UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2014

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
76	Bull ProFund
78	Mid-Cap ProFund
83	Small-Cap ProFund
86	NASDAQ-100 ProFund
88	Large-Cap Value ProFund
92	Large-Cap Growth ProFund
96	Mid-Cap Value ProFund
100	Mid-Cap Growth ProFund
103	Small-Cap Value ProFund
108	Small-Cap Growth ProFund
113	Europe 30 ProFund
114	UltraBull ProFund
116	UltraMid-Cap ProFund
121	UltraSmall-Cap ProFund
124	UltraDow 30 ProFund
126	UltraNASDAQ-100 ProFund
128	UltraInternational ProFund
129	UltraEmerging Markets ProFund
131	UltraLatin America ProFund
133	UltraChina ProFund
135	UltraJapan ProFund
136	Bear ProFund
137	Short Small-Cap ProFund
138	Short NASDAQ-100 ProFund
139	UltraBear ProFund
140	UltraShort Mid-Cap ProFund
141	UltraShort Small-Cap ProFund
142	UltraShort Dow 30 ProFund
143	UltraShort NASDAQ-100 ProFund
144	UltraShort International ProFund
145	UltraShort Emerging Markets ProFund
146	UltraShort Latin America ProFund
147	UltraShort China ProFund
148	UltraShort Japan ProFund
149	Banks UltraSector ProFund
151	Basic Materials UltraSector ProFund
153	Biotechnology UltraSector ProFund
154	Consumer Goods UltraSector ProFund
156	Consumer Services UltraSector ProFund
159	Financials UltraSector ProFund
163	Health Care UltraSector ProFund
165	Industrials UltraSector ProFund
169	Internet UltraSector ProFund
170	Mobile Telecommunications UltraSector ProFund
171	Oil & Gas UltraSector ProFund
173	Oil Equipment, Services & Distribution UltraSector ProFund
175	Pharmaceuticals UltraSector ProFund
176	Precious Metals UltraSector ProFund
177	Real Estate UltraSector ProFund
179	Semiconductor UltraSector ProFund
180	Technology UltraSector ProFund
182	Telecommunications UltraSector ProFund
183	Utilities UltraSector ProFund
185	Short Oil & Gas ProFund
186	Short Precious Metals ProFund
187	Short Real Estate ProFund
188	U.S. Government Plus ProFund
189	Rising Rates Opportunity 10 ProFund
190	Rising Rates Opportunity ProFund
191	Rising U.S. Dollar ProFund
193	Falling U.S. Dollar ProFund
195	Statements of Assets and Liabilities
209	Statements of Operations
223	Statements of Changes in Net Assets
249	Financial Highlights
281	Notes to Financial Statements
314	Report of Independent Registered Public Accounting Firm
315	Trustees and Officers

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm’s name.

3.  From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the 12 months ended July 31, 2014.

Global Equities Continue to Rally

U.S. equity markets delivered solid returns for the 12 months ending July 31, 2014. Large cap stocks generally outpaced small- and mid-cap stocks, reversing the trend from the previous year. The S&P 500® returned 16.9%, the Dow® gained 9.4%, the S&P MidCap 400® was up 12.9% and the Russell 2000® rose 8.6%. An improving economy and strong corporate earnings helped fuel the stock market rally.

All ten Dow Jones U.S. Industry IndexesSM delivered positive returns for the 12-month period, most of them in the double digits. Technology, basic materials and health care were the strongest performers, up 28.7%, 22.8% and 20.7%, respectively. Consumer goods and utilities were the laggards, up 8.4% and 8.9%, respectively.

Markets outside the United States also delivered robust returns, surpassing those of U.S. markets. The MSCI All Country World Index ex-US rose 16.0%. The MSCI EAFE Index, which covers developed markets outside North America, was up 15.6%, boosted by strong results in Japan and Europe. The MSCI Europe Index gained 16.5% and Japan’s Nikkei Index climbed 16.2%. The Eurozone continues to recover, albeit at a slow pace, and the European Central Bank’s recent efforts to increase the availability of credit may help spur growth further. Japan’s performance rested mainly on the strength of its banner performance in 2013, as investor jitters over policy reforms took their toll in 2014. Emerging markets recovered nicely from sharp losses during December and January, ending the 12-month period with an impressive 18.3% return, as measured by the Bank of New York Emerging Markets 50 ADR Index.

Fixed Income Markets Strong

U.S. fixed income markets posted solid returns during the 12 months ended July 31, 2013, gaining 4.0%, as measured by the Barclays U.S. Aggregate Bond Index. Long-dated Treasurys were the strongest performers, with the Ryan Labs Treasury 30 Year Index returning 10.0%, despite expectations that interest rates would rise. Medium-term bonds ended the year with more modest returns, with the Ryan Labs 10 Year Treasury Index up 3.4%. Credit markets were also strong, with the iBoxx $ Liquid Investment Grade Index gaining 7.9% and the iBoxx $ Liquid High Yield Index up 7.0%.

Whatever your view on the market, our alternative mutual funds provide opportunities to help you manage risk and potentially enhance returns. To learn more, please visit us at ProFunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

i

This Page Intentionally Left Blank

Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”).

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund (each, a “Matching Fund” and, collectively, the “Matching Funds”) seeks to match, before fees and expenses, the performance of its benchmark both on a single day and over time.

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”) in the sense that each seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or -2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, and not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

The Funds employ various investment techniques that ProFund Advisors LLC (“PFA”) believes should, in the aggregate, simulate the movement, inverse or multiple thereof, as applicable, of each Fund’s benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds (other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2014(1):

Primary factors affecting Fund performance include the following: the total return of the Fund’s benchmark; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; stock dividends and bond yields paid or earned by the Fund associated with the components of the underlying benchmark; the types of derivative contracts used by the Funds and their correlation to the relevant benchmark; fees, expenses, and transaction costs; other miscellaneous factors; and, in the case of the Geared Funds, the volatility of the Fund’s benchmark.

•  Benchmark Performance and Tracking: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.(2)

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause results for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large positive or large negative benchmark returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest and dividends paid with respect to the securities in the benchmark. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

(1)  Past performance is not a guarantee of future results.

(2)  Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds. Performance for each Fund will generally differ from a Fund’s index performance.

Management Discussion of Fund Performance (unaudited) :: 3

Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2014 was 10.5%, which was lower than the prior year’s volatility of 11.7%. The volatility of each Geared Fund benchmark is shown below:

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	28.2%
Dow Jones U.S. Biotechnology Index	23.0%
Nikkei 225 Stock Average	20.9%
Dow Jones Internet Composite Index	20.0%
BNY Mellon China Select ADR Index	19.8%
BNY Mellon Latin America 35 ADR Index	19.0%
Dow Jones U.S. Mobile Telecommunications Index	17.7%
S&P SmallCap 600 Growth Index	15.7%
BNY Mellon Emerging Markets 50 ADR Index	15.6%
Russell 2000® Index	15.5%
Dow Jones U.S. Semiconductors Index	15.3%
Dow Jones U.S. Banks Index	14.8%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	14.1%
S&P MidCap 400 Growth Index	14.0%
S&P SmallCap 600 Value Index	13.6%
NASDAQ-100® Index	13.0%
Dow Jones U.S. Health Care Index	12.9%
S&P MidCap 400	12.8%
Dow Jones U.S. Telecommunications Index	12.6%
Dow Jones U.S. Technology Index	12.6%
Dow Jones U.S. Basic Materials Index	12.6%
Dow Jones U.S. Industrials Index	12.4%
Dow Jones U.S. Financials Index	12.4%
Dow Jones U.S. Real Estate Index	12.3%
Dow Jones U.S. Oil & Gas Index	12.3%
ProFunds Europe 30 Index®	12.3%
Dow Jones U.S. Consumer Services Index	12.1%
Dow Jones U.S. Utilities Index	12.0%
Dow Jones U.S. Pharmaceuticals Index	12.0%
S&P MidCap 400 Value Index	11.7%
Ryan Labs 30 Year Treasury Index	11.4%
S&P 500 Growth Index	11.3%
S&P 500®	10.5%
Dow Jones U.S. Consumer Goods Index	10.2%
Dow Jones Industrial Average	10.1%
MSCI EAFE Index®	9.9%
S&P 500 Value Index	9.9%
Ryan Labs 10 Year Treasury Index	5.8%
U.S. Dollar Index	4.6%

•  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR declined from 0.15% to 0.12% during the fiscal year. The one-month LIBOR also declined during the fiscal year from 0.19% to 0.16%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying benchmark was positively impacted by capturing the dividend or income yield associated with the underlying benchmark (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying benchmark was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the benchmark.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which

4 :: Management Discussion of Fund Performance (unaudited)

negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have an inverse or inverse multiple and that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmarks.

•  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its underlying benchmark. Certain Funds may obtain exposure to only a representative sample of the securities of its benchmark and may not have investment exposure to all securities of its benchmark or may have weightings that are different from that of its benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Over the period, the tracking of two Funds was adversely impacted by the use of swaps based on ETFs: UltraShort Japan ProFund and UltraJapan ProFund.

Management Discussion of Fund Performance :: Bull ProFund ::  5

Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 14.63%. For the same period, the Index had a total return of 16.94%(1) and a volatility of 10.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	14.63%	14.47%	6.04%
Service	13.47%	13.33%	4.98%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Futures Contracts	12%
Swap Agreements	32%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.9%
Exxon Mobil Corp.	1.4%
Google, Inc.	1.1%
Microsoft Corp.	1.0%
Johnson & Johnson	0.9%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 11.12%. For the same period, the Index had a total return of 12.89%(1) and a volatility of 12.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	11.12%	16.30%	8.21%
Service	10.03%	15.14%	7.13%
S&P MidCap 400	12.89%	18.61%	10.55%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	17%
Swap Agreements	16%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Equinix, Inc.	0.5%
SL Green Realty Corp.	0.4%
Henry Schein, Inc.	0.4%
United Rentals, Inc.	0.4%
Hanesbrands, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	12%
Technology	9%
Basic Materials	5%
Communications	5%
Energy	5%
Utilities	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund ::  7

Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 6.83%. For the same period, the Index had a total return of 8.56%(1) and a volatility of 15.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	6.83%	15.03%	7.12%
Service	5.76%	13.86%	6.05%
Russell 2000 Index	8.56%	16.56%	8.78%

Expense Ratios**

Fund	Gross	Net
Investor	2.14%	1.80%
Service	3.14%	2.80%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	39%
Futures Contracts	14%
Swap Agreements	47%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Puma Biotechnology, Inc.	0.1%
InterMune, Inc.	0.1%
Kodiak Oil & Gas Corp.	0.1%
The Ultimate Software Group, Inc.	0.1%
WEX, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 24.98%. For the same period, the Index had a total return of 27.69%(1) and a volatility of 12.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	24.98%	18.18%	9.72%
Service	23.72%	17.00%	8.62%
NASDAQ-100 Index	27.69%	20.70%	11.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	36%
Futures Contracts	19%
Swap Agreements	45%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	4.8%
Google, Inc.	3.0%
Microsoft Corp.	3.0%
Intel Corp.	1.4%
Facebook, Inc.	1.2%

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund ::  9

Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 12.08%. For the same period, the Index had a total return of 14.29%(1) and a volatility of 9.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	12.08%	13.99%	5.26%
Service	10.94%	12.85%	4.21%
S&P 500 Value Index	14.29%	16.27%	7.38%

Expense Ratios**

Fund	Gross	Net
Investor	1.76%	1.76%
Service	2.76%	2.76%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.2%
General Electric Co.	3.1%
Chevron Corp.	3.0%
Wells Fargo & Co.	3.0%
Berkshire Hathaway, Inc.	2.8%

S&P 500 Value Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	18%
Energy	16%
Consumer, Cyclical	9%
Industrial	9%
Communications	8%
Technology	8%
Utilities	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)  Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from July 31, 2004 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 17.06%. For the same period, the Index had a total return of 19.49%(1) and a volatility of 11.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	17.06%	14.97%	6.27%
Service	15.91%	13.82%	5.22%
S&P 500 Growth Index	19.49%	17.33%	8.55%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.4%
Google, Inc.	3.7%
Microsoft Corp.	3.6%
Johnson & Johnson	1.8%
Schlumberger, Ltd.	1.6%

S&P 500 Growth Index — Composition

% of Index
Consumer, Non-cyclical	26%
Technology	19%
Communications	16%
Industrial	11%
Financial	10%
Consumer, Cyclical	9%
Energy	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from July 31, 2004 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: 11

Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 12.33%. For the same period, the Index had a total return of 14.61%(1) and a volatility of 11.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	12.33%	16.28%	8.03%
Service	11.28%	15.12%	6.95%
S&P MidCap 400 Value Index	14.61%	18.63%	10.31%

Expense Ratios**

Fund	Gross	Net
Investor	2.01%	1.80%
Service	3.01%	2.80%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SL Green Realty Corp.	1.3%
Realty Income Corp.	1.2%
HollyFrontier Corp.	1.2%
Hillshire Brands Co.	1.0%
Ashland, Inc.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	27%
Industrial	15%
Consumer, Non-cyclical	14%
Consumer, Cyclical	11%
Utilities	9%
Basic Materials	8%
Technology	6%
Communications	5%
Energy	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from July 31, 2004 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 9.14%. For the same period, the Index had a total return of 11.25%(1) and a volatility of 13.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	9.14%	16.37%	8.74%
Service	8.02%	15.22%	7.66%
S&P MidCap 400 Growth Index	11.25%	18.62%	10.73%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
United Rentals, Inc.	1.3%
Hanesbrands, Inc.	1.3%
Universal Health Services, Inc.	1.2%
Polaris Industries, Inc.	1.2%
Endo International PLC	1.2%

S&P MidCap 400 Growth Index — Composition

% of Index
Consumer, Non-cyclical	22%
Industrial	22%
Financial	15%
Consumer, Cyclical	14%
Technology	12%
Energy	6%
Communications	5%
Basic Materials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from July 31, 2004 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 13

Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 9.35%. For the same period, the Index had a total return of 11.87%(1) and a volatility of 13.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	9.35%	15.31%	7.15%
Service	8.22%	14.15%	6.07%
S&P SmallCap 600 Value Index	11.87%	17.85%	9.48%

Expense Ratios**

Fund	Gross	Net
Investor	2.02%	1.83%
Service	3.02%	2.83%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Centene Corp.	1.2%
TriQuint Semiconductor, Inc.	0.9%
TreeHouse Foods, Inc.	0.9%
Curtiss-Wright Corp.	0.9%
EPR Properties	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	23%
Industrial	18%
Consumer, Non-cyclical	16%
Consumer, Cyclical	14%
Technology	9%
Utilities	7%
Basic Materials	5%
Energy	5%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from July 31, 2004 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 8.06%. For the same period, the Index had a total return of 10.09%(1) and a volatility of 15.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	8.06%	16.49%	8.49%
Service	6.92%	15.31%	7.40%
S&P SmallCap 600 Growth Index	10.09%	18.71%	10.38%

Expense Ratios**

Fund	Gross	Net
Investor	2.08%	1.82%
Service	3.08%	2.82%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Questcor Pharmaceuticals, Inc.	1.6%
Cognex Corp.	1.1%
U.S. Silica Holdings, Inc.	1.0%
EnerSys	0.9%
Portfolio Recovery Associates, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financial	21%
Consumer, Non-cyclical	20%
Consumer, Cyclical	17%
Industrial	16%
Technology	13%
Energy	5%
Basic Materials	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from July 31, 2004 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: 15

Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 17.24%. For the same period, the Index had a price return of 15.98%(1) and a volatility of 12.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	17.24%	8.25%	4.70%
Service	16.06%	7.19%	3.69%
ProFunds Europe 30 Index	15.98%	7.02%	3.72%
Dow Jones STOXX 50 Index	16.54%	5.55%	5.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.78%
Service	2.84%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.1%
BHP Billiton PLC	5.5%
HSBC Holdings PLC	5.4%
Total S.A.	4.7%
BP PLC	4.6%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer, Non-cyclical	22%
Energy	19%
Financial	18%
Basic Materials	11%
Communications	11%
Technology	8%
Consumer, Cyclical	4%
Industrial	4%
Utilities	3%

Country Composition
United Kingdom	46%
Netherlands	16%
France	7%
Spain	7%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 31.53%. For the same period, the Index had a total return of 16.94%(1) and a volatility of 10.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	31.53%	28.70%	7.23%
Service	30.25%	27.45%	6.18%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	8%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.2%
Exxon Mobil Corp.	1.6%
Google, Inc.	1.2%
Microsoft Corp.	1.2%
Johnson & Johnson	1.1%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 17

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 22.34%. For the same period, the Index had a total return of 12.89%(1) and a volatility of 12.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	22.34%	32.04%	11.43%
Service	21.10%	30.71%	10.32%
S&P MidCap 400	12.89%	18.61%	10.55%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	21%
Swap Agreements	115%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Equinix, Inc.	0.5%
SL Green Realty Corp.	0.4%
Henry Schein, Inc.	0.4%
United Rentals, Inc.	0.4%
Hanesbrands, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	12%
Technology	9%
Basic Materials	5%
Communications	5%
Energy	5%
Utilities	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 13.07%. For the same period, the Index had a total return of 8.56%(1) and a volatility of 15.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	13.07%	26.92%	6.60%
Service	11.91%	25.62%	5.49%
Russell 2000 Index	8.56%	16.56%	8.78%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.81%
Service	2.84%	2.81%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	11%
Swap Agreements	128%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Puma Biotechnology, Inc.	0.2%
InterMune, Inc.	0.2%
Kodiak Oil & Gas Corp.	0.2%
The Ultimate Software Group, Inc.	0.2%
WEX, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 19

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 14.88%. For the same period, the Index had a total return of 9.39%(1) and a volatility of 10.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	14.88%	26.71%	7.18%
Service	13.70%	25.46%	6.13%
Dow Jones Industrial Average	9.39%	15.54%	7.77%

Expense Ratios**

Fund	Gross	Net
Investor	2.02%	1.78%
Service	3.02%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	15%
Swap Agreements	110%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc.	6.2%
International Business Machines Corp.	5.7%
The Goldman Sachs Group, Inc.	5.1%
3M Co.	4.2%
Chevron Corp.	3.8%

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	19%
Consumer, Non-cyclical	15%
Consumer, Cyclical	13%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of 56.23%. For the same period, the Index had a total return of 27.69%(1) and a volatility of 12.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization- weighted methodology.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	56.23%	38.06%	14.47%
Service	54.72%	36.74%	13.36%
NASDAQ-100 Index	27.69%	20.70%	11.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.68%	1.68%
Service	2.68%	2.68%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Futures Contracts	16%
Swap Agreements	129%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.3%
Microsoft Corp.	4.5%
Google, Inc.	4.5%
Intel Corp.	2.1%
Facebook, Inc.	1.8%

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 21

UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 23.59%. For the same period, the Index had a total return of 15.55%(1) and a volatility of 9.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	23.59%	9.45%	-5.91%
Service	22.41%	8.37%	-6.85%
MSCI EAFE Index	15.55%	9.88%	3.73%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	26%
Consumer, Non-cyclical	22%
Consumer, Cyclical	12%
Industrial	12%
Basic Materials	8%
Communications	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
Japan	21%
United Kingdom	18%
France	10%
Switzerland	10%
Germany	9%
Australia	8%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 33.52%. For the same period, the Index had a total return of 18.34%(1) and a volatility of 15.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	33.52%	0.74%	-5.77%
Service	32.29%	-0.26%	-6.72%
BNY Mellon Emerging Markets 50 ADR Index	18.34%	4.08%	4.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.82%
Service	2.82%	2.82%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	124%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0%
Baidu, Inc.	4.9%
Petroleo Brasileiro S.A.	4.7%
China Mobile, Ltd.	4.6%
Vale S.A.	3.6%

BNY Mellon Emerging
Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	26%
Financial	19%
Energy	16%
Basic Materials	13%
Technology	12%
Consumer, Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%

Country Composition
Brazil	27%
China	27%
Taiwan	10%
South Korea	10%
Mexico	9%
India	8%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: 23

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 10.14%. For the same period, the Index had a total return of 8.45%(1) and a volatility of 19.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	10.14%	-1.59%	-18.28%
Service	9.08%	-2.56%	-19.06%
BNY Mellon Latin America 35 ADR Index	8.45%	3.40%	-0.93%

Expense Ratios**

Fund	Gross	Net
Investor	1.85%	1.85%
Service	2.85%	2.85%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	130%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	6.3%
Petroleo Brasileiro S.A.	6.3%
Ambev S.A.	5.5%
BRF-Brazil Foods S.A.	4.5%
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)	3.5%

BNY Mellon Latin America 35 ADR
Index — Composition

Industry Breakdown	% of Index
Consumer, Non-cyclical	26%
Financial	19%
Basic Materials	18%
Energy	14%
Communications	9%
Utilities	7%
Industrial	5%
Consumer, Cyclical	2%

Country Composition
Brazil	63%
Mexico	18%
Chile	11%
Colombia	6%
Argentina	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 56.29%. For the same period, the Index had a total return of 29.03%(1) and a volatility of 19.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	56.29%	6.63%	-11.34%
Service	54.74%	5.55%	-12.26%
BNY Mellon China Select ADR Index	29.03%	7.57%	1.58%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.78%
Service	2.91%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	124%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Baidu, Inc.	8.3%
China Mobile, Ltd.	7.8%
CNOOC, Ltd.	5.1%
PetroChina Co., Ltd.	5.0%
China Petroleum and Chemical Corp.	4.8%

  BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	52%
Energy	23%
Consumer, Non-cyclical	8%
Financial	6%
Basic Materials	3%
Consumer, Cyclical	3%
Technology	2%
Utilities	2%
Industrial	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 25

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 17.37%. For the same period, the Index had a total return of 11.07%(1), as measured in unhedged U.S. Dollar terms, or 16.18%(1) in local (Japanese Yen) terms and a volatility of 20.90%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	17.37%	7.25%	-2.96%
Service	16.18%	6.17%	-3.93%
Nikkei 225 Stock Average - USD	11.07%	8.76%	5.78%
Nikkei 225 Stock Average - Yen	16.18%	10.59%	4.93%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Swap Agreements	NM
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	26%
Industrial	24%
Consumer, Non-cyclical	18%
Communications	12%
Basic Materials	7%
Financial	6%
Technology	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

NM                                 Not Meaningful, amount is less than 0.5%.

(1)                                 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -16.69%. For the same period, the Index had a total return of 16.94%(1) and a volatility of 10.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-16.69%	-18.01%	-9.63%
Service	-17.41%	-18.81%	-10.52%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(81)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 27

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -12.31%. For the same period, the Index had a total return of 8.56%(1) and a volatility of 15.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-12.31%	-20.86%	-13.73%
Service	-12.97%	-21.60%	-14.55%
Russell 2000 Index	8.56%	16.56%	8.78%

Expense Ratios**

Fund	Gross	Net
Investor	2.61%	1.78%
Service	3.61%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund had a total return of -24.93%. For the same period, the Index had a total return of 27.69%(1) and a volatility of 12.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-24.93%	-21.68%	-13.68%
Service	-25.70%	-22.51%	-14.58%
NASDAQ-100 Index	27.69%	20.70%	11.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(92)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 29

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of -30.18%. For the same period, the Index had a total return of 16.94%(1) and a volatility of 10.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-30.18%	-33.98%	-22.00%
Service	-30.84%	-34.58%	-22.73%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(188)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of -26.88%. For the same period, the Index had a total return of 12.89%(1) and a volatility of 12.76%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-26.88%	-38.27%	-28.70%
Service	-27.53%	-38.84%	-29.40%
S&P MidCap 400	12.89%	18.61%	10.55%

Expense Ratios**

Fund	Gross	Net
Investor	2.73%	1.78%
Service	3.73%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(193)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	12%
Technology	9%
Basic Materials	5%
Communications	5%
Energy	5%
Utilities	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 31

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of -23.44%. For the same period, the Index had a total return of 8.56%(1) and a volatility of 15.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-23.44%	-39.59%	-30.79%
Service	-24.22%	-40.22%	-31.50%
Russell 2000 Index	8.56%	16.56%	8.78%

Expense Ratios**

Fund	Gross	Net
Investor	1.99%	1.78%
Service	2.99%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(183)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	20%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of -20.57%. For the same period, the Index had a total return of 9.39%(1) and a volatility of 10.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-20.57%	-31.59%	-20.72%
Service	-21.53%	-32.31%	-21.54%
Dow Jones Industrial Average	9.39%	15.54%	7.77%

Expense Ratios**

Fund	Gross	Net
Investor	2.60%	1.78%
Service	3.60%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	19%
Consumer, Non-cyclical	15%
Consumer, Cyclical	13%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: 33

UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class shares) had a total return of -42.49%. For the same period, the Index had a total return of 27.69%(1) and a volatility of 12.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-42.49%	-38.64%	-28.43%
Service	-43.16%	-39.26%	-29.15%
NASDAQ-100 Index	27.69%	20.70%	11.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(177)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -28.53%. For the same period, the Index had a total return of 15.55%(1) and a volatility of 9.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2014, assuming the reinvestment of distributions

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-28.53%	-28.98%	-23.70%
Service	-29.21%	-29.71%	-24.47%
MSCI EAFE Index	15.55%	9.88%	3.73%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.78%
Service	2.91%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financial	26%
Consumer, Non-cyclical	22%
Consumer, Cyclical	12%
Industrial	12%
Basic Materials	8%
Communications	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
Japan	21%
United Kingdom	18%
France	10%
Switzerland	10%
Germany	9%
Australia	8%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: 35

UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -35.37%. For the same period, the Index had a total return of 18.34%(1) and a volatility of 15.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-35.37%	-22.81%	-34.55%
Service	-36.06%	-23.58%	-35.19%
BNY Mellon Emerging Markets 50 ADR Index	18.34%	4.08%	4.47%

Expense Ratios**

Fund	Gross	Net
Investor	2.08%	1.78%
Service	3.08%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	26%
Financial	19%
Energy	16%
Basic Materials	13%
Technology	12%
Consumer, Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%

Country Composition
Brazil	27%
China	27%
Taiwan	10%
South Korea	10%
Mexico	9%
India	8%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -26.17%. For the same period, the Index had a total return of 8.45%(1) and a volatility of 19.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-26.17%	-23.70%	-37.21%
Service	-26.82%	-24.44%	-37.81%
BNY Mellon Latin America 35 ADR Index	8.45%	3.40%	-0.93%

Expense Ratios**

Fund	Gross	Net
Investor	2.47%	1.78%
Service	3.47%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Consumer, Non-cyclical	26%
Financial	19%
Basic Materials	18%
Energy	14%
Communications	9%
Utilities	7%
Industrial	5%
Consumer, Cyclical	2%

Country Composition
Brazil	63%
Mexico	18%
Chile	11%
Colombia	6%
Argentina	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 37

UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -48.94%. For the same period, the Index had a total return of 29.03%(1) and a volatility of 19.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-48.94%	-30.65%	-35.31%
Service	-49.45%	-31.31%	-35.94%
BNY Mellon China Select ADR Index	29.03%	7.57%	1.58%

Expense Ratios**

Fund	Gross	Net
Investor	2.83%	1.78%
Service	3.83%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	52%
Energy	23%
Consumer, Non-cyclical	8%
Financial	6%
Basic Materials	3%
Consumer, Cyclical	3%
Technology	2%
Utilities	2%
Industrial	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -34.04%. For the same period, the Index had a total return of 11.07%(1), as measured in unhedged U.S. Dollar terms, or 16.18%(1) in local (Japanese Yen) terms and a volatility of 20.90%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-34.04%	-28.82%	-18.79%
Service	-34.66%	-29.51%	-19.59%
Nikkei 225 Stock Average - USD	11.07%	8.76%	2.36%
Nikkei 225 Stock Average - Yen	16.18%	10.59%	0.71%

Expense Ratios**

Fund	Gross	Net
Investor	2.50%	1.78%
Service	3.50%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(199)%
Swap Agreements	(3)%
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	26%
Industrial	24%
Consumer, Non-cyclical	18%
Communications	12%
Basic Materials	7%
Financial	6%
Technology	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 39

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 8.35%. For the same period, the Index had a total return of 7.74%(1) and a volatility of 14.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	8.35%	10.87%	-11.26%
Service	7.31%	9.79%	-12.12%
Dow Jones U.S. Banks Index	7.74%	10.89%	-1.51%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.7%
J.P. Morgan Chase & Co.	14.0%
Bank of America Corp.	10.3%
Citigroup, Inc.	9.5%
U.S. Bancorp	4.9%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 32.17%. For the same period, the Index had a total return of 22.79%(1) and a volatility of 12.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	32.17%	16.58%	6.81%
Service	30.87%	15.43%	5.75%
Dow Jones U.S. Basic Materials Index	22.79%	14.24%	9.29%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.78%
Service	2.84%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	7.3%
Monsanto Co.	7.1%
E.I. du Pont de Nemours & Co.	7.0%
LyondellBasell Industries N.V.	5.3%
Freeport-McMoRan Copper & Gold, Inc.	4.6%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	75%
Industrial Metals	16%
Mining	5%
Forestry and Paper	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: 41

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 39.92%. For the same period, the Index had a total return of 28.61%(1) and a volatility of 22.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	39.92%	34.95%	20.27%
Service	38.54%	33.63%	19.09%
Dow Jones U.S. Biotechnology Index	28.61%	25.36%	16.71%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	83%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	14.8%
Amgen, Inc.	10.2%
AbbVie, Inc.	8.8%
Biogen Idec, Inc.	8.4%
Celgene Corp.	7.4%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 9.74%. For the same period, the Index had a total return of 8.38%(2) and a volatility of 10.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	9.74%	21.59%	9.86%
Service	8.70%	20.37%	8.76%
Dow Jones U.S. Consumer Goods Index	8.38%	16.44%	9.80%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	2.27%	1.78%
Service	3.27%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	7.6%
Coca-Cola Co.	5.4%
PepsiCo, Inc.	4.8%
Philip Morris International, Inc.	4.6%
Altria Group, Inc.	2.9%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Beverages	18%
Household Goods	18%
Food Producers	17%
Automobiles and Parts	15%
Personal Goods	15%
Tobacco	13%
Leisure Goods	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco product companies.

(2)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 43

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 19.02%. For the same period, the Index had a total return of 14.38%(2) and a volatility of 12.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	19.02%	31.42%	9.99%
Service	17.84%	30.13%	8.93%
Dow Jones U.S. Consumer Services Index	14.38%	22.65%	10.11%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Comcast Corp.	4.1%
Walt Disney Co.	4.1%
Wal-Mart Stores, Inc.	3.5%
Amazon.com, Inc.	3.4%
The Home Depot, Inc.	3.3%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	34%
Media	29%
Travel and Leisure	23%
Food and Drug Retailers	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishing and appliances, footwear, clothing and fabrics companies.

(2)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 14.32%. For the same period, the Index had a total return of 11.30%(1) and a volatility of 12.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	14.32%	17.15%	-4.93%
Service	13.22%	15.97%	-5.87%
Dow Jones U.S. Financials Index	11.30%	14.22%	1.66%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.98%	1.78%
Service	2.98%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Company	% of Net Assets
Wells Fargo & Co.	5.2%
Berkshire Hathaway, Inc.	4.8%
J.P. Morgan Chase & Co.	4.6%
Bank of America Corp.	3.4%
Citigroup, Inc.	3.2%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	25%
Real Estate Investment Trusts	19%
Nonlife Insurance	18%
Life Insurance	5%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 45

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 28.91%. For the same period, the Index had a total return of 20.74%(1) and a volatility of 12.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	28.91%	27.28%	11.59%
Service	27.65%	26.02%	10.51%
Dow Jones U.S. Health Care Index	20.74%	19.81%	10.66%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.0%
Pfizer, Inc.	5.8%
Merck & Co., Inc.	5.3%
Gilead Sciences, Inc.	4.5%
Amgen, Inc.	3.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 20.21%. For the same period, the Index had a total return of 15.18%(1) and a volatility of 12.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	20.21%	25.35%	7.92%
Service	19.02%	24.11%	6.86%
Dow Jones U.S. Industrials Index	15.18%	19.25%	9.10%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.4%
Union Pacific Corp.	2.6%
United Technologies Corp.	2.6%
3M Co.	2.6%
Boeing Co.	2.4%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	21%
Aerospace and Defense	17%
Support Services	17%
Industrial Engineering	16%
Industrial Transportation	13%
Electronic & Electrical Equipment	10%
Construction and Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 47

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 27.25%. For the same period, the Index had a total return of 20.33%(1) and a volatility of 20.01%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	27.25%	33.06%	16.63%
Service	26.01%	31.73%	15.47%
Dow Jones Internet Composite Index	20.33%	24.36%	15.01%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	7.9%
Facebook, Inc.	7.1%
Amazon.com, Inc.	6.3%
eBay, Inc.	4.9%
Priceline.com, Inc.	4.9%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 26.10%. For the same period, the Index had a total return of 19.48%(1) and a volatility of 17.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	26.10%	21.64%	-8.78%
Service	24.84%	20.52%	-9.66%
Dow Jones U.S. Mobile Telecommunications Index	19.48%	18.15%	-0.61%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	97%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SBA Communications Corp.	23.6%
T-Mobile U.S., Inc.	14.3%
Sprint Corp.	10.9%
Telephone & Data Systems, Inc.	4.2%
NII Holdings, Inc.	0.2%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 49

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 26.66%. For the same period, the Index had a total return of 19.14%(1) and a volatility of 12.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	26.66%	18.47%	12.93%
Service	25.39%	17.30%	11.80%
Dow Jones U.S. Oil & Gas Index	19.14%	14.92%	13.00%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.4%
Chevron Corp.	9.5%
Schlumberger, Ltd.	5.4%
ConocoPhillips	3.9%
Occidental Petroleum Corp.	3.0%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	73%
Oil Equipment, Services and Distribution	27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50  :: Oil Equipment, Services & Distribution UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 38.63%. For the same period, the Index had a total return of 26.93%(1) and a volatility of 14.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	38.63%	19.07%	0.81%
Service	37.33%	17.90%	-0.19%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	26.93%	16.40%	6.32%
S&P 500	16.94%	16.79%	7.59%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.78%
Service	2.83%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.6%
Halliburton Co.	7.3%
The Williams Cos., Inc.	5.2%
National Oilwell Varco, Inc.	4.3%
Baker Hughes, Inc.	3.8%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 51

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 24.61%. For the same period, the Index had a total return of 17.98%(1) and a volatility of 11.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	24.61%	25.66%	8.42%
Service	23.29%	24.39%	7.33%
Dow Jones U.S. Pharmaceuticals Index	17.98%	18.78%	8.54%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.85%	1.78%
Service	2.85%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.9%
Pfizer, Inc.	12.2%
Merck & Co., Inc.	11.1%
Bristol-Myers Squibb Co.	5.6%
Eli Lilly & Co.	4.0%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52  :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 11.57%. For the same period, the Index had a total return of 11.68%(1) and a volatility of 28.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	11.57%	-11.89%	-3.94%
Service	10.37%	-12.77%	-4.88%
Dow Jones Precious Metals Index	11.68%	-4.08%	3.68%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	20.2%
Goldcorp, Inc.	11.6%
Barrick Gold Corp.	11.0%
Newmont Mining Corp.	6.5%
Randgold Resources, Ltd.	4.2%

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 53

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 15.90%. For the same period, the Index had a total return of 12.46%(1) and a volatility of 12.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	15.90%	25.98%	3.52%
Service	14.76%	24.78%	2.51%
Dow Jones U.S. Real Estate Index	12.46%	19.90%	8.45%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.6%
American Tower Corp.	4.0%
Public Storage, Inc.	2.7%
Crown Castle International Corp.	2.7%
Equity Residential	2.3%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 53.55%. For the same period, the Index had a total return of 36.00%(1) and a volatility of 15.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	53.55%	18.60%	3.19%
Service	52.00%	17.43%	2.18%
Dow Jones U.S. Semiconductors Index	36.00%	15.34%	6.00%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	2.39%	1.78%
Service	3.39%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.8%
Texas Instruments, Inc.	7.0%
Micron Technology, Inc.	4.6%
Applied Materials, Inc.	3.6%
Broadcom Corp.	3.0%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 55

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 41.67%. For the same period, the Index had a total return of 28.73%(1) and a volatility of 12.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	41.67%	21.19%	9.16%
Service	40.23%	19.96%	8.06%
Dow Jones U.S. Technology Index	28.73%	16.33%	9.50%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	87%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	11.6%
Microsoft Corp.	6.5%
Google, Inc.	6.2%
International Business Machines Corp.	3.8%
Intel Corp.	3.4%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	52%
Software and Computer Services	48%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 13.34%. For the same period, the Index had a total return of 10.91%(1) and a volatility of 12.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	13.34%	17.77%	6.26%
Service	12.29%	16.64%	5.21%
Dow Jones U.S. Telecommunications Index	10.91%	14.18%	7.76%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	2.07%	1.78%
Service	3.07%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	96%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	23.8%
AT&T, Inc.	21.1%
CenturyLink, Inc.	2.6%
SBA Communications Corp.	1.6%
T-Mobile U.S., Inc.	1.0%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 57

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 10.22%. For the same period, the Index had a total return of 8.94%(1) and a volatility of 11.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	10.22%	15.82%	9.69%
Service	9.11%	14.68%	8.60%
Dow Jones U.S. Utilities Index	8.94%	12.63%	9.70%
S&P 500	16.94%	16.79%	8.00%

Expense Ratios**

Fund	Gross	Net
Investor	2.16%	1.78%
Service	3.16%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	6.4%
NextEra Energy, Inc.	5.1%
Dominion Resources, Inc.	4.9%
Southern Co.	3.7%
Exelon Corp.	3.3%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	70%
Gas, Water & MultiUtilities	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -18.42%. For the same period, the Index had a total return of 19.14%(1) and a volatility of 12.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-18.42%	-18.60%	-15.58%
Service	-19.24%	-19.30%	-16.35%
Dow Jones U.S. Oil & Gas Index	19.14%	14.92%	9.18%
S&P 500	16.94%	16.79%	7.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.65%	1.78%
Service	3.65%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	73%
Oil Equipment, Services and Distribution	27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 59

Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -19.46%. For the same period, the Index had a total return of 11.68%(1) and a volatility of 28.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-19.46%	-7.27%	-13.93%
Service	-20.17%	-8.09%	-14.72%
Dow Jones Precious Metals Index	11.68%	-4.08%	-1.46%
S&P 500	16.94%	16.79%	7.07%

Expense Ratios**

Fund	Gross	Net
Investor	2.09%	1.78%
Service	3.09%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -14.16%. For the same period, the Index had a total return of 12.46%(1) and a volatility of 12.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-14.16%	-22.56%	-17.95%
Service	-14.98%	-23.28%	-18.73%
Dow Jones U.S. Real Estate Index	12.46%	19.90%	5.77%
S&P 500	16.94%	16.79%	7.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.52%	1.78%
Service	3.52%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: 61

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of 10.62%. For the same period, the Long Bond had a total return of 9.93%(1) and a volatility of 11.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2014 the most recent Long Bond carried a maturity date of May 15, 2044 and a 3.38% coupon.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	10.62%	7.21%	6.52%
Service	9.32%	6.10%	5.45%
30-year U.S. Treasury Bond	9.93%	7.27%	7.13%
Barclays Capital U.S. Treasury: Long-Term Index	8.30%	7.18%	6.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.41%	1.41%
Service	2.41%	2.41%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	49%
Swap Agreements	75%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -5.43%. For the same period, the Note had a total return of 3.36%(1) and a volatility of 5.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2014 the most recent Note carried a maturity date of May 15, 2024 and a 2.50% coupon.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Note. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-5.43%	-6.98%	-4.89%
Service	-6.32%	-7.92%	-5.83%
10-year U.S. Treasury Note	3.36%	5.02%	5.25%
Barclays Capital Composite U.S. Treasury Index	1.45%	2.90%	3.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The Barclays Capital Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: 63

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -13.90%. For the same period, the Long Bond had a total return of 9.93%(1) and a volatility of 11.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2014 the most recent Long Bond carried a maturity date of May 15, 2044 and a 3.38% coupon.

During the year ended July 31, 2014, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2004 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Ten Year
Investor	-13.90%	-13.55%	-10.06%
Service	-14.77%	-14.42%	-10.96%
30-year U.S. Treasury Bond	9.93%	7.27%	7.13%
Barclays Capital U.S. Treasury: Long-Term Index	8.30%	7.18%	6.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less that the Fund multiple times the return of the Index. For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -2.50%. For the same period, the Index had a price return of -0.22%(1) and a volatility of 4.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2014, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark.

The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-2.50%	-1.92%	-1.06%
Service	-3.47%	-2.90%	-2.02%
U.S. Dollar Index	-0.22%	0.78%	-0.25%
S&P 500	16.94%	16.79%	7.38%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 65

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2014, the Fund (Investor Class Shares) had a total return of -1.36%. For the same period, the Index had a price return of -0.22%(1) and a volatility of 4.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2014, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/14

Fund	One Year	Five Year	Since Inception
Investor	-1.36%	-2.19%	-0.18%
Service	-2.36%	-3.17%	-1.17%
U.S. Dollar Index	-0.22%	0.78%	-0.25%
S&P 500	16.94%	16.79%	7.38%

Expense Ratios**

Fund	Gross	Net
Investor	2.06%	1.78%
Service	3.06%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2013. Contractual fee waivers are in effect through November 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                   The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution fees and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2014 and held for the entire period from February 1, 2014 through July 31, 2014.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period 2/1/14 - 7/31/14*	Annualized Expense Ratio During Period 2/1/14 - 7/31/14
Investor Class
Bull ProFund	$1,000.00	$1,084.10	$8.16	1.58%
Mid-Cap ProFund	1,000.00	1,043.00	7.29	1.44%
Small-Cap ProFund	1,000.00	989.20	8.43	1.71%
NASDAQ-100 ProFund	1,000.00	1,100.80	8.59	1.65%
Large-Cap Value ProFund	1,000.00	1,086.70	9.68	1.87%
Large-Cap Growth ProFund	1,000.00	1,081.30	9.44	1.83%
Mid-Cap Value ProFund	1,000.00	1,058.90	9.09	1.78%
Mid-Cap Growth ProFund	1,000.00	1,023.60	8.93	1.78%
Small-Cap Value ProFund	1,000.00	1,014.50	12.44	2.49%
Small-Cap Growth ProFund	1,000.00	989.60	8.78	1.78%
Europe 30 ProFund	1,000.00	1,067.40	9.12	1.78%
UltraBull ProFund	1,000.00	1,175.80	8.52	1.58%
UltraMid-Cap ProFund	1,000.00	1,083.50	8.37	1.62%
UltraSmall-Cap ProFund	1,000.00	973.10	8.37	1.71%
UltraDow 30 ProFund	1,000.00	1,116.40	9.34	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,211.20	8.61	1.57%
UltraInternational ProFund	1,000.00	1,118.20	7.35	1.40%
UltraEmerging Markets ProFund	1,000.00	1,448.10	10.87	1.79%
UltraLatin America ProFund	1,000.00	1,377.60	11.02	1.87%
UltraChina ProFund	1,000.00	1,286.80	10.09	1.78%
UltraJapan ProFund	1,000.00	1,081.10	9.18	1.78%
Bear ProFund	1,000.00	902.70	8.21	1.74%
Short Small-Cap ProFund	1,000.00	977.80	8.73	1.78%
Short NASDAQ-100 ProFund	1,000.00	882.50	8.31	1.78%
UltraBear ProFund	1,000.00	815.90	7.52	1.67%
UltraShort Mid-Cap ProFund	1,000.00	874.00	8.27	1.78%
UltraShort Small-Cap ProFund	1,000.00	950.40	8.61	1.78%
UltraShort Dow 30 ProFund	1,000.00	855.30	8.19	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	780.30	7.86	1.78%
UltraShort International ProFund	1,000.00	845.40	8.14	1.78%
UltraShort Emerging Markets ProFund	1,000.00	646.90	7.27	1.78%
UltraShort Latin America ProFund	1,000.00	658.90	7.32	1.78%
UltraShort China ProFund	1,000.00	702.40	7.51	1.78%
UltraShort Japan ProFund	1,000.00	839.10	8.12	1.78%
Banks UltraSector ProFund	1,000.00	1,041.20	8.91	1.76%
Basic Materials UltraSector ProFund	1,000.00	1,155.30	9.25	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,069.00	8.16	1.59%
Consumer Goods UltraSector ProFund	1,000.00	1,088.80	9.22	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,077.50	9.17	1.78%
Financials UltraSector ProFund	1,000.00	1,085.60	9.20	1.78%
Health Care UltraSector ProFund	1,000.00	1,121.90	9.21	1.75%
Industrials UltraSector ProFund	1,000.00	1,038.20	9.20	1.82%
Internet UltraSector ProFund	1,000.00	957.00	7.76	1.60%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,082.50	9.19	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,248.10	9.09	1.63%
Oil Equipment Services & Distribution UltraSector ProFund	1,000.00	1,314.20	9.81	1.71%

Expense Examples (unaudited) :: 69

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period 2/1/14 - 7/31/14*	Annualized Expense Ratio During Period 2/1/14 - 7/31/14
Pharmaceuticals UltraSector ProFund	$1,000.00	$1,130.80	$9.09	1.72%
Precious Metals UltraSector ProFund	1,000.00	1,158.90	9.37	1.75%
Real Estate UltraSector ProFund	1,000.00	1,172.60	9.59	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,336.70	10.02	1.73%
Technology UltraSector ProFund	1,000.00	1,190.50	9.61	1.77%
Telecommunications UltraSector ProFund	1,000.00	1,162.60	9.54	1.78%
Utilities UltraSector ProFund	1,000.00	1,093.10	8.98	1.73%
Short Oil & Gas ProFund	1,000.00	844.10	8.14	1.78%
Short Precious Metals ProFund	1,000.00	859.60	8.21	1.78%
Short Real Estate ProFund	1,000.00	880.60	8.30	1.78%
U.S. Government Plus ProFund	1,000.00	1,088.30	7.25	1.40%
Rising Rates Opportunity 10 ProFund	1,000.00	964.40	8.33	1.71%
Rising Rates Opportunity ProFund	1,000.00	898.60	7.44	1.58%
Rising U.S. Dollar ProFund	1,000.00	990.50	9.87	2.00%
Falling U.S. Dollar ProFund	1,000.00	990.00	8.78	1.78%

Service Class
Bull ProFund	1,000.00	1,078.80	13.30	2.58%
Mid-Cap ProFund	1,000.00	1,037.90	12.33	2.44%
Small-Cap ProFund	1,000.00	984.20	13.33	2.71%
NASDAQ-100 ProFund	1,000.00	1,095.40	13.77	2.65%
Large-Cap Value ProFund	1,000.00	1,081.30	14.81	2.87%
Large-Cap Growth ProFund	1,000.00	1,075.80	14.57	2.83%
Mid-Cap Value ProFund	1,000.00	1,054.00	14.16	2.78%
Mid-Cap Growth ProFund	1,000.00	1,018.30	13.91	2.78%
Small-Cap Value ProFund	1,000.00	1,009.60	17.39	3.49%
Small-Cap Growth ProFund	1,000.00	984.40	13.68	2.78%
Europe 30 ProFund	1,000.00	1,062.30	14.22	2.78%
UltraBull ProFund	1,000.00	1,169.90	13.88	2.58%
UltraMid-Cap ProFund	1,000.00	1,078.20	13.50	2.62%
UltraSmall-Cap ProFund	1,000.00	968.20	13.22	2.71%
UltraDow 30 ProFund	1,000.00	1,111.10	14.55	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,205.50	14.05	2.57%
UltraInternational ProFund	1,000.00	1,113.10	12.57	2.40%
UltraEmerging Markets ProFund	1,000.00	1,441.60	16.89	2.79%
UltraLatin America ProFund	1,000.00	1,369.40	16.86	2.87%
UltraChina ProFund	1,000.00	1,279.70	15.71	2.78%
UltraJapan ProFund	1,000.00	1,076.20	14.31	2.78%
Bear ProFund	1,000.00	898.70	12.90	2.74%
Short Small-Cap ProFund	1,000.00	972.40	13.60	2.78%
Short NASDAQ-100 ProFund	1,000.00	877.10	12.94	2.78%
UltraBear ProFund	1,000.00	813.10	12.00	2.67%
UltraShort Mid-Cap ProFund	1,000.00	869.90	12.89	2.78%
UltraShort Small-Cap ProFund	1,000.00	946.70	13.42	2.78%
UltraShort Dow 30 ProFund	1,000.00	850.60	12.76	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	775.00	12.23	2.78%
UltraShort International ProFund	1,000.00	841.00	12.69	2.78%
UltraShort Emerging Markets ProFund	1,000.00	643.30	11.33	2.78%
UltraShort Latin America ProFund	1,000.00	656.20	11.42	2.78%
UltraShort China ProFund	1,000.00	700.80	11.72	2.78%
UltraShort Japan ProFund	1,000.00	835.50	12.65	2.78%
Banks UltraSector ProFund	1,000.00	1,036.00	13.93	2.76%
Basic Materials UltraSector ProFund	1,000.00	1,149.50	14.55	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,063.80	13.25	2.59%
Consumer Goods UltraSector ProFund	1,000.00	1,083.90	14.36	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,072.10	14.28	2.78%
Financials UltraSector ProFund	1,000.00	1,080.40	14.34	2.78%
Health Care UltraSector ProFund	1,000.00	1,116.20	14.43	2.75%
Industrials UltraSector ProFund	1,000.00	1,033.10	14.22	2.82%
Internet UltraSector ProFund	1,000.00	952.60	12.59	2.60%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,077.20	14.32	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,242.20	14.62	2.63%

70 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period 2/1/14 - 7/31/14*	Annualized Expense Ratio During Period 2/1/14 - 7/31/14
Oil Equipment Services & Distribution UltraSector ProFund	$1,000.00	$1,307.00	$15.50	2.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,124.70	14.33	2.72%
Precious Metals UltraSector ProFund	1,000.00	1,152.30	14.62	2.74%
Real Estate UltraSector ProFund	1,000.00	1,167.20	14.94	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,330.10	15.77	2.73%
Technology UltraSector ProFund	1,000.00	1,184.30	15.00	2.77%
Telecommunications UltraSector ProFund	1,000.00	1,156.90	14.87	2.78%
Utilities UltraSector ProFund	1,000.00	1,087.50	14.13	2.73%
Short Oil & Gas ProFund	1,000.00	839.40	12.68	2.78%
Short Precious Metals ProFund	1,000.00	856.20	12.79	2.78%
Short Real Estate ProFund	1,000.00	875.20	12.93	2.78%
U.S. Government Plus ProFund	1,000.00	1,082.20	12.39	2.40%
Rising Rates Opportunity 10 ProFund	1,000.00	959.90	13.17	2.71%
Rising Rates Opportunity ProFund	1,000.00	893.20	12.11	2.58%
Rising U.S. Dollar ProFund	1,000.00	985.60	14.77	3.00%
Falling U.S. Dollar ProFund	1,000.00	984.60	13.68	2.78%

*            Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) :: 71

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period 2/1/14 - 7/31/14*	Annualized Expense Ratio During Period 2/1/14 - 7/31/14
Investor Class
Bull ProFund	$1,000.00	$1,016.96	$7.90	1.58%
Mid-Cap ProFund	1,000.00	1,017.65	7.20	1.44%
Small-Cap ProFund	1,000.00	1,016.31	8.55	1.71%
NASDAQ-100 ProFund	1,000.00	1,016.61	8.25	1.65%
Large-Cap Value ProFund	1,000.00	1,015.52	9.35	1.87%
Large-Cap Growth ProFund	1,000.00	1,015.72	9.15	1.83%
Mid-Cap Value ProFund	1,000.00	1,015.97	8.90	1.78%
Mid-Cap Growth ProFund	1,000.00	1,015.97	8.90	1.78%
Small-Cap Value ProFund	1,000.00	1,012.45	12.42	2.49%
Small-Cap Growth ProFund	1,000.00	1,015.97	8.90	1.78%
Europe 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraBull ProFund	1,000.00	1,016.96	7.90	1.58%
UltraMid-Cap ProFund	1,000.00	1,016.76	8.10	1.62%
UltraSmall-Cap ProFund	1,000.00	1,016.31	8.55	1.71%
UltraDow 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,017.01	7.85	1.57%
UltraInternational ProFund	1,000.00	1,017.85	7.00	1.40%
UltraEmerging Markets ProFund	1,000.00	1,015.92	8.95	1.79%
UltraLatin America ProFund	1,000.00	1,015.52	9.35	1.87%
UltraChina ProFund	1,000.00	1,015.97	8.90	1.78%
UltraJapan ProFund	1,000.00	1,015.97	8.90	1.78%
Bear ProFund	1,000.00	1,016.17	8.70	1.74%
Short Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
Short NASDAQ-100 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraBear ProFund	1,000.00	1,016.51	8.35	1.67%
UltraShort Mid-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Dow 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort International ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Emerging Markets ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Latin America ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort China ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Japan ProFund	1,000.00	1,015.97	8.90	1.78%
Banks UltraSector ProFund	1,000.00	1,016.07	8.80	1.76%
Basic Materials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,016.91	7.95	1.59%
Consumer Goods UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Financials UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Health Care UltraSector ProFund	1,000.00	1,016.12	8.75	1.75%
Industrials UltraSector ProFund	1,000.00	1,015.77	9.10	1.82%
Internet UltraSector ProFund	1,000.00	1,016.86	8.00	1.60%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,016.71	8.15	1.63%
Oil Equipment Services & Distribution UltraSector ProFund	1,000.00	1,016.31	8.55	1.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.27	8.60	1.72%
Precious Metals UltraSector ProFund	1,000.00	1,016.12	8.75	1.75%
Real Estate UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Technology UltraSector ProFund	1,000.00	1,016.02	8.85	1.77%
Telecommunications UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Utilities UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Short Oil & Gas ProFund	1,000.00	1,015.97	8.90	1.78%
Short Precious Metals ProFund	1,000.00	1,015.97	8.90	1.78%

72 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period 2/1/14 - 7/31/14*	Annualized Expense Ratio During Period 2/1/14 - 7/31/14
Short Real Estate ProFund	$1,000.00	$1,015.97	$8.90	1.78%
U.S. Government Plus ProFund	1,000.00	1,017.85	7.00	1.40%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.31	8.55	1.71%
Rising Rates Opportunity ProFund	1,000.00	1,016.96	7.90	1.58%
Rising U.S. Dollar ProFund	1,000.00	1,014.88	9.99	2.00%
Falling U.S. Dollar ProFund	1,000.00	1,015.97	8.90	1.78%

Service Class
Bull ProFund	1,000.00	1,012.00	12.87	2.58%
Mid-Cap ProFund	1,000.00	1,012.69	12.18	2.44%
Small-Cap ProFund	1,000.00	1,011.36	13.51	2.71%
NASDAQ-100 ProFund	1,000.00	1,011.65	13.22	2.65%
Large-Cap Value ProFund	1,000.00	1,010.56	14.31	2.87%
Large-Cap Growth ProFund	1,000.00	1,010.76	14.11	2.83%
Mid-Cap Value ProFund	1,000.00	1,011.01	13.86	2.78%
Mid-Cap Growth ProFund	1,000.00	1,011.01	13.86	2.78%
Small-Cap Value ProFund	1,000.00	1,007.49	17.37	3.49%
Small-Cap Growth ProFund	1,000.00	1,011.01	13.86	2.78%
Europe 30 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraBull ProFund	1,000.00	1,012.00	12.87	2.58%
UltraMid-Cap ProFund	1,000.00	1,011.80	13.07	2.62%
UltraSmall-Cap ProFund	1,000.00	1,011.36	13.51	2.71%
UltraDow 30 ProFund	1,000.00	1,011.02	13.86	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,012.05	12.82	2.57%
UltraInternational ProFund	1,000.00	1,012.89	11.98	2.40%
UltraEmerging Markets ProFund	1,000.00	1,010.96	13.91	2.79%
UltraLatin America ProFund	1,000.00	1,010.56	14.31	2.87%
UltraChina ProFund	1,000.00	1,011.01	13.86	2.78%
UltraJapan ProFund	1,000.00	1,011.01	13.86	2.78%
Bear ProFund	1,000.00	1,011.21	13.66	2.74%
Short Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
Short NASDAQ-100 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraBear ProFund	1,000.00	1,011.55	13.32	2.67%
UltraShort Mid-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Dow 30 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort International ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Emerging Markets ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Latin America ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort China ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Japan ProFund	1,000.00	1,011.01	13.86	2.78%
Banks UltraSector ProFund	1,000.00	1,011.11	13.76	2.76%
Basic Materials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,011.96	12.92	2.59%
Consumer Goods UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Financials UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Health Care UltraSector ProFund	1,000.00	1,011.16	13.71	2.75%
Industrials UltraSector ProFund	1,000.00	1,010.81	14.06	2.82%
Internet UltraSector ProFund	1,000.00	1,011.92	12.97	2.60%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,011.75	13.12	2.63%
Oil Equipment Services & Distribution UltraSector ProFund	1,000.00	1,011.36	13.51	2.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.31	13.56	2.72%
Precious Metals UltraSector ProFund	1,000.00	1,011.21	13.66	2.74%
Real Estate UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Technology UltraSector ProFund	1,000.00	1,011.06	13.81	2.77%
Telecommunications UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Utilities UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Short Oil & Gas ProFund	1,000.00	1,011.01	13.86	2.78%

Expense Examples (unaudited) :: 73

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period 2/1/14 - 7/31/14*	Annualized Expense Ratio During Period 2/1/14 - 7/31/14
Short Precious Metals ProFund	$1,000.00	$1,011.01	$13.86	2.78%
Short Real Estate ProFund	1,000.00	1,011.01	13.86	2.78%
U.S. Government Plus ProFund	1,000.00	1,012.89	11.98	2.40%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.36	13.51	2.71%
Rising Rates Opportunity ProFund	1,000.00	1,012.00	12.87	2.58%
Rising U.S. Dollar ProFund	1,000.00	1,009.92	14.95	3.00%
Falling U.S. Dollar ProFund	1,000.00	1,011.01	13.86	2.78%

*            Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

76 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (55.3%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	2,346	$330,529
AbbVie, Inc. (Pharmaceuticals)	0.3%	5,934	310,586
Altria Group, Inc. (Agriculture)	0.3%	7,452	302,551
Amazon.com, Inc.* (Internet)	0.4%	1,380	431,925
American Express Co. (Diversified Financial Services)	0.3%	3,404	299,551
Amgen, Inc. (Biotechnology)	0.3%	2,852	363,316
Apple Computer, Inc. (Computers)	1.9%	22,586	2,158,544
AT&T, Inc. (Telecommunications)	0.6%	19,412	690,873
Bank of America Corp. (Banks)	0.5%	39,376	600,484
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.7%	6,716	842,389
Biogen Idec, Inc.* (Biotechnology)	0.3%	874	292,257
Boeing Co. (Aerospace/ Defense)	0.3%	2,530	304,814
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	6,210	314,350
Chevron Corp. (Oil & Gas)	0.8%	7,130	921,480
Cisco Systems, Inc. (Telecommunications)	0.4%	19,182	483,962
Citigroup, Inc. (Banks)	0.5%	11,362	555,715
Coca-Cola Co. (Beverages)	0.5%	14,168	556,661
Comcast Corp.—Class A (Media)	0.5%	9,752	523,975
ConocoPhillips (Oil & Gas)	0.3%	4,600	379,499
CVS Caremark Corp. (Retail)	0.3%	4,370	333,693
Exxon Mobil Corp. (Oil & Gas)	1.4%	16,054	1,588,382
Facebook, Inc.—Class A* (Internet)	0.4%	6,440	467,866
General Electric Co. (Miscellaneous Manufacturing)	0.8%	37,536	944,031
Gilead Sciences, Inc.* (Biotechnology)	0.5%	5,750	526,413
Google, Inc.—Class C* (Internet)	0.5%	1,058	604,753
Google, Inc.—Class A* (Internet)	0.5%	1,058	613,164
Intel Corp. (Semiconductors)	0.5%	18,630	631,371
International Business Machines Corp. (Computers)	0.6%	3,542	678,895
J.P. Morgan Chase & Co. (Banks)	0.7%	14,168	817,069
Johnson & Johnson (Pharmaceuticals)	0.9%	10,580	1,058,951
McDonald’s Corp. (Retail)	0.3%	3,680	347,980
Merck & Co., Inc. (Pharmaceuticals)	0.5%	10,948	621,190
Microsoft Corp. (Software)	1.1%	28,152	1,215,041
Oracle Corp. (Software)	0.5%	12,834	518,365
PepsiCo, Inc. (Beverages)	0.4%	5,658	498,470
Pfizer, Inc. (Pharmaceuticals)	0.6%	23,874	685,184
Philip Morris International, Inc. (Agriculture)	0.4%	5,888	482,875
Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	10,120	782,479
Qualcomm, Inc. (Semiconductors)	0.4%	6,302	464,457
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	4,876	528,510
The Home Depot, Inc. (Retail)	0.4%	5,106	412,819
Union Pacific Corp. (Transportation)	0.3%	3,404	334,648
United Technologies Corp. (Aerospace/Defense)	0.3%	3,174	333,746
UnitedHealth Group, Inc. (Healthcare-Services)	0.3%	3,680	298,265
Verizon Communications, Inc. (Telecommunications)	0.7%	15,502	781,610
Visa, Inc.—Class A (Diversified Financial Services)	0.3%	1,886	397,965
Wal-Mart Stores, Inc. (Retail)	0.4%	6,026	443,393
Walt Disney Co. (Media)	0.5%	6,026	517,513
Wells Fargo & Co. (Banks)	0.8%	17,940	913,147
Other Common Stocks	29.9%	627,395	34,665,946
TOTAL COMMON STOCKS (Cost $42,747,396)			64,171,652

	Principal Amount	Value
Repurchase Agreements(a)(b) (45.5%)
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received 52,718,053	$52,718,000	$52,718,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,718,000)		52,718,000
TOTAL INVESTMENT SECURITIES (Cost $95,465,396)—100.8%		116,889,652
Net other assets (liabilities)—(0.8)%		(961,015)
NET ASSETS—100.0%		$115,928,637

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $5,690,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2014 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 77

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	150	9/22/14	$14,437,500	$(86,626)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/14	0.52%	$6,447,424	$(159,574)
S&P 500	UBS AG	8/27/14	0.47%	30,857,716	(760,437)
				$37,305,140	$(920,011)

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$98,437	0.1%
Aerospace/Defense	1,224,217	1.1%
Agriculture	1,043,457	0.9%
Airlines	191,747	0.2%
Apparel	423,780	0.4%
Auto Manufacturers	501,630	0.4%
Auto Parts & Equipment	264,824	0.2%
Banks	4,766,025	4.0%
Beverages	1,371,153	1.2%
Biotechnology	1,728,574	1.5%
Building Materials	88,264	0.1%
Chemicals	1,644,222	1.4%
Coal	49,281	NM
Commercial Services	857,897	0.7%
Computers	3,948,634	3.4%
Cosmetics/Personal Care	1,081,757	0.9%
Distribution/Wholesale	162,715	0.1%
Diversified Financial Services	1,656,703	1.4%
Electric	1,724,733	1.5%
Electrical Components & Equipment	211,685	0.2%
Electronics	872,209	0.8%
Engineering & Construction	69,286	0.1%
Environmental Control	148,541	0.1%
Food	1,029,015	0.9%
Forest Products & Paper	103,394	0.1%
Gas	195,121	0.2%
Hand/Machine Tools	79,941	0.1%
Healthcare-Products	1,179,057	1.0%
Healthcare-Services	811,241	0.7%
Holding Companies-Diversified	29,553	NM
Home Builders	67,966	0.1%
Home Furnishings	69,328	0.1%
Household Products/Wares	205,452	0.2%
Housewares	34,364	NM
Insurance	2,624,584	2.3%
Internet	2,979,992	2.6%
Iron/Steel	75,650	0.1%
Leisure Time	111,167	0.1%
Lodging	213,577	0.2%
Machinery-Construction & Mining	258,167	0.2%
Machinery-Diversified	378,551	0.3%
Media	2,347,354	2.0%
Metal Fabricate/Hardware	126,298	0.1%
Mining	264,135	0.2%
Miscellaneous Manufacturing	1,987,465	1.7%
Office/Business Equipment	74,203	0.1%
Oil & Gas	5,280,436	4.5%
Oil & Gas Services	1,097,269	0.9%
Packaging & Containers	87,645	0.1%
Pharmaceuticals	4,630,693	4.0%
Pipelines	389,165	0.3%
Real Estate	32,629	NM
REIT	1,417,859	1.2%
Retail	3,786,519	3.3%
Savings & Loans	34,190	NM
Semiconductors	1,992,361	1.7%
Software	2,537,276	2.2%
Telecommunications	2,310,855	2.0%
Textiles	28,697	NM
Toys/Games/Hobbies	66,311	0.1%
Transportation	1,104,401	1.0%
Other**	51,756,985	44.7%
Total	$115,928,637	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (66.7%)

	Shares	Value
3D Systems Corp.* (Computers)	1,316	$65,971
Aaron’s, Inc. (Commercial Services)	940	24,797
Abercrombie & Fitch Co.—Class A (Retail)	940	36,980
ACI Worldwide, Inc.* (Software)	1,410	26,423
Acuity Brands, Inc. (Electrical Components & Equipment)	564	60,500
Acxiom Corp.* (Software)	1,034	18,943
ADTRAN, Inc. (Telecommunications)	752	16,724
Advance Auto Parts, Inc. (Retail)	940	113,842
Advanced Micro Devices, Inc.* (Semiconductors)	8,366	32,711
Advent Software, Inc. (Software)	564	18,307
Aecom Technology Corp.* (Engineering & Construction)	1,316	44,678
AGCO Corp. (Machinery-Diversified)	1,128	54,945
Alaska Air Group, Inc. (Airlines)	1,692	74,397
Albemarle Corp. (Chemicals)	1,034	63,426
Alexander & Baldwin, Inc. (Real Estate)	564	21,528
Alexandria Real Estate Equities, Inc. (REIT)	940	73,884
Align Technology, Inc.* (Healthcare-Products)	940	50,957
Alleghany Corp.* (Insurance)	188	77,804
Alliant Energy Corp. (Electric)	1,410	79,666
Alliant Techsystems, Inc. (Aerospace/Defense)	376	48,854
Allscripts Healthcare Solutions, Inc.* (Software)	2,068	32,923
AMC Networks, Inc.*—Class A (Media)	752	45,022
American Campus Communities, Inc. (REIT)	1,316	51,219
American Eagle Outfitters, Inc. (Retail)	2,162	23,047
American Financial Group, Inc. (Insurance)	940	52,631
ANN, Inc.* (Retail)	564	20,727
ANSYS, Inc.* (Software)	1,222	94,022
AOL, Inc.* (Internet)	1,034	39,861
Apollo Group, Inc.*—Class A (Commercial Services)	1,316	36,756
AptarGroup, Inc. (Miscellaneous Manufacturing)	846	51,691
Aqua America, Inc. (Water)	2,256	53,648
ARRIS Group, Inc.* (Telecommunications)	1,504	51,392
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,316	76,262
Arthur J. Gallagher & Co. (Insurance)	2,068	93,060
Ascena Retail Group, Inc.* (Retail)	1,692	27,174
Ashland, Inc. (Chemicals)	940	98,370
Aspen Insurance Holdings, Ltd. (Insurance)	846	33,848
Associated Banc-Corp. (Banks)	2,068	37,059
Astoria Financial Corp. (Savings & Loans)	1,128	14,529
Atmel Corp.* (Semiconductors)	5,452	44,706
Atmos Energy Corp. (Gas)	1,316	63,589
Atwood Oceanics, Inc.* (Oil & Gas)	752	36,209
Avnet, Inc. (Electronics)	1,786	75,601
Bally Technologies, Inc.* (Entertainment)	470	28,280
BancorpSouth, Inc. (Banks)	1,128	23,541
Bank of Hawaii Corp. (Banks)	564	32,250
BE Aerospace, Inc.* (Aerospace/Defense)	1,316	112,044
Belden, Inc. (Electrical Components & Equipment)	564	38,296
Big Lots, Inc.* (Retail)	752	32,900
Bill Barrett Corp.* (Oil & Gas)	658	15,799
BioMed Realty Trust, Inc. (REIT)	2,444	52,546
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	282	32,427
Black Hills Corp. (Electric)	564	29,728
Brinker International, Inc. (Retail)	846	37,935
Broadridge Financial Solutions, Inc. (Software)	1,598	64,511
Brown & Brown, Inc. (Insurance)	1,504	46,293
Brunswick Corp. (Leisure Time)	1,222	49,283
Cabela’s, Inc.* (Retail)	564	32,915
Cabot Corp. (Chemicals)	752	39,397
Cadence Design Systems, Inc.* (Computers)	3,760	63,281
Camden Property Trust (REIT)	1,128	81,622
CARBO Ceramics, Inc. (Oil & Gas Services)	282	35,120
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	846	67,698
Carpenter Technology Corp. (Iron/Steel)	658	35,624
Carter’s, Inc. (Apparel)	658	50,376
Cathay Bancorp, Inc. (Banks)	940	24,055
CBOE Holdings, Inc. (Diversified Financial Services)	1,128	54,674
Charles River Laboratories International, Inc.* (Biotechnology)	658	35,670
Chico’s FAS, Inc. (Retail)	1,974	31,209
Church & Dwight, Inc. (Household Products/Wares)	1,786	114,625
Ciena Corp.* (Telecommunications)	1,316	25,701
Cinemark Holdings, Inc. (Entertainment)	1,316	43,165
City National Corp. (Banks)	658	49,515
Civeo Corp.* (Commercial Services)	1,410	35,814
Clarcor, Inc. (Miscellaneous Manufacturing)	658	39,026
Clean Harbors, Inc.* (Environmental Control)	752	43,338
Cleco Corp. (Electric)	752	41,916
Cliffs Natural Resources, Inc. (Iron/Steel)	1,974	34,446
Commerce Bancshares, Inc. (Banks)	1,034	46,592
Commercial Metals Co. (Iron/Steel)	1,504	25,929
Community Health Systems, Inc.* (Healthcare-Services)	1,504	71,741
CommVault Systems, Inc.* (Software)	564	27,083
Compass Minerals International, Inc. (Mining)	470	40,429
Compuware Corp. (Software)	2,820	25,662
Concur Technologies, Inc.* (Software)	658	61,168
Convergys Corp. (Commercial Services)	1,316	25,517
Conversant, Inc.* (Internet)	846	19,771
Con-way, Inc. (Transportation)	752	37,111
Copart, Inc.* (Retail)	1,410	47,066
CoreLogic, Inc.* (Commercial Services)	1,222	33,238
Corporate Office Properties Trust (REIT)	1,128	32,001
Corrections Corp. of America (REIT)	1,504	48,459
Covance, Inc.* (Healthcare-Services)	752	63,108
Crane Co. (Miscellaneous Manufacturing)	658	45,145
Cree, Inc.* (Semiconductors)	1,598	75,474
CST Brands, Inc. (Retail)	940	31,424
Cubist Pharmaceuticals, Inc.* (Biotechnology)	940	57,247
Cullen/Frost Bankers, Inc. (Banks)	658	51,304
Cypress Semiconductor Corp. (Semiconductors)	1,880	19,007
Cytec Industries, Inc. (Chemicals)	470	47,400
Dean Foods Co. (Food)	1,222	18,721
Deckers Outdoor Corp.* (Apparel)	470	41,600
Deluxe Corp. (Commercial Services)	658	36,197
DeVry, Inc. (Commercial Services)	752	30,057
Dick’s Sporting Goods, Inc. (Retail)	1,316	55,969
Diebold, Inc. (Computers)	846	31,877
Domino’s Pizza, Inc. (Retail)	752	54,144
Domtar Corp. (Forest Products & Paper)	846	30,388
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,692	65,633

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	940	$18,800
Dresser-Rand Group, Inc.* (Oil & Gas Services)	940	55,939
Dril-Quip, Inc.* (Oil & Gas Services)	564	56,834
DST Systems, Inc. (Computers)	470	42,333
Duke Realty Corp. (REIT)	4,230	76,098
Eagle Materials, Inc. (Building Materials)	658	59,760
East West Bancorp, Inc. (Banks)	1,880	64,033
Eaton Vance Corp. (Diversified Financial Services)	1,598	56,138
Endo International PLC* (Pharmaceuticals)	1,786	119,805
Energen Corp. (Oil & Gas)	940	76,732
Energizer Holdings, Inc. (Electrical Components & Equipment)	752	86,300
Equinix, Inc.* (Internet)	658	141,155
Equity One, Inc. (REIT)	846	19,644
Esterline Technologies Corp.* (Aerospace/Defense)	376	40,815
Everest Re Group, Ltd. (Insurance)	564	87,933
Exelis, Inc. (Aerospace/Defense)	2,444	41,157
Extra Space Storage, Inc. (REIT)	1,410	72,939
FactSet Research Systems, Inc. (Media)	470	56,461
Fair Isaac Corp. (Software)	470	26,861
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,598	24,322
Federal Realty Investment Trust (REIT)	846	103,296
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,222	34,485
FEI Co. (Electronics)	564	43,202
First American Financial Corp. (Insurance)	1,410	38,267
First Horizon National Corp. (Banks)	3,008	35,434
First Niagara Financial Group, Inc. (Savings & Loans)	4,606	39,612
FirstMerit Corp. (Banks)	2,162	38,051
Flowers Foods, Inc. (Food)	2,256	43,067
Foot Locker, Inc. (Retail)	1,880	89,356
Fortinet, Inc.* (Telecommunications)	1,786	43,846
Fortune Brands Home & Security, Inc. (Building Materials)	2,162	81,702
FTI Consulting, Inc.* (Commercial Services)	564	20,845
Fulton Financial Corp. (Banks)	2,444	27,715
Gartner Group, Inc.* (Commercial Services)	1,128	77,178
GATX Corp. (Trucking & Leasing)	564	34,968
Genesee & Wyoming, Inc.—Class A* (Transportation)	658	65,622
Gentex Corp. (Electronics)	1,880	54,332
Global Payments, Inc. (Commercial Services)	940	65,114
Graco, Inc. (Machinery-Diversified)	752	55,761
Granite Construction, Inc. (Engineering & Construction)	470	15,299
Great Plains Energy, Inc. (Electric)	1,974	48,935
Greif, Inc.—Class A (Packaging & Containers)	376	18,868
GUESS?, Inc. (Retail)	752	19,560
Gulfport Energy Corp.* (Oil & Gas)	1,128	60,246
Hancock Holding Co. (Banks)	1,034	33,543
Hanesbrands, Inc. (Apparel)	1,316	128,587
Hanover Insurance Group, Inc. (Insurance)	564	32,605
Harsco Corp. (Miscellaneous Manufacturing)	1,034	26,129
Hawaiian Electric Industries, Inc. (Electric)	1,316	31,084
HCC Insurance Holdings, Inc. (Insurance)	1,316	61,431
Health Net, Inc.* (Healthcare-Services)	1,034	42,590
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,222	31,075
Henry Schein, Inc.* (Healthcare-Products)	1,128	131,130
Herman Miller, Inc. (Office Furnishings)	752	21,988
Highwoods Properties, Inc. (REIT)	1,128	47,455
Hill-Rom Holdings, Inc. (Healthcare-Products)	752	29,629
Hillshire Brands Co. (Food)	1,598	100,307
HMS Holdings Corp.* (Commercial Services)	1,128	20,766
HNI Corp. (Office Furnishings)	564	19,932
HollyFrontier Corp. (Oil & Gas)	2,538	119,312
Hologic, Inc.* (Healthcare-Products)	3,572	93,122
Home Properties, Inc. (REIT)	752	49,474
Hospitality Properties Trust (REIT)	1,974	56,397
HSN, Inc. (Retail)	470	26,268
Hubbell, Inc.—Class B (Electrical Components & Equipment)	658	76,946
Huntington Ingalls Industries, Inc. (Shipbuilding)	658	59,825
IDACORP, Inc. (Electric)	658	35,236
IDEX Corp. (Machinery-Diversified)	1,034	78,398
IDEXX Laboratories, Inc.* (Healthcare-Products)	658	81,908
Informatica Corp.* (Software)	1,410	44,725
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,974	56,654
Ingredion, Inc. (Food)	940	69,213
Integrated Device Technology, Inc.* (Semiconductors)	1,786	25,647
InterDigital, Inc. (Telecommunications)	564	24,867
International Bancshares Corp. (Banks)	752	19,063
International Game Technology (Entertainment)	3,196	54,108
International Rectifier Corp.* (Semiconductors)	940	23,350
International Speedway Corp.—Class A (Entertainment)	376	11,400
Intersil Corp.—Class A (Semiconductors)	1,692	21,708
Itron, Inc.* (Electronics)	470	16,911
ITT Corp. (Miscellaneous Manufacturing)	1,222	56,175
J.B. Hunt Transport Services, Inc. (Transportation)	1,222	94,413
J.C. Penney Co., Inc.* (Retail)	3,948	37,032
Jack Henry & Associates, Inc. (Computers)	1,128	65,819
Janus Capital Group, Inc. (Diversified Financial Services)	1,974	22,484
Jarden Corp.* (Household Products/Wares)	1,504	84,074
JDS Uniphase Corp.* (Telecommunications)	3,008	35,705
JetBlue Airways Corp.* (Airlines)	2,914	31,238
John Wiley & Sons, Inc. (Media)	564	33,891
Jones Lang LaSalle, Inc. (Real Estate)	564	69,767
Kate Spade & Co.* (Retail)	1,598	60,452
KB Home (Home Builders)	1,128	18,386
KBR, Inc. (Engineering & Construction)	1,880	38,841
Kemper Corp. (Insurance)	658	22,773
Kennametal, Inc. (Hand/Machine Tools)	1,034	43,718
Kilroy Realty Corp. (REIT)	1,034	63,943
Kirby Corp.* (Transportation)	752	87,579
Knowles Corp.* (Telecommunications)	1,128	32,802
Lamar Advertising Co.—Class A (Advertising)	846	42,427
Lancaster Colony Corp. (Food)	282	24,633
Landstar System, Inc. (Transportation)	564	37,297
LaSalle Hotel Properties (REIT)	1,316	45,784
Leidos Holdings, Inc. (Commercial Services)	846	31,251
Lennox International, Inc. (Building Materials)	564	48,120

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Lexmark International, Inc.—Class A (Computers)	846	$40,633
Liberty Property Trust (REIT)	1,880	66,120
Life Time Fitness, Inc.* (Leisure Time)	470	18,495
LifePoint Hospitals, Inc.* (Healthcare-Services)	564	40,450
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,034	68,698
Live Nation, Inc.* (Commercial Services)	1,880	43,635
LKQ Corp.* (Distribution/Wholesale)	3,854	100,801
Louisiana-Pacific Corp.* (Building Materials)	1,786	24,182
M.D.C. Holdings, Inc. (Home Builders)	470	12,676
Mack-Cali Realty Corp. (REIT)	1,128	23,801
Mallinckrodt PLC* (Pharmaceuticals)	752	52,354
Manpower, Inc. (Commercial Services)	1,034	80,538
MDU Resources Group, Inc. (Electric)	2,444	77,010
Mednax, Inc.* (Healthcare-Services)	1,316	77,881
Mentor Graphics Corp. (Computers)	1,222	24,135
Mercury General Corp. (Insurance)	470	23,133
Meredith Corp. (Media)	470	21,582
Mettler Toledo International, Inc.* (Electronics)	376	96,685
Micros Systems, Inc.* (Computers)	940	63,572
Mid-America Apartment Communities, Inc. (REIT)	940	65,725
Minerals Technologies, Inc. (Chemicals)	470	27,293
MSA Safety, Inc. (Environmental Control)	376	19,469
MSC Industrial Direct Co.—Class A (Retail)	564	48,103
MSCI, Inc.*—Class A (Software)	1,504	68,056
Murphy USA, Inc.* (Oil & Gas)	564	27,873
National Fuel Gas Co. (Gas)	1,128	77,731
National Instruments Corp. (Electronics)	1,222	38,908
National Retail Properties, Inc. (REIT)	1,598	56,841
NCR Corp.* (Computers)	2,162	66,914
NeuStar, Inc.*—Class A (Telecommunications)	752	20,951
New York Community Bancorp (Savings & Loans)	5,734	91,056
NewMarket Corp. (Chemicals)	188	72,756
Nordson Corp. (Machinery-Diversified)	752	56,528
NOW, Inc.* (Oil & Gas Services)	1,410	45,388
NVR, Inc.* (Home Builders)	94	105,888
Oceaneering International, Inc. (Oil & Gas Services)	1,410	95,754
Office Depot, Inc.* (Retail)	6,298	31,553
OGE Energy Corp. (Electric)	2,538	91,242
Oil States International, Inc.* (Oil & Gas Services)	658	40,329
Old Dominion Freight Line, Inc.* (Transportation)	940	59,671
Old Republic International Corp. (Insurance)	3,102	44,638
Olin Corp. (Chemicals)	1,034	27,473
OMEGA Healthcare Investors, Inc. (REIT)	1,598	58,391
Omnicare, Inc. (Pharmaceuticals)	1,316	82,250
ONE Gas, Inc. (Gas)	658	23,688
Oshkosh Truck Corp. (Auto Manufacturers)	1,128	52,136
Owens & Minor, Inc. (Distribution/Wholesale)	846	27,994
Packaging Corp. of America (Packaging & Containers)	1,222	80,848
PacWest Bancorp (Banks)	1,222	50,921
Panera Bread Co.*—Class A (Retail)	376	55,385
Patterson-UTI Energy, Inc. (Oil & Gas)	1,880	64,578
Plantronics, Inc. (Telecommunications)	564	26,491
PNM Resources, Inc. (Electric)	1,034	26,522
Polaris Industries, Inc. (Leisure Time)	846	124,819
Polycom, Inc.* (Telecommunications)	1,786	22,897
PolyOne Corp. (Chemicals)	1,222	46,375
Post Holdings, Inc.* (Food)	564	25,335
Potlatch Corp. (REIT)	564	23,293
Primerica, Inc. (Insurance)	658	30,321
Prosperity Bancshares, Inc. (Banks)	752	43,714
Protective Life Corp. (Insurance)	1,034	71,739
PTC, Inc.* (Software)	1,504	54,084
Questar Corp. (Gas)	2,256	50,173
R.R. Donnelley & Sons Co. (Commercial Services)	2,538	44,060
Rackspace Hosting, Inc.* (Internet)	1,504	45,556
Raymond James Financial Corp. (Diversified Financial Services)	1,598	81,417
Rayonier Advanced Materials, Inc.* (Chemicals)	564	18,307
Rayonier, Inc. (REIT)	1,598	54,428
Realty Income Corp. (REIT)	2,820	121,400
Regal-Beloit Corp. (Hand/Machine Tools)	564	39,644
Regency Centers Corp. (REIT)	1,222	66,428
Reinsurance Group of America, Inc. (Insurance)	846	67,900
Reliance Steel & Aluminum Co. (Iron/Steel)	1,034	70,570
RenaissanceRe Holdings (Insurance)	564	55,165
Rent-A-Center, Inc. (Commercial Services)	658	15,753
ResMed, Inc. (Healthcare-Products)	1,786	92,408
RF Micro Devices, Inc.* (Telecommunications)	3,666	40,913
Riverbed Technology, Inc.* (Computers)	2,068	37,017
Rock-Tenn Co.—Class A (Packaging & Containers)	940	93,464
Rollins, Inc. (Commercial Services)	846	23,950
Rosetta Resources, Inc.* (Oil & Gas)	752	38,405
Rovi Corp.* (Semiconductors)	1,222	28,558
Royal Gold, Inc. (Mining)	846	63,933
RPM, Inc. (Chemicals)	1,692	74,753
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	846	111,596
Science Applications International Corp. (Computers)	564	23,558
SEI Investments Co. (Commercial Services)	1,786	63,975
Semtech Corp.* (Semiconductors)	846	18,891
Senior Housing Properties Trust (REIT)	2,632	60,168
Sensient Technologies Corp. (Chemicals)	658	34,545
Service Corp. International (Commercial Services)	2,726	57,246
Signature Bank* (Banks)	658	75,269
Signet Jewelers, Ltd. (Retail)	1,034	105,251
Silgan Holdings, Inc. (Packaging & Containers)	564	27,760
Silicon Laboratories, Inc.* (Semiconductors)	470	19,143
Sirona Dental Systems, Inc.* (Healthcare-Products)	752	60,310
Skyworks Solutions, Inc. (Semiconductors)	2,444	124,058
SL Green Realty Corp. (REIT)	1,222	131,731
SLM Corp. (Diversified Financial Services)	5,452	48,305
SM Energy Co. (Oil & Gas)	846	66,445
Smith Corp. (Miscellaneous Manufacturing)	940	43,898
SolarWinds, Inc.* (Software)	846	34,804
Solera Holdings, Inc. (Software)	846	54,144
Sonoco Products Co. (Packaging & Containers)	1,316	51,508
Sotheby’s—Class A (Commercial Services)	846	33,544
SPX Corp. (Miscellaneous Manufacturing)	564	55,909
StanCorp Financial Group, Inc. (Insurance)	564	34,032
Steel Dynamics, Inc. (Iron/Steel)	2,914	61,806
STERIS Corp. (Healthcare-Products)	752	38,262
SunEdison, Inc.* (Semiconductors)	3,196	63,920

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
Superior Energy Services, Inc. (Oil & Gas Services)	1,974	$66,326
SUPERVALU, Inc.* (Food)	2,538	23,273
SVB Financial Group* (Banks)	658	71,735
Synopsys, Inc.* (Computers)	1,974	74,557
Synovus Financial Corp. (Banks)	1,786	42,060
Taubman Centers, Inc. (REIT)	846	62,232
TCF Financial Corp. (Banks)	2,162	34,181
Tech Data Corp.* (Electronics)	470	29,511
Techne Corp. (Healthcare-Products)	470	43,860
Teleflex, Inc. (Healthcare-Products)	564	60,765
Telephone & Data Systems, Inc. (Telecommunications)	1,316	32,900
Tempur-Pedic International, Inc.* (Home Furnishings)	752	41,142
Teradyne, Inc. (Semiconductors)	2,538	46,242
Terex Corp. (Machinery-Construction & Mining)	1,410	48,659
The Cheesecake Factory, Inc. (Retail)	564	24,184
The Cooper Cos., Inc. (Healthcare-Products)	658	105,859
The Corporate Executive Board Co. (Commercial Services)	470	29,173
The Hain Celestial Group, Inc.* (Food)	658	56,259
The New York Times Co.—Class A (Media)	1,598	19,959
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	564	30,005
The Timken Co. (Metal Fabricate/Hardware)	1,034	45,806
The Valspar Corp. (Chemicals)	1,034	77,601
The Wendy’s Co. (Retail)	3,384	27,580
Thor Industries, Inc. (Home Builders)	564	29,875
Thoratec Corp.* (Healthcare-Products)	752	24,440
Tibco Software, Inc.* (Internet)	1,974	38,098
Tidewater, Inc. (Transportation)	658	31,104
Time, Inc.* (Media)	1,410	33,981
TimkenSteel Corp.* (Metal Fabricate/Hardware)	470	20,450
Toll Brothers, Inc.* (Home Builders)	2,068	67,603
Tootsie Roll Industries, Inc. (Food)	282	7,425
Towers Watson & Co.—Class A (Commercial Services)	846	86,309
Trimble Navigation, Ltd.* (Electronics)	3,384	104,567
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,974	86,146
Triumph Group, Inc. (Aerospace/Defense)	658	41,684
Trustmark Corp. (Banks)	846	19,483
Tupperware Corp. (Household Products/Wares)	658	47,889
tw telecom, Inc.* (Telecommunications)	1,786	72,762
UDR, Inc. (REIT)	3,196	92,939
UGI Corp. (Gas)	1,504	73,004
Umpqua Holdings Corp. (Banks)	2,162	36,581
Unit Corp.* (Oil & Gas)	564	35,729
United Natural Foods, Inc.* (Food)	658	38,572
United Rentals, Inc.* (Commercial Services)	1,222	129,410
United States Steel Corp. (Iron/Steel)	1,880	62,961
United Therapeutics Corp.* (Biotechnology)	564	51,290
Universal Corp. (Agriculture)	282	14,644
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,128	120,245
URS Corp. (Engineering & Construction)	846	48,450
Valley National Bancorp (Banks)	2,538	24,314
Valmont Industries, Inc. (Metal Fabricate/Hardware)	376	54,757
VCA Antech, Inc.* (Pharmaceuticals)	1,128	42,063
Vectren Corp. (Gas)	1,034	39,385
VeriFone Systems, Inc.* (Computers)	1,410	47,249
Vishay Intertechnology, Inc. (Electronics)	1,786	26,308
W.R. Berkley Corp. (Insurance)	1,316	58,707
Wabtec Corp. (Machinery-Diversified)	1,222	98,590
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,128	59,547
Washington Federal, Inc. (Savings & Loans)	1,316	27,583
Washington Prime Group, Inc.* (REIT)	1,974	37,289
Waste Connections, Inc. (Environmental Control)	1,598	75,649
Watsco, Inc. (Distribution/Wholesale)	376	33,678
Webster Financial Corp. (Banks)	1,128	32,340
Weingarten Realty Investors (REIT)	1,410	46,403
WellCare Health Plans, Inc.* (Healthcare-Services)	564	35,182
Werner Enterprises, Inc. (Transportation)	564	13,863
Westamerica Bancorp (Banks)	376	17,980
Westar Energy, Inc. (Electric)	1,692	60,980
WEX, Inc.* (Commercial Services)	470	50,722
WGL Holdings, Inc. (Gas)	658	25,649
Whitewave Foods Co.* (Food)	2,256	67,206
Williams-Sonoma, Inc. (Retail)	1,128	75,655
Woodward, Inc. (Electronics)	752	37,570
World Fuel Services Corp. (Retail)	940	40,373
Worthington Industries, Inc. (Metal Fabricate/Hardware)	658	25,169
WPX Energy, Inc.* (Oil & Gas)	2,632	54,140
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	658	52,686
TOTAL COMMON STOCKS (Cost $14,578,178)		20,063,501

Repurchase Agreements(a)(b) (181.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $54,545,054	$54,545,000	$54,545,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,545,000)		54,545,000
TOTAL INVESTMENT SECURITIES (Cost $69,123,178)—248.1%		74,608,501
Net other assets (liabilities)—(148.1)%(c)		(44,541,138)
NET ASSETS—100.0%		$30,067,363

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $7,188,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               Amount includes $96,952,797 of net capital shares payable as of July 31, 2014.

See accompanying notes to the financial statements.

82 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	38	9/22/14	$5,194,220	$(135,537)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/27/14	0.52%	$2,818,916	$(256,543)
S&P MidCap 400	UBS AG	8/27/14	0.42%	1,939,492	(815,261)
				$4,758,408	$(1,071,804)

^                  Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$42,427	0.1%
Aerospace/Defense	284,554	0.9%
Agriculture	14,644	NM
Airlines	105,635	0.4%
Apparel	220,563	0.7%
Auto Manufacturers	52,136	0.2%
Banks	930,733	3.1%
Biotechnology	176,634	0.6%
Building Materials	213,764	0.7%
Chemicals	627,697	2.1%
Commercial Services	1,095,845	3.6%
Computers	646,917	2.2%
Distribution/Wholesale	295,390	1.0%
Diversified Financial Services	357,051	1.2%
Electric	522,319	1.7%
Electrical Components & Equipment	262,042	0.9%
Electronics	523,594	1.7%
Engineering & Construction	147,268	0.5%
Entertainment	155,753	0.5%
Environmental Control	138,456	0.5%
Food	474,010	1.6%
Forest Products & Paper	30,388	0.1%
Gas	353,219	1.2%
Hand/Machine Tools	152,060	0.5%
Healthcare-Products	812,651	2.7%
Healthcare-Services	451,197	1.5%
Home Builders	234,428	0.8%
Home Furnishings	41,142	0.1%
Household Products/Wares	276,593	0.9%
Insurance	932,280	3.1%
Internet	284,440	0.9%
Iron/Steel	291,337	1.0%
Leisure Time	192,597	0.6%
Machinery-Construction & Mining	48,659	0.2%
Machinery-Diversified	396,908	1.3%
Media	210,897	0.7%
Metal Fabricate/Hardware	146,181	0.5%
Mining	104,362	0.3%
Miscellaneous Manufacturing	537,449	1.8%
Office Furnishings	41,920	0.1%
Oil & Gas	595,467	2.0%
Oil & Gas Services	426,766	1.4%
Packaging & Containers	272,448	0.9%
Pharmaceuticals	408,068	1.4%
Real Estate	91,295	0.3%
REIT	1,841,951	6.2%
Retail	1,186,085	3.9%
Savings & Loans	172,780	0.6%
Semiconductors	567,737	1.9%
Shipbuilding	59,825	0.2%
Software	651,715	2.2%
Telecommunications	447,950	1.5%
Transportation	426,658	1.4%
Trucking & Leasing	34,968	0.1%
Water	53,648	0.2%
Other**	10,003,862	33.3%
Total	$30,067,363	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2014 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 83

Common Stocks (39.1%)

	Percentage of Net Assets	Shares	Value
Aspen Technology, Inc.* (Software)	0.1%	372	$16,159
Belden, Inc. (Electrical Components & Equipment)	0.1%	186	12,630
Brunswick Corp. (Leisure Time)	0.1%	372	15,003
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	217	12,871
Cleco Corp. (Electric)	0.1%	248	13,825
CNO Financial Group, Inc. (Insurance)	0.1%	899	14,547
Cognex Corp.* (Machinery-Diversified)	0.1%	341	13,974
Dana Holding Corp. (Auto Parts & Equipment)	0.1%	651	14,569
Darling International, Inc.* (Environmental Control)	0.1%	682	12,767
Diamondback Energy, Inc.* (Oil & Gas)	0.1%	155	12,746
Esterline Technologies Corp.* (Aerospace/Defense)	0.1%	124	13,460
FEI Co. (Electronics)	0.1%	186	14,247
FirstMerit Corp. (Banks)	0.1%	682	12,003
Generac Holdings, Inc.* (Electrical Components & Equipment)	0.1%	279	12,108
Graphic Packaging Holding Co.* (Packaging & Containers)	0.1%	1,333	15,996
HealthSouth Corp. (Healthcare-Services)	0.1%	372	14,258
HEICO Corp. (Aerospace/Defense)	0.1%	279	13,716
Highwoods Properties, Inc. (REIT)	0.1%	372	15,651
Idenix Pharmaceuticals, Inc.* (Biotechnology)	0.1%	496	12,113
InterMune, Inc.* (Biotechnology)	0.1%	403	17,681
Investors Bancorp, Inc. (Savings & Loans)	0.1%	1,457	15,079
Isis Pharmaceuticals, Inc.* (Biotechnology)	0.1%	465	14,410
Kodiak Oil & Gas Corp.* (Oil & Gas)	0.1%	1,085	16,862
LaSalle Hotel Properties (REIT)	0.1%	434	15,100
Moog, Inc.—Class A* (Aerospace/Defense)	0.1%	186	12,280
NPS Pharmaceuticals, Inc.* (Biotechnology)	0.1%	434	12,126
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	155	14,259
PAREXEL International Corp.* (Commercial Services)	0.1%	248	13,282
PolyOne Corp. (Chemicals)	0.1%	372	14,116
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	0.1%	217	12,795
Prosperity Bancshares, Inc. (Banks)	0.1%	279	16,219
Puma Biotechnology, Inc.* (Biotechnology)	0.1%	93	20,621
RF Micro Devices, Inc.* (Telecommunications)	0.1%	1,178	13,147
RLJ Lodging Trust (REIT)	0.1%	527	14,776
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	248	12,666
SemGroup Corp.—Class A (Pipelines)	0.1%	186	14,337
SS&C Technologies Holdings, Inc.* (Software)	0.1%	279	12,083
STERIS Corp. (Healthcare-Products)	0.1%	248	12,619
Stifel Financial Corp.* (Diversified Financial Services)	0.1%	279	12,775
Team Health Holdings, Inc.* (Commercial Services)	0.1%	279	15,777
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	155	14,135
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	248	15,797
The Ultimate Software Group, Inc.* (Software)	0.1%	124	16,728
TriQuint Semiconductor, Inc.* (Semiconductors)	0.1%	713	12,819
U.S. Silica Holdings, Inc. (Mining)	0.1%	217	12,201
United Natural Foods, Inc.* (Food)	0.1%	217	12,720
WEX, Inc.* (Commercial Services)	0.1%	155	16,728
Woodward, Inc. (Electronics)	0.1%	279	13,938
Zumiez, Inc.* (Retail)	0.1%	558	15,539
Other Common Stocks	34.8%	363,817	5,681,867
TOTAL COMMON STOCKS (Cost $4,153,434)			6,378,125

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+(b) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—
TOTAL WARRANT (Cost $—)		—

See accompanying notes to the financial statements.

84 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(c)(d) (317.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received 51,855,052	$51,855,000	$51,855,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,855,000)		51,855,000
TOTAL INVESTMENT SECURITIES (Cost $56,015,767)—356.8%		58,240,458
Net other assets (liabilities)—(256.8)%(e)		(41,912,176)
NET ASSETS—100.0%		$16,328,282

*                      Non-income producing security

+                      These securities were fair value based on procedures approved by the Board of Trustees. As of July 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.

(a)              Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)              Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $5,090,000.

(d)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)               Amount includes $95,018,704 of net capital shares payable as of July 31, 2014.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	9/22/14	$2,231,200	$(78,384)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/14	(0.28)%	$2,956,195	$(291,948)
Russell 2000 Index	UBS AG	8/27/14	(0.03)%	4,785,137	(322,162)
				$7,741,332	$(614,110)

^                  Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$14,604	0.1%
Aerospace/Defense	92,803	0.6%
Agriculture	19,552	0.1%
Airlines	19,106	0.1%
Apparel	40,764	0.2%
Auto Manufacturers	4,219	NM
Auto Parts & Equipment	81,920	0.5%
Banks	401,144	2.5%
Biotechnology	252,869	1.5%
Building Materials	68,905	0.4%
Chemicals	137,284	0.8%
Coal	20,147	0.1%
Commercial Services	360,798	2.2%
Computers	143,653	0.9%
Cosmetics/Personal Care	2,558	NM
Distribution/Wholesale	51,005	0.3%
Diversified Financial Services	150,007	0.9%
Electric	141,293	0.9%
Electrical Components & Equipment	71,459	0.4%
Electronics	123,077	0.8%
Energy-Alternate Sources	32,784	0.2%
Engineering & Construction	42,987	0.3%
Entertainment	50,418	0.3%
Environmental Control	42,332	0.3%
Food	93,767	0.6%
Forest Products & Paper	32,874	0.2%
Gas	66,683	0.4%
Hand/Machine Tools	7,953	NM
Healthcare-Products	230,581	1.4%
Healthcare-Services	100,154	0.6%
Holding Companies-Diversified	10,683	0.1%
Home Builders	37,621	0.2%
Home Furnishings	29,102	0.2%
Household Products/Wares	17,232	0.1%
Housewares	3,229	NM
Insurance	168,647	1.0%
Internet	153,318	0.9%
Investment Companies	7,083	NM
Iron/Steel	17,505	0.1%
Leisure Time	38,503	0.2%
Lodging	19,136	0.1%
Machinery-Diversified	45,906	0.3%
Media	85,919	0.5%
Metal Fabricate/Hardware	48,063	0.3%
Mining	59,726	0.4%
Miscellaneous Manufacturing	110,511	0.7%

See accompanying notes to the financial statements.

July 31, 2014 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 85

	Value	% of Net Assets
Multi-National	$4,602	NM
Office Furnishings	28,003	0.2%
Oil & Gas	228,326	1.4%
Oil & Gas Services	103,325	0.6%
Packaging & Containers	25,032	0.2%
Pharmaceuticals	203,799	1.2%
Pipelines	18,779	0.1%
Real Estate	36,402	0.2%
REIT	587,416	3.8%
Retail	343,518	2.1%
Savings & Loans	97,562	0.6%
Semiconductors	237,682	1.5%
Software	315,415	1.9%
Storage/Warehousing	11,723	0.1%
Telecommunications	220,829	1.4%
Toys/Games/Hobbies	2,462	NM
Transportation	139,085	0.9%
Trucking & Leasing	18,244	0.1%
Water	13,370	0.1%
Other**	9,942,824	60.9%
Total	$16,328,282	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

86 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (36.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	3,427	$76,696
Adobe Systems, Inc.* (Software)	2,392	165,311
Akamai Technologies, Inc.* (Software)	851	50,226
Alexion Pharmaceuticals, Inc.* (Biotechnology)	943	149,928
Altera Corp. (Semiconductors)	1,495	48,916
Amazon.com, Inc.* (Internet)	2,208	691,081
Amgen, Inc. (Biotechnology)	3,634	462,935
Analog Devices, Inc. (Semiconductors)	1,495	74,197
Apple Computer, Inc. (Computers)	28,865	2,758,628
Applied Materials, Inc. (Semiconductors)	5,819	121,966
Autodesk, Inc.* (Software)	1,081	57,671
Automatic Data Processing, Inc. (Commercial Services)	2,300	187,013
Avago Technologies, Ltd. (Semiconductors)	1,196	82,978
Baidu, Inc.*ADR (Internet)	1,334	288,211
Bed Bath & Beyond, Inc.* (Retail)	966	61,138
Biogen Idec, Inc.* (Biotechnology)	1,127	376,858
Broadcom Corp.—Class A (Semiconductors)	2,553	97,678
C.H. Robinson Worldwide, Inc. (Transportation)	713	48,099
CA, Inc. (Software)	2,116	61,110
Catamaran Corp.* (Pharmaceuticals)	989	44,990
Celgene Corp.* (Biotechnology)	3,818	332,739
Cerner Corp.* (Software)	1,633	90,142
Charter Communications, Inc.*—Class A (Media)	529	81,741
Check Point Software Technologies, Ltd.* (Software)	920	62,440
Cisco Systems, Inc. (Telecommunications)	24,518	618,589
Citrix Systems, Inc.* (Software)	782	52,965
Cognizant Technology Solutions Corp.* (Computers)	2,921	143,275
Comcast Corp.—Class A (Media)	10,281	552,398
Costco Wholesale Corp. (Retail)	2,116	248,715
DIRECTV*—Class A (Media)	2,415	207,811
Discovery Communications, Inc.*—Class A (Media)	713	60,755
DISH Network Corp.*—Class A (Media)	1,058	65,448
Dollar Tree, Inc.* (Retail)	989	53,871
eBay, Inc.* (Internet)	6,072	320,602
Equinix, Inc.* (Internet)	230	49,340
Expedia, Inc. (Internet)	552	43,840
Expeditors International of Washington, Inc. (Transportation)	943	40,719
Express Scripts Holding Co.* (Pharmaceuticals)	3,703	257,913
F5 Networks, Inc.* (Internet)	368	41,433
Facebook, Inc.*—Class A (Internet)	9,545	693,444
Fastenal Co. (Distribution/Wholesale)	1,426	63,243
Fiserv, Inc.* (Software)	1,196	73,757
Garmin, Ltd. (Electronics)	943	51,903
Gilead Sciences, Inc.* (Biotechnology)	7,360	673,807
Google, Inc.*—Class C (Internet)	1,610	920,275
Google, Inc.*—Class A (Internet)	1,357	786,449
Henry Schein, Inc.* (Healthcare-Products)	414	48,128
Illumina, Inc.* (Biotechnology)	621	99,304
Intel Corp. (Semiconductors)	23,828	807,532
Intuit, Inc. (Software)	1,357	111,233
Intuitive Surgical, Inc.* (Healthcare-Products)	184	84,189
Keurig Green Mountain, Inc. (Beverages)	782	93,277
KLA-Tencor Corp. (Semiconductors)	805	57,549
Kraft Foods Group, Inc. (Food)	2,852	152,824
Liberty Global PLC*—Class A (Media)	1,035	43,056
Liberty Media Corp.* (Media)	506	23,807
Liberty Media Corp.*—Class C (Media)	1,012	47,564
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,208	61,934
Linear Technology Corp. (Semiconductors)	1,127	49,740
Marriott International, Inc.—Class A (Lodging)	1,403	90,788
Mattel, Inc. (Toys/Games/Hobbies)	1,633	57,849
Maxim Integrated Products, Inc. (Semiconductors)	1,357	39,774
Micron Technology, Inc.* (Semiconductors)	5,129	156,691
Microsoft Corp. (Software)	39,560	1,707,411
Mondelez International, Inc.—Class A (Food)	8,096	291,455
Monster Beverage Corp.* (Beverages)	805	51,488
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,794	88,570
NetApp, Inc. (Computers)	1,587	61,639
Netflix, Inc.* (Internet)	276	116,671
NVIDIA Corp. (Semiconductors)	2,668	46,690
NXP Semiconductors NV* (Semiconductors)	1,196	74,571
O’Reilly Automotive, Inc.* (Retail)	506	75,900
PACCAR, Inc. (Auto Manufacturers)	1,702	105,984
Paychex, Inc. (Software)	1,748	71,685
Priceline.com, Inc.* (Internet)	253	314,340
Qualcomm, Inc. (Semiconductors)	8,073	594,980
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	483	152,734
Ross Stores, Inc. (Retail)	1,012	65,173
SanDisk Corp. (Computers)	1,081	99,139
SBA Communications Corp.*—Class A (Telecommunications)	621	66,404
Seagate Technology PLC (Computers)	1,564	91,650
Sigma-Aldrich Corp. (Chemicals)	575	57,742
Sirius XM Holdings, Inc.* (Media)	28,888	97,641
Staples, Inc. (Retail)	3,105	35,987
Starbucks Corp. (Retail)	3,611	280,503
Stericycle, Inc.* (Environmental Control)	414	48,707
Symantec Corp. (Internet)	3,312	78,362
Tesla Motors, Inc.* (Auto Manufacturers)	598	133,533
Texas Instruments, Inc. (Semiconductors)	5,175	239,344
Tractor Supply Co. (Retail)	667	41,467
TripAdvisor, Inc.* (Internet)	621	58,896
Twenty-First Century Fox, Inc.—Class A (Media)	6,831	216,407
Verisk Analytics, Inc.*—Class A (Commercial Services)	805	48,332
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,127	100,202
Viacom, Inc.—Class B (Media)	1,817	150,211
VimpelCom, Ltd.ADR (Telecommunications)	7,912	65,986
Vodafone Group PLCADR (Telecommunications)	2,484	82,519
Western Digital Corp. (Computers)	1,127	112,508
Whole Foods Market, Inc. (Food)	1,771	67,688
Wynn Resorts, Ltd. (Lodging)	483	102,976
Xilinx, Inc. (Semiconductors)	1,288	52,975
Yahoo!, Inc.* (Internet)	4,830	172,962
TOTAL COMMON STOCKS (Cost $7,335,519)		20,839,915

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 87

Repurchase Agreements(a)(b) (105.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $60,635,061	$60,635,000	$60,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,635,000)		60,635,000
TOTAL INVESTMENT SECURITIES (Cost $67,970,519)—142.3%		81,474,915
Net other assets (liabilities)—(42.3)%		(24,218,760)
NET ASSETS—100.0%		$57,256,155

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $6,978,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	137	9/22/14	$10,652,435	$221,051

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/14	0.62%	$10,477,996	$(426,337)
NASDAQ-100 Index	UBS AG	8/27/14	0.47%	15,303,315	(519,219)
				$25,781,311	$(945,556)

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$239,517	0.4%
Beverages	144,765	0.3%
Biotechnology	2,348,507	4.1%
Chemicals	57,742	0.1%
Commercial Services	235,345	0.4%
Computers	3,266,840	5.7%
Distribution/Wholesale	63,243	0.1%
Electronics	51,903	0.1%
Environmental Control	48,707	0.1%
Food	511,968	0.9%
Healthcare-Products	132,317	0.2%
Internet	4,637,840	8.1%
Lodging	193,764	0.3%
Media	1,546,839	2.7%
Pharmaceuticals	391,473	0.7%
Retail	862,753	1.5%
Semiconductors	2,545,581	4.4%
Software	2,580,647	4.5%
Telecommunications	833,497	1.5%
Toys/Games/Hobbies	57,849	0.1%
Transportation	88,818	0.2%
Other**	36,416,240	63.6%
Total	$57,256,155	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (100.0%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	6,026	$253,815
Accenture PLC—Class A (Computers)	1,179	93,471
ACE, Ltd. (Insurance)	1,310	131,131
Aetna, Inc. (Healthcare-Services)	1,441	111,721
AFLAC, Inc. (Insurance)	1,834	109,563
Agilent Technologies, Inc. (Electronics)	393	22,043
AGL Resources, Inc. (Gas)	524	27,059
Air Products & Chemicals, Inc. (Chemicals)	393	51,856
Airgas, Inc. (Chemicals)	131	14,007
Alcoa, Inc. (Mining)	4,716	77,295
Allegheny Technologies, Inc. (Iron/Steel)	393	14,796
Allegion PLC (Electronics)	262	13,475
Allstate Corp. (Insurance)	1,703	99,540
Altera Corp. (Semiconductors)	786	25,718
Altria Group, Inc. (Agriculture)	3,799	154,239
Ameren Corp. (Electric)	917	35,259
American Electric Power, Inc. (Electric)	1,965	102,160
American International Group, Inc. (Insurance)	5,764	299,614
AmerisourceBergen Corp. (Pharmaceuticals)	524	40,301
Anadarko Petroleum Corp. (Oil & Gas)	917	97,981
Analog Devices, Inc. (Semiconductors)	655	32,508
Apache Corp. (Oil & Gas)	1,572	161,382
Apartment Investment & Management Co.—Class A (REIT)	262	8,955
Applied Materials, Inc. (Semiconductors)	2,096	43,932
Archer-Daniels-Midland Co. (Agriculture)	2,620	121,568
Assurant, Inc. (Insurance)	262	16,600
AT&T, Inc. (Telecommunications)	20,829	741,304
AutoNation, Inc.* (Retail)	262	13,970
Avago Technologies, Ltd. (Semiconductors)	393	27,266
AvalonBay Communities, Inc. (REIT)	262	38,797
Avery Dennison Corp. (Household Products/Wares)	393	18,554
Avon Products, Inc. (Cosmetics/Personal Care)	1,048	13,834
Baker Hughes, Inc. (Oil & Gas Services)	1,703	117,115
Ball Corp. (Packaging & Containers)	262	16,050
Bank of America Corp. (Banks)	42,182	643,276
Bank of New York Mellon Corp. (Banks)	4,585	178,998
Baxter International, Inc. (Healthcare-Products)	1,048	78,275
BB&T Corp. (Banks)	2,882	106,692
Bemis Co., Inc. (Packaging & Containers)	393	15,331
Berkshire Hathaway, Inc.—Class B* (Insurance)	7,205	903,724
Best Buy Co., Inc. (Retail)	524	15,579
Boston Properties, Inc. (REIT)	262	31,296
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,358	119,362
Broadcom Corp.—Class A (Semiconductors)	2,227	85,205
Brown-Forman Corp.—Class B (Beverages)	262	22,702
C.H. Robinson Worldwide, Inc. (Transportation)	655	44,186
CA, Inc. (Software)	393	11,350
Cablevision Systems Corp. NY—Class A (Media)	917	17,625
Cameron International Corp.* (Oil & Gas Services)	786	55,735
Campbell Soup Co. (Food)	393	16,345
Capital One Financial Corp. (Banks)	2,358	187,555
Cardinal Health, Inc. (Pharmaceuticals)	1,310	93,862
CareFusion Corp.* (Healthcare-Products)	524	22,946
CarMax, Inc.* (Retail)	393	19,182
Carnival Corp.—Class A (Leisure Time)	1,703	61,683
Caterpillar, Inc. (Machinery-Construction & Mining)	2,489	250,767
CBRE Group, Inc.*—Class A (Real Estate)	393	12,120
CenterPoint Energy, Inc. (Gas)	1,703	41,417
CenturyLink, Inc. (Telecommunications)	2,358	92,528
CF Industries Holdings, Inc. (Chemicals)	131	32,795
Chesapeake Energy Corp. (Oil & Gas)	1,048	27,636
Chevron Corp. (Oil & Gas)	7,598	981,966
Cimarex Energy Co. (Oil & Gas)	131	18,212
Cincinnati Financial Corp. (Insurance)	655	30,143
Cisco Systems, Inc. (Telecommunications)	20,567	518,905
Citigroup, Inc. (Banks)	6,550	320,361
Citrix Systems, Inc.* (Software)	262	17,745
Clorox Co. (Household Products/Wares)	262	22,760
CME Group, Inc. (Diversified Financial Services)	1,310	96,861
CMS Energy Corp. (Electric)	1,048	30,319
Coach, Inc. (Retail)	393	13,582
Coca-Cola Co. (Beverages)	5,109	200,733
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,310	83,054
Computer Sciences Corp. (Computers)	524	32,692
ConAgra Foods, Inc. (Food)	1,703	51,311
ConocoPhillips (Oil & Gas)	4,978	410,685
CONSOL Energy, Inc. (Coal)	917	35,598
Consolidated Edison, Inc. (Electric)	1,179	66,130
Corning, Inc. (Telecommunications)	5,240	102,966
Costco Wholesale Corp. (Retail)	1,703	200,171
Covidien PLC (Healthcare-Products)	917	79,330
CSX Corp. (Transportation)	1,441	43,115
Cummins, Inc. (Machinery-Diversified)	262	36,520
CVS Caremark Corp. (Retail)	4,716	360,114
D.R. Horton, Inc. (Home Builders)	1,179	24,405
Darden Restaurants, Inc. (Retail)	524	24,497
DaVita, Inc.* (Healthcare-Services)	262	18,455
Deere & Co. (Machinery-Diversified)	1,441	122,644
Delphi Automotive PLC (Auto Parts & Equipment)	655	43,754
Denbury Resources, Inc. (Oil & Gas)	1,441	24,425
DENTSPLY International, Inc. (Healthcare-Products)	262	12,162
Devon Energy Corp. (Oil & Gas)	1,572	118,686
Diamond Offshore Drilling, Inc. (Oil & Gas)	262	12,259
Dollar General Corp.* (Retail)	655	36,176
Dominion Resources, Inc. (Electric)	1,179	79,748
Dover Corp. (Miscellaneous Manufacturing)	262	22,469
Dr. Pepper Snapple Group, Inc. (Beverages)	393	23,093
DTE Energy Co. (Electric)	655	48,352
Duke Energy Corp. (Electric)	2,882	207,879
E*TRADE Financial Corp.* (Diversified Financial Services)	524	11,014
E.I. du Pont de Nemours & Co. (Chemicals)	1,572	101,095
Eaton Corp. (Miscellaneous Manufacturing)	1,048	71,180
eBay, Inc.* (Internet)	1,572	83,001
Edison International (Electric)	1,310	71,788
Edwards Lifesciences Corp.* (Healthcare-Products)	131	11,823
Eli Lilly & Co. (Pharmaceuticals)	3,930	239,966
EMC Corp. (Computers)	8,253	241,813
Emerson Electric Co. (Electrical Components & Equipment)	1,048	66,705
Ensco PLCADR—Class A (Oil & Gas)	917	46,446
Entergy Corp. (Electric)	655	47,704
Equity Residential (REIT)	786	50,815

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
Essex Property Trust, Inc. (REIT)	131	$24,834
Exelon Corp. (Electric)	3,406	105,857
Expedia, Inc. (Internet)	131	10,404
Expeditors International of Washington, Inc. (Transportation)	393	16,970
Express Scripts Holding Co.* (Pharmaceuticals)	3,144	218,980
Exxon Mobil Corp. (Oil & Gas)	17,292	1,710,870
F5 Networks, Inc.* (Internet)	131	14,749
Family Dollar Stores, Inc. (Retail)	393	29,377
FedEx Corp. (Transportation)	524	76,965
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric)	1,703	53,151
FLIR Systems, Inc. (Electronics)	131	4,360
Fluor Corp. (Engineering & Construction)	655	47,730
Ford Motor Co. (Auto Manufacturers)	15,851	269,784
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,192	156,027
Frontier Communications Corp. (Telecommunications)	4,061	26,600
GameStop Corp.—Class A (Retail)	262	10,996
Gannett Co., Inc. (Media)	917	30,004
Garmin, Ltd. (Electronics)	262	14,420
General Dynamics Corp. (Aerospace/Defense)	655	76,485
General Electric Co. (Miscellaneous Manufacturing)	40,217	1,011,458
General Growth Properties, Inc. (REIT)	1,179	27,553
General Mills, Inc. (Food)	1,048	52,557
General Motors Co. (Auto Manufacturers)	5,240	177,217
Genuine Parts Co. (Distribution/Wholesale)	393	32,548
Genworth Financial, Inc.*—Class A (Insurance)	1,965	25,742
H & R Block, Inc. (Commercial Services)	393	12,627
Harris Corp. (Telecommunications)	262	17,887
Hartford Financial Services Group, Inc. (Insurance)	1,834	62,649
Hasbro, Inc. (Toys/Games/Hobbies)	262	13,090
HCP, Inc. (REIT)	1,834	76,165
Health Care REIT, Inc. (REIT)	393	25,007
Hess Corp. (Oil & Gas)	1,048	103,731
Hewlett-Packard Co. (Computers)	7,467	265,901
Honeywell International, Inc. (Electronics)	1,048	96,237
Hormel Foods Corp. (Food)	262	11,858
Hospira, Inc.* (Healthcare-Products)	393	21,800
Host Hotels & Resorts, Inc. (REIT)	1,048	22,784
Hudson City Bancorp, Inc. (Savings & Loans)	1,965	19,158
Humana, Inc. (Healthcare-Services)	655	77,061
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	655	53,952
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	393	23,104
Integrys Energy Group, Inc. (Electric)	262	17,177
Intel Corp. (Semiconductors)	20,043	679,257
International Business Machines Corp. (Computers)	2,096	401,741
International Flavors & Fragrances, Inc. (Chemicals)	131	13,230
International Paper Co. (Forest Products & Paper)	1,703	80,893
Iron Mountain, Inc. (Commercial Services)	393	13,169
J.P. Morgan Chase & Co. (Banks)	15,196	876,353
Jabil Circuit, Inc. (Electronics)	786	15,689
Jacobs Engineering Group, Inc.* (Engineering & Construction)	524	26,624
Johnson & Johnson (Pharmaceuticals)	4,716	472,024
Joy Global, Inc. (Machinery-Construction & Mining)	393	23,289
Juniper Networks, Inc.* (Telecommunications)	1,965	46,256
Kellogg Co. (Food)	524	31,351
Kimberly-Clark Corp. (Household Products/Wares)	655	68,035
Kimco Realty Corp. (REIT)	917	20,522
Kohls Corp. (Retail)	786	42,082
Kroger Co. (Food)	2,096	102,662
L Brands, Inc. (Retail)	393	22,782
L-3 Communications Holdings, Inc. (Aerospace/Defense)	393	41,249
Laboratory Corp. of America Holdings* (Healthcare-Services)	131	13,583
Lam Research Corp. (Semiconductors)	262	18,340
Legg Mason, Inc. (Diversified Financial Services)	393	18,648
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	524	17,187
Lennar Corp.—Class A (Home Builders)	393	14,238
Leucadia National Corp. (Holding Companies-Diversified)	655	16,185
Lincoln National Corp. (Insurance)	524	27,452
Linear Technology Corp. (Semiconductors)	393	17,345
Lockheed Martin Corp. (Aerospace/Defense)	393	65,619
Loews Corp. (Insurance)	1,179	49,671
Lowe’s Cos., Inc. (Retail)	1,572	75,220
M&T Bank Corp. (Banks)	524	63,666
Macy’s, Inc. (Retail)	1,441	83,275
Marathon Oil Corp. (Oil & Gas)	2,751	106,601
Marathon Petroleum Corp. (Oil & Gas)	655	54,679
Marriott International, Inc.—Class A (Lodging)	394	25,473
Marsh & McLennan Cos., Inc. (Insurance)	786	39,905
Martin Marietta Materials (Building Materials)	131	16,274
Masco Corp. (Building Materials)	524	10,899
Mattel, Inc. (Toys/Games/Hobbies)	524	18,562
McCormick & Co., Inc. (Food)	262	17,234
McDonald’s Corp. (Retail)	1,703	161,035
McGraw Hill Financial, Inc. (Commercial Services)	393	31,527
McKesson Corp. (Pharmaceuticals)	524	100,535
MeadWestvaco Corp. (Forest Products & Paper)	655	27,379
Medtronic, Inc. (Healthcare-Products)	1,703	105,142
Merck & Co., Inc. (Pharmaceuticals)	6,157	349,348
MetLife, Inc. (Insurance)	4,454	234,280
Molson Coors Brewing Co.—Class B (Beverages)	655	44,232
Mondelez International, Inc.—Class A (Food)	6,812	245,233
Morgan Stanley Dean Witter & Co. (Banks)	5,633	182,171
Motorola Solutions, Inc. (Telecommunications)	524	33,368
Murphy Oil Corp. (Oil & Gas)	655	40,695
Nabors Industries, Ltd. (Oil & Gas)	1,048	28,464
NASDAQ Stock Market, Inc. (Diversified Financial Services)	524	22,108
National Oilwell Varco, Inc. (Oil & Gas Services)	917	74,314
Navient Corp. (Diversified Financial Services)	1,048	18,026
Neilsen Holdings N.V. (Media)	524	24,162
NetApp, Inc. (Computers)	393	15,264

See accompanying notes to the financial statements.

90 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Newell Rubbermaid, Inc. (Housewares)	524	$17,020
Newfield Exploration Co.* (Oil & Gas)	262	10,559
Newmont Mining Corp. (Mining)	1,965	48,948
NextEra Energy, Inc. (Electric)	1,703	159,894
NiSource, Inc. (Gas)	1,310	49,361
Noble Corp. (Oil & Gas)	1,048	32,876
Nordstrom, Inc. (Retail)	262	18,138
Northeast Utilities System (Electric)	1,310	57,509
Northern Trust Corp. (Banks)	917	61,338
Northrop Grumman Corp. (Aerospace/Defense)	524	64,593
NRG Energy, Inc. (Electric)	1,310	40,558
Nucor Corp. (Iron/Steel)	1,310	65,789
NVIDIA Corp. (Semiconductors)	1,179	20,633
Occidental Petroleum Corp. (Oil & Gas)	1,703	166,400
ONEOK, Inc. (Pipelines)	786	50,642
Oracle Corp. (Software)	6,288	253,972
Owens-Illinois, Inc.* (Packaging & Containers)	262	8,172
Pall Corp. (Miscellaneous Manufacturing)	131	10,149
Parker Hannifin Corp. (Miscellaneous Manufacturing)	262	30,117
Patterson Cos., Inc. (Healthcare-Products)	393	15,331
Paychex, Inc. (Software)	393	16,117
Peabody Energy Corp. (Coal)	1,048	15,898
Pentair PLC (Miscellaneous Manufacturing)	262	16,786
People’s United Financial, Inc. (Savings & Loans)	655	9,511
Pepco Holdings, Inc. (Electric)	1,048	28,139
PepsiCo, Inc. (Beverages)	2,620	230,822
PerkinElmer, Inc. (Electronics)	262	12,110
PetSmart, Inc. (Retail)	131	8,926
Pfizer, Inc. (Pharmaceuticals)	13,100	375,970
PG&E Corp. (Electric)	1,834	81,925
Philip Morris International, Inc. (Agriculture)	2,751	225,610
Phillips 66 (Oil & Gas)	2,227	180,631
Pinnacle West Capital Corp. (Electric)	393	21,022
Plum Creek Timber Co., Inc. (REIT)	262	10,839
PNC Financial Services Group (Banks)	2,096	173,046
PPL Corp. (Electric)	2,489	82,112
Praxair, Inc. (Chemicals)	524	67,145
Principal Financial Group, Inc. (Insurance)	524	26,032
Procter & Gamble Co. (Cosmetics/Personal Care)	5,371	415,285
Progressive Corp. (Insurance)	2,227	52,201
Prologis, Inc. (REIT)	786	32,077
Public Service Enterprise Group, Inc. (Electric)	1,965	69,109
Public Storage, Inc. (REIT)	262	44,962
PulteGroup, Inc. (Home Builders)	1,310	23,122
PVH Corp. (Retail)	131	14,434
QEP Resources, Inc. (Oil & Gas)	786	25,977
Quanta Services, Inc.* (Commercial Services)	524	17,549
Quest Diagnostics, Inc. (Healthcare-Services)	524	32,016
Ralph Lauren Corp. (Apparel)	131	20,418
Raytheon Co. (Aerospace/Defense)	655	59,454
Regions Financial Corp. (Banks)	2,751	27,895
Republic Services, Inc. (Environmental Control)	1,048	39,750
Reynolds American, Inc. (Agriculture)	655	36,582
Rockwell Collins, Inc. (Aerospace/Defense)	262	19,197
Roper Industries, Inc. (Machinery-Diversified)	131	18,873
Rowan Cos. PLC—Class A (Oil & Gas)	524	15,992
Ryder System, Inc. (Transportation)	262	22,566
SCANA Corp. (Electric)	524	26,661
Sempra Energy (Gas)	917	91,434
Sigma-Aldrich Corp. (Chemicals)	262	26,310
Simon Property Group, Inc. (REIT)	524	88,131
Snap-on, Inc. (Hand/Machine Tools)	131	15,746
Southern Co. (Electric)	3,537	153,116
Southwestern Energy Co.* (Oil & Gas)	655	26,580
Spectra Energy Corp. (Pipelines)	1,441	58,966
Stanley Black & Decker, Inc. (Hand/Machine Tools)	655	57,280
Staples, Inc. (Retail)	2,620	30,366
State Street Corp. (Banks)	786	55,366
SunTrust Banks, Inc. (Banks)	2,096	79,753
Symantec Corp. (Internet)	1,310	30,995
Sysco Corp. (Food)	2,358	84,157
Target Corp. (Retail)	2,489	148,320
TE Connectivity, Ltd. (Electronics)	655	40,538
TECO Energy, Inc. (Electric)	917	16,011
Tenet Healthcare Corp.* (Healthcare-Services)	262	13,826
Teradata Corp.* (Computers)	262	11,046
Tesoro Petroleum Corp. (Oil & Gas)	524	32,247
Texas Instruments, Inc. (Semiconductors)	1,703	78,764
The ADT Corp. (Commercial Services)	655	22,794
The AES Corp. (Electric)	2,620	38,278
The Chubb Corp. (Insurance)	917	79,513
The Dow Chemical Co. (Chemicals)	4,847	247,535
The Gap, Inc. (Retail)	393	15,763
The Goldman Sachs Group, Inc. (Banks)	1,703	294,398
The Home Depot, Inc. (Retail)	1,965	158,870
The JM Smucker Co.—Class A (Food)	262	26,106
The Mosaic Co. (Chemicals)	1,310	60,404
The Travelers Cos., Inc. (Insurance)	1,441	129,056
The Williams Cos., Inc. (Pipelines)	1,572	89,022
Time Warner, Inc. (Media)	1,572	130,507
Transocean, Ltd. (Oil & Gas)	1,310	52,845
Twenty-First Century Fox, Inc.—Class A (Media)	3,406	107,902
Tyco International, Ltd. (Electronics)	917	39,569
Tyson Foods, Inc.—Class A (Food)	1,048	38,996
U.S. Bancorp (Banks)	3,406	143,154
United Technologies Corp. (Aerospace/Defense)	1,441	151,522
UnitedHealth Group, Inc. (Healthcare-Services)	3,930	318,527
UnumProvident Corp. (Insurance)	1,048	35,978
Urban Outfitters, Inc.* (Retail)	131	4,681
Valero Energy Corp. (Oil & Gas)	2,096	106,477
Varian Medical Systems, Inc.* (Healthcare-Products)	131	10,762
Ventas, Inc. (REIT)	655	41,593
Verizon Communications, Inc. (Telecommunications)	7,991	402,906
Vornado Realty Trust (REIT)	393	41,666
Vulcan Materials Co. (Building Materials)	262	16,540
Walgreen Co. (Retail)	1,834	126,124
Wal-Mart Stores, Inc. (Retail)	6,419	472,309
Walt Disney Co. (Media)	2,096	180,005
Waste Management, Inc. (Environmental Control)	786	35,284
Waters Corp.* (Electronics)	131	13,550
WellPoint, Inc. (Healthcare-Services)	1,179	129,466
Wells Fargo & Co. (Banks)	19,257	980,181
Western Union Co. (Commercial Services)	786	13,731

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 91

Common Stocks, continued

	Shares	Value
Weyerhaeuser Co. (REIT)	2,096	$65,647
Whirlpool Corp. (Home Furnishings)	262	37,372
Whole Foods Market, Inc. (Food)	524	20,027
Windstream Holdings, Inc. (Telecommunications)	2,358	27,023
Wisconsin Energy Corp. (Electric)	917	39,963
Xcel Energy, Inc. (Electric)	1,965	60,522
Xerox Corp. (Office/Business Equipment)	4,323	57,323
Xilinx, Inc. (Semiconductors)	524	21,552
XL Group PLC (Insurance)	1,048	33,788
Xylem, Inc. (Machinery-Diversified)	262	9,246
YUM! Brands, Inc. (Retail)	655	45,457
Zimmer Holdings, Inc. (Healthcare-Products)	262	26,218
Zions Bancorp (Banks)	393	11,326
Zoetis, Inc. (Pharmaceuticals)	655	21,556
TOTAL COMMON STOCKS (Cost $27,201,680)		32,731,807

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $52,000	$52,000	$52,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000
TOTAL INVESTMENT SECURITIES (Cost $27,253,680)—100.2%		32,783,807
Net other assets (liabilities)—(0.2)%		(53,366)
NET ASSETS—100.0%		$32,730,441

*                               Non-income producing security

(a)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                  American Depositary Receipt

Large-Cap Value ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$478,119	1.5%
Agriculture	537,999	1.6%
Apparel	20,418	0.1%
Auto Manufacturers	447,001	1.4%
Auto Parts & Equipment	43,754	0.1%
Banks	4,385,539	13.4%
Beverages	521,582	1.6%
Building Materials	43,713	0.1%
Chemicals	614,378	1.9%
Coal	51,496	0.2%
Commercial Services	111,397	0.3%
Computers	1,061,927	3.2%
Cosmetics/Personal Care	512,173	1.6%
Distribution/Wholesale	32,548	0.1%
Diversified Financial Services	166,657	0.5%
Electric	1,740,343	5.3%
Electrical Components & Equipment	66,705	0.2%
Electronics	271,991	0.8%
Engineering & Construction	74,354	0.2%
Environmental Control	75,034	0.2%
Food	697,837	2.1%
Forest Products & Paper	108,272	0.3%
Gas	209,271	0.6%
Hand/Machine Tools	73,026	0.2%
Healthcare-Products	383,789	1.2%
Healthcare-Services	714,655	2.2%
Holding Companies-Diversified	16,185	NM
Home Builders	61,765	0.2%
Home Furnishings	37,372	0.1%
Household Products/Wares	109,348	0.3%
Housewares	17,020	0.1%
Insurance	2,386,582	7.4%
Internet	139,150	0.4%
Iron/Steel	80,585	0.2%
Leisure Time	61,683	0.2%
Lodging	25,473	0.1%
Machinery-Construction & Mining	274,056	0.8%
Machinery-Diversified	187,283	0.6%
Media	490,205	1.5%
Mining	282,270	0.9%
Miscellaneous Manufacturing	1,256,403	3.8%
Office/Business Equipment	57,323	0.2%
Oil & Gas	4,595,302	14.0%
Oil & Gas Services	247,164	0.8%
Packaging & Containers	39,553	0.1%
Pharmaceuticals	2,285,718	7.1%
Pipelines	198,630	0.6%
Real Estate	12,120	NM
REIT	651,642	2.0%
Retail	2,151,427	6.7%
Savings & Loans	28,669	0.1%
Semiconductors	1,050,520	3.2%
Software	299,184	0.9%
Telecommunications	2,009,743	6.1%
Toys/Games/Hobbies	31,652	0.1%
Transportation	203,802	0.6%
Other**	(1,366)	NM
Total	$32,730,441	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

92 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,178	$165,969
AbbVie, Inc. (Pharmaceuticals)	3,038	159,009
Accenture PLC—Class A (Computers)	682	54,069
Actavis PLC* (Pharmaceuticals)	496	106,273
Adobe Systems, Inc.* (Software)	868	59,987
Affiliated Managers Group, Inc.* (Diversified Financial Services)	124	24,707
Agilent Technologies, Inc. (Electronics)	434	24,343
Air Products & Chemicals, Inc. (Chemicals)	248	32,724
Airgas, Inc. (Chemicals)	62	6,629
Akamai Technologies, Inc.* (Software)	310	18,296
Alexion Pharmaceuticals, Inc.* (Biotechnology)	372	59,144
Allegion PLC (Electronics)	62	3,189
Allergan, Inc. (Pharmaceuticals)	558	92,550
Alliance Data Systems Corp.* (Commercial Services)	124	32,524
Altera Corp. (Semiconductors)	248	8,115
Altria Group, Inc. (Agriculture)	1,984	80,550
Amazon.com, Inc.* (Internet)	682	213,459
American Express Co. (Diversified Financial Services)	1,736	152,769
American Tower Corp. (REIT)	744	70,226
Ameriprise Financial, Inc. (Diversified Financial Services)	372	44,491
AmerisourceBergen Corp. (Pharmaceuticals)	186	14,305
Ametek, Inc. (Electrical Components & Equipment)	496	24,150
Amgen, Inc. (Biotechnology)	1,426	181,658
Amphenol Corp.—Class A (Electronics)	310	29,813
Anadarko Petroleum Corp. (Oil & Gas)	496	52,998
Analog Devices, Inc. (Semiconductors)	310	15,385
Aon PLC (Insurance)	558	47,073
Apartment Investment & Management Co.—Class A (REIT)	124	4,238
Apple Computer, Inc. (Computers)	11,532	1,102,112
Applied Materials, Inc. (Semiconductors)	1,302	27,290
Autodesk, Inc.* (Software)	434	23,154
Automatic Data Processing, Inc. (Commercial Services)	930	75,618
AutoZone, Inc.* (Retail)	62	32,056
Avago Technologies, Ltd. (Semiconductors)	310	21,508
AvalonBay Communities, Inc. (REIT)	124	18,362
Avon Products, Inc. (Cosmetics/Personal Care)	310	4,092
Ball Corp. (Packaging & Containers)	124	7,596
Bard (C.R.), Inc. (Healthcare-Products)	124	18,505
Baxter International, Inc. (Healthcare-Products)	558	41,677
Becton, Dickinson & Co. (Healthcare-Products)	372	43,241
Bed Bath & Beyond, Inc.* (Retail)	372	23,544
Best Buy Co., Inc. (Retail)	248	7,373
Biogen Idec, Inc.* (Biotechnology)	434	145,125
BlackRock, Inc. (Diversified Financial Services)	248	75,573
Boeing Co. (Aerospace/Defense)	1,302	156,864
BorgWarner, Inc. (Auto Parts & Equipment)	434	27,017
Boston Properties, Inc. (REIT)	124	14,812
Boston Scientific Corp.* (Healthcare-Products)	2,542	32,487
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,046	103,569
Brown-Forman Corp.—Class B (Beverages)	186	16,117
CA, Inc. (Software)	372	10,743
Cabot Oil & Gas Corp. (Oil & Gas)	806	26,558
Campbell Soup Co. (Food)	186	7,736
CareFusion Corp.* (Healthcare-Products)	186	8,145
CarMax, Inc.* (Retail)	248	12,105
CBRE Group, Inc.*—Class A (Real Estate)	372	11,472
CBS Corp.—Class B (Media)	992	56,375
Celgene Corp.* (Biotechnology)	1,488	129,679
Cerner Corp.* (Software)	558	30,802
CF Industries Holdings, Inc. (Chemicals)	62	15,521
Chesapeake Energy Corp. (Oil & Gas)	496	13,080
Chipotle Mexican Grill, Inc.* (Retail)	62	41,695
CIGNA Corp. (Healthcare-Services)	496	44,659
Cimarex Energy Co. (Oil & Gas)	124	17,238
Cintas Corp. (Commercial Services)	186	11,644
Citigroup, Inc. (Banks)	2,666	130,393
Citrix Systems, Inc.* (Software)	186	12,598
Clorox Co. (Household Products/Wares)	124	10,772
Coach, Inc. (Retail)	310	10,714
Coca-Cola Co. (Beverages)	4,774	187,570
Coca-Cola Enterprises, Inc. (Beverages)	434	19,725
Cognizant Technology Solutions Corp.* (Computers)	1,178	57,781
Colgate-Palmolive Co. (Cosmetics/Personal Care)	992	62,893
Comcast Corp.—Class A (Media)	4,960	266,502
Comerica, Inc. (Banks)	372	18,697
Constellation Brands, Inc.* (Beverages)	310	25,811
Covidien PLC (Healthcare-Products)	434	37,545
Crown Castle International Corp. (REIT)	620	45,992
CSX Corp. (Transportation)	1,240	37,101
Cummins, Inc. (Machinery-Diversified)	186	25,927
Danaher Corp. (Miscellaneous Manufacturing)	1,178	87,031
DaVita, Inc.* (Healthcare-Services)	186	13,102
Delphi Automotive PLC (Auto Parts & Equipment)	248	16,566
Delta Air Lines, Inc. (Airlines)	1,612	60,385
DENTSPLY International, Inc. (Healthcare-Products)	124	5,756
DIRECTV*—Class A (Media)	868	74,691
Discover Financial Services (Diversified Financial Services)	868	53,000
Discovery Communications, Inc.*—Class A (Media)	434	36,981
Dollar General Corp.* (Retail)	248	13,697
Dollar Tree, Inc.* (Retail)	372	20,263
Dominion Resources, Inc. (Electric)	558	37,743
Dover Corp. (Miscellaneous Manufacturing)	248	21,268
Dr. Pepper Snapple Group, Inc. (Beverages)	186	10,929
Dun & Bradstreet Corp. (Software)	62	6,822
E*TRADE Financial Corp.* (Diversified Financial Services)	310	6,516
E.I. du Pont de Nemours & Co. (Chemicals)	992	63,796
Eastman Chemical Co. (Chemicals)	310	24,422
Eaton Corp. (Miscellaneous Manufacturing)	372	25,266
eBay, Inc.* (Internet)	1,488	78,566
Ecolab, Inc. (Chemicals)	496	53,831
Edwards Lifesciences Corp.* (Healthcare-Products)	124	11,191
Electronic Arts, Inc.* (Software)	620	20,832
Emerson Electric Co. (Electrical Components & Equipment)	806	51,302

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 93

Common Stocks, continued

	Shares	Value
EOG Resources, Inc. (Oil & Gas)	1,054	$115,350
EQT Corp. (Oil & Gas)	310	29,084
Equifax, Inc. (Commercial Services)	248	18,870
Equity Residential (REIT)	310	20,042
Essex Property Trust, Inc. (REIT)	62	11,753
Expedia, Inc. (Internet)	124	9,848
Expeditors International of Washington, Inc. (Transportation)	186	8,031
F5 Networks, Inc.* (Internet)	124	13,961
Facebook, Inc.*—Class A (Internet)	3,286	238,728
Fastenal Co. (Distribution/Wholesale)	496	21,998
FedEx Corp. (Transportation)	248	36,426
Fidelity National Information Services, Inc. (Software)	558	31,471
Fifth Third Bancorp (Banks)	1,612	33,014
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors)	124	7,826
Fiserv, Inc.* (Software)	496	30,588
FLIR Systems, Inc. (Electronics)	186	6,190
Flowserve Corp. (Machinery-Diversified)	248	18,362
FMC Corp. (Chemicals)	248	16,175
FMC Technologies, Inc.* (Oil & Gas Services)	434	26,387
Fossil Group, Inc.* (Distribution/Wholesale)	62	6,076
Franklin Resources, Inc. (Diversified Financial Services)	744	40,288
GameStop Corp.—Class A (Retail)	124	5,204
Garmin, Ltd. (Electronics)	124	6,825
General Dynamics Corp. (Aerospace/Defense)	310	36,199
General Growth Properties, Inc. (REIT)	434	10,143
General Mills, Inc. (Food)	620	31,093
Genuine Parts Co. (Distribution/Wholesale)	124	10,270
Gilead Sciences, Inc.* (Biotechnology)	2,914	266,778
Google, Inc.*—Class A (Internet)	558	323,390
Google, Inc.*—Class C (Internet)	558	318,952
H & R Block, Inc. (Commercial Services)	372	11,952
Halliburton Co. (Oil & Gas Services)	1,612	111,212
Harley-Davidson, Inc. (Leisure Time)	434	26,830
Harman International Industries, Inc. (Home Furnishings)	124	13,460
Harris Corp. (Telecommunications)	124	8,465
Hasbro, Inc. (Toys/Games/Hobbies)	124	6,195
Health Care REIT, Inc. (REIT)	434	27,615
Helmerich & Payne, Inc. (Oil & Gas)	186	19,764
Honeywell International, Inc. (Electronics)	992	91,096
Hormel Foods Corp. (Food)	186	8,418
Hospira, Inc.* (Healthcare-Products)	124	6,878
Host Hotels & Resorts, Inc. (REIT)	930	20,218
Huntington Bancshares, Inc. (Banks)	1,612	15,830
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	372	30,642
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	248	14,580
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	248	47,671
International Business Machines Corp. (Computers)	806	154,486
International Flavors & Fragrances, Inc. (Chemicals)	62	6,261
Intuit, Inc. (Software)	558	45,739
Intuitive Surgical, Inc.* (Healthcare-Products)	62	28,368
Invesco, Ltd. (Diversified Financial Services)	806	30,330
Iron Mountain, Inc. (Commercial Services)	124	4,155
Johnson & Johnson (Pharmaceuticals)	3,162	316,485
Johnson Controls, Inc. (Auto Parts & Equipment)	1,240	58,577
Kansas City Southern Industries, Inc. (Transportation)	186	20,285
Kellogg Co. (Food)	248	14,838
Keurig Green Mountain, Inc. (Beverages)	248	29,582
KeyCorp (Banks)	1,674	22,666
Kimberly-Clark Corp. (Household Products/Wares)	434	45,079
Kimco Realty Corp. (REIT)	372	8,325
Kinder Morgan, Inc. (Pipelines)	1,302	46,846
KLA-Tencor Corp. (Semiconductors)	310	22,162
Kraft Foods Group, Inc. (Food)	1,116	59,800
L Brands, Inc. (Retail)	310	17,971
Laboratory Corp. of America Holdings* (Healthcare-Services)	62	6,429
Lam Research Corp. (Semiconductors)	186	13,020
Lennar Corp.—Class A (Home Builders)	124	4,493
Leucadia National Corp. (Holding Companies-Diversified)	248	6,128
Lincoln National Corp. (Insurance)	248	12,993
Linear Technology Corp. (Semiconductors)	248	10,945
Lockheed Martin Corp. (Aerospace/Defense)	310	51,761
Lorillard, Inc. (Agriculture)	682	41,247
Lowe’s Cos., Inc. (Retail)	1,116	53,401
LyondellBasell Industries N.V.—Class A (Chemicals)	806	85,638
Marathon Petroleum Corp. (Oil & Gas)	248	20,703
Marriott International, Inc.—Class A (Lodging)	249	16,094
Marsh & McLennan Cos., Inc. (Insurance)	682	34,625
Martin Marietta Materials (Building Materials)	62	7,702
Masco Corp. (Building Materials)	434	9,027
MasterCard, Inc.—Class A (Commercial Services)	1,922	142,517
Mattel, Inc. (Toys/Games/Hobbies)	372	13,178
McCormick & Co., Inc. (Food)	124	8,157
McDonald’s Corp. (Retail)	1,054	99,666
McGraw Hill Financial, Inc. (Commercial Services)	310	24,869
McKesson Corp. (Pharmaceuticals)	186	35,686
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	372	34,016
Medtronic, Inc. (Healthcare-Products)	1,116	68,901
Merck & Co., Inc. (Pharmaceuticals)	2,604	147,751
Michael Kors Holdings, Ltd.* (Apparel)	372	30,311
Microchip Technology, Inc. (Semiconductors)	372	16,747
Micron Technology, Inc.* (Semiconductors)	2,046	62,505
Microsoft Corp. (Software)	14,384	620,814
Mohawk Industries, Inc.* (Textiles)	124	15,471
Monsanto Co. (Chemicals)	992	112,186
Monster Beverage Corp.* (Beverages)	248	15,862
Moody’s Corp. (Commercial Services)	372	32,364
Motorola Solutions, Inc. (Telecommunications)	186	11,844
Mylan Laboratories, Inc.* (Pharmaceuticals)	744	36,731
National Oilwell Varco, Inc. (Oil & Gas Services)	372	30,147
Navient Corp. (Diversified Financial Services)	310	5,332
Neilsen Holdings N.V. (Media)	310	14,294
NetApp, Inc. (Computers)	434	16,857
Netflix, Inc.* (Internet)	124	52,417

See accompanying notes to the financial statements.

94 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Newell Rubbermaid, Inc. (Housewares)	248	$8,055
Newfield Exploration Co.* (Oil & Gas)	186	7,496
News Corp.*—Class A (Media)	930	16,415
NIKE, Inc.—Class B (Apparel)	1,426	109,987
Noble Energy, Inc. (Oil & Gas)	682	45,346
Nordstrom, Inc. (Retail)	124	8,585
Norfolk Southern Corp. (Transportation)	620	63,029
Northrop Grumman Corp. (Aerospace/Defense)	186	22,928
NVIDIA Corp. (Semiconductors)	496	8,680
Occidental Petroleum Corp. (Oil & Gas)	682	66,638
Omnicom Group, Inc. (Advertising)	496	34,715
Oracle Corp. (Software)	3,534	142,739
O’Reilly Automotive, Inc.* (Retail)	186	27,900
Owens-Illinois, Inc.* (Packaging & Containers)	186	5,801
PACCAR, Inc. (Auto Manufacturers)	682	42,468
Pall Corp. (Miscellaneous Manufacturing)	124	9,606
Parker Hannifin Corp. (Miscellaneous Manufacturing)	186	21,381
Paychex, Inc. (Software)	434	17,798
Pentair PLC (Miscellaneous Manufacturing)	248	15,889
People’s United Financial, Inc. (Savings & Loans)	310	4,501
PepsiCo, Inc. (Beverages)	1,674	147,479
PerkinElmer, Inc. (Electronics)	124	5,731
Perrigo Co. PLC (Pharmaceuticals)	248	37,312
PetSmart, Inc. (Retail)	124	8,449
Pfizer, Inc. (Pharmaceuticals)	5,952	170,822
Philip Morris International, Inc. (Agriculture)	1,674	137,285
Pioneer Natural Resources Co. (Oil & Gas)	248	54,922
Pitney Bowes, Inc. (Office/Business Equipment)	372	10,066
Plum Creek Timber Co., Inc. (REIT)	186	7,695
PPG Industries, Inc. (Chemicals)	248	49,193
Praxair, Inc. (Chemicals)	310	39,723
Precision Castparts Corp. (Metal Fabricate/Hardware)	248	56,742
Priceline.com, Inc.* (Internet)	124	154,064
Principal Financial Group, Inc. (Insurance)	248	12,321
Procter & Gamble Co. (Cosmetics/Personal Care)	2,666	206,135
Prologis, Inc. (REIT)	558	22,772
Prudential Financial, Inc. (Insurance)	868	75,489
Public Storage, Inc. (REIT)	186	31,919
PVH Corp. (Retail)	124	13,662
Qualcomm, Inc. (Semiconductors)	3,224	237,610
Quanta Services, Inc.* (Commercial Services)	124	4,153
Ralph Lauren Corp. (Apparel)	62	9,663
Range Resources Corp. (Oil & Gas)	310	23,433
Raytheon Co. (Aerospace/Defense)	310	28,139
Red Hat, Inc.* (Software)	372	21,621
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	124	39,211
Regions Financial Corp. (Banks)	1,302	13,202
Reynolds American, Inc. (Agriculture)	310	17,314
Robert Half International, Inc. (Commercial Services)	248	12,065
Rockwell Automation, Inc. (Machinery-Diversified)	248	27,691
Rockwell Collins, Inc. (Aerospace/Defense)	124	9,085
Roper Industries, Inc. (Machinery-Diversified)	124	17,865
Ross Stores, Inc. (Retail)	434	27,950
Safeway, Inc. (Food)	434	14,956
Salesforce.com, Inc.* (Software)	1,054	57,180
SanDisk Corp. (Computers)	434	39,802
Schlumberger, Ltd. (Oil & Gas Services)	2,480	268,807
Scripps Networks Interactive—Class A (Media)	186	15,328
Seagate Technology PLC (Computers)	620	36,332
Sealed Air Corp. (Packaging & Containers)	372	11,949
Sherwin-Williams Co. (Chemicals)	186	38,359
Sigma-Aldrich Corp. (Chemicals)	124	12,452
Simon Property Group, Inc. (REIT)	372	62,568
Snap-on, Inc. (Hand/Machine Tools)	62	7,452
Southwest Airlines Co. (Airlines)	1,302	36,821
Southwestern Energy Co.* (Oil & Gas)	372	15,096
Spectra Energy Corp. (Pipelines)	620	25,370
St. Jude Medical, Inc. (Healthcare-Products)	558	36,376
Starbucks Corp. (Retail)	1,426	110,771
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	372	28,584
State Street Corp. (Banks)	434	30,571
Stericycle, Inc.* (Environmental Control)	186	21,883
Stryker Corp. (Healthcare-Products)	558	44,512
Symantec Corp. (Internet)	744	17,603
T. Rowe Price Group, Inc. (Diversified Financial Services)	496	38,519
TE Connectivity, Ltd. (Electronics)	434	26,860
Tenet Healthcare Corp.* (Healthcare-Services)	62	3,272
Teradata Corp.* (Computers)	124	5,228
Texas Instruments, Inc. (Semiconductors)	1,240	57,350
Textron, Inc. (Miscellaneous Manufacturing)	558	20,294
The Charles Schwab Corp. (Diversified Financial Services)	2,232	61,938
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	496	36,436
The Gap, Inc. (Retail)	310	12,434
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	558	14,045
The Hershey Co. (Food)	310	27,327
The Home Depot, Inc. (Retail)	1,674	135,342
The Interpublic Group of Cos., Inc. (Advertising)	806	15,886
The JM Smucker Co.—Class A (Food)	62	6,178
The Macerich Co. (REIT)	248	16,122
The Williams Cos., Inc. (Pipelines)	620	35,111
Thermo Fisher Scientific, Inc. (Electronics)	744	90,396
Tiffany & Co. (Retail)	186	18,155
Time Warner Cable, Inc. (Media)	558	80,966
Time Warner, Inc. (Media)	930	77,209
TJX Cos., Inc. (Retail)	1,364	72,688
Torchmark Corp. (Insurance)	248	13,080
Total System Services, Inc. (Commercial Services)	310	9,920
Tractor Supply Co. (Retail)	248	15,418
TripAdvisor, Inc.* (Internet)	186	17,640
Twenty-First Century Fox, Inc.—Class A (Media)	1,984	62,853
Tyco International, Ltd. (Electronics)	496	21,402
U.S. Bancorp (Banks)	1,860	78,176
Under Armour, Inc.—Class A* (Apparel)	310	20,693
Union Pacific Corp. (Transportation)	1,736	170,667
United Parcel Service, Inc.—Class B (Transportation)	1,364	132,432
United Technologies Corp. (Aerospace/Defense)	930	97,790
Urban Outfitters, Inc.* (Retail)	124	4,431

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 95

Common Stocks, continued

	Shares	Value
V.F. Corp. (Apparel)	682	$41,786
Varian Medical Systems, Inc.* (Healthcare-Products)	124	10,187
Ventas, Inc. (REIT)	248	15,748
VeriSign, Inc.* (Internet)	248	13,404
Verizon Communications, Inc. (Telecommunications)	4,092	206,318
Vertex Pharmaceuticals, Inc.* (Biotechnology)	434	38,587
Viacom, Inc.—Class B (Media)	744	61,506
Visa, Inc.—Class A (Diversified Financial Services)	992	209,322
Vornado Realty Trust (REIT)	186	19,720
Vulcan Materials Co. (Building Materials)	124	7,828
W.W. Grainger, Inc. (Distribution/Wholesale)	124	29,158
Walgreen Co. (Retail)	806	55,429
Walt Disney Co. (Media)	2,046	175,711
Waste Management, Inc. (Environmental Control)	434	19,482
Waters Corp.* (Electronics)	124	12,827
Western Digital Corp. (Computers)	372	37,137
Western Union Co. (Commercial Services)	620	10,831
Whole Foods Market, Inc. (Food)	434	16,587
Wyndham Worldwide Corp. (Lodging)	248	18,736
Wynn Resorts, Ltd. (Lodging)	124	26,437
Xilinx, Inc. (Semiconductors)	310	12,750
Xylem, Inc. (Machinery-Diversified)	186	6,564
Yahoo!, Inc.* (Internet)	1,798	64,386
YUM! Brands, Inc. (Retail)	496	34,422
Zimmer Holdings, Inc. (Healthcare-Products)	186	18,613
Zions Bancorp (Banks)	186	5,361
Zoetis, Inc. (Pharmaceuticals)	620	20,404
TOTAL COMMON STOCKS (Cost $12,610,422)		17,171,716

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $93,000	$93,000	$93,000
TOTAL REPURCHASE AGREEMENTS (Cost $93,000)		93,000
TOTAL INVESTMENT SECURITIES (Cost $12,703,422)—100.4%		17,264,716
Net other assets (liabilities)—(0.4)%		(61,446)
NET ASSETS—100.0%		$17,203,270

*                               Non-income producing security

(a)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$50,601	0.3%
Aerospace/Defense	402,766	2.3%
Agriculture	276,396	1.6%
Airlines	97,206	0.6%
Apparel	212,440	1.2%
Auto Manufacturers	42,468	0.2%
Auto Parts & Equipment	116,205	0.7%
Banks	347,919	2.0%
Beverages	453,076	2.6%
Biotechnology	860,182	5.0%
Building Materials	24,558	0.1%
Chemicals	556,910	3.2%
Commercial Services	391,482	2.3%
Computers	1,503,805	8.8%
Cosmetics/Personal Care	309,556	1.8%
Distribution/Wholesale	67,502	0.4%
Diversified Financial Services	790,455	4.6%
Electric	37,743	0.2%
Electrical Components & Equipment	75,452	0.4%
Electronics	318,671	1.9%
Environmental Control	41,365	0.2%
Food	195,090	1.1%
Hand/Machine Tools	7,452	NM
Healthcare-Products	412,382	2.4%
Healthcare-Services	67,462	0.4%
Holding Companies-Diversified	6,128	NM
Home Builders	4,493	NM
Home Furnishings	13,460	0.1%
Household Products/Wares	55,851	0.3%
Housewares	8,055	NM
Insurance	195,581	1.1%
Internet	1,516,421	8.9%
Leisure Time	26,830	0.2%
Lodging	89,851	0.5%
Machinery-Diversified	96,409	0.6%
Media	938,830	5.6%
Metal Fabricate/Hardware	56,742	0.3%
Miscellaneous Manufacturing	411,926	2.4%
Office/Business Equipment	10,066	0.1%
Oil & Gas	507,706	3.0%
Oil & Gas Services	436,553	2.5%
Packaging & Containers	25,346	0.1%
Pharmaceuticals	1,274,913	7.5%
Pipelines	107,327	0.6%
Real Estate	11,472	0.1%
REIT	428,269	2.5%
Retail	883,325	5.2%
Savings & Loans	4,501	NM
Semiconductors	521,892	3.0%
Software	1,151,184	6.8%
Telecommunications	226,627	1.3%
Textiles	15,471	0.1%
Toys/Games/Hobbies	19,373	0.1%
Transportation	467,970	2.7%
Other**	31,554	0.1%
Total	$17,203,270	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

96 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (99.8%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,079	$54,844
Abercrombie & Fitch Co.—Class A (Retail)	2,178	85,683
ADTRAN, Inc. (Telecommunications)	891	19,816
Advance Auto Parts, Inc. (Retail)	891	107,909
Advanced Micro Devices, Inc.* (Semiconductors)	10,098	39,483
Aecom Technology Corp.* (Engineering & Construction)	2,871	97,470
AGCO Corp. (Machinery-Diversified)	2,574	125,380
Albemarle Corp. (Chemicals)	1,188	72,872
Alexandria Real Estate Equities, Inc. (REIT)	2,079	163,409
Alleghany Corp.* (Insurance)	495	204,855
Alliant Energy Corp. (Electric)	3,267	184,586
Alliant Techsystems, Inc. (Aerospace/Defense)	495	64,315
Allscripts Healthcare Solutions, Inc.* (Software)	2,178	34,674
American Campus Communities, Inc. (REIT)	3,069	119,445
American Eagle Outfitters, Inc. (Retail)	5,049	53,822
American Financial Group, Inc. (Insurance)	2,079	116,403
ANN, Inc.* (Retail)	1,386	50,936
AOL, Inc.* (Internet)	2,376	91,595
Apollo Group, Inc.*—Class A (Commercial Services)	2,871	80,187
AptarGroup, Inc. (Miscellaneous Manufacturing)	891	54,440
Aqua America, Inc. (Water)	2,673	63,564
ARRIS Group, Inc.* (Telecommunications)	1,188	40,594
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,970	172,111
Arthur J. Gallagher & Co. (Insurance)	1,980	89,100
Ascena Retail Group, Inc.* (Retail)	3,762	60,418
Ashland, Inc. (Chemicals)	2,079	217,566
Aspen Insurance Holdings, Ltd. (Insurance)	1,881	75,259
Astoria Financial Corp. (Savings & Loans)	2,475	31,878
Atmel Corp.* (Semiconductors)	7,029	57,638
Atmos Energy Corp. (Gas)	2,970	143,510
Atwood Oceanics, Inc.* (Oil & Gas)	1,683	81,036
Avnet, Inc. (Electronics)	4,059	171,817
Bank of Hawaii Corp. (Banks)	693	39,626
Big Lots, Inc.* (Retail)	1,584	69,300
Bill Barrett Corp.* (Oil & Gas)	792	19,016
BioMed Realty Trust, Inc. (REIT)	5,643	121,325
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	594	68,304
Black Hills Corp. (Electric)	1,287	67,838
Brown & Brown, Inc. (Insurance)	1,683	51,803
Cabela’s, Inc.* (Retail)	693	40,443
Cabot Corp. (Chemicals)	1,782	93,358
Cadence Design Systems, Inc.* (Computers)	2,772	46,653
Camden Property Trust (REIT)	2,475	179,091
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	891	71,298
Carpenter Technology Corp. (Iron/Steel)	594	32,159
Chico’s FAS, Inc. (Retail)	2,475	39,130
Church & Dwight, Inc. (Household Products/Wares)	1,782	114,369
Cinemark Holdings, Inc. (Entertainment)	1,683	55,203
Civeo Corp.* (Commercial Services)	1,782	45,263
Clarcor, Inc. (Miscellaneous Manufacturing)	693	41,102
Clean Harbors, Inc.* (Environmental Control)	1,584	91,286
Cleco Corp. (Electric)	1,782	99,329
Cliffs Natural Resources, Inc. (Iron/Steel)	4,455	77,740
Commerce Bancshares, Inc. (Banks)	1,287	57,992
Commercial Metals Co. (Iron/Steel)	3,465	59,737
Community Health Systems, Inc.* (Healthcare-Services)	3,366	160,559
Compass Minerals International, Inc. (Mining)	594	51,096
Compuware Corp. (Software)	3,762	34,234
Convergys Corp. (Commercial Services)	2,970	57,588
Con-way, Inc. (Transportation)	891	43,971
Corporate Office Properties Trust (REIT)	2,574	73,024
Corrections Corp. of America (REIT)	3,366	108,453
Crane Co. (Miscellaneous Manufacturing)	693	47,547
CST Brands, Inc. (Retail)	2,178	72,810
Cullen/Frost Bankers, Inc. (Banks)	891	69,471
Cypress Semiconductor Corp. (Semiconductors)	2,475	25,022
Cytec Industries, Inc. (Chemicals)	594	59,905
Dean Foods Co. (Food)	2,772	42,467
DeVry, Inc. (Commercial Services)	1,683	67,270
Dick’s Sporting Goods, Inc. (Retail)	2,871	122,104
Diebold, Inc. (Computers)	1,089	41,034
Domtar Corp. (Forest Products & Paper)	1,881	67,566
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,584	61,443
Dresser-Rand Group, Inc.* (Oil & Gas Services)	891	53,023
DST Systems, Inc. (Computers)	495	44,585
Duke Realty Corp. (REIT)	5,940	106,861
Eaton Vance Corp. (Diversified Financial Services)	1,386	48,690
Energen Corp. (Oil & Gas)	891	72,732
Energizer Holdings, Inc. (Electrical Components & Equipment)	990	113,612
Equinix, Inc.* (Internet)	594	127,425
Equity One, Inc. (REIT)	1,089	25,287
Esterline Technologies Corp.* (Aerospace/Defense)	891	96,718
Everest Re Group, Ltd. (Insurance)	1,386	216,090
Exelis, Inc. (Aerospace/Defense)	5,544	93,361
FactSet Research Systems, Inc. (Media)	396	47,571
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,663	55,751
Federal Realty Investment Trust (REIT)	990	120,879
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,386	39,113
First American Financial Corp. (Insurance)	3,168	85,980
First Horizon National Corp. (Banks)	6,930	81,635
First Niagara Financial Group, Inc. (Savings & Loans)	10,395	89,397
FirstMerit Corp. (Banks)	2,376	41,818
Flowers Foods, Inc. (Food)	1,584	30,239
Foot Locker, Inc. (Retail)	4,257	202,334
Fortinet, Inc.* (Telecommunications)	2,475	60,761
FTI Consulting, Inc.* (Commercial Services)	495	18,295
Fulton Financial Corp. (Banks)	5,544	62,869
GATX Corp. (Trucking & Leasing)	1,386	85,932
Granite Construction, Inc. (Engineering & Construction)	1,089	35,447
Great Plains Energy, Inc. (Electric)	4,554	112,894
Greif, Inc.—Class A (Packaging & Containers)	891	44,710
GUESS?, Inc. (Retail)	1,782	46,350
Hancock Holding Co. (Banks)	2,376	77,077
Hanover Insurance Group, Inc. (Insurance)	1,287	74,401
Harsco Corp. (Miscellaneous Manufacturing)	1,287	32,522
Hawaiian Electric Industries, Inc. (Electric)	2,970	70,151
HCC Insurance Holdings, Inc. (Insurance)	2,970	138,640
Health Net, Inc.* (Healthcare-Services)	2,376	97,867
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,871	73,010
Henry Schein, Inc.* (Healthcare-Products)	1,089	126,595
Herman Miller, Inc. (Office Furnishings)	594	17,369
Highwoods Properties, Inc. (REIT)	1,485	62,474
Hill-Rom Holdings, Inc. (Healthcare-Products)	792	31,205

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 97

Common Stocks, continued

	Shares	Value
Hillshire Brands Co. (Food)	3,564	$223,712
HMS Holdings Corp.* (Commercial Services)	891	16,403
HollyFrontier Corp. (Oil & Gas)	5,841	274,584
Hologic, Inc.* (Healthcare-Products)	3,366	87,751
Home Properties, Inc. (REIT)	1,683	110,725
Hospitality Properties Trust (REIT)	4,356	124,451
HSN, Inc. (Retail)	990	55,331
Hubbell, Inc.—Class B (Electrical Components & Equipment)	693	81,039
Huntington Ingalls Industries, Inc. (Shipbuilding)	693	63,008
IDACORP, Inc. (Electric)	1,485	79,522
IDEXX Laboratories, Inc.* (Healthcare-Products)	594	73,941
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,554	130,700
Ingredion, Inc. (Food)	2,178	160,366
Integrated Device Technology, Inc.* (Semiconductors)	1,485	21,325
InterDigital, Inc. (Telecommunications)	792	34,919
International Bancshares Corp. (Banks)	1,683	42,664
International Game Technology (Entertainment)	2,574	43,578
International Rectifier Corp.* (Semiconductors)	2,079	51,642
International Speedway Corp.—Class A (Entertainment)	792	24,013
Intersil Corp.—Class A (Semiconductors)	3,762	48,266
Itron, Inc.* (Electronics)	1,188	42,744
ITT Corp. (Miscellaneous Manufacturing)	1,683	77,368
J.C. Penney Co., Inc.* (Retail)	8,910	83,576
Janus Capital Group, Inc. (Diversified Financial Services)	4,356	49,615
JDS Uniphase Corp.* (Telecommunications)	2,475	29,378
JetBlue Airways Corp.* (Airlines)	6,732	72,167
John Wiley & Sons, Inc. (Media)	1,386	83,285
Jones Lang LaSalle, Inc. (Real Estate)	1,287	159,202
KB Home (Home Builders)	2,673	43,570
KBR, Inc. (Engineering & Construction)	4,356	89,995
Kemper Corp. (Insurance)	1,485	51,396
Kennametal, Inc. (Hand/Machine Tools)	1,386	58,600
Kilroy Realty Corp. (REIT)	1,287	79,588
Knowles Corp.* (Telecommunications)	1,485	43,184
Lamar Advertising Co.—Class A (Advertising)	693	34,754
Lancaster Colony Corp. (Food)	297	25,943
Landstar System, Inc. (Transportation)	792	52,375
LaSalle Hotel Properties (REIT)	1,584	55,107
Leidos Holdings, Inc. (Commercial Services)	1,881	69,484
Lennox International, Inc. (Building Materials)	396	33,787
Lexmark International, Inc.—Class A (Computers)	1,782	85,589
Liberty Property Trust (REIT)	2,178	76,600
Life Time Fitness, Inc.* (Leisure Time)	1,089	42,852
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,287	92,304
Live Nation, Inc.* (Commercial Services)	1,881	43,658
Louisiana-Pacific Corp.* (Building Materials)	2,178	29,490
M.D.C. Holdings, Inc. (Home Builders)	1,188	32,040
Mack-Cali Realty Corp. (REIT)	2,574	54,311
Mallinckrodt PLC* (Pharmaceuticals)	1,683	117,170
Manpower, Inc. (Commercial Services)	2,376	185,067
MDU Resources Group, Inc. (Electric)	5,643	177,811
Mednax, Inc.* (Healthcare-Services)	990	58,588
Mercury General Corp. (Insurance)	1,089	53,601
Meredith Corp. (Media)	396	18,184
Micros Systems, Inc.* (Computers)	792	53,563
Mid-America Apartment Communities, Inc. (REIT)	1,287	89,987
Minerals Technologies, Inc. (Chemicals)	396	22,996
MSA Safety, Inc. (Environmental Control)	396	20,505
MSC Industrial Direct Co.—Class A (Retail)	693	59,106
Murphy USA, Inc.* (Oil & Gas)	1,287	63,604
National Fuel Gas Co. (Gas)	1,386	95,509
National Instruments Corp. (Electronics)	990	31,522
National Retail Properties, Inc. (REIT)	3,564	126,771
NCR Corp.* (Computers)	2,178	67,409
New York Community Bancorp (Savings & Loans)	12,969	205,948
NewMarket Corp. (Chemicals)	99	38,313
NOW, Inc.* (Oil & Gas Services)	1,683	54,176
NVR, Inc.* (Home Builders)	99	111,520
Office Depot, Inc.* (Retail)	8,118	40,671
OGE Energy Corp. (Electric)	5,841	209,984
Olin Corp. (Chemicals)	2,277	60,500
Omnicare, Inc. (Pharmaceuticals)	1,782	111,375
ONE Gas, Inc. (Gas)	1,485	53,460
Oshkosh Truck Corp. (Auto Manufacturers)	2,475	114,395
Owens & Minor, Inc. (Distribution/Wholesale)	1,881	62,242
Plantronics, Inc. (Telecommunications)	495	23,250
PNM Resources, Inc. (Electric)	2,376	60,944
Polycom, Inc.* (Telecommunications)	4,059	52,036
PolyOne Corp. (Chemicals)	1,188	45,085
Post Holdings, Inc.* (Food)	1,287	57,812
Potlatch Corp. (REIT)	594	24,532
Primerica, Inc. (Insurance)	1,584	72,991
Prosperity Bancshares, Inc. (Banks)	792	46,039
Protective Life Corp. (Insurance)	2,277	157,978
Questar Corp. (Gas)	2,673	59,448
R.R. Donnelley & Sons Co. (Commercial Services)	2,178	37,810
Raymond James Financial Corp. (Diversified Financial Services)	3,663	186,630
Rayonier Advanced Materials, Inc.* (Chemicals)	594	19,281
Rayonier, Inc. (REIT)	2,178	74,183
Realty Income Corp. (REIT)	6,534	281,289
Regal-Beloit Corp. (Hand/Machine Tools)	1,287	90,463
Regency Centers Corp. (REIT)	1,485	80,725
Reinsurance Group of America, Inc. (Insurance)	1,980	158,915
Reliance Steel & Aluminum Co. (Iron/Steel)	2,277	155,405
RenaissanceRe Holdings (Insurance)	891	87,149
Rent-A-Center, Inc. (Commercial Services)	1,584	37,921
ResMed, Inc. (Healthcare-Products)	1,485	76,834
RF Micro Devices, Inc.* (Telecommunications)	8,415	93,912
Riverbed Technology, Inc.* (Computers)	1,980	35,442
Rock-Tenn Co.—Class A (Packaging & Containers)	1,188	118,123
Rollins, Inc. (Commercial Services)	693	19,619
Rovi Corp.* (Semiconductors)	2,772	64,782
Royal Gold, Inc. (Mining)	1,881	142,147
RPM, Inc. (Chemicals)	1,782	78,729
Science Applications International Corp. (Computers)	1,188	49,623
Semtech Corp.* (Semiconductors)	990	22,107
Senior Housing Properties Trust (REIT)	3,267	74,684
Sensient Technologies Corp. (Chemicals)	1,485	77,963
Service Corp. International (Commercial Services)	2,673	56,133
Signet Jewelers, Ltd. (Retail)	1,089	110,849
Silgan Holdings, Inc. (Packaging & Containers)	1,287	63,346
Silicon Laboratories, Inc.* (Semiconductors)	1,188	48,387

See accompanying notes to the financial statements.

98 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Sirona Dental Systems, Inc.* (Healthcare-Products)	693	$55,579
Skyworks Solutions, Inc. (Semiconductors)	1,980	100,505
SL Green Realty Corp. (REIT)	2,772	298,821
Solera Holdings, Inc. (Software)	693	44,352
Sonoco Products Co. (Packaging & Containers)	2,970	116,246
SPX Corp. (Miscellaneous Manufacturing)	1,287	127,580
StanCorp Financial Group, Inc. (Insurance)	1,287	77,658
Steel Dynamics, Inc. (Iron/Steel)	6,534	138,586
STERIS Corp. (Healthcare-Products)	693	35,260
SunEdison, Inc.* (Semiconductors)	2,277	45,540
Superior Energy Services, Inc. (Oil & Gas Services)	4,554	153,014
Synopsys, Inc.* (Computers)	2,574	97,220
Taubman Centers, Inc. (REIT)	891	65,542
TCF Financial Corp. (Banks)	4,851	76,694
Tech Data Corp.* (Electronics)	1,089	68,378
Techne Corp. (Healthcare-Products)	396	36,955
Teleflex, Inc. (Healthcare-Products)	594	63,998
Telephone & Data Systems, Inc. (Telecommunications)	2,871	71,774
Teradyne, Inc. (Semiconductors)	5,742	104,620
The Cheesecake Factory, Inc. (Retail)	495	21,226
The Cooper Cos., Inc. (Healthcare-Products)	495	79,636
The New York Times Co.—Class A (Media)	3,663	45,751
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	693	36,868
The Timken Co. (Metal Fabricate/Hardware)	2,277	100,872
The Valspar Corp. (Chemicals)	990	74,300
Thor Industries, Inc. (Home Builders)	693	36,708
Thoratec Corp.* (Healthcare-Products)	792	25,740
Tibco Software, Inc.* (Internet)	1,980	38,214
Tidewater, Inc. (Transportation)	1,485	70,196
Time, Inc*. (Media)	2,277	54,876
TimkenSteel Corp.* (Metal Fabricate/Hardware)	1,089	47,382
Tootsie Roll Industries, Inc. (Food)	297	7,820
Triumph Group, Inc. (Aerospace/Defense)	1,485	94,075
Trustmark Corp. (Banks)	1,980	45,599
tw telecom, Inc.* (Telecommunications)	1,881	76,632
UDR, Inc. (REIT)	4,257	123,794
UGI Corp. (Gas)	3,366	163,386
Unit Corp.* (Oil & Gas)	1,287	81,532
United Natural Foods, Inc.* (Food)	1,485	87,051
United States Steel Corp. (Iron/Steel)	4,257	142,567
Universal Corp. (Agriculture)	693	35,987
URS Corp. (Engineering & Construction)	1,980	113,394
Valley National Bancorp (Banks)	5,841	55,957
Valmont Industries, Inc. (Metal Fabricate/Hardware)	396	57,669
VCA Antech, Inc.* (Pharmaceuticals)	1,287	47,992
Vectren Corp. (Gas)	2,376	90,502
VeriFone Systems, Inc.* (Computers)	3,267	109,477
Vishay Intertechnology, Inc. (Electronics)	3,960	58,331
W.R. Berkley Corp. (Insurance)	3,069	136,908
Washington Prime Group, Inc.* (REIT)	2,475	46,753
Waste Connections, Inc. (Environmental Control)	1,287	60,927
Watsco, Inc. (Distribution/Wholesale)	495	44,337
Webster Financial Corp. (Banks)	1,089	31,222
Weingarten Realty Investors (REIT)	1,782	58,646
WellCare Health Plans, Inc.* (Healthcare-Services)	1,287	80,283
Werner Enterprises, Inc. (Transportation)	1,287	31,634
Westamerica Bancorp (Banks)	396	18,937
Westar Energy, Inc. (Electric)	3,762	135,582
WGL Holdings, Inc. (Gas)	1,485	57,885
Whitewave Foods Co.* (Food)	2,376	70,781
Williams-Sonoma, Inc. (Retail)	990	66,399
Woodward, Inc. (Electronics)	990	49,460
World Fuel Services Corp. (Retail)	2,079	89,293
WPX Energy, Inc.* (Oil & Gas)	5,940	122,186
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	594	47,562
TOTAL COMMON STOCKS (Cost $18,998,594)		22,512,310
TOTAL INVESTMENT SECURITIES (Cost $18,998,594)—99.8%		22,512,310
Net other assets (liabilities)—0.2%		46,100
NET ASSETS—100.0%		$22,558,410

*                               Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$34,754	0.2%
Aerospace/Defense	348,469	1.5%
Agriculture	35,987	0.2%
Airlines	72,167	0.3%
Auto Manufacturers	114,395	0.5%
Banks	747,600	3.3%
Biotechnology	68,304	0.3%
Building Materials	63,277	0.3%
Chemicals	860,868	3.8%
Commercial Services	789,542	3.5%
Computers	630,594	2.8%
Distribution/Wholesale	409,391	1.8%
Diversified Financial Services	324,048	1.4%
Electric	1,198,641	5.3%
Electrical Components & Equipment	194,652	0.9%
Electronics	422,253	1.9%
Engineering & Construction	336,307	1.5%
Entertainment	122,794	0.5%
Environmental Control	172,717	0.8%
Food	706,191	3.1%
Forest Products & Paper	67,566	0.3%
Gas	663,700	2.9%
Hand/Machine Tools	149,063	0.7%
Healthcare-Products	693,494	3.1%
Healthcare-Services	489,601	2.2%
Home Builders	223,838	1.0%
Household Products/Wares	151,236	0.7%
Insurance	1,849,126	8.1%

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 99

	Value	% of Net Assets
Internet	$257,234	1.1%
Iron/Steel	606,194	2.7%
Leisure Time	42,852	0.2%
Machinery-Diversified	172,941	0.8%
Media	249,667	1.1%
Metal Fabricate/Hardware	205,923	0.9%
Mining	193,243	0.9%
Miscellaneous Manufacturing	513,300	2.3%
Office Furnishings	17,369	0.1%
Oil & Gas	714,691	3.2%
Oil & Gas Services	333,223	1.5%
Packaging & Containers	342,425	1.5%
Pharmaceuticals	276,538	1.2%
Real Estate	159,202	0.7%
REIT	2,926,755	12.9%
Retail	1,477,691	6.5%
Savings & Loans	327,223	1.5%
Semiconductors	685,067	3.0%
Shipbuilding	63,008	0.3%
Software	113,260	0.5%
Telecommunications	546,257	2.4%
Transportation	198,176	0.9%
Trucking & Leasing	85,932	0.4%
Water	63,564	0.3%
Other**	46,100	0.2%
Total	$22,558,410	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

100 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (99.6%)

	Shares	Value
3D Systems Corp.* (Computers)	1,260	$63,164
ACI Worldwide, Inc.* (Software)	1,323	24,793
Acuity Brands, Inc. (Electrical Components & Equipment)	567	60,823
Acxiom Corp.* (Software)	945	17,312
ADTRAN, Inc. (Telecommunications)	315	7,006
Advance Auto Parts, Inc. (Retail)	504	61,038
Advanced Micro Devices, Inc.* (Semiconductors)	3,780	14,780
Advent Software, Inc. (Software)	504	16,360
Alaska Air Group, Inc. (Airlines)	1,764	77,563
Albemarle Corp. (Chemicals)	504	30,915
Alexander & Baldwin, Inc. (Real Estate)	504	19,238
Align Technology, Inc.* (Healthcare-Products)	882	47,813
Alliant Techsystems, Inc. (Aerospace/Defense)	189	24,557
Allscripts Healthcare Solutions, Inc.* (Software)	1,071	17,050
AMC Networks, Inc.*—Class A (Media)	756	45,262
ANSYS, Inc.* (Software)	1,134	87,251
AptarGroup, Inc. (Miscellaneous Manufacturing)	441	26,945
Aqua America, Inc. (Water)	1,071	25,468
ARRIS Group, Inc.* (Telecommunications)	1,008	34,444
Arthur J. Gallagher & Co. (Insurance)	1,134	51,030
Associated Banc-Corp. (Banks)	1,953	34,998
Atmel Corp.* (Semiconductors)	2,268	18,598
Bally Technologies, Inc.* (Entertainment)	504	30,326
BancorpSouth, Inc. (Banks)	1,071	22,352
Bank of Hawaii Corp. (Banks)	252	14,409
BE Aerospace, Inc.* (Aerospace/Defense)	1,197	101,912
Belden, Inc. (Electrical Components & Equipment)	567	38,499
Bill Barrett Corp.* (Oil & Gas)	315	7,563
Brinker International, Inc. (Retail)	819	36,724
Broadridge Financial Solutions, Inc. (Software)	1,512	61,040
Brown & Brown, Inc. (Insurance)	756	23,270
Brunswick Corp. (Leisure Time)	1,134	45,734
Cabela’s, Inc.* (Retail)	252	14,707
Cadence Design Systems, Inc.* (Computers)	2,394	40,291
CARBO Ceramics, Inc. (Oil & Gas Services)	252	31,384
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	441	35,289
Carpenter Technology Corp. (Iron/Steel)	378	20,465
Carter’s, Inc. (Apparel)	693	53,056
Cathay Bancorp, Inc. (Banks)	945	24,183
CBOE Holdings, Inc. (Diversified Financial Services)	1,071	51,911
Charles River Laboratories International, Inc.* (Biotechnology)	630	34,152
Chico’s FAS, Inc. (Retail)	819	12,948
Church & Dwight, Inc. (Household Products/Wares)	945	60,650
Ciena Corp.* (Telecommunications)	1,323	25,838
Cinemark Holdings, Inc. (Entertainment)	567	18,598
City National Corp. (Banks)	567	42,667
Civeo Corp.* (Commercial Services)	567	14,402
Clarcor, Inc. (Miscellaneous Manufacturing)	315	18,683
Commerce Bancshares, Inc. (Banks)	441	19,871
CommVault Systems, Inc.* (Software)	567	27,227
Compass Minerals International, Inc. (Mining)	189	16,258
Compuware Corp. (Software)	1,134	10,319
Concur Technologies, Inc.* (Software)	567	52,708
Conversant, Inc.* (Internet)	756	17,668
Con-way, Inc. (Transportation)	315	15,545
Copart, Inc.* (Retail)	1,386	46,265
CoreLogic, Inc.* (Commercial Services)	1,134	30,845
Covance, Inc.* (Healthcare-Services)	693	58,157
Crane Co. (Miscellaneous Manufacturing)	315	21,612
Cree, Inc.* (Semiconductors)	1,512	71,412
Cubist Pharmaceuticals, Inc.* (Biotechnology)	945	57,551
Cullen/Frost Bankers, Inc. (Banks)	252	19,648
Cypress Semiconductor Corp. (Semiconductors)	756	7,643
Cytec Industries, Inc. (Chemicals)	189	19,061
Deckers Outdoor Corp.* (Apparel)	441	39,033
Deluxe Corp. (Commercial Services)	630	34,656
Diebold, Inc. (Computers)	315	11,869
Domino’s Pizza, Inc. (Retail)	693	49,896
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,008	39,100
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	882	17,640
Dresser-Rand Group, Inc.* (Oil & Gas Services)	567	33,742
Dril-Quip, Inc.* (Oil & Gas Services)	504	50,788
DST Systems, Inc. (Computers)	252	22,698
Duke Realty Corp. (REIT)	1,575	28,334
Eagle Materials, Inc. (Building Materials)	630	57,217
East West Bancorp, Inc. (Banks)	1,764	60,082
Eaton Vance Corp. (Diversified Financial Services)	945	33,198
Endo International PLC* (Pharmaceuticals)	1,764	118,329
Energen Corp. (Oil & Gas)	504	41,142
Energizer Holdings, Inc. (Electrical Components & Equipment)	315	36,149
Equinix, Inc.* (Internet)	378	81,089
Equity One, Inc. (REIT)	315	7,314
Extra Space Storage, Inc. (REIT)	1,386	71,698
FactSet Research Systems, Inc. (Media)	315	37,841
Fair Isaac Corp. (Software)	441	25,203
Federal Realty Investment Trust (REIT)	441	53,846
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	16,001
FEI Co. (Electronics)	504	38,606
FirstMerit Corp. (Banks)	1,008	17,741
Flowers Foods, Inc. (Food)	1,512	28,864
Fortinet, Inc.* (Telecommunications)	693	17,013
Fortune Brands Home & Security, Inc. (Building Materials)	2,079	78,565
FTI Consulting, Inc.* (Commercial Services)	315	11,642
Gartner Group, Inc.* (Commercial Services)	1,134	77,588
Genesee & Wyoming, Inc.—Class A* (Transportation)	630	62,830
Gentex Corp. (Electronics)	1,827	52,800
Global Payments, Inc. (Commercial Services)	882	61,096
Graco, Inc. (Machinery-Diversified)	756	56,057
Gulfport Energy Corp.* (Oil & Gas)	1,071	57,202
Hanesbrands, Inc. (Apparel)	1,260	123,115
Harsco Corp. (Miscellaneous Manufacturing)	441	11,144
Henry Schein, Inc.* (Healthcare-Products)	567	65,915
Herman Miller, Inc. (Office Furnishings)	441	12,895
Highwoods Properties, Inc. (REIT)	504	21,203
Hill-Rom Holdings, Inc. (Healthcare-Products)	378	14,893
HMS Holdings Corp.* (Commercial Services)	693	12,758
HNI Corp. (Office Furnishings)	567	20,038
Hologic, Inc.* (Healthcare-Products)	2,016	52,557
Hubbell, Inc.—Class B (Electrical Components & Equipment)	378	44,203
Huntington Ingalls Industries, Inc. (Shipbuilding)	315	28,640
IDEX Corp. (Machinery-Diversified)	1,008	76,427
IDEXX Laboratories, Inc.* (Healthcare-Products)	378	47,053
Informatica Corp.* (Software)	1,386	43,964
Integrated Device Technology, Inc.* (Semiconductors)	1,071	15,380

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 101

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Telecommunications)	189	$8,333
International Game Technology (Entertainment)	2,016	34,130
ITT Corp. (Miscellaneous Manufacturing)	441	20,273
J.B. Hunt Transport Services, Inc. (Transportation)	1,134	87,613
Jack Henry & Associates, Inc. (Computers)	1,071	62,492
Jarden Corp.* (Household Products/Wares)	1,512	84,521
JDS Uniphase Corp.* (Telecommunications)	1,890	22,434
Kate Spade & Co.* (Retail)	1,575	59,583
Kennametal, Inc. (Hand/Machine Tools)	378	15,982
Kilroy Realty Corp. (REIT)	441	27,271
Kirby Corp.* (Transportation)	693	80,707
Knowles Corp.* (Telecommunications)	441	12,824
Lamar Advertising Co.—Class A (Advertising)	504	25,276
Lancaster Colony Corp. (Food)	126	11,006
Landstar System, Inc. (Transportation)	252	16,665
LaSalle Hotel Properties (REIT)	630	21,918
Lennox International, Inc. (Building Materials)	378	32,251
Liberty Property Trust (REIT)	882	31,020
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,008	66,971
Live Nation, Inc.* (Commercial Services)	1,008	23,396
LKQ Corp.* (Distribution/Wholesale)	3,717	97,218
Louisiana-Pacific Corp*. (Building Materials)	819	11,089
Mednax, Inc.* (Healthcare-Services)	819	48,468
Mentor Graphics Corp. (Computers)	1,197	23,641
Meredith Corp. (Media)	315	14,465
Mettler Toledo International, Inc.* (Electronics)	378	97,199
Micros Systems, Inc.* (Computers)	567	38,346
Mid-America Apartment Communities, Inc. (REIT)	378	26,430
Minerals Technologies, Inc. (Chemicals)	252	14,634
MSA Safety, Inc. (Environmental Control)	189	9,786
MSC Industrial Direct Co.—Class A (Retail)	315	26,866
MSCI, Inc.*—Class A (Software)	1,449	65,567
National Fuel Gas Co. (Gas)	441	30,389
National Instruments Corp. (Electronics)	756	24,071
NCR Corp.* (Computers)	1,197	37,047
NeuStar, Inc.*—Class A (Telecommunications)	756	21,062
NewMarket Corp. (Chemicals)	63	24,381
Nordson Corp. (Machinery-Diversified)	756	56,829
NOW, Inc.* (Oil & Gas Services)	630	20,280
NVR, Inc.* (Home Builders)	63	70,967
Oceaneering International, Inc. (Oil & Gas Services)	1,323	89,845
Office Depot, Inc.* (Retail)	2,583	12,941
Oil States International, Inc.* (Oil & Gas Services)	630	38,613
Old Dominion Freight Line, Inc.* (Transportation)	882	55,989
Old Republic International Corp. (Insurance)	3,024	43,515
OMEGA Healthcare Investors, Inc. (REIT)	1,575	57,551
Omnicare, Inc. (Pharmaceuticals)	504	31,500
Packaging Corp. of America (Packaging & Containers)	1,197	79,193
PacWest Bancorp (Banks)	1,197	49,879
Panera Bread Co.*—Class A (Retail)	315	46,400
Patterson-UTI Energy, Inc. (Oil & Gas)	1,764	60,594
Plantronics, Inc. (Telecommunications)	315	14,796
Polaris Industries, Inc. (Leisure Time)	819	120,835
PolyOne Corp. (Chemicals)	693	26,299
Potlatch Corp. (REIT)	252	10,408
Prosperity Bancshares, Inc. (Banks)	441	25,635
PTC, Inc.* (Software)	1,449	52,106
Questar Corp. (Gas)	1,008	22,418
R.R. Donnelley & Sons Co. (Commercial Services)	1,512	26,248
Rackspace Hosting, Inc.* (Internet)	1,449	43,890
Rayonier Advanced Materials, Inc.* (Chemicals)	252	8,180
Rayonier, Inc. (REIT)	630	21,458
Regency Centers Corp. (REIT)	504	27,397
RenaissanceRe Holdings (Insurance)	126	12,324
ResMed, Inc. (Healthcare-Products)	1,134	58,673
Riverbed Technology, Inc.* (Computers)	1,134	20,299
Rock-Tenn Co.—Class A (Packaging & Containers)	378	37,585
Rollins, Inc. (Commercial Services)	504	14,268
Rosetta Resources, Inc.* (Oil & Gas)	756	38,609
RPM, Inc. (Chemicals)	882	38,967
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	756	99,724
SEI Investments Co. (Commercial Services)	1,764	63,186
Semtech Corp.* (Semiconductors)	441	9,848
Senior Housing Properties Trust (REIT)	1,134	25,923
Service Corp. International (Commercial Services)	1,512	31,752
Signature Bank* (Banks)	630	72,065
Signet Jewelers, Ltd. (Retail)	567	57,715
Sirona Dental Systems, Inc.* (Healthcare-Products)	378	30,316
Skyworks Solutions, Inc. (Semiconductors)	1,512	76,748
SLM Corp. (Diversified Financial Services)	5,229	46,329
SM Energy Co. (Oil & Gas)	819	64,324
Smith Corp. (Miscellaneous Manufacturing)	945	44,132
SolarWinds, Inc.* (Software)	819	33,694
Solera Holdings, Inc. (Software)	567	36,288
Sotheby’s—Class A (Commercial Services)	882	34,971
STERIS Corp. (Healthcare-Products)	441	22,438
SunEdison, Inc.* (Semiconductors)	2,079	41,580
SUPERVALU, Inc.* (Food)	2,457	22,531
SVB Financial Group* (Banks)	630	68,683
Synopsys, Inc.* (Computers)	819	30,934
Synovus Financial Corp. (Banks)	1,701	40,059
Taubman Centers, Inc. (REIT)	378	27,806
Techne Corp. (Healthcare-Products)	252	23,517
Teleflex, Inc. (Healthcare-Products)	252	27,150
Tempur-Pedic International, Inc.* (Home Furnishings)	756	41,361
Terex Corp. (Machinery-Construction & Mining)	1,386	47,831
The Cheesecake Factory, Inc. (Retail)	378	16,209
The Cooper Cos., Inc. (Healthcare-Products)	378	60,813
The Corporate Executive Board Co. (Commercial Services)	441	27,373
The Hain Celestial Group, Inc.* (Food)	630	53,865
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	252	13,406
The Valspar Corp. (Chemicals)	504	37,825
The Wendy’s Co. (Retail)	3,276	26,699
Thor Industries, Inc. (Home Builders)	252	13,348
Thoratec Corp.* (Healthcare-Products)	378	12,285
Tibco Software, Inc.* (Internet)	1,071	20,670
Time, Inc.* (Media)	441	10,628
Toll Brothers, Inc.* (Home Builders)	1,953	63,844
Tootsie Roll Industries, Inc. (Food)	126	3,318
Towers Watson & Co.—Class A (Commercial Services)	819	83,553
Trimble Navigation, Ltd.* (Electronics)	3,213	99,282
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,890	82,479
Tupperware Corp. (Household Products/Wares)	630	45,851
tw telecom, Inc.* (Telecommunications)	945	38,499
UDR, Inc. (REIT)	1,323	38,473
Umpqua Holdings Corp. (Banks)	2,142	36,243
United Rentals, Inc.* (Commercial Services)	1,197	126,763

See accompanying notes to the financial statements.

102 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
United Therapeutics Corp.* (Biotechnology)	567	$51,563
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,134	120,884
Valmont Industries, Inc. (Metal Fabricate/Hardware)	189	27,524
VCA Antech, Inc.* (Pharmaceuticals)	567	21,143
Wabtec Corp. (Machinery-Diversified)	1,197	96,573
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,071	56,538
Washington Federal, Inc. (Savings & Loans)	1,260	26,410
Washington Prime Group, Inc.* (REIT)	882	16,661
Waste Connections, Inc. (Environmental Control)	1,008	47,719
Watsco, Inc. (Distribution/Wholesale)	126	11,286
Webster Financial Corp. (Banks)	630	18,062
Weingarten Realty Investors (REIT)	630	20,733
Westamerica Bancorp (Banks)	126	6,025
WEX, Inc.* (Commercial Services)	504	54,392
Whitewave Foods Co.* (Food)	1,134	33,782
Williams-Sonoma, Inc. (Retail)	693	46,480
Woodward, Inc. (Electronics)	315	15,737
Worthington Industries, Inc. (Metal Fabricate/Hardware)	630	24,098
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	378	30,266
TOTAL COMMON STOCKS (Cost $7,255,795)		9,744,328

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $18,000	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $7,273,795)—99.8%		9,762,328
Net other assets (liabilities)—0.2%		18,435
NET ASSETS—100.0%		$9,780,763

*                               Non-income producing security

(a)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$25,276	0.3%
Aerospace/Defense	126,469	1.3%
Airlines	77,563	0.8%
Apparel	215,204	2.2%
Banks	572,601	5.8%
Biotechnology	143,266	1.5%
Building Materials	179,122	1.8%
Chemicals	200,262	2.0%
Commercial Services	728,890	7.4%
Computers	350,781	3.6%
Distribution/Wholesale	108,504	1.1%
Diversified Financial Services	203,977	2.1%
Electrical Components & Equipment	179,674	1.8%
Electronics	327,696	3.4%
Entertainment	100,694	1.0%
Environmental Control	57,505	0.6%
Food	153,365	1.6%
Gas	52,807	0.5%
Hand/Machine Tools	82,953	0.8%
Healthcare-Products	463,422	4.7%
Healthcare-Services	227,509	2.3%
Home Builders	148,159	1.5%
Home Furnishings	41,361	0.4%
Household Products/Wares	204,429	2.1%
Insurance	130,139	1.3%
Internet	163,317	1.7%
Iron/Steel	20,465	0.2%
Leisure Time	166,569	1.7%
Machinery-Construction & Mining	47,831	0.5%
Machinery-Diversified	316,153	3.2%
Media	108,196	1.1%
Metal Fabricate/Hardware	51,622	0.5%
Mining	16,258	0.2%
Miscellaneous Manufacturing	299,657	3.1%
Office Furnishings	32,933	0.3%
Oil & Gas	269,433	2.8%
Oil & Gas Services	264,652	2.7%
Packaging & Containers	116,778	1.2%
Pharmaceuticals	270,697	2.8%
Real Estate	19,238	0.2%
REIT	535,444	5.5%
Retail	514,471	5.3%
Savings & Loans	26,410	0.3%
Semiconductors	255,989	2.6%
Shipbuilding	28,640	0.3%
Software	570,881	5.8%
Telecommunications	202,249	2.1%
Transportation	319,349	3.3%
Water	25,468	0.3%
Other**	36,435	0.4%
Total	$9,780,763	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 103

Common Stocks (99.3%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	363	$3,006
AAR Corp. (Aerospace/Defense)	858	23,080
Abaxis, Inc. (Healthcare-Products)	231	10,952
ABM Industries, Inc. (Commercial Services)	1,122	27,612
Acadia Realty Trust (REIT)	825	23,290
Aceto Corp. (Chemicals)	132	2,212
Actuant Corp.—Class A (Miscellaneous Manufacturing)	990	31,957
Aegion Corp.* (Engineering & Construction)	825	18,901
Aeropostale, Inc.* (Retail)	1,683	5,588
Aerovironment, Inc.* (Aerospace/Defense)	264	8,313
Affymetrix, Inc.* (Healthcare-Products)	825	7,095
Agilysys, Inc.* (Computers)	132	1,736
Agree Realty Corp. (REIT)	330	9,662
AK Steel Holding Corp.* (Iron/Steel)	1,914	17,417
Albany International Corp.—Class A (Machinery-Diversified)	363	13,010
Albany Molecular Research, Inc.* (Commercial Services)	99	1,885
ALLETE, Inc. (Electric)	825	38,709
Alliance One International, Inc.* (Agriculture)	1,782	4,045
Almost Family, Inc.* (Healthcare-Services)	165	3,868
Amedisys, Inc.* (Healthcare-Services)	693	13,985
American Assets Trust, Inc. (REIT)	363	12,447
American Science & Engineering, Inc. (Electronics)	99	6,217
American States Water Co. (Water)	495	15,122
American Woodmark Corp.* (Home Furnishings)	132	3,881
Amerisafe, Inc. (Insurance)	132	4,831
AMN Healthcare Services, Inc.* (Commercial Services)	990	12,969
AmSurg Corp.* (Healthcare-Services)	264	12,609
Analogic Corp. (Healthcare-Products)	132	9,492
Anixter International, Inc. (Telecommunications)	594	51,066
Annie’s, Inc.* (Food)	198	5,778
Applied Industrial Technologies, Inc. (Machinery-Diversified)	891	43,178
Approach Resources, Inc.* (Oil & Gas)	759	15,969
ArcBest Corp. (Transportation)	264	8,377
Arch Coal, Inc. (Coal)	4,587	13,623
Associated Estates Realty Corp. (REIT)	825	14,578
Astec Industries, Inc. (Machinery- Construction & Mining)	396	15,393
Atlantic Tele-Network, Inc. (Telecommunications)	231	13,516
Atlas Air Worldwide Holdings, Inc.* (Transportation)	528	18,068
Avista Corp. (Electric)	1,287	39,936
B&G Foods, Inc.—Class A (Food)	594	16,674
Badger Meter, Inc. (Electronics)	165	8,234
Bank Mutual Corp. (Savings & Loans)	363	2,189
Banner Corp. (Banks)	429	17,263
Barnes & Noble, Inc.* (Retail)	792	16,489
Barnes Group, Inc. (Miscellaneous Manufacturing)	429	14,693
Basic Energy Services, Inc.* (Oil & Gas Services)	363	8,708
Bel Fuse, Inc.—Class B (Electronics)	231	5,461
Benchmark Electronics, Inc.* (Electronics)	1,155	27,893
Big 5 Sporting Goods Corp. (Retail)	396	3,924
Biglari Holdings, Inc.* (Retail)	33	14,025
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	297	9,323
BJ’s Restaurants, Inc.* (Retail)	528	18,095
Black Box Corp. (Telecommunications)	330	6,831
Blue Nile, Inc.* (Internet)	99	2,549
Bob Evans Farms, Inc. (Retail)	297	14,110
Boise Cascade Co.* (Building Materials)	693	19,508
Bottomline Technologies, Inc.* (Software)	429	12,145
Boyd Gaming Corp.* (Lodging)	825	9,075
Brady Corp.—Class A (Electronics)	660	17,259
Briggs & Stratton Corp. (Machinery-Diversified)	1,023	18,752
Bristow Group, Inc. (Transportation)	429	30,618
Brookline Bancorp, Inc. (Savings & Loans)	1,518	13,708
Brooks Automation, Inc. (Semiconductors)	1,452	14,781
Brown Shoe Co., Inc. (Retail)	891	25,117
Cabot Microelectronics Corp.* (Semiconductors)	297	11,936
CACI International, Inc.—Class A* (Computers)	495	34,150
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	396	4,697
Calavo Growers, Inc. (Food)	165	5,691
Calgon Carbon Corp.* (Environmental Control)	528	11,194
Callaway Golf Co. (Leisure Time)	1,683	12,791
Cal-Maine Foods, Inc. (Food)	330	23,496
Capstead Mortgage Corp. (REIT)	2,079	26,694
Cardinal Financial Corp. (Banks)	396	6,993
Career Education Corp.* (Commercial Services)	1,254	6,408
Casey’s General Stores, Inc. (Retail)	396	26,203
Cash America International, Inc. (Retail)	594	26,367
CDI Corp. (Commercial Services)	297	4,119
Cedar Realty Trust, Inc. (REIT)	1,485	9,356
Celadon Group, Inc. (Transportation)	363	7,710
Centene Corp.* (Healthcare-Services)	1,254	90,400
Central Garden & Pet Co.—Class A* (Household Products/Wares)	924	8,621
Century Aluminum Co.* (Mining)	1,122	21,094
CEVA, Inc.* (Semiconductors)	297	4,226
Checkpoint Systems, Inc.* (Electronics)	891	10,906
Chemed Corp. (Commercial Services)	363	36,971
Chesapeake Lodging Trust (REIT)	759	22,527
Christopher & Banks Corp.* (Retail)	792	6,772
CIBER, Inc.* (Computers)	1,485	5,183
Cincinnati Bell, Inc.* (Telecommunications)	4,521	17,225
Cirrus Logic, Inc.* (Semiconductors)	792	17,765
City Holding Co. (Banks)	165	6,872
Clearwater Paper Corp.* (Forest Products & Paper)	429	29,001
Cloud Peak Energy, Inc.* (Coal)	1,320	20,434
Coherent, Inc.* (Electronics)	231	13,608
Cohu, Inc. (Semiconductors)	495	5,519
Columbia Banking System, Inc. (Banks)	363	9,253
Comfort Systems USA, Inc. (Building Materials)	363	5,409
Community Bank System, Inc. (Banks)	495	17,439
Computer Programs & Systems, Inc. (Software)	99	6,516
Comstock Resources, Inc. (Oil & Gas)	957	22,643
Comtech Telecommunications Corp. (Telecommunications)	330	11,154
CONMED Corp. (Healthcare-Products)	594	23,166
Contango Oil & Gas Co.* (Oil & Gas)	330	13,276
Cousins Properties, Inc. (REIT)	4,323	53,518
Cracker Barrel Old Country Store, Inc. (Retail)	231	22,398
Crocs, Inc.* (Apparel)	1,881	29,851
Cross Country Healthcare, Inc.* (Commercial Services)	594	4,271
CSG Systems International, Inc. (Software)	264	6,875
CTS Corp. (Electronics)	297	5,165
Cubic Corp. (Aerospace/Defense)	462	20,263
Curtiss-Wright Corp. (Aerospace/Defense)	1,023	64,972
CVB Financial Corp. (Banks)	1,023	15,642

See accompanying notes to the financial statements.

104 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Cynosure, Inc.—Class A* (Healthcare-Products)	132	$3,002
Darling International, Inc.* (Environmental Control)	1,254	23,475
Deltic Timber Corp. (Forest Products & Paper)	132	8,065
DepoMed, Inc.* (Pharmaceuticals)	396	3,940
Diamond Foods, Inc.* (Food)	231	6,205
DiamondRock Hospitality Co. (REIT)	2,112	25,893
Dice Holdings, Inc.* (Internet)	297	2,721
Digi International, Inc.* (Software)	561	4,634
Digital River, Inc.* (Software)	363	5,187
Dime Community Bancshares, Inc. (Savings & Loans)	627	9,480
DineEquity, Inc. (Retail)	198	16,048
Diodes, Inc.* (Semiconductors)	792	20,196
DSP Group, Inc.* (Semiconductors)	264	2,342
DTS, Inc.* (Home Furnishings)	165	2,985
EastGroup Properties, Inc. (REIT)	363	22,637
Ebix, Inc. (Software)	693	8,704
Education Realty Trust, Inc. (REIT)	2,112	22,303
El Paso Electric Co. (Electric)	858	31,617
Electro Scientific Industries, Inc. (Electronics)	363	2,171
EMCOR Group, Inc. (Engineering & Construction)	1,452	59,430
Emergent Biosolutions, Inc.* (Biotechnology)	396	8,712
Encore Wire Corp. (Electrical Components & Equipment)	132	5,536
Engility Holdings, Inc.* (Computers)	363	12,546
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	297	20,321
Entropic Communications, Inc.* (Semiconductors)	1,254	3,499
EPIQ Systems, Inc. (Software)	198	2,855
EPR Properties (REIT)	1,155	62,254
ESCO Technologies, Inc. (Electronics)	561	18,822
Ethan Allen Interiors, Inc. (Home Furnishings)	561	12,858
Exar Corp.* (Semiconductors)	495	4,767
ExlService Holdings, Inc.* (Commercial Services)	363	10,182
Exponent, Inc. (Engineering & Construction)	99	7,037
Exterran Holdings, Inc. (Oil & Gas Services)	1,287	54,375
EZCORP, Inc.—Class A* (Retail)	1,188	11,631
F.N.B. Corp. (Banks)	3,597	44,243
Fabrinet* (Miscellaneous Manufacturing)	462	8,593
First Bancorp* (Banks)	1,452	7,463
First Commonwealth Financial Corp. (Banks)	924	7,909
First Financial Bancorp (Banks)	1,254	20,490
Forest Oil Corp.* (Oil & Gas)	1,551	3,164
Forrester Research, Inc. (Commercial Services)	132	5,106
Forward Air Corp. (Transportation)	363	16,252
Franklin Electric Co., Inc. (Hand/Machine Tools)	297	10,885
Franklin Street Properties Corp. (REIT)	1,881	22,835
Fred’s, Inc.—Class A (Retail)	726	11,493
FTD Cos., Inc.* (Internet)	396	13,044
FutureFuel Corp. (Energy-Alternate Sources)	198	3,120
FXCM, Inc. (Diversified Financial Services)	825	11,237
G & K Services, Inc.—Class A (Textiles)	231	11,109
General Cable Corp. (Electrical Components & Equipment)	1,056	23,475
General Communication, Inc.—Class A* (Telecommunications)	297	3,279
Genesco, Inc.* (Retail)	528	40,270
Gentiva Health Services, Inc.* (Healthcare-Services)	396	7,168
Getty Realty Corp. (REIT)	561	10,306
Gibraltar Industries, Inc.* (Building Materials)	627	9,211
G-III Apparel Group, Ltd.* (Apparel)	165	12,816
Glatfelter (Forest Products & Paper)	924	21,991
Globe Specialty Metals, Inc. (Mining)	726	13,816
Government Properties Income Trust (REIT)	1,551	36,216
Greatbatch, Inc.* (Healthcare-Products)	231	11,437
Green Dot Corp.*—Class A (Commercial Services)	363	6,530
Green Plains Renewable Energy (Energy-Alternate Sources)	693	25,981
Greenhill & Co., Inc. (Diversified Financial Services)	264	12,083
Griffon Corp. (Building Materials)	924	9,951
Group 1 Automotive, Inc. (Retail)	462	34,151
GT Advanced Technologies, Inc.* (Semiconductors)	1,287	17,812
Gulf Island Fabrication, Inc. (Oil & Gas Services)	264	5,148
Haemonetics Corp.* (Healthcare-Products)	660	23,477
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	429	13,578
Hanmi Financial Corp. (Banks)	693	14,636
Harte-Hanks, Inc. (Advertising)	957	6,278
Haverty Furniture Cos., Inc. (Retail)	231	5,135
Hawkins, Inc. (Chemicals)	198	6,782
Haynes International, Inc. (Metal Fabricate/Hardware)	264	13,147
Headwaters, Inc.* (Building Materials)	759	8,114
Healthcare Realty Trust, Inc. (REIT)	2,079	51,350
Healthcare Services Group, Inc. (Commercial Services)	660	17,252
Healthways, Inc.* (Healthcare-Services)	759	13,123
Heartland Express, Inc. (Transportation)	561	12,594
Heartland Payment Systems, Inc. (Commercial Services)	363	17,243
Heidrick & Struggles International, Inc. (Commercial Services)	363	6,777
Helen of Troy, Ltd.* (Household Products/Wares)	231	12,389
Hibbett Sports, Inc.* (Retail)	264	13,176
Horace Mann Educators Corp. (Insurance)	891	25,527
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	693	30,284
Hub Group, Inc.—Class A* (Transportation)	759	35,051
ICU Medical, Inc.* (Healthcare-Products)	297	17,300
II-VI, Inc.* (Electronics)	1,155	15,847
Impax Laboratories, Inc.* (Pharmaceuticals)	1,419	33,191
Independent Bank Corp. (Banks)	528	19,277
Infinity Property & Casualty Corp. (Insurance)	264	17,097
Inland Real Estate Corp. (REIT)	561	5,801
Innophos Holdings, Inc. (Chemicals)	462	27,918
Insight Enterprises, Inc.* (Computers)	891	23,407
Insperity, Inc. (Commercial Services)	495	15,796
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	297	14,084
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	1,023	23,544
Interface, Inc. (Office Furnishings)	759	12,030
Interval Leisure Group, Inc. (Leisure Time)	396	8,387
Intevac, Inc.* (Machinery-Diversified)	330	2,092
Intrepid Potash, Inc.* (Chemicals)	1,188	17,594
Invacare Corp. (Healthcare-Products)	627	9,386
Investment Technology Group, Inc.* (Diversified Financial Services)	297	5,432
ION Geophysical Corp.* (Oil & Gas Services)	1,650	6,188
iRobot Corp.* (Home Furnishings)	264	8,546
ITT Educational Services, Inc.* (Commercial Services)	165	2,348
Ixia* (Telecommunications)	594	6,356
J & J Snack Foods Corp. (Food)	165	14,865
Jack in the Box, Inc. (Retail)	396	22,647

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 105

Common Stocks, continued

	Shares	Value
John Bean Technologies Corp. (Miscellaneous Manufacturing)	264	$6,877
Kaiser Aluminum Corp. (Mining)	396	30,579
Kaman Corp.—Class A (Aerospace/Defense)	594	23,766
Kelly Services, Inc.—Class A (Commercial Services)	594	9,468
Kindred Healthcare, Inc. (Healthcare-Services)	1,188	28,393
Kite Realty Group Trust (REIT)	7,095	43,280
Knight Transportation, Inc. (Transportation)	792	18,976
Kopin Corp.* (Semiconductors)	858	2,943
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	429	15,457
Korn/Ferry International* (Commercial Services)	1,089	32,039
Kraton Performance Polymers, Inc.* (Chemicals)	693	14,283
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,650	22,473
Laclede Group, Inc. (Gas)	891	41,859
Landauer, Inc. (Commercial Services)	99	4,272
Lexington Realty Trust (REIT)	2,970	32,492
LHC Group, Inc.* (Healthcare-Services)	264	6,199
Lindsay Manufacturing Co. (Machinery-Diversified)	132	10,685
Liquidity Services, Inc.* (Internet)	561	7,568
Littelfuse, Inc. (Electrical Components & Equipment)	231	20,079
LivePerson, Inc.* (Computers)	594	6,997
LSB Industries, Inc.* (Miscellaneous Manufacturing)	429	16,521
LTC Properties, Inc. (REIT)	462	17,708
Luminex Corp.* (Healthcare-Products)	396	7,207
Lydall, Inc.* (Miscellaneous Manufacturing)	165	4,163
M/I Schottenstein Homes, Inc.* (Home Builders)	528	10,866
Magellan Health Services, Inc.* (Healthcare-Services)	594	34,213
ManTech International Corp.—Class A (Software)	528	14,256
Marcus Corp. (Lodging)	396	6,997
Marriott Vacations Worldwide Corp.* (Entertainment)	627	36,084
Materion Corp. (Mining)	429	13,861
Matson, Inc. (Transportation)	924	24,901
Matthews International Corp.—Class A (Commercial Services)	363	15,788
Meadowbrook Insurance Group, Inc. (Insurance)	990	5,970
MedAssets, Inc.* (Software)	462	9,813
Medical Properties Trust, Inc. (REIT)	1,221	16,435
Medifast, Inc.* (Commercial Services)	264	7,579
Mercury Computer Systems, Inc.* (Computers)	726	8,022
Meridian Bioscience, Inc. (Healthcare-Products)	396	7,805
Merit Medical Systems, Inc.* (Healthcare-Products)	891	11,440
Meritage Homes Corp.* (Home Builders)	792	30,334
Micrel, Inc. (Semiconductors)	990	10,355
Microsemi Corp.* (Semiconductors)	825	19,784
MKS Instruments, Inc. (Semiconductors)	1,155	36,706
Molina Healthcare, Inc.* (Healthcare-Services)	627	25,613
Momenta Pharmaceuticals, Inc.* (Biotechnology)	528	5,618
Monolithic Power Systems, Inc. (Semiconductors)	363	14,970
Monro Muffler Brake, Inc. (Commercial Services)	231	11,732
Monster Worldwide, Inc.* (Commercial Services)	1,947	12,656
Moog, Inc.—Class A* (Aerospace/Defense)	363	23,965
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,221	33,980
Myers Industries, Inc. (Miscellaneous Manufacturing)	330	6,098
Nanometrics, Inc.* (Semiconductors)	297	4,621
National Penn Bancshares, Inc. (Banks)	1,419	14,616
National Presto Industries, Inc. (Aerospace/Defense)	99	6,346
Navigant Consulting Co.* (Commercial Services)	429	7,001
NBT Bancorp, Inc. (Banks)	957	22,365
Neenah Paper, Inc. (Forest Products & Paper)	363	18,012
NETGEAR, Inc.* (Telecommunications)	792	24,798
NetScout Systems, Inc.* (Computers)	429	18,245
New Jersey Resources Corp. (Gas)	924	47,198
Newport Corp.* (Electronics)	495	8,568
Northwest Bancshares, Inc. (Savings & Loans)	2,046	25,370
Northwest Natural Gas Co. (Gas)	594	25,673
NorthWestern Corp. (Electric)	858	39,657
NTELOS Holdings Corp. (Telecommunications)	198	2,384
Nutrisystem, Inc. (Food)	297	4,767
Old National Bancorp (Banks)	1,023	13,688
Olympic Steel, Inc. (Metal Fabricate/Hardware)	198	4,342
OM Group, Inc. (Chemicals)	693	19,591
Oplink Communications, Inc.* (Telecommunications)	363	6,919
Orbital Sciences Corp.* (Aerospace/Defense)	726	18,636
Orion Marine Group, Inc.* (Engineering & Construction)	594	6,421
OSI Systems, Inc.* (Electronics)	231	15,315
Outerwall, Inc.* (Diversified Financial Services)	165	9,078
Oxford Industries, Inc. (Apparel)	132	7,863
PAREXEL International Corp.* (Commercial Services)	528	28,280
Park Electrochemical Corp. (Electronics)	462	13,010
Parkway Properties, Inc. (REIT)	924	19,155
PDC Energy, Inc.* (Oil & Gas)	396	21,487
Penn Virginia Corp.* (Oil & Gas)	561	7,304
Pennsylvania REIT (REIT)	1,485	28,557
Pericom Semiconductor Corp.* (Semiconductors)	429	3,788
Perry Ellis International, Inc.* (Apparel)	264	4,858
PetMed Express, Inc. (Retail)	264	3,617
PetroQuest Energy, Inc.* (Oil & Gas)	858	5,500
PharMerica Corp.* (Pharmaceuticals)	660	17,813
Piedmont Natural Gas Co., Inc. (Gas)	1,683	58,383
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,353	19,903
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	363	18,731
Plexus Corp.* (Electronics)	726	28,553
Pool Corp. (Distribution/Wholesale)	462	25,299
Post Properties, Inc. (REIT)	759	41,138
Powell Industries, Inc. (Electrical Components & Equipment)	99	5,783
Power Integrations, Inc. (Semiconductors)	264	14,211
ProAssurance Corp. (Insurance)	1,287	56,151
Procera Networks, Inc.* (Telecommunications)	264	2,643
Progress Software Corp.* (Software)	627	14,534

See accompanying notes to the financial statements.

106 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Provident Financial Services, Inc. (Savings & Loans)	1,155	$19,300
PS Business Parks, Inc. (REIT)	198	16,335
QLogic Corp.* (Semiconductors)	1,881	17,117
Quaker Chemical Corp. (Chemicals)	132	9,321
Quality Systems, Inc. (Software)	462	7,166
Quanex Building Products Corp. (Building Materials)	825	14,099
Quiksilver, Inc.* (Apparel)	2,805	8,387
QuinStreet, Inc.* (Internet)	429	2,141
Regis Corp. (Retail)	957	13,331
Resources Connection, Inc. (Commercial Services)	825	12,458
RLI Corp. (Insurance)	363	15,515
Roadrunner Transportation Systems, Inc.* (Transportation)	198	4,978
Rofin-Sinar Technologies, Inc.* (Electronics)	594	12,967
Rogers Corp.* (Electronics)	198	11,357
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	264	6,563
Rubicon Technology, Inc.* (Semiconductors)	495	3,727
Ruby Tuesday, Inc.* (Retail)	1,254	7,537
Rudolph Technologies, Inc.* (Semiconductors)	726	6,686
S&T Bancorp, Inc. (Banks)	627	15,255
Safety Insurance Group, Inc. (Insurance)	264	13,203
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	264	6,727
Sanderson Farms, Inc. (Food)	429	39,078
Sanmina Corp.* (Electronics)	1,782	41,503
Saul Centers, Inc. (REIT)	132	6,292
ScanSource, Inc.* (Distribution/Wholesale)	627	22,453
Scholastic Corp. (Media)	561	19,871
Schulman (A.), Inc. (Chemicals)	627	24,916
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	396	16,169
SEACOR Holdings, Inc.* (Oil & Gas Services)	429	32,587
Select Comfort Corp.* (Home Furnishings)	759	15,332
Selective Insurance Group, Inc. (Insurance)	1,221	27,216
Seneca Foods Corp.*—Class A (Food)	165	4,722
Simmons First National Corp.—Class A (Banks)	363	14,386
Simpson Manufacturing Co., Inc. (Building Materials)	561	17,060
Sizmek, Inc.* (Advertising)	495	4,500
Skechers U.S.A., Inc.—Class A* (Apparel)	858	44,761
SkyWest, Inc. (Airlines)	1,089	11,641
Snyders-Lance, Inc. (Food)	1,056	26,199
Sonic Automotive, Inc.—Class A (Retail)	726	17,656
South Jersey Industries, Inc. (Gas)	726	38,892
Southwest Gas Corp. (Gas)	990	49,035
Sovran Self Storage, Inc. (REIT)	396	30,381
SpartanNash Co. (Food)	825	17,292
Spok Holdings, Inc. (Telecommunications)	462	6,916
Stage Stores, Inc. (Retail)	693	12,488
Standard Motor Products, Inc. (Auto Parts & Equipment)	231	8,328
Standard Pacific Corp.* (Home Builders)	3,234	24,384
Standex International Corp. (Miscellaneous Manufacturing)	264	17,411
Stein Mart, Inc. (Retail)	594	7,710
Stepan Co. (Chemicals)	396	19,056
Sterling Bancorp (Savings & Loans)	1,683	20,028
Stewart Information Services Corp. (Insurance)	462	13,615
Stifel Financial Corp.* (Diversified Financial Services)	594	27,200
Stillwater Mining Co.* (Mining)	1,617	28,944
Strayer Education, Inc.* (Commercial Services)	231	11,970
SunCoke Energy, Inc.* (Coal)	792	18,081
Super Micro Computer, Inc.* (Computers)	726	18,999
Superior Industries International, Inc. (Auto Parts & Equipment)	495	9,261
Susquehanna Bancshares, Inc. (Banks)	4,059	41,321
Swift Energy Co.* (Oil & Gas)	957	10,575
SWS Group, Inc.* (Diversified Financial Services)	627	4,489
Sykes Enterprises, Inc.* (Computers)	396	8,197
Symmetry Medical, Inc.* (Healthcare-Products)	825	7,268
SYNNEX Corp.* (Software)	594	38,313
Take-Two Interactive Software, Inc.* (Software)	1,287	28,803
Tanger Factory Outlet Centers, Inc. (REIT)	1,023	35,447
Tangoe, Inc.* (Software)	429	5,920
Taylor Capital Group, Inc.* (Banks)	132	2,814
Teledyne Technologies, Inc.* (Aerospace/Defense)	363	33,106
TeleTech Holdings, Inc.* (Commercial Services)	231	6,359
Tennant Co. (Machinery-Diversified)	132	9,629
Tessera Technologies, Inc. (Semiconductors)	627	15,932
TETRA Tech, Inc. (Environmental Control)	1,386	33,652
TETRA Technologies, Inc.* (Oil & Gas Services)	1,716	18,893
The Andersons, Inc. (Agriculture)	264	14,261
The Brink’s Co. (Commercial Services)	1,056	28,344
The Buckle, Inc. (Retail)	363	16,154
The Cato Corp.—Class A (Retail)	561	17,312
The Children’s Place Retail Stores, Inc. (Retail)	462	23,192
The Ensign Group, Inc. (Healthcare-Services)	132	4,347
The Finish Line, Inc.—Class A (Retail)	1,056	27,762
The Geo Group, Inc. (REIT)	1,551	53,370
The Men’s Wearhouse, Inc. (Retail)	495	24,908
The Navigators Group, Inc.* (Insurance)	231	14,045
The Pep Boys-Manny, Moe & Jack* (Retail)	1,155	12,220
The Ryland Group, Inc. (Home Builders)	396	12,712
Titan International, Inc. (Auto Parts & Equipment)	1,155	17,233
Tompkins Financial Corp. (Banks)	264	11,743
Toro Co. (Housewares)	495	29,368
Tredegar Corp. (Miscellaneous Manufacturing)	528	10,317
TreeHouse Foods, Inc.* (Food)	891	65,488
TriQuint Semiconductor, Inc.* (Semiconductors)	3,696	66,455
TrueBlue, Inc.* (Commercial Services)	297	8,016
TrustCo Bank Corp. (Banks)	1,287	8,481
TTM Technologies, Inc.* (Electronics)	1,188	8,922
Tuesday Morning Corp.* (Retail)	462	7,605
UIL Holdings Corp. (Electric)	1,221	42,869
Ultratech Stepper, Inc.* (Semiconductors)	396	9,377
UMB Financial Corp. (Banks)	429	24,294
UniFirst Corp. (Textiles)	198	19,248
United Bankshares, Inc. (Banks)	1,353	43,404
United Fire Group, Inc. (Insurance)	462	13,056
United Stationers, Inc. (Distribution/ Wholesale)	858	33,102
Universal Forest Products, Inc. (Building Materials)	429	18,782
Universal Health Realty Income Trust (REIT)	132	5,552
Universal Insurance Holdings, Inc. (Insurance)	165	1,990
Universal Technical Institute, Inc. (Commercial Services)	462	5,530
UNS Energy Corp. (Electric)	891	53,834

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 107

Common Stocks, continued

	Shares	Value
Urstadt Biddle Properties—Class A (REIT)	363	$7,438
UTI Worldwide, Inc.* (Transportation)	1,980	18,731
VASCO Data Security International, Inc.* (Internet)	627	8,508
Veeco Instruments, Inc.* (Semiconductors)	858	29,781
Veritiv Corp.* (Forest Products & Paper)	99	3,952
Viad Corp. (Commercial Services)	429	9,103
ViaSat, Inc.* (Telecommunications)	330	19,295
Vicor Corp.* (Electrical Components & Equipment)	198	1,560
ViewPoint Financial Group, Inc. (Banks)	462	11,615
Vitamin Shoppe, Inc.* (Retail)	660	28,149
VOXX International Corp.* (Home Furnishings)	429	4,251
WageWorks, Inc.* (Diversified Financial Services)	231	9,642
Watts Water Technologies, Inc.—Class A (Electronics)	363	21,220
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,089	10,966
Wintrust Financial Corp. (Banks)	990	45,867
World Acceptance Corp.* (Diversified Financial Services)	99	8,027
Zep, Inc. (Chemicals)	495	7,717
Zumiez, Inc.* (Retail)	198	5,514
TOTAL COMMON STOCKS (Cost $4,848,546)		7,453,744
TOTAL INVESTMENT SECURITIES (Cost $4,848,546)—99.3%		7,453,744
Net other assets (liabilities)—0.7%		55,918
NET ASSETS—100.0%		$7,509,662

*                               Non-income producing security

Small-Cap Value ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$10,777	0.1%
Aerospace/Defense	222,447	3.0%
Agriculture	18,306	0.2%
Airlines	11,641	0.2%
Apparel	108,537	1.4%
Auto Parts & Equipment	34,822	0.5%
Banks	457,330	6.1%
Biotechnology	14,330	0.2%
Building Materials	102,133	1.4%
Chemicals	149,391	2.0%
Coal	52,138	0.7%
Commercial Services	386,064	5.1%
Computers	137,482	1.8%
Distribution/Wholesale	80,854	1.1%
Diversified Financial Services	134,159	1.8%
Electric	246,622	3.3%
Electrical Components & Equipment	56,432	0.8%
Electronics	292,999	3.9%
Energy-Alternate Sources	29,101	0.4%
Engineering & Construction	91,789	1.2%
Entertainment	36,084	0.5%
Environmental Control	68,321	0.9%
Food	230,254	3.1%
Forest Products & Paper	108,156	1.4%
Gas	261,040	3.5%
Hand/Machine Tools	10,885	0.1%
Healthcare-Products	176,689	2.4%
Healthcare-Services	249,241	3.3%
Home Builders	78,296	1.0%
Home Furnishings	47,853	0.6%
Household Products/Wares	21,009	0.3%
Housewares	29,368	0.4%
Insurance	208,216	2.8%
Internet	36,531	0.5%
Iron/Steel	17,417	0.2%
Leisure Time	21,178	0.3%
Lodging	16,072	0.2%
Machinery-Construction & Mining	15,393	0.2%
Machinery-Diversified	97,346	1.3%
Media	19,871	0.3%
Metal Fabricate/Hardware	61,038	0.8%
Mining	108,294	1.4%
Miscellaneous Manufacturing	152,409	2.0%
Office Furnishings	12,030	0.2%
Oil & Gas	99,918	1.3%
Oil & Gas Services	176,086	2.3%
Pharmaceuticals	61,671	0.8%
REIT	785,247	10.6%
Retail	558,796	7.4%
Savings & Loans	90,075	1.2%
Semiconductors	381,770	5.1%
Software	165,721	2.2%
Telecommunications	172,381	2.3%
Textiles	30,356	0.4%
Transportation	196,256	2.6%
Water	15,122	0.2%
Other**	55,918	0.7%
Total	$7,509,662	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

108 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (99.7%)

	Shares	Value
8x8, Inc.* (Telecommunications)	2,484	$20,071
AAON, Inc. (Building Materials)	1,288	25,271
Abaxis, Inc. (Healthcare-Products)	276	13,085
ABIOMED, Inc.* (Healthcare-Products)	1,104	28,262
Acadia Realty Trust (REIT)	552	15,583
Aceto Corp. (Chemicals)	644	10,793
Acorda Therapeutics, Inc.* (Biotechnology)	1,288	37,700
Actuant Corp.—Class A (Miscellaneous Manufacturing)	736	23,758
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,104	18,569
Aerovironment, Inc.* (Aerospace/Defense)	276	8,691
Affymetrix, Inc.* (Healthcare-Products)	1,012	8,703
Agilysys, Inc.* (Computers)	276	3,629
Air Methods Corp.* (Healthcare-Services)	1,104	55,476
AK Steel Holding Corp.* (Iron/Steel)	1,472	13,395
Akorn, Inc.* (Pharmaceuticals)	2,116	71,797
Albany International Corp.—Class A (Machinery-Diversified)	368	13,189
Albany Molecular Research, Inc.* (Commercial Services)	460	8,759
Allegiant Travel Co. (Airlines)	460	54,170
American Assets Trust, Inc. (REIT)	552	18,928
American Public Education, Inc.* (Commercial Services)	552	19,706
American Science & Engineering, Inc. (Electronics)	92	5,778
American States Water Co. (Water)	460	14,053
American Vanguard Corp. (Chemicals)	736	9,340
American Woodmark Corp.* (Home Furnishings)	184	5,410
Amerisafe, Inc. (Insurance)	368	13,469
AmSurg Corp.* (Healthcare-Services)	828	39,545
Analogic Corp. (Healthcare-Products)	184	13,231
Anika Therapeutics, Inc.* (Pharmaceuticals)	368	15,478
Annie’s, Inc.* (Food)	184	5,369
Apogee Enterprises, Inc. (Building Materials)	920	29,853
ArcBest Corp. (Transportation)	368	11,677
Arctic Cat, Inc. (Leisure Time)	368	13,101
Associated Estates Realty Corp. (REIT)	552	9,754
AZZ, Inc. (Miscellaneous Manufacturing)	736	32,118
B of I Holdings, Inc.* (Savings & Loans)	368	27,449
B&G Foods, Inc.—Class A (Food)	828	23,242
Badger Meter, Inc. (Electronics)	184	9,182
Balchem Corp. (Chemicals)	920	46,000
Bank Mutual Corp. (Savings & Loans)	828	4,993
Bank of the Ozarks, Inc. (Banks)	2,024	62,279
Barnes Group, Inc. (Miscellaneous Manufacturing)	828	28,359
Basic Energy Services, Inc.* (Oil & Gas Services)	552	13,242
BBCN Bancorp, Inc. (Banks)	2,392	35,928
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	276	8,664
Blackbaud, Inc. (Software)	1,380	50,660
Blucora, Inc.* (Internet)	1,288	21,987
Blue Nile, Inc.* (Internet)	184	4,738
Bob Evans Farms, Inc. (Retail)	368	17,484
Boston Beer Co., Inc.—Class A* (Beverages)	276	60,831
Boston Private Financial Holdings, Inc. (Banks)	2,392	29,852
Bottomline Technologies, Inc.* (Software)	552	15,627
Boyd Gaming Corp.* (Lodging)	1,104	12,144
Brady Corp.—Class A (Electronics)	460	12,029
Bristow Group, Inc. (Transportation)	460	32,830
Buffalo Wild Wings, Inc.* (Retail)	552	80,217
C&J Energy Services, Inc.* (Oil & Gas Services)	1,380	41,345
Cabot Microelectronics Corp.* (Semiconductors)	276	11,092
Calamp Corp.* (Telecommunications)	1,012	17,214
Calavo Growers, Inc. (Food)	184	6,346
Calgon Carbon Corp.* (Environmental Control)	828	17,554
Cambrex Corp.* (Biotechnology)	920	19,384
Cantel Medical Corp. (Healthcare-Products)	1,012	33,932
Capella Education Co. (Commercial Services)	368	23,538
Cardinal Financial Corp. (Banks)	368	6,499
Cardtronics, Inc.* (Commercial Services)	1,380	53,213
CareTrust REIT, Inc.* (REIT)	552	9,417
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,288	79,095
Casey’s General Stores, Inc. (Retail)	644	42,613
Celadon Group, Inc. (Transportation)	184	3,908
CEVA, Inc.* (Semiconductors)	184	2,618
Chesapeake Lodging Trust (REIT)	460	13,653
CIRCOR International, Inc. (Metal Fabricate/Hardware)	552	39,672
Cirrus Logic, Inc.* (Semiconductors)	736	16,508
City Holding Co. (Banks)	184	7,664
Cognex Corp.* (Machinery-Diversified)	2,484	101,794
Coherent, Inc.* (Electronics)	460	27,099
Columbia Banking System, Inc. (Banks)	1,104	28,141
Comfort Systems USA, Inc. (Building Materials)	644	9,596
Community Bank System, Inc. (Banks)	552	19,447
Computer Programs & Systems, Inc. (Software)	184	12,111
comScore, Inc.* (Internet)	1,012	36,624
CoreSite Realty Corp. (REIT)	644	21,033
CorVel Corp.* (Commercial Services)	368	14,823
Cracker Barrel Old Country Store, Inc. (Retail)	368	35,681
CryoLife, Inc. (Healthcare-Products)	736	7,250
CSG Systems International, Inc. (Software)	644	16,770
CTS Corp. (Electronics)	644	11,199
CVB Financial Corp. (Banks)	1,380	21,100
Cyberonics, Inc.* (Healthcare-Products)	736	43,770
Cynosure, Inc.—Class A* (Healthcare-Products)	368	8,368
Daktronics, Inc. (Home Furnishings)	1,196	13,275
Darling International, Inc.* (Environmental Control)	3,220	60,278
DealerTrack Holdings, Inc.* (Software)	1,288	48,390
Deltic Timber Corp. (Forest Products & Paper)	184	11,242
DepoMed, Inc.* (Pharmaceuticals)	1,196	11,900
Diamond Foods, Inc.* (Food)	276	7,413
DiamondRock Hospitality Co. (REIT)	2,944	36,093
Dice Holdings, Inc.* (Internet)	644	5,899
Digital River, Inc.* (Software)	368	5,259
DineEquity, Inc. (Retail)	184	14,913
Dorman Products, Inc.* (Auto Parts & Equipment)	920	39,910
Drew Industries, Inc. (Building Materials)	644	28,980
DSP Group, Inc.* (Semiconductors)	276	2,448
DTS, Inc.* (Home Furnishings)	276	4,993
DXP Enterprises, Inc.* (Machinery-Diversified)	276	19,604
Dycom Industries, Inc.* (Engineering & Construction)	1,012	28,458
E.W. Scripps Co.*—Class A (Media)	920	19,946
EastGroup Properties, Inc. (REIT)	460	28,686
Education Realty Trust, Inc. (REIT)	1,104	11,658

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 109

Common Stocks, continued

	Shares	Value
eHealth, Inc.* (Insurance)	552	$11,426
Electro Scientific Industries, Inc. (Electronics)	276	1,650
Electronics for Imaging, Inc.* (Computers)	1,380	60,817
Emergent Biosolutions, Inc.* (Biotechnology)	368	8,096
Employers Holdings, Inc. (Insurance)	920	19,596
Encore Capital Group, Inc.* (Diversified Financial Services)	736	31,265
Encore Wire Corp. (Electrical Components & Equipment)	368	15,434
EnerSys (Electrical Components & Equipment)	1,380	87,534
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	276	18,884
Entropic Communications, Inc.* (Semiconductors)	920	2,567
EPIQ Systems, Inc. (Software)	644	9,286
Era Group, Inc.* (Transportation)	552	14,794
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,012	55,215
Exar Corp.* (Semiconductors)	736	7,088
ExlService Holdings, Inc.* (Commercial Services)	460	12,903
Exponent, Inc. (Engineering & Construction)	276	19,618
Fabrinet* (Miscellaneous Manufacturing)	276	5,134
FARO Technologies, Inc.* (Electronics)	552	27,948
Federal Signal Corp. (Miscellaneous Manufacturing)	1,932	27,937
Financial Engines, Inc. (Diversified Financial Services)	1,564	60,919
First Bancorp* (Banks)	1,012	5,202
First Cash Financial Services, Inc.* (Retail)	828	46,707
First Commonwealth Financial Corp. (Banks)	1,564	13,388
First Financial Bankshares, Inc. (Banks)	1,840	54,059
First Midwest Bancorp, Inc. (Banks)	2,300	37,260
Flotek Industries, Inc.* (Oil & Gas Services)	1,380	39,813
Forest Oil Corp.* (Oil & Gas)	1,472	3,003
Forestar Group, Inc.* (Real Estate)	1,012	18,924
Forrester Research, Inc. (Commercial Services)	184	7,117
Forward Air Corp. (Transportation)	460	20,594
Francesca’s Holdings Corp.* (Retail)	1,288	16,461
Franklin Electric Co., Inc. (Hand/Machine Tools)	736	26,974
Fuller (H.B.) Co. (Chemicals)	1,472	65,724
FutureFuel Corp. (Energy-Alternate Sources)	368	5,800
G & K Services, Inc.—Class A (Textiles)	276	13,273
GenCorp, Inc.* (Aerospace/Defense)	1,748	31,027
General Communication, Inc.—Class A* (Telecommunications)	552	6,094
Gentiva Health Services, Inc.* (Healthcare-Services)	368	6,661
Geospace Technologies Corp.* (Oil & Gas Services)	368	14,808
G-III Apparel Group, Ltd.* (Apparel)	276	21,437
Glacier Bancorp, Inc. (Banks)	2,208	58,468
Globe Specialty Metals, Inc. (Mining)	920	17,508
Greatbatch, Inc.* (Healthcare-Products)	460	22,775
Green Dot Corp.*—Class A (Commercial Services)	460	8,275
Greenhill & Co., Inc. (Diversified Financial Services)	460	21,054
GT Advanced Technologies, Inc.* (Semiconductors)	2,300	31,831
Haemonetics Corp.* (Healthcare-Products)	644	22,907
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	460	14,559
Harmonic, Inc.* (Telecommunications)	2,852	17,112
Haverty Furniture Cos., Inc. (Retail)	276	6,135
HCI Group, Inc. (Insurance)	276	11,012
Headwaters, Inc.* (Building Materials)	1,196	12,785
Healthcare Services Group, Inc. (Commercial Services)	1,196	31,263
HealthStream, Inc.* (Internet)	644	16,074
Heartland Express, Inc. (Transportation)	736	16,523
Heartland Payment Systems, Inc. (Commercial Services)	552	26,220
Helen of Troy, Ltd.* (Household Products/Wares)	460	24,670
HFF, Inc.—Class A (Real Estate)	1,012	34,368
Hibbett Sports, Inc.* (Retail)	368	18,367
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,932	58,057
Home Bancshares, Inc. (Banks)	1,472	44,248
Iconix Brand Group, Inc.* (Apparel)	1,472	62,163
iGATE Corp.* (Computers)	920	32,826
Inland Real Estate Corp. (REIT)	1,748	18,074
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	276	13,088
Inter Parfums, Inc. (Cosmetics/Personal Care)	552	14,424
Interactive Intelligence Group, Inc.* (Software)	460	20,870
Interface, Inc. (Office Furnishings)	736	11,666
Interval Leisure Group, Inc. (Leisure Time)	644	13,640
Intevac, Inc.* (Machinery-Diversified)	276	1,750
Investment Technology Group, Inc.* (Diversified Financial Services)	644	11,779
ION Geophysical Corp.* (Oil & Gas Services)	1,564	5,865
IPC The Hospitalist Co.* (Healthcare-Services)	552	27,147
iRobot Corp.* (Home Furnishings)	460	14,890
ITT Educational Services, Inc.* (Commercial Services)	276	3,927
Ixia* (Telecommunications)	920	9,844
J & J Snack Foods Corp. (Food)	184	16,577
j2 Global, Inc. (Computers)	1,380	67,510
Jack in the Box, Inc. (Retail)	644	36,830
John Bean Technologies Corp. (Miscellaneous Manufacturing)	460	11,983
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	2,392	71,139
Kirkland’s, Inc.* (Retail)	460	8,653
Knight Transportation, Inc. (Transportation)	736	17,635
Kopin Corp.* (Semiconductors)	644	2,209
Landauer, Inc. (Commercial Services)	92	3,970
Lannett Co., Inc.* (Pharmaceuticals)	828	27,829
La-Z-Boy, Inc. (Home Furnishings)	1,564	32,907
Lexington Realty Trust (REIT)	2,024	22,143
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	644	31,666
Lindsay Manufacturing Co. (Machinery-Diversified)	184	14,895
Lithia Motors, Inc.—Class A (Retail)	644	57,219
Littelfuse, Inc. (Electrical Components & Equipment)	368	31,987
LivePerson, Inc.* (Computers)	644	7,586
LogMeIn, Inc.* (Telecommunications)	644	26,217
LTC Properties, Inc. (REIT)	368	14,105
Lumber Liquidators Holdings, Inc.* (Retail)	828	44,894
Luminex Corp.* (Healthcare-Products)	552	10,046

See accompanying notes to the financial statements.

110 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Lumos Networks Corp. (Telecommunications)	552	$8,468
Lydall, Inc.* (Miscellaneous Manufacturing)	276	6,963
Manhattan Associates, Inc.* (Computers)	2,300	67,528
MarineMax, Inc.* (Retail)	736	12,269
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,104	62,078
Masimo Corp.* (Healthcare-Products)	1,564	37,661
Matrix Service Co.* (Oil & Gas Services)	828	22,232
Matthews International Corp.—Class A (Commercial Services)	368	16,004
MAXIMUS, Inc. (Commercial Services)	2,024	83,713
MB Financial, Inc. (Banks)	1,656	44,613
Measurement Specialties, Inc.* (Electronics)	460	39,555
MedAssets, Inc.* (Software)	1,196	25,403
Medical Properties Trust, Inc. (REIT)	3,496	47,057
Medidata Solutions, Inc.* (Software)	1,564	70,130
Meridian Bioscience, Inc. (Healthcare-Products)	644	12,693
Methode Electronics, Inc. (Electronics)	1,104	35,306
Microsemi Corp.* (Semiconductors)	1,748	41,918
MicroStrategy, Inc.—Class A* (Software)	276	39,504
Mobile Mini, Inc. (Storage/Warehousing)	1,196	45,161
Momenta Pharmaceuticals, Inc.* (Biotechnology)	644	6,852
Monarch Casino & Resort, Inc.* (Lodging)	276	3,444
Monolithic Power Systems, Inc. (Semiconductors)	552	22,764
Monotype Imaging Holdings, Inc. (Software)	1,196	35,748
Monro Muffler Brake, Inc. (Commercial Services)	552	28,037
Moog, Inc.—Class A* (Aerospace/Defense)	828	54,664
Movado Group, Inc. (Retail)	552	22,593
MTS Systems Corp. (Computers)	460	30,360
Multimedia Games Holding Co., Inc.* (Entertainment)	920	22,190
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	368	51,984
Myers Industries, Inc. (Miscellaneous Manufacturing)	368	6,801
Nanometrics, Inc.* (Semiconductors)	276	4,295
National Penn Bancshares, Inc. (Banks)	1,380	14,214
Natus Medical, Inc.* (Healthcare-Products)	828	23,822
Navigant Consulting Co.* (Commercial Services)	828	13,513
Neogen Corp.* (Pharmaceuticals)	1,104	48,201
NetScout Systems, Inc.* (Computers)	552	23,477
Newpark Resources, Inc.* (Oil & Gas Services)	2,576	31,505
Newport Corp.* (Electronics)	552	9,555
NIC, Inc. (Internet)	1,840	31,041
Northern Oil & Gas, Inc.* (Oil & Gas)	1,656	26,645
NTELOS Holdings Corp. (Telecommunications)	184	2,215
Nutrisystem, Inc. (Food)	460	7,383
NuVasive, Inc.* (Healthcare-Products)	1,380	51,584
Old National Bancorp (Banks)	1,748	23,388
Omnicell, Inc.* (Software)	1,104	30,250
On Assignment, Inc.* (Commercial Services)	1,380	37,274
Orbital Sciences Corp.* (Aerospace/Defense)	828	21,255
Oritani Financial Corp. (Savings & Loans)	1,196	17,701
OSI Systems, Inc.* (Electronics)	276	18,299
Outerwall, Inc.* (Diversified Financial Services)	368	20,247
Oxford Industries, Inc. (Apparel)	276	16,441
Papa John’s International, Inc. (Retail)	920	38,355
PAREXEL International Corp.* (Commercial Services)	1,012	54,203
Parkway Properties, Inc. (REIT)	828	17,164
PDC Energy, Inc.* (Oil & Gas)	552	29,951
Penn Virginia Corp.* (Oil & Gas)	828	10,781
Perficient, Inc.* (Internet)	1,012	17,194
PetMed Express, Inc. (Retail)	276	3,781
PetroQuest Energy, Inc.* (Oil & Gas)	552	3,538
PGT, Inc.* (Building Materials)	920	8,519
Pinnacle Entertainment, Inc.* (Entertainment)	1,840	40,112
Pinnacle Financial Partners, Inc. (Banks)	1,012	37,444
Pool Corp. (Distribution/Wholesale)	736	40,303
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,472	86,789
Post Properties, Inc. (REIT)	552	29,918
Powell Industries, Inc. (Electrical Components & Equipment)	184	10,747
Power Integrations, Inc. (Semiconductors)	552	29,715
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,564	48,171
PrivateBancorp, Inc. (Banks)	2,024	58,291
Procera Networks, Inc.* (Telecommunications)	276	2,763
Progress Software Corp.* (Software)	644	14,928
PS Business Parks, Inc. (REIT)	276	22,770
Quaker Chemical Corp. (Chemicals)	184	12,992
Quality Systems, Inc. (Software)	736	11,415
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,656	148,990
QuinStreet, Inc.* (Internet)	276	1,377
Red Robin Gourmet Burgers, Inc.* (Retail)	368	23,684
Repligen Corp.* (Biotechnology)	920	19,292
Retail Opportunity Investments Corp. (REIT)	2,668	41,167
RLI Corp. (Insurance)	552	23,592
Roadrunner Transportation Systems, Inc.* (Transportation)	460	11,564
Rogers Corp.* (Electronics)	276	15,831
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	552	13,723
Ruth’s Hospitality Group, Inc. (Retail)	1,104	12,530
Sabra Health Care REIT, Inc. (REIT)	1,380	38,226
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	276	7,032
Saia, Inc.* (Transportation)	736	33,599
Saul Centers, Inc. (REIT)	184	8,771
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	368	15,025
Scientific Games Corp.*—Class A (Entertainment)	1,472	12,571
Select Comfort Corp.* (Home Furnishings)	552	11,150
Simpson Manufacturing Co., Inc. (Building Materials)	460	13,989
Sonic Corp.* (Retail)	1,564	32,297
Sovran Self Storage, Inc. (REIT)	460	35,291
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,656	11,658
Stamps.com, Inc.* (Internet)	460	14,550
Standard Motor Products, Inc. (Auto Parts & Equipment)	276	9,950
Steven Madden, Ltd.* (Apparel)	1,748	55,674
Stifel Financial Corp.* (Diversified Financial Services)	1,012	46,339
Stillwater Mining Co.* (Mining)	1,380	24,702

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 111

Common Stocks, continued

	Shares	Value
Stone Energy Corp.* (Oil & Gas)	1,656	$63,011
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	552	27,578
SunCoke Energy, Inc.* (Coal)	1,012	23,104
SurModics, Inc.* (Healthcare-Products)	368	6,988
Sykes Enterprises, Inc.* (Computers)	644	13,331
Synaptics, Inc.* (Computers)	1,104	79,741
Synchronoss Technologies, Inc.* (Software)	920	37,177
Synergy Resources Corp.* (Oil & Gas)	1,932	20,325
Take-Two Interactive Software, Inc.* (Software)	1,012	22,649
Tanger Factory Outlet Centers, Inc. (REIT)	1,472	51,006
Tangoe, Inc.* (Software)	460	6,348
TASER International, Inc.* (Electronics)	1,656	19,971
Taylor Capital Group, Inc.* (Banks)	276	5,884
Teledyne Technologies, Inc.* (Aerospace/Defense)	644	58,732
TeleTech Holdings, Inc.* (Commercial Services)	276	7,598
Tennant Co. (Machinery-Diversified)	368	26,846
Tesco Corp. (Oil & Gas Services)	1,012	19,754
Tessera Technologies, Inc. (Semiconductors)	552	14,026
Texas Capital Bancshares, Inc.* (Banks)	1,288	67,041
Texas Roadhouse, Inc.—Class A (Retail)	1,748	43,490
The Andersons, Inc. (Agriculture)	460	24,849
The Buckle, Inc. (Retail)	368	16,376
The Ensign Group, Inc. (Healthcare-Services)	368	12,118
The Medicines Co.* (Biotechnology)	1,932	45,151
The Men’s Wearhouse, Inc. (Retail)	644	32,406
The Ryland Group, Inc. (Home Builders)	920	29,532
Toro Co. (Housewares)	1,012	60,042
TrueBlue, Inc.* (Commercial Services)	828	22,348
TrustCo Bank Corp. (Banks)	1,012	6,669
Tuesday Morning Corp.* (Retail)	460	7,572
Tyler Technologies, Inc.* (Software)	920	83,473
U.S. Silica Holdings, Inc. (Mining)	1,656	93,100
Ultratech Stepper, Inc.* (Semiconductors)	276	6,536
UMB Financial Corp. (Banks)	552	31,260
UniFirst Corp. (Textiles)	184	17,887
United Community Banks, Inc. (Banks)	1,196	19,794
Universal Electronics, Inc.* (Home Furnishings)	460	21,910
Universal Health Realty Income Trust (REIT)	184	7,739
Universal Insurance Holdings, Inc. (Insurance)	644	7,767
Urstadt Biddle Properties—Class A (REIT)	276	5,655
Veritiv Corp.* (Forest Products & Paper)	92	3,673
ViaSat, Inc.* (Telecommunications)	828	48,413
Vicor Corp.* (Electrical Components & Equipment)	276	2,175
ViewPoint Financial Group, Inc. (Banks)	460	11,564
Virtus Investment Partners, Inc.* (Diversified Financial Services)	184	37,729
Virtusa Corp.* (Computers)	828	25,900
WageWorks, Inc.* (Diversified Financial Services)	552	23,040
Watts Water Technologies, Inc.—Class A (Electronics)	368	21,513
WD-40 Co. (Household Products/Wares)	460	30,710
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,116	86,228
Wilshire Bancorp, Inc. (Banks)	2,024	19,066
Winnebago Industries, Inc.* (Home Builders)	828	19,458
Wolverine World Wide, Inc. (Apparel)	3,036	73,652
World Acceptance Corp.* (Diversified Financial Services)	184	14,919
XO Group, Inc.* (Internet)	736	8,221
Zumiez, Inc.* (Retail)	368	10,249
TOTAL COMMON STOCKS (Cost $6,999,994)		9,223,175
TOTAL INVESTMENT SECURITIES (Cost $6,999,994)—99.7%		9,223,175
Net other assets (liabilities)—0.3%		26,581
NET ASSETS—100.0%		$9,249,756

*                               Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$174,370	1.9%
Agriculture	24,849	0.3%
Airlines	54,170	0.6%
Apparel	229,368	2.5%
Auto Parts & Equipment	49,859	0.5%
Banks	762,763	8.1%
Beverages	60,830	0.7%
Biotechnology	179,799	1.9%
Building Materials	128,993	1.4%
Chemicals	144,850	1.6%
Coal	23,104	0.2%
Commercial Services	476,403	5.2%
Computers	412,705	4.5%
Cosmetics/Personal Care	14,424	0.2%
Distribution/Wholesale	92,287	1.0%
Diversified Financial Services	471,373	5.1%
Electrical Components & Equipment	166,445	1.8%
Electronics	254,915	2.8%
Energy-Alternate Sources	5,800	0.1%
Engineering & Construction	48,076	0.5%
Entertainment	74,873	0.8%
Environmental Control	77,832	0.8%
Food	66,330	0.7%
Forest Products & Paper	101,079	1.1%
Hand/Machine Tools	26,974	0.3%
Healthcare-Products	458,953	5.0%
Healthcare-Services	149,611	1.6%
Home Builders	48,990	0.5%
Home Furnishings	104,535	1.1%
Household Products/Wares	55,379	0.6%
Housewares	60,042	0.6%
Insurance	86,863	0.9%
Internet	157,705	1.7%
Iron/Steel	13,395	0.1%
Leisure Time	26,741	0.3%
Lodging	15,588	0.2%
Machinery-Diversified	178,078	1.9%
Media	19,946	0.2%
Metal Fabricate/Hardware	53,395	0.6%
Mining	135,310	1.5%
Miscellaneous Manufacturing	247,572	2.7%
Office Furnishings	11,666	0.1%
Oil & Gas	236,350	2.6%
Oil & Gas Services	188,564	2.0%
Pharmaceuticals	379,398	4.1%

See accompanying notes to the financial statements.

112 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2014

	Value	% of Net Assets
Real Estate	$53,292	0.6%
REIT	523,891	5.7%
Retail	681,779	7.4%
Savings & Loans	50,143	0.5%
Semiconductors	195,615	2.1%
Software	555,996	6.0%
Storage/Warehousing	45,161	0.5%
Telecommunications	158,411	1.7%
Textiles	31,159	0.3%
Transportation	163,123	1.8%
Water	14,053	0.2%
Other**	26,581	0.3%
Total	$9,249,756	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 113

Common Stocks (99.8%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	8,215	$887,056
ArcelorMittalNYS (Iron/Steel)	36,305	552,199
ARM Holdings PLCADR (Semiconductors)	11,395	487,250
ASML Holding N.V.NYS (Semiconductors)	7,420	698,667
AstraZeneca PLCADR (Pharmaceuticals)	14,310	1,041,625
Banco Santander S.A.ADR (Banks)	106,000	1,056,820
Barclays PLCADR (Banks)	47,170	716,041
BHP Billiton PLCADR (Mining)	21,465	1,463,054
BP PLCADR (Oil & Gas)	25,175	1,232,820
British American Tobacco PLCADR (Agriculture)	8,215	964,441
Diageo PLCADR (Beverages)	6,890	828,316
GlaxoSmithKline PLCADR (Pharmaceuticals)	13,780	666,539
HSBC Holdings PLCADR (Banks)	27,030	1,443,131
ING Groep N.V.*ADR (Insurance)	54,590	708,032
Koninklijke Phillips Electronics N.V.NYS (Electronics)	18,285	563,178
National Grid PLCADR (Gas)	11,395	818,047
Nokia Corp.ADR (Telecommunications)	80,825	640,942
Rio Tinto PLCADR (Mining)	17,755	1,017,184
Royal Bank of Scotland Group PLC*ADR (Banks)	71,815	853,162
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	19,875	1,626,372
Ryanair Holdings PLC*ADR (Airlines)	18,550	982,965
Sanofi-AventisADR (Pharmaceuticals)	13,780	720,281
SAP AGADR (Software)	11,660	915,193
Statoil ASAADR (Oil & Gas)	36,305	1,032,514
Telefonaktiebolaget LM EricssonADR (Telecommunications)	56,975	708,199
Telefonica S.A.ADR (Telecommunications)	52,470	852,113
Tenaris S.A.ADR (Metal Fabricate/Hardware)	14,310	614,901
Total S.A.ADR (Oil & Gas)	19,610	1,264,845
Unilever N.V.NYS (Food)	18,285	752,062
Vodafone Group PLCADR (Telecommunications)	19,610	651,444
TOTAL COMMON STOCKS (Cost $23,477,875)		26,759,393

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $189,000	$189,000	$189,000
TOTAL REPURCHASE AGREEMENTS (Cost $189,000)		189,000
TOTAL INVESTMENT SECURITIES (Cost $23,666,875)—100.5%		26,948,393
Net other assets (liabilities)—(0.5)%		(143,626)
NET ASSETS—100.0%		$26,804,767

*                               Non-income producing security

(a)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                  American Depositary Receipt

NYS                   New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Agriculture	$964,441	3.6%
Airlines	982,965	3.7%
Banks	4,069,155	15.1%
Beverages	1,715,372	6.4%
Electronics	563,178	2.1%
Food	752,062	2.8%
Gas	818,047	3.1%
Insurance	708,032	2.6%
Iron/Steel	552,199	2.1%
Metal Fabricate/Hardware	614,901	2.3%
Mining	2,480,238	9.3%
Oil & Gas	5,156,550	19.2%
Pharmaceuticals	2,428,444	9.1%
Semiconductors	1,185,917	4.4%
Software	915,193	3.4%
Telecommunications	2,852,699	10.6%
Other**	45,374	0.2%
Total	$26,804,767	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2014:

	Value	% of Net Assets
Belgium	$887,056	3.3%
Finland	640,942	2.4%
France	1,985,126	7.4%
Germany	915,193	3.4%
Ireland	982,965	3.7%
Luxembourg	1,167,100	4.4%
Netherlands	4,348,311	16.1%
Norway	1,032,514	3.9%
Spain	1,908,933	7.1%
Sweden	708,199	2.6%
United Kingdom	12,183,054	45.5%
Other**	45,374	0.2%
Total	$26,804,767	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

114 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (65.2%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	2,601	$366,455
AbbVie, Inc. (Pharmaceuticals)	0.3%	6,579	344,345
Altria Group, Inc. (Agriculture)	0.3%	8,262	335,437
Amazon.com, Inc.* (Internet)	0.4%	1,530	478,874
American Express Co. (Diversified Financial Services)	0.3%	3,774	332,112
Amgen, Inc. (Biotechnology)	0.4%	3,162	402,807
Apple Computer, Inc. (Computers)	2.2%	25,041	2,393,167
AT&T, Inc. (Telecommunications)	0.7%	21,522	765,968
Bank of America Corp. (Banks)	0.6%	43,656	665,754
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.9%	7,446	933,953
Biogen Idec, Inc.* (Biotechnology)	0.3%	969	324,024
Boeing Co. (Aerospace/Defense)	0.3%	2,805	337,946
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	6,885	348,519
Chevron Corp. (Oil & Gas)	1.0%	7,905	1,021,642
Cisco Systems, Inc. (Telecommunications)	0.5%	21,267	536,566
Citigroup, Inc. (Banks)	0.6%	12,597	616,119
Coca-Cola Co. (Beverages)	0.6%	15,708	617,168
Comcast Corp.—Class A (Media)	0.5%	10,812	580,930
ConocoPhillips (Oil & Gas)	0.4%	5,100	420,750
CVS Caremark Corp. (Retail)	0.3%	4,845	369,964
Exxon Mobil Corp. (Oil & Gas)	1.6%	17,799	1,761,034
Facebook, Inc.—Class A* (Internet)	0.5%	7,140	518,721
General Electric Co. (Miscellaneous Manufacturing)	1.0%	41,616	1,046,642
Gilead Sciences, Inc.* (Biotechnology)	0.5%	6,375	583,631
Google, Inc.—Class C* (Internet)	0.6%	1,173	670,486
Google, Inc.—Class A* (Internet)	0.6%	1,173	679,811
Intel Corp. (Semiconductors)	0.7%	20,655	699,997
International Business Machines Corp. (Computers)	0.7%	3,927	752,688
J.P. Morgan Chase & Co. (Banks)	0.8%	15,708	905,880
Johnson & Johnson (Pharmaceuticals)	1.1%	11,730	1,174,055
McDonald’s Corp. (Retail)	0.4%	4,080	385,805
Merck & Co., Inc. (Pharmaceuticals)	0.6%	12,138	688,710
Microsoft Corp. (Software)	1.2%	31,212	1,347,110
Oracle Corp. (Software)	0.5%	14,229	574,709
PepsiCo, Inc. (Beverages)	0.5%	6,273	552,651
Pfizer, Inc. (Pharmaceuticals)	0.7%	26,469	759,660
Philip Morris International, Inc. (Agriculture)	0.5%	6,528	535,361
Procter & Gamble Co. (Cosmetics/Personal Care)	0.8%	11,220	867,530
Qualcomm, Inc. (Semiconductors)	0.5%	6,987	514,942
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	5,406	585,957
The Home Depot, Inc. (Retail)	0.4%	5,661	457,693
Union Pacific Corp. (Transportation)	0.3%	3,774	371,021
United Technologies Corp. (Aerospace/Defense)	0.3%	3,519	370,024
UnitedHealth Group, Inc. (Healthcare-Services)	0.3%	4,080	330,685
Verizon Communications, Inc. (Telecommunications)	0.8%	17,187	866,569
Visa, Inc.—Class A (Diversified Financial Services)	0.4%	2,091	441,222
Wal-Mart Stores, Inc. (Retail)	0.4%	6,681	491,589
Walt Disney Co. (Media)	0.5%	6,681	573,764
Wells Fargo & Co. (Banks)	0.9%	19,890	1,012,402
Other Common Stocks	35.2%	695,590	38,433,970
TOTAL COMMON STOCKS (Cost $48,810,538)			71,146,819

Repurchase Agreements(a)(b) (30.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received 33,287,033	$33,287,000	$33,287,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,287,000)		33,287,000
TOTAL INVESTMENT SECURITIES (Cost $82,097,538)—95.7%		104,433,819
Net other assets (liabilities)—4.3%		4,720,254
NET ASSETS—100.0%		$109,154,073

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $17,865,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2014 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 115

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	90	9/22/14	$8,662,500	$(102,079)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/14	0.52%	$27,403,833	$(431,975)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/14	0.43%	17,529,525	(428,275)
				44,933,358	(860,250)

S&P 500	UBS AG	8/27/14	0.47%	69,887,723	(1,451,735)
SPDR S&P 500 ETF	UBS AG	8/27/14	0.47%	23,603,263	(568,142)
				93,490,986	(2,019,877)
				$138,424,344	$(2,880,127)

^                                Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$109,136	0.1%
Aerospace/Defense	1,357,284	1.2%
Agriculture	1,156,876	1.1%
Airlines	212,589	0.2%
Apparel	469,843	0.4%
Auto Manufacturers	556,156	0.5%
Auto Parts & Equipment	293,610	0.3%
Banks	5,284,069	4.8%
Beverages	1,520,191	1.4%
Biotechnology	1,916,462	1.8%
Building Materials	97,858	0.1%
Chemicals	1,822,941	1.7%
Coal	54,637	0.1%
Commercial Services	951,147	0.9%
Computers	4,377,833	4.0%
Cosmetics/Personal Care	1,199,339	1.1%
Distribution/Wholesale	180,402	0.2%
Diversified Financial Services	1,836,779	1.7%
Electric	1,912,204	1.8%
Electrical Components & Equipment	234,694	0.2%
Electronics	967,014	0.9%
Engineering & Construction	76,817	0.1%
Environmental Control	164,687	0.2%
Food	1,140,865	1.0%
Forest Products & Paper	114,633	0.1%
Gas	216,330	0.2%
Hand/Machine Tools	88,630	0.1%
Healthcare-Products	1,307,216	1.2%
Healthcare-Services	899,420	0.8%
Holding Companies-Diversified	32,765	NM
Home Builders	75,354	0.1%
Home Furnishings	76,864	0.1%
Household Products/Wares	227,784	0.2%
Housewares	38,099	NM
Insurance	2,909,865	2.7%
Internet	3,303,904	3.0%
Iron/Steel	83,873	0.1%
Leisure Time	123,251	0.1%
Lodging	236,781	0.2%
Machinery-Construction & Mining	286,229	0.3%
Machinery-Diversified	419,698	0.4%
Media	2,602,501	2.4%
Metal Fabricate/Hardware	140,026	0.1%
Mining	292,845	0.3%
Miscellaneous Manufacturing	2,203,494	2.0%
Office/Business Equipment	82,268	0.1%
Oil & Gas	5,854,396	5.3%
Oil & Gas Services	1,216,537	1.1%
Packaging & Containers	97,172	0.1%
Pharmaceuticals	5,134,029	4.7%
Pipelines	431,466	0.4%
Real Estate	36,175	NM
REIT	1,571,975	1.4%
Retail	4,198,097	3.8%
Savings & Loans	37,906	NM
Semiconductors	2,208,922	2.0%
Software	2,813,067	2.6%
Telecommunications	2,562,035	2.3%
Textiles	31,816	NM
Toys/Games/Hobbies	73,519	0.1%
Transportation	1,224,444	1.1%
Other**	38,007,254	34.8%
Total	$109,154,073	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

116 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (63.9%)

	Shares	Value
3D Systems Corp.* (Computers)	2,702	$135,451
Aaron’s, Inc. (Commercial Services)	1,930	50,913
Abercrombie & Fitch Co.—Class A (Retail)	1,930	75,926
ACI Worldwide, Inc.* (Software)	2,895	54,252
Acuity Brands, Inc. (Electrical Components & Equipment)	1,158	124,219
Acxiom Corp.* (Software)	2,123	38,893
ADTRAN, Inc. (Telecommunications)	1,544	34,339
Advance Auto Parts, Inc. (Retail)	1,930	233,742
Advanced Micro Devices, Inc.* (Semiconductors)	17,177	67,162
Advent Software, Inc. (Software)	1,158	37,589
Aecom Technology Corp.* (Engineering & Construction)	2,702	91,733
AGCO Corp. (Machinery-Diversified)	2,316	112,812
Alaska Air Group, Inc. (Airlines)	3,474	152,752
Albemarle Corp. (Chemicals)	2,123	130,225
Alexander & Baldwin, Inc. (Real Estate)	1,158	44,201
Alexandria Real Estate Equities, Inc. (REIT)	1,930	151,698
Align Technology, Inc.* (Healthcare-Products)	1,930	104,625
Alleghany Corp.* (Insurance)	386	159,746
Alliant Energy Corp. (Electric)	2,895	163,568
Alliant Techsystems, Inc. (Aerospace/Defense)	772	100,306
Allscripts Healthcare Solutions, Inc.* (Software)	4,246	67,596
AMC Networks, Inc.*—Class A (Media)	1,544	92,439
American Campus Communities, Inc. (REIT)	2,702	105,162
American Eagle Outfitters, Inc. (Retail)	4,439	47,320
American Financial Group, Inc. (Insurance)	1,930	108,061
ANN, Inc.* (Retail)	1,158	42,557
ANSYS, Inc.* (Software)	2,509	193,043
AOL, Inc.* (Internet)	2,123	81,842
Apollo Group, Inc.*—Class A (Commercial Services)	2,702	75,467
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,737	106,131
Aqua America, Inc. (Water)	4,632	110,149
ARRIS Group, Inc.* (Telecommunications)	3,088	105,517
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,702	156,581
Arthur J. Gallagher & Co. (Insurance)	4,246	191,070
Ascena Retail Group, Inc.* (Retail)	3,474	55,792
Ashland, Inc. (Chemicals)	1,930	201,974
Aspen Insurance Holdings, Ltd. (Insurance)	1,737	69,497
Associated Banc-Corp. (Banks)	4,246	76,088
Astoria Financial Corp. (Savings & Loans)	2,316	29,830
Atmel Corp.* (Semiconductors)	11,194	91,791
Atmos Energy Corp. (Gas)	2,702	130,561
Atwood Oceanics, Inc.* (Oil & Gas)	1,544	74,344
Avnet, Inc. (Electronics)	3,667	155,224
Bally Technologies, Inc.* (Entertainment)	965	58,064
BancorpSouth, Inc. (Banks)	2,316	48,335
Bank of Hawaii Corp. (Banks)	1,158	66,214
BE Aerospace, Inc.* (Aerospace/Defense)	2,702	230,048
Belden, Inc. (Electrical Components & Equipment)	1,158	78,628
Big Lots, Inc.* (Retail)	1,544	67,550
Bill Barrett Corp.* (Oil & Gas)	1,351	32,438
BioMed Realty Trust, Inc. (REIT)	5,018	107,887
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	579	66,579
Black Hills Corp. (Electric)	1,158	61,038
Brinker International, Inc. (Retail)	1,737	77,887
Broadridge Financial Solutions, Inc. (Software)	3,281	132,454
Brown & Brown, Inc. (Insurance)	3,088	95,049
Brunswick Corp. (Leisure Time)	2,509	101,188
Cabela’s, Inc.* (Retail)	1,158	67,581
Cabot Corp. (Chemicals)	1,544	80,890
Cadence Design Systems, Inc.* (Computers)	7,720	129,928
Camden Property Trust (REIT)	2,316	167,586
CARBO Ceramics, Inc. (Oil & Gas Services)	579	72,109
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,737	138,995
Carpenter Technology Corp. (Iron/Steel)	1,351	73,143
Carter’s, Inc. (Apparel)	1,351	103,433
Cathay Bancorp, Inc. (Banks)	1,930	49,389
CBOE Holdings, Inc. (Diversified Financial Services)	2,316	112,257
Charles River Laboratories International, Inc.* (Biotechnology)	1,351	73,238
Chico’s FAS, Inc. (Retail)	4,053	64,078
Church & Dwight, Inc. (Household Products/Wares)	3,667	235,348
Ciena Corp.* (Telecommunications)	2,702	52,770
Cinemark Holdings, Inc. (Entertainment)	2,702	88,626
City National Corp. (Banks)	1,351	101,663
Civeo Corp.* (Commercial Services)	2,895	73,533
Clarcor, Inc. (Miscellaneous Manufacturing)	1,351	80,128
Clean Harbors, Inc.* (Environmental Control)	1,544	88,981
Cleco Corp. (Electric)	1,544	86,063
Cliffs Natural Resources, Inc. (Iron/Steel)	4,053	70,725
Commerce Bancshares, Inc. (Banks)	2,123	95,662
Commercial Metals Co. (Iron/Steel)	3,088	53,237
Community Health Systems, Inc.* (Healthcare-Services)	3,088	147,298
CommVault Systems, Inc.* (Software)	1,158	55,607
Compass Minerals International, Inc. (Mining)	965	83,009
Compuware Corp. (Software)	5,790	52,689
Concur Technologies, Inc.* (Software)	1,351	125,589
Convergys Corp. (Commercial Services)	2,702	52,392
Conversant, Inc.* (Internet)	1,737	40,594
Con-way, Inc. (Transportation)	1,544	76,196
Copart, Inc.* (Retail)	2,895	96,635
CoreLogic, Inc.* (Commercial Services)	2,509	68,245
Corporate Office Properties Trust (REIT)	2,316	65,705
Corrections Corp. of America (REIT)	3,088	99,495
Covance, Inc.* (Healthcare-Services)	1,544	129,572
Crane Co. (Miscellaneous Manufacturing)	1,351	92,692
Cree, Inc.* (Semiconductors)	3,281	154,962
CST Brands, Inc. (Retail)	1,930	64,520
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,930	117,536
Cullen/Frost Bankers, Inc. (Banks)	1,351	105,337
Cypress Semiconductor Corp. (Semiconductors)	3,860	39,025
Cytec Industries, Inc. (Chemicals)	965	97,320
Dean Foods Co. (Food)	2,509	38,438
Deckers Outdoor Corp.* (Apparel)	965	85,412
Deluxe Corp. (Commercial Services)	1,351	74,319
DeVry, Inc. (Commercial Services)	1,544	61,714
Dick’s Sporting Goods, Inc. (Retail)	2,702	114,916
Diebold, Inc. (Computers)	1,737	65,450
Domino’s Pizza, Inc. (Retail)	1,544	111,168
Domtar Corp. (Forest Products & Paper)	1,737	62,393
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,474	134,756
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,930	38,600

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 117

Common Stocks, continued

	Shares	Value
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,930	$114,854
Dril-Quip, Inc.* (Oil & Gas Services)	1,158	116,692
DST Systems, Inc. (Computers)	965	86,918
Duke Realty Corp. (REIT)	8,685	156,243
Eagle Materials, Inc. (Building Materials)	1,351	122,698
East West Bancorp, Inc. (Banks)	3,860	131,472
Eaton Vance Corp. (Diversified Financial Services)	3,281	115,262
Endo International PLC* (Pharmaceuticals)	3,667	245,983
Energen Corp. (Oil & Gas)	1,930	157,546
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,544	177,189
Equinix, Inc.* (Internet)	1,351	289,816
Equity One, Inc. (REIT)	1,737	40,333
Esterline Technologies Corp.* (Aerospace/Defense)	772	83,801
Everest Re Group, Ltd. (Insurance)	1,158	180,544
Exelis, Inc. (Aerospace/Defense)	5,018	84,503
Extra Space Storage, Inc. (REIT)	2,895	149,758
FactSet Research Systems, Inc. (Media)	965	115,925
Fair Isaac Corp. (Software)	965	55,150
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,281	49,937
Federal Realty Investment Trust (REIT)	1,737	212,088
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,509	70,804
FEI Co. (Electronics)	1,158	88,703
First American Financial Corp. (Insurance)	2,895	78,570
First Horizon National Corp. (Banks)	6,176	72,753
First Niagara Financial Group, Inc. (Savings & Loans)	9,457	81,330
FirstMerit Corp. (Banks)	4,439	78,126
Flowers Foods, Inc. (Food)	4,632	88,425
Foot Locker, Inc. (Retail)	3,860	183,466
Fortinet, Inc.* (Telecommunications)	3,667	90,025
Fortune Brands Home & Security, Inc. (Building Materials)	4,439	167,750
FTI Consulting, Inc.* (Commercial Services)	1,158	42,800
Fulton Financial Corp. (Banks)	5,018	56,904
Gartner Group, Inc.* (Commercial Services)	2,316	158,460
GATX Corp. (Trucking & Leasing)	1,158	71,796
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,351	134,735
Gentex Corp. (Electronics)	3,860	111,554
Global Payments, Inc. (Commercial Services)	1,930	133,691
Graco, Inc. (Machinery-Diversified)	1,544	114,488
Granite Construction, Inc. (Engineering & Construction)	965	31,411
Great Plains Energy, Inc. (Electric)	4,053	100,474
Greif, Inc.—Class A (Packaging & Containers)	772	38,739
GUESS?, Inc. (Retail)	1,544	40,159
Gulfport Energy Corp.* (Oil & Gas)	2,316	123,698
Hancock Holding Co. (Banks)	2,123	68,870
Hanesbrands, Inc. (Apparel)	2,702	264,012
Hanover Insurance Group, Inc. (Insurance)	1,158	66,944
Harsco Corp. (Miscellaneous Manufacturing)	2,123	53,648
Hawaiian Electric Industries, Inc. (Electric)	2,702	63,821
HCC Insurance Holdings, Inc. (Insurance)	2,702	126,129
Health Net, Inc.* (Healthcare-Services)	2,123	87,446
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,509	63,804
Henry Schein, Inc.* (Healthcare-Products)	2,316	269,235
Herman Miller, Inc. (Office Furnishings)	1,544	45,146
Highwoods Properties, Inc. (REIT)	2,316	97,434
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,544	60,834
Hillshire Brands Co. (Food)	3,281	205,948
HMS Holdings Corp.* (Commercial Services)	2,316	42,638
HNI Corp. (Office Furnishings)	1,158	40,924
HollyFrontier Corp. (Oil & Gas)	5,211	244,969
Hologic, Inc.* (Healthcare-Products)	7,334	191,197
Home Properties, Inc. (REIT)	1,544	101,580
Hospitality Properties Trust (REIT)	4,053	115,794
HSN, Inc. (Retail)	965	53,934
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,351	157,986
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,351	122,833
IDACORP, Inc. (Electric)	1,351	72,346
IDEX Corp. (Machinery-Diversified)	2,123	160,966
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,351	168,172
Informatica Corp.* (Software)	2,895	91,829
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,053	116,321
Ingredion, Inc. (Food)	1,930	142,106
Integrated Device Technology, Inc.* (Semiconductors)	3,667	52,658
InterDigital, Inc. (Telecommunications)	1,158	51,056
International Bancshares Corp. (Banks)	1,544	39,140
International Game Technology (Entertainment)	6,562	111,094
International Rectifier Corp.* (Semiconductors)	1,930	47,941
International Speedway Corp.—Class A (Entertainment)	772	23,407
Intersil Corp.—Class A (Semiconductors)	3,474	44,571
Itron, Inc.* (Electronics)	965	34,721
ITT Corp. (Miscellaneous Manufacturing)	2,509	115,339
J.B. Hunt Transport Services, Inc. (Transportation)	2,509	193,846
J.C. Penney Co., Inc.* (Retail)	8,106	76,034
Jack Henry & Associates, Inc. (Computers)	2,316	135,139
Janus Capital Group, Inc. (Diversified Financial Services)	4,053	46,164
Jarden Corp.* (Household Products/Wares)	3,088	172,619
JDS Uniphase Corp.* (Telecommunications)	6,176	73,309
JetBlue Airways Corp.* (Airlines)	5,983	64,138
John Wiley & Sons, Inc. (Media)	1,158	69,584
Jones Lang LaSalle, Inc. (Real Estate)	1,158	143,245
Kate Spade & Co.* (Retail)	3,281	124,120
KB Home (Home Builders)	2,316	37,751
KBR, Inc. (Engineering & Construction)	3,860	79,748
Kemper Corp. (Insurance)	1,351	46,758
Kennametal, Inc. (Hand/Machine Tools)	2,123	89,760
Kilroy Realty Corp. (REIT)	2,123	131,286
Kirby Corp.* (Transportation)	1,544	179,814
Knowles Corp.* (Telecommunications)	2,316	67,349
Lamar Advertising Co.—Class A (Advertising)	1,737	87,111
Lancaster Colony Corp. (Food)	579	50,576
Landstar System, Inc. (Transportation)	1,158	76,579
LaSalle Hotel Properties (REIT)	2,702	94,003
Leidos Holdings, Inc. (Commercial Services)	1,737	64,165
Lennox International, Inc. (Building Materials)	1,158	98,801
Lexmark International, Inc.—Class A (Computers)	1,737	83,428
Liberty Property Trust (REIT)	3,860	135,756

See accompanying notes to the financial statements.

118 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Life Time Fitness, Inc.* (Leisure Time)	965	$37,973
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,158	83,052
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,123	141,052
Live Nation, Inc.* (Commercial Services)	3,860	89,591
LKQ Corp.* (Distribution/Wholesale)	7,913	206,965
Louisiana-Pacific Corp.* (Building Materials)	3,667	49,651
M.D.C. Holdings, Inc. (Home Builders)	965	26,026
Mack-Cali Realty Corp. (REIT)	2,316	48,868
Mallinckrodt PLC* (Pharmaceuticals)	1,544	107,493
Manpower, Inc. (Commercial Services)	2,123	165,360
MDU Resources Group, Inc. (Electric)	5,018	158,117
Mednax, Inc.* (Healthcare-Services)	2,702	159,904
Mentor Graphics Corp. (Computers)	2,509	49,553
Mercury General Corp. (Insurance)	965	47,497
Meredith Corp. (Media)	965	44,313
Mettler Toledo International, Inc.* (Electronics)	772	198,512
Micros Systems, Inc.* (Computers)	1,930	130,526
Mid-America Apartment Communities, Inc. (REIT)	1,930	134,946
Minerals Technologies, Inc. (Chemicals)	965	56,038
MSA Safety, Inc. (Environmental Control)	772	39,974
MSC Industrial Direct Co.—Class A (Retail)	1,158	98,766
MSCI, Inc.*—Class A (Software)	3,088	139,732
Murphy USA, Inc.* (Oil & Gas)	1,158	57,228
National Fuel Gas Co. (Gas)	2,316	159,595
National Instruments Corp. (Electronics)	2,509	79,887
National Retail Properties, Inc. (REIT)	3,281	116,705
NCR Corp.* (Computers)	4,439	137,387
NeuStar, Inc.*—Class A (Telecommunications)	1,544	43,016
New York Community Bancorp (Savings & Loans)	11,773	186,955
NewMarket Corp. (Chemicals)	386	149,382
Nordson Corp. (Machinery-Diversified)	1,544	116,062
NOW, Inc.* (Oil & Gas Services)	2,895	93,190
NVR, Inc.* (Home Builders)	193	217,407
Oceaneering International, Inc. (Oil & Gas Services)	2,895	196,598
Office Depot, Inc.* (Retail)	12,931	64,784
OGE Energy Corp. (Electric)	5,211	187,335
Oil States International, Inc.* (Oil & Gas Services)	1,351	82,803
Old Dominion Freight Line, Inc.* (Transportation)	1,930	122,516
Old Republic International Corp. (Insurance)	6,369	91,650
Olin Corp. (Chemicals)	2,123	56,408
OMEGA Healthcare Investors, Inc. (REIT)	3,281	119,888
Omnicare, Inc. (Pharmaceuticals)	2,702	168,875
ONE Gas, Inc. (Gas)	1,351	48,636
Oshkosh Truck Corp. (Auto Manufacturers)	2,316	107,046
Owens & Minor, Inc. (Distribution/Wholesale)	1,737	57,477
Packaging Corp. of America (Packaging & Containers)	2,509	165,995
PacWest Bancorp (Banks)	2,509	104,550
Panera Bread Co.*—Class A (Retail)	772	113,716
Patterson-UTI Energy, Inc. (Oil & Gas)	3,860	132,590
Plantronics, Inc. (Telecommunications)	1,158	54,391
PNM Resources, Inc. (Electric)	2,123	54,455
Polaris Industries, Inc. (Leisure Time)	1,737	256,277
Polycom, Inc.* (Telecommunications)	3,667	47,011
PolyOne Corp. (Chemicals)	2,509	95,217
Post Holdings, Inc.* (Food)	1,158	52,017
Potlatch Corp. (REIT)	1,158	47,825
Primerica, Inc. (Insurance)	1,351	62,254
Prosperity Bancshares, Inc. (Banks)	1,544	89,753
Protective Life Corp. (Insurance)	2,123	147,294
PTC, Inc.* (Software)	3,088	111,044
Questar Corp. (Gas)	4,632	103,016
R.R. Donnelley & Sons Co. (Commercial Services)	5,211	90,463
Rackspace Hosting, Inc.* (Internet)	3,088	93,536
Raymond James Financial Corp. (Diversified Financial Services)	3,281	167,166
Rayonier Advanced Materials, Inc.* (Chemicals)	1,158	37,589
Rayonier, Inc. (REIT)	3,281	111,751
Realty Income Corp. (REIT)	5,790	249,260
Regal-Beloit Corp. (Hand/Machine Tools)	1,158	81,396
Regency Centers Corp. (REIT)	2,509	136,389
Reinsurance Group of America, Inc. (Insurance)	1,737	139,412
Reliance Steel & Aluminum Co. (Iron/Steel)	2,123	144,896
RenaissanceRe Holdings (Insurance)	1,158	113,264
Rent-A-Center, Inc. (Commercial Services)	1,351	32,343
ResMed, Inc. (Healthcare-Products)	3,667	189,731
RF Micro Devices, Inc.* (Telecommunications)	7,527	84,001
Riverbed Technology, Inc.* (Computers)	4,246	76,003
Rock-Tenn Co.—Class A (Packaging & Containers)	1,930	191,900
Rollins, Inc. (Commercial Services)	1,737	49,174
Rosetta Resources, Inc.* (Oil & Gas)	1,544	78,852
Rovi Corp.* (Semiconductors)	2,509	58,635
Royal Gold, Inc. (Mining)	1,737	131,265
RPM, Inc. (Chemicals)	3,474	153,481
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,737	229,127
Science Applications International Corp. (Computers)	1,158	48,370
SEI Investments Co. (Commercial Services)	3,667	131,352
Semtech Corp.* (Semiconductors)	1,737	38,787
Senior Housing Properties Trust (REIT)	5,404	123,535
Sensient Technologies Corp. (Chemicals)	1,351	70,928
Service Corp. International (Commercial Services)	5,597	117,536
Signature Bank* (Banks)	1,351	154,542
Signet Jewelers, Ltd. (Retail)	2,123	216,100
Silgan Holdings, Inc. (Packaging & Containers)	1,158	56,997
Silicon Laboratories, Inc.* (Semiconductors)	965	39,304
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,544	123,829
Skyworks Solutions, Inc. (Semiconductors)	5,018	254,715
SL Green Realty Corp. (REIT)	2,509	270,469
SLM Corp. (Diversified Financial Services)	11,194	99,179
SM Energy Co. (Oil & Gas)	1,737	136,424
Smith Corp. (Miscellaneous Manufacturing)	1,930	90,131
SolarWinds, Inc.* (Software)	1,737	71,460
Solera Holdings, Inc. (Software)	1,737	111,168
Sonoco Products Co. (Packaging & Containers)	2,702	105,756
Sotheby’s—Class A (Commercial Services)	1,737	68,872
SPX Corp. (Miscellaneous Manufacturing)	1,158	114,793
StanCorp Financial Group, Inc. (Insurance)	1,158	69,874
Steel Dynamics, Inc. (Iron/Steel)	5,983	126,899
STERIS Corp. (Healthcare-Products)	1,544	78,559
SunEdison, Inc.* (Semiconductors)	6,562	131,240
Superior Energy Services, Inc. (Oil & Gas Services)	4,053	136,181
SUPERVALU, Inc.* (Food)	5,211	47,785

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 119

Common Stocks, continued

	Shares	Value
SVB Financial Group* (Banks)	1,351	$147,286
Synopsys, Inc.* (Computers)	4,053	153,081
Synovus Financial Corp. (Banks)	3,667	86,358
Taubman Centers, Inc. (REIT)	1,737	127,774
TCF Financial Corp. (Banks)	4,439	70,181
Tech Data Corp.* (Electronics)	965	60,592
Techne Corp. (Healthcare-Products)	965	90,054
Teleflex, Inc. (Healthcare-Products)	1,158	124,763
Telephone & Data Systems, Inc. (Telecommunications)	2,702	67,550
Tempur-Pedic International, Inc.* (Home Furnishings)	1,544	84,472
Teradyne, Inc. (Semiconductors)	5,211	94,944
Terex Corp. (Machinery-Construction & Mining)	2,895	99,906
The Cheesecake Factory, Inc. (Retail)	1,158	49,655
The Cooper Cos., Inc. (Healthcare-Products)	1,351	217,349
The Corporate Executive Board Co. (Commercial Services)	965	59,898
The Hain Celestial Group, Inc.* (Food)	1,351	115,511
The New York Times Co.—Class A (Media)	3,281	40,980
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,158	61,606
The Timken Co. (Metal Fabricate/Hardware)	2,123	94,049
The Valspar Corp. (Chemicals)	2,123	159,330
The Wendy’s Co. (Retail)	6,948	56,626
Thor Industries, Inc. (Home Builders)	1,158	61,339
Thoratec Corp.* (Healthcare-Products)	1,544	50,180
Tibco Software, Inc.* (Internet)	4,053	78,223
Tidewater, Inc. (Transportation)	1,351	63,862
Time, Inc.* (Media)	2,895	69,770
TimkenSteel Corp.* (Metal Fabricate/Hardware)	965	41,987
Toll Brothers, Inc.* (Home Builders)	4,246	138,802
Tootsie Roll Industries, Inc. (Food)	579	15,245
Towers Watson & Co.—Class A (Commercial Services)	1,737	177,209
Trimble Navigation, Ltd.* (Electronics)	6,948	214,693
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,053	176,874
Triumph Group, Inc. (Aerospace/Defense)	1,351	85,586
Trustmark Corp. (Banks)	1,737	40,003
Tupperware Corp. (Household Products/Wares)	1,351	98,326
tw telecom, Inc.* (Telecommunications)	3,667	149,394
UDR, Inc. (REIT)	6,562	190,823
UGI Corp. (Gas)	3,088	149,891
Umpqua Holdings Corp. (Banks)	4,439	75,108
Unit Corp.* (Oil & Gas)	1,158	73,359
United Natural Foods, Inc.* (Food)	1,351	79,196
United Rentals, Inc.* (Commercial Services)	2,509	265,703
United States Steel Corp. (Iron/Steel)	3,860	129,271
United Therapeutics Corp.* (Biotechnology)	1,158	105,309
Universal Corp. (Agriculture)	579	30,067
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,316	246,887
URS Corp. (Engineering & Construction)	1,737	99,477
Valley National Bancorp (Banks)	5,211	49,921
Valmont Industries, Inc. (Metal Fabricate/Hardware)	772	112,426
VCA Antech, Inc.* (Pharmaceuticals)	2,316	86,364
Vectren Corp. (Gas)	2,123	80,865
VeriFone Systems, Inc.* (Computers)	2,895	97,011
Vishay Intertechnology, Inc. (Electronics)	3,667	54,015
W.R. Berkley Corp. (Insurance)	2,702	120,536
Wabtec Corp. (Machinery-Diversified)	2,509	202,426
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,316	122,262
Washington Federal, Inc. (Savings & Loans)	2,702	56,634
Washington Prime Group, Inc.* (REIT)	4,053	76,561
Waste Connections, Inc. (Environmental Control)	3,281	155,322
Watsco, Inc. (Distribution/Wholesale)	772	69,148
Webster Financial Corp. (Banks)	2,316	66,400
Weingarten Realty Investors (REIT)	2,895	95,274
WellCare Health Plans, Inc.* (Healthcare-Services)	1,158	72,236
Werner Enterprises, Inc. (Transportation)	1,158	28,464
Westamerica Bancorp (Banks)	772	36,917
Westar Energy, Inc. (Electric)	3,474	125,203
WEX, Inc.* (Commercial Services)	965	104,143
WGL Holdings, Inc. (Gas)	1,351	52,662
Whitewave Foods Co.* (Food)	4,632	137,987
Williams-Sonoma, Inc. (Retail)	2,316	155,334
Woodward, Inc. (Electronics)	1,544	77,138
World Fuel Services Corp. (Retail)	1,930	82,894
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,351	51,676
WPX Energy, Inc.* (Oil & Gas)	5,404	111,160
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,351	108,175
TOTAL COMMON STOCKS (Cost $26,517,301)		41,194,209

Repurchase Agreements(a)(b) (40.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $25,909,026	$25,909,000	$25,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,909,000)		25,909,000
TOTAL INVESTMENT SECURITIES (Cost $52,426,301)—104.1%		67,103,209
Net other assets (liabilities)—(4.1)%		(2,634,738)
NET ASSETS—100.0%		$64,468,471

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $13,040,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

120 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	100	9/22/14	$13,669,000	$(355,907)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/27/14	0.52%	$4,201,718	$(99,251)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/14	0.27%	5,993,136	(143,537)
				10,194,854	(242,788)

S&P MidCap 400	UBS AG	8/27/14	0.42%	43,636,442	(1,084,502)
SPDR S&P MidCap 400 ETF	UBS AG	8/27/14	0.42%	20,212,766	(532,532)
				63,849,208	(1,617,034)
				$74,044,062	$(1,859,822)

^                  Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraMid-Cap ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$87,111	0.1%
Aerospace/Defense	584,244	0.9%
Agriculture	30,067	NM
Airlines	216,890	0.3%
Apparel	452,857	0.7%
Auto Manufacturers	107,046	0.2%
Banks	1,910,973	3.0%
Biotechnology	362,662	0.6%
Building Materials	438,899	0.7%
Chemicals	1,288,783	2.0%
Commercial Services	2,249,981	3.5%
Computers	1,328,245	2.1%
Distribution/Wholesale	606,492	0.9%
Diversified Financial Services	733,093	1.1%
Electric	1,072,420	1.7%
Electrical Components & Equipment	538,022	0.8%
Electronics	1,075,039	1.7%
Engineering & Construction	302,369	0.5%
Entertainment	319,791	0.5%
Environmental Control	284,277	0.4%
Food	973,233	1.5%
Forest Products & Paper	62,393	0.1%
Gas	725,226	1.1%
Hand/Machine Tools	312,208	0.5%
Healthcare-Products	1,668,527	2.6%
Healthcare-Services	926,394	1.4%
Home Builders	481,325	0.7%
Home Furnishings	84,472	0.1%
Household Products/Wares	567,899	0.9%
Insurance	1,914,150	3.0%
Internet	584,010	0.9%
Iron/Steel	598,171	0.9%
Leisure Time	395,438	0.6%
Machinery-Construction & Mining	99,906	0.2%
Machinery-Diversified	814,929	1.3%
Media	433,011	0.7%
Metal Fabricate/Hardware	300,138	0.5%
Mining	214,274	0.3%
Miscellaneous Manufacturing	1,103,485	1.7%
Office Furnishings	86,070	0.1%
Oil & Gas	1,222,609	1.9%
Oil & Gas Services	876,232	1.4%
Packaging & Containers	559,387	0.9%
Pharmaceuticals	837,842	1.3%
Real Estate	187,445	0.3%
REIT	3,781,878	5.8%
Retail	2,435,261	3.7%
Savings & Loans	354,749	0.6%
Semiconductors	1,165,672	1.8%
Shipbuilding	122,833	0.2%
Software	1,338,096	2.1%
Telecommunications	919,728	1.4%
Transportation	876,012	1.4%
Trucking & Leasing	71,796	0.1%
Water	110,149	0.2%
Other**	23,274,262	36.1%
Total	$64,468,471	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2014 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 121

Common Stocks (60.1%)

	Percentage of Net Assets	Shares	Value
Aspen Technology, Inc.* (Software)	0.2%	1,860	$80,798
Belden, Inc. (Electrical Components & Equipment)	0.1%	930	63,147
Brunswick Corp. (Leisure Time)	0.1%	1,860	75,014
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	1,085	64,352
Cleco Corp. (Electric)	0.1%	1,240	69,117
CNO Financial Group, Inc. (Insurance)	0.1%	4,495	72,730
Cognex Corp.* (Machinery-Diversified)	0.1%	1,705	69,871
Dana Holding Corp. (Auto Parts & Equipment)	0.1%	3,255	72,846
Darling International, Inc.* (Environmental Control)	0.1%	3,410	63,835
Diamondback Energy, Inc.* (Oil & Gas)	0.1%	775	63,727
Esterline Technologies Corp.* (Aerospace/Defense)	0.1%	620	67,301
FEI Co. (Electronics)	0.1%	930	71,238
FirstMerit Corp. (Banks)	0.1%	3,410	60,016
Generac Holdings, Inc.* (Electrical Components & Equipment)	0.1%	1,395	60,544
Graphic Packaging Holding Co.* (Packaging & Containers)	0.2%	6,665	79,980
HealthSouth Corp. (Healthcare-Services)	0.1%	1,860	71,293
HEICO Corp. (Aerospace/Defense)	0.1%	1,395	68,578
Highwoods Properties, Inc. (REIT)	0.1%	1,860	78,249
Idenix Pharmaceuticals, Inc.* (Biotechnology)	0.1%	2,480	60,562
InterMune, Inc.* (Biotechnology)	0.2%	2,015	88,397
Investors Bancorp, Inc. (Savings & Loans)	0.1%	7,285	75,401
Isis Pharmaceuticals, Inc.* (Biotechnology)	0.1%	2,325	72,051
Kodiak Oil & Gas Corp.* (Oil & Gas)	0.2%	5,425	84,304
LaSalle Hotel Properties (REIT)	0.1%	2,170	75,493
Moog, Inc.—Class A* (Aerospace/Defense)	0.1%	930	61,399
NPS Pharmaceuticals, Inc.* (Biotechnology)	0.1%	2,170	60,629
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	775	71,299
PAREXEL International Corp.* (Commercial Services)	0.1%	1,240	66,414
PolyOne Corp. (Chemicals)	0.1%	1,860	70,587
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	0.1%	1,085	63,971
Prosperity Bancshares, Inc. (Banks)	0.2%	1,395	81,090
Puma Biotechnology, Inc.* (Biotechnology)	0.2%	465	103,100
RF Micro Devices, Inc.* (Telecommunications)	0.1%	5,890	65,732
RLJ Lodging Trust (REIT)	0.1%	2,635	73,884
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	1,240	63,327
SemGroup Corp.—Class A (Pipelines)	0.1%	930	71,685
SS&C Technologies Holdings, Inc.* (Software)	0.1%	1,395	60,416
STERIS Corp. (Healthcare-Products)	0.1%	1,240	63,090
Stifel Financial Corp.* (Diversified Financial Services)	0.1%	1,395	63,877
Team Health Holdings, Inc.* (Commercial Services)	0.1%	1,395	78,887
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	775	70,680
Tenneco, Inc.* (Auto Parts & Equipment)	0.2%	1,240	78,987
The Ultimate Software Group, Inc.* (Software)	0.2%	620	83,643
TriQuint Semiconductor, Inc.* (Semiconductors)	0.1%	3,565	64,098
U.S. Silica Holdings, Inc. (Mining)	0.1%	1,085	60,999
United Natural Foods, Inc.* (Food)	0.1%	1,085	63,602
WEX, Inc.* (Commercial Services)	0.2%	775	83,637
Woodward, Inc. (Electronics)	0.1%	1,395	69,694
Zumiez, Inc.* (Retail)	0.1%	2,790	77,701
Other Common Stocks	53.6%	1,819,081	28,409,332
TOTAL COMMON STOCKS (Cost $23,422,010)			31,890,604

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)		2,635	—
Leap Wireless International, Inc.*+(b) (Telecommunications)		1,900	4,788
Trius Therapeutics, Inc.*+(a) (Biotechnology)		1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)			4,788

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)		406	—
TOTAL WARRANT (Cost $—)			—

See accompanying notes to the financial statements.

122 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(c)(d) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received 13,099,013	$13,099,000	$13,099,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,099,000)		13,099,000
TOTAL INVESTMENT SECURITIES (Cost $36,525,798)—84.8%		44,994,392
Net other assets (liabilities)—15.2%		8,053,929
NET ASSETS—100.0%		$53,048,321

*                           Non-income producing security

+                           These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $7,555,000.

(d)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	54	9/22/14	$6,024,240	$(208,638)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/14	(0.48)%	$14,639,533	$(119,124)
Russell 2000 Index	Goldman Sachs International	8/27/14	(0.28)%	22,920,043	(216,243)
				37,559,576	(335,367)

iShares Russell 2000 ETF	UBS AG	8/27/14	(0.18)%	8,624,889	(124,169)
Russell 2000 Index	UBS AG	8/27/14	(0.03)%	21,942,490	(376,611)
				30,567,379	(500,780)
				$68,126,955	$(836,147)

^                            Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$73,019	0.1%
Aerospace/Defense	464,016	0.9%
Agriculture	97,762	0.2%
Airlines	95,528	0.2%
Apparel	203,822	0.4%
Auto Manufacturers	21,096	NM
Auto Parts & Equipment	409,598	0.8%
Banks	2,005,726	3.8%
Biotechnology	1,264,344	2.4%
Building Materials	344,523	0.6%
Chemicals	686,419	1.3%
Coal	100,733	0.2%
Commercial Services	1,803,995	3.4%
Computers	718,265	1.4%
Cosmetics/Personal Care	12,791	NM
Distribution/Wholesale	255,023	0.5%
Diversified Financial Services	750,034	1.4%
Electric	706,464	1.3%
Electrical Components & Equipment	357,294	0.7%
Electronics	615,383	1.2%
Energy-Alternate Sources	163,920	0.3%
Engineering & Construction	214,937	0.4%
Entertainment	252,089	0.5%
Environmental Control	211,659	0.4%
Food	468,836	0.9%
Forest Products & Paper	164,370	0.3%
Gas	333,413	0.6%
Hand/Machine Tools	39,765	0.1%
Healthcare-Products	1,152,903	2.2%
Healthcare-Services	500,768	0.9%
Holding Companies-Diversified	53,416	0.1%
Home Builders	188,105	0.4%
Home Furnishings	145,508	0.3%
Household Products/Wares	86,161	0.2%
Housewares	16,145	NM
Insurance	843,234	1.6%
Internet	766,576	1.4%
Investment Companies	35,414	0.1%

See accompanying notes to the financial statements.

July 31, 2014 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 123

	Value	% of Net Assets
Iron/Steel	$87,525	0.2%
Leisure Time	192,516	0.4%
Lodging	95,678	0.2%
Machinery-Diversified	229,532	0.4%
Media	429,595	0.8%
Metal Fabricate/Hardware	240,314	0.5%
Mining	298,632	0.6%
Miscellaneous Manufacturing	552,553	1.0%
Multi-National	23,010	NM
Office Furnishings	140,016	0.3%
Oil & Gas	1,141,632	2.2%
Oil & Gas Services	516,623	1.0%
Packaging & Containers	125,159	0.2%
Pharmaceuticals	1,018,996	1.9%
Pipelines	93,893	0.2%
Real Estate	182,012	0.3%
REIT	2,937,085	5.4%
Retail	1,717,591	3.2%
Savings & Loans	487,810	0.9%
Semiconductors	1,188,410	2.2%
Software	1,577,074	3.0%
Storage/Warehousing	58,615	0.1%
Telecommunications	1,072,265	2.0%
Toys/Games/Hobbies	12,310	NM
Transportation	695,423	1.3%
Trucking & Leasing	91,219	0.2%
Water	66,850	0.1%
Other**	21,152,929	39.9%
Total	$53,048,321	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to the financial statements.

124 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (76.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	5,208	$733,755
American Express Co. (Diversified Financial Services)	5,208	458,304
AT&T, Inc. (Telecommunications)	5,208	185,353
Boeing Co. (Aerospace/Defense)	5,208	627,460
Caterpillar, Inc. (Machinery-Construction & Mining)	5,208	524,706
Chevron Corp. (Oil & Gas)	5,208	673,081
Cisco Systems, Inc. (Telecommunications)	5,208	131,398
Coca-Cola Co. (Beverages)	5,208	204,622
E.I. du Pont de Nemours & Co. (Chemicals)	5,208	334,926
Exxon Mobil Corp. (Oil & Gas)	5,208	515,280
General Electric Co. (Miscellaneous Manufacturing)	5,208	130,981
Intel Corp. (Semiconductors)	5,208	176,499
International Business Machines Corp. (Computers)	5,208	998,217
J.P. Morgan Chase & Co. (Banks)	5,208	300,345
Johnson & Johnson (Pharmaceuticals)	5,208	521,269
McDonald’s Corp. (Retail)	5,208	492,468
Merck & Co., Inc. (Pharmaceuticals)	5,208	295,502
Microsoft Corp. (Software)	5,208	224,777
NIKE, Inc.—Class B (Apparel)	5,208	401,693
Pfizer, Inc. (Pharmaceuticals)	5,208	149,470
Procter & Gamble Co. (Cosmetics/Personal Care)	5,208	402,683
The Goldman Sachs Group, Inc. (Banks)	5,208	900,308
The Home Depot, Inc. (Retail)	5,208	421,067
The Travelers Cos., Inc. (Insurance)	5,208	466,428
United Technologies Corp. (Aerospace/Defense)	5,208	547,621
UnitedHealth Group, Inc. (Healthcare-Services)	5,208	422,108
Verizon Communications, Inc. (Telecommunications)	5,208	262,587
Visa, Inc.—Class A (Diversified Financial Services)	5,208	1,098,941
Wal-Mart Stores, Inc. (Retail)	5,208	383,205
Walt Disney Co. (Media)	5,208	447,263
TOTAL COMMON STOCKS (Cost $7,261,160)		13,432,317

Repurchase Agreements(a)(b) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $4,237,004	$4,237,000	$4,237,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,237,000)		4,237,000
TOTAL INVESTMENT SECURITIES (Cost $11,498,160)—100.3%		17,669,317
Net other assets (liabilities)—(0.3)%		(45,340)
NET ASSETS—100.0%		$17,623,977

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $2,733,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	31	9/22/14	$2,557,810	$(42,146)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/27/14	0.72%	$4,832,974	$(122,155)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/14	0.54%	1,418,350	(35,412)
				6,251,324	(157,567)

Dow Jones Industrial Average	UBS AG	8/27/14	0.47%	8,442,810	(210,846)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/14	0.42%	4,625,824	(115,447)
				13,068,634	(326,293)
				$19,319,958	$(483,860)

^                            Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 125

UltraDow 30 ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$1,175,081	6.7%
Apparel	401,693	2.3%
Banks	1,200,653	6.8%
Beverages	204,622	1.2%
Chemicals	334,926	1.9%
Computers	998,217	5.7%
Cosmetics/Personal Care	402,683	2.3%
Diversified Financial Services	1,557,245	8.7%
Healthcare-Services	422,108	2.4%
Insurance	466,428	2.6%
Machinery-Construction & Mining	524,706	3.0%
Media	447,263	2.5%
Miscellaneous Manufacturing	864,736	4.9%
Oil & Gas	1,188,361	6.7%
Pharmaceuticals	966,240	5.5%
Retail	1,296,741	7.4%
Semiconductors	176,499	1.0%
Software	224,777	1.3%
Telecommunications	579,338	3.3%
Other**	4,191,660	23.8%
Total	$17,623,977	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (54.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	22,052	$493,524
Adobe Systems, Inc.* (Software)	15,392	1,063,741
Akamai Technologies, Inc.* (Software)	5,476	323,194
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,068	964,751
Altera Corp. (Semiconductors)	9,620	314,766
Amazon.com, Inc.* (Internet)	14,208	4,446,962
Amgen, Inc. (Biotechnology)	23,384	2,978,888
Analog Devices, Inc. (Semiconductors)	9,620	477,441
Apple Computer, Inc. (Computers)	185,740	17,751,171
Applied Materials, Inc. (Semiconductors)	37,444	784,826
Autodesk, Inc.* (Software)	6,956	371,103
Automatic Data Processing, Inc. (Commercial Services)	14,800	1,203,388
Avago Technologies, Ltd. (Semiconductors)	7,696	533,948
Baidu, Inc.*ADR (Internet)	8,584	1,854,573
Bed Bath & Beyond, Inc.* (Retail)	6,216	393,411
Biogen Idec, Inc.* (Biotechnology)	7,252	2,424,996
Broadcom Corp.—Class A (Semiconductors)	16,428	628,535
C.H. Robinson Worldwide, Inc. (Transportation)	4,588	309,507
CA, Inc. (Software)	13,616	393,230
Catamaran Corp.* (Pharmaceuticals)	6,364	289,498
Celgene Corp.* (Biotechnology)	24,568	2,141,101
Cerner Corp.* (Software)	10,508	580,042
Charter Communications, Inc.*—Class A (Media)	3,404	525,986
Check Point Software Technologies, Ltd.* (Software)	5,920	401,790
Cisco Systems, Inc. (Telecommunications)	157,768	3,980,487
Citrix Systems, Inc.* (Software)	5,032	340,817
Cognizant Technology Solutions Corp.* (Computers)	18,796	921,944
Comcast Corp.—Class A (Media)	66,156	3,554,562
Costco Wholesale Corp. (Retail)	13,616	1,600,425
DIRECTV*—Class A (Media)	15,540	1,337,217
Discovery Communications, Inc.*—Class A (Media)	4,588	390,943
DISH Network Corp.*—Class A (Media)	6,808	421,143
Dollar Tree, Inc.* (Retail)	6,364	346,647
eBay, Inc.* (Internet)	39,072	2,063,002
Equinix, Inc.* (Internet)	1,480	317,490
Expedia, Inc. (Internet)	3,552	282,100
Expeditors International of Washington, Inc. (Transportation)	6,068	262,016
Express Scripts Holding Co.* (Pharmaceuticals)	23,828	1,659,621
F5 Networks, Inc.* (Internet)	2,368	266,613
Facebook, Inc.*—Class A (Internet)	61,420	4,462,163
Fastenal Co. (Distribution/Wholesale)	9,176	406,956
Fiserv, Inc.* (Software)	7,696	474,612
Garmin, Ltd. (Electronics)	6,068	333,983
Gilead Sciences, Inc.* (Biotechnology)	47,360	4,335,809
Google, Inc.*—Class C (Internet)	10,360	5,921,776
Google, Inc.*—Class A (Internet)	8,732	5,060,630
Henry Schein, Inc.* (Healthcare-Products)	2,664	309,690
Illumina, Inc.* (Biotechnology)	3,996	639,000
Intel Corp. (Semiconductors)	153,328	5,196,287
Intuit, Inc. (Software)	8,732	715,762
Intuitive Surgical, Inc.* (Healthcare-Products)	1,184	541,739
Keurig Green Mountain, Inc. (Beverages)	5,032	600,217
KLA-Tencor Corp. (Semiconductors)	5,180	370,318
Kraft Foods Group, Inc. (Food)	18,352	983,392
Liberty Global PLC*—Class A (Media)	6,660	277,056
Liberty Media Corp.* (Media)	3,256	153,195
Liberty Media Corp.*—Class C (Media)	6,512	306,064
Liberty Media Holding Corp.—Interactive Series A* (Internet)	14,208	398,534
Linear Technology Corp. (Semiconductors)	7,252	320,067
Marriott International, Inc.—Class A (Lodging)	9,028	584,202
Mattel, Inc. (Toys/Games/Hobbies)	10,508	372,246
Maxim Integrated Products, Inc. (Semiconductors)	8,732	255,935
Micron Technology, Inc.* (Semiconductors)	33,004	1,008,272
Microsoft Corp. (Software)	254,560	10,986,810
Mondelez International, Inc.—Class A (Food)	52,096	1,875,455
Monster Beverage Corp.* (Beverages)	5,180	331,313
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,544	569,927
NetApp, Inc. (Computers)	10,212	396,634
Netflix, Inc.* (Internet)	1,776	750,751
NVIDIA Corp. (Semiconductors)	17,168	300,440
NXP Semiconductors NV* (Semiconductors)	7,696	479,846
O’Reilly Automotive, Inc.* (Retail)	3,256	488,400
PACCAR, Inc. (Auto Manufacturers)	10,952	681,980
Paychex, Inc. (Software)	11,248	461,280
Priceline.com, Inc.* (Internet)	1,628	2,022,709
Qualcomm, Inc. (Semiconductors)	51,948	3,828,568
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	982,812
Ross Stores, Inc. (Retail)	6,512	419,373
SanDisk Corp. (Computers)	6,956	637,935
SBA Communications Corp.*—Class A (Telecommunications)	3,996	427,292
Seagate Technology PLC (Computers)	10,064	589,750
Sigma-Aldrich Corp. (Chemicals)	3,700	371,554
Sirius XM Holdings, Inc.* (Media)	185,888	628,301
Staples, Inc. (Retail)	19,980	231,568
Starbucks Corp. (Retail)	23,236	1,804,972
Stericycle, Inc.* (Environmental Control)	2,664	313,420
Symantec Corp. (Internet)	21,312	504,242
Tesla Motors, Inc.* (Auto Manufacturers)	3,848	859,258
Texas Instruments, Inc. (Semiconductors)	33,300	1,540,125
Tractor Supply Co. (Retail)	4,292	266,834
TripAdvisor, Inc.* (Internet)	3,996	378,981
Twenty-First Century Fox, Inc.—Class A (Media)	43,956	1,392,526
Verisk Analytics, Inc.*—Class A (Commercial Services)	5,180	311,007
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,252	644,775
Viacom, Inc.—Class B (Media)	11,692	966,578
VimpelCom, Ltd.ADR (Telecommunications)	50,912	424,606
Vodafone Group PLCADR (Telecommunications)	15,984	530,989
Western Digital Corp. (Computers)	7,252	723,967
Whole Foods Market, Inc. (Food)	11,396	435,555
Wynn Resorts, Ltd. (Lodging)	3,108	662,625
Xilinx, Inc. (Semiconductors)	8,288	340,885
Yahoo!, Inc.* (Internet)	31,080	1,112,975
TOTAL COMMON STOCKS (Cost $54,544,304)		134,100,322

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 127

Repurchase Agreements(a)(b) (31.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $75,762,076	$75,762,000	$75,762,000
TOTAL REPURCHASE AGREEMENTS (Cost $75,762,000)		75,762,000
TOTAL INVESTMENT SECURITIES (Cost $130,306,304)—85.9%		209,862,322
Net other assets (liabilities)—14.1%		34,546,094
NET ASSETS—100.0%		$244,408,416

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $34,106,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	510	9/22/14	$39,655,050	$823,374

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/14	0.62%	$91,257,508	$(1,425,018)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/14	0.42%	65,971,968	(804,011)
				157,229,476	(2,229,029)

NASDAQ-100 Index	UBS AG	8/27/14	0.47%	97,936,031	(1,521,279)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	8/27/14	0.42%	59,529,435	(812,494)
				157,465,466	(2,333,773)
				$314,694,942	$(4,562,802)

^                            Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,541,239	0.6%
Beverages	931,530	0.4%
Biotechnology	15,112,132	6.2%
Chemicals	371,554	0.2%
Commercial Services	1,514,395	0.6%
Computers	21,021,402	8.6%
Distribution/Wholesale	406,956	0.2%
Electronics	333,983	0.1%
Environmental Control	313,420	0.1%
Food	3,294,403	1.3%
Healthcare-Products	851,429	0.3%
Internet	29,843,500	12.3%
Lodging	1,246,827	0.5%
Media	9,953,571	4.1%
Pharmaceuticals	2,519,046	1.0%
Retail	5,551,629	2.3%
Semiconductors	16,380,259	6.7%
Software	16,605,905	6.8%
Telecommunications	5,363,373	2.2%
Toys/Games/Hobbies	372,246	0.2%
Transportation	571,523	0.2%
Other**	110,308,094	45.1%
Total	$244,408,416	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

128 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (382.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $69,348,069	$69,348,000	$69,348,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,348,000)		69,348,000
TOTAL INVESTMENT SECURITIES (Cost $69,348,000)—382.7%		69,348,000
Net other assets (liabilities)—(282.7)%(c)		(51,227,315)
NET ASSETS—100.0%		$18,120,685

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,104,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Amount includes $48,225,349 of net capital shares payable as of July 31, 2014.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/27/14	0.42%	$151,889	$(41,971)
MSCI EAFE Index	UBS AG	8/27/14	0.92%	35,972,149	(2,872,535)
				$36,124,038	$(2,914,506)

^                            Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

††                    In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 129

Common Stocks (64.5%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.*ADR (Semiconductors)	33,120	$198,389
Ambev S.A.ADR (Beverages)	123,264	849,288
America Movil S.A.B. de C.V.ADR (Telecommunications)	42,048	991,071
AngloGold Ashanti, Ltd.*ADR (Mining)	10,944	188,127
Baidu, Inc.*ADR (Internet)	7,488	1,617,782
Bancolombia S.A.ADR (Banks)	3,168	197,715
BRF-Brazil Foods S.A.ADR (Food)	17,568	430,416
Cemex S.A.B. de C.V.*ADR (Building Materials)	32,832	412,370
China Life Insurance Co., Ltd.ADR (Insurance)	13,536	600,457
China Mobile, Ltd.ADR (Telecommunications)	28,224	1,537,925
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,912	674,888
China Telecom Corp., Ltd.ADR (Telecommunications)	3,744	208,616
China Unicom, Ltd.ADR (Telecommunications)	12,096	210,108
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	10,368	313,736
CNOOC, Ltd.ADR (Oil & Gas)	4,320	763,214
Ctrip.com International, Ltd.*ADR (Internet)	3,456	221,288
Ecopetrol S.A.ADR (Oil & Gas)	6,624	223,494
Embraer S.A.ADR (Aerospace/Defense)	4,320	164,333
Enersis S.A.ADR (Electric)	10,368	174,804
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	5,184	486,726
Grupo Televisa S.A.ADR (Media)	10,368	368,997
HDFC Bank, Ltd.ADR (Banks)	10,656	505,094
ICICI Bank, Ltd.ADR (Banks)	7,488	374,550
Infosys Technologies, Ltd.ADR (Computers)	12,960	710,467
KB Financial Group, Inc.ADR (Diversified Financial Services)	10,368	405,596
Korea Electric Power Corp.ADR (Electric)	13,824	280,212
LG Display Co., Ltd.*ADR (Electronics)	12,096	196,560
Mobile TeleSystemsADR (Telecommunications)	13,824	247,864
PetroChina Co., Ltd.ADR (Oil & Gas)	5,760	743,443
Petroleo Brasileiro S.A.ADR (Oil & Gas)	40,320	642,701
Philippine Long Distance Telephone Co.ADR (Telecommunications)	2,304	162,109
POSCOADR (Iron/Steel)	8,352	675,092
PT Telekomunikasi IndonesiaADR (Telecommunications)	6,048	271,616
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	2,304	210,010
Sasol, Ltd.ADR (Chemicals)	13,824	799,719
Sesa Sterlite, Ltd.ADR (Mining)	8,352	157,185
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	12,960	640,614
SK Telecom Co., Ltd.ADR (Telecommunications)	9,504	269,058
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	99,648	1,992,959
Tata Motors, Ltd.*ADR (Auto Manufacturers)	5,184	203,835
Ultrapar Participacoes S.A.ADR (Chemicals)	11,520	263,693
Vale S.A.ADR (Iron/Steel)	34,848	500,069
Wipro, Ltd.ADR (Computers)	15,840	182,952
YPF S.A.ADR (Oil & Gas)	5,184	183,410
TOTAL COMMON STOCKS (Cost $16,539,179)		21,452,552

Preferred Stocks (12.0%)
Banco Bradesco S.A.ADR (Banks)	57,024	871,327
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	3,456	166,648
Itau Unibanco Holding S.A.ADR (Banks)	74,880	1,153,153
Petroleo Brasileiro S.A.ADR (Oil & Gas)	55,296	930,079
Telefonica Brasil S.A.ADR (Telecommunications)	7,776	156,686
Vale S.A.ADR (Iron/Steel)	55,008	704,102
TOTAL PREFERRED STOCKS (Cost $3,345,873)		3,981,995

Repurchase Agreements(a)(b) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $9,063,009	$9,063,000	$9,063,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,063,000)		9,063,000
TOTAL INVESTMENT SECURITIES (Cost $28,948,052)—103.7%		34,497,547
Net other assets (liabilities)—(3.7)%		(1,236,326)
NET ASSETS—100.0%		$33,261,221

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $1,467,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/27/14	0.57%	$13,069,890	$(329,942)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/27/14	0.37%	28,041,380	(868,908)
				$41,111,270	$(1,198,850)

^                            Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

130 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2014

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$164,333	0.5%
Auto Manufacturers	203,835	0.6%
Banks	3,101,838	9.3%
Beverages	1,336,015	4.0%
Building Materials	412,370	1.2%
Chemicals	1,063,411	3.2%
Computers	893,419	2.7%
Diversified Financial Services	1,046,209	3.1%
Electric	455,017	1.4%
Electronics	196,560	0.6%
Food	597,064	1.8%
Insurance	600,457	1.8%
Internet	2,049,080	6.2%
Iron/Steel	1,879,263	5.7%
Media	368,997	1.1%
Mining	345,312	1.0%
Oil & Gas	4,161,228	12.5%
Semiconductors	2,191,349	6.6%
Telecommunications	4,368,790	13.2%
Other**	7,826,674	23.5%
Total	$33,261,221	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2014:

	Value	% of Net Assets
Argentina	$183,410	0.6%
Brazil	6,832,495	20.6%
Chile	174,804	0.5%
China	6,787,731	20.4%
Colombia	421,209	1.3%
India	2,134,083	6.4%
Indonesia	271,616	0.8%
Korea, Republic Of	2,467,132	7.4%
Mexico	2,259,164	6.8%
Philippines	162,109	0.5%
Russia	247,864	0.7%
South Africa	987,846	3.0%
Taiwan	2,505,084	7.5%
Other**	7,826,674	23.5%
Total	$33,261,221	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 131

Common Stocks (49.1%)

	Shares	Value
Ambev S.A.ADR (Beverages)	113,152	$779,618
America Movil S.A.B. de C.V.ADR (Telecommunications)	11,288	266,058
Banco De ChileADR (Banks)	1,496	112,006
Banco Santander Brasil S.A.ADR (Banks)	23,324	156,737
Banco Santander Chile S.A.ADR (Banks)	7,344	186,757
Bancolombia S.A.ADR (Banks)	5,372	335,266
BRF-Brazil Foods S.A.ADR (Food)	26,180	641,410
Cemex S.A.B. de C.V.*ADR (Building Materials)	16,728	210,104
Cencosud S.A.ADR (Food)	13,532	125,442
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	1,428	152,410
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	14,892	132,539
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	32,164	159,855
Ecopetrol S.A.ADR (Oil & Gas)	8,636	291,379
Embraer S.A.ADR (Aerospace/Defense)	5,304	201,764
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	3,740	166,318
Enersis S.A.ADR (Electric)	13,260	223,563
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	5,304	497,993
Grupo Aeroportuario del Sureste, S.A.B. de C.V.ADR (Engineering & Construction)	748	93,111
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	11,356	150,808
Grupo Televisa S.A.ADR (Media)	9,860	350,917
Latam Airlines Group S.A.*ADR (Airlines)	15,232	178,519
Petroleo Brasileiro S.A.ADR (Oil & Gas)	22,848	364,197
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,604	99,939
Tim Participacoes S.A.ADR (Telecommunications)	4,692	124,901
Ultrapar Participacoes S.A.ADR (Chemicals)	17,272	395,356
Vale S.A.ADR (Iron/Steel)	26,112	374,707
YPF S.A.ADR (Oil & Gas)	5,712	202,091
TOTAL COMMON STOCKS (Cost $4,315,328)		6,973,765

Preferred Stocks (19.4%)

Banco Bradesco S.A.ADR (Banks)	27,064	$413,538
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	6,392	308,222
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	23,528	193,400
Gerdau S.A.ADR (Iron/Steel)	26,248	154,338
Itau Unibanco Holding S.A.ADR (Banks)	30,192	464,957
Petroleo Brasileiro S.A.ADR (Oil & Gas)	31,416	528,417
Telefonica Brasil S.A.ADR (Telecommunications)	8,500	171,275
Vale S.A.ADR (Iron/Steel)	40,936	523,981
TOTAL PREFERRED STOCKS (Cost $1,761,765)		2,758,128

Repurchase Agreements(a)(b) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $3,194,003	$3,194,000	$3,194,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,194,000)		3,194,000
TOTAL INVESTMENT SECURITIES (Cost $9,271,093)—91.0%		12,925,893
Net other assets (liabilities)—9.0%		1,279,821
NET ASSETS—100.0%		$14,205,714

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $535,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/27/14	0.57%	$8,297,313	$(343,209)
BNY Mellon Latin America 35 ADR Index	UBS AG	8/27/14	0.47%	10,209,091	(427,105)
				$18,506,404	$(770,314)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

132 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2014

UltraLatin America ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$201,764	1.4%
Airlines	178,519	1.3%
Banks	1,820,070	12.7%
Beverages	1,430,020	10.0%
Building Materials	210,104	1.5%
Chemicals	495,295	3.5%
Electric	583,282	4.1%
Engineering & Construction	93,111	0.7%
Food	1,075,074	7.6%
Iron/Steel	1,212,881	8.5%
Media	350,917	2.5%
Oil & Gas	1,386,083	9.8%
Telecommunications	562,234	4.0%
Water	132,539	0.9%
Other**	4,473,821	31.5%
Total	$14,205,714	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2014:

Argentina	$202,091	1.4%
Brazil	6,089,212	42.9%
Chile	1,092,544	7.7%
Colombia	626,645	4.4%
Mexico	1,721,401	12.1%
Other**	4,473,821	31.5%
Total	$14,205,714	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 133

Common Stocks (75.2%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet)	9,159	$254,895
51job, Inc.*ADR (Commercial Services)	2,322	175,450
58.com, Inc.*ADR (Internet)	3,870	190,211
Aluminum Corp. of China, Ltd.*ADR (Mining)	25,671	293,676
Baidu, Inc.*ADR (Internet)	9,546	2,062,412
Bitauto Holdings, Ltd.*ADR (Internet)	3,870	210,373
Changyou.com, Ltd.*ADR (Software)	3,612	86,832
China Distance Education Holdings, Ltd.ADR (Commercial Services)	4,902	77,991
China Life Insurance Co., Ltd.ADR (Insurance)	24,897	1,104,431
China Lodging Group, Ltd.*ADR (Lodging)	4,515	112,649
China Ming Yang Wind Power Group, Ltd.*ADR (Electrical Components & Equipment)	26,961	77,917
China Mobile, Ltd.ADR (Telecommunications)	35,733	1,947,091
China Petroleum and Chemical Corp.ADR (Oil & Gas)	12,126	1,183,983
China Southern Airlines Co., Ltd.ADR (Airlines)	8,385	139,610
China Telecom Corp., Ltd.ADR (Telecommunications)	11,997	668,473
China Unicom, Ltd.ADR (Telecommunications)	39,216	681,182
CNOOC, Ltd.ADR (Oil & Gas)	7,224	1,276,264
Ctrip.com International, Ltd.*ADR (Internet)	10,707	685,569
E-Commerce China Dangdang, Inc.*ADR—Class A (Internet)	13,029	176,022
Home Inns & Hotels Management, Inc.*ADR (Lodging)	4,773	170,301
Huaneng Power International, Inc.ADR (Electric)	9,417	417,267
JA Solar Holdings Co., Ltd.*ADR (Energy-Alternate Sources)	10,191	89,477
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	4,902	121,374
Jumei International Holding, Ltd.*ADR (Retail)	3,225	92,042
Mindray Medical International, Ltd.ADR (Healthcare-Products)	11,352	341,128
Netease.com, Inc.ADR (Internet)	6,966	585,423
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	15,222	297,590
NQ Mobile, Inc.*ADR (Software)	14,964	101,157
Perfect World Co., Ltd.ADR (Internet)	7,740	150,388
PetroChina Co., Ltd.ADR (Oil & Gas)	9,675	1,248,752
Phoenix New Media, Ltd.*ADR (Media)	9,159	92,323
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	6,966	634,951
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	3,870	108,554
Shanda Games, Ltd.*ADR (Software)	19,350	127,710
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	6,837	210,648
SouFun Holdings, Ltd.*ADR (Internet)	17,157	196,791
TAL Education Group*ADR (Commercial Services)	7,353	216,546
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	15,351	172,084
Vipshop Holdings, Ltd.*ADR (Internet)	2,064	424,235
Weibo Corp.*ADR (Internet)	5,031	98,406
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	9,675	298,087
Xinyuan Real Estate Co., Ltd.ADR (Real Estate)	19,221	74,577
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	31,863	258,090
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	36,249	119,622
Youku.com, Inc.*ADR (Internet)	16,125	307,020
YY, Inc.*ADR (Internet)	4,128	319,177
TOTAL COMMON STOCKS (Cost $14,009,426)		18,678,751

Repurchase Agreements(a)(b) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $5,723,006	$5,723,000	$5,723,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,723,000)		5,723,000
TOTAL INVESTMENT SECURITIES (Cost $19,732,426)—98.3%		24,401,751
Net other assets (liabilities)—1.7%		414,483
NET ASSETS—100.0%		$24,816,234

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $755,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/27/14	0.57%	$11,196,419	$(338,125)
BNY Mellon China Select ADR Index	UBS AG	8/27/14	0.12%	19,575,132	(570,995)
				$30,771,551	$(909,120)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

134 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2014

UltraChina ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Airlines	$139,610	0.6%
Chemicals	210,648	0.8%
Coal	258,090	1.0%
Commercial Services	1,065,664	4.3%
Electric	417,267	1.7%
Electrical Components & Equipment	197,539	0.8%
Energy-Alternate Sources	382,935	1.5%
Healthcare-Products	341,128	1.4%
Insurance	1,104,431	4.5%
Internet	6,295,873	25.3%
Leisure Time	108,554	0.4%
Lodging	282,950	1.1%
Media	92,323	0.4%
Mining	293,676	1.2%
Oil & Gas	3,708,999	14.9%
Real Estate	74,577	0.3%
Retail	92,042	0.4%
Software	315,699	1.3%
Telecommunications	3,296,746	13.3%
Other**	6,137,483	24.8%
Total	$24,816,234	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2014:

China	$18,678,751	75.2%
Other**	6,137,483	24.8%
Total	$24,816,234	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 135

Repurchase Agreements(a)(b) (95.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $37,528,037	$37,528,000	$37,528,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,528,000)		37,528,000
TOTAL INVESTMENT SECURITIES (Cost $37,528,000)—95.0%		37,528,000
Net other assets (liabilities)—5.0%		1,979,030
NET ASSETS—100.0%		$39,507,030

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $10,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	1,018	9/12/14	$78,895,000	$1,570,608

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MAXIS Nikkei 225 Index ETF	Goldman Sachs International	8/27/14	0.52%	$53,628	$(785)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

136 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (96.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $24,690,025	$24,690,000	$24,690,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,690,000)		24,690,000
TOTAL INVESTMENT SECURITIES (Cost $24,690,000)—96.5%		24,690,000
Net other assets (liabilities)—3.5%		887,550
NET ASSETS—100.0%		$25,577,550

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $2,090,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	49	9/22/14	$4,716,250	$30,891

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/14	(0.27)%	$(19,440,872)	$480,748
S&P 500	UBS AG	8/27/14	(0.27)%	(1,330,399)	12,735
				$(20,771,271)	$493,483

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 137

Repurchase Agreements(a)(b) (68.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $10,743,011	$10,743,000	$10,743,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,743,000)		10,743,000
TOTAL INVESTMENT SECURITIES (Cost $10,743,000)—68.2%		10,743,000
Net other assets (liabilities)—31.8%		5,018,651
NET ASSETS—100.0%		$15,761,651

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $1,489,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	24	9/22/14	$2,677,440	$72,849

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/14	0.78%	$(6,385,162)	$88,654
Russell 2000 Index	UBS AG	8/27/14	0.48%	(6,716,036)	63,272
				$(13,101,198)	$151,926

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

138 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (53.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $6,941,007	$6,941,000	$6,941,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,941,000)		6,941,000
TOTAL INVESTMENT SECURITIES (Cost $6,941,000)—53.4%		6,941,000
Net other assets (liabilities)—46.6%		6,069,152
NET ASSETS—100.0%		$13,010,152

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $937,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	13	9/22/14	$1,010,815	$22,357

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/14	(0.32)%	$(6,286,580)	$63,473
NASDAQ-100 Index	UBS AG	8/27/14	(0.22)%	(5,715,087)	57,359
				$(12,001,667)	$120,832

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 139

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $21,548,022	$21,548,000	$21,548,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,548,000)		21,548,000
TOTAL INVESTMENT SECURITIES (Cost $21,548,000)—97.4%		21,548,000
Net other assets (liabilities)—2.6%		601,170
NET ASSETS—100.0%		$22,149,170

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $5,568,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	31	9/22/14	$2,983,750	$25,653

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/14	(0.27)%	$(28,918,359)	$715,113
S&P 500	UBS AG	8/27/14	(0.27)%	(12,692,818)	265,132
				$(41,611,177)	$980,245

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

140 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,010,002	$2,010,000	$2,010,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,010,000)		2,010,000
TOTAL INVESTMENT SECURITIES (Cost $2,010,000)—96.3%		2,010,000
Net other assets (liabilities)—3.7%		77,954
NET ASSETS—100.0%		$2,087,954

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $639,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/22/14	$136,690	$3,553

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/27/14	(0.07)%	$(2,435,466)	$57,436
S&P MidCap 400	UBS AG	8/27/14	(0.02)%	(1,603,678)	39,261
				$(4,039,144)	$96,697

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 141

Repurchase Agreements(a)(b) (94.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $16,318,016	$16,318,000	$16,318,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,318,000)		16,318,000
TOTAL INVESTMENT SECURITIES (Cost $16,318,000)—94.5%		16,318,000
Net other assets (liabilities)—5.5%		942,321
NET ASSETS—100.0%		$17,260,321

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $2,805,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	27	9/22/14	$3,012,120	$114,219

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/14	0.78%	$(16,077,423)	$223,319
Russell 2000 Index	UBS AG	8/27/14	0.48%	(15,486,249)	265,208
				$(31,563,672)	$488,527

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

142 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $4,007,004	$4,007,000	$4,007,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,007,000)		4,007,000
TOTAL INVESTMENT SECURITIES (Cost $4,007,000)—98.4%		4,007,000
Net other assets (liabilities)—1.6%		66,322
NET ASSETS—100.0%		$4,073,322

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $933,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	9/22/14	$577,570	$10,657

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/27/14	(0.42)%	$(4,151,404)	$104,821
Dow Jones Industrial Average	UBS AG	8/27/14	(0.22)%	(3,416,129)	78,151
				$(7,567,533)	$182,972

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 143

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $8,886,009	$8,886,000	$8,886,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,886,000)		8,886,000
TOTAL INVESTMENT SECURITIES (Cost $8,886,000)—97.5%		8,886,000
Net other assets (liabilities)—2.5%		227,968
NET ASSETS—100.0%		$9,113,968

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $2,832,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ Depreciation)
E-Mini NASDAQ-100 Futures Contracts	27	9/22/14	$2,099,385	$(38,614)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/14	(0.32)%	$(6,755,488)	$116,601
NASDAQ-100 Index	UBS AG	8/27/14	(0.22)%	(9,322,189)	179,635
				$(16,077,677)	$296,236

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

144 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (63.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $5,912,006	$5,912,000	$5,912,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,912,000)		5,912,000
TOTAL INVESTMENT SECURITIES (Cost $5,912,000)—63.4%		5,912,000
Net other assets (liabilities)—36.6%		3,419,515
NET ASSETS—100.0%		$9,331,515

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $345,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/27/14	0.28%	$(1,554,542)	$33,158
MSCI EAFE Index	UBS AG	8/27/14	0.18%	(17,109,003)	216,382
				$(18,663,545)	$249,540

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 145

Repurchase Agreements(a)(b) (92.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $5,282,005	$5,282,000	$5,282,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,282,000)		5,282,000
TOTAL INVESTMENT SECURITIES (Cost $5,282,000)—92.4%		5,282,000
Net other assets (liabilities)—7.6%		432,736
NET ASSETS—100.0%		$5,714,736

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $469,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/27/14	0.38%	$(7,734,476)	$194,624
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/27/14	0.33%	(3,685,269)	66,122
				$(11,419,745)	$260,746

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

146 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (84.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,521,003	$2,521,000	$2,521,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,521,000)		2,521,000
TOTAL INVESTMENT SECURITIES (Cost $2,521,000)—84.6%		2,521,000
Net other assets (liabilities)—15.4%		457,713
NET ASSETS—100.0%		$2,978,713

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $246,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/27/14	0.48%	$(2,241,938)	$92,531
BNY Mellon Latin America 35 ADR Index	UBS AG	8/27/14	0.43%	(3,723,259)	107,886
				$(5,965,197)	$200,417

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 147

Repurchase Agreements(a)(b) (124.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,257,002	$2,257,000	$2,257,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,257,000)		2,257,000
TOTAL INVESTMENT SECURITIES (Cost $2,257,000)—124.5%		2,257,000
Net other assets (liabilities)—(24.5)%		(444,273)
NET ASSETS—100.0%		$1,812,727

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $221,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/27/14	0.88%	$(1,504,592)	$45,250
BNY Mellon China Select ADR Index	UBS AG	8/27/14	1.33%	(2,119,105)	119,697
				$(3,623,697)	$164,947

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

148 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (136.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,753,003	$2,753,000	$2,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,753,000)		2,753,000
TOTAL INVESTMENT SECURITIES (Cost $2,753,000)—136.0%		2,753,000
Net other assets (liabilities)—(36.0)%		(728,019)
NET ASSETS—100.0%		$2,024,981

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $90,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	52	9/12/14	$4,030,000	$35,592

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MAXIS Nikkei 225 Stock Average ETF	Goldman Sachs International	8/27/14	0.88%	$(53,544)	$777

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 149

Common Stocks (73.5%)

	Shares	Value
Associated Banc-Corp. (Banks)	1,235	$22,131
BancorpSouth, Inc. (Banks)	665	13,879
Bank of America Corp. (Banks)	81,225	1,238,680
Bank of Hawaii Corp. (Banks)	380	21,728
BB&T Corp. (Banks)	5,510	203,980
BOK Financial Corp. (Banks)	190	12,586
Capitol Federal Financial, Inc. (Savings & Loans)	1,045	12,227
Cathay Bancorp, Inc. (Banks)	570	14,586
Citigroup, Inc. (Banks)	23,465	1,147,672
City National Corp. (Banks)	380	28,595
Comerica, Inc. (Banks)	1,425	71,621
Commerce Bancshares, Inc. (Banks)	665	29,965
Cullen/Frost Bankers, Inc. (Banks)	380	29,629
East West Bancorp, Inc. (Banks)	1,140	38,828
F.N.B. Corp. (Banks)	1,330	16,359
Fifth Third Bancorp (Banks)	6,555	134,246
First Financial Bankshares, Inc. (Banks)	475	13,956
First Horizon National Corp. (Banks)	1,805	21,268
First Niagara Financial Group, Inc. (Savings & Loans)	2,755	23,693
First Republic Bank (Banks)	950	44,384
FirstMerit Corp. (Banks)	1,235	21,736
Fulton Financial Corp. (Banks)	1,425	16,160
Glacier Bancorp, Inc. (Banks)	570	15,094
Hancock Holding Co. (Banks)	665	21,573
Hudson City Bancorp, Inc. (Savings & Loans)	3,705	36,124
Huntington Bancshares, Inc. (Banks)	6,365	62,504
IBERIABANK Corp. (Banks)	285	18,699
International Bancshares Corp. (Banks)	475	12,041
J.P. Morgan Chase & Co. (Banks)	29,260	1,687,423
KeyCorp (Banks)	6,840	92,614
M&T Bank Corp. (Banks)	1,045	126,968
MB Financial, Inc. (Banks)	380	10,237
National Penn Bancshares, Inc. (Banks)	855	8,807
New York Community Bancorp (Savings & Loans)	3,420	54,309
Old National Bancorp (Banks)	855	11,440
People’s United Financial, Inc. (Savings & Loans)	2,375	34,485
PNC Financial Services Group (Banks)	4,085	337,257
Popular, Inc.* (Banks)	760	24,244
PrivateBancorp, Inc. (Banks)	475	13,680
Prosperity Bancshares, Inc. (Banks)	475	27,612
Regions Financial Corp. (Banks)	10,640	107,890
Signature Bank* (Banks)	380	43,468
SunTrust Banks, Inc. (Banks)	4,085	155,434
Susquehanna Bancshares, Inc. (Banks)	1,425	14,507
SVB Financial Group* (Banks)	380	41,428
Synovus Financial Corp. (Banks)	1,045	24,610
TCF Financial Corp. (Banks)	1,330	21,027
Texas Capital Bancshares, Inc.* (Banks)	380	19,779
Trustmark Corp. (Banks)	475	10,939
U.S. Bancorp (Banks)	14,060	590,941
UMB Financial Corp. (Banks)	285	16,140
Umpqua Holdings Corp. (Banks)	1,330	22,504
United Bankshares, Inc. (Banks)	475	15,238
Valley National Bancorp (Banks)	1,520	14,562
Washington Federal, Inc. (Savings & Loans)	760	15,930
Webster Financial Corp. (Banks)	665	19,066
Wells Fargo & Co. (Banks)	37,050	1,885,844
Westamerica Bancorp (Banks)	190	9,086
Wintrust Financial Corp. (Banks)	380	17,605
Zions Bancorp (Banks)	1,425	41,069
TOTAL COMMON STOCKS (Cost $2,747,747)		8,860,087

Repurchase Agreements(a)(b) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $3,142,003	$3,142,000	$3,142,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,142,000)		3,142,000
TOTAL INVESTMENT SECURITIES (Cost $5,889,747)—99.6%		12,002,087
Net other assets (liabilities)—0.4%		48,873
NET ASSETS—100.0%		$12,050,960

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $1,845,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/25/14	0.62%	$3,845,041	$(66,985)
Dow Jones U.S. Banks Index	UBS AG	8/25/14	0.47%	5,372,335	(80,399)
				$9,217,376	$(147,384)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

150 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Banks UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Banks	$8,683,319	72.0%
Savings & Loans	176,768	1.5%
Other**	3,190,873	26.5%
Total	$12,050,960	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 151

Common Stocks (79.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	6,771	$893,433
Airgas, Inc. (Chemicals)	2,109	225,494
Albemarle Corp. (Chemicals)	2,553	156,601
Alcoa, Inc. (Mining)	37,407	613,101
Allegheny Technologies, Inc. (Iron/Steel)	3,441	129,554
Alpha Natural Resources, Inc.* (Coal)	7,104	24,083
Ashland, Inc. (Chemicals)	2,331	243,939
Axiall Corp. (Chemicals)	2,220	95,083
Cabot Corp. (Chemicals)	1,887	98,860
Carpenter Technology Corp. (Iron/Steel)	1,665	90,143
Celanese Corp. (Chemicals)	4,995	290,759
CF Industries Holdings, Inc. (Chemicals)	1,665	416,816
Chemtura Corp.* (Chemicals)	3,108	72,292
Cliffs Natural Resources, Inc. (Iron/Steel)	4,884	85,226
Coeur d’Alene Mines Corp.* (Mining)	3,330	25,974
Commercial Metals Co. (Iron/Steel)	3,774	65,064
Compass Minerals International, Inc. (Mining)	1,110	95,482
CONSOL Energy, Inc. (Coal)	7,326	284,395
Cytec Industries, Inc. (Chemicals)	1,110	111,944
Domtar Corp. (Forest Products & Paper)	2,109	75,755
E.I. du Pont de Nemours & Co. (Chemicals)	29,304	1,884,540
Eastman Chemical Co. (Chemicals)	4,773	376,017
Ecolab, Inc. (Chemicals)	8,658	939,653
FMC Corp. (Chemicals)	4,218	275,098
Freeport-McMoRan Copper & Gold, Inc. (Mining)	33,078	1,231,164
Fuller (H.B.) Co. (Chemicals)	1,554	69,386
Huntsman Corp. (Chemicals)	6,216	161,927
International Flavors & Fragrances, Inc. (Chemicals)	2,553	257,827
International Paper Co. (Forest Products & Paper)	13,764	653,790
Kaiser Aluminum Corp. (Mining)	555	42,857
LyondellBasell Industries N.V.—Class A (Chemicals)	13,320	1,415,249
Minerals Technologies, Inc. (Chemicals)	1,110	64,458
Monsanto Co. (Chemicals)	16,761	1,895,502
NewMarket Corp. (Chemicals)	333	128,871
Newmont Mining Corp. (Mining)	15,873	395,396
Nucor Corp. (Iron/Steel)	10,101	507,272
Olin Corp. (Chemicals)	2,553	67,833
Peabody Energy Corp. (Coal)	8,658	131,342
Platform Specialty Products Corp.* (Chemicals)	2,775	68,570
PolyOne Corp. (Chemicals)	2,997	113,736
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,443	62,193
PPG Industries, Inc. (Chemicals)	4,440	880,718
Praxair, Inc. (Chemicals)	9,324	1,194,777
Rayonier Advanced Materials, Inc.* (Chemicals)	1,332	43,237
Reliance Steel & Aluminum Co. (Iron/Steel)	2,442	166,667
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,997	46,124
Rockwood Holdings, Inc. (Chemicals)	2,331	184,009
Royal Gold, Inc. (Mining)	2,109	159,377
RPM, Inc. (Chemicals)	4,218	186,351
Sensient Technologies Corp. (Chemicals)	1,554	81,585
Sigma-Aldrich Corp. (Chemicals)	3,774	378,985
Steel Dynamics, Inc. (Iron/Steel)	7,659	162,447
Stillwater Mining Co.* (Mining)	3,774	67,555
The Dow Chemical Co. (Chemicals)	38,406	1,961,395
The Mosaic Co. (Chemicals)	10,323	475,994
TimkenSteel Corp.* (Metal Fabricate/Hardware)	1,221	53,126
United States Steel Corp. (Iron/Steel)	4,662	156,130
W.R. Grace & Co.* (Chemicals)	2,442	222,222
Westlake Chemical Corp. (Chemicals)	1,221	106,703
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,665	63,686
TOTAL COMMON STOCKS (Cost $15,273,877)		21,427,767

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $6,361,006	$6,361,000	$6,361,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,361,000)		6,361,000
TOTAL INVESTMENT SECURITIES (Cost $21,634,877)—103.5%		27,788,767
Net other assets (liabilities)—(3.5)%		(927,345)
NET ASSETS—100.0%		$26,861,422

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,582,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/25/14	0.62%	$12,887,398	$(422,866)
Dow Jones U.S. Basic Materials Index	UBS AG	8/25/14	0.42%	6,007,746	(179,860)
				$18,895,144	$(602,726)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

152 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Chemicals	$16,039,865	59.8%
Coal	439,820	1.6%
Forest Products & Paper	775,669	2.9%
Iron/Steel	1,362,503	5.1%
Metal Fabricate/Hardware	116,812	0.4%
Mining	2,630,905	9.8%
Miscellaneous Manufacturing	62,193	0.2%
Other**	5,433,655	20.2%
Total	$26,861,422	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 153

Common Stocks (67.6%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	778,938	$40,769,615
Acorda Therapeutics, Inc.* (Biotechnology)	19,770	578,668
Alexion Pharmaceuticals, Inc.* (Biotechnology)	97,532	15,506,613
Alkermes PLC* (Pharmaceuticals)	71,172	3,043,315
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	31,632	1,709,710
Amgen, Inc. (Biotechnology)	371,676	47,347,805
Arena Pharmaceuticals, Inc.* (Biotechnology)	108,076	500,392
Biogen Idec, Inc.* (Biotechnology)	115,984	38,783,890
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	71,172	4,399,853
Celgene Corp.* (Biotechnology)	392,764	34,229,383
Cepheid, Inc.* (Healthcare-Products)	34,268	1,289,848
Charles River Laboratories International, Inc.* (Biotechnology)	23,724	1,286,078
Cubist Pharmaceuticals, Inc.* (Biotechnology)	36,904	2,247,454
Gilead Sciences, Inc.* (Biotechnology)	752,578	68,898,515
Illumina, Inc.* (Biotechnology)	63,264	10,116,546
Incyte Corp.* (Biotechnology)	73,808	3,511,047
Isis Pharmaceuticals, Inc.* (Biotechnology)	57,992	1,797,172
Medivation, Inc.* (Biotechnology)	36,904	2,739,384
Myriad Genetics, Inc.* (Biotechnology)	36,904	1,332,234
Nektar Therapeutics, Inc.* (Pharmaceuticals)	61,946	653,530
PDL BioPharma, Inc. (Biotechnology)	79,080	741,770
Pharmacyclics, Inc.* (Pharmaceuticals)	32,950	3,968,498
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	39,540	12,503,339
Seattle Genetics, Inc.* (Biotechnology)	55,356	1,948,531
Techne Corp. (Healthcare-Products)	15,816	1,475,949
United Therapeutics Corp.* (Biotechnology)	21,088	1,917,743
Vertex Pharmaceuticals, Inc.* (Biotechnology)	115,984	10,312,137
TOTAL COMMON STOCKS (Cost $203,691,252)		313,609,019

Repurchase Agreements(a)(b) (32.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $149,672,149	$149,672,000	$149,672,000
TOTAL REPURCHASE AGREEMENTS (Cost $149,672,000)		149,672,000
TOTAL INVESTMENT SECURITIES (Cost $353,363,252)—99.8%		463,281,019
Net other assets (liabilities)—0.2%		915,078
NET ASSETS—100.0%		$464,196,097

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $72,131,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/25/14	0.62%	$192,137,028	$(2,397,796)
Dow Jones U.S. Biotechnology Index	UBS AG	8/25/14	0.47%	190,896,027	(2,428,099)
				$383,033,055	$(4,825,895)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Biotechnology	$262,408,264	56.6%
Healthcare-Products	2,765,797	0.6%
Pharmaceuticals	48,434,958	10.4%
Other**	150,587,078	32.4%
Total	$464,196,097	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

154 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (69.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	1,716	$38,405
Altria Group, Inc. (Agriculture)	6,864	278,678
Archer-Daniels-Midland Co. (Agriculture)	2,244	104,122
Autoliv, Inc. (Auto Parts & Equipment)	330	32,838
Avon Products, Inc. (Cosmetics/Personal Care)	1,485	19,602
B&G Foods, Inc.—Class A (Food)	198	5,558
BorgWarner, Inc. (Auto Parts & Equipment)	792	49,302
Brown-Forman Corp.—Class B (Beverages)	561	48,611
Brunswick Corp. (Leisure Time)	330	13,309
Bunge, Ltd. (Agriculture)	495	39,026
Campbell Soup Co. (Food)	627	26,077
Carter’s, Inc. (Apparel)	198	15,159
Church & Dwight, Inc. (Household Products/Wares)	462	29,651
Clorox Co. (Household Products/Wares)	429	37,267
Coach, Inc. (Retail)	957	33,074
Coca-Cola Co. (Beverages)	13,035	512,144
Coca-Cola Enterprises, Inc. (Beverages)	792	35,996
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,003	190,390
ConAgra Foods, Inc. (Food)	1,452	43,749
Constellation Brands, Inc.* (Beverages)	594	49,456
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	198	5,720
Crocs, Inc.* (Apparel)	297	4,713
D.R. Horton, Inc. (Home Builders)	990	20,493
Dana Holding Corp. (Auto Parts & Equipment)	528	11,817
Darling International, Inc.* (Environmental Control)	561	10,502
Dean Foods Co. (Food)	330	5,056
Deckers Outdoor Corp.* (Apparel)	132	11,683
Delphi Automotive PLC (Auto Parts & Equipment)	957	63,927
Dr. Pepper Snapple Group, Inc. (Beverages)	693	40,721
Electronic Arts, Inc.* (Software)	1,089	36,590
Energizer Holdings, Inc. (Electrical Components & Equipment)	198	22,722
Flowers Foods, Inc. (Food)	594	11,339
Ford Motor Co. (Auto Manufacturers)	13,629	231,966
Fossil Group, Inc.* (Distribution/Wholesale)	165	16,170
General Mills, Inc. (Food)	2,112	105,917
General Motors Co. (Auto Manufacturers)	4,554	154,016
Gentex Corp. (Electronics)	495	14,306
Genuine Parts Co. (Distribution/Wholesale)	528	43,729
Hanesbrands, Inc. (Apparel)	330	32,244
Harley-Davidson, Inc. (Leisure Time)	759	46,921
Harman International Industries, Inc. (Home Furnishings)	231	25,075
Hasbro, Inc. (Toys/Games/Hobbies)	396	19,784
Herbalife, Ltd. (Pharmaceuticals)	264	13,834
Herman Miller, Inc. (Office Furnishings)	198	5,790
Hillshire Brands Co. (Food)	429	26,928
HNI Corp. (Office Furnishings)	165	5,831
Hormel Foods Corp. (Food)	462	20,910
Iconix Brand Group, Inc.* (Apparel)	165	6,968
Ingredion, Inc. (Food)	264	19,438
Jarden Corp.* (Household Products/Wares)	429	23,981
Johnson Controls, Inc. (Auto Parts & Equipment)	2,277	107,564
Kate Spade & Co.* (Retail)	429	16,229
Kellogg Co. (Food)	891	53,309
Keurig Green Mountain, Inc. (Beverages)	429	51,172
Kimberly-Clark Corp. (Household Products/Wares)	1,287	133,681
Kraft Foods Group, Inc. (Food)	2,046	109,635
Lancaster Colony Corp. (Food)	66	5,765
Lear Corp. (Auto Parts & Equipment)	297	27,968
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	462	15,154
Lennar Corp.—Class A (Home Builders)	594	21,521
Leucadia National Corp. (Holding Companies-Diversified)	1,089	26,909
LKQ Corp.* (Distribution/Wholesale)	1,056	27,620
Lorillard, Inc. (Agriculture)	1,254	75,842
Lululemon Athletica, Inc.* (Retail)	363	13,965
M.D.C. Holdings, Inc. (Home Builders)	132	3,560
Mattel, Inc. (Toys/Games/Hobbies)	1,155	40,916
McCormick & Co., Inc. (Food)	462	30,390
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	693	63,368
Michael Kors Holdings, Ltd.* (Apparel)	627	51,088
Mohawk Industries, Inc.* (Textiles)	198	24,704
Molson Coors Brewing Co.—Class B (Beverages)	561	37,884
Mondelez International, Inc.—Class A (Food)	5,841	210,276
Monster Beverage Corp.* (Beverages)	462	29,550
Newell Rubbermaid, Inc. (Housewares)	957	31,083
NIKE, Inc.—Class B (Apparel)	2,541	195,988
Nu Skin Enterprises, Inc.—Class A (Retail)	198	11,621
PepsiCo, Inc. (Beverages)	5,247	462,261
Philip Morris International, Inc. (Agriculture)	5,412	443,838
Polaris Industries, Inc. (Leisure Time)	231	34,082
Pool Corp. (Distribution/Wholesale)	165	9,035
Post Holdings, Inc.* (Food)	165	7,412
Procter & Gamble Co. (Cosmetics/Personal Care)	9,339	722,091
PulteGroup, Inc. (Home Builders)	1,188	20,968
PVH Corp. (Retail)	297	32,724
Ralph Lauren Corp. (Apparel)	198	30,860
Reynolds American, Inc. (Agriculture)	1,089	60,821
Snap-on, Inc. (Hand/Machine Tools)	198	23,800
Stanley Black & Decker, Inc. (Hand/Machine Tools)	528	46,173
Steven Madden, Ltd.* (Apparel)	198	6,306
Take-Two Interactive Software, Inc.* (Software)	330	7,385
Tempur-Pedic International, Inc.* (Home Furnishings)	198	10,833
Tenneco, Inc.* (Auto Parts & Equipment)	198	12,613
Tesla Motors, Inc.* (Auto Manufacturers)	297	66,320
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	858	63,029
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	957	24,088
The Hain Celestial Group, Inc.* (Food)	165	14,108
The Hershey Co. (Food)	528	46,543
The JM Smucker Co.—Class A (Food)	363	36,169
The Middleby Corp.* (Machinery-Diversified)	198	14,426
The Ryland Group, Inc. (Home Builders)	165	5,297
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	165	8,778
Thor Industries, Inc. (Home Builders)	165	8,740
TiVo, Inc.* (Home Furnishings)	396	5,330

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 155

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.* (Home Builders)	561	$18,339
TreeHouse Foods, Inc.* (Food)	132	9,702
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	396	40,507
Tupperware Corp. (Household Products/Wares)	165	12,009
Tyson Foods, Inc.—Class A (Food)	957	35,610
Under Armour, Inc.—Class A* (Apparel)	561	37,447
Universal Corp. (Agriculture)	66	3,427
V.F. Corp. (Apparel)	1,188	72,789
Visteon Corp.* (Auto Parts & Equipment)	165	15,758
WABCO Holdings, Inc.* (Auto Parts & Equipment)	198	19,301
Whirlpool Corp. (Home Furnishings)	264	37,657
Whitewave Foods Co.* (Food)	594	17,695
Wolverine World Wide, Inc. (Apparel)	363	8,806
TOTAL COMMON STOCKS (Cost $5,571,663)		6,631,344

Repurchase Agreements(a)(b) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,365,002	$2,365,000	$2,365,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,365,000)		2,365,000
TOTAL INVESTMENT SECURITIES (Cost $7,936,663)—94.1%		8,996,344
Net other assets (liabilities)—5.9%		564,761
NET ASSETS—100.0%		$9,561,105

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $1,458,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/25/14	0.62%	$3,788,369	$(120,130)
Dow Jones U.S. Consumer Goods Index	UBS AG	8/25/14	0.47%	3,918,007	(145,048)
				$7,706,376	$(265,178)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Agriculture	$1,005,754	10.5%
Apparel	474,052	5.0%
Auto Manufacturers	452,302	4.7%
Auto Parts & Equipment	411,404	4.3%
Beverages	1,267,794	13.4%
Cosmetics/Personal Care	995,112	10.4%
Distribution/Wholesale	96,554	1.0%
Electrical Components & Equipment	22,722	0.2%
Electronics	14,306	0.1%
Environmental Control	10,502	0.1%
Food	841,586	8.8%
Hand/Machine Tools	69,973	0.7%
Holding Companies-Diversified	26,909	0.3%
Home Builders	98,918	1.0%
Home Furnishings	78,895	0.8%
Household Products/Wares	245,367	2.6%
Housewares	31,083	0.3%
Leisure Time	94,312	1.0%
Machinery-Diversified	14,426	0.2%
Miscellaneous Manufacturing	15,154	0.2%
Office Furnishings	11,621	0.1%
Pharmaceuticals	77,202	0.8%
Retail	107,612	1.1%
Software	82,380	0.9%
Textiles	24,704	0.3%
Toys/Games/Hobbies	60,700	0.6%
Other**	2,929,761	30.6%
Total	$9,561,105	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

156 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (79.4%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	520	$13,718
Abercrombie & Fitch Co.—Class A (Retail)	520	20,457
Acxiom Corp.* (Software)	624	11,432
Advance Auto Parts, Inc. (Retail)	624	75,573
Aeropostale, Inc.* (Retail)	624	2,072
Alaska Air Group, Inc. (Airlines)	1,040	45,729
Amazon.com, Inc.* (Internet)	2,912	911,428
AMC Networks, Inc.*—Class A (Media)	416	24,906
American Airlines Group, Inc. (Airlines)	5,616	218,182
American Eagle Outfitters, Inc. (Retail)	1,352	14,412
AmerisourceBergen Corp. (Pharmaceuticals)	1,768	135,977
ANN, Inc.* (Retail)	416	15,288
Apollo Group, Inc.*—Class A (Commercial Services)	728	20,333
Ascena Retail Group, Inc.* (Retail)	1,040	16,702
AutoNation, Inc.* (Retail)	520	27,726
AutoZone, Inc.* (Retail)	312	161,313
Avis Budget Group, Inc.* (Commercial Services)	832	46,750
Bally Technologies, Inc.* (Entertainment)	312	18,773
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	416	11,498
Bed Bath & Beyond, Inc.* (Retail)	1,560	98,732
Best Buy Co., Inc. (Retail)	2,184	64,930
Big Lots, Inc.* (Retail)	416	18,200
Bob Evans Farms, Inc. (Retail)	208	9,882
Brinker International, Inc. (Retail)	520	23,317
Cabela’s, Inc.* (Retail)	416	24,278
Cablevision Systems Corp. NY—Class A (Media)	1,664	31,982
Cardinal Health, Inc. (Pharmaceuticals)	2,704	193,742
CarMax, Inc.* (Retail)	1,768	86,296
Carnival Corp.—Class A (Leisure Time)	3,432	124,307
Casey’s General Stores, Inc. (Retail)	312	20,645
CBS Corp.—Class B (Media)	3,848	218,682
Charter Communications, Inc.*—Class A (Media)	520	80,350
Chemed Corp. (Commercial Services)	104	10,592
Chico’s FAS, Inc. (Retail)	1,248	19,731
Chipotle Mexican Grill, Inc.* (Retail)	208	139,880
Choice Hotels International, Inc. (Lodging)	312	14,630
Cinemark Holdings, Inc. (Entertainment)	832	27,290
Comcast Corp.—Class A (Media)	20,384	1,095,233
Conversant, Inc.* (Internet)	520	12,152
Copart, Inc.* (Retail)	832	27,772
Costco Wholesale Corp. (Retail)	3,432	403,397
Cracker Barrel Old Country Store, Inc. (Retail)	208	20,168
CST Brands, Inc. (Retail)	624	20,860
CVS Caremark Corp. (Retail)	9,152	698,847
Darden Restaurants, Inc. (Retail)	1,040	48,620
Delta Air Lines, Inc. (Airlines)	6,656	249,335
DeVry, Inc. (Commercial Services)	416	16,628
Dick’s Sporting Goods, Inc. (Retail)	728	30,962
Dillards, Inc.—Class A (Retail)	208	24,798
DIRECTV*—Class A (Media)	3,640	313,222
Discovery Communications, Inc.*—Class A (Media)	1,664	141,789
DISH Network Corp.*—Class A (Media)	1,664	102,935
Dolby Laboratories, Inc.*—Class A (Entertainment)	416	18,570
Dollar General Corp.* (Retail)	2,392	132,110
Dollar Tree, Inc.* (Retail)	1,664	90,638
Domino’s Pizza, Inc. (Retail)	416	29,952
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	520	10,400
DSW, Inc.—Class A (Retail)	624	16,592
Dun & Bradstreet Corp. (Software)	312	34,329
Dunkin’ Brands Group, Inc. (Retail)	832	35,660
eBay, Inc.* (Internet)	8,944	472,243
Expedia, Inc. (Internet)	832	66,077
Express, Inc.* (Retail)	624	9,709
FactSet Research Systems, Inc. (Media)	312	37,481
Family Dollar Stores, Inc. (Retail)	728	54,418
Foot Locker, Inc. (Retail)	1,144	54,374
GameStop Corp.—Class A (Retail)	936	39,284
Gannett Co., Inc. (Media)	1,768	57,849
Genesco, Inc.* (Retail)	208	15,864
GNC Holdings, Inc.—Class A (Retail)	728	23,886
Group 1 Automotive, Inc. (Retail)	208	15,375
Groupon, Inc.* (Internet)	3,016	19,514
GUESS?, Inc. (Retail)	520	13,525
H & R Block, Inc. (Commercial Services)	2,184	70,171
Hertz Global Holdings, Inc.* (Commercial Services)	3,640	102,721
Hilton Worldwide Holdings In* (Lodging)	2,392	57,911
HSN, Inc. (Retail)	312	17,438
Hyatt Hotels Corp.—Class A* (Lodging)	416	24,473
IHS, Inc.—Class A* (Computers)	520	68,312
International Game Technology (Entertainment)	1,976	33,453
J.C. Penney Co., Inc.* (Retail)	2,392	22,437
Jack in the Box, Inc. (Retail)	312	17,843
JetBlue Airways Corp.* (Airlines)	1,768	18,953
John Wiley & Sons, Inc. (Media)	416	24,997
Kar Auction Services, Inc. (Commercial Services)	1,144	33,531
Kohls Corp. (Retail)	1,560	83,522
Kroger Co. (Food)	3,952	193,569
L Brands, Inc. (Retail)	1,872	108,520
Lamar Advertising Co.—Class A (Advertising)	520	26,078
Lands’ End, Inc.* (Retail)	104	3,660
Las Vegas Sands Corp. (Lodging)	3,016	222,731
Liberty Global PLC* (Media)	4,160	166,358
Liberty Global PLC*—Class A (Media)	1,768	73,549
Liberty Media Corp.* (Media)	832	39,146
Liberty Media Corp.*—Class C (Media)	1,664	78,208
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,744	105,019
Liberty Ventures* (Internet)	624	43,156
Life Time Fitness, Inc.* (Leisure Time)	312	12,277
Live Nation, Inc.* (Commercial Services)	1,144	26,552
Lowe’s Cos., Inc. (Retail)	7,800	373,230
Lumber Liquidators Holdings, Inc.* (Retail)	208	11,278
Macy’s, Inc. (Retail)	2,808	162,274
Madison Square Garden, Inc.*—Class A (Entertainment)	520	30,857
Marriott International, Inc.—Class A (Lodging)	1,768	114,417
Marriott Vacations Worldwide Corp.* (Entertainment)	208	11,970
McDonald’s Corp. (Retail)	7,800	737,568
McKesson Corp. (Pharmaceuticals)	1,768	339,208
Meredith Corp. (Media)	312	14,327
MGM Resorts International* (Lodging)	2,600	69,784

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 157

Common Stocks, continued

	Shares	Value
Morningstar, Inc. (Commercial Services)	208	$14,104
Murphy USA, Inc.* (Oil & Gas)	312	15,419
Neilsen Holdings N.V. (Media)	2,392	110,295
Netflix, Inc.* (Internet)	520	219,814
News Corp.*—Class A (Media)	3,952	69,753
Nordstrom, Inc. (Retail)	1,144	79,199
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	728	23,864
Omnicare, Inc. (Pharmaceuticals)	728	45,500
Omnicom Group, Inc. (Advertising)	1,976	138,300
O’Reilly Automotive, Inc.* (Retail)	832	124,800
Outerwall, Inc.* (Diversified Financial Services)	208	11,444
Panera Bread Co.*—Class A (Retail)	208	30,638
Papa John’s International, Inc. (Retail)	208	8,672
Penn National Gaming, Inc.* (Entertainment)	520	5,450
PetSmart, Inc. (Retail)	728	49,606
Pier 1 Imports, Inc. (Retail)	728	10,964
Priceline.com, Inc.* (Internet)	416	516,859
Regal Entertainment Group—Class A (Entertainment)	624	12,143
Rent-A-Center, Inc. (Commercial Services)	416	9,959
Rite Aid Corp.* (Retail)	7,072	47,312
Rollins, Inc. (Commercial Services)	520	14,721
Ross Stores, Inc. (Retail)	1,664	107,162
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,248	74,443
Safeway, Inc. (Food)	1,768	60,925
Sally Beauty Holdings, Inc.* (Retail)	1,040	26,988
Scripps Networks Interactive—Class A (Media)	832	68,565
Sears Holdings Corp.* (Retail)	312	11,903
Service Corp. International (Commercial Services)	1,664	34,944
Shutterfly, Inc.* (Internet)	312	15,388
Signet Jewelers, Ltd. (Retail)	624	63,517
Sinclair Broadcast Group, Inc.—Class A (Media)	624	20,161
Sirius XM Holdings, Inc.* (Media)	23,192	78,389
Six Flags Entertainment Corp. (Entertainment)	728	27,824
Sotheby’s-Class A (Commercial Services)	520	20,618
Southwest Airlines Co. (Airlines)	5,408	152,938
Spirit Airlines, Inc.* (Airlines)	520	34,018
Staples, Inc. (Retail)	5,096	59,063
Starbucks Corp. (Retail)	5,928	460,487
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,456	111,879
Starz - Liberty Capital* (Media)	728	20,755
Sysco Corp. (Food)	4,576	163,317
Target Corp. (Retail)	4,992	297,473
The Buckle, Inc. (Retail)	208	9,256
The Cheesecake Factory, Inc. (Retail)	312	13,379
The Children’s Place Retail Stores, Inc. (Retail)	208	10,442
The Fresh Market, Inc.* (Food)	312	9,338
The Gap, Inc. (Retail)	2,080	83,429
The Home Depot, Inc. (Retail)	10,712	866,065
The Interpublic Group of Cos., Inc. (Advertising)	3,328	65,595
The Men’s Wearhouse, Inc. (Retail)	312	15,700
The New York Times Co.—Class A (Media)	1,040	12,990
The Wendy’s Co. (Retail)	2,080	16,952
Tiffany & Co. (Retail)	832	81,212
Time Warner Cable, Inc. (Media)	2,184	316,898
Time Warner, Inc. (Media)	6,968	578,483
Time, Inc.* (Media)	832	20,051
TJX Cos., Inc. (Retail)	5,512	293,734
Tractor Supply Co. (Retail)	1,040	64,657
TripAdvisor, Inc.* (Internet)	832	78,907
Twenty-First Century Fox, Inc.—Class A (Media)	14,976	474,440
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	520	48,012
United Continental Holdings, Inc.* (Airlines)	2,912	135,088
United Natural Foods, Inc.* (Food)	416	24,386
Urban Outfitters, Inc.* (Retail)	832	29,727
Vail Resorts, Inc. (Entertainment)	312	23,556
VCA Antech, Inc.* (Pharmaceuticals)	728	27,147
Viacom, Inc.—Class B (Media)	3,120	257,930
Vitamin Shoppe, Inc.* (Retail)	208	8,871
Walgreen Co. (Retail)	6,864	472,037
Wal-Mart Stores, Inc. (Retail)	12,688	933,583
Walt Disney Co. (Media)	12,584	1,080,715
Weight Watchers International, Inc. (Commercial Services)	208	4,512
Whole Foods Market, Inc. (Food)	2,912	111,297
Williams-Sonoma, Inc. (Retail)	728	48,827
Wyndham Worldwide Corp. (Lodging)	1,040	78,572
Wynn Resorts, Ltd. (Lodging)	624	133,037
YUM! Brands, Inc. (Retail)	3,432	238,181
TOTAL COMMON STOCKS (Cost $14,782,306)		21,130,380

Repurchase Agreements(a)(b) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $5,711,006	$5,711,000	$5,711,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,711,000)		5,711,000
TOTAL INVESTMENT SECURITIES (Cost $20,493,306)—100.8%		26,841,380
Net other assets (liabilities)—(0.8)%		(209,705)
NET ASSETS—100.0%		$26,631,675

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,005,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

158 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/25/14	0.62%	$7,866,515	$(185,990)
Dow Jones U.S. Consumer Services Index	UBS AG	8/25/14	0.47%	10,943,810	(243,188)
				$18,810,325	$(429,178)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$229,973	0.9%
Airlines	854,241	3.2%
Commercial Services	439,854	1.7%
Computers	68,312	0.3%
Distribution/Wholesale	11,498	NM
Diversified Financial Services	11,444	NM
Entertainment	220,287	0.8%
Food	562,832	2.1%
Internet	2,460,558	9.2%
Leisure Time	234,891	0.9%
Lodging	827,433	3.1%
Media	5,610,440	21.1%
Oil & Gas	15,419	0.1%
Pharmaceuticals	741,574	2.8%
Retail	8,795,863	33.0%
Software	45,761	0.2%
Other**	5,501,295	20.6%
Total	$26,631,675	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 159

Common Stocks (76.4%)

	Shares	Value
ACE, Ltd. (Insurance)	664	$66,466
Affiliated Managers Group, Inc.* (Diversified Financial Services)	83	16,538
AFLAC, Inc. (Insurance)	913	54,543
Alexander & Baldwin, Inc. (Real Estate)	83	3,168
Alexandria Real Estate Equities, Inc. (REIT)	166	13,048
Allied World Assurance Co. Holdings, Ltd. (Insurance)	166	5,978
Allstate Corp. (Insurance)	913	53,365
Ally Financial, Inc.* (Diversified Financial Services)	166	3,811
American Campus Communities, Inc. (REIT)	249	9,691
American Capital Agency Corp. (REIT)	747	17,271
American Express Co. (Diversified Financial Services)	1,826	160,687
American Financial Group, Inc. (Insurance)	166	9,294
American International Group, Inc. (Insurance)	2,988	155,316
American Realty Capital Properties, Inc. (REIT)	1,826	23,939
American Tower Corp. (REIT)	830	78,345
Ameriprise Financial, Inc. (Diversified Financial Services)	415	49,634
Annaly Mortgage Management, Inc. (REIT)	1,909	21,190
Aon PLC (Insurance)	581	49,013
Apartment Investment & Management Co.— Class A (REIT)	332	11,348
Arch Capital Group, Ltd.* (Insurance)	249	13,309
Argo Group International Holdings, Ltd. (Insurance)	83	4,134
ARMOUR Residential REIT, Inc. (REIT)	747	3,145
Arthur J. Gallagher & Co. (Insurance)	332	14,940
Aspen Insurance Holdings, Ltd. (Insurance)	166	6,642
Associated Banc-Corp. (Banks)	332	5,949
Assurant, Inc. (Insurance)	166	10,518
Assured Guaranty, Ltd. (Insurance)	332	7,410
AvalonBay Communities, Inc. (REIT)	249	36,872
Axis Capital Holdings, Ltd. (Insurance)	166	7,163
BancorpSouth, Inc. (Banks)	166	3,464
Bank of America Corp. (Banks)	21,497	327,829
Bank of Hawaii Corp. (Banks)	83	4,746
Bank of New York Mellon Corp. (Banks)	2,324	90,729
BB&T Corp. (Banks)	1,494	55,308
Berkshire Hathaway, Inc.—Class B* (Insurance)	3,652	458,071
BioMed Realty Trust, Inc. (REIT)	415	8,923
BlackRock, Inc. (Diversified Financial Services)	249	75,878
BOK Financial Corp. (Banks)	83	5,498
Boston Properties, Inc. (REIT)	332	39,656
Brandywine Realty Trust (REIT)	332	5,163
Brown & Brown, Inc. (Insurance)	249	7,664
Camden Property Trust (REIT)	166	12,012
Capital One Financial Corp. (Banks)	1,162	92,425
Capitol Federal Financial, Inc. (Savings & Loans)	249	2,913
Cash America International, Inc. (Retail)	83	3,684
Cathay Bancorp, Inc. (Banks)	166	4,248
CBL & Associates Properties, Inc. (REIT)	332	6,208
CBOE Holdings, Inc. (Diversified Financial Services)	166	8,046
CBRE Group, Inc.*—Class A (Real Estate)	581	17,919
Chimera Investment Corp. (REIT)	2,075	6,578
Cincinnati Financial Corp. (Insurance)	332	15,279
CIT Group, Inc. (Banks)	415	20,381
Citigroup, Inc. (Banks)	6,225	304,465
City National Corp. (Banks)	83	6,246
CME Group, Inc. (Diversified Financial Services)	664	49,096
CNO Financial Group, Inc. (Insurance)	415	6,715
Columbia Property Trust, Inc. (REIT)	249	6,352
Comerica, Inc. (Banks)	332	16,686
Commerce Bancshares, Inc. (Banks)	166	7,480
CommonWealth REIT (REIT)	249	6,688
Corporate Office Properties Trust (REIT)	166	4,709
Corrections Corp. of America (REIT)	249	8,023
Crown Castle International Corp. (REIT)	664	49,256
CubeSmart (REIT)	249	4,534
Cullen/Frost Bankers, Inc. (Banks)	83	6,472
CYS Investments, Inc. (REIT)	332	2,948
DCT Industrial Trust, Inc. (REIT)	664	5,199
DDR Corp. (REIT)	581	10,191
DiamondRock Hospitality Co. (REIT)	415	5,088
Digital Realty Trust, Inc. (REIT)	249	16,033
Discover Financial Services (Diversified Financial Services)	913	55,748
Douglas Emmett, Inc. (REIT)	249	7,094
Duke Realty Corp. (REIT)	664	11,945
DuPont Fabros Technology, Inc. (REIT)	166	4,550
E*TRADE Financial Corp.* (Diversified Financial Services)	581	12,213
East West Bancorp, Inc. (Banks)	332	11,308
EastGroup Properties, Inc. (REIT)	83	5,176
Eaton Vance Corp. (Diversified Financial Services)	249	8,747
Endurance Specialty Holdings, Ltd. (Insurance)	83	4,390
EPR Properties (REIT)	83	4,474
Equity Lifestyle Properties, Inc. (REIT)	166	7,352
Equity Residential (REIT)	664	42,927
Erie Indemnity Co.—Class A (Insurance)	83	6,077
Essex Property Trust, Inc. (REIT)	166	31,469
Everest Re Group, Ltd. (Insurance)	83	12,941
Extra Space Storage, Inc. (REIT)	249	12,881
F.N.B. Corp. (Banks)	332	4,084
Federal Realty Investment Trust (REIT)	166	20,269
Federated Investors, Inc.—Class B (Diversified Financial Services)	166	4,685
Fifth Third Bancorp (Banks)	1,743	35,697
Financial Engines, Inc. (Diversified Financial Services)	83	3,233
First American Financial Corp. (Insurance)	249	6,758
First Financial Bankshares, Inc. (Banks)	83	2,439
First Horizon National Corp. (Banks)	499	5,875
First Niagara Financial Group, Inc. (Savings & Loans)	747	6,424
First Republic Bank (Banks)	249	11,633
FirstMerit Corp. (Banks)	332	5,843
FNF Group (Diversified Financial Services)	581	15,751
FNFV Group* (Diversified Financial Services)	166	2,716
Forest City Enterprises, Inc.—Class A* (Real Estate)	332	6,364
Franklin Resources, Inc. (Diversified Financial Services)	830	44,945
Franklin Street Properties Corp. (REIT)	166	2,015
Fulton Financial Corp. (Banks)	415	4,706
Gaming & Leisure Properties, Inc. (Entertainment)	166	5,589

See accompanying notes to the financial statements.

160 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
General Growth Properties, Inc. (REIT)	1,079	$25,216
Genworth Financial, Inc.*—Class A (Insurance)	996	13,048
Glacier Bancorp, Inc. (Banks)	166	4,396
Greenhill & Co., Inc. (Diversified Financial Services)	83	3,799
Hancock Holding Co. (Banks)	166	5,385
Hanover Insurance Group, Inc. (Insurance)	83	4,798
Hartford Financial Services Group, Inc. (Insurance)	913	31,188
Hatteras Financial Corp. (REIT)	166	3,179
HCC Insurance Holdings, Inc. (Insurance)	166	7,749
HCP, Inc. (REIT)	913	37,917
Health Care REIT, Inc. (REIT)	664	42,249
Healthcare Realty Trust, Inc. (REIT)	166	4,100
Highwoods Properties, Inc. (REIT)	166	6,984
Home Properties, Inc. (REIT)	83	5,461
Hospitality Properties Trust (REIT)	332	9,485
Host Hotels & Resorts, Inc. (REIT)	1,577	34,284
Hudson City Bancorp, Inc. (Savings & Loans)	996	9,711
Huntington Bancshares, Inc. (Banks)	1,660	16,301
IBERIABANK Corp. (Banks)	83	5,446
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	249	47,862
International Bancshares Corp. (Banks)	83	2,104
Invesco Mortgage Capital, Inc. (REIT)	249	4,228
Invesco, Ltd. (Diversified Financial Services)	913	34,356
J.P. Morgan Chase & Co. (Banks)	7,719	445,155
Janus Capital Group, Inc. (Diversified Financial Services)	332	3,781
Jones Lang LaSalle, Inc. (Real Estate)	83	10,267
Kemper Corp. (Insurance)	83	2,873
KeyCorp (Banks)	1,826	24,724
Kilroy Realty Corp. (REIT)	166	10,265
Kimco Realty Corp. (REIT)	830	18,575
LaSalle Hotel Properties (REIT)	249	8,663
Legg Mason, Inc. (Diversified Financial Services)	249	11,815
Lexington Realty Trust (REIT)	415	4,540
Liberty Property Trust (REIT)	332	11,676
Lincoln National Corp. (Insurance)	581	30,439
Loews Corp. (Insurance)	664	27,974
LPL Financial Holdings, Inc. (Diversified Financial Services)	166	7,882
M&T Bank Corp. (Banks)	249	30,254
Mack-Cali Realty Corp. (REIT)	166	3,503
Marsh & McLennan Cos., Inc. (Insurance)	1,162	58,995
MasterCard, Inc.—Class A (Commercial Services)	2,075	153,861
MB Financial, Inc. (Banks)	83	2,236
MBIA, Inc.* (Insurance)	332	3,181
McGraw Hill Financial, Inc. (Commercial Services)	581	46,608
Medical Properties Trust, Inc. (REIT)	332	4,469
Mercury General Corp. (Insurance)	83	4,085
MetLife, Inc. (Insurance)	2,324	122,242
MFA Financial, Inc. (REIT)	747	6,081
MGIC Investment Corp.* (Insurance)	664	4,907
Mid-America Apartment Communities, Inc. (REIT)	166	11,607
Montpelier Re Holdings, Ltd. (Insurance)	83	2,451
Moody’s Corp. (Commercial Services)	415	36,105
Morgan Stanley Dean Witter & Co. (Banks)	2,822	91,263
MSCI, Inc.*—Class A (Software)	249	11,267
NASDAQ Stock Market, Inc. (Diversified Financial Services)	249	10,505
National Penn Bancshares, Inc. (Banks)	249	2,565
National Retail Properties, Inc. (REIT)	249	8,857
Navient Corp. (Diversified Financial Services)	830	14,276
New York Community Bancorp (Savings & Loans)	913	14,499
Northern Trust Corp. (Banks)	415	27,759
Ocwen Financial Corp.* (Diversified Financial Services)	249	7,512
Old National Bancorp (Banks)	249	3,332
Old Republic International Corp. (Insurance)	498	7,166
OMEGA Healthcare Investors, Inc. (REIT)	249	9,098
PartnerRe, Ltd. (Insurance)	83	8,662
People’s United Financial, Inc. (Savings & Loans)	664	9,641
Piedmont Office Realty Trust, Inc.—Class A (REIT)	332	6,457
Platinum Underwriters Holdings, Ltd. (Insurance)	83	4,864
Plum Creek Timber Co., Inc. (REIT)	332	13,735
PNC Financial Services Group (Banks)	1,079	89,082
Popular, Inc.* (Banks)	249	7,943
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	83	4,894
Post Properties, Inc. (REIT)	83	4,499
Potlatch Corp. (REIT)	83	3,428
Primerica, Inc. (Insurance)	83	3,825
Principal Financial Group, Inc. (Insurance)	581	28,864
PrivateBancorp, Inc. (Banks)	166	4,781
ProAssurance Corp. (Insurance)	83	3,621
Progressive Corp. (Insurance)	1,079	25,292
Prologis, Inc. (REIT)	996	40,646
Prosperity Bancshares, Inc. (Banks)	83	4,825
Protective Life Corp. (Insurance)	166	11,517
Prudential Financial, Inc. (Insurance)	913	79,404
Public Storage, Inc. (REIT)	332	56,974
Radian Group, Inc. (Insurance)	415	5,254
Raymond James Financial Corp. (Diversified Financial Services)	249	12,687
Rayonier, Inc. (REIT)	249	8,481
Realogy Holdings Corp.* (Real Estate)	332	12,204
Realty Income Corp. (REIT)	415	17,866
Redwood Trust, Inc. (REIT)	166	3,151
Regency Centers Corp. (REIT)	166	9,024
Regions Financial Corp. (Banks)	2,822	28,615
Reinsurance Group of America, Inc. (Insurance)	166	13,323
RenaissanceRe Holdings (Insurance)	83	8,118
Retail Properties of America, Inc. (REIT)	415	6,246
RLI Corp. (Insurance)	83	3,547
RLJ Lodging Trust (REIT)	249	6,982
Ryman Hospitality Properties, Inc. (REIT)	83	3,963
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	166	3,182
SEI Investments Co. (Commercial Services)	332	11,892
Selective Insurance Group, Inc. (Insurance)	83	1,850
Senior Housing Properties Trust (REIT)	415	9,487
Signature Bank* (Banks)	83	9,494
Simon Property Group, Inc. (REIT)	664	111,677

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 161

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (REIT)	166	$17,895
SLM Corp. (Diversified Financial Services)	830	7,354
Sovran Self Storage, Inc. (REIT)	83	6,368
Spirit Realty Capital, Inc. (REIT)	747	8,643
St. Joe Co.* (Real Estate)	166	3,791
StanCorp Financial Group, Inc. (Insurance)	83	5,008
Starwood Property Trust, Inc. (REIT)	415	9,794
Starwood Waypoint Residential Trust* (REIT)	83	2,182
State Street Corp. (Banks)	913	64,312
Stifel Financial Corp.* (Diversified Financial Services)	166	7,601
Sunstone Hotel Investors, Inc. (REIT)	415	5,889
SunTrust Banks, Inc. (Banks)	1,079	41,056
Susquehanna Bancshares, Inc. (Banks)	415	4,225
SVB Financial Group* (Banks)	83	9,049
Synovus Financial Corp. (Banks)	249	5,864
T. Rowe Price Group, Inc. (Diversified Financial Services)	498	38,675
Tanger Factory Outlet Centers, Inc. (REIT)	166	5,752
Taubman Centers, Inc. (REIT)	166	12,211
TCF Financial Corp. (Banks)	332	5,249
TD Ameritrade Holding Corp. (Diversified Financial Services)	498	15,996
Texas Capital Bancshares, Inc.* (Banks)	83	4,320
The Charles Schwab Corp. (Diversified Financial Services)	2,407	66,794
The Chubb Corp. (Insurance)	498	43,182
The Geo Group, Inc. (REIT)	166	5,712
The Goldman Sachs Group, Inc. (Banks)	830	143,482
The Howard Hughes Corp.* (Real Estate)	83	12,070
The Macerich Co. (REIT)	249	16,187
The Travelers Cos., Inc. (Insurance)	747	66,901
Torchmark Corp. (Insurance)	249	13,132
Trustmark Corp. (Banks)	166	3,823
Two Harbors Investment Corp. (REIT)	747	7,642
U.S. Bancorp (Banks)	3,735	156,982
UDR, Inc. (REIT)	498	14,482
UMB Financial Corp. (Banks)	83	4,700
Umpqua Holdings Corp. (Banks)	332	5,617
United Bankshares, Inc. (Banks)	166	5,325
UnumProvident Corp. (Insurance)	498	17,096
Validus Holdings, Ltd. (Insurance)	166	6,064
Valley National Bancorp (Banks)	415	3,976
Ventas, Inc. (REIT)	581	36,894
Visa, Inc.—Class A (Diversified Financial Services)	996	210,166
Vornado Realty Trust (REIT)	332	35,199
Voya Financial, Inc. (Insurance)	249	9,238
W.R. Berkley Corp. (Insurance)	249	11,108
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	166	8,763
Washington Federal, Inc. (Savings & Loans)	166	3,479
Washington Prime Group, Inc.* (REIT)	332	6,271
Washington REIT (REIT)	166	4,502
Webster Financial Corp. (Banks)	166	4,759
Weingarten Realty Investors (REIT)	249	8,195
Wells Fargo & Co. (Banks)	9,794	498,515
Westamerica Bancorp (Banks)	83	3,969
Western Union Co. (Commercial Services)	1,079	18,850
Weyerhaeuser Co. (REIT)	1,079	33,794
Willis Group Holdings PLC (Insurance)	332	13,528
Wintrust Financial Corp. (Banks)	83	3,845
WP Carey, Inc. (Real Estate)	83	5,456
XL Group PLC (Insurance)	581	18,731
Zions Bancorp (Banks)	415	11,960
TOTAL COMMON STOCKS (Cost $3,423,876)		7,328,027

Repurchase Agreements(a)(b) (28.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,716,003	$2,716,000	$2,716,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,716,000)		2,716,000
TOTAL INVESTMENT SECURITIES (Cost $6,139,876)—104.7%		10,044,027
Net other assets (liabilities)—(4.7)%		(450,630)
NET ASSETS—100.0%		$9,593,397

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $1,576,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/25/14	0.62%	$2,739,997	$(84,947)
Dow Jones U.S. Financials Index	UBS AG	8/25/14	0.37%	4,315,913	(115,863)
				$7,055,910	$(200,810)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

162 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Financials UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Banks	$2,820,199	29.5%
Commercial Services	267,316	2.8%
Diversified Financial Services	1,029,628	10.7%
Entertainment	5,589	0.1%
Insurance	1,699,211	17.7%
Real Estate	71,239	0.7%
REIT	1,373,226	14.3%
Retail	3,684	NM
Savings & Loans	46,668	0.5%
Software	11,267	0.1%
Other**	2,265,370	23.6%
Total	$9,593,397	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 163

Common Stocks (78.7%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	21,805	$918,427
AbbVie, Inc. (Pharmaceuticals)	23,030	1,205,390
Acorda Therapeutics, Inc.* (Biotechnology)	490	14,342
Actavis PLC* (Pharmaceuticals)	3,920	839,898
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	245	8,234
Aetna, Inc. (Healthcare-Services)	5,145	398,892
Alere, Inc.* (Healthcare-Products)	1,225	49,000
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,940	467,431
Align Technology, Inc.* (Healthcare-Products)	980	53,126
Alkermes PLC* (Pharmaceuticals)	2,205	94,286
Allergan, Inc. (Pharmaceuticals)	4,410	731,443
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	980	52,969
Amgen, Inc. (Biotechnology)	11,025	1,404,474
Arena Pharmaceuticals, Inc.* (Biotechnology)	3,185	14,747
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,695	15,523
Bard (C.R.), Inc. (Healthcare-Products)	1,225	182,807
Baxter International, Inc. (Healthcare-Products)	7,840	585,569
Becton, Dickinson & Co. (Healthcare-Products)	2,695	313,267
Biogen Idec, Inc.* (Biotechnology)	3,430	1,146,958
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	2,205	136,313
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	245	28,173
Boston Scientific Corp.* (Healthcare-Products)	19,110	244,226
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,010	1,215,386
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,450	84,893
CareFusion Corp.* (Healthcare-Products)	2,940	128,743
Celgene Corp.* (Biotechnology)	11,760	1,024,884
Centene Corp.* (Healthcare-Services)	735	52,986
Cepheid, Inc.* (Healthcare-Products)	980	36,887
Charles River Laboratories International, Inc.* (Biotechnology)	735	39,844
CIGNA Corp. (Healthcare-Services)	3,920	352,957
Community Health Systems, Inc.* (Healthcare-Services)	1,715	81,806
Covance, Inc.* (Healthcare-Services)	735	61,681
Covidien PLC (Healthcare-Products)	6,615	572,263
Cubist Pharmaceuticals, Inc.* (Biotechnology)	980	59,682
DaVita, Inc.* (Healthcare-Services)	2,695	189,836
DENTSPLY International, Inc. (Healthcare-Products)	1,960	90,983
Edwards Lifesciences Corp.* (Healthcare-Products)	1,470	132,668
Eli Lilly & Co. (Pharmaceuticals)	14,210	867,663
Endo International PLC* (Pharmaceuticals)	1,960	131,477
Express Scripts Holding Co.* (Pharmaceuticals)	11,270	784,956
Gilead Sciences, Inc.* (Biotechnology)	22,295	2,041,106
Haemonetics Corp.* (Healthcare-Products)	735	26,144
HCA Holdings, Inc.* (Healthcare-Services)	4,655	304,018
Health Net, Inc.* (Healthcare-Services)	1,225	50,458
Healthcare Services Group, Inc. (Commercial Services)	980	25,617
HealthSouth Corp. (Healthcare-Services)	1,225	46,954
Henry Schein, Inc.* (Healthcare-Products)	1,225	142,406
Hill-Rom Holdings, Inc. (Healthcare-Products)	735	28,959
HMS Holdings Corp.* (Commercial Services)	1,225	22,552
Hologic, Inc.* (Healthcare-Products)	3,920	102,194
Hospira, Inc.* (Healthcare-Products)	2,450	135,902
Humana, Inc. (Healthcare-Services)	2,205	259,418
IDEXX Laboratories, Inc.* (Healthcare-Products)	735	91,493
Illumina, Inc.* (Biotechnology)	1,960	313,424
Impax Laboratories, Inc.* (Pharmaceuticals)	980	22,922
Incyte Corp.* (Biotechnology)	2,205	104,892
Intuitive Surgical, Inc.* (Healthcare-Products)	490	224,200
Isis Pharmaceuticals, Inc.* (Biotechnology)	1,715	53,148
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	735	102,702
Johnson & Johnson (Pharmaceuticals)	41,160	4,119,704
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,225	127,020
LifePoint Hospitals, Inc.* (Healthcare-Services)	735	52,714
Magellan Health Services, Inc.* (Healthcare-Services)	490	28,224
Mallinckrodt PLC* (Pharmaceuticals)	735	51,171
Masimo Corp.* (Healthcare-Products)	735	17,699
Medivation, Inc.* (Biotechnology)	1,225	90,933
Mednax, Inc.* (Healthcare-Services)	1,470	86,995
Medtronic, Inc. (Healthcare-Products)	14,455	892,451
Merck & Co., Inc. (Pharmaceuticals)	42,385	2,404,925
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,390	266,104
Myriad Genetics, Inc.* (Biotechnology)	980	35,378
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,960	20,678
Owens & Minor, Inc. (Distribution/Wholesale)	980	32,428
PAREXEL International Corp.* (Commercial Services)	735	39,367
Patterson Cos., Inc. (Healthcare-Products)	1,225	47,787
PDL BioPharma, Inc. (Biotechnology)	2,450	22,981
Perrigo Co. PLC (Pharmaceuticals)	1,960	294,881
Pfizer, Inc. (Pharmaceuticals)	92,610	2,657,907
Pharmacyclics, Inc*. (Pharmaceuticals)	980	118,031
Quest Diagnostics, Inc. (Healthcare-Services)	2,205	134,726
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	735	66,128
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,225	387,370
ResMed, Inc. (Healthcare-Products)	1,960	101,410
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	980	129,272
Seattle Genetics, Inc.* (Biotechnology)	1,715	60,368
Sirona Dental Systems, Inc.* (Healthcare-Products)	735	58,947
St. Jude Medical, Inc. (Healthcare-Products)	4,165	271,516
STERIS Corp. (Healthcare-Products)	980	49,862
Stryker Corp. (Healthcare-Products)	4,410	351,785
Team Health Holdings, Inc.* (Commercial Services)	980	55,419
Techne Corp. (Healthcare-Products)	490	45,727
Teleflex, Inc. (Healthcare-Products)	490	52,793
Tenet Healthcare Corp.* (Healthcare-Services)	1,470	77,572
The Cooper Cos., Inc. (Healthcare-Products)	735	118,247
Theravance Biopharma, Inc.* (Biotechnology)	245	6,867
Theravance, Inc. (Biotechnology)	1,225	26,583
Thermo Fisher Scientific, Inc. (Electronics)	5,880	714,420
Thoratec Corp.* (Healthcare-Products)	735	23,888
United Therapeutics Corp.* (Biotechnology)	735	66,841
UnitedHealth Group, Inc. (Healthcare-Services)	14,210	1,151,720
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,225	130,585
Varian Medical Systems, Inc.* (Healthcare-Products)	1,470	120,761
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,430	304,961
VIVUS, Inc.* (Pharmaceuticals)	1,470	7,085
Waters Corp.* (Electronics)	1,225	126,714

See accompanying notes to the financial statements.

164 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
WellCare Health Plans, Inc.* (Healthcare-Services)	735	$45,849
WellPoint, Inc. (Healthcare-Services)	4,165	457,358
West Pharmaceutical Services, Inc. (Healthcare-Products)	980	39,935
Zimmer Holdings, Inc. (Healthcare-Products)	2,450	245,172
Zoetis, Inc. (Pharmaceuticals)	7,350	241,889
TOTAL COMMON STOCKS (Cost $28,728,600)		35,992,747

Repurchase Agreements(a)(b) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $11,044,011	$11,044,000	$11,044,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,044,000)		11,044,000
TOTAL INVESTMENT SECURITIES (Cost $39,772,600)—102.8%		47,036,747
Net other assets (liabilities)—(2.8)%		(1,273,394)
NET ASSETS—100.0%		$45,763,353

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $7,077,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/25/14	0.62%	$15,730,742	$(367,917)
Dow Jones U.S. Health Care Index	UBS AG	8/25/14	0.42%	16,888,771	(361,781)
				$32,619,513	$(729,698)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Biotechnology	$7,928,425	17.3%
Commercial Services	142,955	0.3%
Distribution/Wholesale	32,428	0.1%
Electronics	841,134	1.8%
Healthcare-Products	5,578,817	12.2%
Healthcare-Services	4,176,662	9.1%
Pharmaceuticals	17,292,326	37.9%
Other**	9,770,606	21.3%
Total	$45,763,353	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 165

Common Stocks (74.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,030	$286,007
ABM Industries, Inc. (Commercial Services)	174	4,282
Acacia Research Corp. (Investment Companies)	174	2,968
Accenture PLC—Class A (Computers)	2,030	160,938
Actuant Corp.—Class A (Miscellaneous Manufacturing)	232	7,489
Acuity Brands, Inc. (Electrical Components & Equipment)	116	12,443
Advisory Board Co.* (Commercial Services)	116	5,816
Aecom Technology Corp.* (Engineering & Construction)	348	11,815
AGCO Corp. (Machinery-Diversified)	290	14,126
Agilent Technologies, Inc. (Electronics)	1,102	61,810
Air Lease Corp. (Diversified Financial Services)	290	9,991
Allegion PLC (Electronics)	290	14,915
Alliance Data Systems Corp.* (Commercial Services)	174	45,638
Alliant Techsystems, Inc. (Aerospace/Defense)	116	15,072
Ametek, Inc. (Electrical Components & Equipment)	812	39,536
Amphenol Corp.—Class A (Electronics)	522	50,201
Anixter International, Inc. (Telecommunications)	58	4,986
Applied Industrial Technologies, Inc. (Machinery-Diversified)	116	5,621
AptarGroup, Inc. (Miscellaneous Manufacturing)	232	14,175
Arrow Electronics, Inc.* (Distribution/Wholesale)	348	20,167
Automatic Data Processing, Inc. (Commercial Services)	1,566	127,331
Avery Dennison Corp. (Household Products/Wares)	290	13,691
Avnet, Inc. (Electronics)	464	19,641
Babcock & Wilcox Co. (Machinery-Diversified)	348	10,802
Ball Corp. (Packaging & Containers)	464	28,424
BE Aerospace, Inc.* (Aerospace/Defense)	348	29,629
Belden, Inc. (Electrical Components & Equipment)	116	7,876
Bemis Co., Inc. (Packaging & Containers)	348	13,575
Benchmark Electronics, Inc.* (Electronics)	174	4,202
Blackhawk Network Holdings, Inc.—Class B* (Diversified Financial Services)	116	3,235
Boeing Co. (Aerospace/Defense)	2,204	265,538
Brady Corp.—Class A (Electronics)	174	4,550
Broadridge Financial Solutions, Inc. (Software)	406	16,390
C.H. Robinson Worldwide, Inc. (Transportation)	464	31,301
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	232	18,565
Caterpillar, Inc. (Machinery-Construction & Mining)	2,030	204,523
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	348	20,643
Cintas Corp. (Commercial Services)	348	21,785
Civeo Corp.* (Commercial Services)	348	8,839
Clarcor, Inc. (Miscellaneous Manufacturing)	174	10,320
Clean Harbors, Inc.* (Environmental Control)	174	10,028
Cognex Corp.* (Machinery-Diversified)	290	11,884
Colfax Corp.* (Miscellaneous Manufacturing)	290	18,261
Convergys Corp. (Commercial Services)	348	6,748
Con-way, Inc. (Transportation)	174	8,587
CoreLogic, Inc.* (Commercial Services)	290	7,888
CoStar Group, Inc.* (Commercial Services)	116	16,673
Covanta Holding Corp. (Environmental Control)	406	8,291
Crane Co. (Miscellaneous Manufacturing)	174	11,938
Crown Holdings, Inc.* (Packaging & Containers)	464	21,599
CSX Corp. (Transportation)	3,248	97,180
Cummins, Inc. (Machinery-Diversified)	580	80,846
Curtiss-Wright Corp. (Aerospace/Defense)	174	11,051
Danaher Corp. (Miscellaneous Manufacturing)	1,972	145,691
Deere & Co. (Machinery-Diversified)	1,160	98,728
Deluxe Corp. (Commercial Services)	174	9,572
DigitalGlobe, Inc.* (Telecommunications)	232	6,067
Donaldson Co., Inc. (Miscellaneous Manufacturing)	406	15,749
Dover Corp. (Miscellaneous Manufacturing)	522	44,767
Eagle Materials, Inc. (Building Materials)	174	15,803
Eaton Corp. (Miscellaneous Manufacturing)	1,566	106,363
EMCOR Group, Inc. (Engineering & Construction)	232	9,496
Emerson Electric Co. (Electrical Components & Equipment)	2,262	143,977
EnerSys (Electrical Components & Equipment)	174	11,037
Equifax, Inc. (Commercial Services)	406	30,892
Esterline Technologies Corp.* (Aerospace/Defense)	116	12,592
Euronet Worldwide, Inc.* (Commercial Services)	174	8,707
Exelis, Inc. (Aerospace/Defense)	638	10,744
Expeditors International of Washington, Inc. (Transportation)	638	27,549
Fastenal Co. (Distribution/Wholesale)	870	38,585
FedEx Corp. (Transportation)	928	136,305
FEI Co. (Electronics)	116	8,886
Fidelity National Information Services, Inc. (Software)	928	52,340
Fiserv, Inc.* (Software)	812	50,076
FleetCor Technologies, Inc.* (Commercial Services)	232	30,808
FLIR Systems, Inc. (Electronics)	464	15,442
Flowserve Corp. (Machinery-Diversified)	464	34,355
Fluor Corp. (Engineering & Construction)	522	38,037
Fortune Brands Home & Security, Inc. (Building Materials)	522	19,726
Forward Air Corp. (Transportation)	116	5,193
Foster Wheeler AG (Engineering & Construction)	348	11,470
FTI Consulting, Inc.* (Commercial Services)	116	4,287
GATX Corp. (Trucking & Leasing)	174	10,788
Generac Holdings, Inc.* (Electrical Components & Equipment)	232	10,068
General Cable Corp. (Electrical Components & Equipment)	174	3,868
General Dynamics Corp. (Aerospace/Defense)	1,044	121,908
General Electric Co. (Miscellaneous Manufacturing)	32,538	818,330
Genesee & Wyoming, Inc.—Class A* (Transportation)	174	17,353
Genpact, Ltd.* (Commercial Services)	522	9,187
Global Payments, Inc. (Commercial Services)	232	16,071
Graco, Inc. (Machinery-Diversified)	174	12,902
Greif, Inc.—Class A (Packaging & Containers)	116	5,821
Harsco Corp. (Miscellaneous Manufacturing)	290	7,328
HEICO Corp. (Aerospace/Defense)	174	8,554

See accompanying notes to the financial statements.

166 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Hexcel Corp.* (Miscellaneous Manufacturing)	290	$10,803
Hillenbrand, Inc. (Miscellaneous Manufacturing)	232	6,972
Honeywell International, Inc. (Electronics)	2,552	234,351
Hub Group, Inc.—Class A* (Transportation)	116	5,357
Hubbell, Inc.—Class B (Electrical Components & Equipment)	174	20,348
Huntington Ingalls Industries, Inc. (Shipbuilding)	174	15,820
IDEX Corp. (Machinery-Diversified)	290	21,988
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,218	100,327
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	812	47,737
IPG Photonics Corp.* (Semiconductors)	116	7,813
Iron Mountain, Inc. (Commercial Services)	580	19,436
Itron, Inc.* (Electronics)	116	4,174
ITT Corp. (Miscellaneous Manufacturing)	290	13,331
J.B. Hunt Transport Services, Inc. (Transportation)	290	22,405
Jabil Circuit, Inc. (Electronics)	580	11,577
Jack Henry & Associates, Inc. (Computers)	290	16,922
Jacobs Engineering Group, Inc.* (Engineering & Construction)	406	20,629
Joy Global, Inc. (Machinery-Construction & Mining)	348	20,622
Kansas City Southern Industries, Inc. (Transportation)	348	37,953
KBR, Inc. (Engineering & Construction)	464	9,586
Kennametal, Inc. (Hand/Machine Tools)	232	9,809
Kirby Corp.* (Transportation)	174	20,264
Knowles Corp.* (Telecommunications)	290	8,433
L-3 Communications Holdings, Inc. (Aerospace/Defense)	290	30,438
Landstar System, Inc. (Transportation)	174	11,507
Lennox International, Inc. (Building Materials)	174	14,846
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	232	15,415
LinkedIn Corp.*—Class A (Internet)	348	62,863
Littelfuse, Inc. (Electrical Components & Equipment)	58	5,041
Lockheed Martin Corp. (Aerospace/Defense)	870	145,264
Louisiana-Pacific Corp.* (Building Materials)	464	6,283
Manitowoc Co. (Machinery-Diversified)	464	12,324
Manpower, Inc. (Commercial Services)	232	18,070
Martin Marietta Materials (Building Materials)	174	21,616
Masco Corp. (Building Materials)	1,160	24,127
Matson, Inc. (Transportation)	116	3,126
MAXIMUS, Inc. (Commercial Services)	232	9,596
MDU Resources Group, Inc. (Electric)	638	20,103
MeadWestvaco Corp. (Forest Products & Paper)	522	21,820
Mettler Toledo International, Inc.* (Electronics)	116	29,828
Moog, Inc.—Class A* (Aerospace/Defense)	116	7,658
MRC Global, Inc.* (Oil & Gas Services)	348	9,337
MSA Safety, Inc. (Environmental Control)	116	6,006
MSC Industrial Direct Co.—Class A (Retail)	174	14,840
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	174	4,842
National Instruments Corp. (Electronics)	348	11,080
Navistar International Corp.* (Auto Manufacturers)	232	8,159
NeuStar, Inc.*—Class A (Telecommunications)	174	4,848
Nordson Corp. (Machinery-Diversified)	174	13,080
Norfolk Southern Corp. (Transportation)	986	100,237
Northrop Grumman Corp. (Aerospace/Defense)	696	85,796
NOW, Inc.* (Oil & Gas Services)	348	11,202
Old Dominion Freight Line, Inc.* (Transportation)	232	14,727
Oshkosh Truck Corp. (Auto Manufacturers)	290	13,404
Owens Corning, Inc. (Building Materials)	348	11,849
Owens-Illinois, Inc.* (Packaging & Containers)	522	16,281
PACCAR, Inc. (Auto Manufacturers)	1,160	72,233
Packaging Corp. of America (Packaging & Containers)	290	19,186
Pall Corp. (Miscellaneous Manufacturing)	348	26,960
Parker Hannifin Corp. (Miscellaneous Manufacturing)	464	53,337
Paychex, Inc. (Software)	1,044	42,814
Pentair PLC (Miscellaneous Manufacturing)	638	40,877
PerkinElmer, Inc. (Electronics)	348	16,085
PHH Corp.* (Commercial Services)	174	4,063
Precision Castparts Corp. (Metal Fabricate/Hardware)	464	106,163
Quanta Services, Inc.* (Commercial Services)	696	23,309
R.R. Donnelley & Sons Co. (Commercial Services)	638	11,076
Raytheon Co. (Aerospace/Defense)	986	89,499
Regal-Beloit Corp. (Hand/Machine Tools)	174	12,230
Republic Services, Inc. (Environmental Control)	870	32,999
Robert Half International, Inc. (Commercial Services)	464	22,574
Rock-Tenn Co.—Class A (Packaging & Containers)	232	23,068
Rockwell Automation, Inc. (Machinery-Diversified)	464	51,810
Rockwell Collins, Inc. (Aerospace/Defense)	464	33,997
Roper Industries, Inc. (Machinery-Diversified)	348	50,136
Ryder System, Inc. (Transportation)	174	14,987
Sealed Air Corp. (Packaging & Containers)	638	20,493
Sensata Tech Holding N.V.* (Electronics)	522	24,137
Sherwin-Williams Co. (Chemicals)	290	59,806
Silgan Holdings, Inc. (Packaging & Containers)	116	5,710
Simpson Manufacturing Co., Inc. (Building Materials)	116	3,528
Smith Corp. (Miscellaneous Manufacturing)	232	10,834
Sonoco Products Co. (Packaging & Containers)	348	13,621
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	348	11,334
SPX Corp. (Miscellaneous Manufacturing)	116	11,499
Stericycle, Inc.* (Environmental Control)	290	34,119
TE Connectivity, Ltd. (Electronics)	1,334	82,562
Teledyne Technologies, Inc.* (Aerospace/Defense)	116	10,579
Terex Corp. (Machinery-Construction & Mining)	348	12,009
TETRA Tech, Inc. (Environmental Control)	232	5,633
Textron, Inc. (Miscellaneous Manufacturing)	928	33,751
The ADT Corp. (Commercial Services)	580	20,184
The Brink’s Co. (Commercial Services)	174	4,670
The Corporate Executive Board Co. (Commercial Services)	116	7,200
The Timken Co. (Metal Fabricate/Hardware)	232	10,278
The Valspar Corp. (Chemicals)	232	17,412
Toro Co. (Housewares)	174	10,323
Total System Services, Inc. (Commercial Services)	522	16,704

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 167

Common Stocks, continued

	Shares	Value
Towers Watson & Co.—Class A (Commercial Services)	232	$23,669
TransDigm Group, Inc. (Aerospace/Defense)	174	29,218
Trimble Navigation, Ltd.* (Electronics)	870	26,883
Trinity Industries, Inc. (Miscellaneous Manufacturing)	522	22,780
Triumph Group, Inc. (Aerospace/Defense)	174	11,023
Tyco International, Ltd. (Electronics)	1,508	65,070
Union Pacific Corp. (Transportation)	2,958	290,801
United Parcel Service, Inc.—Class B (Transportation)	2,262	219,618
United Rentals, Inc.* (Commercial Services)	290	30,711
United Stationers, Inc. (Distribution/Wholesale)	116	4,475
United Technologies Corp. (Aerospace/Defense)	2,726	286,639
Universal Display Corp.* (Electrical Components & Equipment)	116	3,557
URS Corp. (Engineering & Construction)	232	13,287
USG Corp.* (Building Materials)	290	7,671
UTI Worldwide, Inc.* (Transportation)	290	2,743
Valmont Industries, Inc. (Metal Fabricate/Hardware)	116	16,893
Veeco Instruments, Inc.* (Semiconductors)	116	4,026
Verisk Analytics, Inc.*—Class A (Commercial Services)	464	27,859
Vishay Intertechnology, Inc. (Electronics)	464	6,835
Vulcan Materials Co. (Building Materials)	406	25,630
W.W. Grainger, Inc. (Distribution/Wholesale)	174	40,916
Wabtec Corp. (Machinery-Diversified)	290	23,397
Waste Connections, Inc. (Environmental Control)	406	19,220
Waste Management, Inc. (Environmental Control)	1,392	62,486
Watsco, Inc. (Distribution/Wholesale)	116	10,390
WESCO International, Inc.* (Distribution/Wholesale)	116	9,105
WEX, Inc.* (Commercial Services)	116	12,519
Woodward, Inc. (Electronics)	174	8,693
Xerox Corp. (Office/Business Equipment)	3,538	46,914
Xylem, Inc. (Machinery-Diversified)	580	20,468
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	174	13,932
TOTAL COMMON STOCKS (Cost $5,786,326)		8,178,739

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,770,003	$2,770,000	$2,770,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,770,000)		2,770,000
TOTAL INVESTMENT SECURITIES (Cost $8,556,326)—99.1%		10,948,739
Net other assets (liabilities)—0.9%		94,751
NET ASSETS—100.0%		$11,043,490

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $2,123,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/25/14	0.62%	$4,450,575	$(177,324)
Dow Jones U.S. Industrials Index	UBS AG	8/25/14	0.42%	3,939,621	(172,821)
				$8,390,196	$(350,145)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

168 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Industrials UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$1,216,533	11.1%
Auto Manufacturers	93,796	0.8%
Building Materials	151,080	1.4%
Chemicals	77,218	0.7%
Commercial Services	606,163	5.5%
Computers	177,860	1.6%
Distribution/Wholesale	123,637	1.1%
Diversified Financial Services	13,226	0.1%
Electric	20,103	0.2%
Electrical Components & Equipment	257,751	2.3%
Electronics	700,921	6.3%
Engineering & Construction	134,964	1.2%
Environmental Control	178,782	1.6%
Forest Products & Paper	21,820	0.2%
Hand/Machine Tools	37,454	0.3%
Household Products/Wares	13,691	0.1%
Housewares	10,323	0.1%
Internet	62,863	0.6%
Investment Companies	2,968	NM
Machinery-Construction & Mining	237,154	2.1%
Machinery-Diversified	476,399	4.3%
Metal Fabricate/Hardware	138,176	1.3%
Miscellaneous Manufacturing	1,884,192	17.1%
Office/Business Equipment	46,914	0.4%
Oil & Gas Services	20,539	0.2%
Packaging & Containers	167,778	1.5%
Retail	14,840	0.1%
Semiconductors	11,839	0.1%
Shipbuilding	15,820	0.1%
Software	161,620	1.5%
Telecommunications	24,334	0.2%
Transportation	1,067,193	9.8%
Trucking & Leasing	10,788	0.1%
Other**	2,864,751	26.0%
Total	$11,043,490	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 169

Common Stocks (78.8%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	22,989	$1,356,812
Allscripts Healthcare Solutions, Inc.* (Software)	44,082	701,785
Amazon.com, Inc.* (Internet)	13,272	4,154,003
Blucora, Inc.* (Internet)	20,619	351,966
Conversant, Inc.* (Internet)	21,804	509,559
Cornerstone OnDemand, Inc.* (Software)	14,457	604,881
DealerTrack Holdings, Inc.* (Software)	13,983	525,341
Demandware, Inc.* (Software)	13,746	828,059
Digital River, Inc.* (Software)	18,960	270,938
E*TRADE Financial Corp.* (Diversified Financial Services)	49,770	1,046,165
EarthLink Holdings Corp. (Telecommunications)	73,944	291,339
eBay, Inc.* (Internet)	61,383	3,241,022
Ebix, Inc. (Software)	21,804	273,858
Equinix, Inc.* (Internet)	6,636	1,423,555
Expedia, Inc. (Internet)	15,405	1,223,465
Facebook, Inc.*—Class A (Internet)	63,990	4,648,875
Google, Inc.*—Class C (Internet)	4,503	2,573,915
Google, Inc.*—Class A (Internet)	4,503	2,609,714
Groupon, Inc.* (Internet)	107,361	694,626
IAC/InterActiveCorp (Internet)	14,220	955,584
j2 Global, Inc. (Computers)	13,035	637,672
Juniper Networks, Inc.* (Telecommunications)	57,591	1,355,692
LinkedIn Corp.*—Class A (Internet)	10,191	1,840,902
LivePerson, Inc.* (Computers)	32,232	379,693
Netflix, Inc.* (Internet)	4,740	2,003,693
NETGEAR, Inc.* (Telecommunications)	14,220	445,228
NetSuite, Inc.* (Software)	8,295	699,351
Pandora Media, Inc.* (Internet)	34,128	857,295
Priceline.com, Inc.* (Internet)	2,607	3,239,067
Rackspace Hosting, Inc.* (Internet)	23,226	703,516
Salesforce.com, Inc.* (Software)	41,949	2,275,734
Sapient Corp.* (Internet)	35,550	524,718
Sonus Networks, Inc.* (Telecommunications)	114,234	403,246
TD Ameritrade Holding Corp. (Diversified Financial Services)	37,209	1,195,153
Tibco Software, Inc.* (Internet)	36,498	704,411
TripAdvisor, Inc.* (Internet)	13,509	1,281,194
Twitter, Inc.* (Internet)	19,908	899,643
United Online, Inc. (Internet)	17,064	182,755
VeriSign, Inc.* (Internet)	20,619	1,114,457
VirnetX Holding Corp.* (Internet)	22,041	308,133
Yahoo!, Inc.* (Internet)	64,938	2,325,430
TOTAL COMMON STOCKS (Cost $37,604,565)		51,662,445

Repurchase Agreements(a)(b) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $13,602,014	$13,602,000	$13,602,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,602,000)		13,602,000
TOTAL INVESTMENT SECURITIES (Cost $51,206,565)—99.5%		65,264,445
Net other assets (liabilities)—0.5%		318,780
NET ASSETS—100.0%		$65,583,225

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $9,740,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	8/25/14	0.62%	$21,785,908	$(284,128)
Dow Jones Internet Composite Index	UBS AG	8/25/14	0.42%	24,922,835	(304,748)
				$46,708,743	$(588,876)

^                  Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Computers	$1,017,365	1.6%
Diversified Financial Services	2,241,318	3.4%
Internet	38,371,497	58.5%
Software	7,536,759	11.5%
Telecommunications	2,495,506	3.8%
Other**	13,920,780	21.2%
Total	$65,583,225	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

170 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (53.2%)

	Shares	Value
NII Holdings, Inc.*—Class B (Telecommunications)	18,798	$12,882
SBA Communications Corp.*—Class A (Telecommunications)	13,978	1,494,668
Sprint Corp.* (Telecommunications)	93,508	687,284
Telephone & Data Systems, Inc. (Telecommunications)	10,604	265,100
T-Mobile U.S., Inc.* (Telecommunications)	27,474	904,993
TOTAL COMMON STOCKS (Cost $2,031,591)		3,364,927

Repurchase Agreements(a)(b) (20.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $1,306,001	$1,306,000	$1,306,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,306,000)		1,306,000
TOTAL INVESTMENT SECURITIES (Cost $3,337,591)—73.8%		4,670,927
Net other assets (liabilities)—26.2%		1,661,323
NET ASSETS—100.0%		$6,332,250

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $877,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	8/25/14	0.62%	$2,982,105	$20,781
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	8/25/14	0.42%	3,150,150	42,016
				$6,132,255	$62,797

^                  Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Telecommunications	$3,364,927	53.2%
Other**	2,967,323	46.8%
Total	$6,332,250	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 171

Common Stocks (77.6%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	11,316	$1,209,115
Apache Corp. (Oil & Gas)	8,692	892,321
Atwood Oceanics, Inc.* (Oil & Gas)	1,312	63,173
Baker Hughes, Inc. (Oil & Gas Services)	9,676	665,419
Bristow Group, Inc. (Transportation)	820	58,524
Cabot Oil & Gas Corp. (Oil & Gas)	9,348	308,017
Cameron International Corp.* (Oil & Gas Services)	4,592	325,619
CARBO Ceramics, Inc. (Oil & Gas Services)	492	61,274
Chart Industries, Inc.* (Machinery-Diversified)	656	49,889
Cheniere Energy, Inc.* (Oil & Gas)	4,920	348,139
Chesapeake Energy Corp. (Oil & Gas)	11,316	298,403
Chevron Corp. (Oil & Gas)	42,476	5,489,597
Cimarex Energy Co. (Oil & Gas)	1,968	273,591
Cobalt International Energy, Inc.* (Oil & Gas)	6,560	105,091
Concho Resources, Inc.* (Oil & Gas)	2,460	346,368
ConocoPhillips (Oil & Gas)	27,388	2,259,510
Continental Resources, Inc.* (Oil & Gas)	984	144,432
Core Laboratories N.V. (Oil & Gas Services)	984	144,087
Denbury Resources, Inc. (Oil & Gas)	7,872	133,430
Devon Energy Corp. (Oil & Gas)	8,528	643,864
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,476	69,062
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,640	97,596
Dril-Quip, Inc.* (Oil & Gas Services)	984	99,158
Energen Corp. (Oil & Gas)	1,640	133,873
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,132	42,555
Ensco PLC—Class A (Oil & Gas)	5,248	265,811
EOG Resources, Inc. (Oil & Gas)	12,136	1,328,164
EQT Corp. (Oil & Gas)	3,444	323,115
EXCO Resources, Inc. (Oil & Gas)	3,772	17,389
Exterran Holdings, Inc. (Oil & Gas Services)	1,312	55,432
Exxon Mobil Corp. (Oil & Gas)	95,940	9,492,303
First Solar, Inc.* (Semiconductors)	1,640	103,501
FMC Technologies, Inc.* (Oil & Gas Services)	5,248	319,078
Gulfport Energy Corp.* (Oil & Gas)	1,968	105,111
Halliburton Co. (Oil & Gas Services)	18,860	1,301,151
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,132	54,217
Helmerich & Payne, Inc. (Oil & Gas)	2,460	261,400
Hess Corp. (Oil & Gas)	5,904	584,378
HollyFrontier Corp. (Oil & Gas)	4,428	208,160
Kinder Morgan, Inc. (Pipelines)	14,924	536,966
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,904	91,748
Marathon Oil Corp. (Oil & Gas)	15,088	584,660
Marathon Petroleum Corp. (Oil & Gas)	6,396	533,938
McDermott International, Inc.* (Oil & Gas Services)	5,248	38,310
Murphy Oil Corp. (Oil & Gas)	3,772	234,354
Nabors Industries, Ltd. (Oil & Gas)	5,904	160,353
National Oilwell Varco, Inc. (Oil & Gas Services)	9,512	770,852
Newfield Exploration Co.* (Oil & Gas)	3,116	125,575
Noble Corp. (Oil & Gas)	5,740	180,064
Noble Energy, Inc. (Oil & Gas)	8,036	534,314
Oasis Petroleum, Inc.* (Oil & Gas)	2,132	113,955
Occidental Petroleum Corp. (Oil & Gas)	17,548	1,714,615
Oceaneering International, Inc. (Oil & Gas Services)	2,460	167,059
OGE Energy Corp. (Electric)	4,428	159,187
Oil States International, Inc.* (Oil & Gas Services)	1,148	70,361
ONEOK, Inc. (Pipelines)	4,592	295,863
Patterson-UTI Energy, Inc. (Oil & Gas)	3,280	112,668
Phillips 66 (Oil & Gas)	12,628	1,024,258
Pioneer Natural Resources Co. (Oil & Gas)	3,116	690,069
QEP Resources, Inc. (Oil & Gas)	4,100	135,505
Range Resources Corp. (Oil & Gas)	3,772	285,125
Rosetta Resources, Inc.* (Oil & Gas)	1,312	67,004
Rowan Cos. PLC—Class A (Oil & Gas)	2,788	85,090
SandRidge Energy, Inc.* (Oil & Gas)	8,036	47,895
Schlumberger, Ltd. (Oil & Gas Services)	29,028	3,146,345
SEACOR Holdings, Inc.* (Oil & Gas Services)	492	37,372
SemGroup Corp.—Class A (Pipelines)	984	75,847
Seventy Seven Energy, Inc.* (Oil & Gas)	820	18,393
SM Energy Co. (Oil & Gas)	1,476	115,925
Southwestern Energy Co.* (Oil & Gas)	7,872	319,446
Spectra Energy Corp. (Pipelines)	14,924	610,690
Superior Energy Services, Inc. (Oil & Gas Services)	3,444	115,718
Teekay Shipping Corp. (Transportation)	820	45,641
Tesoro Petroleum Corp. (Oil & Gas)	2,952	181,666
The Williams Cos., Inc. (Pipelines)	16,400	928,732
Tidewater, Inc. (Transportation)	1,148	54,266
Transocean, Ltd. (Oil & Gas)	7,544	304,325
Ultra Petroleum Corp.* (Oil & Gas)	3,444	78,936
Unit Corp.* (Oil & Gas)	984	62,336
Valero Energy Corp. (Oil & Gas)	11,972	608,178
Weatherford International PLC* (Oil & Gas Services)	17,220	385,211
Western Refining, Inc. (Oil & Gas)	1,640	67,174
Whiting Petroleum Corp.* (Oil & Gas)	2,624	232,198
World Fuel Services Corp. (Retail)	1,640	70,438
WPX Energy, Inc.* (Oil & Gas)	4,592	94,457
TOTAL COMMON STOCKS (Cost $26,908,345)		44,994,399

Repurchase Agreements(a)(b) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $15,753,016	$15,753,000	$15,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,753,000)		15,753,000
TOTAL INVESTMENT SECURITIES (Cost $42,661,345)—104.8%		60,747,399
Net other assets (liabilities)—(4.8)%		(2,786,501)
NET ASSETS—100.0%		$57,960,898

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $11,037,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

172 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/25/14	0.62%	$22,794,925	$(1,106,738)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/25/14	0.42%	19,133,786	(820,006)
				$41,928,711	$(1,926,744)

^                  Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Electric	$159,187	0.3%
Machinery-Diversified	49,889	0.1%
Oil & Gas	34,150,597	58.8%
Oil & Gas Services	7,854,260	13.6%
Pipelines	2,448,097	4.2%
Retail	70,438	0.1%
Semiconductors	103,500	0.2%
Transportation	158,431	0.3%
Other**	12,966,499	22.4%
Total	$57,960,898	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 173

Common Stocks (68.5%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	3,237	$155,862
Baker Hughes, Inc. (Oil & Gas Services)	24,402	1,678,126
Bristow Group, Inc. (Transportation)	1,992	142,169
Cameron International Corp.* (Oil & Gas Services)	11,454	812,203
CARBO Ceramics, Inc. (Oil & Gas Services)	996	124,042
Chart Industries, Inc.* (Machinery-Diversified)	1,743	132,555
Core Laboratories N.V. (Oil & Gas Services)	2,490	364,611
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,735	174,761
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,233	251,906
Dril-Quip, Inc.* (Oil & Gas Services)	2,241	225,826
Ensco PLCADR—Class A (Oil & Gas)	12,948	655,817
Exterran Holdings, Inc. (Oil & Gas Services)	3,237	136,763
FMC Technologies, Inc.* (Oil & Gas Services)	13,197	802,378
Halliburton Co. (Oil & Gas Services)	47,061	3,246,737
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,478	139,306
Helmerich & Payne, Inc. (Oil & Gas)	5,976	635,009
Kinder Morgan, Inc. (Pipelines)	37,101	1,334,894
McDermott International, Inc.* (Oil & Gas Services)	13,197	96,338
Nabors Industries, Ltd. (Oil & Gas)	14,691	399,008
National Oilwell Varco, Inc. (Oil & Gas Services)	23,904	1,937,180
Noble Corp. (Oil & Gas)	14,193	445,234
Oceaneering International, Inc. (Oil & Gas Services)	5,976	405,830
OGE Energy Corp. (Electric)	11,205	402,820
Oil States International, Inc.* (Oil & Gas Services)	2,988	183,135
ONEOK, Inc. (Pipelines)	11,703	754,024
Patterson-UTI Energy, Inc. (Oil & Gas)	7,968	273,701
Rowan Cos. PLC—Class A (Oil & Gas)	6,972	212,785
Schlumberger, Ltd. (Oil & Gas Services)	72,459	7,853,830
SEACOR Holdings, Inc.* (Oil & Gas Services)	996	75,656
SemGroup Corp.—Class A (Pipelines)	2,490	191,929
Seventy Seven Energy, Inc.* (Oil & Gas)	1,992	44,681
Spectra Energy Corp. (Pipelines)	37,350	1,528,362
Superior Energy Services, Inc. (Oil & Gas Services)	8,715	292,824
Teekay Shipping Corp. (Transportation)	2,241	124,734
The Williams Cos., Inc. (Pipelines)	40,836	2,312,543
Tidewater, Inc. (Transportation)	2,739	129,473
Transocean, Ltd. (Oil & Gas)	18,924	763,393
Unit Corp.* (Oil & Gas)	2,490	157,742
Weatherford International PLC* (Oil & Gas Services)	42,828	958,062
TOTAL COMMON STOCKS (Cost $25,018,402)		30,556,249

Repurchase Agreements(a)(b) (37.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $16,734,017	$16,734,000	$16,734,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,734,000)		16,734,000
TOTAL INVESTMENT SECURITIES (Cost $41,752,402)—106.1%		47,290,249
Net other assets (liabilities)—(6.1)%		(2,652,675)
NET ASSETS—100.0%		$44,637,574

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $9,500,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	8/25/14	0.62%	$17,509,265	$(1,142,303)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	8/25/14	0.47%	18,750,488	(966,442)
				$36,259,753	$(2,108,745)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

174 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Electric	$402,820	0.9%
Machinery-Diversified	132,555	0.3%
Oil & Gas	3,917,993	8.8%
Oil & Gas Services	19,584,753	43.9%
Pipelines	6,121,752	13.7%
Transportation	396,376	0.9%
Other**	14,081,325	31.5%
Total	$44,637,574	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 175

Common Stocks (65.9%)

	Shares	Value
Actavis PLC* (Pharmaceuticals)	4,602	$986,026
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	354	11,898
Allergan, Inc. (Pharmaceuticals)	5,310	880,717
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,363	19,370
Bristol-Myers Squibb Co. (Pharmaceuticals)	29,205	1,478,357
Eli Lilly & Co. (Pharmaceuticals)	17,346	1,059,147
Endo International PLC* (Pharmaceuticals)	2,478	166,224
Hospira, Inc.* (Healthcare-Products)	3,009	166,909
Impax Laboratories, Inc.* (Pharmaceuticals)	1,062	24,840
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	885	123,661
Johnson & Johnson (Pharmaceuticals)	49,737	4,978,177
Mallinckrodt PLC* (Pharmaceuticals)	1,062	73,936
Merck & Co., Inc. (Pharmaceuticals)	51,330	2,912,464
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,549	323,324
Perrigo Co. PLC (Pharmaceuticals)	2,301	346,185
Pfizer, Inc. (Pharmaceuticals)	112,041	3,215,577
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,062	95,548
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,062	140,088
Theravance Biopharma, Inc.* (Biotechnology)	354	9,923
Theravance, Inc. (Biotechnology)	1,416	30,727
VIVUS, Inc.* (Pharmaceuticals)	1,770	8,531
Zoetis, Inc. (Pharmaceuticals)	8,850	291,254
TOTAL COMMON STOCKS (Cost $13,900,421)		17,342,883

Repurchase Agreements(a)(b) (36.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $9,525,010	$9,525,000	$9,525,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,525,000)		9,525,000
TOTAL INVESTMENT SECURITIES (Cost $23,425,421)—102.1%		26,867,883
Net other assets (liabilities)—(2.1)%		(557,450)
NET ASSETS—100.0%		$26,310,433

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,685,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	8/25/14	0.62%	$11,069,849	$(314,329)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	8/25/14	0.47%	11,044,611	(301,541)
				$22,114,460	$(615,870)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Biotechnology	$71,919	0.3%
Healthcare-Products	166,909	0.6%
Pharmaceuticals	17,104,055	65.0%
Other**	8,967,550	34.1%
Total	$26,310,433	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

176 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (71.6%)

	Shares	Value
Agnico-Eagle Mines, Ltd. (Mining)	30,210	$1,123,510
Allied Nevada Gold Corp.* (Mining)	14,045	43,961
AngloGold Ashanti, Ltd.*ADR (Mining)	58,830	1,011,288
Barrick Gold Corp. (Mining)	170,130	3,075,950
Coeur d’Alene Mines Corp.* (Mining)	15,105	117,819
Companhia de Minas Buenaventura S.A.ADR (Mining)	27,030	316,521
Freeport-McMoRan Copper & Gold, Inc. (Mining)	151,580	5,641,807
Gold Fields, Ltd.ADR (Mining)	112,625	443,743
Goldcorp, Inc. (Mining)	118,720	3,252,928
Harmony Gold Mining Co., Ltd.*ADR (Mining)	53,530	162,196
Hecla Mining Co. (Mining)	50,085	158,269
Newmont Mining Corp. (Mining)	72,875	1,815,316
Pan American Silver Corp. (Mining)	21,995	322,887
Randgold Resources, Ltd.ADR (Mining)	13,515	1,164,182
Royal Gold, Inc. (Mining)	9,540	720,938
Sibanye Gold, Ltd.ADR (Mining)	32,860	313,484
Stillwater Mining Co.* (Mining)	17,490	313,071
TOTAL COMMON STOCKS (Cost $17,652,740)		19,997,870

Repurchase Agreements(a)(b) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $6,069,006	$6,069,000	$6,069,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,069,000)		6,069,000
TOTAL INVESTMENT SECURITIES (Cost $23,721,740)—93.3%		26,066,870
Net other assets (liabilities)—6.7%		1,876,357
NET ASSETS—100.0%		$27,943,227

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $3,882,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/25/14	0.62%	$11,095,514	$(252,476)
Dow Jones Precious Metals Index	UBS AG	8/25/14	0.72%	10,866,253	(302,667)
				$21,961,767	$(555,143)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Mining	$19,997,870	71.6%
Other**	7,945,357	28.4%
Total	$27,943,227	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 177

Common Stocks (75.8%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	1,313	$50,117
Alexandria Real Estate Equities, Inc. (REIT)	2,222	174,649
American Campus Communities, Inc. (REIT)	3,333	129,720
American Capital Agency Corp. (REIT)	11,110	256,863
American Realty Capital Properties, Inc. (REIT)	28,381	372,075
American Tower Corp. (REIT)	12,423	1,172,608
Annaly Mortgage Management, Inc. (REIT)	29,795	330,725
Apartment Investment & Management Co.—Class A (REIT)	4,646	158,800
ARMOUR Residential REIT, Inc. (REIT)	11,211	47,198
AvalonBay Communities, Inc. (REIT)	3,838	568,331
BioMed Realty Trust, Inc. (REIT)	6,060	130,290
Boston Properties, Inc. (REIT)	4,848	579,094
Brandywine Realty Trust (REIT)	4,949	76,957
Camden Property Trust (REIT)	2,727	197,326
CBL & Associates Properties, Inc. (REIT)	5,353	100,101
CBRE Group, Inc.*—Class A (Real Estate)	8,787	270,992
Chimera Investment Corp. (REIT)	32,320	102,454
Columbia Property Trust, Inc. (REIT)	3,939	100,484
CommonWealth REIT (REIT)	3,839	103,102
Corporate Office Properties Trust (REIT)	2,727	77,365
Corrections Corp. of America (REIT)	3,636	117,152
Crown Castle International Corp. (REIT)	10,504	779,187
CubeSmart (REIT)	4,242	77,247
CYS Investments, Inc. (REIT)	5,050	44,844
DCT Industrial Trust, Inc. (REIT)	10,302	80,665
DDR Corp. (REIT)	9,191	161,210
DiamondRock Hospitality Co. (REIT)	6,161	75,534
Digital Realty Trust, Inc. (REIT)	4,242	273,142
Douglas Emmett, Inc. (REIT)	4,141	117,977
Duke Realty Corp. (REIT)	10,403	187,150
DuPont Fabros Technology, Inc. (REIT)	2,020	55,368
EastGroup Properties, Inc. (REIT)	1,010	62,984
EPR Properties (REIT)	1,717	92,546
Equity Lifestyle Properties, Inc. (REIT)	2,525	111,832
Equity Residential (REIT)	10,605	685,613
Essex Property Trust, Inc. (REIT)	1,919	363,785
Extra Space Storage, Inc. (REIT)	3,434	177,641
Federal Realty Investment Trust (REIT)	2,121	258,974
Forest City Enterprises, Inc.—Class A* (Real Estate)	4,949	94,872
Franklin Street Properties Corp. (REIT)	2,727	33,106
Gaming & Leisure Properties, Inc. (REIT)	2,828	95,219
General Growth Properties, Inc. (REIT)	16,362	382,380
Hatteras Financial Corp. (REIT)	3,030	58,025
HCP, Inc. (REIT)	14,443	599,818
Health Care REIT, Inc. (REIT)	9,595	610,530
Healthcare Realty Trust, Inc. (REIT)	3,030	74,841
Highwoods Properties, Inc. (REIT)	2,828	118,974
Home Properties, Inc. (REIT)	1,818	119,606
Hospitality Properties Trust (REIT)	4,747	135,622
Host Hotels & Resorts, Inc. (REIT)	23,836	518,195
Invesco Mortgage Capital, Inc. (REIT)	3,838	65,169
Jones Lang LaSalle, Inc. (Real Estate)	1,414	174,912
Kilroy Realty Corp. (REIT)	2,626	162,392
Kimco Realty Corp. (REIT)	12,928	289,329
LaSalle Hotel Properties (REIT)	3,232	112,441
Lexington Realty Trust (REIT)	6,464	70,716
Liberty Property Trust (REIT)	4,646	163,400
Mack-Cali Realty Corp. (REIT)	2,828	59,671
Medical Properties Trust, Inc. (REIT)	5,454	73,411
MFA Financial, Inc. (REIT)	11,514	93,724
Mid-America Apartment Communities, Inc. (REIT)	2,323	162,424
National Retail Properties, Inc. (REIT)	3,838	136,518
OMEGA Healthcare Investors, Inc. (REIT)	3,939	143,931
Piedmont Office Realty Trust, Inc.—Class A (REIT)	4,848	94,294
Plum Creek Timber Co., Inc. (REIT)	5,555	229,810
Post Properties, Inc. (REIT)	1,717	93,061
Potlatch Corp. (REIT)	1,313	54,227
Prologis, Inc. (REIT)	15,756	643,002
Public Storage, Inc. (REIT)	4,545	779,967
Rayonier, Inc. (REIT)	3,939	134,162
Realogy Holdings Corp.* (Real Estate)	4,646	170,787
Realty Income Corp. (REIT)	6,969	300,015
Redwood Trust, Inc. (REIT)	2,626	49,841
Regency Centers Corp. (REIT)	2,929	159,220
Retail Properties of America, Inc. (REIT)	5,858	88,163
RLJ Lodging Trust (REIT)	4,141	116,114
Ryman Hospitality Properties, Inc. (REIT)	1,616	77,164
Senior Housing Properties Trust (REIT)	6,363	145,458
Simon Property Group, Inc. (REIT)	9,797	1,647,758
SL Green Realty Corp. (REIT)	3,030	326,634
Sovran Self Storage, Inc. (REIT)	1,010	77,487
Spirit Realty Capital, Inc. (REIT)	11,817	136,723
St. Joe Co.* (Real Estate)	2,929	66,898
Starwood Property Trust, Inc. (REIT)	6,969	164,468
Starwood Waypoint Residential Trust* (REIT)	1,212	31,863
Sunstone Hotel Investors, Inc. (REIT)	6,363	90,291
Tanger Factory Outlet Centers, Inc. (REIT)	3,030	104,990
Taubman Centers, Inc. (REIT)	2,020	148,591
The Geo Group, Inc. (REIT)	2,323	79,934
The Howard Hughes Corp.* (Real Estate)	1,010	146,874
The Macerich Co. (REIT)	4,444	288,904
Two Harbors Investment Corp. (REIT)	11,514	117,788
UDR, Inc. (REIT)	7,878	229,092
Ventas, Inc. (REIT)	9,292	590,042
Vornado Realty Trust (REIT)	5,454	578,233
Washington Prime Group, Inc.* (REIT)	4,848	91,579
Washington REIT (REIT)	2,121	57,522
Weingarten Realty Investors (REIT)	3,535	116,337
Weyerhaeuser Co. (REIT)	16,665	521,948
WP Carey, Inc. (Real Estate)	1,818	119,497
TOTAL COMMON STOCKS (Cost $14,542,703)		22,140,066

Repurchase Agreements(a)(b) (26.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $7,793,008	$7,793,000	$7,793,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,793,000)		7,793,000
TOTAL INVESTMENT SECURITIES (Cost $22,335,703)—102.5%		29,933,066
Net other assets (liabilities)—(2.5)%		(734,406)
NET ASSETS—100.0%		$29,198,660

See accompanying notes to the financial statements.

178 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,593,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/25/14	0.62%	$10,780,143	$(255,682)
Dow Jones U.S. Real Estate Index	UBS AG	8/25/14	0.32%	10,869,814	(240,986)
				$21,649,957	$(496,668)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Real Estate	$1,094,949	3.7%
REIT	21,045,117	72.1%
Other**	7,058,594	24.2%
Total	$29,198,660	100.0%

**	Includes any non-equity securities and net other asset (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 179

Common Stocks (67.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	71,665	$280,210
Altera Corp. (Semiconductors)	35,181	1,151,122
Analog Devices, Inc. (Semiconductors)	35,181	1,746,033
Applied Materials, Inc. (Semiconductors)	135,512	2,840,332
Atmel Corp.* (Semiconductors)	46,908	384,646
Avago Technologies, Ltd. (Semiconductors)	27,363	1,898,445
Broadcom Corp.—Class A (Semiconductors)	61,241	2,343,081
Cavium, Inc.* (Semiconductors)	6,515	303,925
Cirrus Logic, Inc.* (Semiconductors)	6,515	146,131
Cree, Inc.* (Semiconductors)	13,030	615,407
Cypress Semiconductor Corp. (Semiconductors)	15,636	158,080
Fairchild Semiconductor International, Inc.* (Semiconductors)	14,333	218,148
Integrated Device Technology, Inc.* (Semiconductors)	15,636	224,533
Intel Corp. (Semiconductors)	553,775	18,767,434
InterDigital, Inc. (Telecommunications)	3,909	172,348
International Rectifier Corp.* (Semiconductors)	7,818	194,199
KLA-Tencor Corp. (Semiconductors)	18,242	1,304,121
Lam Research Corp. (Semiconductors)	18,242	1,276,940
Linear Technology Corp. (Semiconductors)	26,060	1,150,158
Marvell Technology Group, Ltd. (Semiconductors)	46,908	625,753
Maxim Integrated Products, Inc. (Semiconductors)	31,272	916,582
Microchip Technology, Inc. (Semiconductors)	22,151	997,238
Micron Technology, Inc.* (Semiconductors)	118,573	3,622,405
Microsemi Corp.* (Semiconductors)	10,424	249,968
NVIDIA Corp. (Semiconductors)	62,544	1,094,520
ON Semiconductor Corp.* (Semiconductors)	49,514	423,840
PMC-Sierra, Inc.* (Semiconductors)	22,151	149,076
RF Micro Devices, Inc.* (Telecommunications)	31,272	348,995
Semtech Corp.* (Semiconductors)	7,818	174,576
Silicon Laboratories, Inc.* (Semiconductors)	3,909	159,214
Skyworks Solutions, Inc. (Semiconductors)	20,848	1,058,244
SunEdison, Inc.* (Semiconductors)	27,363	547,260
Synaptics, Inc.* (Computers)	3,909	282,347
Teradyne, Inc. (Semiconductors)	22,151	403,591
Texas Instruments, Inc. (Semiconductors)	119,876	5,544,265
Xilinx, Inc. (Semiconductors)	29,969	1,232,625
TOTAL COMMON STOCKS (Cost $48,420,304)		53,005,792

Repurchase Agreements(a)(b) (36.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $28,860,029	$28,860,000	$28,860,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,860,000)		28,860,000
TOTAL INVESTMENT SECURITIES (Cost $77,280,304)—103.6%		81,865,792
Net other assets (liabilities)—(3.6)%		(2,880,556)
NET ASSETS—100.0%		$78,985,236

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $16,002,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/25/14	0.62%	$32,805,092	$(1,309,629)
Dow Jones U.S. Semiconductors Index	UBS AG	8/25/14	0.47%	32,678,885	(1,117,217)
				$65,483,977	$(2,426,846)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Computers	$282,347	0.4%
Semiconductors	52,202,102	66.1%
Telecommunications	521,343	0.6%
Other**	25,979,444	32.9%
Total	$78,985,236	100.0%

**	Includes any non-equity securities and net other asset (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

180 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (63.9%)

	Shares	Value
3D Systems Corp.* (Computers)	588	$29,476
ACI Worldwide, Inc.* (Software)	882	16,529
Adobe Systems, Inc.* (Software)	2,940	203,183
ADTRAN, Inc. (Telecommunications)	294	6,539
Advanced Micro Devices, Inc.* (Semiconductors)	4,410	17,243
Akamai Technologies, Inc.* (Software)	1,176	69,408
Allscripts Healthcare Solutions, Inc.* (Software)	1,176	18,722
Altera Corp. (Semiconductors)	2,058	67,338
Amdocs, Ltd. (Telecommunications)	1,176	53,320
Analog Devices, Inc. (Semiconductors)	2,058	102,139
ANSYS, Inc.* (Software)	588	45,241
AOL, Inc.* (Internet)	588	22,667
Apple Computer, Inc. (Computers)	39,984	3,821,271
Applied Materials, Inc. (Semiconductors)	8,232	172,543
ARRIS Group, Inc.* (Telecommunications)	882	30,138
Aruba Networks, Inc.* (Telecommunications)	588	10,502
Aspen Technology, Inc.* (Software)	588	25,543
athenahealth, Inc.* (Software)	294	36,574
Atmel Corp.* (Semiconductors)	2,940	24,108
Autodesk, Inc.* (Software)	1,470	78,425
Avago Technologies, Ltd. (Semiconductors)	1,764	122,386
Broadcom Corp.—Class A (Semiconductors)	3,822	146,230
Brocade Communications Systems, Inc. (Computers)	2,940	27,077
CA, Inc. (Software)	2,058	59,435
CACI International, Inc.—Class A* (Computers)	294	20,283
Cadence Design Systems, Inc.* (Computers)	2,058	34,636
Cavium, Inc.* (Semiconductors)	294	13,715
Cerner Corp.* (Software)	2,058	113,601
Ciena Corp.* (Telecommunications)	588	11,484
Cirrus Logic, Inc.* (Semiconductors)	294	6,594
Cisco Systems, Inc. (Telecommunications)	34,104	860,444
Citrix Systems, Inc.* (Software)	1,176	79,650
Cognizant Technology Solutions Corp.* (Computers)	4,116	201,890
CommVault Systems, Inc.* (Software)	294	14,118
Computer Sciences Corp. (Computers)	882	55,028
Compuware Corp. (Software)	1,470	13,377
Concur Technologies, Inc.* (Software)	294	27,330
Corning, Inc. (Telecommunications)	8,820	173,313
Cree, Inc.* (Semiconductors)	882	41,657
Cypress Semiconductor Corp. (Semiconductors)	882	8,917
Diebold, Inc. (Computers)	294	11,078
DST Systems, Inc. (Computers)	294	26,481
Electronics for Imaging, Inc.* (Computers)	294	12,957
EMC Corp. (Computers)	13,524	396,253
Equinix, Inc.* (Internet)	294	63,069
F5 Networks, Inc.* (Internet)	588	66,203
Facebook, Inc.*—Class A (Internet)	11,466	833,005
Fair Isaac Corp. (Software)	294	16,802
Fairchild Semiconductor International, Inc.* (Semiconductors)	882	13,424
Finisar Corp.* (Telecommunications)	588	11,601
Fortinet, Inc.* (Telecommunications)	882	21,653
Garmin, Ltd. (Electronics)	882	48,545
Gartner Group, Inc.* (Commercial Services)	588	40,231
Google, Inc.*—Class A (Internet)	1,764	1,022,325
Google, Inc.*—Class C (Internet)	1,764	1,008,301
Guidewire Software, Inc.* (Software)	588	23,814
Harris Corp. (Telecommunications)	588	40,143
Hewlett-Packard Co. (Computers)	12,348	439,712
IAC/InterActiveCorp (Internet)	588	39,514
Informatica Corp.* (Software)	588	18,651
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,176	33,751
Integrated Device Technology, Inc.* (Semiconductors)	882	12,666
Intel Corp. (Semiconductors)	33,222	1,125,893
InterDigital, Inc. (Telecommunications)	294	12,962
International Business Machines Corp. (Computers)	6,468	1,239,722
International Rectifier Corp.* (Semiconductors)	588	14,606
Intuit, Inc. (Software)	1,764	144,595
j2 Global, Inc. (Computers)	294	14,383
JDS Uniphase Corp.* (Telecommunications)	1,470	17,449
Juniper Networks, Inc.* (Telecommunications)	3,234	76,128
KLA-Tencor Corp. (Semiconductors)	1,176	84,072
Lam Research Corp. (Semiconductors)	1,176	82,320
Leidos Holdings, Inc. (Commercial Services)	294	10,860
Lexmark International, Inc.—Class A (Computers)	294	14,121
Linear Technology Corp. (Semiconductors)	1,470	64,878
Marvell Technology Group, Ltd. (Semiconductors)	2,940	39,220
Maxim Integrated Products, Inc. (Semiconductors)	1,764	51,703
Medidata Solutions, Inc.* (Software)	294	13,183
Mentor Graphics Corp. (Computers)	588	11,613
Microchip Technology, Inc. (Semiconductors)	1,470	66,179
Micron Technology, Inc.* (Semiconductors)	7,056	215,561
Micros Systems, Inc.* (Computers)	588	39,766
Microsemi Corp.* (Semiconductors)	588	14,100
Microsoft Corp. (Software)	49,980	2,157,136
Motorola Solutions, Inc. (Telecommunications)	1,470	93,610
NCR Corp.* (Computers)	1,176	36,397
NetApp, Inc. (Computers)	2,058	79,933
NetSuite, Inc.* (Software)	294	24,787
Nuance Communications, Inc.* (Software)	1,764	32,070
NVIDIA Corp. (Semiconductors)	3,822	66,885
ON Semiconductor Corp.* (Semiconductors)	2,940	25,166
Oracle Corp. (Software)	22,932	926,223
Palo Alto Networks, Inc.* (Telecommunications)	294	23,773
Pandora Media, Inc.* (Internet)	1,176	29,541
Pitney Bowes, Inc. (Office/Business Equipment)	1,470	39,779
Plantronics, Inc. (Telecommunications)	294	13,809
PMC-Sierra, Inc.* (Semiconductors)	1,176	7,914
Polycom, Inc.* (Telecommunications)	882	11,307
Progress Software Corp.* (Software)	294	6,815
PTC, Inc.* (Software)	882	31,717
QLIK Technologies, Inc.* (Software)	588	15,558
Qualcomm, Inc. (Semiconductors)	11,172	823,376
Rackspace Hosting, Inc.* (Internet)	882	26,716
Red Hat, Inc.* (Software)	1,176	68,349
RF Micro Devices, Inc.* (Telecommunications)	1,764	19,686
Riverbed Technology, Inc.* (Computers)	1,176	21,050
Rovi Corp.* (Semiconductors)	588	13,742

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 181

Common Stocks, continued

	Shares	Value
Salesforce.com, Inc.* (Software)	3,822	$207,344
SanDisk Corp. (Computers)	1,470	134,814
Science Applications International Corp. (Computers)	294	12,280
Seagate Technology PLC (Computers)	2,058	120,599
Semtech Corp.* (Semiconductors)	588	13,130
ServiceNow, Inc.* (Software)	588	34,575
Silicon Laboratories, Inc.* (Semiconductors)	294	11,975
Skyworks Solutions, Inc. (Semiconductors)	1,176	59,694
SolarWinds, Inc.* (Software)	294	12,095
Solera Holdings, Inc. (Software)	588	37,632
Splunk, Inc.* (Internet)	588	27,648
SS&C Technologies Holdings, Inc.* (Software)	294	12,733
SunEdison, Inc.* (Semiconductors)	1,764	35,280
Symantec Corp. (Internet)	4,704	111,297
Synaptics, Inc.* (Computers)	294	21,236
Synopsys, Inc.* (Computers)	882	33,313
Tech Data Corp.* (Electronics)	294	18,460
Teradata Corp.* (Computers)	1,176	49,580
Teradyne, Inc. (Semiconductors)	1,176	21,427
Texas Instruments, Inc. (Semiconductors)	7,056	326,340
The Ultimate Software Group, Inc.* (Software)	294	39,664
Tibco Software, Inc.* (Internet)	882	17,023
Twitter, Inc.* (Internet)	588	26,572
Tyler Technologies, Inc.* (Software)	294	26,675
Vantiv, Inc.* (Commercial Services)	882	28,912
VeriFone Systems, Inc.* (Computers)	882	29,556
VeriSign, Inc.* (Internet)	882	47,672
ViaSat, Inc.* (Telecommunications)	294	17,190
VMware, Inc.—Class A* (Software)	588	58,424
Western Digital Corp. (Computers)	1,470	146,750
Workday, Inc.* (Software)	294	24,649
Xilinx, Inc. (Semiconductors)	1,764	72,553
Yahoo!, Inc.* (Internet)	6,174	221,091
TOTAL COMMON STOCKS (Cost $16,700,099)		21,089,089

Repurchase Agreements(a)(b) (37.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $12,417,012	$12,417,000	$12,417,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,417,000)		12,417,000
TOTAL INVESTMENT SECURITIES (Cost $29,117,099)—101.6%		33,506,089
Net other assets (liabilities)—(1.6)%		(540,928)
NET ASSETS—100.0%		$32,965,161

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $6,253,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/25/14	0.62%	$15,818,894	$(359,654)
Dow Jones U.S. Technology Index	UBS AG	8/25/14	0.42%	12,736,539	(291,080)
				$28,555,433	$(650,734)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Commercial Services	$80,003	0.2%
Computers	7,081,255	21.4%
Distribution/Wholesale	33,751	0.1%
Electronics	67,006	0.2%
Internet	3,562,645	10.8%
Office/Business Equipment	39,778	0.1%
Semiconductors	3,984,974	12.1%
Software	4,734,626	14.4%
Telecommunications	1,505,051	4.6%
Other**	11,876,072	36.1%
Total	$32,965,161	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

182 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (54.1%)

	Shares	Value
AT&T, Inc. (Telecommunications)	46,170	$1,643,190
CenturyLink, Inc. (Telecommunications)	5,130	201,301
Frontier Communications Corp. (Telecommunications)	8,892	58,243
Level 3 Communications, Inc.* (Telecommunications)	1,482	65,178
NII Holdings, Inc.*—Class B (Telecommunications)	1,482	1,016
SBA Communications Corp.*—Class A (Telecommunications)	1,140	121,900
Sprint Corp.* (Telecommunications)	7,752	56,977
Telephone & Data Systems, Inc. (Telecommunications)	912	22,800
T-Mobile U.S., Inc.* (Telecommunications)	2,280	75,103
tw telecom, Inc.* (Telecommunications)	1,254	51,088
Verizon Communications, Inc. (Telecommunications)	36,822	1,856,566
Windstream Holdings, Inc. (Telecommunications)	5,358	61,403
TOTAL COMMON STOCKS (Cost $3,483,145)		4,214,765

Repurchase Agreements(a)(b) (30.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $2,391,002	$2,391,000	$2,391,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,391,000)		2,391,000
TOTAL INVESTMENT SECURITIES (Cost $5,874,145)—84.8%		6,605,765
Net other assets (liabilities)—15.2%		1,186,517
NET ASSETS—100.0%		$7,792,282

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $1,368,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	8/25/14	0.62%	$4,460,683	$(16,062)
Dow Jones U.S. Telecommunications Index	UBS AG	8/25/14	0.47%	3,020,138	(4,807)
				$7,480,821	$(20,869)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Telecommunications	$4,214,765	54.1%
Other**	3,577,517	45.9%
Total	$7,792,282	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 183

Common Stocks (75.6%)

	Shares	Value
AGL Resources, Inc. (Gas)	3,843	$198,453
ALLETE, Inc. (Electric)	1,281	60,105
Alliant Energy Corp. (Electric)	3,660	206,790
Ameren Corp. (Electric)	7,869	302,563
American Electric Power, Inc. (Electric)	15,921	827,733
American Water Works Co., Inc. (Water)	5,856	279,741
Aqua America, Inc. (Water)	5,856	139,256
Atmos Energy Corp. (Gas)	3,294	159,166
Avista Corp. (Electric)	2,013	62,463
Black Hills Corp. (Electric)	1,464	77,167
Calpine Corp.* (Electric)	11,163	246,033
CenterPoint Energy, Inc. (Gas)	14,091	342,693
Cleco Corp. (Electric)	2,013	112,205
CMS Energy Corp. (Electric)	8,784	254,121
Consolidated Edison, Inc. (Electric)	9,699	544,017
Dominion Resources, Inc. (Electric)	19,032	1,287,324
DTE Energy Co. (Electric)	5,856	432,290
Duke Energy Corp. (Electric)	23,241	1,676,373
Dynegy, Inc.* (Electric)	3,294	87,456
Edison International (Electric)	10,614	581,647
El Paso Electric Co. (Electric)	1,281	47,205
Entergy Corp. (Electric)	5,856	426,492
Exelon Corp. (Electric)	27,816	864,521
FirstEnergy Corp. (Electric)	13,725	428,357
Great Plains Energy, Inc. (Electric)	5,124	127,024
Hawaiian Electric Industries, Inc. (Electric)	3,294	77,804
IDACORP, Inc. (Electric)	1,647	88,197
Integrys Energy Group, Inc. (Electric)	2,562	167,965
ITC Holdings Corp. (Electric)	5,124	184,976
National Fuel Gas Co. (Gas)	2,745	189,158
New Jersey Resources Corp. (Gas)	1,464	74,781
NextEra Energy, Inc. (Electric)	14,274	1,340,187
NiSource, Inc. (Gas)	10,248	386,145
Northeast Utilities System (Electric)	10,431	457,921
Northwest Natural Gas Co. (Gas)	915	39,546
NorthWestern Corp. (Electric)	1,281	59,208
NRG Energy, Inc. (Electric)	10,980	339,941
ONE Gas, Inc. (Gas)	1,647	59,292
Pepco Holdings, Inc. (Electric)	8,235	221,110
PG&E Corp. (Electric)	15,189	678,493
Piedmont Natural Gas Co., Inc. (Gas)	2,562	88,876
Pinnacle West Capital Corp. (Electric)	3,660	195,773
PNM Resources, Inc. (Electric)	2,562	65,715
Portland General Electric Co. (Electric)	2,562	81,805
PPL Corp. (Electric)	20,679	682,200
Public Service Enterprise Group, Inc. (Electric)	16,653	585,686
Questar Corp. (Gas)	5,673	126,168
SCANA Corp. (Electric)	4,575	232,776
Sempra Energy (Gas)	7,503	748,123
South Jersey Industries, Inc. (Gas)	1,098	58,820
Southern Co. (Electric)	22,326	966,493
Southwest Gas Corp. (Gas)	1,464	72,512
TECO Energy, Inc. (Electric)	7,503	131,002
The AES Corp. (Electric)	21,594	315,488
UGI Corp. (Gas)	3,843	186,539
UIL Holdings Corp. (Electric)	1,830	64,251
UNS Energy Corp. (Electric)	1,281	77,398
Vectren Corp. (Gas)	2,745	104,557
Westar Energy, Inc. (Electric)	4,209	151,692
WGL Holdings, Inc. (Gas)	1,647	64,200
Wisconsin Energy Corp. (Electric)	7,320	319,006
Xcel Energy, Inc. (Electric)	16,470	507,276
TOTAL COMMON STOCKS (Cost $17,331,953)		19,962,275

Repurchase Agreements(a)(b) (23.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $6,294,006	$6,294,000	$6,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,294,000)		6,294,000
TOTAL INVESTMENT SECURITIES (Cost $23,625,953)—99.5%		26,256,275
Net other assets (liabilities)—0.5%		119,724
NET ASSETS—100.0%		$26,375,999

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,085,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/25/14	0.62%	$9,601,208	$(277,748)
Dow Jones U.S. Utilities Index	UBS AG	8/25/14	0.42%	9,884,503	(319,197)
				$19,485,711	$(596,945)

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

184 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Utilities UltraSector ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Electric	$16,644,249	63.0%
Gas	2,899,029	11.0%
Water	418,997	1.6%
Other**	6,413,724	24.4%
Total	$26,375,999	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 185

Repurchase Agreements(a)(b) (87.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $3,101,003	$3,101,000	$3,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,101,000)		3,101,000
TOTAL INVESTMENT SECURITIES (Cost $3,101,000)—87.8%		3,101,000
Net other assets (liabilities)—12.2%		430,697
NET ASSETS—100.0%		$3,531,697

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $668,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/25/14	(0.27)%	$(2,043,166)	$64,142
Dow Jones U.S. Oil & Gas Index	UBS AG	8/25/14	(0.02)%	(1,497,044)	58,383
				$(3,540,210)	$122,525

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

186 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (112.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $9,270,009	$9,270,000	$9,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,270,000)		9,270,000
TOTAL INVESTMENT SECURITIES (Cost $9,270,000)—112.0%		9,270,000
Net other assets (liabilities)—(12.0)%		(995,074)
NET ASSETS—100.0%		$8,274,926

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $2,202,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/25/14	(0.02)%	$(3,996,496)	$109,563
Dow Jones Precious Metals Index	UBS AG	8/25/14	0.08%	(4,278,835)	93,441
				$(8,275,331)	$203,004

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 187

Repurchase Agreements(a)(b) (110.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $981,001	$981,000	$981,000
TOTAL REPURCHASE AGREEMENTS (Cost $981,000)		981,000
TOTAL INVESTMENT SECURITIES (Cost $981,000)—110.5%		981,000
Net other assets (liabilities)—(10.5)%		(92,844)
NET ASSETS—100.0%		$888,156

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $298,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/25/14	(0.27)%	$(358,865)	$9,170
Dow Jones U.S. Real Estate Index	UBS AG	8/25/14	0.13%	(529,259)	11,679
				$(888,124)	$20,849

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

188 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2014

U.S. Treasury Obligation (48.7%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.38%, 5/15/44	$18,220,000	$18,406,470
TOTAL U.S. TREASURY OBLIGATION (Cost $18,201,009)		18,406,470

Repurchase Agreements(a)(b) (40.7%)
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $15,416,015	15,416,000	15,416,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,416,000)		15,416,000
TOTAL INVESTMENT SECURITIES (Cost $33,617,009)—89.4%		33,822,470
Net other assets (liabilities)—10.6%		4,011,150
NET ASSETS—100.0%		$37,833,620

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $170,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.38% due on 5/15/44	Citibank North America	8/6/14	(0.11)%	$28,488,609	$207,887

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 189

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $25,041,025	$25,041,000	$25,041,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,041,000)		25,041,000
TOTAL INVESTMENT SECURITIES (Cost $25,041,000)—100.8%		25,041,000
Net other assets (liabilities)—(0.8)%		(202,532)
NET ASSETS—100.0%		$24,838,468

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $140,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.50% due on 5/15/24	Citibank North America	8/6/14	(0.15)%	$(24,666,313)	$(161,944)

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

190 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: July 31, 2014

Repurchase Agreements(a)(b) (108.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $99,996,100	$99,996,000	$99,996,000
TOTAL REPURCHASE AGREEMENTS (Cost $99,996,000)		99,996,000
TOTAL INVESTMENT SECURITIES (Cost $99,996,000)—108.5%		99,996,000
Net other assets (liabilities)—(8.5)%		(7,800,520)
NET ASSETS—100.0%		$92,195,480

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $4,321,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.38% due on 5/15/44	Citibank North America	8/6/14	(0.19)%	$(114,459,555)	$(2,853,272)

^                       Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 191

Repurchase Agreements(a)(b) (92.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $28,180,028	$28,180,000	$28,180,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,180,000)		28,180,000
TOTAL INVESTMENT SECURITIES (Cost $28,180,000)—92.3%		28,180,000
Net other assets (liabilities)—7.7%		2,342,950
NET ASSETS—100.0%		$30,522,950

(a)              A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2014, the aggregate amount held in a segregated account was $2,934,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

192 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2014

At July 31, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/8/14	806,962	$1,381,580	$1,362,146	$19,434
Canadian dollar vs. U.S. dollar	8/8/14	1,647,729	1,542,533	1,511,102	31,431
Euro vs. U.S. dollar	8/8/14	4,961,748	6,755,261	6,643,467	111,794
Japanese yen vs. U.S. dollar	8/8/14	98,697,518	970,714	959,672	11,042
Swedish krona vs. U.S. dollar	8/8/14	3,198,097	470,838	463,760	7,078
Swiss franc vs. U.S. dollar	8/8/14	430,923	482,729	474,346	8,383
Total Short Contracts			$11,603,655	$11,414,493	$189,162

At July 31, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/8/14	1,345,295	$2,299,035	$2,270,847	$28,188
Canadian dollar vs. U.S. dollar	8/8/14	1,380,889	1,288,986	1,266,387	22,599
Euro vs. U.S. dollar	8/8/14	8,174,689	11,107,208	10,945,390	161,818
Japanese yen vs. U.S. dollar	8/8/14	328,430,271	3,227,095	3,193,448	33,647
Swedish krona vs. U.S. dollar	8/8/14	5,647,698	830,473	818,979	11,494
Swiss franc vs. U.S. dollar	8/8/14	567,919	634,650	625,147	9,503
Total Short Contracts			$19,387,447	$19,120,198	$267,249

See accompanying notes to the financial statements.

July 31, 2014 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 193

Repurchase Agreements(a)(b) (70.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%—0.05%, dated 7/31/14, due 8/1/14, total to be received $3,983,004	$3,983,000	$3,983,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,983,000)		3,983,000
TOTAL INVESTMENT SECURITIES (Cost $3,983,000)—70.8%		3,983,000
Net other assets (liabilities)—29.2%		1,641,267
NET ASSETS—100.0%		$5,624,267

(a)              A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2014, the aggregate amount held in a segregated account was $449,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

194 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2014

At July 31, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	8/8/14	141,496	$242,014	$238,843	$(3,171)
Canadian dollar vs. U.S. dollar	8/8/14	287,255	268,777	263,437	(5,340)
Euro vs. U.S. dollar	8/8/14	793,413	1,078,799	1,062,329	(16,470)
Japanese yen vs. U.S. dollar	8/8/14	19,328,486	190,060	187,938	(2,122)
Swedish krona vs. U.S. dollar	8/8/14	933,210	137,448	135,326	(2,122)
Swiss franc vs. U.S. dollar	8/8/14	39,022	43,618	42,954	(664)
Total Long Contracts			$1,960,716	$1,930,827	$(29,889)

At July 31, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/8/14	126,442	$214,260	$213,434	$826
Canadian dollar vs. U.S. dollar	8/8/14	176,606	162,784	161,962	822
Euro vs. U.S. dollar	8/8/14	759,304	1,018,452	1,016,660	1,792
Japanese yen vs. U.S. dollar	8/8/14	25,500,188	249,813	247,948	1,865
Swedish krona vs. U.S.dollar	8/8/14	495,233	72,255	71,814	441
Swiss franc vs. U.S.dollar	8/8/14	57,413	63,328	63,199	129
Total Short Contracts			$1,780,892	$1,775,017	$5,875
Long:
British pound vs. U.S. dollar	8/8/14	381,851	$650,845	$644,562	$(6,283)
Canadian dollar vs. U.S. dollar	8/8/14	447,922	416,298	410,780	(5,518)
Euro vs. U.S. dollar	8/8/14	2,388,396	3,235,908	3,197,911	(37,997)
Japanese yen vs. U.S. dollar	8/8/14	84,941,544	832,614	825,918	(6,696)
Swedish krona vs. U.S. dollar	8/8/14	1,193,292	174,611	173,041	(1,570)
Swiss franc vs. U.S. dollar	8/8/14	202,599	225,889	223,015	(2,874)
Total Long Contracts			$5,536,165	$5,475,227	$(60,938)

See accompanying notes to the financial statements.

Statements of
Assets and Liabilities

196 :: Statements of Assets and Liabilities :: July 31, 2014

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$95,465,396	$69,123,178	$56,015,767	$67,970,519
Securities, at value	64,171,652	20,063,501	6,385,458	20,839,915
Repurchase agreements, at value	52,718,000	54,545,000	51,855,000	60,635,000
Total Investment Securities, at value	116,889,652	74,608,501	58,240,458	81,474,915
Cash	844	849	1,164	696
Segregated cash balances with brokers	768,244	425,975	750,609	497,995
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	61,667	37,189	22,134	6,255
Receivable for investments sold	—	53,352,789	53,538,672	—
Receivable for capital shares issued	755,620	2,401,522	2,955,528	469,633
Due from Advisor under an expense limitation agreement	—	—	—	—
Prepaid expenses	25,574	31,966	35,350	35,130
TOTAL ASSETS	118,501,601	130,858,791	115,544,074	82,484,624
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	1,179,547	99,354,319	97,974,232	23,930,546
Unrealized loss on swap agreements	920,011	1,071,804	614,110	945,556
Variation margin on futures contracts	303,904	174,438	373,941	221,940
Advisory fees payable	65,443	85,892	149,796	41,461
Management services fees payable	13,089	17,178	29,959	8,885
Administration fees payable	3,260	4,275	3,897	2,214
Distribution and services fees payable—Service Class	8,857	5,013	2,090	15,483
Trustee fees payable	10	14	12	6
Transfer agency fees payable	8,983	6,950	6,171	9,071
Fund accounting fees payable	6,389	8,379	7,637	4,340
Compliance services fees payable	661	760	681	443
Service fees payable	412	540	492	280
Other accrued expenses	62,398	61,866	52,774	48,244
TOTAL LIABILITIES	2,572,964	100,791,428	99,215,792	25,228,469
NET ASSETS	$115,928,637	$30,067,363	$16,328,282	$57,256,155
NET ASSETS CONSIST OF:
Capital	$121,266,230	$23,190,365	$44,588,072	$37,304,846
Accumulated net investment income (loss)	(398,382)	(565,395)	(858,166)	(456,114)
Accumulated net realized gains (losses) on investments	(25,356,830)	3,164,411	(28,933,821)	7,627,532
Net unrealized appreciation (depreciation) on investments	20,417,619	4,277,982	1,532,197	12,779,891
NET ASSETS	$115,928,637	$30,067,363	$16,328,282	$57,256,155
NET ASSETS:
Investor Class	$104,941,675	$25,190,782	$13,986,721	$49,249,395
Service Class	10,986,962	4,876,581	2,341,561	8,006,760
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,195,712	364,660	224,011	405,823
Service Class	143,825	79,556	42,748	76,456
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$87.77	$69.08	$62.44	$121.36
Service Class	76.39	61.30	54.78	104.72

See accompanying notes to the financial statements.

July 31, 2014 :: Statements of Assets and Liabilities :: 197

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$27,253,680	$12,703,422	$18,998,594	$7,273,795	$4,848,546	$6,999,994
32,731,807	17,171,716	22,512,310	9,744,328	7,453,744	9,223,175
52,000	93,000	—	18,000	—	—
32,783,807	17,264,716	22,512,310	9,762,328	7,453,744	9,223,175
816	954	—	354	—	—
—	—	—	—	—	—
—	—	—	—	—	—
40,111	10,713	15,599	4,035	6,653	3,447
1,748,775	276,921	2,501,011	—	2,710,065	501,187
75,223	13,519	39,170	6,495	51,394	1,715
—	—	—	7,094	43,005	433
36,342	30,681	29,721	22,530	21,913	22,760
34,685,074	17,597,504	25,097,811	9,802,836	10,286,774	9,752,717

—	—	58,795	—	76,812	33,595
1,902,232	373,500	2,437,387	4,936	2,669,505	448,225
—	—	—	—	—	—
—	—	—	—	—	—
18,078	2,504	14,694	—	—	—
3,616	501	2,939	—	—	—
900	442	911	318	332	460
4,643	4,112	5,009	3,363	2,277	3,293
3	1	3	1	1	1
3,949	1,970	3,524	1,617	1,799	1,827
1,765	867	1,785	623	650	902
154	92	137	143	104	99
114	56	115	40	42	58
19,179	10,189	14,102	11,032	25,590	14,501
1,954,633	394,234	2,539,401	22,073	2,777,112	502,961
$32,730,441	$17,203,270	$22,558,410	$9,780,763	$7,509,662	$9,249,756

$26,873,898	$12,014,904	$20,226,975	$20,843,987	$24,879,188	$7,063,328
76,479	(92,008)	(165,160)	(309,681)	(350,121)	(399,304)
249,937	719,080	(1,017,121)	(13,242,076)	(19,624,603)	362,551
5,530,127	4,561,294	3,513,716	2,488,533	2,605,198	2,223,181
$32,730,441	$17,203,270	$22,558,410	$9,780,763	$7,509,662	$9,249,756

$28,626,804	$13,666,132	$17,742,766	$6,270,509	$4,959,320	$7,928,811
4,103,637	3,537,138	4,815,644	3,510,254	2,550,342	1,320,945

542,377	230,374	266,857	98,850	75,589	121,162
83,622	66,960	81,645	63,251	43,921	22,979

$52.78	$59.32	$66.49	$63.43	$65.61	$65.44
49.07	52.82	58.98	55.50	58.07	57.48

See accompanying notes to the financial statements.

198 :: Statements of Assets and Liabilities :: July 31, 2014

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$23,666,875	$82,097,538	$52,426,301	$36,525,798
Securities, at value	26,759,393	71,146,819	41,194,209	31,895,392
Repurchase agreements, at value	189,000	33,287,000	25,909,000	13,099,000
Total Investment Securities, at value	26,948,393	104,433,819	67,103,209	44,994,392
Cash	607	688	949	1,026
Segregated cash balances with brokers	—	464,944	743,659	300,240
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	65,636	55,702	20,860	11,760
Receivable for investments sold	—	—	—	27,900
Receivable for capital shares issued	831,335	18,490,055	384,302	11,495,724
Prepaid expenses	12,093	14,979	24,328	16,390
TOTAL ASSETS	27,858,064	123,460,187	68,277,398	56,847,928
LIABILITIES:
Payable for investments purchased	707,042	9,766,417	—	—
Payable for capital shares redeemed	302,980	1,335,866	1,538,010	2,727,607
Unrealized loss on swap agreements	—	2,880,127	1,859,822	836,147
Variation margin on futures contracts	—	183,904	301,068	149,040
Advisory fees payable	15,728	53,225	44,779	31,831
Management services fees payable	3,146	10,645	8,956	6,366
Administration fees payable	868	2,650	2,225	1,581
Distribution and services fees payable—Service Class	3,161	10,002	1,281	2,313
Trustee fees payable	3	8	7	5
Transfer agency fees payable	2,285	9,610	5,036	5,873
Fund accounting fees payable	1,701	5,194	4,362	3,098
Compliance services fees payable	180	480	431	332
Service fees payable	110	335	281	200
Other accrued expenses	16,093	47,651	42,669	35,214
TOTAL LIABILITIES	1,053,297	14,306,114	3,808,927	3,799,607
NET ASSETS	$26,804,767	$109,154,073	$64,468,471	$53,048,321
NET ASSETS CONSIST OF:
Capital	$34,736,160	$149,523,438	$48,737,198	$64,960,108
Accumulated net investment income (loss)	1,038,441	(206,911)	(817,201)	(970,138)
Accumulated net realized gains (losses) on investments	(12,251,352)	(59,516,529)	4,087,295	(18,365,458)
Net unrealized appreciation (depreciation) on investments	3,281,518	19,354,075	12,461,179	7,423,809
NET ASSETS	$26,804,767	$109,154,073	$64,468,471	$53,048,321
NET ASSETS:
Investor Class	$23,049,594	$82,480,237	$62,788,158	$49,119,554
Service Class	3,755,173	26,673,836	1,680,313	3,928,767
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,426,235	912,757	759,888	1,416,507
Service Class	227,053	338,671	23,068	130,270
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$16.16	$90.36	$82.63	$34.68
Service Class	16.54	78.76	72.84	30.16

See accompanying notes to the financial statements.

July 31, 2014 :: Statements of Assets and Liabilities :: 199

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$11,498,160	$130,306,304	$69,348,000	$28,948,052	$9,271,093	$19,732,426
13,432,317	134,100,322	—	25,434,547	9,731,893	18,678,751
4,237,000	75,762,000	69,348,000	9,063,000	3,194,000	5,723,000
17,669,317	209,862,322	69,348,000	34,497,547	12,925,893	24,401,751
629	374	238	506	337	25,896
153,720	1,853,850	—	—	—	—
—	766	—	—	—	—
14,866	39,938	69	78,985	27,133	30,019
—	—	—	3,973,583	1,717,149	1,302,983
542,017	41,494,009	728,500	99,372	1,473,757	690,739
30,728	22,091	18,079	19,357	8,165	11,706
18,411,277	253,273,350	70,094,886	38,669,350	16,152,434	26,463,094

—	—	—	—	—	25,054
212,414	3,112,568	48,953,849	4,158,054	1,149,486	682,906
483,860	4,562,802	2,914,506	1,198,850	770,314	909,120
56,884	826,200	—	—	—	—
10,752	137,984	48,341	20,392	9,662	10,953
2,150	27,597	9,668	4,079	1,933	2,190
660	6,882	2,405	1,019	482	608
1,361	7,872	218	1,224	658	559
2	21	8	3	2	2
2,497	23,018	3,944	3,072	1,378	3,330
1,293	13,489	4,714	1,997	945	1,191
145	1,299	399	147	84	103
83	869	304	129	61	77
15,199	144,333	35,845	19,163	11,715	10,767
787,300	8,864,934	51,974,201	5,408,129	1,946,720	1,646,860
$17,623,977	$244,408,416	$18,120,685	$33,261,221	$14,205,714	$24,816,234

$24,222,175	$402,633,633	$45,377,441	$291,987,120	$32,824,039	$24,488,213
(147,177)	(548,945)	(1,005,747)	44,647	118,514	(140,183)
(12,096,172)	(233,492,862)	(23,336,503)	(263,121,191)	(21,621,325)	(3,292,001)

5,645,151	75,816,590	(2,914,506)	4,350,645	2,884,486	3,760,205
$17,623,977	$244,408,416	$18,120,685	$33,261,221	$14,205,714	$24,816,234

$16,151,213	$234,677,569	$17,887,255	$29,776,999	$13,508,785	$22,551,489
1,472,764	9,730,847	233,430	3,484,222	696,929	2,264,745

284,988	3,152,996	1,021,548	2,343,914	1,888,907	1,664,193
28,476	151,877	14,193	285,450	99,930	178,006

$56.67	$74.43	$17.51	$12.70	$7.15	$13.55
51.72	64.07	16.45	12.21	6.97	12.72

See accompanying notes to the financial statements.

200 :: Statements of Assets and Liabilities :: July 31, 2014

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$37,528,000	$24,690,000	$10,743,000	$6,941,000
Repurchase agreements, at value	37,528,000	24,690,000	10,743,000	6,941,000
Total Investment Securities, at value	37,528,000	24,690,000	10,743,000	6,941,000
Cash	422	848	147	834
Segregated cash balances with brokers	3,937,890	248,185	79,241	47,125
Segregated cash balances with custodian	—	—	958	—
Interest receivable	38	25	11	7
Receivable for capital shares issued	242,013	195,736	4,792,108	5,975,967
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	—	493,483	151,926	120,832
Variation margin on futures contracts	—	98,000	38,524	21,060
Prepaid expenses	13,969	11,610	15,827	26,650
TOTAL ASSETS	41,722,332	25,737,887	15,821,742	13,133,475
LIABILITIES:
Payable for capital shares redeemed	749,039	111,023	44,117	101,829
Unrealized loss on swap agreements	785	—	—	—
Variation margin on futures contracts	1,392,530	—	—	—
Advisory fees payable	31,771	15,995	3,400	4,685
Management services fees payable	5,295	3,199	680	937
Administration fees payable	1,321	798	277	569
Distribution and services fees payable—Service Class	917	6,108	723	464
Trustee fees payable	4	3	1	1
Transfer agency fees payable	4,679	2,939	716	2,050
Fund accounting fees payable	2,589	1,563	544	1,115
Compliance services fees payable	279	190	41	64
Service fees payable	167	101	35	72
Other accrued expenses	25,926	18,418	9,557	11,537
TOTAL LIABILITIES	2,215,302	160,337	60,091	123,323
NET ASSETS	$39,507,030	$25,577,550	$15,761,651	$13,010,152
NET ASSETS CONSIST OF:
Capital	$142,886,069	$118,001,497	$69,251,971	$40,038,355
Accumulated net investment income (loss)	(558,650)	(384,317)	(308,814)	(312,297)
Accumulated net realized gains (losses) on investments	(104,390,212)	(92,564,004)	(53,406,281)	(26,859,095)
Net unrealized appreciation (depreciation) on investments	1,569,823	524,374	224,775	143,189
NET ASSETS	$39,507,030	$25,577,550	$15,761,651	$13,010,152
NET ASSETS:
Investor Class	$38,727,326	$18,555,359	$14,260,873	$12,145,523
Service Class	779,704	7,022,191	1,500,778	864,629
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,641,232	1,769,996	610,193	581,971
Service Class	59,341	688,737	63,512	43,912
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.66	$10.48	$23.37	$20.87
Service Class	13.14	10.20	23.63	19.69

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2014 :: Statements of Assets and Liabilities :: 201

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$21,548,000	$2,010,000	$16,318,000	$4,007,000	$8,886,000	$5,912,000
21,548,000	2,010,000	16,318,000	4,007,000	8,886,000	5,912,000
21,548,000	2,010,000	16,318,000	4,007,000	8,886,000	5,912,000
200	968	762	259	912	77
157,015	7,520	152,832	30,170	97,875	—
—	—	322	—	278	—
21	2	16	4	9	6
713,827	21,179	1,370,560	42,497	375,656	3,206,731
—	969	1,447	5,802	—	1,389
980,245	96,697	488,527	182,972	296,236	249,540
62,000	2,920	74,508	11,025	43,740	—
10,980	10,612	52,612	27,671	18,096	18,843
23,472,288	2,150,867	18,459,586	4,307,400	9,718,802	9,388,586

1,285,246	60,362	1,179,473	228,992	584,437	51,526
—	—	—	—	—	—
—	—	—	—	—	—
14,114	—	—	—	5,987	—
2,823	—	—	—	1,197	—
704	63	522	116	398	112
587	105	1,567	292	741	561
3	— (a)	2	1	1	— (a)
1,958	313	2,029	469	2,173	360
1,380	124	1,022	227	779	220
169	18	142	38	87	21
89	8	66	15	50	14
16,045	1,920	14,442	3,928	8,984	4,257
1,323,118	62,913	1,199,265	234,078	604,834	57,071
$22,149,170	$2,087,954	$17,260,321	$4,073,322	$9,113,968	$9,331,515

$263,321,203	$26,230,154	$158,367,034	$28,039,924	$214,528,954	$76,042,355
(300,068)	(84,977)	(614,951)	(230,526)	(140,701)	(209,677)
(241,877,863)	(24,157,473)	(141,094,508)	(23,929,705)	(205,531,907)	(66,750,703)
1,005,898	100,250	602,746	193,629	257,622	249,540
$22,149,170	$2,087,954	$17,260,321	$4,073,322	$9,113,968	$9,331,515

$21,555,176	$1,946,557	$15,326,210	$3,660,996	$8,261,366	$8,051,985
593,994	141,397	1,934,111	412,326	852,602	1,279,530

3,135,678	308,239	579,180	469,363	497,099	340,207
90,464	23,758	74,024	56,554	50,920	56,775

$6.87	$6.32	$26.46	$7.80	$16.62	$23.67
6.57	5.95	26.13	7.29	16.74	22.54

See accompanying notes to the financial statements.

202 :: Statements of Assets and Liabilities :: July 31, 2014

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$5,282,000	$2,521,000	$2,257,000	$2,753,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	5,282,000	2,521,000	2,257,000	2,753,000
Total Investment Securities, at value	5,282,000	2,521,000	2,257,000	2,753,000
Cash	499	435	760	747
Segregated cash balances with brokers	—	—	—	304,235
Segregated cash balances with custodian	—	6	—	—
Dividends and interest receivable	5	3	2	3
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	290,929	408,216	42,256	442,672
Due from Advisor under an expense limitation agreement	—	1,432	335	484
Unrealized gain on swap agreements	260,746	200,417	164,947	777
Variation margin on futures contracts	—	—	—	102,495
Prepaid expenses	15,799	7,102	10,565	13,307
TOTAL ASSETS	5,849,978	3,138,611	2,475,865	3,617,720
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	123,986	156,454	660,077	1,588,864
Unrealized loss on swap agreements	—	—	—	—
Advisory fees payable	2,063	—	—	—
Management services fees payable	412	—	—	—
Administration fees payable	246	84	78	97
Distribution and services fees payable—Service Class	1,485	72	45	338
Trustee fees payable	1	— (a)	— (a)	1
Transfer agency fees payable	915	199	271	498
Fund accounting fees payable	481	164	154	190
Compliance services fees payable	77	23	12	33
Service fees payable	31	11	10	12
Other accrued expenses	5,545	2,891	2,491	2,706
TOTAL LIABILITIES	135,242	159,898	663,138	1,592,739
NET ASSETS	$5,714,736	$2,978,713	$1,812,727	$2,024,981
NET ASSETS CONSIST OF:
Capital	$110,831,250	$23,584,543	$12,496,317	$12,512,582
Accumulated net investment income (loss)	(321,408)	(117,519)	(69,716)	(125,312)
Accumulated net realized gains (losses) on investments	(105,055,852)	(20,688,728)	(10,778,821)	(10,398,658)
Net unrealized appreciation (depreciation) on investments	260,746	200,417	164,947	36,369
NET ASSETS	$5,714,736	$2,978,713	$1,812,727	$2,024,981
NET ASSETS:
Investor Class	$3,986,181	$2,892,332	$1,762,532	$1,987,272
Service Class	1,728,555	86,381	50,195	37,709
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	515,906	228,254	99,204	79,101
Service Class	232,703	7,279	3,009	1,573
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$7.73	$12.67	$17.77	$25.12
Service Class	7.43	11.87	16.68	23.97

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2014 :: Statements of Assets and Liabilities :: 203

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$5,889,747	$21,634,877	$353,363,252	$7,936,663	$20,493,306	$6,139,876
8,860,087	21,427,767	313,609,019	6,631,344	21,130,380	7,328,027
3,142,000	6,361,000	149,672,000	2,365,000	5,711,000	2,716,000
12,002,087	27,788,767	463,281,019	8,996,344	26,841,380	10,044,027
37	80	318	414	—	840
—	—	—	—	—	—
—	—	—	—	—	841
3,570	20,643	340,459	12,246	8,150	4,555
746,006	—	12,609,192	—	610,187	—
45,407	78,445	1,931,785	944,926	78,663	28,175

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
19,580	26,306	36,449	18,119	15,203	19,692
12,816,687	27,914,241	478,199,222	9,972,049	27,553,583	10,098,130

—	—	—	—	561	—
593,800	399,890	8,411,486	129,800	441,002	287,297
147,384	602,726	4,825,895	265,178	429,178	200,810
8,448	18,527	302,316	4,124	18,447	3,407
1,690	3,705	60,464	825	3,689	682
421	907	15,083	338	919	340
572	2,755	17,133	1,706	2,061	1,309
1	4	48	2	3	1
1,390	2,281	28,123	1,161	2,070	1,066
825	1,777	29,561	662	1,801	666
112	225	3,227	68	204	72
53	115	1,906	43	116	43
11,031	19,907	307,883	7,037	21,857	9,040
765,727	1,052,819	14,003,125	410,944	921,908	504,733
$12,050,960	$26,861,422	$464,196,097	$9,561,105	$26,631,675	$9,593,397

$15,103,275	$62,975,907	$310,057,816	$8,859,735	$19,180,096	$22,362,565
(182,297)	(204,096)	(4,149,429)	(61,123)	(250,171)	(215,223)
(8,834,974)	(41,461,553)	53,195,838	(32,010)	1,782,854	(16,257,286)
5,964,956	5,551,164	105,091,872	794,503	5,918,896	3,703,341
$12,050,960	$26,861,422	$464,196,097	$9,561,105	$26,631,675	$9,593,397

$11,492,441	$23,921,250	$444,366,347	$7,691,623	$24,347,728	$8,107,477
558,519	2,940,172	19,829,750	1,869,482	2,283,947	1,485,920

406,244	413,229	8,050,713	106,547	364,798	626,902
20,443	54,316	419,175	27,551	37,461	128,567

$28.29	$57.89	$55.20	$72.19	$66.74	$12.93
27.32	54.13	47.31	67.86	60.97	11.56

See accompanying notes to the financial statements.

204 :: Statements of Assets and Liabilities :: July 31, 2014

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$39,772,600	$8,556,326	$51,206,565	$3,337,591
Securities, at value	35,992,747	8,178,739	51,662,445	3,364,927
Repurchase agreements, at value	11,044,000	2,770,000	13,602,000	1,306,000
Total Investment Securities, at value	47,036,747	10,948,739	65,264,445	4,670,927
Cash	529	652	497	680
Segregated cash balances with custodian	349	—	—	19
Dividends and interest receivable	48,169	7,180	4,573	1
Receivable for investments sold	—	—	1,089,770	1,535,641
Receivable for capital shares issued	699,487	582,243	118,136	40,887
Due from Advisor	—	—	—	31,752
Unrealized gain on swap agreements	—	—	—	62,797
Prepaid expenses	25,260	13,053	19,696	15,361
TOTAL ASSETS	47,810,541	11,551,867	66,497,117	6,358,065
LIABILITIES:
Payable for capital shares redeemed	1,234,714	139,236	208,931	12,882
Unrealized loss on swap agreements	729,698	350,145	588,876	—
Advisory fees payable	31,737	2,812	43,764	3,989
Management services fees payable	6,348	563	8,753	798
Administration fees payable	1,581	400	2,180	247
Distribution and services fees payable—Service Class	4,143	1,593	4,247	612
Trustee fees payable	4	2	7	1
Transfer agency fees payable	3,932	1,173	4,905	634
Fund accounting fees payable	3,099	783	4,273	485
Compliance services fees payable	268	93	581	53
Service fees payable	200	50	275	31
Other accrued expenses	31,464	11,527	47,100	6,083
TOTAL LIABILITIES	2,047,188	508,377	913,892	25,815
NET ASSETS	$45,763,353	$11,043,490	$65,583,225	$6,332,250
NET ASSETS CONSIST OF:
Capital	$39,160,824	$7,325,055	$53,061,054	$12,056,014
Accumulated net investment income (loss)	(355,775)	(187,627)	(1,056,773)	(334,790)
Accumulated net realized gains (losses) on investments	423,855	1,863,794	109,940	(6,785,107)
Net unrealized appreciation (depreciation) on investments	6,534,449	2,042,268	13,469,004	1,396,133
NET ASSETS	$45,763,353	$11,043,490	$65,583,225	$6,332,250
NET ASSETS:
Investor Class	$42,072,908	$9,280,764	$61,002,454	$6,054,952
Service Class	3,690,445	1,762,726	4,580,771	277,298
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,093,234	145,297	1,746,762	110,894
Service Class	107,595	29,871	155,141	5,863
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$38.48	$63.87	$34.92	$54.60
Service Class	34.30	59.01	29.53	47.30

See accompanying notes to the financial statements.

July 31, 2014 :: Statements of Assets and Liabilities :: 205

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$42,661,345	$41,752,402	$23,425,421	$23,721,740	$22,335,703	$77,280,304
44,994,399	30,556,249	17,342,883	19,997,870	22,140,066	53,005,792
15,753,000	16,734,000	9,525,000	6,069,000	7,793,000	28,860,000
60,747,399	47,290,249	26,867,883	26,066,870	29,933,066	81,865,792
506	871	494	44	358	151
—	—	—	—	—	643
37,095	29,118	39,654	55,061	13,414	35,992
—	—	—	1,131,794	—	—
200,956	744,475	176,766	1,961,751	225,423	568,921
—	—	—	—	—	—
—	—	—	—	—	—
25,396	18,143	24,665	20,182	29,362	23,512
61,011,352	48,082,856	27,109,462	29,235,702	30,201,623	82,495,011

1,006,067	1,255,952	132,366	680,637	453,038	951,723
1,926,744	2,108,745	615,870	555,143	496,668	2,426,846
43,344	36,127	19,730	21,909	20,835	60,780
8,669	7,225	3,946	4,382	4,167	12,156
2,157	1,581	858	1,092	947	2,571
4,845	3,572	5,990	2,271	4,315	2,967
10	4	3	3	4	8
5,654	3,977	3,242	4,443	3,032	4,677
4,227	3,099	1,681	2,140	1,856	5,040
426	179	158	175	191	295
272	200	108	138	120	325
48,039	24,621	15,077	20,142	17,790	42,387
3,050,454	3,445,282	799,029	1,292,475	1,002,963	3,509,775
$57,960,898	$44,637,574	$26,310,433	$27,943,227	$29,198,660	$78,985,236

$43,068,058	$64,739,652	$21,847,484	$129,410,847	$43,683,607	$84,599,413
(171,205)	(198,426)	(52,928)	(92,756)	132,472	(219,437)
(1,095,265)	(23,332,754)	1,689,285	(103,164,851)	(21,718,114)	(7,553,382)
16,159,310	3,429,102	2,826,592	1,789,987	7,100,695	2,158,642
$57,960,898	$44,637,574	$26,310,433	$27,943,227	$29,198,660	$78,985,236

$53,787,786	$40,906,584	$19,601,784	$26,133,916	$24,795,227	$76,033,959
4,173,112	3,730,990	6,708,649	1,809,311	4,403,433	2,951,277

860,240	1,305,793	940,587	1,819,000	724,068	3,049,350
76,690	128,884	347,521	138,184	131,701	133,878

$62.53	$31.33	$20.84	$14.37	$34.24	$24.93
54.42	28.95	19.30	13.09	33.44	22.04

See accompanying notes to the financial statements.

206 :: Statements of Assets and Liabilities :: July 31, 2014

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$29,117,099	$5,874,145	$23,625,953	$3,101,000
Securities, at value	21,089,089	4,214,765	19,962,275	—
Repurchase agreements, at value	12,417,000	2,391,000	6,294,000	3,101,000
Total Investment Securities, at value	33,506,089	6,605,765	26,256,275	3,101,000
Cash	528	473	341	709
Segregated cash balances with custodian	713	44	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	2,597	25,027	25,753	3
Receivable for investments sold	—	998,092	—	—
Receivable for capital shares issued	213,578	202,454	1,231,108	338,373
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	—	—	—	122,525
Prepaid expenses	22,720	13,736	25,006	17,757
TOTAL ASSETS	33,746,225	7,845,591	27,538,575	3,580,367
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	73,882	22,266	496,556	38,989
Unrealized loss on swap agreements	650,734	20,869	596,945	—
Advisory fees payable	24,022	2,178	26,985	4,949
Management services fees payable	4,804	436	5,397	990
Administration fees payable	964	187	1,183	91
Distribution and services fees payable—Service Class	3,302	912	8,350	40
Trustee fees payable	3	1	4	1
Transfer agency fees payable	2,664	687	4,453	279
Fund accounting fees payable	1,890	367	2,319	178
Compliance services fees payable	187	57	183	29
Service fees payable	122	24	149	11
Other accrued expenses	18,490	5,325	20,052	3,113
TOTAL LIABILITIES	781,064	53,309	1,162,576	48,670
NET ASSETS	$32,965,161	$7,792,282	$26,375,999	$3,531,697
NET ASSETS CONSIST OF:
Capital	$32,817,420	$9,004,306	$39,812,780	$24,033,115
Accumulated net investment income (loss)	(300,349)	(69,249)	44,252	(105,235)
Accumulated net realized gains (losses) on investments	(3,290,166)	(1,853,526)	(15,514,410)	(20,518,708)
Net unrealized appreciation (depreciation) on investments	3,738,256	710,751	2,033,377	122,525
NET ASSETS	$32,965,161	$7,792,282	$26,375,999	$3,531,697
NET ASSETS:
Investor Class	$27,673,121	$6,497,699	$24,093,133	$3,493,524
Service Class	5,292,040	1,294,583	2,282,866	38,173
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	505,506	296,989	824,281	651,641
Service Class	109,063	61,630	81,672	7,157
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$54.74	$21.88	$29.23	$5.36
Service Class	48.52	21.01	27.95	5.33

(a)  Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2014 :: Statements of Assets and Liabilities :: 207

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$9,270,000	$981,000	$33,617,009	$25,041,000	$99,996,000	$28,180,000
—	—	18,406,470	—	—	—
9,270,000	981,000	15,416,000	25,041,000	99,996,000	28,180,000
9,270,000	981,000	33,822,470	25,041,000	99,996,000	28,180,000
991	683	780	11	323	205
—	—	—	—	—	—
—	—	—	—	—	456,411
9	1	101,739	25	100	28
—	—	—	—	—	—
150,491	23,743	11,554,478	24,112	7,642,141	795,689
—	—	—	—	—	437,741
—	—	—	—	—	701,302
203,004	20,849	207,887	—	—	—
12,059	17,990	17,667	11,281	29,897	11,683
9,636,554	1,044,266	45,705,021	25,076,429	107,668,461	30,583,059

—	—	4,040,937	—	—	—
1,351,811	145,701	3,783,777	32,148	12,465,592	3,037
—	—	—	161,944	2,853,272	—
476	5,611	11,058	16,162	56,437	16,089
95	1,122	3,317	3,233	11,287	3,218
202	83	827	806	2,812	884
2,043	18	6,022	1,012	5,213	8,020
1	— (a)	3	3	10	3
1,326	580	3,833	1,431	7,243	3,496
395	162	1,620	1,579	5,511	1,733
52	23	184	193	625	158
25	10	104	102	355	112
5,202	2,800	19,719	19,348	64,624	23,359
1,361,628	156,110	7,871,401	237,961	15,472,981	60,109
$8,274,926	$888,156	$37,833,620	$24,838,468	$92,195,480	$30,522,950

$31,777,544	$61,930,498	$45,890,301	$48,353,107	$274,905,932	$36,748,109
(324,108)	(143,776)	30,726	(1,027,670)	(3,042,306)	(1,567,776)
(23,381,514)	(60,919,415)	(8,500,755)	(22,325,025)	(176,814,874)	(5,113,794)
203,004	20,849	413,348	(161,944)	(2,853,272)	456,411
$8,274,926	$888,156	$37,833,620	$24,838,468	$92,195,480	$30,522,950

$2,743,808	$869,903	$21,575,477	$24,052,982	$87,657,502	$20,767,884
5,531,118	18,253	16,258,143	785,486	4,537,978	9,755,066

370,456	39,211	461,560	1,407,901	12,515,962	832,779
720,109	876	363,321	46,868	695,763	417,911

$7.41	$22.19	$46.74	$17.08	$7.00	$24.94
7.68	20.84	44.75	16.76	6.52	23.34

See accompanying notes to the financial statements.

208 :: Statements of Assets and Liabilities :: July 31, 2014

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$3,983,000
Repurchase agreements, at value	3,983,000
Total Investment Securities, at value	3,983,000
Cash	948
Segregated cash balances with custodian	1,899
Interest receivable	4
Unrealized appreciation on forward currency contracts	5,875
Receivable for capital shares issued	1,725,020
Prepaid expenses	10,702
TOTAL ASSETS	5,727,448
LIABILITIES:
Payable for capital shares redeemed	1,006
Unrealized depreciation on forward currency contracts	90,827
Advisory fees payable	2,874
Management services fees payable	575
Administration fees payable	171
Distribution and services fees payable—Service Class	1,242
Transfer agency fees payable	659
Fund accounting fees payable	336
Trustee fees payable	1
Compliance services fees payable	34
Service fees payable	22
Other accrued expenses	5,434
TOTAL LIABILITIES	103,181
NET ASSETS	$5,624,267
NET ASSETS CONSIST OF:
Capital	$7,367,043
Accumulated net investment income (loss)	(221,184)
Accumulated net realized gains (losses) on investments	(1,436,640)
Net unrealized appreciation (depreciation) on investments	(84,952)
NET ASSETS	$5,624,267
NET ASSETS:
Investor Class	$3,940,410
Service Class	1,683,857
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	181,274
Service Class	79,644
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$21.74
Service Class	21.14

See accompanying notes to the financial statements.

Statements of Operations

210 :: Statements of Operations :: For the Periods Indicated

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014
INVESTMENT INCOME:
Dividends	$1,098,731	$1,023,208	$436,314	$526,614
Interest	9,753	9,859	5,045	6,088
Foreign tax withholding	(97)	—	(106)	—
TOTAL INVESTMENT INCOME	1,108,387	1,033,067	441,253	532,702
EXPENSES:
Advisory fees	822,946	947,935	435,848	446,859
Management services fees	164,590	189,588	87,170	95,756
Administration fees	42,976	50,108	22,792	25,418
Distribution and services fees—Service Class	96,041	32,095	30,798	107,537
Transfer agency fees	109,851	70,047	51,824	81,389
Administrative services fees	334,954	246,981	124,050	176,100
Registration and filing fees	61,819	79,158	64,879	79,934
Custody fees	17,546	14,413	16,051	10,984
Fund accounting fees	85,919	98,860	53,553	49,344
Trustee fees	2,509	2,640	942	1,439
Compliance services fees	1,394	1,759	745	737
Service fees	3,786	4,098	2,458	2,208
Other fees	87,590	101,827	68,660	82,913
Recoupment of prior expenses reduced by the Advisor	—	2,627	85,748	—
Total Gross Expenses before reductions	1,831,921	1,842,136	1,045,518	1,160,618
Expenses reduced and reimbursed by the Advisor	—	—	(13,495)	—
TOTAL NET EXPENSES	1,831,921	1,842,136	1,032,023	1,160,618
NET INVESTMENT INCOME (LOSS)	(723,534)	(809,069)	(590,770)	(627,916)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,564,269	2,395,018	(2,784,468)	2,520,898
Net realized gains (losses) on futures contracts	1,886,232	1,501,446	(366,096)	2,126,437
Net realized gains (losses) on swap agreements	6,369,539	2,932,375	(2,380,234)	6,696,008
Change in net unrealized appreciation/depreciation on investments	3,958,738	(481,024)	(1,244,338)	2,965,340
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,778,778	6,347,815	(6,775,136)	14,308,683
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,055,244	$5,538,746	$(7,365,906)	$13,680,767

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 211

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014

$632,075	$317,484	$334,991	$173,590	$1,193,873	$190,076
4	6	6	4	21	4
(55)	(33)	—	—	—	(4)
632,024	317,457	334,997	173,594	1,193,894	190,076

193,828	132,068	150,498	135,806	589,486	163,148
38,766	26,414	30,100	27,161	117,898	32,630
10,238	6,819	7,809	7,180	31,436	8,627
47,238	52,636	43,695	56,435	39,228	46,897
39,920	27,222	29,540	27,965	47,995	27,090
61,054	36,289	50,750	46,744	122,041	63,647
49,031	49,579	50,492	45,276	114,546	49,352
44,688	35,303	36,415	31,806	62,650	52,561
22,093	15,474	17,129	15,516	63,497	19,226
578	360	479	473	1,993	511
339	115	230	246	1,112	319
930	560	741	627	1,829	584
25,861	19,869	16,864	17,367	69,631	19,779
—	—	—	—	150,549	—
534,564	402,708	434,742	412,602	1,413,891	484,371
(4,594)	(13,793)	(33,866)	(33,853)	(13,772)	(50,342)
529,970	388,915	400,876	378,749	1,400,119	434,029
102,054	(71,458)	(65,879)	(205,155)	(206,225)	(243,953)

4,004,805	1,679,042	514,475	2,901,275	10,997,013	3,813,141
—	—	—	—	—	—
—	—	—	—	—	—

(2,116,031)	172,882	(2,614)	(1,657,097)	(4,199,858)	(2,071,493)

1,888,774	1,851,924	511,861	1,244,178	6,797,155	1,741,648

$1,990,828	$1,780,466	$445,982	$1,039,023	$6,590,930	$1,497,695

See accompanying notes to the financial statements.

212 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014
INVESTMENT INCOME:
Dividends	$1,476,256	$1,003,575	$572,612	$472,779
Interest	5	4,892	3,831	4,047
Foreign tax withholding	(84,985)	(83)	—	(148)
TOTAL INVESTMENT INCOME	1,391,276	1,008,384	576,443	476,678
EXPENSES:
Advisory fees	183,382	582,693	489,418	428,849
Management services fees	36,677	116,539	97,884	85,770
Administration fees	9,636	30,841	25,779	22,450
Distribution and services fees—Service Class	29,039	94,712	16,900	28,297
Transfer agency fees	21,601	116,333	60,451	74,764
Administrative services fees	77,811	169,974	209,094	151,446
Registration and filing fees	34,788	39,674	42,837	48,714
Custody fees	12,609	35,246	12,903	19,866
Fund accounting fees	18,657	62,751	52,268	52,907
Trustee fees	545	1,777	1,522	1,350
Compliance services fees	261	772	642	641
Service fees	876	2,672	2,296	1,929
Other fees	16,867	64,632	51,829	66,210
Recoupment of prior expenses reduced by the Advisor	25,000	—	—	8,050
Total Gross Expenses before reductions	467,749	1,318,616	1,063,823	991,243
Expenses reduced and reimbursed by the Advisor	(10,460)	—	—	—
TOTAL NET EXPENSES	457,289	1,318,616	1,063,823	991,243
NET INVESTMENT INCOME (LOSS)	933,987	(310,232)	(487,380)	(514,565)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(553,921)	2,201,632	2,318,334	2,322,824
Net realized gains (losses) on futures contracts	—	1,354,520	2,519,869	1,291,046
Net realized gains (losses) on swap agreements	—	15,453,747	7,874,104	6,789,701
Change in net unrealized appreciation/depreciation on investments	2,007,800	1,001,354	(1,271,005)	(1,505,679)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,453,879	20,011,253	11,441,302	8,897,892
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,387,866	$19,701,021	$10,953,922	$8,383,327

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 213

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014

$333,904	$2,070,923	$—	$547,025	$429,870	$245,120
1,456	11,868	8,118	1,087	638	887
—	—	—	(66,771)	(41,676)	(25,183)
335,360	2,082,791	8,118	481,341	388,832	220,824

166,855	1,412,316	334,995	177,553	106,761	139,701
33,371	282,465	66,999	35,511	21,352	27,940
8,806	74,335	17,405	9,385	5,735	7,392
19,849	129,350	6,676	10,284	5,967	11,820
29,255	261,248	33,693	29,797	16,428	32,011
59,920	471,084	109,117	64,052	33,075	39,876
56,447	71,391	34,585	33,258	31,940	32,308
8,221	16,807	8,239	22,316	21,099	15,914
17,047	142,865	33,323	18,362	11,241	14,492
511	4,197	640	530	313	438
195	2,122	477	212	90	162
760	6,799	1,785	834	510	601
23,799	215,604	38,694	31,737	18,089	23,126
—	—	—	—	—	—
425,036	3,090,583	686,628	433,831	272,600	345,781
(9,170)	—	—	—	—	(781)
415,866	3,090,583	686,628	433,831	272,600	345,000
(80,506)	(1,007,792)	(678,510)	47,510	116,232	(124,176)

367,359	869,352	—	(1,201,097)	(1,359,651)	416,842
355,877	6,067,661	—	—	—	—
1,795,250	51,246,422	1,116,662	5,692,600	777,399	5,297,463

(150,218)	18,266,977	(2,931,534)	2,383,535	446,275	1,130,442

2,368,268	76,450,412	(1,814,872)	6,875,038	(135,977)	6,844,747

$2,287,762	$75,442,620	$(2,493,382)	$6,922,548	$(19,745)	$6,720,571

See accompanying notes to the financial statements.

214 :: Statements of Operations :: For the Periods Indicated

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014
INVESTMENT INCOME:
Interest	$8,183	$6,400	$1,466	$2,041
TOTAL INVESTMENT INCOME	8,183	6,400	1,466	2,041
EXPENSES:
Advisory fees	457,778	271,844	62,957	77,509
Management services fees	76,297	54,369	12,592	15,502
Administration fees	20,105	14,505	3,496	4,115
Distribution and services fees—Service Class	12,594	99,274	15,730	6,808
Transfer agency fees	52,971	48,606	10,501	9,013
Administrative services fees	155,331	92,921	25,150	29,917
Registration and filing fees	43,522	73,724	35,501	46,252
Custody fees	6,877	8,385	9,748	7,571
Fund accounting fees	38,366	27,690	6,652	7,910
Trustee fees	1,219	1,047	197	238
Compliance services fees	435	452	83	129
Service fees	1,670	1,201	304	372
Other fees	35,849	29,748	9,360	13,134
Recoupment of prior expenses reduced by the Advisor	5,605	—	—	—
Total Gross Expenses before reductions	908,619	723,766	192,271	218,470
Expenses reduced and reimbursed by the Advisor	—	—	(27,122)	(27,706)
TOTAL NET EXPENSES	908,619	723,766	165,149	190,764
NET INVESTMENT INCOME (LOSS)	(900,436)	(717,366)	(163,683)	(188,723)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	3,717,142	(1,117,318)	(202,363)	(501,184)
Net realized gains (losses) on swap agreements	257,228	(7,246,718)	(1,318,009)	(2,441,184)
Change in net unrealized appreciation/depreciation on investments	1,274,373	675,472	285,820	170,653
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,248,743	(7,688,564)	(1,234,552)	(2,771,715)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,348,307	$(8,405,930)	$(1,398,235)	$(2,960,438)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 215

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014

$4,607	$495	$3,854	$1,310	$2,282	$735
4,607	495	3,854	1,310	2,282	735

189,935	21,164	154,872	57,896	94,268	31,276
37,987	4,233	30,975	11,579	18,854	6,256
10,060	1,113	8,257	3,091	5,066	1,698
31,800	1,674	19,524	19,945	4,825	4,253
32,737	4,918	26,429	13,495	22,140	5,775
64,113	6,004	53,736	17,176	28,562	11,064
37,465	27,453	71,717	65,787	42,153	35,617
7,978	7,276	9,857	7,422	9,636	6,773
19,195	2,126	15,731	5,870	9,665	3,241
624	68	528	187	316	113
368	44	281	60	181	54
894	96	711	232	459	133
21,419	3,333	24,191	9,413	15,667	6,672
—	—	—	—	—	—
454,575	79,502	416,809	212,153	251,792	112,925
—	(27,597)	(29,721)	(54,800)	(23,236)	(31,263)
454,575	51,905	387,088	157,353	228,556	81,662
(449,968)	(51,410)	(383,234)	(156,043)	(226,274)	(80,927)

(462,844)	(121,872)	(523,958)	(275,148)	(598,841)	—
(9,495,580)	(738,462)	(7,439,837)	(3,248,939)	(6,701,837)	(2,404,814)

1,115,679	172,848	856,239	182,862	476,032	266,733

(8,842,745)	(687,486)	(7,107,556)	(3,341,225)	(6,824,646)	(2,138,081)

$(9,292,713)	$(738,896)	$(7,490,790)	$(3,497,268)	$(7,050,920)	$(2,219,008)

See accompanying notes to the financial statements.

216 :: Statements of Operations :: For the Periods Indicated

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	1,990	709	401	651
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	1,990	709	401	651
EXPENSES:
Advisory fees	86,494	31,481	17,035	36,177
Management services fees	17,299	6,296	3,407	6,029
Administration fees	4,565	1,680	926	1,616
Distribution and services fees—Service Class	21,870	2,849	1,233	2,831
Transfer agency fees	15,497	5,456	2,884	8,094
Administrative services fees	29,994	11,679	5,389	6,808
Registration and filing fees	29,682	28,633	26,897	28,689
Custody fees	7,079	6,672	6,763	5,280
Fund accounting fees	8,698	3,198	1,763	3,096
Trustee fees	307	119	54	105
Compliance services fees	92	60	24	57
Service fees	401	143	78	140
Other fees	14,073	5,901	4,025	3,831
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	236,051	104,167	70,478	102,753
Expenses reduced and reimbursed by the Advisor	(8,900)	(26,604)	(28,814)	(28,373)
TOTAL NET EXPENSES	227,151	77,563	41,664	74,380
NET INVESTMENT INCOME (LOSS)	(225,161)	(76,854)	(41,263)	(73,729)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(583,911)
Net realized gains (losses) on swap agreements	(6,947,697)	(2,065,728)	(1,767,015)	(450,464)
Change in net unrealized appreciation/depreciation on investments	210,579	148,128	209,710	(509,198)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,737,118)	(1,917,600)	(1,557,305)	(1,543,573)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,962,279)	$(1,994,454)	$(1,598,568)	$(1,617,302)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 217

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014

$257,405	$365,496	$2,195,934	$150,017	$335,894	$175,542
1,026	1,808	30,024	495	2,405	748
—	—	—	—	(283)	—
258,431	367,304	2,225,958	150,512	338,016	176,290

147,999	207,468	3,462,769	70,795	277,386	102,871
29,600	41,494	692,557	14,159	55,477	20,574
7,859	10,821	181,598	3,688	14,569	5,477
12,756	29,182	194,776	15,821	33,521	19,070
24,850	23,101	309,208	10,504	31,375	15,970
55,372	93,999	1,719,511	28,093	128,305	37,437
34,582	43,135	66,194	33,024	49,931	38,725
8,916	9,582	24,263	8,661	10,136	9,727
15,426	21,107	347,329	7,947	29,255	12,416
527	537	11,019	176	867	378
289	345	5,815	126	472	186
651	1,019	16,553	345	1,196	468
18,400	26,427	417,631	8,619	35,877	11,602
—	2,274	—	—	6,019	—
357,227	510,491	7,449,223	201,958	674,386	274,901
—	—	—	(18,116)	—	(11,684)
357,227	510,491	7,449,223	183,842	674,386	263,217
(98,796)	(143,187)	(5,223,265)	(33,330)	(336,370)	(86,927)

1,383,862	176,315	(6,465,712)	427,689	(110,091)	286,065
—	—	—	—	—	—
(689,024)	4,087,701	95,259,301	883,585	3,466,383	(1,187)

(624,762)	1,541,994	50,794,516	(146,669)	1,748,395	187,454

70,076	5,806,010	139,588,105	1,164,605	5,104,687	472,332

$(28,720)	$5,662,823	$134,364,840	$1,131,275	$4,768,317	$385,405

See accompanying notes to the financial statements.

218 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014
INVESTMENT INCOME:
Dividends	$379,431	$294,534	$109,846	$8,322
Interest	1,939	1,531	4,584	521
Foreign tax withholding	—	(22)	—	—
TOTAL INVESTMENT INCOME	381,370	296,043	114,430	8,843
EXPENSES:
Advisory fees	263,370	174,869	606,935	63,571
Management services fees	52,674	34,974	121,388	12,714
Administration fees	13,953	9,122	31,814	3,325
Distribution and services fees—Service Class	45,801	21,688	55,769	6,560
Transfer agency fees	37,475	18,128	71,473	7,696
Administrative services fees	112,603	82,693	262,454	27,762
Registration and filing fees	49,605	35,528	35,953	30,133
Custody fees	11,149	10,850	10,469	7,021
Fund accounting fees	27,535	19,089	61,037	6,398
Trustee fees	796	490	1,978	195
Compliance services fees	394	370	1,118	140
Service fees	1,326	692	2,949	275
Other fees	34,846	23,560	75,424	9,915
Recoupment of prior expenses reduced by the Advisor	6,166	24,000	—	—
Total Gross Expenses before reductions	657,693	456,053	1,338,761	175,705
Expenses reduced and reimbursed by the Advisor	—	(29,006)	—	(18,271)
TOTAL NET EXPENSES	657,693	427,047	1,338,761	157,434
NET INVESTMENT INCOME (LOSS)	(276,323)	(131,004)	(1,224,331)	(148,591)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(84,546)	1,223,812	(2,134,981)	585,027
Net realized gains (losses) on swap agreements	4,280,595	3,580,458	9,054,822	494,580
Change in net unrealized appreciation/depreciation on investments	1,778,123	423,725	5,079,109	717,992
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,974,172	5,227,995	11,998,950	1,797,599
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,697,849	$5,096,991	$10,774,619	$1,649,008

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 219

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014

$751,070	$247,123	$331,401	$437,202	$554,513	$237,508
2,602	1,386	1,148	1,864	1,480	1,375
(198)	(266)	—	(21,852)	—	—
753,474	248,243	332,549	417,214	555,993	238,883

366,583	156,171	143,513	222,898	182,496	174,179
73,317	31,234	28,703	44,580	36,499	34,836
19,580	8,121	7,529	11,713	9,522	9,058
44,485	17,851	62,580	24,683	21,967	21,847
46,511	19,707	30,237	44,346	21,472	20,035
159,415	66,438	43,181	73,763	80,979	81,293
35,255	32,488	32,957	59,284	45,202	30,252
10,935	7,739	7,612	7,834	9,139	8,588
38,144	15,864	14,579	22,535	18,951	17,732
974	372	402	724	532	287
471	204	173	187	365	327
1,871	814	729	971	868	1,083
48,010	20,791	19,748	30,491	25,622	22,208

—	5,174	3,563	—	1,479	11,000
845,551	382,968	395,506	544,009	455,093	432,725
—	(3,610)	—	—	—	(8,663)
845,551	379,358	395,506	544,009	455,093	424,062
(92,077)	(131,115)	(62,957)	(126,795)	100,900	(185,179)

4,562,238	1,502,111	296,097	(6,984,453)	(91,883)	449,622
9,004,933	5,015,535	2,108,556	750,784	704,994	7,083,830

(318,761)	(832,305)	199,396	8,473,601	1,658,706	1,386,727

13,248,410	5,685,341	2,604,049	2,239,932	2,271,817	8,920,179

$13,156,333	$5,554,226	$2,541,092	$2,113,137	$2,372,717	$8,735,000

See accompanying notes to the financial statements.

220 :: Statements of Operations :: For the Periods Indicated

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014
INVESTMENT INCOME:
Dividends	$166,702	$133,669	$521,568	$—
Interest	1,191	395	1,074	720
TOTAL INVESTMENT INCOME	167,893	134,064	522,642	720
EXPENSES:
Advisory fees	158,234	45,423	148,803	29,243
Management services fees	31,647	9,084	29,761	5,848
Administration fees	8,212	2,377	7,856	1,542
Distribution and services fees—Service Class	54,723	17,339	30,874	3,756
Transfer agency fees	29,759	9,207	22,979	7,675
Administrative services fees	54,937	16,437	58,404	7,893
Registration and filing fees	39,850	42,746	34,194	33,060
Custody fees	12,188	7,443	9,608	6,822
Fund accounting fees	16,777	4,667	15,531	2,944
Trustee fees	421	118	432	84
Compliance services fees	345	60	191	42
Service fees	828	213	830	139
Other fees	21,069	7,934	19,514	5,914
Recoupment of prior expenses reduced by the Advisor	4,800	—	3,796	—
Total Gross Expenses before reductions	433,790	163,048	382,773	104,962
Expenses reduced and reimbursed by the Advisor	(4,490)	(37,906)	(7,004)	(31,803)
TOTAL NET EXPENSES	429,300	125,142	375,769	73,159
NET INVESTMENT INCOME (LOSS)	(261,407)	8,922	146,873	(72,439)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	142,799	(302,731)	(66,950)	—
Net realized gains (losses) on swap agreements	3,810,277	(187,001)	958,928	(862,179)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	1,514,507	141,481	(85,884)	94,905
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,467,583	(348,251)	806,094	(767,274)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,206,176	$(339,329)	$952,967	$(839,713)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 221

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014	Year Ended July 31, 2014

$—	$—	$—	$—	$—	$—
1,875	1,000	576,066	6,485	20,784	5,973
1,875	1,000	576,066	6,485	20,784	5,973

78,203	42,050	170,034	281,501	857,845	278,049
15,641	8,410	51,011	56,300	171,570	55,610
4,168	2,244	13,762	14,829	45,573	15,520
40,508	591	87,399	26,755	106,624	98,300
20,913	8,538	55,194	25,428	108,126	45,412
18,614	15,605	71,946	132,330	347,913	100,567
31,912	31,654	48,184	45,494	74,806	47,407
6,878	6,869	8,645	5,278	9,900	9,015
7,932	4,273	26,267	28,341	87,030	29,478
257	123	996	989	2,884	964
153	61	314	247	817	413
321	154	1,104	1,213	3,723	1,106
9,848	8,030	29,019	28,829	88,765	83,498

—	—	—	—	—	—
235,348	128,602	563,875	647,534	1,905,576	765,339
(9,238)	(28,211)	—	—	—	(2,972)
226,110	100,391	563,875	647,534	1,905,576	762,367
(224,235)	(99,391)	12,191	(641,049)	(1,884,792)	(756,394)

—	—	(696,622)	—	—	—
(4,694,830)	(767,827)	244,935	(1,688,484)	(12,260,465)	—

—	—	—	—	—	(4,760,215)

(241,764)	(165,097)	(532)	342,225	(2,331,700)	3,339,832

(4,936,594)	(932,924)	(452,219)	(1,346,259)	(14,592,165)	(1,420,383)

$(5,160,829)	$(1,032,315)	$(440,028)	$(1,987,308)	$(16,476,957)	$(2,176,777)

See accompanying notes to the financial statements.

222 :: Statements of Operations :: For the Periods Indicated

Falling U.S. Dollar ProFund
Year Ended July 31, 2014
INVESTMENT INCOME:
Interest	$1,145
TOTAL INVESTMENT INCOME	1,145
EXPENSES:
Advisory fees	46,692
Management services fees	9,338
Administration fees	2,663
Distribution and services fees—Service Class	14,969
Transfer agency fees	8,331
Administrative services fees	18,334
Registration and filing fees	38,271
Custody fees	7,495
Fund accounting fees	5,071
Trustee fees	160
Compliance services fees	82
Service fees	209
Other fees	16,216
Total Gross Expenses before reductions	167,831
Expenses reduced and reimbursed by the Advisor	(42,047)
TOTAL NET EXPENSES	125,784
NET INVESTMENT INCOME (LOSS)	(124,639)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	377,988
Change in net unrealized appreciation/depreciation on investments	(332,669)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	45,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(79,320)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(723,534)	$(593,010)	$(809,069)	$(311,301)
Net realized gains (losses) on investments	9,820,040	9,602,664	6,828,839	5,306,532
Change in net unrealized appreciation/depreciation on investments	3,958,738	7,330,776	(481,024)	2,591,625
Change in net assets resulting from operations	13,055,244	16,340,430	5,538,746	7,586,856
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(2,347,689)	—
Service Class	—	—	(39,095)	—
Change in net assets resulting from distributions	—	—	(2,386,784)	—
Change in net assets resulting from capital transactions	12,565,209	(19,386,555)	(879,958)	(6,224,319)
Change in net assets	25,620,453	(3,046,125)	2,272,004	1,362,537
NET ASSETS:
Beginning of period	90,308,184	93,354,309	27,795,359	26,432,822
End of period	$115,928,637	$90,308,184	$30,067,363	$27,795,359
Accumulated net investment income (loss)	$(398,382)	$(412,180)	$(565,395)	$(542,942)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,001,095,205	$444,384,197	$415,134,542	$245,097,843
Dividends reinvested	—	—	837,282	—
Value of shares redeemed	(991,921,581)	(449,288,787)	(420,752,577)	(250,960,688)
Service Class
Proceeds from shares issued	96,908,508	96,994,178	13,738,569	10,219,744
Dividends reinvested	—	—	37,048	—
Value of shares redeemed	(93,516,923)	(111,476,143)	(9,874,822)	(10,581,218)
Change in net assets resulting from capital transactions	$12,565,209	$(19,386,555)	$(879,958)	$(6,224,319)
SHARE TRANSACTIONS:
Investor Class
Issued	12,217,884	6,437,419	6,189,636	4,496,981
Reinvested	—	—	12,915	—
Redeemed	(12,117,715)	(6,548,743)	(6,262,087)	(4,599,495)
Service Class
Issued	1,323,196	1,651,856	226,295	214,650
Reinvested	—	—	640	—
Redeemed	(1,274,865)	(1,880,928)	(164,732)	(217,563)
Change in shares	148,500	(340,396)	2,667	(105,427)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(590,770)	$(202,520)	$(627,916)	$(540,036)	$102,054	$363,061
(5,530,798)	1,253,050	11,343,343	9,302,953	4,004,805	7,786,476

(1,244,338)	1,807,842	2,965,340	(1,437,258)	(2,116,031)	2,170,895
(7,365,906)	2,858,372	13,680,767	7,325,659	1,990,828	10,320,432

—	—	—	—	(205,881)	(356,307)
—	—	—	—	(18,354)	—

—	—	(1,444,034)	(800,990)	(999,482)	(129,997)
—	—	(519,185)	(95,627)	(134,008)	(13,748)
—	—	(1,963,219)	(896,617)	(1,357,725)	(500,052)
(10,943,767)	11,871,584	8,475,560	(10,274,608)	3,917,217	(24,398,523)
(18,309,673)	14,729,956	20,193,108	(3,845,566)	4,550,320	(14,578,143)

34,637,955	19,907,999	37,063,047	40,908,613	28,180,121	42,758,264
$16,328,282	$34,637,955	$57,256,155	$37,063,047	$32,730,441	$28,180,121
$(858,166)	$(444,339)	$(456,114)	$(373,762)	$76,479	$200,211

$513,223,631	$345,513,135	$1,333,648,633	$1,252,907,925	$112,527,567	$186,046,640
—	—	1,387,406	780,291	1,203,775	485,723
(524,606,019)	(334,211,495)	(1,327,485,477)	(1,262,919,911)	(109,247,734)	(210,088,424)

78,690,637	99,609,679	252,939,803	140,133,530	74,875,182	33,214,717
—	—	239,156	89,810	149,170	12,319
(78,252,016)	(99,039,735)	(252,253,961)	(141,266,253)	(75,590,743)	(34,069,498)
$(10,943,767)	$11,871,584	$8,475,560	$(10,274,608)	$3,917,217	$(24,398,523)

8,068,998	6,805,580	12,162,124	13,822,573	2,170,367	4,288,243
—	—	12,780	9,130	24,230	11,821
(8,405,247)	(6,678,564)	(12,086,071)	(13,916,762)	(2,125,641)	(4,788,746)

1,420,908	2,215,059	2,643,751	1,747,621	1,551,016	792,405
—	—	2,537	1,193	3,240	317
(1,415,131)	(2,200,170)	(2,632,901)	(1,762,547)	(1,567,619)	(825,201)
(330,472)	141,905	102,220	(98,792)	55,593	(521,161)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,458)	$39,592	$(65,879)	$34,353
Net realized gains (losses) on investments	1,679,042	8,599,594	514,475	1,823,112
Change in net unrealized appreciation/depreciation on investments	172,882	(3,136,596)	(2,614)	1,992,583
Change in net assets resulting from operations	1,780,466	5,502,590	445,982	3,850,048
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(78,726)	—	(30,565)
Net realized gains on investments
Investor Class	(498,182)	—	—	—
Service Class	(210,129)	—	—	—
Change in net assets resulting from distributions	(708,311)	(78,726)	—	(30,565)
Change in net assets resulting from capital transactions	(4,357,364)	(33,107,431)	(3,897,521)	17,624,887
Change in net assets	(3,285,209)	(27,683,567)	(3,451,539)	21,444,370
NET ASSETS:
Beginning of period	20,488,479	48,172,046	26,009,949	4,565,579
End of period	$17,203,270	$20,488,479	$22,558,410	$26,009,949
Accumulated net investment income (loss)	$(92,008)	$(15,301)	$(165,160)	$(97,347)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$109,022,467	$146,842,815	$98,813,718	$122,060,798
Dividends reinvested	494,765	78,643	—	30,538
Value of shares redeemed	(113,150,902)	(179,143,076)	(102,883,222)	(107,660,645)
Service Class
Proceeds from shares issued	50,680,335	27,358,005	58,841,529	42,176,609
Dividends reinvested	203,338	—	—	—
Value of shares redeemed	(51,607,367)	(28,243,818)	(58,669,546)	(38,982,413)
Change in net assets resulting from capital transactions	$(4,357,364)	$(33,107,431)	$(3,897,521)	$17,624,887
SHARE TRANSACTIONS:
Investor Class
Issued	1,937,685	3,079,034	1,523,751	2,349,543
Reinvested	9,097	1,764	—	639
Redeemed	(2,034,832)	(3,748,092)	(1,618,803)	(2,070,529)
Service Class
Issued	987,969	623,755	1,031,843	907,125
Reinvested	4,171	—	—	—
Redeemed	(1,002,245)	(642,621)	(1,036,774)	(842,750)
Change in shares	(98,155)	(686,160)	(99,983)	344,028

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(205,155)	$(121,191)	$(206,225)	$(32,388)	$(243,953)	$(161,773)
2,901,275	3,040,774	10,997,013	1,745,363	3,813,141	2,330,512

(1,657,097)	1,239,858	(4,199,858)	3,959,427	(2,071,493)	1,933,189
1,039,023	4,159,441	6,590,930	5,672,402	1,497,695	4,101,928

—	—	—	(5,199)	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(5,199)	—	—
(6,840,618)	(4,287,067)	(42,182,537)	7,190,649	(16,901,649)	11,690,904
(5,801,595)	(127,626)	(35,591,607)	12,857,852	(15,403,954)	15,792,832

15,582,358	15,709,984	43,101,269	30,243,417	24,653,710	8,860,878
$9,780,763	$15,582,358	$7,509,662	$43,101,269	$9,249,756	$24,653,710
$(309,681)	$(247,531)	$(350,121)	$(137,023)	$(399,304)	$(237,934)

$153,893,315	$84,523,498	$248,045,190	$177,097,836	$124,373,561	$78,647,567
—	—	—	5,070	—	—
(159,615,682)	(89,700,761)	(283,689,224)	(175,160,913)	(138,499,826)	(67,187,383)

49,510,523	33,568,322	61,926,207	45,503,407	66,935,466	30,324,300
—	—	—	—	—	—
(50,628,774)	(32,678,126)	(68,464,710)	(40,254,751)	(69,710,850)	(30,093,580)
$(6,840,618)	$(4,287,067)	$(42,182,537)	$7,190,649	$(16,901,649)	$11,690,904

2,450,391	1,688,124	3,986,570	3,432,345	1,891,650	1,472,489
—	—	—	106	—	—
(2,543,397)	(1,781,520)	(4,477,989)	(3,480,212)	(2,112,227)	(1,262,637)

899,937	741,776	1,065,808	962,360	1,143,506	629,589
—	—	—	—	—	—
(922,927)	(724,420)	(1,191,132)	(864,680)	(1,194,165)	(620,847)
(115,996)	(76,040)	(616,743)	49,919	(271,236)	218,594

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$933,987	$158,623	$(310,232)	$(214,002)
Net realized gains (losses) on investments	(553,921)	1,094,763	19,009,899	22,296,635
Change in net unrealized appreciation/depreciation on investments	2,007,800	689,748	1,001,354	5,292,436
Change in net assets resulting from operations	2,387,866	1,943,134	19,701,021	27,375,069
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(106,478)	—	—	—
Service Class	(2,837)	—	—	—
Change in net assets resulting from distributions	(109,315)	—	—	—
Change in net assets resulting from capital transactions	15,296,712	1,106,922	(2,887,437)	(15,368,072)
Change in net assets	17,575,263	3,050,056	16,813,584	12,006,997
NET ASSETS:
Beginning of period	9,229,504	6,179,448	92,340,489	80,333,492
End of period	$26,804,767	$9,229,504	$109,154,073	$92,340,489
Accumulated net investment income (loss)	$1,038,441	$213,769	$(206,911)	$(213,581)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$157,087,634	$131,135,403	$1,544,212,302	$1,603,842,624
Dividends reinvested	106,242	—	—	—
Value of shares redeemed	(142,421,010)	(130,283,987)	(1,553,367,914)	(1,633,609,756)
Service Class
Proceeds from shares issued	21,141,479	5,978,172	201,130,510	60,780,424
Dividends reinvested	2,313	—	—	—
Value of shares redeemed	(20,619,946)	(5,722,666)	(194,862,335)	(46,381,364)
Change in net assets resulting from capital transactions	$15,296,712	$1,106,922	$(2,887,437)	$(15,368,072)
SHARE TRANSACTIONS:
Investor Class
Issued	10,221,986	9,911,205	19,715,414	29,716,312
Reinvested	7,699	—	—	—
Redeemed	(9,245,033)	(9,797,029)	(19,864,681)	(30,333,225)
Service Class
Issued	1,304,687	432,110	2,982,368	1,172,797
Reinvested	162	—	—	—
Redeemed	(1,294,035)	(417,656)	(2,964,225)	(935,514)
Change in shares	995,466	128,630	(131,124)	(379,630)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(487,380)	$(336,504)	$(514,565)	$(257,155)	$(80,506)	$(61,417)
12,712,307	16,527,174	10,403,571	17,256,980	2,518,486	5,088,359

(1,271,005)	6,378,452	(1,505,679)	6,131,295	(150,218)	2,022,312
10,953,922	22,569,122	8,383,327	23,131,120	2,287,762	7,049,254

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(6,074,793)	9,339,935	(4,669,492)	(1,271,121)	(6,724,896)	(652,789)
4,879,129	31,909,057	3,713,835	21,859,999	(4,437,134)	6,396,465

59,589,342	27,680,285	49,334,486	27,474,487	22,061,111	15,664,646
$64,468,471	$59,589,342	$53,048,321	$49,334,486	$17,623,977	$22,061,111
$(817,201)	$(599,566)	$(970,138)	$(762,561)	$(147,177)	$(193,824)

$392,310,549	$357,604,014	$877,781,858	$686,381,971	$328,039,577	$386,779,394
—	—	—	—	—	—
(397,416,115)	(347,589,190)	(882,795,118)	(689,051,210)	(334,539,126)	(385,767,758)

7,563,015	24,980,307	47,179,123	29,056,893	7,730,447	17,700,724
—	—	—	—	—	—
(8,532,242)	(25,655,196)	(46,835,355)	(27,658,775)	(7,955,794)	(19,365,149)
$(6,074,793)	$9,339,935	$(4,669,492)	$(1,271,121)	$(6,724,896)	$(652,789)

5,059,723	6,899,328	24,994,753	31,000,832	6,058,630	10,222,290
—	—	—	—	—	—
(5,147,805)	(6,706,047)	(25,085,547)	(31,023,628)	(6,191,781)	(10,204,174)

110,254	539,719	1,535,549	1,378,408	160,532	470,780
—	—	—	—	—	—
(125,672)	(545,241)	(1,520,444)	(1,312,233)	(163,544)	(501,110)
(103,500)	187,759	(75,689)	43,379	(136,163)	(12,214)

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,007,792)	$(732,565)	$(678,510)	$(580,397)
Net realized gains (losses) on investments	58,183,435	36,239,866	1,116,662	6,617,901
Change in net unrealized appreciation/depreciation on investments	18,266,977	8,137,896	(2,931,534)	535,455
Change in net assets resulting from operations	75,442,620	43,645,197	(2,493,382)	6,572,959
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	16,849,723	(19,604,448)	14,383,834	(30,738,627)
Change in net assets	92,292,343	24,040,749	11,890,452	(24,165,668)
NET ASSETS:
Beginning of period	152,116,073	128,075,324	6,230,233	30,395,901
End of period	$244,408,416	$152,116,073	$18,120,685	$6,230,233
Accumulated net investment income (loss)	$(548,945)	$(572,256)	$(1,005,747)	$(812,297)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$2,141,447,048	$1,450,786,660	$250,058,952	$154,526,671
Dividends reinvested	—	—	—	—
Value of shares redeemed	(2,129,637,246)	(1,468,660,308)	(235,372,513)	(185,214,101)
Service Class
Proceeds from shares issued	73,241,487	17,563,623	2,204,766	2,131,524
Value of shares redeemed	(68,201,566)	(19,294,423)	(2,507,371)	(2,182,721)
Change in net assets resulting from capital transactions	$16,849,723	$(19,604,448)	$14,383,834	$(30,738,627)
SHARE TRANSACTIONS:
Investor Class
Issued	35,330,776	37,108,711	14,574,622	12,516,292
Reinvested	—	—	—	—
Redeemed	(35,264,241)	(37,500,967)	(13,965,695)	(15,225,418)
Service Class
Issued	1,364,121	517,254	144,221	187,449
Redeemed	(1,334,762)	(570,833)	(159,034)	(186,621)
Change in shares	95,894	(445,835)	594,114	(2,708,298)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$47,510	$15,452	$116,232	$29,193	$(124,176)	$(111,063)
4,491,503	(526,180)	(582,252)	(683,643)	5,714,305	1,801,495

2,383,535	(1,373,841)	446,275	(1,891,882)	1,130,442	743,774
6,922,548	(1,884,569)	(19,745)	(2,546,332)	6,720,571	2,434,206

(22,117)	(21,104)	(14,408)	(101,066)	—	—
(22,117)	(21,104)	(14,408)	(101,066)	—	—
8,003,588	(8,790,573)	1,638,443	(5,007,637)	7,231,477	(4,848,064)
14,904,019	(10,696,246)	1,604,290	(7,655,035)	13,952,048	(2,413,858)

18,357,202	29,053,448	12,601,424	20,256,459	10,864,186	13,278,044
$33,261,221	$18,357,202	$14,205,714	$12,601,424	$24,816,234	$10,864,186
$44,647	$19,254	$118,514	$16,690	$(140,183)	$(114,007)

$135,497,285	$168,574,661	$120,874,196	$58,623,123	$133,836,929	$123,992,070
19,533	19,934	13,856	98,247	—	—
(128,000,167)	(179,257,038)	(119,386,537)	(63,502,224)	(127,597,585)	(129,320,584)

6,967,997	11,209,482	2,324,460	1,636,389	6,966,124	4,850,209
(6,481,060)	(9,337,612)	(2,187,532)	(1,863,172)	(5,973,991)	(4,369,759)
$8,003,588	$(8,790,573)	$1,638,443	$(5,007,637)	$7,231,477	$(4,848,064)

12,736,631	14,844,228	17,925,020	6,939,085	11,882,992	16,744,343
1,834	1,639	2,077	10,385	—	—
(12,020,149)	(15,754,824)	(17,896,089)	(7,310,366)	(11,372,000)	(17,599,580)

618,462	1,043,830	348,202	186,055	627,950	697,589
(645,943)	(859,272)	(331,579)	(210,403)	(555,945)	(663,372)
690,835	(724,399)	47,631	(385,244)	582,997	(821,020)

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(900,436)	$(685,530)	$(717,366)	$(625,293)
Net realized gains (losses) on investments	3,974,370	9,325,055	(8,364,036)	(8,612,576)
Change in net unrealized appreciation/depreciation on investments	1,274,373	(256,327)	675,472	62,197
Change in net assets resulting from operations	4,348,307	8,383,198	(8,405,930)	(9,175,672)
Change in net assets resulting from capital transactions	(20,760,643)	35,200,066	(10,127,505)	14,418,149
Change in net assets	(16,412,336)	43,583,264	(18,533,435)	5,242,477
NET ASSETS:
Beginning of period	55,919,366	12,336,102	44,110,985	38,868,508
End of period	$39,507,030	$55,919,366	$25,577,550	$44,110,985
Accumulated net investment income (loss)	$(558,650)	$(668,660)	$(384,317)	$(380,310)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$253,355,498	$365,109,668 (a)	$287,062,773	$182,336,009
Value of shares redeemed	(273,740,666)	(329,905,362)	(295,319,289)	(170,781,283)
Service Class
Proceeds from shares issued	7,875,198	16,012,602 (a)	25,732,693	33,673,694
Value of shares redeemed	(8,250,673)	(16,016,842)	(27,603,682)	(30,810,271)
Change in net assets resulting from capital transactions	$(20,760,643)	$35,200,066	$(10,127,505)	$14,418,149
SHARE TRANSACTIONS:
Investor Class
Issued	18,191,750	32,958,782	24,878,061	13,059,506
Redeemed	(19,943,685)	(30,714,089)	(25,744,504)	(12,194,034)
Service Class
Issued	608,445	1,460,096	2,264,433	2,395,418
Redeemed	(640,168)	(1,430,628)	(2,462,383)	(2,141,742)
Change in shares	(1,783,658)	2,274,161	(1,064,393)	1,119,148

(a)         Amount includes $985,955 and $35,845 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor.

(b)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(c)          As described in Note 10, share amounts have been adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

Short Small-Cap ProFund				Short NASDAQ-100 ProFund				UltraBear ProFund
Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2014	Year Ended July 31, 2013

$(163,683)		$(227,156)		$(188,723)		$(237,730)		$(449,968)	$(577,649)
(1,520,372)		(4,595,724)		(2,942,368)		(3,388,852)		(9,958,424)	(18,642,400)

285,820		(218,458)		170,653		(35,640)		1,115,679	(101,402)
(1,398,235)		(5,041,338)		(2,960,438)		(3,662,222)		(9,292,713)	(19,321,451)
4,477,172		9,654,797		12,008,973		3,577,482		10,659,817	11,001,058
3,078,937		4,613,459		9,048,535		(84,740)		1,367,104	(8,320,393)

12,682,714		8,069,255		3,961,617		4,046,357		20,782,066	29,102,459
$15,761,651		$12,682,714		$13,010,152		$3,961,617		$22,149,170	$20,782,066
$(308,814)		$(372,297)		$(312,297)		$(331,229)		$(300,068)	$(348,446)

$254,505,798		$329,254,357		$889,615,715		$806,060,463		$231,700,737	$546,439,255
(248,816,792)		(321,614,474)		(878,390,935)		(802,574,967)		(221,682,591)	(537,924,456)

71,537,684		119,721,511		63,392,948		77,743,632		292,432,694	77,717,292
(72,749,518)		(117,706,597)		(62,608,755)		(77,651,646)		(291,791,023)	(75,231,033)
$4,477,172		$9,654,797		$12,008,973		$3,577,482		$10,659,817	$11,001,058

10,574,874	(b)	10,322,549	(b)	37,580,759	(b)	25,301,628	(b)	28,472,283	40,855,530	(c)
(10,327,674	)(b)	(10,132,499	)(b)	(37,130,688	)(b)	(25,269,657	)(b)	(27,324,502)	(40,588,493	)(c)

2,940,457	(b)	3,643,915	(b)	2,776,467	(b)	2,558,219	(b)	39,000,914	7,414,481	(c)
(2,987,837	)(b)	(3,572,453	)(b)	(2,743,770	)(b)	(2,564,260	)(b)	(39,039,130)	(7,329,322	)(c)
199,820		261,512		482,768		25,930		1,109,565	352,196

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund			UltraShort Small-Cap ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013		Year Ended July 31, 2014		Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,410)	$(57,904)		$(383,234)		$(348,165)
Net realized gains (losses) on investments	(860,334)	(1,695,203)		(7,963,795)		(13,280,285)
Change in net unrealized appreciation/depreciation on investments	172,848	(127,293)		856,239		(623,286)
Change in net assets resulting from operations	(738,896)	(1,880,400)		(7,490,790)		(14,251,736)
Change in net assets resulting from capital transactions	(501,397)	2,146,600		1,976,333		20,821,653
Change in net assets	(1,240,293)	266,200		(5,514,457)		6,569,917
NET ASSETS:
Beginning of period	3,328,247	3,062,047		22,774,778		16,204,861
End of period	$2,087,954	$3,328,247		$17,260,321		$22,774,778
Accumulated net investment income (loss)	$(84,977)	$(94,775)		$(614,951)		$(533,107)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$64,900,041	$80,764,802		$367,222,403		$454,977,609
Value of shares redeemed	(65,449,070)	(78,648,534)		(365,718,137)		(437,824,290)
Service Class
Proceeds from shares issued	1,217,131	2,334,285		25,073,755		42,255,342
Value of shares redeemed	(1,169,499)	(2,303,953)		(24,601,688)		(38,587,008)
Change in net assets resulting from capital transactions	$(501,397)	$2,146,600		$1,976,333		$20,821,653
SHARE TRANSACTIONS:
Investor Class
Issued	9,149,395	6,819,050	(a)	13,437,442	(b)	8,941,248	(b)
Redeemed	(9,207,067)	(6,617,579	)(a)	(13,454,034	)(b)	(8,567,017	)(b)
Service Class
Issued	178,293	216,038	(a)	865,714	(b)	866,416	(b)
Redeemed	(175,243)	(217,613	)(a)	(855,514	)(b)	(815,592	)(b)
Change in shares	(54,622)	199,896		(6,392)		425,055

(a)  As described in Note 10, share amounts have been adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

(b)  As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(c)  As described in Note 10, share amounts have been adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

(d)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

UltraShort Dow 30 ProFund			UltraShort NASDAQ-100 ProFund				UltraShort International ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2014		Year Ended July 31, 2013

$(156,043)	$(130,951)		$(226,274)		$(296,126)		$(80,927)		$(249,294)
(3,524,087)	(5,037,729)		(7,300,678)		(6,787,242)		(2,404,814)		(8,328,059)

182,862	(17,512)		476,032		(284,317)		266,733		(312,312)
(3,497,268)	(5,186,192)		(7,050,920)		(7,367,685)		(2,219,008)		(8,889,665)

2,649,764	4,266,009		5,298,471		525,829		5,536,266		(2,273,574)
(847,504)	(920,183)		(1,752,449)		(6,841,856)		3,317,258		(11,163,239)

4,920,826	5,841,009		10,866,417		17,708,273		6,014,257		17,177,496
$4,073,322	$4,920,826		$9,113,968		$10,866,417		$9,331,515		$6,014,257
$(230,526)	$(201,374)		$(140,701)		$(169,105)		$(209,677)		$(428,597)

$168,724,984	$247,016,009		$226,085,127		$394,075,610		$55,417,024		$91,270,490
(168,574,922)	(242,878,353)		(221,457,026)		(393,800,027)		(49,334,962)		(94,201,115)

26,759,311	1,586,410		2,361,773		4,012,230		1,571,884		2,465,296
(24,259,609)	(1,458,057)		(1,691,403)		(3,761,984)		(2,117,680)		(1,808,245)
$2,649,764	$4,266,009		$5,298,471		$525,829		$5,536,266		$(2,273,574)

19,413,523	17,987,147	(c)	10,962,659	(d)	10,392,474	(d)	2,048,233	(b)	2,208,611	(b)
(19,411,822)	(17,874,194	)(c)	(10,823,957	)(d)	(10,427,051	)(d)	(1,828,972	)(b)	(2,353,917	)(b)

2,766,789	125,479	(c)	116,353	(d)	101,300	(d)	68,890	(b)	68,578	(b)
(2,745,742)	(110,419	)(c)	(82,893	)(d)	(95,568	)(d)	(75,317	)(b)	(46,680	)(b)
22,748	128,013		172,162		(28,845)		212,834		(123,408)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(225,161)	$(133,778)	$(76,854)	$(70,555)
Net realized gains (losses) on investments	(6,947,697)	(449,675)	(2,065,728)	1,218,452
Change in net unrealized appreciation/depreciation on investments	210,579	(139,001)	148,128	(124,271)
Change in net assets resulting from operations	(6,962,279)	(722,454)	(1,994,454)	1,023,626
Change in net assets resulting from capital transactions	(3,990,869)	8,465,791	(2,004,052)	841,291
Change in net assets	(10,953,148)	7,743,337	(3,998,506)	1,864,917
NET ASSETS:
Beginning of period	16,667,884	8,924,547	6,977,219	5,112,302
End of period	$5,714,736	$16,667,884	$2,978,713	$6,977,219
Accumulated net investment income (loss)	$(321,408)	$(206,040)	$(117,519)	$(122,150)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$97,295,551	$110,181,671	$73,248,389	$53,017,285
Value of shares redeemed	(103,275,290)	(102,234,280)	(75,374,341)	(52,073,616)
Service Class
Proceeds from shares issued	4,630,565	4,915,013	3,704,235	3,122,058
Value of shares redeemed	(2,641,695)	(4,396,613)	(3,582,335)	(3,224,436)
Change in net assets resulting from capital transactions	$(3,990,869)	$8,465,791	$(2,004,052)	$841,291
SHARE TRANSACTIONS:
Investor Class
Issued	9,249,609	9,666,184	4,769,380	3,639,318
Redeemed	(10,055,410)	(9,054,442)	(4,935,648)	(3,562,467)
Service Class
Issued	432,723	415,250	219,110	205,710
Redeemed	(274,159)	(368,081)	(224,704)	(214,746)
Change in shares	(647,237)	658,911	(171,862)	67,815

(a)  As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.

(b)  As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(c)  As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

UltraShort China ProFund				UltraShort Japan ProFund				Banks UltraSector ProFund
Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2014	Year Ended July 31, 2013

$(41,263)		$(51,841)		$(73,729)		$(71,215)		$(98,796)	$(123,251)
(1,767,015)		(1,431,865)		(1,034,375)		(4,807,735)		694,838	7,550,120

209,710		(139,326)		(509,198)		438,933		(624,762)	2,316,848
(1,598,568)		(1,623,032)		(1,617,302)		(4,440,017)		(28,720)	9,743,717
1,322,957		(788,958)		(5,041,921)		10,916,089		(23,555,819)	10,781,503
(275,611)		(2,411,990)		(6,659,223)		6,476,072		(23,584,539)	20,525,220

2,088,338		4,500,328		8,684,204		2,208,132		35,635,499	15,110,279
$1,812,727		$2,088,338		$2,024,981		$8,684,204		$12,050,960	$35,635,499
$(69,716)		$(92,424)		$(125,312)		$(94,121)		$(182,297)	$(143,401)

$62,936,666		$70,161,146		$132,721,108		$125,531,296		$90,934,925	$166,022,860
(61,644,295)		(70,983,184)		(137,588,786)		(114,905,139)		(112,332,655)	(156,636,260)

326,325		424,238		6,991,535		1,631,302		7,998,782	12,288,283
(295,739)		(391,158)		(7,165,778)		(1,341,370)		(10,156,871)	(10,893,380)
$1,322,957		$(788,958)		$(5,041,921)		$10,916,089		$(23,555,819)	$10,781,503

2,590,482	(a)	1,549,653	(a)	4,441,676	(b)	2,308,518	(b)	3,252,101	8,188,362	(c)
(2,548,261	)(a)	(1,568,624	)(a)	(4,584,679	)(b)	(2,105,193	)(b)	(4,095,603)	(7,920,052	)(c)

12,791	(a)	9,452	(a)	272,784	(b)	38,603	(b)	306,842	587,719	(c)
(13,053	)(a)	(8,924	)(a)	(277,319	)(b)	(32,833	)(b)	(404,311)	(526,024	)(c)
41,959		(18,443)		(147,538)		209,095		(940,971)	330,005

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014		Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(143,187)	$7,084	$(5,223,265)		$(1,572,341)
Net realized gains (losses) on investments	4,264,016	3,158,295	88,793,589		51,928,395
Change in net unrealized appreciation/depreciation on investments	1,541,994	(1,003,471)	50,794,516		48,364,587
Change in net assets resulting from operations	5,662,823	2,161,908	134,364,840		98,720,641
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	(48,578,380)		—
Service Class	—	—	(2,649,782)		—
Change in net assets resulting from distributions	—	—	(51,228,162)		—
Change in net assets resulting from capital transactions	10,617,489	(7,243,955)	24,330,983		235,362,969
Change in net assets	16,280,312	(5,082,047)	107,467,661		334,083,610
NET ASSETS:
Beginning of period	10,581,110	15,663,157	356,728,436		22,644,826
End of period	$26,861,422	$10,581,110	$464,196,097		$356,728,436
Accumulated net investment income (loss)	$(204,096)	$(109,584)	$(4,149,429)		$(1,721,181)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$90,388,695	$106,478,985	$641,466,909		$508,879,330
Dividends reinvested	—	—	47,627,897		—
Value of shares redeemed	(80,652,003)	(113,654,757)	(668,239,229)		(281,857,444)
Service Class
Proceeds from shares issued	6,642,546	2,508,443	52,033,152		29,297,731
Dividends reinvested	—	—	2,509,262		—
Value of shares redeemed	(5,761,749)	(2,576,626)	(51,067,008)		(20,956,648)
Change in net assets resulting from capital transactions	$10,617,489	$(7,243,955)	$24,330,983		$235,362,969
SHARE TRANSACTIONS:
Investor Class
Issued	1,752,528	2,549,136	12,961,824	(a)	15,308,552	(a)
Reinvested	—	—	1,041,308	(a)	—
Redeemed	(1,545,069)	(2,727,475)	(13,700,543	)(a)	(8,514,908	)(a)
Service Class
Issued	133,513	61,485	1,211,879	(a)	1,060,336	(a)
Reinvested	—	—	63,610	(a)	—
Redeemed	(117,138)	(63,392)	(1,218,226	)(a)	(781,400	)(a)
Change in shares	223,834	(180,246)	359,852		7,072,580

(a)   As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(33,330)	$(27,705)	$(336,370)	$(159,462)	$(86,927)	$(79,875)
1,311,274	819,725	3,356,292	3,967,689	284,878	4,147,581

(146,669)	410,204	1,748,395	2,825,319	187,454	1,100,217
1,131,275	1,202,224	4,768,317	6,633,546	385,405	5,167,923

—	—	(976,679)	—	—	—
—	—	(130,533)	—	—	—
—	—	(1,107,212)	—	—	—

(2,144,970)	4,939,709	(23,377,637)	32,639,046	(13,838,954)	3,078,583
(1,013,695)	6,141,933	(19,716,532)	39,272,592	(13,453,549)	8,246,506

10,574,800	4,432,867	46,348,207	7,075,615	23,046,946	14,800,440
$9,561,105	$10,574,800	$26,631,675	$46,348,207	$9,593,397	$23,046,946
$(61,123)	$(38,614)	$(250,171)	$(218,129)	$(215,223)	$(162,538)

$63,343,284	$59,369,044	$66,276,228	$82,669,141	$56,610,963	$98,933,593
—	—	945,778	—	—	—
(66,323,310)	(54,273,542)	(88,698,570)	(51,451,692)	(69,048,164)	(97,470,204)

4,736,329	5,643,170	15,884,328	12,143,160	3,790,518	7,693,829
—	—	129,399	—	—	—

(3,901,273)	(5,798,963)	(17,914,800)	(10,721,563)	(5,192,271)	(6,078,635)
$(2,144,970)	$4,939,709	$(23,377,637)	$32,639,046	$(13,838,954)	$3,078,583

890,603	997,138	1,048,340	1,679,087	4,557,997	11,409,020
—	—	15,048	—	—	—
(931,332)	(927,068)	(1,439,359)	(1,082,461)	(5,717,957)	(11,606,542)

71,162	100,241	281,058	281,417	344,854	904,744
—	—	2,240	—	—	—
(57,818)	(103,066)	(318,951)	(256,791)	(494,009)	(718,406)
(27,385)	67,245	(411,624)	621,252	(1,309,115)	(11,184)

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(276,323)	$(95,359)	$(131,004)	$(61,585)
Net realized gains (losses) on investments	4,196,049	3,591,274	4,804,270	3,597,795
Change in net unrealized appreciation/depreciation on investments	1,778,123	3,056,608	423,725	494,906
Change in net assets resulting from operations	5,697,849	6,552,523	5,096,991	4,031,116
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	9,933,060	14,192,765	(12,403,285)	6,006,456
Change in net assets	15,630,909	20,745,288	(7,306,294)	10,037,572
NET ASSETS:
Beginning of period	30,132,444	9,387,156	18,349,784	8,312,212
End of period	$45,763,353	$30,132,444	$11,043,490	$18,349,784
Accumulated net investment income (loss)	$(355,775)	$(122,480)	$(187,627)	$(87,175)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$136,491,465	$111,204,596	$121,483,496	$53,509,770
Dividends reinvested	—	—	—	—
Value of shares redeemed	(125,494,417)	(98,676,565)	(134,209,223)	(47,624,576)
Service Class
Proceeds from shares issued	19,560,766	10,148,480	4,975,458	4,126,756
Dividends reinvested	—	—	—	—
Value of shares redeemed	(20,624,754)	(8,483,746)	(4,653,016)	(4,005,494)
Change in net assets resulting from capital transactions	$9,933,060	$14,192,765	$(12,403,285)	$6,006,456
SHARE TRANSACTIONS:
Investor Class
Issued	3,892,680	4,654,649	1,970,722	1,193,981
Reinvested	—	—	—	—
Redeemed	(3,681,598)	(4,187,040)	(2,148,873)	(1,084,254)
Service Class
Issued	657,512	440,486	89,020	100,679
Reinvested	—	—	—	—
Redeemed	(691,483)	(382,424)	(82,625)	(94,247)
Change in shares	177,111	525,671	(171,756)	116,159

(a)  Amount includes $31,752 related to a voluntary capital contribution from the Advisor.

(b)  As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Internet UltraSector ProFund			Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013		Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(1,224,331)	$(379,058)		$(148,591)	$(281,455)	$(92,077)	$(67,507)
6,919,841	7,946,039		1,079,607	6,064,554	13,567,171	11,597,899

5,079,109	3,556,236		717,992	(892,179)	(318,761)	(2,146,585)
10,774,619	11,123,217		1,649,008	4,890,920	13,156,333	9,383,807

(4,547,236)	(1,246,677)		—	—	—	—
(459,411)	(194,924)		—	—	—	—
(5,006,647)	(1,441,601)		—	—	—	—
18,259,037	13,910,610		(4,470,608)	(5,485,532)	6,297,170	(14,795,001)
24,027,009	23,592,226		(2,821,600)	(594,612)	19,453,503	(5,411,194)

41,556,216	17,963,990		9,153,850	9,748,462	38,507,395	43,918,589
$65,583,225	$41,556,216		$6,332,250	$9,153,850	$57,960,898	$38,507,395
$(1,056,773)	$(441,230)		$(334,790)	$(332,332)	$(171,205)	$(209,673)

$216,923,362	$77,377,173		$30,265,176	$54,895,647	$147,827,303	$119,403,650
4,383,212	1,158,159		—	—	—	—
(205,851,411)	(65,469,805)		(34,746,190)	(59,909,334)	(140,809,923)	(133,680,645)

25,912,973	10,761,054		6,319,194 (a)	3,373,729	4,645,700	2,066,332
437,925	190,938		—	—	—	—
(23,547,024)	(10,106,909)		(6,308,788)	(3,845,574)	(5,365,910)	(2,584,338)
$18,259,037	$13,910,610		$(4,470,608)	$(5,485,532)	$6,297,170	$(14,795,001)

6,102,271	3,225,500	(b)	589,782	1,442,870	2,641,093	2,677,260
130,453	56,221	(b)	—	—	—	—
(5,845,103)	(2,807,532	)(b)	(680,520)	(1,557,545)	(2,484,363)	(3,013,851)

868,844	521,389	(b)	127,139	107,254	94,373	51,575
15,317	10,667	(b)	—	—	—	—
(800,532)	(493,526	)(b)	(132,454)	(115,239)	(104,618)	(66,474)
471,250	512,719		(96,053)	(122,660)	146,485	(351,490)

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(131,115)	$(119,817)	$(62,957)	$(31,133)
Net realized gains (losses) on investments	6,517,646	2,894,724	2,404,653	3,036,317
Change in net unrealized appreciation/depreciation on investments	(832,305)	(474,275)	199,396	1,353,267
Change in net assets resulting from operations	5,554,226	2,300,632	2,541,092	4,358,451
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(28,840)
Service Class	—	—	—	(2,614)
Net realized gains on investments
Investor Class	—	—	(186,148)	—
Service Class	—	—	(101,526)	—
Change in net assets resulting from distributions	—	—	(287,674)	(31,454)
Change in net assets resulting from capital transactions	24,845,416	(1,728,730)	10,336,333	(5,639,237)
Change in net assets	30,399,642	571,902	12,589,751	(1,312,240)
NET ASSETS:
Beginning of period	14,237,932	13,666,030	13,720,682	15,032,922
End of period	$44,637,574	$14,237,932	$26,310,433	$13,720,682
Accumulated net investment income (loss)	$(198,426)	$(232,359)	$(52,928)	$10,029
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$94,539,762	$126,900,719	$72,241,228	$49,425,414
Dividends reinvested	—	—	172,983	27,658
Value of shares redeemed	(72,260,126)	(127,851,506)	(62,853,467)	(50,987,886)
Service Class
Proceeds from shares issued	11,293,866	5,305,067	10,700,575	5,735,736
Dividends reinvested	—	—	100,477	2,614
Value of shares redeemed	(8,728,086)	(6,083,010)	(10,025,463)	(9,842,773)
Change in net assets resulting from capital transactions	$24,845,416	$(1,728,730)	$10,336,333	$(5,639,237)
SHARE TRANSACTIONS:
Investor Class
Issued	3,430,302	6,143,481	3,620,123	3,474,305
Reinvested	—	—	9,857	2,265
Redeemed	(2,729,036)	(6,206,795)	(3,211,564)	(3,625,386)
Service Class
Issued	449,586	272,495	581,019	442,208
Reinvested	—	—	6,138	227
Redeemed	(348,038)	(317,171)	(542,340)	(724,977)
Change in shares	802,814	(107,990)	463,233	(431,358)

(a)   Subsequent to the issuance of the July 31, 2013 financial statements, $3,637 was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(126,795)	$(250,144)	$100,900	$52,762	$(185,179)	$(19,150)
(6,233,669)	(13,147,084)	613,111	2,084,112	7,533,452	778,543

8,473,601	(8,545,918)	1,658,706	(1,784,023)	1,386,727	(542,637)
2,113,137	(21,943,146)	2,372,717	352,851	8,735,000	216,756

—	—	(31,838)	(46,705)	(4,375)	(7,557	)(a)
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	(31,838)	(46,705)	(4,375)	(7,557)
(6,746,422)	23,450,875	174,950	(20,828,418)	67,457,504	(1,207,741)
(4,633,285)	1,507,729	2,515,829	(20,522,272)	76,188,129	(998,542)

32,576,512	31,068,783	26,682,831	47,205,103	2,797,107	3,795,649
$27,943,227	$32,576,512	$29,198,660	$26,682,831	$78,985,236	$2,797,107
$(92,756)	$(682,651)	$132,472	$72,941	$(219,437)	$(24,096)

$315,187,854	$443,457,980	$151,858,670	$265,689,091	$153,629,266	$50,664,915
—	—	29,124	45,817	4,206	7,169
(320,730,980)	(421,915,055)	(154,934,469)	(281,865,634)	(88,289,054)	(51,916,084)

14,674,605	21,060,335	19,515,061	6,935,808	25,318,713	4,960,637
—	—	—	—	—	—
(15,877,901)	(19,152,385)	(16,293,436)	(11,633,500)	(23,205,627)	(4,924,378)
$(6,746,422)	$23,450,875	$174,950	$(20,828,418)	$67,457,504	$(1,207,741)

23,941,620	21,959,364	5,032,497	8,913,965	6,923,749	3,682,210
—	—	1,041	1,665	220	587
(24,437,303)	(20,767,619)	(5,184,910)	(9,534,871)	(4,036,132)	(3,786,473)

1,248,150	924,587	618,759	232,205	1,409,056	360,904
—	—	—	—	—	—
(1,343,837)	(830,496)	(513,720)	(409,161)	(1,286,918)	(363,526)
(591,370)	1,285,836	(46,333)	(796,197)	3,009,975	(106,298)

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(261,407)	$(63,908)	$8,922	$26,262
Net realized gains (losses) on investments	3,953,076	2,289,155	(489,732)	1,165,864
Change in net unrealized appreciation/depreciation on investments	1,514,507	(1,152,665)	141,481	(1,835,408)
Change in net assets resulting from operations	5,206,176	1,072,582	(339,329)	(643,282)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(21,394)	(52,704)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(21,394)	(52,704)
Change in net assets resulting from capital transactions	22,626,250	(9,817,029)	3,682,286	(20,220,704)
Change in net assets	27,832,426	(8,744,447)	3,321,563	(20,916,690)
NET ASSETS:
Beginning of period	5,132,735	13,877,182	4,470,719	25,387,409
End of period	$32,965,161	$5,132,735	$7,792,282	$4,470,719
Accumulated net investment income (loss)	$(300,349)	$(164,857)	$(69,249)	$(54,375)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$99,249,684	$69,053,136	$34,032,819	$35,498,890
Dividends reinvested	—	—	20,853	50,775
Value of shares redeemed	(80,293,897)	(79,047,347)	(31,113,806)	(55,628,547)
Service Class
Proceeds from shares issued	53,241,913	4,237,836	25,890,811	6,679,257
Dividends reinvested	—	—	—	—
Value of shares redeemed	(49,571,450)	(4,060,654)	(25,148,391)	(6,821,079)
Change in net assets resulting from capital transactions	$22,626,250	$(9,817,029)	$3,682,286	$(20,220,704)
SHARE TRANSACTIONS:
Investor Class
Issued	2,091,652	1,927,700	1,674,032	1,891,103
Reinvested	—	—	1,048	3,053
Redeemed	(1,693,867)	(2,198,117)	(1,579,468)	(3,037,725)
Service Class
Issued	1,246,979	125,361	1,277,300	367,462
Reinvested	—	—	—	—
Redeemed	(1,165,970)	(120,618)	(1,245,753)	(379,528)
Change in shares	478,794	(265,674)	127,159	(1,155,635)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$146,873	$100,077	$(72,439)	$(55,413)	$(224,235)	$(139,908)
891,978	(76,807)	(862,179)	(571,277)	(4,694,830)	597,223

(85,884)	(857,757)	94,905	61,803	(241,764)	655,670
952,967	(834,487)	(839,713)	(564,887)	(5,160,829)	1,112,985

(69,379)	(136,266)	—	—	—	—
(5,230)	(5,330)	—	—	—	—
(74,609)	(141,596)	—	—	—	—
7,392,454	(8,029,734)	2,803,972	518,282	857,580	5,900,994
8,270,812	(9,005,817)	1,964,259	(46,605)	(4,303,249)	7,013,979

18,105,187	27,111,004	1,567,438	1,614,043	12,578,175	5,564,196
$26,375,999	$18,105,187	$3,531,697	$1,567,438	$8,274,926	$12,578,175
$44,252	$(26,918)	$(105,235)	$(75,265)	$(324,108)	$(195,242)

$131,557,659	$93,814,371	$60,115,848	$50,614,764	$149,916,289	$130,842,717
66,843	134,226	—	—	—	—
(125,706,499)	(101,641,364)	(56,832,597)	(50,710,370)	(157,603,289)	(125,493,119)

29,688,835	3,830,458	616,177	1,802,311	240,225,901	47,046,158
5,056	5,001	—	—	—	—
(28,219,440)	(4,172,426)	(1,095,456)	(1,188,423)	(231,681,321)	(46,494,762)
$7,392,454	$(8,029,734)	$2,803,972	$518,282	$857,580	$5,900,994

4,701,320	3,809,828	9,899,767	6,998,113	17,896,378	16,587,207
2,604	6,293	—	—	—	—
(4,523,557)	(4,238,991)	(9,400,019)	(7,037,175)	(18,849,943)	(16,017,486)

1,032,145	154,516	99,005	236,801	27,229,666	5,082,644
205	243	—	—	—	—
(981,778)	(170,465)	(178,136)	(155,507)	(26,550,473)	(5,066,102)
230,939	(438,576)	420,617	42,232	(274,372)	586,263

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund				U.S. Government Plus ProFund
	Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(99,391)		$(69,071)		$12,191	$(26,304)
Net realized gains (losses) on investments	(767,827)		(925,213)		(451,687)	(9,904,696)
Change in net unrealized appreciation/depreciation on investments	(165,097)		244,078		(532)	(1,969,246)
Change in net assets resulting from operations	(1,032,315)		(750,206)		(440,028)	(11,900,246)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—		—		(7,794)	—
Service Class	—		—		(634)	—
Change in net assets resulting from distributions	—		—		(8,428)	—
Change in net assets resulting from capital transactions	(2,996,759)		2,486,630		(18,326,019)	11,929,831
Change in net assets	(4,029,074)		1,736,424		(18,774,475)	29,585
NET ASSETS:
Beginning of period	4,917,230		3,180,806		56,608,095	56,578,510
End of period	$888,156		$4,917,230		$37,833,620	$56,608,095
Accumulated net investment income (loss)	$(143,776)		$(101,882)		$30,726	$(78,330)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$82,271,444		$85,484,276		$763,563,276	$1,840,552,992
Dividends reinvested	—		—		6,960	—
Value of shares redeemed	(85,126,548)		(83,066,845)		(780,977,353)	(1,836,301,151)
Service Class
Proceeds from shares issued	584,413		953,066		642,755,032	102,183,329
Dividends reinvested	—		—		634	—
Value of shares redeemed	(726,068)		(883,867)		(643,674,568)	(94,505,339)
Change in net assets resulting from capital transactions	$(2,996,759)		$2,486,630		$(18,326,019)	$11,929,831
SHARE TRANSACTIONS:
Investor Class
Issued	3,166,239	(a)	3,194,404	(a)	17,998,794	38,263,810
Reinvested	—		—		157	—
Redeemed	(3,311,045	)(a)	(3,117,924	)(a)	(18,464,567)	(38,186,740)
Service Class
Issued	23,395	(a)	37,247	(a)	15,468,248	2,282,939
Reinvested	—		—		16	—
Redeemed	(29,223	)(a)	(34,293	)(a)	(15,530,118)	(2,070,119)
Change in shares	(150,634)		79,434		(527,470)	289,890

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2014	Year Ended July 31, 2013

$(641,049)	$(608,071)	$(1,884,792)	$(1,836,636)	$(756,394)	$(1,308,629)
(1,688,484)	3,535,835	(12,260,465)	14,758,782	(4,760,215)	(1,211,203)

342,225	(221,513)	(2,331,700)	2,380,853	3,339,832	(1,702,560)
(1,987,308)	2,706,251	(16,476,957)	15,302,999	(2,176,777)	(4,222,392)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(24,683,579)	13,442,376	(38,816,838)	39,444,692	(51,536,176)	(25,135,079)
(26,670,887)	16,148,627	(55,293,795)	54,747,691	(53,712,953)	(29,357,471)

51,509,355	35,360,728	147,489,275	92,741,584	84,235,903	113,593,374
$24,838,468	$51,509,355	$92,195,480	$147,489,275	$30,522,950	$84,235,903
$(1,027,670)	$(974,369)	$(3,042,306)	$(3,127,524)	$(1,567,776)	$(2,466,764)

$40,572,611	$66,765,708	$642,185,530	$1,546,958,042	$78,041,969	$165,845,290
—	—	—	—	—	—
(48,536,615)	(69,397,313)	(666,715,274)	(1,523,438,182)	(128,176,612)	(199,574,382)

11,747,271	17,869,090	558,511,999	76,194,325	35,967,604	33,151,281
—	—	—	—	—	—
(28,466,846)	(1,795,109)	(572,799,093)	(60,269,493)	(37,369,137)	(24,557,268)

$(24,683,579)	$13,442,376	$(38,816,838)	$39,444,692	$(51,536,176)	$(25,135,079)

2,244,120	3,810,861	81,450,532	210,167,871	3,105,452	6,415,509
—	—	—	—	—	—
(2,718,193)	(3,922,665)	(84,433,624)	(207,710,174)	(5,116,997)	(7,737,323)

657,831	1,027,517	76,943,934	10,603,738	1,526,516	1,344,977
—	—	—	—	—	—
(1,589,718)	(103,034)	(79,059,263)	(8,398,815)	(1,583,529)	(997,010)
(1,405,960)	812,679	(5,098,421)	4,662,620	(2,068,558)	(973,847)

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Year Ended July 31, 2014	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(124,639)	$(157,254)
Net realized gains (losses) on investments	377,988	(286,285)
Change in net unrealized appreciation/depreciation on investments	(332,669)	185,712
Change in net assets resulting from operations	(79,320)	(257,827)
Change in net assets resulting from capital transactions	(1,916,615)	2,984,128
Change in net assets	(1,995,935)	2,726,301
NET ASSETS:
Beginning of period	7,620,202	4,893,901
End of period	$5,624,267	$7,620,202
Accumulated net investment income (loss)	$(221,184)	$(234,637)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$29,105,452	$55,114,785
Value of shares redeemed	(31,608,336)	(53,207,456)
Service Class
Proceeds from shares issued	36,070,881	21,412,408
Value of shares redeemed	(35,484,612)	(20,335,609)
Change in net assets resulting from capital transactions	$(1,916,615)	$2,984,128
SHARE TRANSACTIONS:
Investor Class
Issued	1,312,960	2,460,096
Redeemed	(1,424,757)	(2,381,025)
Service Class
Issued	1,661,646	984,002
Redeemed	(1,635,589)	(937,664)
Change in shares	(85,740)	125,409

See accompanying notes to the financial statements.

Financial Highlights

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—
Service Class
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2014	$63.20	(0.41)	7.39	6.98	(1.10)	(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14	(0.48)	—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—
Service Class
Year Ended July 31, 2014	$56.75	(1.02)	6.67	5.65	(1.10)	(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18	(0.88)	—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$87.77	14.63%	1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%	1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%	1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%	1.71%	1.71%	(1.01)%	$39,339	74%
$49.96	11.89%	1.70%	1.70%	(0.32)%	$44,547	225%

$76.39	13.47%	2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%	2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%	2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%	2.71%	2.71%	(2.01)%	$4,665	74%
$45.26	10.77%	2.70%	2.70%	(1.32)%	$6,254	225%

$69.08	11.12%	1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%	1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%	1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%	1.71%	1.71%	(1.27)%	$28,133	59%
$39.70	20.27%	1.78%	1.72%	(0.85)%	$19,031	365%

$61.30	10.03%	2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%	2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%	2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%	2.71%	2.71%	(2.27)%	$6,385	59%
$36.72	19.03%	2.78%	2.72%	(1.85)%	$1,150	365%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2014	$58.41	(0.61)	4.64	(c)	4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01		(0.46)	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60		8.07	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78		5.35	—	—
Service Class
Year Ended July 31, 2014	$51.77	(1.17)	4.18	(c)	3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04		(0.81)	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85		6.93	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34		4.59	—	—
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2014	$99.58	(0.88)	25.43		24.55	(2.77)	(2.77)
Year Ended July 31, 2013	$87.02	(0.91)	14.74		13.83	(1.27)	(1.27)
Year Ended July 31, 2012	$78.72	(0.98)	9.28		8.30	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13		16.19	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18		8.46	(1.19)	(1.19)
Service Class
Year Ended July 31, 2014	$87.14	(1.86)	22.21		20.35	(2.77)	(2.77)
Year Ended July 31, 2013	$77.09	(1.71)	13.03		11.32	(1.27)	(1.27)
Year Ended July 31, 2012	$70.45	(1.71)	8.35		6.64	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59		13.99	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48		7.17	(1.19)	(1.19)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$62.44	6.83%	1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%	2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%	2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%	1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%	1.79%	1.71%	(1.22)%	$22,591	282%

$54.78	5.76%	2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%	3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%	3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%	2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%	2.79%	2.71%	(2.22)%	$1,341	282%

$121.36	24.98%	1.65%	1.65%	(0.82)%	$49,249	147%
$99.58	16.13%	1.78%	1.78%	(1.01)%	$31,567	331%
$87.02	10.53%	1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%	1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%	1.61%	1.61%	(1.16)%	$42,087	226%

$104.72	23.72%	2.65%	2.65%	(1.82)%	$8,007	147%
$87.14	14.94%	2.77%	2.77%	(2.00)%	$5,496	331%
$77.09	9.41%	2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%	2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%	2.61%	2.61%	(2.16)%	$4,981	226%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2014	$49.97	0.29	5.53	5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Service Class
Year Ended July 31, 2014	$46.63	(0.19)	5.11	4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Service Class
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$52.78	12.08%	1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%	1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%	1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%	1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%	2.23%	1.71%	0.61%	$13,096	1,214%

$49.07	10.94%	2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%	2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%	2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%	2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%	3.23%	2.71%	(0.39)%	$1,157	1,214%

$59.32	17.06%	1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%	1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%	1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%	1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%	1.99%	1.85%	(0.20)%	$5,344	460%

$52.82	15.91%	2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%	2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%	2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%	2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%	2.99%	2.85%	(1.20)%	$3,220	460%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2014	$59.19	(0.07)	7.37	7.30	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41	14.62	(0.05)	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35	0.41	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	(0.42)
Service Class
Year Ended July 31, 2014	$53.00	(0.64)	6.62	5.98	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93	12.68	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31	(0.03)	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	(0.15)
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2014	$58.12	(0.49)	5.80	5.31	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05	12.81	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—
Service Class
Year Ended July 31, 2014	$51.38	(1.04)	5.16	4.12	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64	10.94	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$66.49	12.33%	1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%	1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%	2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%	1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%	1.93%	1.70%	0.17%	$14,273	849%

$58.98	11.28%	2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%	2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%	3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%	2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%	2.93%	2.70%	(0.83)%	$1,118	849%

$63.43	9.14%	1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%	1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%	2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%	1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%	1.94%	1.86%	(0.98)%	$6,858	629%

$55.50	8.02%	2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%	2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%	3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%	2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%	2.94%	2.86%	(1.98)%	$6,079	629%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)
Service Class
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2014	$60.56	(0.58)	5.46	4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35	13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—
Service Class
Year Ended July 31, 2014	$53.76	(1.16)	4.88	3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84	11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%
—		$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(c)	$43.55	17.23	%(c)	1.96%	1.73%	(0.43)%	$6,100	877%
—		$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%

—		$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%
—		$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(c)	$39.73	16.10	%(c)	2.96%	2.73%	(1.43)%	$2,748	877%
—		$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%

—		$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%
—		$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(d)	$45.77	27.46	%(d)	1.78%	1.73%	(0.64)%	$19,724	530%
—		$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%

—		$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%
—		$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(d)	$41.44	26.22	%(d)	2.78%	2.73%	(1.64)%	$7,105	530%
—		$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(d)         The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	(0.15)
Service Class
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	(0.07)
UltraBull ProFund
Investor Class
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10	3.85	—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—
Service Class
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$16.16	17.24%	1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%	1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%	3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%	1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%	1.86%	1.75%	0.40%	$11,109	1,107%

$16.54	16.06%	2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%	2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%	4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%	2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%	2.86%	2.75%	(0.60)%	$1,610	1,107%

$90.36	31.53%	1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%	1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%	1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%	1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%	1.65%	1.65%	(0.53)%	$97,062	741%

$78.76	30.25%	2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%	2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%	2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%	2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%	2.65%	2.65%	(1.53)%	$4,551	741%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—		—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—		—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—		—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—		—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	—	(c)	—	(c)
Service Class
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—		—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—		—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—		—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—		—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—		—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—		—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—		—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—		—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—		—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—		—
Service Class
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—		—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—		—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—		—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—		—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$82.63	22.34%	1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%	1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%	1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%	1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%	1.68%	1.68%	(0.76)%	$31,639	329%

$72.84	21.10%	2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%	2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%	2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%	2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%	2.68%	2.68%	(1.76)%	$2,535	329%

$34.68	13.07%	1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%	1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%	1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%	1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%	1.77%	1.76%	(1.23)%	$39,627	118%

$30.16	11.91%	2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%	2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%	2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%	2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%	2.77%	2.76%	(2.23)%	$1,939	118%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	—		—
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	—		—
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	—		—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—		—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	—	(e)	—	(e)
Service Class
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	—		—
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	—		—
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	—		—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—		—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—		—
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79	—		—
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	—		—
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	—		—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—		—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—		—
Service Class
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66	—		—
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	—		—
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	—		—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—		—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$56.67	14.88%	1.82%	1.78%	(0.27)%	$16,151	82%
$49.33	44.11%	2.02%	1.76%	(0.18)%	$20,629	444	%(c)
$34.23	12.82%	2.00%	1.73%	(0.78)%	$13,694	—
$30.34	35.51%	1.78%	1.72%	(0.74)%	$18,046	—	(d)
$22.39	29.07%	1.79%	1.75%	(0.42)%	$9,690	181%

$51.72	13.70%	2.82%	2.78%	(1.27)%	$1,473	82%
$45.49	42.69%	3.01%	2.75%	(1.17)%	$1,432	444	%(c)
$31.88	11.62%	2.99%	2.72%	(1.77)%	$1,971	—
$28.55	34.21%	2.78%	2.72%	(1.74)%	$1,951	—	(d)
$21.28	27.88%	2.79%	2.75%	(1.42)%	$5,297	181%

$74.43	56.23%	1.57%	1.57%	(0.47)%	$234,678	5%
$47.64	35.15%	1.68%	1.68%	(0.50)%	$147,043	13%
$35.25	17.97%	1.73%	1.73%	(1.04)%	$122,625	5%
$29.88	56.03%	1.61%	1.61%	(1.02)%	$121,051	34%
$19.15	29.04%	1.62%	1.62%	(1.09)%	$114,365	31%

$64.07	54.72%	2.57%	2.57%	(1.47)%	$9,731	5%
$41.41	33.80%	2.68%	2.68%	(1.50)%	$5,073	13%
$30.95	16.84%	2.73%	2.73%	(2.04)%	$5,450	5%
$26.48	54.55%	2.61%	2.61%	(2.02)%	$5,684	34%
$17.14	27.91%	2.62%	2.62%	(2.09)%	$8,268	31%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.
(d)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2014	$14.16	(0.26)	3.61 (c)	3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—
Service Class
Year Ended July 31, 2014	$13.43	(0.42)	3.44 (c)	3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2014	$9.52	0.03	3.16	3.19	(0.01)	(0.01)
Year Ended July 31, 2013	$10.92	0.01	(1.40)	(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)	(5.65)	(0.03)	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—
Service Class
Year Ended July 31, 2014	$9.23	(0.08)	3.06	2.98	—	—
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)	(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)	(5.68)	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$17.51	23.59%	1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%	1.67%	1.67%	(1.59)%	$5,841	—
$9.65	(31.75)%	1.88%	1.88%	(1.81)%	$30,135	—
$14.14	26.14%	1.66%	1.63%	(1.56)%	$23,935	1,297	%(d)
$11.21	0.63%	1.87%	1.73%	(1.66)%	$10,496	—

$16.45	22.41%	2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%	2.67%	2.67%	(2.59)%	$389	—
$9.24	(32.46)%	2.88%	2.88%	(2.81)%	$260	—
$13.68	24.82%	2.66%	2.63%	(2.56)%	$639	1,297	%(d)
$10.96	(0.36)%	2.87%	2.73%	(2.66)%	$1,245	—

$12.70	33.52%	1.79%	1.79%	0.24%	$29,777	264%
$9.52	(12.74)%	1.82%	1.82%	0.12%	$15,469	122%
$10.92	(34.06)%	1.72%	1.72%	0.20%	$27,680	190%
$16.60	14.32%	1.66%	1.66%	0.28%	$46,541	137%
$14.53	18.13%	1.63%	1.63%	(0.24)%	$63,667	134%

$12.21	32.29%	2.79%	2.79%	(0.76)%	$3,484	264%
$9.23	(13.74)%	2.82%	2.82%	(0.88)%	$2,888	122%
$10.70	(34.68)%	2.72%	2.72%	(0.80)%	$1,373	190%
$16.38	13.12%	2.66%	2.66%	(0.72)%	$4,126	137%
$14.48	17.06%	2.63%	2.63%	(1.24)%	$6,993	134%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2014	$6.50	0.06	0.60 (c)	0.66	(0.01)	—	(0.01)
Year Ended July 31, 2013	$8.71	0.02	(2.17)	(2.15)	(0.06)	—	(0.06)
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Service Class
Year Ended July 31, 2014	$6.39	(0.01)	0.59 (c)	0.58	—	—	—
Year Ended July 31, 2013	$8.59	(0.07)	(2.13)	(2.20)	—	—	—
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
UltraChina ProFund
Investor Class
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (e)	—	— (e)
Service Class
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$7.15	10.14%	1.87%	1.87%		0.86%	$13,509	490%
$6.50	(24.88)%	1.85%	1.85%		0.25%	$12,069	68%
$8.71	(32.69)%	1.78%	1.78%		0.88%	$19,331	128%
$13.16	18.58%	1.66%	1.66%		0.50%	$30,002	88%
$11.15	39.78%	1.64%	1.64%		0.56%	$46,022	172%

$6.97	9.08%	2.87%	2.87%		(0.14)%	$697	490%
$6.39	(25.61)%	2.85%	2.85%		(0.75)%	$532	68%
$8.59	(33.35)%	2.78%	2.78%		(0.12)%	$925	128%
$12.93	17.44%	2.66%	2.66%		(0.50)%	$2,150	88%
$11.01	38.32%	2.64%	2.64%		(0.44)%	$3,821	172%

$13.55	56.29%	1.79%	1.79	%(d)	(0.60)%	$22,551	266%
$8.67	35.68%	1.91%	1.76%		(0.52)%	$9,993	202%
$6.39	(50.23)%	1.97%	1.73%		0.18%	$12,838	288%
$12.84	23.88%	1.77%	1.73%		(0.65)%	$19,688	216%
$10.46	5.45%	1.85%	1.71%		(0.72)%	$18,961	331%

$12.72	54.74%	2.79%	2.79	%(d)	(1.60)%	$2,265	266%
$8.22	34.09%	2.91%	2.76%		(1.52)%	$871	202%
$6.13	(50.64)%	2.97%	2.73%		(0.82)%	$440	288%
$12.42	22.56%	2.77%	2.73%		(1.65)%	$836	216%
$10.23	4.28%	2.85%	2.71%		(1.72)%	$1,041	331%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The expense ratio does not correlate with the applicable expense limits in place during the period due to the timing of the net expense accrual relative to the sales and purchases of fund shares during the period.

(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Capital Contributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	0.31	(c)
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—
Service Class
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	0.28	(c)
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—
Bear ProFund
Investor Class
Year Ended July 31, 2014	$12.58	(0.19)	(1.91)	(2.10)	—
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)	—
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—
Service Class
Year Ended July 31, 2014	$12.35	(0.31)	(1.84)	(2.15)	—
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)	—
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$14.66	17.37%		1.76%	1.76%	(1.74)%	$38,727	—
$12.49	123.43	%(c)	1.82%	1.77%	(1.73)%	$54,890	—
$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—
$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297	%(d)
$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(d)

$13.14	16.18%		2.76%	2.76%	(2.74)%	$780	—
$11.31	120.90	%(c)	2.82%	2.77%	(2.73)%	$1,030	—
$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—
$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297	%(d)
$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(d)

$10.48	(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
$12.58	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
$16.20	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—
$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297	%(d)
$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(d)

$10.20	(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
$12.35	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
$16.08	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—
$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297	%(d)
$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Small-Cap ProFund(c)
Investor Class
Year Ended July 31, 2014	$26.65	(0.42)	(2.86)	(3.28)
Year Ended July 31, 2013	$37.80	(0.55)	(10.60)	(11.15)
Year Ended July 31, 2012	$43.45	(0.70)	(4.95)	(5.65)
Year Ended July 31, 2011	$57.95	(0.80)	(13.70)	(14.50)
Year Ended July 31, 2010	$75.30	(1.15)	(16.20)	(17.35)
Service Class
Year Ended July 31, 2014	$27.20	(0.67)	(2.90)	(3.57)
Year Ended July 31, 2013	$38.95	(0.90)	(10.85)	(11.75)
Year Ended July 31, 2012	$45.10	(1.15)	(5.00)	(6.15)
Year Ended July 31, 2011	$60.70	(1.30)	(14.30)	(15.60)
Year Ended July 31, 2010	$79.80	(1.85)	(17.25)	(19.10)
Short NASDAQ-100 ProFund(c)
Investor Class
Year Ended July 31, 2014	$27.80	(0.41)	(6.52)	(6.93)
Year Ended July 31, 2013	$34.70	(0.55)	(6.35)	(6.90)
Year Ended July 31, 2012	$42.65	(0.65)	(7.30)	(7.95)
Year Ended July 31, 2011	$57.10	(0.75)	(13.70)	(14.45)
Year Ended July 31, 2010	$70.80	(1.00)	(12.70)	(13.70)
Service Class
Year Ended July 31, 2014	$26.50	(0.64)	(6.17)	(6.81)
Year Ended July 31, 2013	$33.45	(0.85)	(6.10)	(6.95)
Year Ended July 31, 2012	$41.65	(1.00)	(7.20)	(8.20)
Year Ended July 31, 2011	$56.30	(1.20)	(13.45)	(14.65)
Year Ended July 31, 2010	$70.45	(1.60)	(12.55)	(14.15)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$23.37	(12.31)%	2.10%	1.78%	(1.76)%	$14,261	—
$26.65	(29.50)%	2.61%	1.76%	(1.68)%	$9,669	—
$37.80	(13.00)%	2.21%	1.73%	(1.68)%	$6,534	—
$43.45	(25.02)%	1.95%	1.73%	(1.63)%	$14,709	—
$57.95	(23.04)%	2.00%	1.84%	(1.77)%	$7,854	—

$23.63	(12.97)%	3.10%	2.78%	(2.76)%	$1,501	—
$27.20	(30.30)%	3.61%	2.76%	(2.68)%	$3,014	—
$38.95	(13.64)%	3.21%	2.73%	(2.68)%	$1,535	—
$45.10	(25.70)%	2.95%	2.73%	(2.63)%	$667	—
$60.70	(23.93)%	3.00%	2.84%	(2.77)%	$18,870	—

$20.87	(24.93)%	2.05%	1.78%	(1.76)%	$12,146	—
$27.80	(19.88)%	1.95%	1.77%	(1.69)%	$3,664	—
$34.70	(18.64)%	2.00%	1.73%	(1.66)%	$3,469	—
$42.65	(25.31)%	1.92%	1.73%	(1.64)%	$13,386	1,297	%(d)
$57.10	(19.35)%	1.83%	1.71%	(1.64)%	$6,488	1,298	%(d)

$19.69	(25.70)%	3.05%	2.78%	(2.76)%	$865	—
$26.50	(20.78)%	2.94%	2.76%	(2.68)%	$297	—
$33.45	(19.69)%	3.00%	2.73%	(2.66)%	$577	—
$41.65	(25.96)%	2.92%	2.73%	(2.64)%	$2,450	1,297	%(d)
$56.30	(20.16)%	2.83%	2.71%	(2.64)%	$257	1,298	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraBear ProFund
Investor Class
Year Ended July 31, 2014	$9.84	(0.13)	(2.84)	(2.97)	$6.87
Year Ended July 31, 2013(c)	$16.52	(0.22)	(6.46)	(6.68)	$9.84
Year Ended July 31, 2012(c)	$24.00	(0.36)	(7.12)	(7.48)	$16.52
Year Ended July 31, 2011(c)	$37.24	(0.44)	(12.80)	(13.24)	$24.00
Year Ended July 31, 2010(c)	$54.76	(0.64)	(16.88)	(17.52)	$37.24
Service Class
Year Ended July 31, 2014	$9.50	(0.21)	(2.72)	(2.93)	$6.57
Year Ended July 31, 2013(c)	$16.12	(0.33)	(6.29)	(6.62)	$9.50
Year Ended July 31, 2012(c)	$23.64	(0.56)	(6.96)	(7.52)	$16.12
Year Ended July 31, 2011(c)	$37.04	(0.72)	(12.68)	(13.40)	$23.64
Year Ended July 31, 2010(c)	$54.88	(1.08)	(16.76)	(17.84)	$37.04
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2014	$8.63	(0.12)	(2.19)	(2.31)	$6.32
Year Ended July 31, 2013(e)	$16.45	(0.20)	(7.62)	(7.82)	$8.63
Year Ended July 31, 2012(e)	$22.19	(0.35)	(5.39)	(5.74)	$16.45
Year Ended July 31, 2011(e)	$39.06	(0.42)	(16.45)	(16.87)	$22.19
Year Ended July 31, 2010(e)	$70.42	(0.84)	(30.52)	(31.36)	$39.06
Service Class
Year Ended July 31, 2014	$8.21	(0.19)	(2.07)	(2.26)	$5.95
Year Ended July 31, 2013(e)	$15.82	(0.31)	(7.30)	(7.61)	$8.21
Year Ended July 31, 2012(e)	$21.49	(0.56)	(5.11)	(5.67)	$15.82
Year Ended July 31, 2011(e)	$38.15	(0.70)	(15.96)	(16.66)	$21.49
Year Ended July 31, 2010(e)	$69.51	(1.33)	(30.03)	(31.36)	$38.15

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(30.18)%	1.67%	1.67%	(1.65)%	$21,555	—
(40.44)%	1.74%	1.74%	(1.66)%	$19,560	—
(31.17)%	1.69%	1.69%	(1.64)%	$28,402	—
(35.55)%	1.64%	1.64%	(1.55)%	$43,304	1,297	%(d)
(31.99)%	1.62%	1.62%	(1.54)%	$73,551	1,300	%(d)

(30.84)%	2.67%	2.67%	(2.65)%	$594	—
(41.07)%	2.75%	2.75%	(2.67)%	$1,222	—
(31.81)%	2.67%	2.67%	(2.62)%	$701	—
(36.18)%	2.64%	2.64%	(2.55)%	$3,433	1,297	%(d)
(32.51)%	2.62%	2.62%	(2.54)%	$5,668	1,300	%(d)

(26.88)%	2.76%	1.78%	(1.76)%	$1,947	—
(47.54)%	2.73%	1.76%	(1.68)%	$3,158	—
(25.87)%	2.51%	1.73%	(1.69)%	$2,710	—
(43.09)%	2.70%	1.73%	(1.65)%	$5,956	—
(44.63)%	2.24%	1.85%	(1.78)%	$3,203	—

(27.53)%	3.76%	2.78%	(2.76)%	$141	—
(48.10)%	3.73%	2.76%	(2.68)%	$170	—
(26.38)%	3.51%	2.73%	(2.69)%	$352	—
(43.67)%	3.70%	2.73%	(2.65)%	$659	—
(45.12)%	3.24%	2.85%	(2.78)%	$353	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.
(e)	As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund(c)
Investor Class
Year Ended July 31, 2014	$34.56	(0.49)	(7.61)	(8.10)	—	—
Year Ended July 31, 2013	$69.04	(0.80)	(33.68)	(34.48)	—	—
Year Ended July 31, 2012(d)	$101.20	(1.36)	(30.80)	(32.16)	—	—
Year Ended July 31, 2011(d)	$182.80	(2.00)	(79.60)	(81.60)	—	—
Year Ended July 31, 2010(d)	$329.20	(3.60)	(142.80)	(146.40)	—	—
Service Class
Year Ended July 31, 2014	$34.48	(0.77)	(7.58)	(8.35)	—	—
Year Ended July 31, 2013	$69.76	(1.28)	(34.00)	(35.28)	—	—
Year Ended July 31, 2012(d)	$103.20	(2.32)	(31.12)	(33.44)	—	—
Year Ended July 31, 2011(d)	$188.00	(3.20)	(81.60)	(84.80)	—	—
Year Ended July 31, 2010(d)	$342.40	(6.00)	(148.40)	(154.40)	—	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2014	$9.82	(0.16)	(1.86)	(2.02)	—	—
Year Ended July 31, 2013(f)	$15.60	(0.22)	(5.56)	(5.78)	—	—
Year Ended July 31, 2012(f)	$22.02	(0.33)	(6.09)	(6.42)	—	—
Year Ended July 31, 2011(f)	$33.48	(0.42)	(11.04)	(11.46)	—	—
Year Ended July 31, 2010(f)	$52.11	(0.66)	(17.94)	(18.60)	(0.03)	(0.03)
Service Class
Year Ended July 31, 2014	$9.29	(0.25)	(1.75)	(2.00)	—	—
Year Ended July 31, 2013(f)	$14.91	(0.34)	(5.28)	(5.62)	—	—
Year Ended July 31, 2012(f)	$21.27	(0.51)	(5.85)	(6.36)	—	—
Year Ended July 31, 2011(f)	$32.70	(0.69)	(10.74)	(11.43)	—	—
Year Ended July 31, 2010(f)	$51.36	(0.99)	(17.64)	(18.63)	(0.03)	(0.03)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.46	(23.44)%	1.93%	1.78%	(1.76)%	$15,326	—
$34.56	(49.94)%	1.99%	1.77%	(1.70)%	$20,574	—
$69.04	(31.78)%	2.05%	1.73%	(1.68)%	$15,298	—
$101.20	(44.64)%	1.93%	1.73%	(1.63)%	$11,983	1,297	%(e)
$182.80	(44.40)%	1.86%	1.66%	(1.59)%	$34,025	1,300	%(e)

$26.13	(24.22)%	2.93%	2.78%	(2.76)%	$1,934	—
$34.48	(50.57)%	2.99%	2.77%	(2.70)%	$2,200	—
$69.76	(32.40)%	3.05%	2.73%	(2.68)%	$906	—
$103.20	(45.11)%	2.93%	2.73%	(2.63)%	$2,023	1,297	%(e)
$188.00	(45.09)%	2.86%	2.66%	(2.59)%	$4,430	1,300	%(e)

$7.80	(20.57)%	2.49%	1.78%	(1.77)%	$3,661	—
$9.82	(37.05)%	2.60%	1.77%	(1.68)%	$4,591	—
$15.60	(29.16)%	2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%	2.05%	1.73%	(1.64)%	$10,275	—
$33.48	(35.64)%	1.87%	1.80%	(1.72)%	$9,392	—

$7.29	(21.53)%	3.49%	2.78%	(2.77)%	$412	—
$9.29	(37.69)%	3.60%	2.77%	(2.68)%	$330	—
$14.91	(29.90)%	3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%	3.05%	2.73%	(2.64)%	$1,264	—
$32.70	(36.28)%	2.87%	2.80%	(2.72)%	$1,231	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.
(d)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(e)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(f)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort NASDAQ-100 ProFund(c)
Investor Class
Year Ended July 31, 2014	$28.90	(0.36)	(11.92)	(12.28)	$16.62
Year Ended July 31, 2013	$43.70	(0.60)	(14.20)	(14.80)	$28.90
Year Ended July 31, 2012(d)	$67.75	(1.00)	(23.05)	(24.05)	$43.70
Year Ended July 31, 2011(d)	$121.50	(1.50)	(52.25)	(53.75)	$67.75
Year Ended July 31, 2010(d)	$191.00	(2.25)	(67.25)	(69.50)	$121.50
Service Class
Year Ended July 31, 2014	$29.45	(0.56)	(12.15)	(12.71)	$16.74
Year Ended July 31, 2013	$44.95	(1.00)	(14.50)	(15.50)	$29.45
Year Ended July 31, 2012(d)	$70.50	(1.65)	(23.90)	(25.55)	$44.95
Year Ended July 31, 2011(d)	$127.50	(2.25)	(54.75)	(57.00)	$70.50
Year Ended July 31, 2010(d)	$202.50	(4.00)	(71.00)	(75.00)	$127.50
UltraShort International ProFund(f)
Investor Class
Year Ended July 31, 2014	$33.12	(0.49)	(8.96)	(9.45)	$23.67
Year Ended July 31, 2013	$56.08	(0.72)	(22.24)	(22.96)	$33.12
Year Ended July 31, 2012	$59.76	(1.04)	(2.64)	(3.68)	$56.08
Year Ended July 31, 2011	$94.08	(1.20)	(33.12)	(34.32)	$59.76
Year Ended July 31, 2010	$131.04	(1.92)	(35.04)	(36.96)	$94.08
Service Class
Year Ended July 31, 2014	$31.84	(0.76)	(8.54)	(9.30)	$22.54
Year Ended July 31, 2013	$54.56	(1.12)	(21.60)	(22.72)	$31.84
Year Ended July 31, 2012	$58.72	(1.68)	(2.48)	(4.16)	$54.56
Year Ended July 31, 2011	$93.36	(1.92)	(32.72)	(34.64)	$58.72
Year Ended July 31, 2010	$131.36	(2.96)	(35.04)	(38.00)	$93.36

	Ratios to Average Net Assets				Supplemental Data
Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(42.49)%	1.96%	1.78%		(1.76)%	$8,261	—
(33.87)%	1.88%	1.76%		(1.68)%	$10,353	—
(35.50)%	1.94%	1.87%		(1.82)%	$17,181	—
(44.24)%	1.77%	1.77%		(1.68)%	$19,242	1,297	%(e)
(36.39)%	1.73%	1.73%		(1.66)%	$31,146	1,300	%(e)

(43.16)%	2.96%	2.78%		(2.76)%	$853	—
(34.48)%	2.84%	2.72%		(2.64)%	$514	—
(36.24)%	2.91%	2.84%		(2.79)%	$527	—
(44.71)%	2.77%	2.77%		(2.68)%	$511	1,297	%(e)
(37.04)%	2.73%	2.73%		(2.66)%	$622	1,300	%(e)

(28.53)%	2.62%	1.86%		(1.85)%	$8,052	—
(40.94)%	1.91%	1.89%		(1.80)%	$4,001	—
(6.28)%	1.75%	1.74	%(g)	(1.68)%	$14,925	—
(36.39)%	1.84%	1.84%		(1.76)%	$12,391	—
(28.21)%	1.91%	1.89%		(1.80)%	$13,924	—

(29.21)%	3.62%	2.86%		(2.85)%	$1,280	—
(41.64)%	2.91%	2.89%		(2.80)%	$2,013	—
(7.08)%	2.75%	2.74	%(g)	(2.68)%	$2,252	—
(37.10)%	2.84%	2.84%		(2.76)%	$1,179	—
(28.93)%	2.91%	2.89%		(2.80)%	$1,652	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.
(d)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(e)	Changes in the portfolio turnover rates are primarily driven by timing of purchase and sale of long-term treasuries.
(f)	As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.
(g)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2014	$11.96	(0.18)	(4.05)	(4.23)	$7.73
Year Ended July 31, 2013	$12.12	(0.19)	0.03 (c)	(0.16)	$11.96
Year Ended July 31, 2012(d)	$12.10	(0.21)	0.23	0.02	$12.12
Year Ended July 31, 2011(d)	$16.80	(0.20)	(4.50)	(4.70)	$12.10
Year Ended July 31, 2010(d)	$28.20	(0.30)	(11.10)	(11.40)	$16.80
Service Class
Year Ended July 31, 2014	$11.62	(0.28)	(3.91)	(4.19)	$7.43
Year Ended July 31, 2013	$11.89	(0.31)	0.04 (c)	(0.27)	$11.62
Year Ended July 31, 2012(d)	$11.90	(0.34)	0.33	(0.01)	$11.89
Year Ended July 31, 2011(d)	$16.80	(0.30)	(4.60)	(4.90)	$11.90
Year Ended July 31, 2010(d)	$28.50	(0.50)	(11.20)	(11.70)	$16.80
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)	$12.67
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	$17.16
Year Ended July 31, 2012(d)	$15.70	(0.26)	(0.34)	(0.60)	$15.10
Year Ended July 31, 2011(d)	$22.80	(0.30)	(6.80)	(7.10)	$15.70
Year Ended July 31, 2010(d)	$49.00	(0.50)	(25.70)	(26.20)	$22.80
Service Class
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)	$11.87
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	$16.22
Year Ended July 31, 2012(d)	$15.10	(0.42)	(0.25)	(0.67)	$14.43
Year Ended July 31, 2011(d)	$22.30	(0.50)	(6.70)	(7.20)	$15.10
Year Ended July 31, 2010(d)	$48.20	(0.80)	(25.10)	(25.90)	$22.30

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(35.37)%	1.86%	1.78%	(1.77)%	$3,986	—
(1.32)%	2.08%	1.77%	(1.70)%	$15,807	—
0.17%	2.27%	1.73%	(1.68)%	$8,604	—
(27.98)%	1.85%	1.73%	(1.64)%	$4,346	—
(40.43)%	2.07%	1.78%	(1.69)%	$5,356	1,298	%(e)

(36.06)%	2.86%	2.78%	(2.77)%	$1,729	—
(2.27)%	3.08%	2.77%	(2.70)%	$861	—
(0.08)%	3.27%	2.73%	(2.68)%	$321	—
(29.17)%	2.85%	2.73%	(2.64)%	$813	—
(41.05)%	3.07%	2.78%	(2.69)%	$2,365	1,298	%(e)

(26.17)%	2.42%	1.78%	(1.77)%	$2,892	—
13.64%	2.47%	1.76%	(1.68)%	$6,768	—
(3.82)%	2.50%	1.73%	(1.67)%	$4,796	—
(31.14)%	2.91%	1.73%	(1.64)%	$3,153	—
(53.47)%	2.30%	1.71%	(1.63)%	$3,699	—

(26.82)%	3.42%	2.78%	(2.77)%	$86	—
12.40%	3.47%	2.76%	(2.68)%	$209	—
(4.44)%	3.50%	2.73%	(2.67)%	$316	—
(31.98)%	3.91%	2.73%	(2.64)%	$222	—
(53.94)%	3.30%	2.71%	(2.63)%	$407	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort China ProFund(c)
Investor Class
Year Ended July 31, 2014	$34.80	(0.42)	(16.61)	(17.03)	$17.77
Year Ended July 31, 2013	$57.30	(0.80)	(21.70)	(22.50)	$34.80
Year Ended July 31, 2012	$46.20	(0.90)	12.00	11.10	$57.30
Year Ended July 31, 2011	$72.40	(0.90)	(25.30)	(26.20)	$46.20
Year Ended July 31, 2010	$110.80	(1.50)	(36.90)	(38.40)	$72.40
Service Class
Year Ended July 31, 2014	$33.00	(0.66)	(15.66)	(16.32)	$16.68
Year Ended July 31, 2013	$55.00	(1.20)	(20.80)	(22.00)	$33.00
Year Ended July 31, 2012	$44.80	(1.40)	11.60	10.20	$55.00
Year Ended July 31, 2011	$70.90	(1.40)	(24.70)	(26.10)	$44.80
Year Ended July 31, 2010	$109.10	(2.40)	(35.80)	(38.20)	$70.90
UltraShort Japan ProFund(d)
Investor Class
Year Ended July 31, 2014	$38.10	(0.52)	(12.46)	(12.98)	$25.12
Year Ended July 31, 2013	$115.55	(1.00)	(76.45)	(77.45)	$38.10
Year Ended July 31, 2012	$106.90	(1.95)	10.60	8.65	$115.55
Year Ended July 31, 2011	$136.75	(2.00)	(27.85)	(29.85)	$106.90
Year Ended July 31, 2010	$137.55	(2.15)	1.35	(0.80)	$136.75
Service Class
Year Ended July 31, 2014	$36.70	(0.78)	(11.95)	(12.73)	$23.97
Year Ended July 31, 2013	$112.45	(1.50)	(74.25)	(75.75)	$36.70
Year Ended July 31, 2012	$104.95	(3.15)	10.65	7.50	$112.45
Year Ended July 31, 2011	$135.60	(3.15)	(27.50)	(30.65)	$104.95
Year Ended July 31, 2010	$137.75	(3.45)	1.30	(2.15)	$135.60

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(48.94)%	3.05%	1.78%	(1.77)%	$1,763	—
(39.27)%	2.83%	1.76%	(1.68)%	$1,980	—
24.29%	2.56%	1.73%	(1.67)%	$4,349	—
(36.33)%	2.68%	1.73%	(1.64)%	$1,801	—
(34.66)%	2.78%	1.80%	(1.71)%	$4,365	—

(49.45)%	4.05%	2.78%	(2.77)%	$50	—
(40.00)%	3.83%	2.76%	(2.68)%	$108	—
22.77%	3.56%	2.73%	(2.67)%	$151	—
(36.81)%	3.63%	2.68%	(2.59)%	$232	—
(35.01)%	3.76%	2.78%	(2.69)%	$460	—

(34.04)%	2.49%	1.78%	(1.77)%	$1,987	—
(67.03)%	2.50%	1.77%	(1.71)%	$8,460	—
8.09%	3.25%	1.73%	(1.69)%	$2,170	—
(21.83)%	2.61%	1.73%	(1.65)%	$1,570	—
(0.58)%	2.47%	1.70%	(1.65)%	$5,137	—

(34.66)%	3.49%	2.78%	(2.77)%	$38	—
(67.36)%	3.50%	2.77%	(2.71)%	$224	—
7.10%	4.25%	2.73%	(2.69)%	$38	—
(22.57)%	3.61%	2.73%	(2.65)%	$59	—
(1.56)%	3.47%	2.70%	(2.65)%	$353	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.
(d)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	—		—
Year Ended July 31, 2013(c)	$14.58	(0.10)	11.63	11.53	—		—
Year Ended July 31, 2012(c)	$16.20	(0.03)	(1.59)	(1.62)	—		—
Year Ended July 31, 2011(c)	$18.60	(0.18)	(2.22)	(2.40)	—		—
Year Ended July 31, 2010(c)	$16.89	(0.24)	1.95	1.71	—	(d)	—	(d)
Service Class
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	—		—
Year Ended July 31, 2013(c)	$14.34	(0.29)	11.41	11.12	—		—
Year Ended July 31, 2012(c)	$16.11	(0.18)	(1.59)	(1.77)	—		—
Year Ended July 31, 2011(c)	$18.69	(0.36)	(2.22)	(2.58)	—		—
Year Ended July 31, 2010(c)	$17.13	(0.42)	1.98	1.56	—		—
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	—		—
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	—		—
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)	—		—
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71	—		—
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	—	(d)	—	(d)
Service Class
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	—		—
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	—		—
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)	—		—
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80	—		—
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$28.29	8.35%	1.75%	1.75%	(0.44)%	$11,492	173%
$26.11	79.08%	1.79%	1.75%	(0.49)%	$32,633	210%
$14.58	(10.00)%	1.90%	1.73%	(0.32)%	$14,303	254%
$16.20	(12.90)%	1.89%	1.73%	(0.93)%	$14,575	474%
$18.60	10.13%	1.94%	1.71%	(1.12)%	$15,082	800%

$27.32	7.31%	2.75%	2.75%	(1.44)%	$559	173%
$25.46	77.55%	2.79%	2.75%	(1.49)%	$3,002	210%
$14.34	(10.99)%	2.90%	2.73%	(1.32)%	$807	254%
$16.11	(13.80)%	2.89%	2.73%	(1.93)%	$685	474%
$18.69	9.11%	2.94%	2.71%	(2.12)%	$1,130	800%

$57.89	32.17%	1.74%	1.74%	(0.41)%	$23,921	110%
$43.80	18.03%	1.84%	1.83%	0.16%	$9,012	196%
$37.11	(27.04)%	1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%	1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%	1.76%	1.73%	(0.32)%	$25,070	331%

$54.13	30.87%	2.74%	2.74%	(1.41)%	$2,940	110%
$41.36	16.87%	2.84%	2.83%	(0.84)%	$1,569	196%
$35.39	(27.79)%	2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%	2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%	2.76%	2.73%	(1.32)%	$3,639	331%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund(c)
Investor Class
Year Ended July 31, 2014	$44.22	(0.54)	17.05	16.51	—	(5.53)	(5.53)
Year Ended July 31, 2013	$22.02	(0.38)	22.58	22.20	—	—	—
Year Ended July 31, 2012	$15.49	(0.24)	6.77	6.53	—	—	—
Year Ended July 31, 2011	$12.28	(0.26)	3.47	3.21	—	—	—
Year Ended July 31, 2010	$13.83	(0.23)	(1.32)	(1.55)	—	—	—
Service Class
Year Ended July 31, 2014	$38.94	(0.97)	14.87	13.90	—	(5.53)	(5.53)
Year Ended July 31, 2013	$19.59	(0.68)	20.03	19.35	—	—	—
Year Ended July 31, 2012	$13.92	(0.39)	6.06	5.67	—	—	—
Year Ended July 31, 2011	$11.14	(0.39)	3.17	2.78	—	—	—
Year Ended July 31, 2010	$12.66	(0.36)	(1.16)	(1.52)	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	—	(0.04)
Service Class
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$55.20	39.92%	1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%	1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%	2.00%	1.73%	(1.36)%	$21,019	37%
$15.49	26.13%	1.97%	1.87%	(1.80)%	$9,779	297%
$12.28	(11.16)%	1.92%	1.92%	(1.78)%	$7,700	762%

$47.31	38.54%	2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%	2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%	3.00%	2.73%	(2.36)%	$1,625	37%
$13.92	24.93%	2.97%	2.87%	(2.80)%	$767	297%
$11.14	(11.99)%	2.92%	2.92%	(2.78)%	$701	762%

$72.19	9.74%	1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%	2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%	2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%	3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%	2.87%	1.72%	0.36%	$2,417	1,128%

$67.86	8.70%	2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%	3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%	3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%	4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%	3.87%	2.72%	(0.64)%	$729	1,128%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34	6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87	8.71	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35	5.16	—	—
Service Class
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97	5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44	8.00	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18	4.76	—	—
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)	(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28	0.24	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15	1.10	—	—
Service Class
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)	(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27	0.16	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09	0.97	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$66.74	19.02%	1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%	1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%	2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%	2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%	2.79%	1.72%	(0.83)%	$2,216	857%

$60.97	17.84%	2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%	2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%	3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%	3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%	3.79%	2.72%	(1.83)%	$251	857%

$12.93	14.32%	1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%	1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%	2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%	2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%	2.11%	1.71%	(0.72)%	$9,630	476%

$11.56	13.22%	2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%	2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%	3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%	3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%	3.11%	2.71%	(1.72)%	$968	476%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49
Service Class
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96
Year Ended July 31, 2012	$34.82	(0.13)	1.48	1.35
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02
Service Class
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49
Year Ended July 31, 2012	$33.13	(0.46)	1.42	0.96
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$38.48	28.91%	1.74%	1.74%	(0.66)%	$42,073	156%
$29.85	55.96%	1.86%	1.76%	(0.45)%	$26,329	132%
$19.14	20.15%	2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%	2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%	2.35%	1.71%	(0.40)%	$3,083	674%

$34.30	27.65%	2.74%	2.74%	(1.66)%	$3,690	156%
$26.87	54.43%	2.86%	2.76%	(1.45)%	$3,804	132%
$17.40	19.02%	3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%	3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%	3.35%	2.71%	(1.40)%	$363	674%

$63.87	20.21%	1.86%	1.74%	(0.47)%	$9,281	365%
$53.13	46.89%	1.88%	1.77%	(0.43)%	$17,186	245%
$36.17	3.88%	2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%	1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%	2.57%	1.72%	(0.27)%	$2,796	914%

$59.01	19.02%	2.86%	2.74%	(1.47)%	$1,763	365%
$49.58	45.44%	2.88%	2.77%	(1.43)%	$1,164	245%
$34.09	2.87%	3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%	2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%	3.57%	2.72%	(1.27)%	$2,229	914%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$29.25	(0.50)	8.38	7.88	(2.21)	(2.21)
Year Ended July 31, 2013(c)	$19.65	(0.37)	11.87	11.50	(1.90)	(1.90)
Year Ended July 31, 2012(c)	$20.89	(0.29)	(0.95)	(1.24)	—	—
Year Ended July 31, 2011(c)	$13.86	(0.23)	7.90	7.67	(0.64)	(0.64)
Year Ended July 31, 2010(c)	$10.05	(0.20)	4.01	3.81	—	—
Service Class
Year Ended July 31, 2014	$25.25	(0.80)	7.29	6.49	(2.21)	(2.21)
Year Ended July 31, 2013(c)	$17.36	(0.57)	10.36	9.79	(1.90)	(1.90)
Year Ended July 31, 2012(c)	$18.64	(0.46)	(0.82)	(1.28)	—	—
Year Ended July 31, 2011(c)	$12.53	(0.41)	7.16	6.75	(0.64)	(0.64)
Year Ended July 31, 2010(c)	$9.18	(0.32)	3.67	3.35	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$43.30	(0.84)	12.14	11.30	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68	14.05	—	—
Year Ended July 31, 2012(d)	$25.30	(0.35)	4.30	3.95	—	—
Year Ended July 31, 2011(d)	$23.40	(0.40)	2.30	1.90	—	—
Year Ended July 31, 2010(d)	$20.50	(0.30)	3.20	2.90	—	—
Service Class
Year Ended July 31, 2014	$37.89	(1.29)	5.47	4.18	—	—
Year Ended July 31, 2013	$25.87	(0.96)	12.98	12.02	—	—
Year Ended July 31, 2012(d)	$22.60	(0.55)	3.82	3.27	—	—
Year Ended July 31, 2011(d)	$21.10	(0.60)	2.10	1.50	—	—
Year Ended July 31, 2010(d)	$18.60	(0.50)	3.00	2.50	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
—		$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
—		$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%
—		$20.89	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%
—		$13.86	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%

—		$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
—		$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
—		$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%
—		$18.64	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%
—		$12.53	36.56%		2.78%	2.77%	(2.58)%	$732	622%

—		$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
—		$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
—		$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%
—		$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%
—		$23.40	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%

5.23	(e)	$47.30	24.84	%(e)	2.99%	2.78%	(2.67)%	$277	298%
—		$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
—		$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%
—		$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%
—		$21.10	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(d)         As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

(e)          The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56
Service Class
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21
Service Class
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$62.53	26.66%	1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%	1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%	1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%	1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%	1.69%	1.69%	(0.23)%	$36,182	81%

$54.42	25.39%	2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%	2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%	2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%	2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%	2.69%	2.69%	(1.23)%	$3,121	81%

$31.33	38.63%	1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%	1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%	1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%	1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%	1.86%	1.80%	(0.98)%	$12,342	749%

$28.95	37.33%	2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%	2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%	2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%	2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%	2.86%	2.80%	(1.98)%	$1,704	749%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$17.03	— (c)	4.13	4.13	—	(0.32)	(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (c)	—	— (c)
Service Class
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)	(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (c)	—	— (c)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$12.88	(0.04)	1.53	1.49	—	—	—
Year Ended July 31, 2013	$24.80	(0.12)	(11.80)	(11.92)	—	—	—
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Service Class
Year Ended July 31, 2014	$11.86	(0.16)	1.39	1.23	—	—	—
Year Ended July 31, 2013	$23.05	(0.33)	(10.86)	(11.19)	—	—	—
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$20.84	24.61%	1.74%	1.74%	— (d)	$19,602	92%
$17.03	39.19%	1.85%	1.76%	0.29%	$8,891	82%
$12.30	31.63%	2.04%	1.73%	0.43%	$8,253	236%
$9.36	26.41%	2.44%	1.73%	0.64%	$6,505	381%
$7.48	8.59%	2.50%	1.72%	0.49%	$1,733	922%

$19.30	23.29%	2.74%	2.74%	(1.00)%	$6,709	92%
$15.96	37.88%	2.85%	2.76%	(0.71)%	$4,830	82%
$11.58	29.97%	3.04%	2.73%	(0.57)%	$6,780	236%
$8.90	25.32%	3.44%	2.73%	(0.36)%	$1,003	381%
$7.11	7.56%	3.49%	2.71%	(0.50)%	$184	922%

$14.37	11.57%	1.75%	1.75%	(0.34)%	$26,134	177%
$12.88	(48.06)%	1.81%	1.81%	(0.59)%	$29,804	104	%(e)
$24.80	(38.67)%	1.77%	1.77%	(1.71)%	$27,846	—
$40.43	25.63%	1.63%	1.63%	(1.54)%	$48,159	1,297	%(f)
$32.19	18.96%	1.63%	1.63%	(1.54)%	$51,063	1,300	%(f)

$13.09	10.37%	2.74%	2.74%	(1.33)%	$1,809	177%
$11.86	(48.55)%	2.80%	2.80%	(1.58)%	$2,773	104	%(e)
$23.05	(39.29)%	2.77%	2.77%	(2.71)%	$3,222	—
$37.97	24.33%	2.63%	2.63%	(2.54)%	$15,315	1,297	%(f)
$30.53	17.82%	2.63%	2.63%	(2.54)%	$10,906	1,300	%(f)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

(d)  Amount is less than 0.005%.

(e)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

(f)  The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)		(0.08)
Service Class
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—		—
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03)		(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(c)	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(d)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—		—
Service Class
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$34.24	15.90%	1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%	1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%	1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%	1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%	1.84%	1.72%	1.07%	$23,289	469%

$33.44	14.76%	2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%	2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%	2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%	2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%	2.84%	2.72%	0.07%	$3,770	469%

$24.93	53.55%	1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%	2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%	2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%	1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%	1.94%	1.71%	(0.50)%	$12,321	888%

$22.04	52.00%	2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%	3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%	3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%	2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%	2.94%	2.71%	(1.50)%	$467	888%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.

(d)  Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$38.64	(0.45)	16.55		16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09		3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60		3.27	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81		6.53	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29		4.02	—	—
Service Class
Year Ended July 31, 2014	$34.60	(0.88)	14.80		13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68		3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31		2.67	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30		5.74	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01		3.51	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$19.41	0.09	2.49	(d)	2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21	(d)	1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75		4.96	(0.35)	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74		3.03	(0.60)	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42		0.77	(0.13)	(0.13)
Service Class
Year Ended July 31, 2014	$18.71	(0.11)	2.41	(d)	2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17	(d)	1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58		4.65	(0.06)	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60		2.76	(0.44)	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39		0.64	(0.07)	(0.07)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$54.74	41.67%	1.80%	1.78%		(0.98)%	$27,673	322%
$38.64	11.16%	1.95%	1.75%		(0.58)%	$4,162	168%
$34.76	10.35%	1.89%	1.74	%(c)	(1.01)%	$13,144	111%
$31.49	26.20%	1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%	2.07%	1.71%		(1.09)%	$7,514	467%

$48.52	40.23%	2.80%	2.78%		(1.98)%	$5,292	322%
$34.60	10.02%	2.95%	2.75%		(1.58)%	$971	168%
$31.45	9.28%	2.89%	2.74	%(c)	(2.01)%	$733	111%
$28.78	24.91%	2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%	3.07%	2.71%		(2.09)%	$2,661	467%

$21.88	13.34%	2.41%	1.78%		0.43%	$6,498	664%
$19.41	7.17%	2.07%	1.75%		0.39%	$3,908	307%
$18.32	37.11%	2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%	2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%	2.96%	1.72%		3.26%	$1,771	1,716%

$21.01	12.29%	3.41%	2.78%		(0.57)%	$1,295	664%
$18.71	6.01%	3.06%	2.74%		(0.60)%	$563	307%
$17.65	35.75%	3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%	3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%	3.96%	2.72%		2.26%	$702	1,716%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78 (c)	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	(0.09)
Service Class
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70 (c)	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2014	$6.57	(0.10)	(1.11)	(1.21)	—	—
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—
Service Class
Year Ended July 31, 2014	$6.60	(0.17)	(1.10)	(1.27)	—	—
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$29.23	10.22%	1.77%	1.74%	0.90%	$24,093	294%
$26.87	13.09%	2.16%	1.76%	1.10%	$17,305	307%
$24.39	23.57%	1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%	1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%	2.10%	1.79%	1.01%	$16,728	1,120%

$27.95	9.11%	2.77%	2.74%	(0.10)%	$2,283	294%
$25.74	11.99%	3.15%	2.75%	0.11%	$801	307%
$23.23	22.46%	2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%	2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%	3.10%	2.79%	0.01%	$1,717	1,120%

$5.36	(18.42)%	2.60%	1.78%	(1.76)%	$3,494	—
$6.57	(20.17)%	2.65%	1.76%	(1.68)%	$998	—
$8.23	(4.75)%	3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%	2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%	2.07%	1.75%	(1.63)%	$99,034	—

$5.33	(19.24)%	3.60%	2.78%	(2.76)%	$38	—
$6.60	(20.67)%	3.63%	2.74%	(2.66)%	$570	—
$8.32	(5.56)%	3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%	3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%	3.01%	2.69%	(2.57)%	$7	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2014	$9.20	(0.15)	(1.64)	(1.79)	—	—
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07	—	—
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—
Service Class
Year Ended July 31, 2014	$9.62	(0.24)	(1.70)	(1.94)	—	—
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09	—	—
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—
Short Real Estate ProFund(c)
Investor Class
Year Ended July 31, 2014	$25.85	(0.45)	(3.21)	(3.66)	—	—
Year Ended July 31, 2013	$28.60	(0.45)	(2.30)	(2.75)	—	—
Year Ended July 31, 2012	$35.90	(0.60)	(6.70)	(7.30)	—	—
Year Ended July 31, 2011	$46.25	(0.75)	(9.60)	(10.35)	—	—
Year Ended July 31, 2010	$79.80	(0.90)	(32.55)	(33.45)	(0.10)	(0.10)
Service Class
Year Ended July 31, 2014	$24.50	(0.69)	(2.97)	(3.66)	—	—
Year Ended July 31, 2013	$27.40	(0.70)	(2.20)	(2.90)	—	—
Year Ended July 31, 2012	$34.70	(0.90)	(6.40)	(7.30)	—	—
Year Ended July 31, 2011	$45.10	(1.15)	(9.25)	(10.40)	—	—
Year Ended July 31, 2010	$78.55	(1.50)	(31.85)	(33.35)	(0.10)	(0.10)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$7.41	(19.46)%	1.87%	1.78%		(1.76)%	$2,744	—
$9.20	29.03%	2.09%	1.77%		(1.70)%	$12,184	—
$7.13	17.08%	2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%	2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%	1.98%	1.88%		(1.79)%	$23,232	—

$7.68	(20.17)%	2.87%	2.78%		(2.76)%	$5,531	—
$9.62	27.76%	3.09%	2.77%		(2.70)%	$394	—
$7.53	16.20%	3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%	3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%	2.85%	2.75%		(2.66)%	$114	—

$22.19	(14.16)%	2.28%	1.78%		(1.76)%	$870	—
$25.85	(9.62)%	2.52%	1.76%		(1.70)%	$4,753	—
$28.60	(20.45)%	2.37%	1.73%		(1.69)%	$3,078	—
$35.90	(22.27)%	2.09%	1.99	%(d)	(1.88)%	$4,102	—
$46.25	(41.94)%	1.77%	1.77%		(1.67)%	$19,170	1,298	%(e)

$20.84	(14.98)%	3.28%	2.78%		(2.76)%	$18	—
$24.50	(10.58)%	3.52%	2.76%		(2.70)%	$164	—
$27.40	(21.04)%	3.37%	2.73%		(2.69)%	$103	—
$34.70	(23.06)%	3.09%	2.99	%(d)	(2.88)%	$135	—
$45.10	(42.48)%	2.73%	2.73%		(2.63)%	$288	1,298	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.
(d)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)	Changes in the portfolio turnover rates are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2014	$42.28	0.12	4.36 (c)	4.48	(0.02)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—	—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	— (d)	— (d)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	(0.34)
Service Class
Year Ended July 31, 2014	$40.94	(0.29)	4.10 (c)	3.81	— (d)	— (d)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—	—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—	—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	(0.06)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—	—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—	—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—	—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—
Service Class
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—	—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—	—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—	—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$46.74	10.62%	1.40%	1.40%	0.29%	$21,575	3,503%
$42.28	(20.94)%	1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%	1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%	1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%	1.37%	1.37%	0.85%	$43,263	4,717%

$44.75	9.32%	2.40%	2.40%	(0.71)%	$16,258	3,503%
$40.94	(21.81)%	2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%	2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%	2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%	2.37%	2.37%	(0.15)%	$10,323	4,717%

$17.08	(5.43)%	1.65%	1.65%	(1.64)%	$24,053	—
$18.06	4.57%	1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%	1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%	1.64%	1.64%	(1.55)%	$48,158	1,297	%(e)
$22.06	(10.07)%	1.64%	1.64%	(1.55)%	$61,111	1,300	%(e)

$16.76	(6.32)%	2.65%	2.65%	(2.64)%	$785	—
$17.89	3.53%	2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%	2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%	2.64%	2.64%	(2.55)%	$2,348	1,297	%(e)
$22.53	(11.02)%	2.64%	2.64%	(2.55)%	$2,745	1,300	%(e)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Amount is less than $0.005.

(e)          The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2014	$8.13	(0.12)	(1.01)	(1.13)	—	—
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32	—	—
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—
Service Class
Year Ended July 31, 2014	$7.65	(0.19)	(0.94)	(1.13)	—	—
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17	—	—
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)	—	—
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	—	—
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	(0.11)	(0.11)
Service Class
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)	—	—
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	—	—
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	(0.11)	(0.11)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$7.00	(13.90)%	1.57%	1.57%	(1.55)%	$87,658	—
$8.13	19.38%	1.62%	1.62%	(1.54)%	$125,980	—
$6.81	(39.84)%	1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%	1.58%	1.58%	(1.50)%	$281,208	1,297	%(c)
$12.13	(16.34)%	1.58%	1.58%	(1.49)%	$203,468	1,300	%(c)

$6.52	(14.77)%	2.57%	2.57%	(2.55)%	$4,538	—
$7.65	18.06%	2.62%	2.62%	(2.54)%	$21,509	—
$6.48	(40.39)%	2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%	2.58%	2.58%	(2.50)%	$8,819	1,297	%(c)
$11.76	(17.11)%	2.58%	2.58%	(2.49)%	$8,582	1,300	%(c)

$24.94	(2.50)%	1.80%	1.79%	(1.78)%	$20,768	—
$25.58	(3.44)%	1.72%	1.72%	(1.65)%	$72,751	—
$26.49	8.70%	1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%	1.62%	1.62%	(1.54)%	$52,069	1,297	%(c)
$27.83	1.29%	1.55%	1.55%	(1.45)%	$26,540	1,300	%(c)

$23.34	(3.47)%	2.80%	2.79%	(2.78)%	$9,755	—
$24.18	(4.43)%	2.73%	2.73%	(2.66)%	$11,485	—
$25.30	7.61%	2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%	2.62%	2.62%	(2.54)%	$2,434	1,297	%(c)
$27.11	0.27%	2.55%	2.55%	(2.45)%	$1,535	1,300	%(c)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	—		—
Year Ended July 31, 2013	$22.13	(0.38)	0.29 (c)	(0.09)	—		—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(d)	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—		—
Service Class
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	—		—
Year Ended July 31, 2013	$21.95	(0.59)	0.29 (c)	(0.30)	—		—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(d)	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$21.74	(1.36)%	2.46%	1.78%	(1.76)%	$3,940	—
$22.04	(0.41)%	2.06%	1.76%	(1.68)%	$6,460	—
$22.13	(11.83)%	2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%	1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%	1.73%	1.70%	(1.63)%	$20,290	1,298	%(e)

$21.14	(2.36)%	3.46%	2.78%	(2.76)%	$1,684	—
$21.65	(1.37)%	3.06%	2.76%	(2.68)%	$1,160	—
$21.95	(12.72)%	3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%	2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%	2.73%	2.70%	(2.63)%	$372	1,298	%(e)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

(e)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

282 :: Notes to Financial Statements :: July 31, 2014

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of July 31, 2014, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.05%, dated 7/31/14, due 8/1/14(1)	HSBC Securities (USA), Inc., 0.03%, dated 7/31/14, due 8/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, dated 7/31/14, due 8/1/14(3)	RBC Capital Markets, LLC, 0.04%, dated 7/31/14, due 8/1/14(4)	Societe Generale, 0.04%, dated 7/31/14, due 8/1/14(5)	UMB Bank, N.A., 0.03%, dated 7/31/14, due 8/1/14(6)
Bull ProFund	$4,695,000	$7,825,000	$8,609,000	$12,522,000	$15,651,000	$3,416,000
Mid-Cap ProFund	4,858,000	8,096,000	8,906,000	12,955,000	16,194,000	3,536,000
Small-Cap ProFund	4,618,000	7,696,000	8,467,000	12,316,000	15,395,000	3,363,000
NASDAQ-100 ProFund	5,400,000	9,001,000	9,901,000	14,401,000	18,003,000	3,929,000

July 31, 2014 :: Notes to Financial Statements :: 283

Fund Name	Deutsche Bank Securities, Inc., 0.05%, dated 7/31/14, due 8/1/14(1)	HSBC Securities (USA), Inc., 0.03%, dated 7/31/14, due 8/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, dated 7/31/14, due 8/1/14(3)	RBC Capital Markets, LLC, 0.04%, dated 7/31/14, due 8/1/14(4)	Societe Generale, 0.04%, dated 7/31/14, due 8/1/14(5)	UMB Bank, N.A., 0.03%, dated 7/31/14, due 8/1/14(6)
Large-Cap Value ProFund	$4,000	$7,000	$8,000	$12,000	$15,000	$6,000
Large-Cap Growth ProFund	8,000	13,000	15,000	22,000	27,000	8,000
Mid-Cap Growth ProFund	1,000	2,000	2,000	4,000	5,000	4,000
Europe 30 ProFund	16,000	28,000	30,000	44,000	56,000	15,000
UltraBull ProFund	2,964,000	4,940,000	5,434,000	7,906,000	9,882,000	2,161,000
UltraMid-Cap ProFund	2,305,000	3,844,000	4,229,000	6,151,000	7,691,000	1,689,000
UltraSmall-Cap ProFund	1,165,000	1,943,000	2,137,000	3,109,000	3,888,000	857,000
UltraDow 30 ProFund	376,000	628,000	690,000	1,005,000	1,257,000	281,000
UltraNASDAQ-100 ProFund	6,747,000	11,246,000	12,370,000	17,994,000	22,494,000	4,911,000
UltraInternational ProFund	6,176,000	10,294,000	11,324,000	16,472,000	20,589,000	4,493,000
UltraEmerging Markets ProFund	806,000	1,344,000	1,479,000	2,152,000	2,690,000	592,000
UltraLatin America ProFund	283,000	472,000	521,000	757,000	946,000	215,000
UltraChina ProFund	508,000	848,000	933,000	1,358,000	1,698,000	378,000
UltraJapan ProFund	3,342,000	5,571,000	6,128,000	8,914,000	11,142,000	2,431,000
Bear ProFund	2,198,000	3,665,000	4,030,000	5,863,000	7,330,000	1,604,000
Short Small-Cap ProFund	955,000	1,593,000	1,753,000	2,550,000	3,188,000	704,000
Short NASDAQ-100 ProFund	616,000	1,029,000	1,132,000	1,648,000	2,060,000	456,000
UltraBear ProFund	1,918,000	3,198,000	3,517,000	5,117,000	6,396,000	1,402,000
UltraShort Mid-Cap ProFund	178,000	297,000	326,000	476,000	596,000	137,000
UltraShort Small-Cap ProFund	1,452,000	2,420,000	2,662,000	3,873,000	4,843,000	1,068,000
UltraShort Dow 30 ProFund	355,000	593,000	653,000	951,000	1,188,000	267,000
UltraShort NASDAQ-100 ProFund	790,000	1,317,000	1,449,000	2,108,000	2,636,000	586,000
UltraShort International ProFund	525,000	876,000	964,000	1,403,000	1,753,000	391,000
UltraShort Emerging Markets ProFund	469,000	782,000	862,000	1,254,000	1,567,000	348,000
UltraShort Latin America ProFund	223,000	373,000	410,000	597,000	747,000	171,000
UltraShort China ProFund	200,000	333,000	367,000	535,000	668,000	154,000
UltraShort Japan ProFund	245,000	408,000	448,000	653,000	816,000	183,000
Banks UltraSector ProFund	278,000	465,000	511,000	745,000	932,000	211,000
Basic Materials UltraSector ProFund	565,000	944,000	1,037,000	1,510,000	1,888,000	417,000
Biotechnology UltraSector ProFund	13,331,000	22,218,000	24,441,000	35,552,000	44,439,000	9,691,000
Consumer Goods UltraSector ProFund	209,000	349,000	385,000	561,000	701,000	160,000
Consumer Services UltraSector ProFund	507,000	846,000	931,000	1,356,000	1,694,000	377,000
Financials UltraSector ProFund	241,000	402,000	442,000	644,000	805,000	182,000
Health Care UltraSector ProFund	982,000	1,638,000	1,802,000	2,622,000	3,277,000	723,000
Industrials UltraSector ProFund	245,000	410,000	451,000	656,000	821,000	187,000
Internet UltraSector ProFund	1,211,000	2,018,000	2,220,000	3,230,000	4,037,000	886,000
Mobile Telecommunications UltraSector ProFund	115,000	192,000	213,000	309,000	386,000	91,000
Oil & Gas UltraSector ProFund	1,402,000	2,337,000	2,572,000	3,740,000	4,675,000	1,027,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,489,000	2,482,000	2,731,000	3,974,000	4,966,000	1,092,000
Pharmaceuticals UltraSector ProFund	847,000	1,413,000	1,554,000	2,261,000	2,827,000	623,000
Precious Metals UltraSector ProFund	539,000	899,000	990,000	1,440,000	1,800,000	401,000
Real Estate UltraSector ProFund	694,000	1,156,000	1,271,000	1,850,000	2,313,000	509,000
Semiconductor UltraSector ProFund	2,570,000	4,282,000	4,711,000	6,854,000	8,567,000	1,876,000
Technology UltraSector ProFund	1,105,000	1,842,000	2,026,000	2,948,000	3,685,000	811,000
Telecommunications UltraSector ProFund	212,000	353,000	389,000	566,000	708,000	163,000
Utilities UltraSector ProFund	559,000	932,000	1,027,000	1,493,000	1,867,000	416,000
Short Oil & Gas ProFund	274,000	459,000	505,000	735,000	920,000	208,000

284 :: Notes to Financial Statements :: July 31, 2014

Fund Name	Deutsche Bank Securities, Inc., 0.05%, dated 7/31/14, due 8/1/14(1)	HSBC Securities (USA), Inc., 0.03%, dated 7/31/14, due 8/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, dated 7/31/14, due 8/1/14(3)	RBC Capital Markets, LLC, 0.04%, dated 7/31/14, due 8/1/14(4)	Societe Generale, 0.04%, dated 7/31/14, due 8/1/14(5)	UMB Bank, N.A., 0.03%, dated 7/31/14, due 8/1/14(6)
Short Precious Metals ProFund	$824,000	$1,375,000	$1,512,000	$2,200,000	$2,751,000	$608,000
Short Real Estate ProFund	85,000	144,000	159,000	232,000	289,000	72,000
U.S. Government Plus ProFund	1,373,000	2,288,000	2,516,000	3,661,000	4,576,000	1,002,000
Rising Rates Opportunity 10 ProFund	2,230,000	3,716,000	4,088,000	5,947,000	7,434,000	1,626,000
Rising Rates Opportunity ProFund	8,906,000	14,845,000	16,329,000	23,752,000	29,691,000	6,473,000
Rising U.S. Dollar ProFund	2,508,000	4,182,000	4,600,000	6,692,000	8,366,000	1,832,000
Falling U.S. Dollar ProFund	353,000	590,000	650,000	945,000	1,182,000	263,000
	$98,050,000	$163,459,000	$179,819,000	$261,597,000	$327,008,000	$71,683,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2014 as follows:

(1)         U.S. Treasury Strips, effective yield or interest rate at July 31, 2014, 3.305%, due 11/15/30, Federal National Mortgage Association, 1.06%, due 10/12/17, which had an aggregate value of $100,098,020.

(2)         U.S. Treasury Strips, effective yield or interest rate in effect at July 31, 2014, 2.69% to 3.462%, due 2/15/24 to 5/15/43, which had an aggregate value of $166,733,747.

(3)         U.S. Treasury Notes, 2.25%, due 7/31/21, total value $183,424,041.

(4)         U.S. Treasury Notes, 0.875% to 2.625%, due 12/31/14 to 8/31/19, U.S. Treasury Strips, effective yield or interest rate in effect at July 31, 2014, 0.618% to 3.437%, due 8/15/16 to 2/15/36, which had an aggregate value of $266,834,741.

(5)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/18, U.S. Treasury Notes, 4.25%, due 8/15/15, which had an aggregate value of $333,557,976.

(6)         U.S. Treasury Notes, 1.00% to 3.125%, due 9/30/16 to 10/31/16, which had an aggregate value of $73,125,673.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2014, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2014. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the NASDAQ-100 ProFund, UltraDow 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Basic Materials UltraSector ProFund, Consumer Services UltraSector ProFund and Health Care UltraSector ProFund was 47%, 141%, 252%, 254%, 85%, 82% and 83% respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2014.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund,

July 31, 2014 :: Notes to Financial Statements :: 285

UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

286 :: Notes to Financial Statements :: July 31, 2014

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, or there are delays in accessing the collateral, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2014, collateral posted by counterparties consisted of U.S. Treasury Securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

Swap Agreements

Each ProFund may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets.

July 31, 2014 :: Notes to Financial Statements :: 287

The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

Effective January 1, 2013, the ProFunds adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position.

The ProFunds are subject to master netting agreements or similar agreements that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements or similar agreements. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each ProFund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements”.

288 :: Notes to Financial Statements :: July 31, 2014

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2014.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$—	$—	$—	$86,626	$920,011	$—
Mid-Cap ProFund	—	—	—	135,537	1,071,804	—
Small-Cap ProFund	—	—	—	78,384	614,110	—
NASDAQ-100 ProFund	221,051	—	—	—	945,556	—
UltraBull ProFund	—	—	—	102,079	2,880,127	—
UltraMid-Cap ProFund	—	—	—	355,907	1,859,822	—
UltraSmall-Cap ProFund	—	—	—	208,638	836,147	—
UltraDow 30 ProFund	—	—	—	42,146	483,860	—
UltraNASDAQ-100 ProFund	823,374	—	—	—	4,562,802	—
UltraInternational ProFund	—	—	—	—	2,914,506	—
UltraEmerging Markets ProFund	—	—	—	—	1,198,850	—
UltraLatin America ProFund	—	—	—	—	770,314	—
UltraChina ProFund	—	—	—	—	909,120	—
UltraJapan ProFund	1,570,608	—	—	—	785	—
Bear ProFund	30,891	493,483	—	—	—	—
Short Small-Cap ProFund	72,849	151,926	—	—	—	—
Short NASDAQ-100 ProFund	22,357	120,832	—	—	—	—
UltraBear ProFund	25,653	980,245	—	—	—	—
UltraShort Mid-Cap ProFund	3,553	96,697	—	—	—	—
UltraShort Small-Cap ProFund	114,219	488,527	—	—	—	—
UltraShort Dow 30 ProFund	10,657	182,972	—	—	—	—
UltraShort NASDAQ-100 ProFund	—	296,236	—	38,614	—	—
UltraShort International ProFund	—	249,540	—	—	—	—
UltraShort Emerging Markets ProFund	—	260,746	—	—	—	—
UltraShort Latin America ProFund	—	200,417	—	—	—	—
UltraShort China ProFund	—	164,947	—	—	—	—
UltraShort Japan ProFund	35,592	777	—	—	—	—
Banks UltraSector ProFund	—	—	—	—	147,384	—
Basic Materials UltraSector ProFund	—	—	—	—	602,726	—
Biotechnology UltraSector ProFund	—	—	—	—	4,825,895	—
Consumer Goods UltraSector ProFund	—	—	—	—	265,178	—
Consumer Services UltraSector ProFund	—	—	—	—	429,178	—
Financials UltraSector ProFund	—	—	—	—	200,810	—
Health Care UltraSector ProFund	—	—	—	—	729,698	—
Industrials UltraSector ProFund	—	—	—	—	350,145	—
Internet UltraSector ProFund	—	—	—	—	588,876	—
Mobile Telecommunications UltraSector ProFund	—	62,797	—	—	—	—
Oil & Gas UltraSector ProFund	—	—	—	—	1,926,744	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	2,108,745	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	615,870	—
Precious Metals UltraSector ProFund	—	—	—	—	555,143	—
Real Estate UltraSector ProFund	—	—	—	—	496,668	—
Semiconductor UltraSector ProFund	—	—	—	—	2,426,846	—
Technology UltraSector ProFund	—	—	—	—	650,734	—
Telecommunications UltraSector ProFund	—	—	—	—	20,869	—
Utilities UltraSector ProFund	—	—	—	—	596,945	—
Short Oil & Gas ProFund	—	122,525	—	—	—	—
Short Precious Metals ProFund	—	203,004	—	—	—	—
Short Real Estate ProFund	—	20,849	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	456,411	—	—	—
Falling U.S. Dollar ProFund	—	—	5,875	—	—	90,827

July 31, 2014 :: Notes to Financial Statements :: 289

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	$—	$207,887	$—	$—	$—	$—
Rising Rates Opportunity 10 ProFund	—	—	—	—	161,944	—
Rising Rates Opportunity ProFund	—	—	—	—	2,853,272	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2014.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$1,886,232	$6,369,539	$—	$(1,449,740)
Mid-Cap ProFund	1,501,446	2,932,375	—	(1,487,342)
Small-Cap ProFund	(366,096)	(2,380,234)	—	(973,418)
NASDAQ-100 ProFund	2,126,437	6,696,008	—	(1,036,522)
UltraBull ProFund	1,354,520	15,453,747	—	(3,175,270)
UltraMid-Cap ProFund	2,519,869	7,874,104	—	(3,111,876)
UltraSmall-Cap ProFund	1,291,046	6,789,701	—	(1,676,890)
UltraDow 30 ProFund	355,877	1,795,250	—	(596,134)
UltraNASDAQ-100 ProFund	6,067,661	51,246,422	—	(6,217,119)
UltraInternational ProFund	—	1,116,662	—	(2,931,534)
UltraEmerging Markets ProFund	—	5,692,600	—	(1,161,212)
UltraLatin America ProFund	—	777,399	—	(667,425)
UltraChina ProFund	—	5,297,463	—	(1,057,051)
UltraJapan ProFund	2,381,949	257,228	—	1,205,406
Bear ProFund	(1,117,318)	(7,246,718)	—	675,472
Short Small-Cap ProFund	(202,363)	(1,318,009)	—	285,820
Short NASDAQ-100 ProFund	(501,184)	(2,441,184)	—	170,653
UltraBear ProFund	(462,844)	(9,495,580)	—	1,115,679
UltraShort Mid-Cap ProFund	(121,872)	(738,462)	—	172,848
UltraShort Small-Cap ProFund	(523,958)	(7,439,837)	—	856,239
UltraShort Dow 30 ProFund	(275,148)	(3,248,939)	—	182,862
UltraShort NASDAQ-100 ProFund	(598,841)	(6,701,837)	—	476,032
UltraShort International ProFund	—	(2,404,814)	—	266,733
UltraShort Emerging Markets ProFund	—	(6,947,697)	—	210,579
UltraShort Latin America ProFund	—	(2,065,728)	—	148,128
UltraShort China ProFund	—	(1,767,015)	—	209,710
UltraShort Japan ProFund	(640,525)	(450,464)	—	(345,139)
Banks UltraSector ProFund	—	(689,024)	—	765,450
Basic Materials UltraSector ProFund	—	4,087,701	—	(548,609)
Biotechnology UltraSector ProFund	—	95,259,301	—	(12,843,415)
Consumer Goods UltraSector ProFund	—	883,585	—	(220,386)
Consumer Services UltraSector ProFund	—	3,466,383	—	(457,268)
Financials UltraSector ProFund	—	(1,187)	—	197,787
Health Care UltraSector ProFund	—	4,280,595	—	(946,428)
Industrials UltraSector ProFund	—	3,580,458	—	(278,323)
Internet UltraSector ProFund	—	9,054,822	—	(1,167,850)
Mobile Telecommunications UltraSector ProFund	—	494,580	—	593,423
Oil & Gas UltraSector ProFund	—	9,004,933	—	(1,384,701)
Oil Equipment, Services & Distribution UltraSector ProFund	—	5,015,535	—	(1,760,883)

290 :: Notes to Financial Statements :: July 31, 2014

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Pharmaceuticals UltraSector ProFund	$—	$2,108,556	$—	$(688,684)
Precious Metals UltraSector ProFund	—	750,784	—	550,621
Real Estate UltraSector ProFund	—	704,994	—	669,389
Semiconductor UltraSector ProFund	—	7,083,830	—	(2,394,283)
Technology UltraSector ProFund	—	3,810,277	—	(715,495)
Telecommunications UltraSector ProFund	—	(187,001)	—	52,633
Utilities UltraSector ProFund	—	958,928	—	(490,915)
Short Oil & Gas ProFund	—	(862,179)	—	94,905
Short Precious Metals ProFund	—	(4,694,830)	—	(241,764)
Short Real Estate ProFund	—	(767,827)	—	(165,097)
Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	1,335,193	—	—	68,967
UltraShort Japan ProFund	56,614	—	—	(164,059)
Rising U.S. Dollar ProFund	—	—	(4,760,215)	3,339,832
Falling U.S. Dollar ProFund	—	—	377,988	(332,669)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	244,935	—	(85,423)
Rising Rates Opportunity 10 ProFund	—	(1,688,484)	—	342,225
Rising Rates Opportunity ProFund	—	(12,260,465)	—	(2,331,700)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for derivative related investments at July 31, 2014. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any uncollateralized amounts are due to timing differences related to market movements or are subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statements of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bull ProFund
Futures Contracts	$(303,904)	$—	$303,904	$—
Swap Agreements — Goldman Sachs International	(159,574)	159,574	—	—
Swap Agreements — UBS AG	(760,437)	760,437	—	—
Mid-Cap ProFund
Futures Contracts	(174,438)	—	174,438	—
Swap Agreements — Goldman Sachs International	(256,543)	256,543	—	—
Swap Agreements — UBS AG	(815,261)	815,261	—	—
Small-Cap ProFund
Futures Contracts	(373,941)	—	373,941	—
Swap Agreements — Goldman Sachs International	(291,948)	291,948	—	—
Swap Agreements — UBS AG	(322,162)	322,162	—	—
NASDAQ-100 ProFund
Futures Contracts	(221,940)	—	221,940	—
Swap Agreements — Goldman Sachs International	(426,337)	426,337	—	—
Swap Agreements — UBS AG	(519,219)	519,219	—	—
UltraBull ProFund
Futures Contracts	(183,904)	—	183,904	—
Swap Agreements — Goldman Sachs International	(860,250)	860,250	—	—
Swap Agreements — UBS AG	(2,019,877)	2,019,877	—	—
UltraMid-Cap ProFund
Futures Contracts	(301,068)	—	301,068	—
Swap Agreements — Goldman Sachs International	(242,788)	242,788	—	—
Swap Agreements — UBS AG	(1,617,034)	1,617,034	—	—

July 31, 2014 :: Notes to Financial Statements :: 291

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statements of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraSmall-Cap ProFund
Futures Contracts	$(149,040)	$—	$149,040	$—
Swap Agreements — Goldman Sachs International	(335,367)	335,367	—	—
Swap Agreements — UBS AG	(500,780)	500,780	—	—
UltraDow 30 ProFund
Futures Contracts	(56,884)	—	56,884	—
Swap Agreements — Goldman Sachs International	(157,567)	157,567	—	—
Swap Agreements — UBS AG	(326,293)	326,293	—	—
UltraNASDAQ-100 ProFund
Futures Contracts	(826,200)	—	826,200	—
Swap Agreements — Goldman Sachs International	(2,229,029)	2,229,029	—	—
Swap Agreements — UBS AG	(2,333,773)	2,333,773	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(41,971)	41,971	—	—
Swap Agreements — UBS AG	(2,872,535)	2,872,535	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(329,942)	329,942	—	—
Swap Agreements — UBS AG	(868,908)	868,908	—	—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(343,209)	148,000	—	(195,209)
Swap Agreements — UBS AG	(427,105)	387,000	—	(40,105)
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(338,125)	200,000	—	(138,125)
Swap Agreements — UBS AG	(570,995)	555,000	—	(15,995)
UltraJapan ProFund
Futures Contracts	(1,392,530)	—	1,392,530	—
Swap Agreements — Goldman Sachs International	(785)	785	—	—
Bear ProFund
Futures Contracts	98,000	—	—	98,000
Swap Agreements — Goldman Sachs International	480,748	—	—	480,748
Swap Agreements — UBS AG	12,735	—	—	12,735
Short Small-Cap ProFund
Futures Contracts	38,524	—	—	38,524
Swap Agreements — Goldman Sachs International	88,654	—	—	88,654
Swap Agreements — UBS AG	63,272	—	—	63,272
Short NASDAQ-100 ProFund
Futures Contracts	21,060	—	—	21,060
Swap Agreements — Goldman Sachs International	63,473	—	—	63,473
Swap Agreements — UBS AG	57,359	—	—	57,359
UltraBear ProFund
Futures Contracts	62,000	—	—	62,000
Swap Agreements — Goldman Sachs International	715,113	(137,667)	—	577,446
Swap Agreements — UBS AG	265,132	—	—	265,132
UltraShort Mid-Cap ProFund
Futures Contracts	2,920	—	—	2,920
Swap Agreements — Goldman Sachs International	57,436	—	—	57,436
Swap Agreements — UBS AG	39,261	—	—	39,261
UltraShort Small-Cap ProFund
Futures Contracts	74,508	—	—	74,508
Swap Agreements — Goldman Sachs International	223,319	—	—	223,319
Swap Agreements — UBS AG	265,208	—	—	265,208
UltraShort Dow 30 ProFund
Futures Contracts	11,025	—	—	11,025
Swap Agreements — Goldman Sachs International	104,821	—	—	104,821
Swap Agreements — UBS AG	78,151	—	—	78,151
UltraShort NASDAQ-100 ProFund
Futures Contracts	43,740	—	—	43,740
Swap Agreements — Goldman Sachs International	116,601	—	—	116,601
Swap Agreements — UBS AG	179,635	—	—	179,635

292 :: Notes to Financial Statements :: July 31, 2014

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statements of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	$33,158	$—	$—	$33,158
Swap Agreements — UBS AG	216,382	—	—	216,382
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	194,624	—	—	194,624
Swap Agreements — UBS AG	66,122	—	—	66,122
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	92,531	—	—	92,531
Swap Agreements — UBS AG	107,886	—	—	107,886
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	45,250	—	—	45,250
Swap Agreements — UBS AG	119,697	—	—	119,697
UltraShort Japan ProFund
Futures Contracts	102,495	—	—	102,495
Swap Agreements — Goldman Sachs International	777	—	—	777
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	(66,985)	66,985	—	—
Swap Agreements — UBS AG	(80,399)	80,399	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(422,866)	422,866	—	—
Swap Agreements — UBS AG	(179,860)	179,860	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,397,796)	2,397,796	—	—
Swap Agreements — UBS AG	(2,428,099)	2,428,099	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(120,130)	120,130	—	—
Swap Agreements — UBS AG	(145,048)	145,048	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(185,990)	185,990	—	—
Swap Agreements — UBS AG	(243,188)	243,188	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(84,947)	84,947	—	—
Swap Agreements — UBS AG	(115,863)	115,863	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(367,917)	367,917	—	—
Swap Agreements — UBS AG	(361,781)	361,781	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(177,324)	177,324	—	—
Swap Agreements — UBS AG	(172,821)	172,821	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(284,128)	284,128	—	—
Swap Agreements — UBS AG	(304,748)	304,748	—	—
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	20,781	—	—	20,781
Swap Agreements — UBS AG	42,016	—	—	42,016
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,106,738)	1,106,738	—	—
Swap Agreements — UBS AG	(820,006)	820,006	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,142,303)	1,142,303	—	—
Swap Agreements — UBS AG	(966,442)	966,442	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(314,329)	314,329	—	—
Swap Agreements — UBS AG	(301,541)	301,541	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(252,476)	252,476	—	—
Swap Agreements — UBS AG	(302,667)	302,667	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(255,682)	255,682	—	—
Swap Agreements — UBS AG	(240,986)	240,986	—	—

July 31, 2014 :: Notes to Financial Statements :: 293

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statements of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(1,309,629)	$1,309,629	$—	$—
Swap Agreements — UBS AG	(1,117,217)	1,117,217	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(359,654)	359,654	—	—
Swap Agreements — UBS AG	(291,080)	291,080	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(16,062)	16,062	—	—
Swap Agreements — UBS AG	(4,807)	4,807	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(277,748)	277,748	—	—
Swap Agreements — UBS AG	(319,197)	319,197	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	64,142	—	—	64,142
Swap Agreements — UBS AG	58,383	—	—	58,383
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	109,563	—	—	109,563
Swap Agreements — UBS AG	93,441	—	—	93,441
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	9,170	—	—	9,170
Swap Agreements — UBS AG	11,679	—	—	11,679
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	207,887	(207,887)	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(161,944)	140,000	—	(21,944)
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(2,853,272)	2,853,272	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	189,162	(109,623)	—	79,539
Forward Currency Contracts — UBS AG	267,249	(267,249)	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	(29,889)	29,889	—	—
Forward Currency Contracts — UBS AG
Appreciation	5,875
(Depreciation)	(60,938)
Net (Depreciation)	(55,063)	55,063	—	—

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

**          Financial instruments received are not disclosed on the Statements of Assets and Liabilities because the ProFund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

294 :: Notes to Financial Statements :: July 31, 2014

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical assets

•             Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are

July 31, 2014 :: Notes to Financial Statements :: 295

generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$64,171,652	$—	$—	$—	$64,171,652	$—
Repurchase Agreements	—	—	52,718,000	—	52,718,000	—
Futures Contracts	—	(86,626)	—	—	—	(86,626)
Swap Agreements	—	—	—	(920,011)	—	(920,011)
Total	$64,171,652	$(86,626)	$52,718,000	$(920,011)	$116,889,652	$(1,006,637)
Mid-Cap ProFund
Common Stocks	$20,063,501	$—	$—	$—	$20,063,501	$—
Repurchase Agreements	—	—	54,545,000	—	54,545,000	—
Futures Contracts	—	(135,537)	—	—	—	(135,537)
Swap Agreements	—	—	—	(1,071,804)	—	(1,071,804)
Total	$20,063,501	$(135,537)	$54,545,000	$(1,071,804)	$74,608,501	$(1,207,341)
Small-Cap ProFund
Common Stocks	$6,378,125	$—	$—	$—	$6,378,125	$—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	51,855,000	—	51,855,000	—
Futures Contracts	—	(78,384)	—	—	—	(78,384)
Swap Agreements	—	—	—	(614,110)	—	(614,110)
Total	$6,378,125	$(78,384)	$51,862,333	$(614,110)	$58,240,458	$(692,494)
NASDAQ-100 ProFund
Common Stocks	$20,839,915	$—	$—	$—	$20,839,915	$—
Repurchase Agreements	—	—	60,635,000	—	60,635,000	—
Futures Contracts	—	221,051	—	—	—	221,051
Swap Agreements	—	—	—	(945,556)	—	(945,556)
Total	$20,839,915	$221,051	$60,635,000	$(945,556)	$81,474,915	$(724,505)
Large-Cap Value ProFund
Common Stocks	$32,731,807	$—	$—	$—	$32,731,807	$—
Repurchase Agreements	—	—	52,000	—	52,000	—
Total	$32,731,807	$—	$52,000	$—	$32,783,807	$—

296 :: Notes to Financial Statements :: July 31, 2014

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Large-Cap Growth ProFund
Common Stocks	$17,171,716	$—	$—	$—	$17,171,716	$—
Repurchase Agreements	—	—	93,000	—	93,000	—
Total	$17,171,716	$—	$93,000	$—	$17,264,716	$—
Mid-Cap Value ProFund
Common Stocks	$22,512,310	$—	$—	$—	$22,512,310	$—
Total	$22,512,310	$—	$—	$—	$22,512,310	$—
Mid-Cap Growth ProFund
Common Stocks	$9,744,328	$—	$—	$—	$9,744,328	$—
Repurchase Agreements	—	—	18,000	—	18,000	—
Total	$9,744,328	$—	$18,000	$—	$9,762,328	$—
Small-Cap Value ProFund
Common Stocks	$7,453,744	$—	$—	$—	$7,453,744	$—
Total	$7,453,744	$—	$—	$—	$7,453,744	$—
Small-Cap Growth ProFund
Common Stocks	$9,223,175	$—	$—	$—	$9,223,175	$—
Total	$9,223,175	$—	$—	$—	$9,223,175	$—
Europe 30 ProFund
Common Stocks	$26,759,393	$—	$—	$—	$26,759,393	$—
Repurchase Agreements	—	—	189,000	—	189,000	—
Total	$26,759,393	$—	$189,000	$—	$26,948,393	$—
UltraBull ProFund
Common Stocks	$71,146,819	$—	$—	$—	$71,146,819	$—
Repurchase Agreements	—	—	33,287,000	—	33,287,000	—
Futures Contracts	—	(102,079)	—	—	—	(102,079)
Swap Agreements	—	—	—	(2,880,127)	—	(2,880,127)
Total	$71,146,819	$(102,079)	$33,287,000	$(2,880,127)	$104,433,819	$(2,982,206)
UltraMid-Cap ProFund
Common Stocks	$41,194,209	$—	$—	$—	$41,194,209	$—
Repurchase Agreements	—	—	25,909,000	—	25,909,000	—
Futures Contracts	—	(355,907)	—	—	—	(355,907)
Swap Agreements	—	—	—	(1,859,822)	—	(1,859,822)
Total	$41,194,209	$(355,907)	$25,909,000	$(1,859,822)	$67,103,209	$(2,215,729)
UltraSmall-Cap ProFund
Common Stocks	$31,890,604	$—	$—	$—	$31,890,604	$—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	13,099,000	—	13,099,000	—
Futures Contracts	—	(208,638)	—	—	—	(208,638)
Swap Agreements	—	—	—	(836,147)	—	(836,147)
Total	$31,890,604	$(208,638)	$13,103,788	$(836,147)	$44,994,392	$(1,044,785)
UltraDow 30 ProFund
Common Stocks	$13,432,317	$—	$—	$—	$13,432,317	$—
Repurchase Agreements	—	—	4,237,000	—	4,237,000	—
Futures Contracts	—	(42,146)	—	—	—	(42,146)
Swap Agreements	—	—	—	(483,860)	—	(483,860)
Total	$13,432,317	$(42,146)	$4,237,000	$(483,860)	$17,669,317	$(526,006)

July 31, 2014 :: Notes to Financial Statements :: 297

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraNASDAQ-100 ProFund
Common Stocks	$134,100,322	$—	$—	$—	$134,100,322	$—
Repurchase Agreements	—	—	75,762,000	—	75,762,000	—
Futures Contracts	—	823,374	—	—	—	823,374
Swap Agreements	—	—	—	(4,562,802)	—	(4,562,802)
Total	$134,100,322	$823,374	$75,762,000	$(4,562,802)	$209,862,322	$(3,739,428)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$69,348,000	$—	$69,348,000	$—
Swap Agreements	—	—	—	(2,914,506)	—	(2,914,506)
Total	$—	$—	$69,348,000	$(2,914,506)	$69,348,000	$(2,914,506)
UltraEmerging Markets ProFund
Common Stocks	$21,452,552	$—	$—	$—	$21,452,552	$—
Preferred Stocks	3,981,995	—	—	—	3,981,995	—
Repurchase Agreements	—	—	9,063,000	—	9,063,000	—
Swap Agreements	—	—	—	(1,198,850)	—	(1,198,850)
Total	$25,434,547	$—	$9,063,000	$(1,198,850)	$34,497,547	$(1,198,850)
UltraLatin America ProFund
Common Stocks	$6,973,765	$—	$—	$—	$6,973,765	$—
Preferred Stocks	2,758,128	—	—	—	2,758,128	—
Repurchase Agreements	—	—	3,194,000	—	3,194,000	—
Swap Agreements	—	—	—	(770,314)	—	(770,314)
Total	$9,731,893	$—	$3,194,000	$(770,314)	$12,925,893	$(770,314)
UltraChina ProFund
Common Stocks	$18,678,751	$—	$—	$—	$18,678,751	$—
Repurchase Agreements	—	—	5,723,000	—	5,723,000	—
Swap Agreements	—	—	—	(909,120)	—	(909,120)
Total	$18,678,751	$—	$5,723,000	$(909,120)	$24,401,751	$(909,120)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$37,528,000	$—	$37,528,000	$—
Futures Contracts	—	1,570,608	—	—	—	1,570,608
Swap Agreements	—	—	—	(785)	—	(785)
Total	$—	$1,570,608	$37,528,000	$(785)	$37,528,000	$1,569,823
Bear ProFund
Repurchase Agreements	$—	$—	$24,690,000	$—	$24,690,000	$—
Futures Contracts	—	30,891	—	—	—	30,891
Swap Agreements	—	—	—	493,483	—	493,483
Total	$—	$30,891	$24,690,000	$493,483	$24,690,000	$524,374
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$10,743,000	$—	$10,743,000	$—
Futures Contracts	—	72,849	—	—	—	72,849
Swap Agreements	—	—	—	151,926	—	151,926
Total	$—	$72,849	$10,743,000	$151,926	$10,743,000	$224,775
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$6,941,000	$—	$6,941,000	$—
Futures Contracts	—	22,357	—	—	—	22,357
Swap Agreements	—	—	—	120,832	—	120,832
Total	$—	$22,357	$6,941,000	$120,832	$6,941,000	$143,189
UltraBear ProFund
Repurchase Agreements	$—	$—	$21,548,000	$—	$21,548,000	$—
Futures Contracts	—	25,653	—	—	—	25,653
Swap Agreements	—	—	—	980,245	—	980,245
Total	$—	$25,653	$21,548,000	$980,245	$21,548,000	$1,005,898

298 :: Notes to Financial Statements :: July 31, 2014

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,010,000	$—	$2,010,000	$—
Futures Contracts	—	3,553	—	—	—	3,553
Swap Agreements	—	—	—	96,697	—	96,697
Total	$—	$3,553	$2,010,000	$96,697	$2,010,000	$100,250
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$16,318,000	$—	$16,318,000	$—
Futures Contracts	—	114,219	—	—	—	114,219
Swap Agreements	—	—	—	488,527	—	488,527
Total	$—	$114,219	$16,318,000	$488,527	$16,318,000	$602,746
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,007,000	$—	$4,007,000	$—
Futures Contracts	—	10,657	—	—	—	10,657
Swap Agreements	—	—	—	182,972	—	182,972
Total	$—	$10,657	$4,007,000	$182,972	$4,007,000	$193,629
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$8,886,000	$—	$8,886,000	$—
Futures Contracts	—	(38,614)	—	—	—	(38,614)
Swap Agreements	—	—	—	296,236	—	296,236
Total	$—	$(38,614)	$8,886,000	$296,236	$8,886,000	$257,622
UltraShort International ProFund
Repurchase Agreements	$—	$—	$5,912,000	$—	$5,912,000	$—
Swap Agreements	—	—	—	249,540	—	249,540
Total	$—	$—	$5,912,000	$249,540	$5,912,000	$249,540
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$5,282,000	$—	$5,282,000	$—
Swap Agreements	—	—	—	260,746	—	260,746
Total	$—	$—	$5,282,000	$260,746	$5,282,000	$260,746
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,521,000	$—	$2,521,000	$—
Swap Agreements	—	—	—	200,417	—	200,417
Total	$—	$—	$2,521,000	$200,417	$2,521,000	$200,417
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,257,000	$—	$2,257,000	$—
Swap Agreements	—	—	—	164,947	—	164,947
Total	$—	$—	$2,257,000	$164,947	$2,257,000	$164,947
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$2,753,000	$—	$2,753,000	$—
Futures Contracts	—	35,592	—	—	—	35,592
Swap Agreements	—	—	—	777	—	777
Total	$—	$35,592	$2,753,000	$777	$2,753,000	$36,369
Banks UltraSector ProFund
Common Stocks	$8,860,087	$—	$—	$—	$8,860,087	$—
Repurchase Agreements	—	—	3,142,000	—	3,142,000	—
Swap Agreements	—	—	—	(147,384)	—	(147,384)
Total	$8,860,087	$—	$3,142,000	$(147,384)	$12,002,087	$(147,384)

July 31, 2014 :: Notes to Financial Statements :: 299

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Basic Materials UltraSector ProFund
Common Stocks	$21,427,767	$—	$—	$—	$21,427,767	$—
Repurchase Agreements	—	—	6,361,000	—	6,361,000	—
Swap Agreements	—	—	—	(602,726)	—	(602,726)
Total	$21,427,767	$—	$6,361,000	$(602,726)	$27,788,767	$(602,726)
Biotechnology UltraSector ProFund
Common Stocks	$313,609,019	$—	$—	$—	$313,609,019	$—
Repurchase Agreements	—	—	149,672,000	—	149,672,000	—
Swap Agreements	—	—	—	(4,825,895)	—	(4,825,895)
Total	$313,609,019	$—	$149,672,000	$(4,825,895)	$463,281,019	$(4,825,895)
Consumer Goods UltraSector ProFund
Common Stocks	$6,631,344	$—	$—	$—	$6,631,344	$—
Repurchase Agreements	—	—	2,365,000	—	2,365,000	—
Swap Agreements	—	—	—	(265,178)	—	(265,178)
Total	$6,631,344	$—	$2,365,000	$(265,178)	$8,996,344	$(265,178)
Consumer Services UltraSector ProFund
Common Stocks	$21,130,380	$—	$—	$—	$21,130,380	$—
Repurchase Agreements	—	—	5,711,000	—	5,711,000	—
Swap Agreements	—	—	—	(429,178)	—	(429,178)
Total	$21,130,380	$—	$5,711,000	$(429,178)	$26,841,380	$(429,178)
Financials UltraSector ProFund
Common Stocks	$7,328,027	$—	$—	$—	$7,328,027	$—
Repurchase Agreements	—	—	2,716,000	—	2,716,000	—
Swap Agreements	—	—	—	(200,810)	—	(200,810)
Total	$7,328,027	$—	$2,716,000	$(200,810)	$10,044,027	$(200,810)
Health Care UltraSector ProFund
Common Stocks	$35,992,747	$—	$—	$—	$35,992,747	$—
Repurchase Agreements	—	—	11,044,000	—	11,044,000	—
Swap Agreements	—	—	—	(729,698)	—	(729,698)
Total	$35,992,747	$—	$11,044,000	$(729,698)	$47,036,747	$(729,698)
Industrials UltraSector ProFund
Common Stocks	$8,178,739	$—	$—	$—	$8,178,739	$—
Repurchase Agreements	—	—	2,770,000	—	2,770,000	—
Swap Agreements	—	—	—	(350,145)	—	(350,145)
Total	$8,178,739	$—	$2,770,000	$(350,145)	$10,948,739	$(350,145)
Internet UltraSector ProFund
Common Stocks	$51,662,445	$—	$—	$—	$51,662,445	$—
Repurchase Agreements	—	—	13,602,000	—	13,602,000	—
Swap Agreements	—	—	—	(588,876)	—	(588,876)
Total	$51,662,445	$—	$13,602,000	$(588,876)	$65,264,445	$(588,876)
Mobile Telecommunications UltraSector ProFund
Common Stocks	$3,364,927	$—	$—	$—	$3,364,927	$—
Repurchase Agreements	—	—	1,306,000	—	1,306,000	—
Swap Agreements	—	—	—	62,797	—	62,797
Total	$3,364,927	$—	$1,306,000	$62,797	$4,670,927	$62,797

300 :: Notes to Financial Statements :: July 31, 2014

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil & Gas UltraSector ProFund
Common Stocks	$44,994,399	$—	$—	$—	$44,994,399	$—
Repurchase Agreements	—	—	15,753,000	—	15,753,000	—
Swap Agreements	—	—	—	(1,926,744)	—	(1,926,744)
Total	$44,994,399	$—	$15,753,000	$(1,926,744)	$60,747,399	$(1,926,744)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$30,556,249	$—	$—	$—	$30,556,249	$—
Repurchase Agreements	—	—	16,734,000	—	16,734,000	—
Swap Agreements	—	—	—	(2,108,745)	—	(2,108,745)
Total	$30,556,249	$—	$16,734,000	$(2,108,745)	$47,290,249	$(2,108,745)
Pharmaceuticals UltraSector ProFund
Common Stocks	$17,342,883	$—	$—	$—	$17,342,883	$—
Repurchase Agreements	—	—	9,525,000	—	9,525,000	—
Swap Agreements	—	—	—	(615,870)	—	(615,870)
Total	$17,342,883	$—	$9,525,000	$(615,870)	$26,867,883	$(615,870)
Precious Metals UltraSector ProFund
Common Stocks	$19,997,870	$—	$—	$—	$19,997,870	$—
Repurchase Agreements	—	—	6,069,000	—	6,069,000	—
Swap Agreements	—	—	—	(555,143)	—	(555,143)
Total	$19,997,870	$—	$6,069,000	$(555,143)	$26,066,870	$(555,143)
Real Estate UltraSector ProFund
Common Stocks	$22,140,066	$—	$—	$—	$22,140,066	$—
Repurchase Agreements	—	—	7,793,000	—	7,793,000	—
Swap Agreements	—	—	—	(496,668)	—	(496,668)
Total	$22,140,066	$—	$7,793,000	$(496,668)	$29,933,066	$(496,668)
Semiconductor UltraSector ProFund
Common Stocks	$53,005,792	$—	$—	$—	$53,005,792	$—
Repurchase Agreements	—	—	28,860,000	—	28,860,000	—
Swap Agreements	—	—	—	(2,426,846)	—	(2,426,846)
Total	$53,005,792	$—	$28,860,000	$(2,426,846)	$81,865,792	$(2,426,846)
Technology UltraSector ProFund
Common Stocks	$21,089,089	$—	$—	$—	$21,089,089	$—
Repurchase Agreements	—	—	12,417,000	—	12,417,000	—
Swap Agreements	—	—	—	(650,734)	—	(650,734)
Total	$21,089,089	$—	$12,417,000	$(650,734)	$33,506,089	$(650,734)
Telecommunications UltraSector ProFund
Common Stocks	$4,214,765	$—	$—	$—	$4,214,765	$—
Repurchase Agreements	—	—	2,391,000	—	2,391,000	—
Swap Agreements	—	—	—	(20,869)	—	(20,869)
Total	$4,214,765	$—	$2,391,000	$(20,869)	$6,605,765	$(20,869)
Utilities UltraSector ProFund
Common Stocks	$19,962,275	$—	$—	$—	$19,962,275	$—
Repurchase Agreements	—	—	6,294,000	—	6,294,000	—
Swap Agreements	—	—	—	(596,945)	—	(596,945)
Total	$19,962,275	$—	$6,294,000	$(596,945)	$26,256,275	$(596,945)

July 31, 2014 :: Notes to Financial Statements :: 301

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,101,000	$—	$3,101,000	$—
Swap Agreements	—	—	—	122,525	—	122,525
Total	$—	$—	$3,101,000	$122,525	$3,101,000	$122,525
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$9,270,000	$—	$9,270,000	$—
Swap Agreements	—	—	—	203,004	—	203,004
Total	$—	$—	$9,270,000	$203,004	$9,270,000	$203,004
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$981,000	$—	$981,000	$—
Swap Agreements	—	—	—	20,849	—	20,849
Total	$—	$—	$981,000	$20,849	$981,000	$20,849
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$18,406,470	$—	$18,406,470	$—
Repurchase Agreements	—	—	15,416,000	—	15,416,000	—
Swap Agreements	—	—	—	207,887	—	207,887
Total	$—	$—	$33,822,470	$207,887	$33,822,470	$207,887
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$25,041,000	$—	$25,041,000	$—
Swap Agreements	—	—	—	(161,944)	—	(161,944)
Total	$—	$—	$25,041,000	$(161,944)	$25,041,000	$(161,944)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$99,996,000	$—	$99,996,000	$—
Swap Agreements	—	—	—	(2,853,272)	—	(2,853,272)
Total	$—	$—	$99,996,000	$(2,853,272)	$99,996,000	$(2,853,272)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$28,180,000	$—	$28,180,000	$—
Forward Currency Contracts	—	—	—	456,411	—	456,411
Total	$—	$—	$28,180,000	$456,411	$28,180,000	$456,411
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$3,983,000	$—	$3,983,000	$—
Forward Currency Contracts	—	—	—	(84,952)	—	(84,952)
Total	$—	$—	$3,983,000	$(84,952)	$3,983,000	$(84,952)

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*            Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**     Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion,

302 :: Notes to Financial Statements :: July 31, 2014

and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2014, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended July 31, 2014, actual Trustee compensation was $600,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2013 through November 30, 2014
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%

July 31, 2014 :: Notes to Financial Statements :: 303

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2013 through November 30, 2014
	Investor Class	Service Class	Investor Class	Service Class
UltraMid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraSmall-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraDow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.95%	2.95%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Real Estate UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Technology UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Utilities UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2014, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Expires 11/30/17	Total
Small-Cap ProFund	$—	$—	$65,670	$—	$65,670
Large-Cap Value ProFund	24,132	9,017	4,594	—	37,743
Large-Cap Growth ProFund	18,839	116	—	13,793	32,748

304 :: Notes to Financial Statements :: July 31, 2014

	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Expires 11/30/17	Total
Mid-Cap Value ProFund	$16,938	$66,891	$29,201	$22,597	$135,627
Mid-Cap Growth ProFund	23,320	55,749	19,877	26,296	125,242
Small-Cap Value ProFund	—	—	—	51,000	51,000
Small-Cap Growth ProFund	26,940	74,551	29,355	45,912	176,758
Europe 30 ProFund	8,381	21,374	—	11,510	41,265
UltraDow 30 ProFund	5,006	77,494	31,849	4,800	119,149
UltraChina ProFund	43,900	28,744	—	12,166	84,810
UltraJapan ProFund	31,661	35,166	—	—	66,827
Bear ProFund	—	11,201	—	—	11,201
Short Small-Cap ProFund	6,045	83,659	95,321	10,397	195,422
Short NASDAQ-100 ProFund	30,656	24,638	21,590	22,404	99,288
UltraShort Mid-Cap ProFund	28,874	38,404	29,579	17,270	114,127
UltraShort Small-Cap ProFund	55,247	56,215	23,660	26,021	161,143
UltraShort Dow 30 ProFund	30,734	64,961	55,448	38,427	189,570
UltraShort NASDAQ-100 ProFund	—	25,306	19,132	13,705	58,143
UltraShort International ProFund	2,741	1,698	9,129	23,183	36,751
UltraShort Emerging Markets ProFund	6,908	45,541	16,494	5,258	74,201
UltraShort Latin America ProFund	36,785	37,300	23,124	18,413	115,622
UltraShort China ProFund	26,436	33,842	29,053	18,462	107,793
UltraShort Japan ProFund	36,187	33,829	26,586	19,315	115,917
Banks UltraSector ProFund	25,564	20,691	—	—	46,255
Consumer Goods UltraSector ProFund	37,613	36,565	25,503	9,909	109,590
Consumer Services UltraSector ProFund	37,755	32,108	—	—	69,863
Financials UltraSector ProFund	30,245	36,058	21,684	5,742	93,729
Health Care UltraSector ProFund	26,395	37,251	—	—	63,646
Industrials UltraSector ProFund	26,308	52,235	—	29,934	108,477
Mobile Telecommunications UltraSector ProFund	36,865	26,405	16,355	13,574	93,199
Pharmaceuticals UltraSector ProFund	20,843	30,252	4,329	—	55,424
Real Estate UltraSector ProFund	15,706	21,308	4,351	3,375	44,740
Semiconductor UltraSector ProFund	18,399	32,413	25,879	—	76,691
Technology UltraSector ProFund	4,438	19,851	12,324	—	36,613
Telecommunications UltraSector ProFund	32,196	25,809	35,660	26,103	119,768
Utilities UltraSector ProFund	18,224	28,035	37,539	—	83,798
Short Oil & Gas ProFund	39,563	25,492	25,367	22,233	112,655
Short Precious Metals ProFund	37,576	31,910	17,851	5,203	92,540
Short Real Estate ProFund	22,049	30,821	26,822	19,659	99,351
Rising U.S. Dollar ProFund	—	—	—	2,972	2,972
Falling U.S. Dollar ProFund	—	41,779	13,719	34,031	89,529

During the year ended July 31, 2014, the Advisor voluntarily contributed capital of $31,752 in the Mobile Telecommunications UltraSector ProFund Service Class due to corrections of shareholder transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the Mobile Telecommunications UltraSector ProFund Service Class. Absent this contribution, the net asset value and total return would have been lower.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2014 were as follows:

	Purchases	Sales
Bull ProFund	$58,539,153	$41,478,012
Mid Cap ProFund	143,495,153	138,594,028
Small-Cap ProFund	65,992,939	66,880,045
NASDAQ 100 ProFund	45,456,155	54,828,376
Large Cap Value ProFund	159,284,674	156,677,655
Large Cap Growth ProFund	140,445,680	145,523,735
Mid Cap Value ProFund	136,592,652	140,530,738
Mid Cap Growth ProFund	165,215,652	172,234,620
Small-Cap Value ProFund	304,324,973	346,766,869
Small-Cap Growth ProFund	147,697,462	164,818,405
Europe 30 ProFund	138,928,873	122,913,186
UltraBull ProFund	281,075,757	262,522,394
UltraMid-Cap ProFund	16,516,835	17,496,116
UltraSmall-Cap ProFund	19,752,332	15,660,063

July 31, 2014 :: Notes to Financial Statements :: 305

	Purchases	Sales
UltraDow 30 ProFund	$11,699,190	$16,118,552
UltraNASDAQ-100 ProFund	22,970,987	6,093,310
UltraEmerging Markets ProFund	55,931,858	46,280,269
UltraLatin America ProFund	48,572,139	48,206,481
UltraChina ProFund	43,344,946	35,472,230
Banks UltraSector ProFund	23,629,671	37,644,327
Basic Materials UltraSector ProFund	31,392,578	18,959,563
Biotechnology UltraSector ProFund	202,086,954	137,858,071
Consumer Goods UltraSector ProFund	21,084,736	20,939,443
Consumer Services UltraSector ProFund	13,769,034	21,598,272
Financials UltraSector ProFund	11,941,562	18,750,256
Health Care UltraSector ProFund	52,730,032	35,883,333
Industrials UltraSector ProFund	54,168,956	58,148,762
Internet UltraSector ProFund	97,437,955	72,524,032
Mobile Telecommunications UltraSector	15,668,246	17,753,583
Oil & Gas UltraSector ProFund	35,902,652	23,087,793
Oil Equipment Serv. & Dist. UltraSector	28,269,861	9,314,245
Pharmaceuticals UltraSector ProFund	18,937,837	11,463,886
Precious Metals UltraSector ProFund	36,747,723	35,223,497
Real Estate UltraSector ProFund	32,095,057	27,240,086
Semiconductor UltraSector ProFund	77,296,013	30,241,511
Technology UltraSector ProFund	59,205,567	44,462,138
Telecommunications UltraSector ProFund	30,272,316	28,111,251
Utilities UltraSector ProFund	50,724,098	41,922,540

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2014 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$537,716,575	$545,764,994

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives which may be considered aggressive. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested. Investing in derivatives may also expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

306 :: Notes to Financial Statements :: July 31, 2014

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark or in financial instruments. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security

July 31, 2014 :: Notes to Financial Statements :: 307

will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2013, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2013
Europe 30 ProFund	$109,315	$—	$109,315	$—	$109,315
October 31, 2013
NASDAQ-100 ProFund	530,380	366,236	896,616	—	896,616
Large-Cap Value ProFund	500,052	—	500,052	—	500,052
Large-Cap Growth ProFund	78,726	—	78,726	—	78,726
Mid-Cap Value ProFund	30,565	—	30,565	—	30,565
Small-Cap Value ProFund	5,199	—	5,199	—	5,199
UltraEmerging Markets ProFund	21,104	—	21,104	—	21,104
UltraLatin America ProFund	101,066	—	101,066	—	101,066
Internet UltraSector ProFund	—	1,441,597	1,441,597	—	1,441,597
Pharmaceuticals UltraSector ProFund	31,453	—	31,453	—	31,453
Real Estate UltraSector ProFund	55,052	—	55,052	—	55,052
Semiconductor UltraSector ProFund	3,920	—	3,920	3,637	7,557
Telecommunications UltraSector ProFund	52,704	—	52,704	—	52,704
Utilities UltraSector ProFund	141,596	—	141,596	—	141,596

The tax character of dividends paid to shareholders during the applicable tax year ended in 2012, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2012
Europe 30 ProFund	$397,538	$—	$397,538	$—	$397,538
October 31, 2012
UltraEmerging Markets ProFund	151,521	—	151,521	—	151,521
UltraLatin America ProFund	293,214	—	293,214	—	293,214
Pharmaceuticals UltraSector ProFund	24,525	—	24,525	—	24,525
Real Estate UltraSector ProFund	48,865	—	48,865	—	48,865
Semiconductor UltraSector ProFund	10,239	—	10,239	8,259	18,498
Telecommunications UltraSector ProFund	61,482	—	61,482	—	61,482
Utilities UltraSector ProFund	143,766	—	143,766	—	143,766

308 :: Notes to Financial Statements :: July 31, 2014

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2013
Bull ProFund	$—	$—	$—	$(24,419,371)	$16,530,142	$(7,889,229)
Europe 30 ProFund	173,729	—	—	(9,512,817)	1,511,547	(7,827,541)
UltraBull ProFund	—	—	—	(57,180,643)	11,043,495	(46,137,148)
UltraNASDAQ-100 ProFund	—	—	—	(228,742,915)	45,020,596	(183,722,319)
UltraJapan ProFund	—	—	—	(90,173,014)	801,520	(89,371,494)
Bear ProFund	—	—	—	(88,510,612)	(85,590)	(88,596,202)
UltraBear ProFund	—	—	—	(236,477,903)	(212,678)	(236,690,581)
UltraShort NASDAQ-100 ProFund	—	—	—	(202,247,953)	(131,351)	(202,379,304)
October 31, 2013
Mid-Cap ProFund	1,856,802	529,659	—	—	6,283,446	8,669,907
Small-Cap ProFund	—	—	—	(22,343,609)	2,366,405	(19,977,204)
NASDAQ-100 ProFund	1,071,690	891,432	—	—	11,695,429	13,658,551
Large-Cap Value ProFund	784,194	573,300	—	—	4,280,215	5,637,709
Large-Cap Growth ProFund	—	708,311	—	(35,909)	4,032,525	4,704,927
Mid-Cap Value ProFund	—	—	—	(488,757)	2,740,782	2,252,025
Mid-Cap Growth ProFund	—	—	—	(14,943,339)	3,570,761	(11,372,578)
Small-Cap Value ProFund	—	—	—	(25,757,341)	8,305,346	(17,451,995)
Small-Cap Growth ProFund	—	—	—	(1,455,663)	3,468,319	2,012,656
UltraMid-Cap ProFund	—	—	—	(1,218,582)	10,830,372	9,611,790
UltraSmall-Cap ProFund	—	—	—	(21,546,383)	6,549,167	(14,997,216)
UltraDow 30 ProFund	—	—	—	(13,332,301)	4,397,631	(8,934,670)
UltraInternational ProFund	—	—	—	(23,265,185)	(595,409)	(23,860,594)
UltraEmerging Markets ProFund	22,116	—	—	(260,856,759)	(1,320,651)	(262,155,294)
UltraLatin America ProFund	10,582	—	—	(15,230,918)	(1,181,031)	(16,401,367)
UltraChina ProFund	—	—	—	(5,791,927)	3,134,205	(2,657,722)
Short Small-Cap ProFund	—	—	—	(52,544,741)	156,376	(52,388,365)
Short NASDAQ-100 ProFund	—	—	—	(25,082,074)	(45,495)	(25,127,569)
UltraShort Mid-Cap ProFund	—	—	—	(23,722,285)	11,860	(23,710,425)
UltraShort Small-Cap ProFund	—	—	—	(137,402,995)	619,391	(136,783,604)
UltraShort Dow 30 ProFund	—	—	—	(23,207,016)	8,960	(23,198,056)
UltraShort International ProFund	—	—	—	(65,818,709)	39,085	(65,779,624)
UltraShort Emerging Markets ProFund	—	—	—	(101,488,211)	43,035	(101,445,176)
UltraShort Latin America ProFund	—	—	—	(19,843,512)	73,476	(19,770,036)
UltraShort China ProFund	—	—	—	(9,805,533)	(102,177)	(9,907,710)
UltraShort Japan ProFund	—	—	—	(9,681,335)	5,189	(9,676,146)
Banks UltraSector ProFund	—	—	—	(6,575,074)	1,509,040	(5,066,034)
Basic Materials UltraSector ProFund	—	—	—	(41,273,256)	1,936,410	(39,336,846)
Biotechnology UltraSector ProFund	51,014,202	213,959	—	—	55,311,704	106,539,865
Consumer Goods UltraSector ProFund	—	—	—	(1,247,373)	993,568	(253,805)
Consumer Services UltraSector ProFund	1,106,950	—	—	—	5,215,707	6,322,657
Financials UltraSector ProFund	—	—	—	(13,951,717)	319,947	(13,631,770)
Health Care UltraSector ProFund	—	—	—	(2,363,766)	3,970,180	1,606,414
Industrials UltraSector ProFund	—	—	—	(1,401,594)	2,441,327	1,039,733
Internet UltraSector ProFund	5,006,647	—	—	—	9,194,769	14,201,416
Mobile Telecommunications UltraSector ProFund	—	—	—	(7,736,926)	1,614,052	(6,122,874)
Oil & Gas UltraSector ProFund	—	—	—	(12,275,718)	16,625,051	4,349,333
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(26,008,380)	1,986,721	(24,021,659)
Pharmaceuticals UltraSector ProFund	—	287,673	—	(63,547)	2,130,225	2,354,351
Precious Metals UltraSector ProFund	—	—	—	(95,000,034)	(7,221,300)	(102,221,334)
Real Estate UltraSector ProFund	22,148	—	—	(21,204,482)	3,780,731	(17,401,603)
Semiconductor UltraSector ProFund	—	—	—	(14,076,650)	(105,290)	(14,181,940)
Technology UltraSector ProFund	—	—	—	(6,215,114)	2,276,504	(3,938,610)
Telecommunications UltraSector ProFund	19,358	—	—	(1,576,859)	574,005	(983,496)
Utilities UltraSector ProFund	52,882	—	—	(16,419,849)	1,526,264	(14,840,703)

July 31, 2014 :: Notes to Financial Statements :: 309

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Short Oil & Gas ProFund	$—	$—	$—	$(19,883,518)	$(38,206)	$(19,921,724)
Short Precious Metals ProFund	—	—	—	(20,289,647)	(91,040)	(20,380,687)
Short Real Estate ProFund	—	—	—	(60,596,230)	64,115	(60,532,115)
U.S. Government Plus ProFund	—	—	—	(8,585,062)	(145,251)	(8,730,313)
Rising Rates Opportunity 10 ProFund	—	—	—	(21,813,718)	(313,111)	(22,126,829)
Rising Rates Opportunity ProFund	—	—	—	(166,311,333)	(2,290,240)	(168,601,573)
Rising U.S. Dollar ProFund	—	—	—	(6,075,682)	—	(6,075,682)
Falling U.S. Dollar ProFund	—	—	—	(1,570,966)	—	(1,570,966)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2013 and December 31, 2013, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2014 and December 31, 2014:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bear ProFund	$1,539,980
UltraBear ProFund	1,978,774
UltraShort NASDAQ-100 ProFund	1,545,261

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Small-Cap ProFund	$213,216
Large-Cap Growth ProFund	35,909
Mid-Cap Value ProFund	6,578
Mid-Cap Growth ProFund	149,305
Small-Cap Value ProFund	212,806
Small-Cap Growth ProFund	234,156
UltraMid-Cap ProFund	374,437
UltraSmall-Cap ProFund	367,263
UltraDow 30 ProFund	67,210
UltraInternational ProFund	409,115
UltraChina ProFund	3,904
Short Small-Cap ProFund	172,967
Short NASDAQ-100 ProFund	197,928
UltraShort Mid-Cap ProFund	46,450
UltraShort Small-Cap ProFund	339,833
UltraShort Dow 30 ProFund	145,286
UltraShort International ProFund	162,058
UltraShort Emerging Markets ProFund	157,014
UltraShort Latin America ProFund	63,528
UltraShort China ProFund	41,813
UltraShort Japan ProFund	73,126
Banks UltraSector ProFund	117,741
Basic Materials UltraSector ProFund	42,844
Consumer Goods UltraSector ProFund	35,243
Financials UltraSector ProFund	97,521
Health Care UltraSector ProFund	147,679
Industrials UltraSector ProFund	93,010
Mobile Telecommunications UltraSector ProFund	204,550
Oil & Gas UltraSector ProFund	86,728
Oil Equipment, Services & Distribution UltraSector ProFund	90,922
Pharmaceuticals UltraSector ProFund	63,547
Semiconductor UltraSector ProFund	23,940
Technology UltraSector ProFund	58,543
Short Oil & Gas ProFund	46,173
Short Precious Metals ProFund	158,663

310 :: Notes to Financial Statements :: July 31, 2014

Qualified Late Year Ordinary Losses
Short Real Estate ProFund	$77,580
Rising Rates Opportunity 10 ProFund	579,092
Rising Rates Opportunity ProFund	1,636,075
Rising U.S. Dollar ProFund	1,110,070
Falling U.S. Dollar ProFund	139,948

As of the end of their respective tax years ended October 31, 2013 and December 31, 2013, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$—	$24,419,371	$—	$—	$24,419,371
Europe 30 ProFund	—	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	—	35,500,523	21,680,120	—	—	57,180,643
UltraNASDAQ-100 ProFund	—	—	228,742,915	—	—	—	228,742,915
UltraJapan ProFund	8,203,173	19,441,046	58,133,440	—	4,395,355	—	90,173,014
Bear ProFund	—	—	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	9,327,306	28,548,861	—	95,770,801	45,770,369	—	179,417,337
UltraShort NASDAQ-100 ProFund	40,417,926	54,052,522	—	56,065,314	24,229,670	—	174,765,432
October 31 tax year end ProFunds
Small-Cap ProFund	—	—	3,928,075	18,202,318	—	—	22,130,393
Mid-Cap Value ProFund	—	—	—	57,714	424,465	—	482,179
Mid-Cap Growth ProFund	—	—	13,959,691	834,343	—	—	14,794,034
Small-Cap Value ProFund	—	—	—	25,544,535	—	—	25,544,535
Small-Cap Growth ProFund	—	—	—	200,970	1,020,537	—	1,221,507
UltraMid-Cap ProFund	—	—	844,145	—	—	—	844,145
UltraSmall-Cap ProFund	—	—	12,539,193	8,639,927	—	—	21,179,120
UltraDow 30 ProFund	—	—	10,831,327	2,433,764	—	—	13,265,091
UltraInternational ProFund	—	—	19,465,562	—	2,004,577	1,385,931	22,856,070
UltraEmerging Markets ProFund	—	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	—	4,477,082	4,477,082
Short Small-Cap ProFund	12,406,054	4,131,511	—	14,298,494	15,009,115	1,034,222	46,879,396
Short NASDAQ-100 ProFund	2,959,743	4,938,350	—	3,058,900	6,257,362	3,277,560	20,491,915
UltraShort Mid-Cap ProFund	—	3,559,632	—	12,184,360	3,530,168	1,209,276	20,483,436
UltraShort Small-Cap ProFund	16,741,157	49,600,274	—	19,004,455	22,897,260	8,705,776	116,948,922
UltraShort Dow 30 ProFund	—	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	13,157,329	—	32,455,983	6,213,490	5,098,053	56,924,855
UltraShort Emerging Markets ProFund	—	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	—	13,458,699	5,432,825	888,460	19,779,984
UltraShort China ProFund	—	—	—	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	716,598	—	3,645,757	2,094,978	6,457,333
Basic Materials UltraSector ProFund	456,160	—	30,847,431	5,602,519	2,208,186	2,116,116	41,230,412
Consumer Goods UltraSector ProFund	—	—	1,167,268	—	44,862	—	1,212,130
Financials UltraSector ProFund	—	—	7,066,307	3,105,413	2,990,547	691,929	13,854,196
Health Care UltraSector ProFund	—	—	798,690	—	57,287	1,360,110	2,216,087
Industrials UltraSector ProFund	—	—	—	—	1,575	1,307,009	1,308,584
Mobile Telecommunications UltraSector ProFund	—	—	1,758,845	2,674,292	2,009,584	1,089,655	7,532,376
Oil & Gas UltraSector ProFund	—	—	11,641,673	547,317	—	—	12,188,990
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	18,007,714	—	2,172,937	5,736,807	25,917,458
Precious Metals UltraSector ProFund	—	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	—	1,597,434	14,262,294	2,790,520	—	2,554,234	21,204,482
Semiconductor UltraSector ProFund	8,625,195	33,063	4,305,713	—	669,798	—	13,633,769
Technology UltraSector ProFund	—	—	5,780,123	—	369,053	7,395	6,156,571
Telecommunications UltraSector ProFund	—	—	533,700	910,951	—	101,815	1,546,466

July 31, 2014 :: Notes to Financial Statements :: 311

	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Utilities UltraSector ProFund	$—	$—	$13,305,842	$1,707,442	$—	$814,961	$15,828,245
Short Oil & Gas ProFund	1,723,190	4,979,541	—	3,502,898	7,992,827	714,439	18,912,895
Short Precious Metals ProFund	—	2,229,646	—	11,647,689	4,821,283	854,572	19,553,190
Short Real Estate ProFund	—	—	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	—	1,554,100	1,694,854	1,558,615	11,518,808	4,908,249	21,234,626
Rising Rates Opportunity ProFund	—	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	154,626,860
Rising U.S. Dollar ProFund	—	—	—	—	—	3,693,212	3,693,212
Falling U.S. Dollar ProFund	—	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$302,003	$366,025	$668,028
Bear ProFund	26,984,279	3,026,722	30,011,001
UltraBear ProFund	51,811,439	3,270,353	55,081,792
UltraShort NASDAQ-100 ProFund	24,870,664	1,066,596	25,937,260
October 31 tax year end ProFunds
UltraEmerging Markets ProFund	8,699,233	2,510,655	11,209,888
UltraLatin America ProFund	1,852,119	906,047	2,758,166
UltraChina ProFund	351,622	959,319	1,310,941
Short Small-Cap ProFund	5,045,062	447,316	5,492,378
Short NASDAQ-100 ProFund	3,992,830	399,401	4,392,231
UltraShort Mid-Cap ProFund	3,040,123	152,276	3,192,399
UltraShort Small-Cap ProFund	19,047,943	1,066,297	20,114,240
UltraShort Dow 30 ProFund	9,941,235	454,967	10,396,202
UltraShort International ProFund	8,731,796	—	8,731,796
UltraShort Emerging Markets ProFund	3,419,577	—	3,419,577
UltraShort China ProFund	1,935,680	—	1,935,680
UltraShort Japan ProFund	2,977,237	2,319,997	5,297,234
Precious Metals UltraSector ProFund	35,389,949	—	35,389,949
Semiconductor UltraSector ProFund	418,941	—	418,941
Telecommunications UltraSector ProFund	24,178	6,215	30,393
Utilities UltraSector ProFund	591,604	—	591,604
Short Oil & Gas ProFund	924,450	—	924,450
Short Precious Metals ProFund	577,794	—	577,794
Short Real Estate ProFund	2,088,618	—	2,088,618
U.S. Government Plus ProFund	8,579,999	5,063	8,585,062
Rising Rates Opportunity ProFund	10,048,398	—	10,048,398
Rising U.S. Dollar ProFund	508,960	763,440	1,272,400
Falling U.S. Dollar ProFund	290,887	436,331	727,218

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

At July 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$98,645,610	$21,460,032	$(3,215,990)	$18,244,042
Mid-Cap ProFund	69,978,864	5,612,360	(982,723)	4,629,637
Small-Cap ProFund	56,173,334	2,338,786	(271,662)	2,067,124
NASDAQ-100 ProFund	68,860,095	13,534,640	(919,820)	12,614,820
Large-Cap Value ProFund	29,260,326	5,551,404	(2,027,923)	3,523,481
Large-Cap Growth ProFund	13,326,936	4,573,417	(635,637)	3,937,780
Mid-Cap Value ProFund	21,342,980	3,575,202	(2,405,872)	1,169,330
Mid-Cap Growth ProFund	7,863,022	2,556,478	(657,172)	1,899,306
Small-Cap Value ProFund	6,092,812	2,648,075	(1,287,143)	1,360,932
Small-Cap Growth ProFund	7,889,918	2,297,037	(963,780)	1,333,257

312 :: Notes to Financial Statements :: July 31, 2014

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Europe 30 ProFund	$26,552,672	$3,362,732	$(2,967,011)	$395,721
UltraBull ProFund	91,996,559	22,348,227	(9,910,967)	12,437,260
UltraMid-Cap ProFund	55,382,724	15,000,141	(3,279,656)	11,720,485
UltraSmall-Cap ProFund	37,741,572	9,419,102	(2,166,282)	7,252,820
UltraDow 30 ProFund	12,522,825	6,171,156	(1,024,664)	5,146,492
UltraNASDAQ-100 ProFund	156,416,113	80,119,348	(26,673,139)	53,446,209
UltraInternational ProFund	69,348,000	—	—	—
UltraEmerging Markets ProFund	33,865,495	5,554,680	(4,922,628)	632,052
UltraLatin America ProFund	13,925,817	3,678,294	(4,678,218)	(999,924)
UltraChina ProFund	21,246,322	4,736,252	(1,580,823)	3,155,429
UltraJapan ProFund	37,528,000	—	—	—
Bear ProFund	24,690,000	—	—	—
Short Small-Cap ProFund	10,743,000	—	—	—
Short NASDAQ-100 ProFund	6,941,000	—	—	—
UltraBear ProFund	21,548,000	—	—	—
UltraShort Mid-Cap ProFund	2,010,000	—	—	—
UltraShort Small-Cap ProFund	16,318,000	—	—	—
UltraShort Dow 30 ProFund	4,007,000	—	—	—
UltraShort NASDAQ-100 ProFund	8,886,000	—	—	—
UltraShort International ProFund	5,912,000	—	—	—
UltraShort Emerging Markets ProFund	5,282,000	—	—	—
UltraShort Latin America ProFund	2,521,000	—	—	—
UltraShort China ProFund	2,257,000	—	—	—
UltraShort Japan ProFund	2,753,000	—	—	—
Banks UltraSector ProFund	9,798,913	6,112,340	(3,909,166)	2,203,174
Basic Materials UltraSector ProFund	24,535,039	6,210,036	(2,956,308)	3,253,728
Biotechnology UltraSector ProFund	354,693,764	110,525,526	(1,938,271)	108,587,255
Consumer Goods UltraSector ProFund	8,065,947	1,069,427	(139,030)	930,397
Consumer Services UltraSector ProFund	21,027,324	6,434,463	(620,407)	5,814,056
Financials UltraSector ProFund	9,268,471	3,910,085	(3,134,529)	775,556
Health Care UltraSector ProFund	40,722,758	7,305,178	(991,189)	6,313,989
Industrials UltraSector ProFund	8,689,307	2,404,397	(144,965)	2,259,432
Internet UltraSector ProFund	53,482,016	14,903,251	(3,120,822)	11,782,429
Mobile Telecommunications UltraSector ProFund	3,888,594	1,333,336	(551,003)	782,333
Oil & Gas UltraSector ProFund	44,150,044	18,140,599	(1,543,244)	16,597,355
Oil Equipment, Services & Distribution UltraSector ProFund	44,010,285	5,689,447	(2,409,483)	3,279,964
Pharmaceuticals UltraSector ProFund	23,959,315	3,483,267	(574,699)	2,908,568
Precious Metals UltraSector ProFund	30,325,510	2,401,546	(6,660,186)	(4,258,640)
Real Estate UltraSector ProFund	24,385,953	7,658,593	(2,111,480)	5,547,113
Semiconductor UltraSector ProFund	78,199,077	5,758,163	(2,091,448)	3,666,715
Technology UltraSector ProFund	29,967,584	4,389,809	(851,304)	3,538,505
Telecommunications UltraSector ProFund	6,107,767	731,620	(233,622)	497,998
Utilities UltraSector ProFund	24,215,504	2,637,721	(596,950)	2,040,771
Short Oil & Gas ProFund	3,101,000	—	—	—
Short Precious Metals ProFund	9,270,000	—	—	—
Short Real Estate ProFund	981,000	—	—	—
U.S. Government Plus ProFund	34,020,381	205,461	(403,372)	(197,911)
Rising Rates Opportunity 10 ProFund	25,041,000	—	—	—
Rising Rates Opportunity ProFund	99,996,000	—	—	—
Rising U.S. Dollar ProFund	28,180,000	—	—	—
Falling U.S. Dollar ProFund	3,983,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated

July 31, 2014 :: Notes to Financial Statements :: 313

September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $437,741, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $701,302 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2014.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

314 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
September 26, 2014

Trustees and Officers (unaudited) :: 315

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002-present)	ProFunds (112); Access One Trust (3); ProShares (124)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (124)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (124)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (124)

*                      The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**               Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

316 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President*	Indefinite; January 2014 to present

President of the Advisor (January 2014 to present); Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

*                      From February 2003 to December 2013, Louis M. Mayberg served as President of the Trust.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/14

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2013 $606,000

2014 $612,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2013 $6,000

2014 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2013 $267,000

2014 $275,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations.

(d)                                 All Other Fees:

2013 $0

2014 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)      No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable as less than 50%.

(g)           2013 $273,000

                2014 $281,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)                                 Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (55.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,346	$330,529
Abbott Laboratories (Pharmaceuticals)	5,612	236,377
AbbVie, Inc. (Pharmaceuticals)	5,934	310,586
Accenture PLC - Class A (Computers)	2,392	189,638
ACE, Ltd. (Insurance)	1,242	124,324
Actavis PLC* (Pharmaceuticals)	920	197,119
Adobe Systems, Inc.* (Software)	1,748	120,804
Aetna, Inc. (Healthcare - Services)	1,334	103,425
Affiliated Managers Group, Inc.* (Diversified Financial Services)	184	36,662
AFLAC, Inc. (Insurance)	1,702	101,677
Agilent Technologies, Inc. (Electronics)	1,242	69,663
AGL Resources, Inc. (Gas)	460	23,754
Air Products & Chemicals, Inc. (Chemicals)	782	103,185
Airgas, Inc. (Chemicals)	230	24,592
Akamai Technologies, Inc.* (Software)	644	38,009
Alcoa, Inc. (Mining)	4,370	71,624
Alexion Pharmaceuticals, Inc.* (Biotechnology)	736	117,017
Allegheny Technologies, Inc. (Iron/Steel)	414	15,587
Allegion PLC (Electronics)	322	16,560
Allergan, Inc. (Pharmaceuticals)	1,104	183,109
Alliance Data Systems Corp.* (Commercial Services)	184	48,261
Allstate Corp. (Insurance)	1,610	94,105
Altera Corp. (Semiconductors)	1,150	37,628
Altria Group, Inc. (Agriculture)	7,452	302,551
Amazon.com, Inc.* (Internet)	1,380	431,925
Ameren Corp. (Electric)	920	35,374
American Electric Power, Inc. (Electric)	1,840	95,662
American Express Co. (Diversified Financial Services)	3,404	299,551
American International Group, Inc. (Insurance)	5,428	282,147
American Tower Corp. (REIT)	1,472	138,942
Ameriprise Financial, Inc. (Diversified Financial Services)	690	82,524
AmerisourceBergen Corp. (Pharmaceuticals)	828	63,681
Ametek, Inc. (Electrical Components & Equipment)	920	44,795
Amgen, Inc. (Biotechnology)	2,852	363,316
Amphenol Corp. - Class A (Electronics)	598	57,510
Anadarko Petroleum Corp. (Oil & Gas)	1,886	201,519
Analog Devices, Inc. (Semiconductors)	1,196	59,357
Aon PLC (Insurance)	1,104	93,133
Apache Corp. (Oil & Gas)	1,426	146,393
Apartment Investment & Management Co. - Class A (REIT)	552	18,867
Apple Computer, Inc. (Computers)	22,586	2,158,544
Applied Materials, Inc. (Semiconductors)	4,554	95,452
Archer-Daniels-Midland Co. (Agriculture)	2,438	113,123
Assurant, Inc. (Insurance)	276	17,487
AT&T, Inc. (Telecommunications)	19,412	690,873
Autodesk, Inc.* (Software)	874	46,628
Automatic Data Processing, Inc. (Commercial Services)	1,794	145,870
AutoNation, Inc.* (Retail)	230	12,264
AutoZone, Inc.* (Retail)	138	71,350
Avago Technologies, Ltd. (Semiconductors)	920	63,830
AvalonBay Communities, Inc. (REIT)	460	68,117
Avery Dennison Corp. (Household Products/Wares)	368	17,373
Avon Products, Inc. (Cosmetics/Personal Care)	1,610	21,252
Baker Hughes, Inc. (Oil & Gas Services)	1,610	110,720
Ball Corp. (Packaging & Containers)	506	30,997
Bank of America Corp. (Banks)	39,376	600,484
Bank of New York Mellon Corp. (Banks)	4,278	167,013
Bard (C.R.), Inc. (Healthcare - Products)	276	41,187
Baxter International, Inc. (Healthcare - Products)	2,024	151,173
BB&T Corp. (Banks)	2,668	98,769
Becton, Dickinson & Co. (Healthcare - Products)	736	85,553
Bed Bath & Beyond, Inc.* (Retail)	782	49,493
Bemis Co., Inc. (Packaging & Containers)	368	14,356
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,716	842,389
Best Buy Co., Inc. (Retail)	1,012	30,087
Biogen Idec, Inc.* (Biotechnology)	874	292,257
BlackRock, Inc. (Diversified Financial Services)	460	140,176
Boeing Co. (Aerospace/Defense)	2,530	304,814
BorgWarner, Inc. (Auto Parts & Equipment)	874	54,407
Boston Properties, Inc. (REIT)	552	65,936
Boston Scientific Corp.* (Healthcare - Products)	4,968	63,491
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,210	314,350
Broadcom Corp. - Class A (Semiconductors)	2,070	79,198
Brown-Forman Corp. - Class B (Beverages)	598	51,817
C.H. Robinson Worldwide, Inc. (Transportation)	552	37,238
CA, Inc. (Software)	1,196	34,540
Cablevision Systems Corp. NY - Class A (Media)	828	15,914
Cabot Oil & Gas Corp. (Oil & Gas)	1,564	51,534
Cameron International Corp.* (Oil & Gas Services)	782	55,452
Campbell Soup Co. (Food)	690	28,697
Capital One Financial Corp. (Banks)	2,162	171,965
Cardinal Health, Inc. (Pharmaceuticals)	1,288	92,285
CareFusion Corp.* (Healthcare - Products)	782	34,244
CarMax, Inc.* (Retail)	828	40,415
Carnival Corp. - Class A (Leisure Time)	1,656	59,980

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	2,346	$236,359
CBRE Group, Inc.* - Class A (Real Estate)	1,058	32,629
CBS Corp. - Class B (Media)	1,978	112,410
Celgene Corp.* (Biotechnology)	3,036	264,587
CenterPoint Energy, Inc. (Gas)	1,610	39,155
CenturyLink, Inc. (Telecommunications)	2,162	84,837
Cerner Corp.* (Software)	1,104	60,941
CF Industries Holdings, Inc. (Chemicals)	184	46,063
Chesapeake Energy Corp. (Oil & Gas)	1,886	49,734
Chevron Corp. (Oil & Gas)	7,130	921,480
Chipotle Mexican Grill, Inc.* (Retail)	138	92,805
CIGNA Corp. (Healthcare - Services)	1,012	91,120
Cimarex Energy Co. (Oil & Gas)	322	44,764
Cincinnati Financial Corp. (Insurance)	552	25,403
Cintas Corp. (Commercial Services)	368	23,037
Cisco Systems, Inc. (Telecommunications)	19,182	483,962
Citigroup, Inc. (Banks)	11,362	555,715
Citrix Systems, Inc.* (Software)	598	40,503
Clorox Co. (Household Products/Wares)	460	39,960
CME Group, Inc. (Diversified Financial Services)	1,196	88,432
CMS Energy Corp. (Electric)	1,012	29,277
Coach, Inc. (Retail)	1,012	34,975
Coca-Cola Co. (Beverages)	14,168	556,661
Coca-Cola Enterprises, Inc. (Beverages)	874	39,723
Cognizant Technology Solutions Corp.* (Computers)	2,300	112,815
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,266	207,064
Comcast Corp. - Class A (Media)	9,752	523,975
Comerica, Inc. (Banks)	690	34,679
Computer Sciences Corp. (Computers)	552	34,439
ConAgra Foods, Inc. (Food)	1,564	47,123
ConocoPhillips (Oil & Gas)	4,600	379,499
CONSOL Energy, Inc. (Coal)	874	33,929
Consolidated Edison, Inc. (Electric)	1,104	61,923
Constellation Brands, Inc.* (Beverages)	644	53,619
Corning, Inc. (Telecommunications)	4,876	95,813
Costco Wholesale Corp. (Retail)	1,656	194,646
Covidien PLC (Healthcare - Products)	1,702	147,240
Crown Castle International Corp. (REIT)	1,242	92,132
CSX Corp. (Transportation)	3,772	112,858
Cummins, Inc. (Machinery-Diversified)	644	89,767
CVS Caremark Corp. (Retail)	4,370	333,693
D.R. Horton, Inc. (Home Builders)	1,058	21,901
Danaher Corp. (Miscellaneous Manufacturing)	2,254	166,526
Darden Restaurants, Inc. (Retail)	506	23,656
DaVita, Inc.* (Healthcare - Services)	644	45,363
Deere & Co. (Machinery-Diversified)	1,380	117,452
Delphi Automotive PLC (Auto Parts & Equipment)	1,012	67,602
Delta Air Lines, Inc. (Airlines)	3,174	118,898
Denbury Resources, Inc. (Oil & Gas)	1,334	22,611
DENTSPLY International, Inc. (Healthcare - Products)	552	25,624
Devon Energy Corp. (Oil & Gas)	1,426	107,663
Diamond Offshore Drilling, Inc. (Oil & Gas)	276	12,914
DIRECTV* - Class A (Media)	1,748	150,415
Discover Financial Services (Diversified Financial Services)	1,748	106,733
Discovery Communications, Inc.* - Class A (Media)	828	70,554
Dollar General Corp.* (Retail)	1,150	63,515
Dollar Tree, Inc.* (Retail)	782	42,596
Dominion Resources, Inc. (Electric)	2,162	146,238
Dover Corp. (Miscellaneous Manufacturing)	644	55,229
Dr. Pepper Snapple Group, Inc. (Beverages)	736	43,247
DTE Energy Co. (Electric)	644	47,540
Duke Energy Corp. (Electric)	2,668	192,443
Dun & Bradstreet Corp. (Software)	138	15,184
E*TRADE Financial Corp.* (Diversified Financial Services)	1,058	22,239
E.I. du Pont de Nemours & Co. (Chemicals)	3,450	221,870
Eastman Chemical Co. (Chemicals)	552	43,487
Eaton Corp. (Miscellaneous Manufacturing)	1,794	121,848
eBay, Inc.* (Internet)	4,278	225,878
Ecolab, Inc. (Chemicals)	1,012	109,832
Edison International (Electric)	1,242	68,062
Edwards Lifesciences Corp.* (Healthcare - Products)	414	37,364
Electronic Arts, Inc.* (Software)	1,196	40,186
Eli Lilly & Co. (Pharmaceuticals)	3,680	224,701
EMC Corp. (Computers)	7,682	225,083
Emerson Electric Co. (Electrical Components & Equipment)	2,622	166,890
Ensco PLCADR - Class A (Oil & Gas)	874	44,268
Entergy Corp. (Electric)	690	50,253
EOG Resources, Inc. (Oil & Gas)	2,024	221,507
EQT Corp. (Oil & Gas)	552	51,789
Equifax, Inc. (Commercial Services)	460	35,001
Equity Residential (REIT)	1,242	80,295
Essex Property Trust, Inc. (REIT)	230	43,601
Exelon Corp. (Electric)	3,220	100,078
Expedia, Inc. (Internet)	368	29,227
Expeditors International of Washington, Inc. (Transportation)	736	31,780
Express Scripts Holding Co.* (Pharmaceuticals)	2,898	201,846
Exxon Mobil Corp. (Oil & Gas)	16,054	1,588,382
F5 Networks, Inc.* (Internet)	276	31,075
Facebook, Inc.* - Class A (Internet)	6,440	467,866
Family Dollar Stores, Inc. (Retail)	368	27,508
Fastenal Co. (Distribution/Wholesale)	1,012	44,882
FedEx Corp. (Transportation)	1,058	155,399

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares		Value
Fidelity National Information Services, Inc. (Software)	1,058		$59,671
Fifth Third Bancorp (Banks)	3,174		65,004
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors)	276		17,418
FirstEnergy Corp. (Electric)	1,564		48,812
Fiserv, Inc.* (Software)	920		56,736
FLIR Systems, Inc. (Electronics)	552		18,371
Flowserve Corp. (Machinery-Diversified)	506		37,464
Fluor Corp. (Engineering & Construction)	598		43,576
FMC Corp. (Chemicals)	506		33,001
FMC Technologies, Inc.* (Oil & Gas Services)	874		53,139
Ford Motor Co. (Auto Manufacturers)	14,812		252,100
Fossil Group, Inc.* (Distribution/Wholesale)	184		18,032
Franklin Resources, Inc. (Diversified Financial Services)	1,518		82,200
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,910		145,531
Frontier Communications Corp. (Telecommunications)	3,772		24,707
GameStop Corp. - Class A (Retail)	414		17,376
Gannett Co., Inc. (Media)	828		27,092
Garmin, Ltd. (Electronics)	460		25,318
General Dynamics Corp. (Aerospace/Defense)	1,242		145,028
General Electric Co. (Miscellaneous Manufacturing)	37,536		944,031
General Growth Properties, Inc. (REIT)	1,932		45,151
General Mills, Inc. (Food)	2,300		115,344
General Motors Co. (Auto Manufacturers)	4,922		166,462
Genuine Parts Co. (Distribution/Wholesale)	552		45,717
Genworth Financial, Inc.* - Class A (Insurance)	1,840		24,104
Gilead Sciences, Inc.* (Biotechnology)	5,750		526,413
Google, Inc.* - Class A (Internet)	1,058		613,164
Google, Inc.* - Class C (Internet)	1,058		604,753
Graham Holdings Co. - Class B (Media)	46		31,545
H & R Block, Inc. (Commercial Services)	1,012		32,516
Halliburton Co. (Oil & Gas Services)	3,174		218,974
Harley-Davidson, Inc. (Leisure Time)	828		51,187
Harman International Industries, Inc. (Home Furnishings)	276		29,960
Harris Corp. (Telecommunications)	414		28,264
Hartford Financial Services Group, Inc. (Insurance)	1,702		58,140
Hasbro, Inc. (Toys/Games/Hobbies)	414		20,683
HCP, Inc. (REIT)	1,702		70,684
Health Care REIT, Inc. (REIT)	1,150		73,175
Helmerich & Payne, Inc. (Oil & Gas)	414		43,992
Hess Corp. (Oil & Gas)	966		95,615
Hewlett-Packard Co. (Computers)	6,992		248,985
Honeywell International, Inc. (Electronics)	2,944		270,348
Hormel Foods Corp. (Food)	506		22,902
Hospira, Inc.* (Healthcare - Products)	644		35,723
Host Hotels & Resorts, Inc. (REIT)	2,852		62,002
Hudson City Bancorp, Inc. (Savings & Loans)	1,794		17,492
Humana, Inc. (Healthcare - Services)	598		70,355
Huntington Bancshares, Inc. (Banks)	3,082		30,265
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,426		117,460
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	920		54,087
Integrys Energy Group, Inc. (Electric)	322		21,110
Intel Corp. (Semiconductors)	18,630		631,371
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	414		79,579
International Business Machines Corp. (Computers)	3,542		678,895
International Flavors & Fragrances, Inc. (Chemicals)	322		32,519
International Paper Co. (Forest Products & Paper)	1,610		76,475
Intuit, Inc. (Software)	1,058		86,724
Intuitive Surgical, Inc.* (Healthcare - Products)	138		63,142
Invesco, Ltd. (Diversified Financial Services)	1,610		60,584
Iron Mountain, Inc. (Commercial Services)	644		21,580
J.P. Morgan Chase & Co. (Banks)	14,168		817,069
Jabil Circuit, Inc. (Electronics)	690		13,772
Jacobs Engineering Group, Inc.* (Engineering & Construction)	506		25,710
Johnson & Johnson (Pharmaceuticals)	10,580		1,058,951
Johnson Controls, Inc. (Auto Parts & Equipment)	2,484		117,344
Joy Global, Inc. (Machinery - Construction & Mining)	368		21,808
Juniper Networks, Inc.* (Telecommunications)	1,794		42,231
Kansas City Southern Industries, Inc. (Transportation)	414		45,151
Kellogg Co. (Food)	966		57,796
Keurig Green Mountain, Inc. (Beverages)	460		54,869
KeyCorp (Banks)	3,312		44,844
Kimberly-Clark Corp. (Household Products/Wares)	1,426		148,119
Kimco Realty Corp. (REIT)	1,518		33,973
Kinder Morgan, Inc. (Pipelines)	2,484		89,374
KLA-Tencor Corp. (Semiconductors)	598		42,751
Kohls Corp. (Retail)	736		39,405
Kraft Foods Group, Inc. (Food)	2,208		118,315
Kroger Co. (Food)	1,886		92,376
L Brands, Inc. (Retail)	920		53,332
L-3 Communications Holdings, Inc. (Aerospace/Defense)	322		33,797
Laboratory Corp. of America Holdings* (Healthcare - Services)	322		33,388
Lam Research Corp. (Semiconductors)	598		41,860

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Legg Mason, Inc. (Diversified Financial Services)	368	$17,462
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	506	16,597
Lennar Corp. - Class A (Home Builders)	644	23,332
Leucadia National Corp. (Holding Companies - Diversified)	1,196	29,553
Lincoln National Corp. (Insurance)	966	50,609
Linear Technology Corp. (Semiconductors)	874	38,574
Lockheed Martin Corp. (Aerospace/Defense)	1,012	168,974
Loews Corp. (Insurance)	1,150	48,450
Lorillard, Inc. (Agriculture)	1,334	80,680
Lowe’s Cos., Inc. (Retail)	3,726	178,289
LyondellBasell Industries N.V. - Class A (Chemicals)	1,564	166,175
M&T Bank Corp. (Banks)	506	61,479
Macy’s, Inc. (Retail)	1,334	77,092
Marathon Oil Corp. (Oil & Gas)	2,530	98,038
Marathon Petroleum Corp. (Oil & Gas)	1,058	88,322
Marriott International, Inc. - Class A (Lodging)	829	53,619
Marsh & McLennan Cos., Inc. (Insurance)	2,070	105,094
Martin Marietta Materials (Building Materials)	230	28,573
Masco Corp. (Building Materials)	1,334	27,747
MasterCard, Inc. - Class A (Commercial Services)	3,772	279,695
Mattel, Inc. (Toys/Games/Hobbies)	1,288	45,628
McCormick & Co., Inc. (Food)	506	33,285
McDonald’s Corp. (Retail)	3,680	347,980
McGraw Hill Financial, Inc. (Commercial Services)	1,012	81,182
McKesson Corp. (Pharmaceuticals)	874	167,686
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	736	67,300
MeadWestvaco Corp. (Forest Products & Paper)	644	26,919
Medtronic, Inc. (Healthcare - Products)	3,726	230,042
Merck & Co., Inc. (Pharmaceuticals)	10,948	621,190
MetLife, Inc. (Insurance)	4,232	222,603
Michael Kors Holdings, Ltd.* (Apparel)	690	56,221
Microchip Technology, Inc. (Semiconductors)	736	33,135
Micron Technology, Inc.* (Semiconductors)	4,002	122,261
Microsoft Corp. (Software)	28,152	1,215,041
Mohawk Industries, Inc.* (Textiles)	230	28,697
Molson Coors Brewing Co. - Class B (Beverages)	598	40,383
Mondelez International, Inc. - Class A (Food)	6,348	228,527
Monsanto Co. (Chemicals)	1,978	223,691
Monster Beverage Corp.* (Beverages)	506	32,364
Moody’s Corp. (Commercial Services)	690	60,030
Morgan Stanley Dean Witter & Co. (Banks)	5,244	169,591
Motorola Solutions, Inc. (Telecommunications)	828	52,727
Murphy Oil Corp. (Oil & Gas)	644	40,012
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,380	68,131
Nabors Industries, Ltd. (Oil & Gas)	966	26,237
NASDAQ Stock Market, Inc. (Diversified Financial Services)	460	19,407
National Oilwell Varco, Inc. (Oil & Gas Services)	1,610	130,474
Navient Corp. (Diversified Financial Services)	1,564	26,901
Neilsen Holdings N.V. (Media)	1,150	53,027
NetApp, Inc. (Computers)	1,242	48,239
Netflix, Inc.* (Internet)	230	97,226
Newell Rubbermaid, Inc. (Housewares)	1,058	34,364
Newfield Exploration Co.* (Oil & Gas)	506	20,392
Newmont Mining Corp. (Mining)	1,886	46,980
News Corp.* - Class A (Media)	1,886	33,288
NextEra Energy, Inc. (Electric)	1,610	151,163
NIKE, Inc. - Class B (Apparel)	2,760	212,878
NiSource, Inc. (Gas)	1,196	45,065
Noble Corp. (Oil & Gas)	966	30,303
Noble Energy, Inc. (Oil & Gas)	1,334	88,698
Nordstrom, Inc. (Retail)	506	35,030
Norfolk Southern Corp. (Transportation)	1,150	116,909
Northeast Utilities System (Electric)	1,196	52,504
Northern Trust Corp. (Banks)	828	55,385
Northrop Grumman Corp. (Aerospace/Defense)	782	96,397
NRG Energy, Inc. (Electric)	1,242	38,452
Nucor Corp. (Iron/Steel)	1,196	60,063
NVIDIA Corp. (Semiconductors)	2,070	36,225
Occidental Petroleum Corp. (Oil & Gas)	2,944	287,658
Omnicom Group, Inc. (Advertising)	966	67,611
ONEOK, Inc. (Pipelines)	782	50,384
Oracle Corp. (Software)	12,834	518,365
O’Reilly Automotive, Inc.* (Retail)	414	62,100
Owens-Illinois, Inc.* (Packaging & Containers)	598	18,652
PACCAR, Inc. (Auto Manufacturers)	1,334	83,068
Pall Corp. (Miscellaneous Manufacturing)	414	32,073
Parker Hannifin Corp. (Miscellaneous Manufacturing)	552	63,452
Patterson Cos., Inc. (Healthcare - Products)	322	12,561
Paychex, Inc. (Software)	1,196	49,048
Peabody Energy Corp. (Coal)	1,012	15,352
Pentair PLC (Miscellaneous Manufacturing)	736	47,156
People’s United Financial, Inc. (Savings & Loans)	1,150	16,698
Pepco Holdings, Inc. (Electric)	920	24,702
PepsiCo, Inc. (Beverages)	5,658	498,470

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Electronics)	414	$19,135
Perrigo Co. PLC (Pharmaceuticals)	506	76,128
PetSmart, Inc. (Retail)	368	25,076
Pfizer, Inc. (Pharmaceuticals)	23,874	685,184
PG&E Corp. (Electric)	1,748	78,083
Philip Morris International, Inc. (Agriculture)	5,888	482,875
Phillips 66 (Oil & Gas)	2,116	171,629
Pinnacle West Capital Corp. (Electric)	414	22,145
Pioneer Natural Resources Co. (Oil & Gas)	552	122,246
Pitney Bowes, Inc. (Office/Business Equipment)	736	19,916
Plum Creek Timber Co., Inc. (REIT)	644	26,642
PNC Financial Services Group (Banks)	1,978	163,304
PPG Industries, Inc. (Chemicals)	506	100,370
PPL Corp. (Electric)	2,346	77,395
Praxair, Inc. (Chemicals)	1,104	141,467
Precision Castparts Corp. (Metal Fabricate/Hardware)	552	126,298
Priceline.com, Inc.* (Internet)	184	228,611
Principal Financial Group, Inc. (Insurance)	1,012	50,276
Procter & Gamble Co. (Cosmetics/Personal Care)	10,120	782,479
Progressive Corp. (Insurance)	2,024	47,443
Prologis, Inc. (REIT)	1,886	76,968
Prudential Financial, Inc. (Insurance)	1,748	152,024
Public Service Enterprise Group, Inc. (Electric)	1,886	66,331
Public Storage, Inc. (REIT)	552	94,729
PulteGroup, Inc. (Home Builders)	1,288	22,733
PVH Corp. (Retail)	322	35,478
QEP Resources, Inc. (Oil & Gas)	690	22,805
Qualcomm, Inc. (Semiconductors)	6,302	464,457
Quanta Services, Inc.* (Commercial Services)	828	27,730
Quest Diagnostics, Inc. (Healthcare - Services)	552	33,727
Ralph Lauren Corp. (Apparel)	230	35,848
Range Resources Corp. (Oil & Gas)	644	48,680
Raytheon Co. (Aerospace/Defense)	1,150	104,386
Red Hat, Inc.* (Software)	690	40,103
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	276	87,277
Regions Financial Corp. (Banks)	5,152	52,241
Republic Services, Inc. (Environmental Control)	1,012	38,385
Reynolds American, Inc. (Agriculture)	1,150	64,228
Robert Half International, Inc. (Commercial Services)	506	24,617
Rockwell Automation, Inc. (Machinery-Diversified)	506	56,500
Rockwell Collins, Inc. (Aerospace/Defense)	506	37,075
Roper Industries, Inc. (Machinery-Diversified)	368	53,018
Ross Stores, Inc. (Retail)	782	50,361
Rowan Cos. PLC - Class A (Oil & Gas)	460	14,039
Ryder System, Inc. (Transportation)	184	15,848
Safeway, Inc. (Food)	874	30,118
Salesforce.com, Inc.* (Software)	2,116	114,793
SanDisk Corp. (Computers)	828	75,936
SCANA Corp. (Electric)	552	28,086
Schlumberger, Ltd. (Oil & Gas Services)	4,876	528,510
Scripps Networks Interactive - Class A (Media)	414	34,118
Seagate Technology PLC (Computers)	1,242	72,781
Sealed Air Corp. (Packaging & Containers)	736	23,640
Sempra Energy (Gas)	874	87,147
Sherwin-Williams Co. (Chemicals)	322	66,406
Sigma-Aldrich Corp. (Chemicals)	460	46,193
Simon Property Group, Inc. (REIT)	1,150	193,419
Snap-on, Inc. (Hand/Machine Tools)	230	27,646
Southern Co. (Electric)	3,312	143,376
Southwest Airlines Co. (Airlines)	2,576	72,849
Southwestern Energy Co.* (Oil & Gas)	1,334	54,134
Spectra Energy Corp. (Pipelines)	2,530	103,528
St. Jude Medical, Inc. (Healthcare - Products)	1,058	68,971
Stanley Black & Decker, Inc. (Hand/Machine Tools)	598	52,295
Staples, Inc. (Retail)	2,438	28,256
Starbucks Corp. (Retail)	2,806	217,970
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	736	56,554
State Street Corp. (Banks)	1,610	113,408
Stericycle, Inc.* (Environmental Control)	322	37,883
Stryker Corp. (Healthcare - Products)	1,104	88,066
SunTrust Banks, Inc. (Banks)	1,978	75,263
Symantec Corp. (Internet)	2,576	60,948
Sysco Corp. (Food)	2,208	78,804
T. Rowe Price Group, Inc. (Diversified Financial Services)	966	75,020
Target Corp. (Retail)	2,392	142,539
TE Connectivity, Ltd. (Electronics)	1,518	93,949
TECO Energy, Inc. (Electric)	874	15,260
Tenet Healthcare Corp.* (Healthcare - Services)	368	19,419
Teradata Corp.* (Computers)	598	25,212
Tesoro Petroleum Corp. (Oil & Gas)	506	31,139
Texas Instruments, Inc. (Semiconductors)	4,048	187,220
Textron, Inc. (Miscellaneous Manufacturing)	1,058	38,479
The ADT Corp. (Commercial Services)	644	22,411
The AES Corp. (Electric)	2,484	36,291
The Charles Schwab Corp. (Diversified Financial Services)	4,370	121,268
The Chubb Corp. (Insurance)	920	79,773
The Dow Chemical Co. (Chemicals)	4,508	230,223
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	966	70,962

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Retail)	966	$38,746
The Goldman Sachs Group, Inc. (Banks)	1,564	270,369
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,012	25,472
The Hershey Co. (Food)	552	48,659
The Home Depot, Inc. (Retail)	5,106	412,819
The Interpublic Group of Cos., Inc. (Advertising)	1,564	30,826
The JM Smucker Co. - Class A (Food)	368	36,668
The Macerich Co. (REIT)	506	32,895
The Mosaic Co. (Chemicals)	1,196	55,148
The Travelers Cos., Inc. (Insurance)	1,288	115,353
The Williams Cos., Inc. (Pipelines)	2,576	145,879
Thermo Fisher Scientific, Inc. (Electronics)	1,472	178,848
Tiffany & Co. (Retail)	414	40,411
Time Warner Cable, Inc. (Media)	1,058	153,516
Time Warner, Inc. (Media)	3,312	274,962
TJX Cos., Inc. (Retail)	2,622	139,726
Torchmark Corp. (Insurance)	460	24,260
Total System Services, Inc. (Commercial Services)	644	20,608
Tractor Supply Co. (Retail)	506	31,458
Transocean, Ltd. (Oil & Gas)	1,288	51,958
TripAdvisor, Inc.* (Internet)	414	39,264
Twenty-First Century Fox, Inc. - Class A (Media)	7,176	227,335
Tyco International, Ltd. (Electronics)	1,748	75,426
Tyson Foods, Inc. - Class A (Food)	1,012	37,657
U.S. Bancorp (Banks)	6,808	286,140
Under Armour, Inc.* - Class A (Apparel)	598	39,917
Union Pacific Corp. (Transportation)	3,404	334,648
United Parcel Service, Inc. - Class B (Transportation)	2,622	254,570
United Technologies Corp. (Aerospace/Defense)	3,174	333,746
UnitedHealth Group, Inc. (Healthcare - Services)	3,680	298,265
UnumProvident Corp. (Insurance)	966	33,163
Urban Outfitters, Inc.* (Retail)	368	13,149
V.F. Corp. (Apparel)	1,288	78,916
Valero Energy Corp. (Oil & Gas)	1,978	100,482
Varian Medical Systems, Inc.* (Healthcare - Products)	368	30,231
Ventas, Inc. (REIT)	1,104	70,104
VeriSign, Inc.* (Internet)	460	24,863
Verizon Communications, Inc. (Telecommunications)	15,502	781,610
Vertex Pharmaceuticals, Inc.* (Biotechnology)	874	77,707
Viacom, Inc. - Class B (Media)	1,472	121,690
Visa, Inc. - Class A (Diversified Financial Services)	1,886	397,965
Vornado Realty Trust (REIT)	644	68,277
Vulcan Materials Co. (Building Materials)	506	31,944
W.W. Grainger, Inc. (Distribution/Wholesale)	230	54,085
Walgreen Co. (Retail)	3,266	224,603
Wal-Mart Stores, Inc. (Retail)	6,026	443,393
Walt Disney Co. (Media)	6,026	517,513
Waste Management, Inc. (Environmental Control)	1,610	72,273
Waters Corp.* (Electronics)	322	33,308
WellPoint, Inc. (Healthcare - Services)	1,058	116,179
Wells Fargo & Co. (Banks)	17,940	913,147
Western Digital Corp. (Computers)	782	78,067
Western Union Co. (Commercial Services)	2,024	35,359
Weyerhaeuser Co. (REIT)	1,978	61,951
Whirlpool Corp. (Home Furnishings)	276	39,368
Whole Foods Market, Inc. (Food)	1,380	52,744
Windstream Holdings, Inc. (Telecommunications)	2,254	25,831
Wisconsin Energy Corp. (Electric)	828	36,084
Wyndham Worldwide Corp. (Lodging)	460	34,753
Wynn Resorts, Ltd. (Lodging)	322	68,651
Xcel Energy, Inc. (Electric)	1,886	58,089
Xerox Corp. (Office/Business Equipment)	4,094	54,286
Xilinx, Inc. (Semiconductors)	1,012	41,624
XL Group PLC (Insurance)	1,012	32,627
Xylem, Inc. (Machinery-Diversified)	690	24,350
Yahoo!, Inc.* (Internet)	3,496	125,192
YUM! Brands, Inc. (Retail)	1,656	114,926
Zimmer Holdings, Inc. (Healthcare - Products)	644	64,445
Zions Bancorp (Banks)	690	19,886
Zoetis, Inc. (Pharmaceuticals)	1,886	62,068
TOTAL COMMON STOCKS (Cost $42,747,396)		64,171,652

Repurchase Agreements(a)(b)(45.5%)

	Principal Amount	Value

Repurchase Agreements with various counterparties, rates 0.03%-0.05%, dated 7/31/14, due 8/1/14, total to be received $52,718,053	$52,718,000	$52,718,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,718,000)		52,718,000

TOTAL INVESTMENT SECURITIES (Cost $95,465,396) - 100.8%		116,889,652
Net other assets (liabilities) - (0.8)%		(961,015)

NET ASSETS - 100.0%		$115,928,637

†	Number of shares is less than 0.50
*	Non-income producing security

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $5,690,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	150	9/22/14	$14,437,500	$(86,626)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/14	0.52%	$6,447,424	$(159,574)
S&P 500	UBS AG	8/27/14	0.47%	30,857,716	(760,437)
				$37,305,140	$(920,011)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Bull ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$98,437	0.1%
Aerospace/Defense	1,224,217	1.1%
Agriculture	1,043,457	0.9%
Airlines	191,747	0.2%
Apparel	423,780	0.4%
Auto Manufacturers	501,630	0.4%
Auto Parts & Equipment	264,824	0.2%
Banks	4,766,025	4.0%
Beverages	1,371,153	1.2%
Biotechnology	1,728,574	1.5%
Building Materials	88,264	0.1%
Chemicals	1,644,222	1.4%
Coal	49,281	NM
Commercial Services	857,897	0.7%
Computers	3,948,634	3.4%
Cosmetics/Personal Care	1,081,757	0.9%
Distribution/Wholesale	162,715	0.1%
Diversified Financial Services	1,656,703	1.4%
Electric	1,724,733	1.5%
Electrical Components & Equipment	211,685	0.2%
Electronics	872,209	0.8%
Engineering & Construction	69,286	0.1%
Environmental Control	148,541	0.1%
Food	1,029,015	0.9%
Forest Products & Paper	103,394	0.1%
Gas	195,121	0.2%
Hand/Machine Tools	79,941	0.1%
Healthcare - Products	1,179,057	1.0%
Healthcare - Services	811,241	0.7%
Holding Companies - Diversified	29,553	NM
Home Builders	67,966	0.1%
Home Furnishings	69,328	0.1%
Household Products/Wares	205,452	0.2%
Housewares	34,364	NM
Insurance	2,624,584	2.3%
Internet	2,979,992	2.6%
Iron/Steel	75,650	0.1%
Leisure Time	111,167	0.1%
Lodging	213,577	0.2%
Machinery - Construction & Mining	258,167	0.2%
Machinery-Diversified	378,551	0.3%
Media	2,347,354	2.0%
Metal Fabricate/Hardware	126,298	0.1%
Mining	264,135	0.2%
Miscellaneous Manufacturing	1,987,465	1.7%
Office/Business Equipment	74,203	0.1%
Oil & Gas	5,280,436	4.5%
Oil & Gas Services	1,097,269	0.9%
Packaging & Containers	87,645	0.1%
Pharmaceuticals	4,630,693	4.0%
Pipelines	389,165	0.3%
Real Estate	32,629	NM
REIT	1,417,859	1.2%
Retail	3,786,519	3.3%
Savings & Loans	34,190	NM
Semiconductors	1,992,361	1.7%
Software	2,537,276	2.2%
Telecommunications	2,310,855	2.0%
Textiles	28,697	NM
Toys/Games/Hobbies	66,311	0.1%
Transportation	1,104,401	1.0%
Other **	51,756,985	44.7%
Total	$115,928,637	100.0%

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (39.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	217	$1,111
1st United Bancorp, Inc. (Banks)	186	1,553
22nd Century Group, Inc.* (Agriculture)	372	889
8x8, Inc.* (Telecommunications)	434	3,507
AAON, Inc. (Building Materials)	186	3,649
AAR Corp. (Aerospace/Defense)	186	5,003
Abaxis, Inc. (Healthcare - Products)	93	4,409
ABIOMED, Inc.* (Healthcare - Products)	186	4,762
ABM Industries, Inc. (Commercial Services)	248	6,103
Abraxas Petroleum Corp.* (Oil & Gas)	434	2,213
Acacia Research Corp. (Investment Companies)	248	4,231
Acadia Healthcare Co., Inc.* (Healthcare - Services)	155	7,387
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	341	6,912
Acadia Realty Trust (REIT)	248	7,001
Accelerate Diagnostics, Inc.* (Healthcare - Products)	124	2,254
Acco Brands Corp.* (Household Products/Wares)	558	3,694
Accuray, Inc.* (Healthcare - Products)	372	2,928
Accuride Corp.* (Auto Parts & Equipment)	310	1,550
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	155	1,079
Aceto Corp. (Chemicals)	155	2,598
Achillion Pharmaceuticals, Inc.* (Biotechnology)	465	3,185
ACI Worldwide, Inc.* (Software)	465	8,714
Acorda Therapeutics, Inc.* (Biotechnology)	186	5,444
Actuant Corp. - Class A (Miscellaneous Manufacturing)	310	10,007
Actuate Corp.* (Software)	341	1,439
Acxiom Corp.* (Software)	341	6,247
ADTRAN, Inc. (Telecommunications)	248	5,516
Advanced Emissions Solutions, Inc.* (Environmental Control)	124	2,652
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	186	3,129
Advent Software, Inc. (Software)	217	7,044
Advisory Board Co.* (Commercial Services)	155	7,772
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	124	4,168
Aegion Corp.* (Engineering & Construction)	186	4,262
Aeropostale, Inc.* (Retail)	527	1,750
Affymetrix, Inc.* (Healthcare - Products)	372	3,199
AG Mortgage Investment Trust, Inc. (REIT)	155	2,843
Agenus, Inc.* (Biotechnology)	434	1,432
Air Methods Corp.* (Healthcare - Services)	155	7,789
Air Transport Services Group, Inc.* (Transportation)	279	2,140
Aircastle, Ltd. (Diversified Financial Services)	279	5,008
AK Steel Holding Corp.* (Iron/Steel)	620	5,642
Akorn, Inc.* (Pharmaceuticals)	279	9,466
Albany International Corp. - Class A (Machinery-Diversified)	124	4,444
Albany Molecular Research, Inc.* (Commercial Services)	124	2,361
Alexander & Baldwin, Inc. (Real Estate)	217	8,283
Alimera Sciences, Inc.* (Pharmaceuticals)	217	1,254
ALLETE, Inc. (Electric)	186	8,727
Alliance One International, Inc.* (Agriculture)	620	1,407
Allied Nevada Gold Corp.* (Mining)	589	1,844
ALON USA Energy, Inc. (Oil & Gas)	155	1,992
Alpha & Omega Semiconductor LT* (Semiconductors)	155	1,418
Alpha Natural Resources, Inc.* (Coal)	1,054	3,573
Altisource Residential Corp. (Real Estate)	248	5,751
Altra Holdings, Inc. (Machinery-Diversified)	124	3,887
AMAG Pharmaceuticals, Inc.* (Biotechnology)	124	2,367
Ambac Financial Group, Inc.* (Insurance)	186	4,215
Ambarella, Inc.* (Semiconductors)	124	3,548
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	124	2,807
Amedisys, Inc.* (Healthcare - Services)	155	3,128
American Assets Trust, Inc. (REIT)	155	5,315
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	310	5,701
American Capital Mortgage Investment Corp. (REIT)	248	4,943
American Eagle Energy Corp.* (Oil & Gas)	248	1,595
American Eagle Outfitters, Inc. (Retail)	806	8,592
American Equity Investment Life Holding Co. (Insurance)	310	6,863
American Realty Capital Healthcare Trust, Inc. (REIT)	713	7,608
American Residential Properties, Inc.* (REIT)	155	2,809
American Software, Inc. - Class A (Software)	155	1,443
American States Water Co. (Water)	186	5,682
American Vanguard Corp. (Chemicals)	155	1,967
Ameris Bancorp* (Banks)	124	2,708
Amkor Technology, Inc.* (Semiconductors)	403	3,567
AMN Healthcare Services, Inc.* (Commercial Services)	248	3,249
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	248	1,495
AmSurg Corp.* (Healthcare - Services)	155	7,403
AmTrust Financial Services, Inc. (Insurance)	124	5,287
Amyris, Inc.* (Energy-Alternate Sources)	279	1,049
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	155	2,581
Angie’s List, Inc.* (Internet)	217	1,808

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
AngioDynamics, Inc.* (Healthcare - Products)	155	$2,263
Anixter International, Inc. (Telecommunications)	124	10,660
ANN, Inc.* (Retail)	186	6,836
Antares Pharma, Inc.* (Pharmaceuticals)	713	1,455
Anworth Mortgage Asset Corp. (REIT)	620	3,150
Apogee Enterprises, Inc. (Building Materials)	124	4,024
Apollo Commercial Real Estate Finance, Inc. (REIT)	217	3,596
Apollo Residential Mortgage, Inc. (REIT)	155	2,527
Applied Industrial Technologies, Inc. (Machinery-Diversified)	186	9,014
Applied Micro Circuits Corp.* (Semiconductors)	372	3,106
Approach Resources, Inc.* (Oil & Gas)	186	3,913
Aratana Therapeutics, Inc.* (Pharmaceuticals)	155	1,787
ARC Document Solutions, Inc.* (Commercial Services)	279	1,521
ArcBest Corp. (Transportation)	124	3,935
Arch Coal, Inc. (Coal)	1,023	3,038
Arena Pharmaceuticals, Inc.* (Biotechnology)	961	4,449
Ares Commercial Real Estate Corp. (REIT)	155	1,894
Argo Group International Holdings, Ltd. (Insurance)	124	6,176
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	744	4,285
ARMOUR Residential REIT, Inc. (REIT)	1,550	6,526
Array BioPharma, Inc.* (Pharmaceuticals)	651	2,604
Arrowhead Research Corp.* (Commercial Services)	248	3,137
Aruba Networks, Inc.* (Telecommunications)	465	8,305
Asbury Automotive Group, Inc.* (Retail)	124	8,374
Ashford Hospitality Prime, Inc. (REIT)	155	2,581
Ashford Hospitality Trust (REIT)	341	3,925
Aspen Technology, Inc.* (Software)	372	16,159
Associated Estates Realty Corp. (REIT)	279	4,930
Astoria Financial Corp. (Savings & Loans)	403	5,191
Atlantic Power Corp. (Electric)	651	2,454
Atlas Air Worldwide Holdings, Inc.* (Transportation)	124	4,243
Atricure, Inc.* (Healthcare - Products)	155	2,553
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	217	4,344
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	744	3,876
AVG Technologies N.V.* (Software)	186	3,162
Avista Corp. (Electric)	248	7,695
Axcelis Technologies, Inc.* (Semiconductors)	806	1,411
Axiall Corp. (Chemicals)	279	11,949
AZZ, Inc. (Miscellaneous Manufacturing)	124	5,411
B&G Foods, Inc. - Class A (Food)	217	6,091
Balchem Corp. (Chemicals)	124	6,200
Baltic Trading, Ltd. (Transportation)	310	1,578
Banc of California, Inc. (Savings & Loans)	186	2,208
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	155	4,602
Bancorp, Inc.* (Banks)	186	1,767
BancorpSouth, Inc. (Banks)	403	8,411
Bank Mutual Corp. (Savings & Loans)	310	1,869
Bank of the Ozarks, Inc. (Banks)	341	10,493
Bankrate, Inc.* (Internet)	310	5,227
Barnes & Noble, Inc.* (Retail)	186	3,873
Barnes Group, Inc. (Miscellaneous Manufacturing)	217	7,432
Basic Energy Services, Inc.* (Oil & Gas Services)	155	3,718
Bazaarvoice, Inc.* (Internet)	279	2,067
BBCN Bancorp, Inc. (Banks)	341	5,122
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	217	5,998
Beazer Homes USA, Inc.* (Home Builders)	124	1,903
bebe Stores, Inc. (Retail)	341	958
Belden, Inc. (Electrical Components & Equipment)	186	12,630
Belmond, Ltd.* (Lodging)	434	5,382
Benchmark Electronics, Inc.* (Electronics)	248	5,989
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	155	2,027
Berkshire Hills Bancorp, Inc. (Savings & Loans)	124	2,997
Berry Plastics Group, Inc.* (Packaging & Containers)	372	9,036
BGC Partners, Inc. - Class A (Diversified Financial Services)	775	6,068
Bill Barrett Corp.* (Oil & Gas)	217	5,210
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	341	4,269
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	217	2,767
Bio-Path Holdings, Inc.* (Pharmaceuticals)	527	1,202
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	124	3,892
BioScrip, Inc.* (Pharmaceuticals)	341	2,554
Biotelemetry, Inc.* (Healthcare - Products)	186	1,339
Biotime, Inc.* (Biotechnology)	434	1,102
BJ’s Restaurants, Inc.* (Retail)	124	4,249
Black Diamond, Inc.* (Leisure Time)	155	1,361
Black Hills Corp. (Electric)	186	9,804
Blackbaud, Inc. (Software)	186	6,828
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	217	6,150
Bloomin Brands, Inc.* (Retail)	341	6,680
Blount International, Inc.* (Miscellaneous Manufacturing)	248	3,239
Blucora, Inc.* (Internet)	217	3,704
Bob Evans Farms, Inc. (Retail)	124	5,891
Boingo Wireless, Inc.* (Internet)	186	1,136

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Boise Cascade Co.* (Building Materials)	186	$5,236
Bonanza Creek Energy, Inc.* (Oil & Gas)	155	8,689
Boston Private Financial Holdings, Inc. (Banks)	372	4,643
Bottomline Technologies, Inc.* (Software)	186	5,266
Boulder Brands, Inc.* (Food)	279	3,167
Boyd Gaming Corp.* (Lodging)	372	4,092
BPZ Resources, Inc.* (Oil & Gas)	682	1,787
Brady Corp. - Class A (Electronics)	217	5,675
Briggs & Stratton Corp. (Machinery-Diversified)	217	3,978
Bright Horizons Family Solutions, Inc.* (Commercial Services)	124	5,155
Brightcove, Inc.* (Internet)	186	1,107
Bristow Group, Inc. (Transportation)	155	11,063
BroadSoft, Inc.* (Internet)	155	3,782
Brookline Bancorp, Inc. (Savings & Loans)	341	3,079
Brooks Automation, Inc. (Semiconductors)	341	3,471
Brown Shoe Co., Inc. (Retail)	186	5,243
Brunswick Corp. (Leisure Time)	372	15,003
Builders FirstSource, Inc.* (Building Materials)	279	1,657
Burlington Stores, Inc.* (Retail)	124	4,059
C&J Energy Services, Inc.* (Oil & Gas Services)	186	5,573
Cabot Microelectronics Corp.* (Semiconductors)	124	4,984
CACI International, Inc.* - Class A (Computers)	93	6,416
Caesars Acquisition Co.* - Class A (Investment Companies)	248	2,852
Caesars Entertainment Corp.* (Lodging)	248	3,968
Calamp Corp.* (Telecommunications)	186	3,164
Calgon Carbon Corp.* (Environmental Control)	248	5,258
California Water Service Group (Water)	217	4,941
Calix, Inc.* (Telecommunications)	248	2,304
Callaway Golf Co. (Leisure Time)	403	3,063
Callidus Software, Inc.* (Software)	248	2,659
Callon Petroleum Co. (Oil & Gas)	217	2,144
Cambrex Corp.* (Biotechnology)	155	3,266
Campus Crest Communities, Inc. (REIT)	341	2,728
Cantel Medical Corp. (Healthcare - Products)	155	5,197
Capital Bank Financial Corp.* - Class A (Banks)	124	2,825
Capital Senior Living Corp.* (Healthcare - Services)	155	3,819
Capitol Federal Financial, Inc. (Savings & Loans)	620	7,254
Capstead Mortgage Corp. (REIT)	434	5,573
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,736	2,413
Cardinal Financial Corp. (Banks)	155	2,737
Cardiovascular System, Inc.* (Healthcare - Products)	124	3,348
Cardtronics, Inc.* (Commercial Services)	186	7,172
Career Education Corp.* (Commercial Services)	403	2,059
CareTrust REIT, Inc.* (REIT)	124	2,115
Carmike Cinemas, Inc.* (Entertainment)	124	3,899
Carrizo Oil & Gas, Inc.* (Oil & Gas)	186	11,423
Carrols Restaurant Group, Inc.* (Retail)	248	1,862
Cascade Bancorp* (Banks)	248	1,344
Casella Waste System, Inc.* - Class A (Environmental Control)	279	1,317
Casey’s General Stores, Inc. (Retail)	155	10,256
Cash America International, Inc. (Retail)	124	5,504
Cathay Bancorp, Inc. (Banks)	341	8,726
Cavium, Inc.* (Semiconductors)	217	10,122
CBIZ, Inc.* (Commercial Services)	248	2,024
Ceco Environmental Corp. (Environmental Control)	124	1,684
Cedar Realty Trust, Inc. (REIT)	434	2,734
Celadon Group, Inc. (Transportation)	124	2,634
Celldex Therapeutics, Inc.* (Biotechnology)	403	5,276
Cempra, Inc.* (Pharmaceuticals)	155	1,426
Centerstate Banks, Inc. (Banks)	217	2,261
Central European Media Enterprises, Ltd.* - Class A (Media)	527	1,381
Central Garden & Pet Co.* - Class A (Household Products/Wares)	248	2,314
Century Aluminum Co.* (Mining)	248	4,662
Cenveo, Inc.* (Commercial Services)	403	1,358
Cepheid, Inc.* (Healthcare - Products)	279	10,502
Cerus Corp.* (Healthcare - Products)	465	1,637
CEVA, Inc.* (Semiconductors)	124	1,765
Chambers Street Properties (REIT)	1,023	7,959
Channeladvisor Corp.* (Internet)	93	2,132
Chart Industries, Inc.* (Machinery-Diversified)	124	9,430
Charter Financial Corp. (Savings & Loans)	155	1,697
Chatham Lodging Trust (REIT)	124	2,625
CHC Group, Ltd.* (Transportation)	217	1,562
Checkpoint Systems, Inc.* (Electronics)	217	2,656
Chegg, Inc.* (Internet)	372	2,392
Chemical Financial Corp. (Banks)	155	4,278
Chemocentryx, Inc.* (Pharmaceuticals)	248	1,364
Chemtura Corp.* (Chemicals)	403	9,373
Chesapeake Lodging Trust (REIT)	217	6,441
Chimerix, Inc.* (Pharmaceuticals)	124	2,817
Chiquita Brands International, Inc.* (Food)	248	2,378
Christopher & Banks Corp.* (Retail)	217	1,855
CIBER, Inc.* (Computers)	465	1,623
Ciena Corp.* (Telecommunications)	434	8,476
Cincinnati Bell, Inc.* (Telecommunications)	992	3,780
Cinedigm Corp.* - Class A (Internet)	558	1,267
Cirrus Logic, Inc.* (Semiconductors)	279	6,258
Citizens, Inc.* (Insurance)	279	1,880
Civeo Corp.* (Commercial Services)	403	10,236
Clarcor, Inc. (Miscellaneous Manufacturing)	217	12,871

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	341	$3,396
Clearwater Paper Corp.* (Forest Products & Paper)	93	6,287
Cleco Corp. (Electric)	248	13,825
Clifton Bancorp, Inc.* (Savings & Loans)	155	1,916
Cloud Peak Energy, Inc.* (Coal)	279	4,319
Clovis Oncology, Inc.* (Pharmaceuticals)	124	4,520
ClubCorp Holdings, Inc. (Leisure Time)	124	2,097
CNO Financial Group, Inc. (Insurance)	899	14,547
CoBiz Financial, Inc. (Banks)	217	2,456
Coeur d’Alene Mines Corp.* (Mining)	496	3,869
Cogent Communications Group, Inc. (Internet)	217	7,532
Cognex Corp.* (Machinery-Diversified)	341	13,974
Coherent, Inc.* (Electronics)	93	5,479
Cohu, Inc. (Semiconductors)	155	1,728
Colony Financial, Inc. (REIT)	403	8,926
Columbia Banking System, Inc. (Banks)	217	5,531
Comfort Systems USA, Inc. (Building Materials)	186	2,771
Commercial Metals Co. (Iron/Steel)	496	8,551
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	186	1,704
Community Bank System, Inc. (Banks)	186	6,553
CommVault Systems, Inc.* (Software)	186	8,932
Compuware Corp. (Software)	930	8,463
comScore, Inc.* (Internet)	155	5,609
Comstock Resources, Inc. (Oil & Gas)	217	5,134
Comverse, Inc.* (Telecommunications)	124	3,184
CONMED Corp. (Healthcare - Products)	124	4,836
Conn’s, Inc.* (Retail)	124	4,960
Consolidated Communications Holdings, Inc. (Telecommunications)	186	4,162
Constant Contact, Inc.* (Internet)	155	4,825
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	186	1,350
Convergys Corp. (Commercial Services)	434	8,415
Conversant, Inc.* (Internet)	279	6,520
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	279	8,060
Corcept Therapeutics, Inc.* (Pharmaceuticals)	465	1,111
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	93	4,390
Corenergy Infrastructure Trust (REIT)	217	1,729
CoreSite Realty Corp. (REIT)	93	3,037
Cornerstone OnDemand, Inc.* (Software)	217	9,079
Cousins Properties, Inc. (REIT)	837	10,362
Cowen Group, Inc.* - Class A (Diversified Financial Services)	620	2,480
Crawford & Co. (Insurance)	186	1,711
Cray, Inc.* (Computers)	186	4,933
Crocs, Inc.* (Apparel)	403	6,396
Cross Country Healthcare, Inc.* (Commercial Services)	217	1,560
Crown Media Holdings, Inc.* (Media)	341	1,153
CryoLife, Inc. (Healthcare - Products)	186	1,832
CSG Systems International, Inc. (Software)	155	4,036
CTI BioPharma Corp.* (Biotechnology)	775	2,007
CTS Corp. (Electronics)	155	2,695
CubeSmart (REIT)	589	10,725
Cubic Corp. (Aerospace/Defense)	93	4,079
CUI Global, Inc.* (Electronics)	155	963
Cumulus Media, Inc.* - Class A (Media)	651	3,372
Curtiss-Wright Corp. (Aerospace/Defense)	186	11,813
Customers Bancorp, Inc.* (Banks)	124	2,351
CVB Financial Corp. (Banks)	465	7,111
Cyan, Inc.* (Telecommunications)	279	1,074
Cyberonics, Inc.* (Healthcare - Products)	124	7,374
Cynosure, Inc.* - Class A (Healthcare - Products)	124	2,820
Cypress Semiconductor Corp. (Semiconductors)	682	6,895
CYS Investments, Inc. (REIT)	713	6,331
Cytokinetics, Inc.* (Biotechnology)	279	1,180
Cytori Therapeutics, Inc.* (Pharmaceuticals)	558	1,144
CytRx Corp.* (Biotechnology)	372	1,213
Daktronics, Inc. (Home Furnishings)	217	2,409
Dana Holding Corp. (Auto Parts & Equipment)	651	14,569
Darling International, Inc.* (Environmental Control)	682	12,767
DCT Industrial Trust, Inc. (REIT)	1,364	10,680
DealerTrack Holdings, Inc.* (Software)	217	8,153
Dean Foods Co. (Food)	403	6,174
del Frisco’s Restaurant Group* (Retail)	124	2,644
Delek US Holdings, Inc. (Oil & Gas)	248	7,247
Deluxe Corp. (Commercial Services)	217	11,936
Demand Media, Inc.* (Media)	310	1,683
Demandware, Inc.* (Software)	124	7,470
Dendreon Corp.* (Biotechnology)	930	1,925
Denny’s Corp.* (Retail)	434	2,973
DepoMed, Inc.* (Pharmaceuticals)	279	2,776
Derma Sciences, Inc.* (Pharmaceuticals)	155	1,500
Destination XL Group, Inc.* (Retail)	279	1,493
Dexcom, Inc.* (Healthcare - Products)	310	11,682
DHT Holdings, Inc. (Transportation)	372	2,463
Diamond Foods, Inc.* (Food)	124	3,331
Diamond Resorts International, Inc.* (Leisure Time)	155	3,869
Diamondback Energy, Inc.* (Oil & Gas)	155	12,746
DiamondRock Hospitality Co. (REIT)	806	9,882
Dice Holdings, Inc.* (Internet)	248	2,272
Digi International, Inc.* (Software)	186	1,536
Digital River, Inc.* (Software)	186	2,658
DigitalGlobe, Inc.* (Telecommunications)	310	8,107
Dime Community Bancshares, Inc. (Savings & Loans)	186	2,812
Diodes, Inc.* (Semiconductors)	155	3,953

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Dorman Products, Inc.* (Auto Parts & Equipment)	124	$5,379
Dot Hill Systems Corp.* (Computers)	403	1,584
Douglas Dynamics, Inc. (Auto Parts & Equipment)	124	2,071
Drew Industries, Inc. (Building Materials)	93	4,185
DSP Group, Inc.* (Semiconductors)	155	1,375
DuPont Fabros Technology, Inc. (REIT)	279	7,647
Dyax Corp.* (Pharmaceuticals)	620	5,840
Dycom Industries, Inc.* (Engineering & Construction)	155	4,359
Dynavax Technologies Corp.* (Biotechnology)	1,488	2,202
Dynegy, Inc.* (Electric)	403	10,700
Dynex Capital, Inc. (REIT)	310	2,573
E.W. Scripps Co.* - Class A (Media)	155	3,360
E2open, Inc.* (Software)	124	2,006
Eagle Bancorp, Inc.* (Banks)	124	4,130
EarthLink Holdings Corp. (Telecommunications)	589	2,321
EastGroup Properties, Inc. (REIT)	124	7,733
Ebix, Inc. (Software)	155	1,947
Echo Global Logistics, Inc.* (Transportation)	124	2,729
Education Management Corp.* (Commercial Services)	496	640
Education Realty Trust, Inc. (REIT)	527	5,565
El Paso Electric Co. (Electric)	186	6,854
Electro Scientific Industries, Inc. (Electronics)	186	1,112
Electronics for Imaging, Inc.* (Computers)	186	8,197
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	124	2,558
Ellie Mae, Inc.* (Diversified Financial Services)	124	3,561
EMCOR Group, Inc. (Engineering & Construction)	279	11,419
Emerald Oil, Inc.* (Oil & Gas)	310	2,275
Emergent Biosolutions, Inc.* (Biotechnology)	155	3,410
Empire District Electric Co. (Electric)	186	4,559
Empire State Realty Trust, Inc. - Class A (REIT)	403	6,545
Employers Holdings, Inc. (Insurance)	155	3,302
Emulex Corp.* (Semiconductors)	434	2,552
Encore Capital Group, Inc.* (Diversified Financial Services)	124	5,268
Encore Wire Corp. (Electrical Components & Equipment)	93	3,900
Endocyte, Inc.* (Biotechnology)	248	1,645
Endologix, Inc.* (Healthcare - Products)	310	4,387
Endurance International Group Holdings, Inc.* (Internet)	155	2,113
Energy Recovery, Inc.* (Environmental Control)	279	1,250
Energy XXI (Bermuda), Ltd. (Oil & Gas)	403	8,044
EnerNOC, Inc.* (Electric)	155	2,778
EnerSys (Electrical Components & Equipment)	186	11,798
Ennis, Inc. (Commercial Services)	155	2,198
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	93	6,363
Entegris, Inc.* (Semiconductors)	589	6,768
Entercom Communications Corp.* - Class A (Media)	155	1,465
Entravision Communications Corp. - Class A (Media)	341	1,906
Entropic Communications, Inc.* (Semiconductors)	558	1,557
Envestnet, Inc.* (Software)	155	6,760
Enzo Biochem, Inc.* (Biotechnology)	279	1,339
EPAM Systems, Inc.* (Computers)	155	5,992
EPIQ Systems, Inc. (Software)	186	2,682
EPR Properties (REIT)	217	11,695
Equity One, Inc. (REIT)	279	6,478
Era Group, Inc.* (Transportation)	93	2,492
ESCO Technologies, Inc. (Electronics)	124	4,160
Essent Group, Ltd.* (Insurance)	186	3,387
Esterline Technologies Corp.* (Aerospace/Defense)	124	13,460
Ethan Allen Interiors, Inc. (Home Furnishings)	124	2,842
Euronet Worldwide, Inc.* (Commercial Services)	217	10,859
EverBank Financial Corp. (Savings & Loans)	403	7,656
Evercore Partners, Inc. - Class A (Diversified Financial Services)	155	8,457
EVERTEC, Inc. (Commercial Services)	279	6,238
Exact Sciences Corp.* (Biotechnology)	372	5,808
ExamWorks Group, Inc.* (Commercial Services)	155	5,470
Exar Corp.* (Semiconductors)	217	2,090
Excel Trust, Inc. (REIT)	248	3,212
EXCO Resources, Inc. (Oil & Gas)	713	3,287
Exelixis, Inc.* (Biotechnology)	961	3,882
ExlService Holdings, Inc.* (Commercial Services)	155	4,348
Express, Inc.* (Retail)	372	5,788
Exterran Holdings, Inc. (Oil & Gas Services)	248	10,478
Extreme Networks, Inc.* (Telecommunications)	527	2,477
EZCORP, Inc.* - Class A (Retail)	248	2,428
F.N.B. Corp. (Banks)	713	8,770
Fabrinet* (Miscellaneous Manufacturing)	186	3,460
Fair Isaac Corp. (Software)	155	8,858
Fairchild Semiconductor International, Inc.* (Semiconductors)	527	8,021
Fairpoint Communications, Inc.* (Telecommunications)	124	1,810
Federal Signal Corp. (Miscellaneous Manufacturing)	279	4,034

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Federal-Mogul Corp.* (Auto Parts & Equipment)	155	$2,471
FEI Co. (Electronics)	186	14,247
FelCor Lodging Trust, Inc. (REIT)	558	5,842
Female Health Co. (Healthcare - Products)	217	848
Ferro Corp.* (Chemicals)	341	4,276
Fiesta Restaurant Group, Inc.* (Retail)	124	5,627
Financial Engines, Inc. (Diversified Financial Services)	217	8,452
Finisar Corp.* (Telecommunications)	403	7,951
First American Financial Corp. (Insurance)	434	11,778
First Bancorp* (Banks)	527	2,709
First Busey Corp. (Banks)	403	2,237
First Cash Financial Services, Inc.* (Retail)	124	6,995
First Commonwealth Financial Corp. (Banks)	434	3,715
First Financial Bancorp (Banks)	279	4,559
First Financial Bankshares, Inc. (Banks)	279	8,197
First Industrial Realty Trust, Inc. (REIT)	465	8,393
First Merchants Corp. (Banks)	186	3,707
First Midwest Bancorp, Inc. (Banks)	341	5,524
First Potomac Realty Trust (REIT)	279	3,680
FirstMerit Corp. (Banks)	682	12,003
Five Below, Inc.* (Retail)	217	7,946
Five Star Quality Care, Inc.* (Healthcare - Services)	310	1,417
Flagstar BanCorp, Inc.* (Savings & Loans)	124	2,269
Fleetmatics Group PLC* (Computers)	155	4,896
Flotek Industries, Inc.* (Oil & Gas Services)	217	6,260
Fluidigm Corp.* (Electronics)	124	3,550
Flushing Financial Corp. (Savings & Loans)	155	2,880
Forest Oil Corp.* (Oil & Gas)	775	1,581
Forestar Group, Inc.* (Real Estate)	186	3,478
FormFactor, Inc.* (Semiconductors)	310	2,093
Forum Energy Technologies, Inc.* (Oil & Gas Services)	248	8,256
Forward Air Corp. (Transportation)	124	5,551
Francesca’s Holdings Corp.* (Retail)	217	2,773
Franklin Electric Co., Inc. (Hand/Machine Tools)	217	7,953
Franklin Street Properties Corp. (REIT)	403	4,892
Fred’s, Inc. - Class A (Retail)	186	2,944
Fresh Del Monte Produce, Inc. (Food)	155	4,641
Frontline, Ltd.* (Transportation)	496	1,195
FTI Consulting, Inc.* (Commercial Services)	186	6,875
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	1,147	2,845
Fuller (H.B.) Co. (Chemicals)	217	9,689
Furmanite Corp.* (Metal Fabricate/Hardware)	217	1,986
FutureFuel Corp. (Energy-Alternate Sources)	124	1,954
FX Energy, Inc.* (Oil & Gas)	403	1,245
FXCM, Inc. (Diversified Financial Services)	217	2,956
Gain Capital Holdings, Inc. (Diversified Financial Services)	186	1,183
Galena Biopharma, Inc.* (Biotechnology)	682	1,937
GasLog, Ltd. (Transportation)	186	4,743
Gastar Exploration, Inc.* (Oil & Gas)	310	2,052
GenCorp, Inc.* (Aerospace/Defense)	279	4,952
Generac Holdings, Inc.* (Electrical Components & Equipment)	279	12,108
General Cable Corp. (Electrical Components & Equipment)	217	4,824
General Communication, Inc.* - Class A (Telecommunications)	217	2,396
Genesco, Inc.* (Retail)	93	7,093
GenMark Diagnostics, Inc.* (Healthcare - Products)	217	2,322
Gentherm, Inc.* (Auto Parts & Equipment)	155	6,487
Gentiva Health Services, Inc.* (Healthcare - Services)	155	2,806
Getty Realty Corp. (REIT)	124	2,278
GFI Group, Inc. (Diversified Financial Services)	527	2,387
Gibraltar Industries, Inc.* (Building Materials)	155	2,277
Gigamon, Inc.* (Telecommunications)	124	1,431
Glacier Bancorp, Inc. (Banks)	310	8,209
Glatfelter (Forest Products & Paper)	186	4,427
Glimcher Realty Trust (REIT)	620	6,659
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	124	1,882
Global Cash Access Holdings, Inc.* (Commercial Services)	341	2,854
Global Eagle Entertainment, Inc.* (Internet)	217	2,213
Globalstar, Inc.* (Telecommunications)	1,240	4,910
Globe Specialty Metals, Inc. (Mining)	279	5,309
Globus Med, Inc.* - Class A (Healthcare - Products)	279	6,221
Glu Mobile, Inc.* (Software)	496	2,783
Gogo, Inc.* (Telecommunications)	248	4,020
Gold Resource Corp. (Mining)	279	1,473
Goodrich Petroleum Corp.* (Oil & Gas)	155	2,985
Government Properties Income Trust (REIT)	248	5,791
GrafTech International, Ltd.* (Electrical Components & Equipment)	527	4,427
Gramercy Property Trust, Inc. (REIT)	589	3,481
Grand Canyon Education, Inc.* (Commercial Services)	186	7,998
Granite Construction, Inc. (Engineering & Construction)	186	6,054
Graphic Packaging Holding Co.* (Packaging & Containers)	1,333	15,996
Gray Television, Inc.* (Media)	248	3,021
Great Lakes Dredge & Dock Co.* (Commercial Services)	341	2,462
Greatbatch, Inc.* (Healthcare - Products)	124	6,139

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares		Value
Green Dot Corp.* - Class A (Commercial Services)	155		$2,788
Green Plains Renewable Energy (Energy-Alternate Sources)	155		5,811
Greenhill & Co., Inc. (Diversified Financial Services)	124		5,675
Greenlight Capital Re, Ltd.* - Class A (Insurance)	124		4,013
Griffon Corp. (Building Materials)	217		2,337
Group 1 Automotive, Inc. (Retail)	93		6,875
GSI Group, Inc.* (Electronics)	186		2,145
GT Advanced Technologies, Inc.* (Semiconductors)	558		7,722
GUESS?, Inc. (Retail)	279		7,257
Guidewire Software, Inc.* (Software)	279		11,300
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	124		4,745
H&E Equipment Services, Inc.* (Commercial Services)	155		5,608
Hackett Group, Inc. (Commercial Services)	217		1,302
Haemonetics Corp.* (Healthcare - Products)	217		7,719
Halcon Resources Corp.* (Oil & Gas)	1,116		6,640
Halozyme Therapeutics, Inc.* (Biotechnology)	465		4,529
Hampton Roads Bankshares, Inc.* (Banks)	558		921
Hancock Holding Co. (Banks)	341		11,062
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	155		4,906
Hanmi Financial Corp. (Banks)	155		3,274
Hannon Armstrong Sustainable I (Diversified Financial Services)	124		1,700
Harbinger Group, Inc. (Holding Companies - Diversified)	372		4,363
Harmonic, Inc.* (Telecommunications)	465		2,790
Harsco Corp. (Miscellaneous Manufacturing)	341		8,617
Harte-Hanks, Inc. (Advertising)	279		1,830
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	2
Harvest Natural Resources, Inc.* (Oil & Gas)	310		1,339
Hatteras Financial Corp. (REIT)	403		7,717
Haverty Furniture Cos., Inc. (Retail)	93		2,067
Hawaiian Holdings, Inc.* (Airlines)	217		3,023
Headwaters, Inc.* (Building Materials)	341		3,645
Healthcare Realty Trust, Inc. (REIT)	403		9,954
Healthcare Services Group, Inc. (Commercial Services)	310		8,103
HealthSouth Corp. (Healthcare - Services)	372		14,258
HealthStream, Inc.* (Internet)	124		3,095
Healthways, Inc.* (Healthcare - Services)	155		2,680
Heartland Express, Inc. (Transportation)	248		5,568
Heartland Payment Systems, Inc. (Commercial Services)	155		7,363
Hecla Mining Co. (Mining)	1,550		4,898
HEICO Corp. (Aerospace/Defense)	279		13,716
Helen of Troy, Ltd.* (Household Products/Wares)	124		6,650
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	434		11,037
Hercules Offshore, Inc.* (Oil & Gas)	806		2,845
Heritage Commerce Corp. (Banks)	155		1,240
Heritage Financial Corp. (Banks)	155		2,466
Heritage Oaks Bancorp* (Banks)	186		1,328
Herman Miller, Inc. (Office Furnishings)	248		7,252
Hersha Hospitality Trust (REIT)	899		5,942
HFF, Inc. - Class A (Real Estate)	155		5,264
Hibbett Sports, Inc.* (Retail)	124		6,189
Higher One Holdings, Inc.* (Diversified Financial Services)	341		1,425
Highwoods Properties, Inc. (REIT)	372		15,651
Hill International, Inc.* (Commercial Services)	217		1,044
Hillenbrand, Inc. (Miscellaneous Manufacturing)	279		8,384
Hilltop Holdings, Inc.* (Insurance)	310		6,355
HMS Holdings Corp.* (Commercial Services)	372		6,849
HNI Corp. (Office Furnishings)	186		6,573
Home Bancshares, Inc. (Banks)	217		6,523
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	310		6,634
HomeTrust Bancshares, Inc.* (Savings & Loans)	124		1,886
Horace Mann Educators Corp. (Insurance)	186		5,329
Horizon Pharma, Inc.* (Holding Companies - Diversified)	310		2,635
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	155		6,774
Horsehead Holding Corp.* (Mining)	527		9,871
Houghton Mifflin Harcourt Co.* (Media)	465		8,141
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	589		2,356
HSN, Inc. (Retail)	155		8,663
Hub Group, Inc.* - Class A (Transportation)	155		7,157
Hudson Pacific Properties, Inc. (REIT)	248		6,349
Huron Consulting Group, Inc.* (Commercial Services)	93		5,621
IBERIABANK Corp. (Banks)	124		8,136
ICG Group, Inc.* (Software)	186		3,147
Iconix Brand Group, Inc.* (Apparel)	186		7,855
IDACORP, Inc. (Electric)	217		11,620
Idenix Pharmaceuticals, Inc.* (Biotechnology)	496		12,113
Idera Pharmaceuticals, Inc.* (Biotechnology)	465		1,176
iGATE Corp.* (Computers)	155		5,530
IGI Laboratories, Inc.* (Pharmaceuticals)	248		1,307
II-VI, Inc.* (Electronics)	248		3,403
Immersion Corp.* (Computers)	186		2,539
ImmunoGen, Inc.* (Biotechnology)	403		4,344

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Immunomedics, Inc.* (Biotechnology)	527	$1,707
Impax Laboratories, Inc.* (Pharmaceuticals)	310	7,251
Imperva, Inc.* (Software)	124	2,749
Incontact, Inc.* (Software)	310	2,477
Independent Bank Corp. (Banks)	124	4,527
Independent Bank Corp./Mi (Banks)	155	2,052
Infinera Corp.* (Telecommunications)	558	5,134
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	248	2,254
Infoblox, Inc.* (Software)	279	3,381
Information Services Group, Inc.* (Commercial Services)	279	1,219
Inland Real Estate Corp. (REIT)	403	4,167
InnerWorkings, Inc.* (Software)	217	1,769
Innophos Holdings, Inc. (Chemicals)	93	5,620
Innospec, Inc. (Chemicals)	124	4,986
Inovio Pharmaceuticals, Inc.* (Biotechnology)	310	3,131
Inphi Corp.* (Semiconductors)	155	2,365
Insight Enterprises, Inc.* (Computers)	186	4,886
Insmed, Inc.* (Biotechnology)	186	3,179
Insperity, Inc. (Commercial Services)	124	3,957
Insulet Corp.* (Healthcare - Products)	248	8,764
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	124	5,880
Integrated Device Technology, Inc.* (Semiconductors)	558	8,013
Integrated Silicon Solution, Inc. (Semiconductors)	155	2,266
Inteliquent, Inc. (Telecommunications)	186	1,973
Intelsat SA* (Telecommunications)	155	2,874
InterDigital, Inc. (Telecommunications)	186	8,201
Interface, Inc. (Office Furnishings)	310	4,914
InterMune, Inc.* (Biotechnology)	403	17,681
Internap Network Services Corp.* (Internet)	310	2,235
International Bancshares Corp. (Banks)	248	6,287
International Rectifier Corp.* (Semiconductors)	310	7,700
International Speedway Corp. - Class A (Entertainment)	124	3,760
Intersil Corp. - Class A (Semiconductors)	558	7,159
Interval Leisure Group, Inc. (Leisure Time)	186	3,939
Intevac, Inc.* (Machinery-Diversified)	186	1,179
Intralinks Holdings, Inc.* (Internet)	248	1,989
Intrepid Potash, Inc.* (Chemicals)	248	3,673
Intrexon Corp.* (Biotechnology)	155	3,424
Invacare Corp. (Healthcare - Products)	155	2,320
InvenSense, Inc.* (Electronics)	310	7,133
Invesco Mortgage Capital, Inc. (REIT)	527	8,948
Investment Technology Group, Inc.* (Diversified Financial Services)	186	3,402
Investors Bancorp, Inc. (Savings & Loans)	1,457	15,079
Investors Real Estate Trust (REIT)	496	4,226
ION Geophysical Corp.* (Oil & Gas Services)	682	2,558
Iridium Communications, Inc.* (Telecommunications)	403	3,297
iRobot Corp.* (Home Furnishings)	124	4,014
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	496	7,341
Isis Pharmaceuticals, Inc.* (Biotechnology)	465	14,410
Isle of Capri Casinos, Inc.* (Entertainment)	186	1,471
iStar Financial, Inc.* (REIT)	372	5,349
Itron, Inc.* (Electronics)	155	5,577
ITT Educational Services, Inc.* (Commercial Services)	124	1,765
Ixia* (Telecommunications)	279	2,985
IXYS Corp. (Semiconductors)	155	1,770
j2 Global, Inc. (Computers)	186	9,100
Jack in the Box, Inc. (Retail)	155	8,864
Janus Capital Group, Inc. (Diversified Financial Services)	651	7,415
JetBlue Airways Corp.* (Airlines)	1,023	10,967
Jive Software, Inc.* (Software)	248	1,964
John Bean Technologies Corp. (Miscellaneous Manufacturing)	124	3,230
Journal Communications, Inc.* - Class A (Media)	248	2,698
K12, Inc.* (Commercial Services)	155	3,613
Kaman Corp. - Class A (Aerospace/Defense)	124	4,961
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	341	10,141
KB Home (Home Builders)	372	6,063
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	279	3,186
Kelly Services, Inc. - Class A (Commercial Services)	155	2,471
KEMET Corp.* (Electronics)	310	1,528
Kemper Corp. (Insurance)	186	6,437
Kennedy-Wilson Holdings, Inc. (Real Estate)	310	7,254
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	403	6,065
Key Energy Services, Inc.* (Oil & Gas Services)	589	3,616
Kforce, Inc. (Commercial Services)	124	2,466
Kimball International, Inc. - Class B (Home Furnishings)	186	2,933
Kindred Healthcare, Inc. (Healthcare - Services)	248	5,927
Kite Realty Group Trust (REIT)	620	3,782
Knight Transportation, Inc. (Transportation)	248	5,942
Knightsbridge Tankers, Ltd. (Transportation)	186	2,120
Knoll, Inc. (Office Furnishings)	217	3,648
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,085	16,862
Kofax, Ltd.* (Software)	372	2,671
Kopin Corp.* (Semiconductors)	496	1,701

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	93	$3,351
Korn/Ferry International* (Commercial Services)	217	6,384
Kraton Performance Polymers, Inc.* (Chemicals)	155	3,195
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	279	2,037
Krispy Kreme Doughnuts, Inc.* (Retail)	310	4,746
Kronos Worldwide, Inc. (Chemicals)	124	1,849
La Quinta Holdings, Inc.* (Lodging)	217	4,077
Laclede Group, Inc. (Gas)	155	7,282
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	620	1,941
Lakeland Bancorp, Inc. (Banks)	217	2,179
Landec Corp.* (Chemicals)	155	1,893
Lannett Co., Inc.* (Pharmaceuticals)	124	4,168
LaSalle Hotel Properties (REIT)	434	15,100
Lattice Semiconductor Corp.* (Semiconductors)	558	3,816
La-Z-Boy, Inc. (Home Furnishings)	248	5,218
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	341	2,462
Lee Enterprises, Inc.* (Media)	372	1,414
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,333	1,960
Lexington Realty Trust (REIT)	868	9,496
Libbey, Inc.* (Housewares)	124	3,229
Liberator Medical Holdings, Inc. (Pharmaceuticals)	310	964
Life Time Fitness, Inc.* (Leisure Time)	186	7,319
LifeLock, Inc.* (Commercial Services)	372	5,163
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	93	4,573
Limelight Networks, Inc.* (Internet)	465	1,195
Lionbridge Technologies, Inc.* (Internet)	372	2,132
Liquidity Services, Inc.* (Internet)	155	2,091
Lithia Motors, Inc. - Class A (Retail)	93	8,263
Littelfuse, Inc. (Electrical Components & Equipment)	93	8,083
LivePerson, Inc.* (Computers)	279	3,287
LogMeIn, Inc.* (Telecommunications)	124	5,048
Louisiana-Pacific Corp.* (Building Materials)	589	7,975
LSI Industries, Inc. (Building Materials)	186	1,328
LTC Properties, Inc. (REIT)	155	5,941
Lumber Liquidators Holdings, Inc.* (Retail)	124	6,723
Luminex Corp.* (Healthcare - Products)	186	3,385
M.D.C. Holdings, Inc. (Home Builders)	186	5,016
M/I Schottenstein Homes, Inc.* (Home Builders)	124	2,552
Macatawa Bank Corp. (Banks)	248	1,166
Mack-Cali Realty Corp. (REIT)	372	7,849
MacroGenics, Inc.* (Biotechnology)	124	2,517
Magellan Health Services, Inc.* (Healthcare - Services)	124	7,142
Magnum Hunter Resources Corp.* (Oil & Gas)	868	5,581
Maiden Holdings, Ltd. (Insurance)	248	2,847
Mainsource Financial Group, Inc. (Banks)	124	2,025
Manhattan Associates, Inc.* (Computers)	310	9,102
MannKind Corp.* (Pharmaceuticals)	961	8,034
ManTech International Corp. - Class A (Software)	124	3,348
Marchex, Inc. - Class B (Advertising)	186	2,046
Marin Software, Inc.* (Advertising)	155	1,421
MarineMax, Inc.* (Retail)	155	2,584
MarketAxess Holdings, Inc. (Diversified Financial Services)	155	8,716
Marketo, Inc.* (Internet)	124	3,391
Marriott Vacations Worldwide Corp.* (Entertainment)	124	7,137
Marten Transport, Ltd. (Transportation)	124	2,510
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	279	1,258
Masimo Corp.* (Healthcare - Products)	217	5,225
Masonite International Corp.* (Building Materials)	124	6,077
MasTec, Inc.* (Engineering & Construction)	279	7,586
Matador Resources Co.* (Oil & Gas)	310	8,382
Materion Corp. (Mining)	93	3,005
Matrix Service Co.* (Oil & Gas Services)	124	3,329
Matson, Inc. (Transportation)	186	5,013
Matthews International Corp. - Class A (Commercial Services)	124	5,393
MAXIMUS, Inc. (Commercial Services)	279	11,539
Maxlinear, Inc.* - Class A (Semiconductors)	186	1,763
Maxwell Technologies, Inc.* (Computers)	155	1,686
MB Financial, Inc. (Banks)	248	6,681
McDermott International, Inc.* (Oil & Gas Services)	1,023	7,468
McGrath Rentcorp (Commercial Services)	124	4,284
MDC Partners, Inc. - Class A (Advertising)	186	3,836
Meadowbrook Insurance Group, Inc. (Insurance)	310	1,869
MedAssets, Inc.* (Software)	279	5,926
Media General, Inc.* - Class A (Media)	248	5,000
Medical Properties Trust, Inc. (REIT)	713	9,597
Medidata Solutions, Inc.* (Software)	217	9,731
Mentor Graphics Corp. (Computers)	403	7,959
Mercury Computer Systems, Inc.* (Computers)	186	2,055
Meredith Corp. (Media)	155	7,118
Merge Healthcare, Inc.* (Healthcare - Products)	589	1,449
Meridian Bioscience, Inc. (Healthcare - Products)	186	3,666
Merit Medical Systems, Inc.* (Healthcare - Products)	217	2,786
Meritage Homes Corp.* (Home Builders)	155	5,937
Meritor, Inc.* (Auto Parts & Equipment)	434	5,455

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	465	$2,748
Methode Electronics, Inc. (Electronics)	155	4,957
MGE Energy, Inc. (Electric)	155	5,831
MGIC Investment Corp.* (Insurance)	1,395	10,309
Micrel, Inc. (Semiconductors)	248	2,594
Microsemi Corp.* (Semiconductors)	403	9,664
Midstates Pete Co., Inc.* (Oil & Gas)	248	1,582
Millennial Media, Inc.* (Advertising)	465	1,604
Miller Energy Resources, Inc.* (Oil & Gas)	248	1,213
MiMedx Group, Inc.* (Healthcare - Products)	465	3,213
Minerals Technologies, Inc. (Chemicals)	155	9,001
MKS Instruments, Inc. (Semiconductors)	217	6,896
Mobile Mini, Inc. (Storage/Warehousing)	186	7,023
Modine Manufacturing Co.* (Auto Parts & Equipment)	217	2,988
ModusLink Global Solutions, Inc.* (Internet)	341	1,272
Molina Healthcare, Inc.* (Healthcare - Services)	124	5,065
Molycorp, Inc.* (Mining)	992	2,073
Momenta Pharmaceuticals, Inc.* (Biotechnology)	248	2,639
MoneyGram International, Inc.* (Commercial Services)	155	2,240
Monmouth Real Estate Investment Corp. - Class A (REIT)	279	2,868
Monolithic Power Systems, Inc. (Semiconductors)	155	6,392
Monotype Imaging Holdings, Inc. (Software)	186	5,560
Monro Muffler Brake, Inc. (Commercial Services)	124	6,298
Monster Worldwide, Inc.* (Commercial Services)	465	3,023
Montpelier Re Holdings, Ltd. (Insurance)	186	5,493
Moog, Inc.* - Class A (Aerospace/Defense)	186	12,280
Morgans Hotel Group Co.* (Lodging)	217	1,617
Move, Inc.* (Internet)	217	3,172
MSA Safety, Inc. (Environmental Control)	124	6,421
Mueller Industries, Inc. (Metal Fabricate/Hardware)	248	6,901
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	713	5,526
Multimedia Games Holding Co., Inc.* (Entertainment)	155	3,739
Myers Industries, Inc. (Miscellaneous Manufacturing)	155	2,864
MYR Group, Inc.* (Engineering & Construction)	124	3,076
Nanometrics, Inc.* (Semiconductors)	124	1,929
NanoViricides, Inc.* (Pharmaceuticals)	310	1,259
National Bank Holdings Corp. (Holding Companies - Diversified)	186	3,685
National CineMedia, Inc. (Entertainment)	279	4,481
National General Holdings Corp. (Insurance)	186	3,238
National Health Investors, Inc. (REIT)	155	9,267
National Penn Bancshares, Inc. (Banks)	527	5,428
Natus Medical, Inc.* (Healthcare - Products)	155	4,459
Nautilus, Inc.* (Leisure Time)	186	1,853
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,085	1,443
Navigant Consulting Co.* (Commercial Services)	248	4,047
Navios Maritime Acquisition Corp. (Transportation)	527	1,686
Navios Maritime Holdings, Inc. (Transportation)	372	2,965
NBT Bancorp, Inc. (Banks)	186	4,347
NCI Building Systems, Inc.* (Building Materials)	155	2,598
Nektar Therapeutics, Inc.* (Pharmaceuticals)	558	5,887
Nelnet, Inc. - Class A (Diversified Financial Services)	93	3,834
Neogen Corp.* (Pharmaceuticals)	155	6,767
NeoStem, Inc.* (Healthcare - Services)	186	1,148
NETGEAR, Inc.* (Telecommunications)	155	4,853
NetScout Systems, Inc.* (Computers)	155	6,592
Neuralstem, Inc.* (Biotechnology)	434	1,241
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	341	4,631
NeuStar, Inc.* - Class A (Telecommunications)	248	6,909
New Jersey Resources Corp. (Gas)	186	9,501
New Media Investment Group, Inc.* (Internet)	155	2,334
New Residential Investment Corp. (REIT)	1,209	7,230
New York & Co., Inc.* (Retail)	310	1,045
New York Mortgage Trust, Inc. (REIT)	434	3,277
New York REIT, Inc. (REIT)	744	7,767
NewBridge Bancorp* (Banks)	217	1,625
Newpark Resources, Inc.* (Oil & Gas Services)	403	4,929
Newport Corp.* (Electronics)	186	3,220
NewStar Financial, Inc.* (Diversified Financial Services)	155	1,756
Nexstar Broadcasting Group, Inc. - Class A (Media)	124	5,777
NIC, Inc. (Internet)	310	5,230
NMI Holdings, Inc.* (Insurance)	248	2,478
Noranda Aluminum Holding Corp. (Mining)	372	1,644
North Atlantic Drilling, Ltd. (Oil & Gas)	341	3,325
Northern Oil & Gas, Inc.* (Oil & Gas)	279	4,489
Northfield BanCorp, Inc. (Savings & Loans)	248	3,164
Northwest Bancshares, Inc. (Savings & Loans)	434	5,382
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	248	1,637

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Northwest Natural Gas Co. (Gas)	124	$5,359
NorthWestern Corp. (Electric)	155	7,164
Novavax, Inc.* (Biotechnology)	961	4,161
NPS Pharmaceuticals, Inc.* (Biotechnology)	434	12,126
NRG Yield, Inc. (Electric)	93	4,859
Nutrisystem, Inc. (Food)	155	2,488
NuVasive, Inc.* (Healthcare - Products)	186	6,953
NxStage Medical, Inc.* (Healthcare - Products)	279	3,725
Oclaro, Inc.* (Telecommunications)	682	1,269
Office Depot, Inc.* (Retail)	2,201	11,027
OFG Bancorp (Banks)	217	3,463
OHR Pharmaceutical, Inc.* (Pharmaceuticals)	155	1,395
Old National Bancorp (Banks)	465	6,222
Olin Corp. (Chemicals)	341	9,060
Olympic Steel, Inc. (Metal Fabricate/Hardware)	124	2,719
OM Group, Inc. (Chemicals)	155	4,382
Omega Protein Corp.* (Pharmaceuticals)	124	1,738
Omeros Corp.* (Biotechnology)	186	2,531
Omnicell, Inc.* (Software)	155	4,247
OmniVision Technologies, Inc.* (Semiconductors)	248	5,555
Omnova Solutions, Inc.* (Chemicals)	248	2,001
On Assignment, Inc.* (Commercial Services)	217	5,861
Oncothyreon, Inc.* (Biotechnology)	496	1,354
ONE Gas, Inc. (Gas)	217	7,812
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	124	1,835
Opko Health, Inc.* (Pharmaceuticals)	837	7,382
OraSure Technologies, Inc.* (Healthcare - Products)	310	2,551
Orbcomm, Inc.* (Telecommunications)	279	1,752
Orbital Sciences Corp.* (Aerospace/Defense)	248	6,366
Orbitz Worldwide, Inc.* (Internet)	279	2,469
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	558	2,784
Organovo Holdings, Inc.* (Biotechnology)	341	2,581
Orion Marine Group, Inc.* (Engineering & Construction)	186	2,011
Oritani Financial Corp. (Savings & Loans)	217	3,212
Otter Tail Corp. (Electric)	155	4,333
Outerwall, Inc.* (Diversified Financial Services)	93	5,117
Owens & Minor, Inc. (Distribution/Wholesale)	279	9,232
Pacific Biosciences of California, Inc.* (Biotechnology)	341	1,558
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	124	2,212
Pacific Sunwear of California, Inc.* (Retail)	496	1,007
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	155	14,259
Pain Therapeutics, Inc.* (Pharmaceuticals)	279	1,175
Papa John’s International, Inc. (Retail)	124	5,170
PAREXEL International Corp.* (Commercial Services)	248	13,282
Park Electrochemical Corp. (Electronics)	93	2,619
Park Sterling Corp. (Banks)	279	1,914
Parker Drilling Co.* (Oil & Gas)	589	3,640
Parkervision, Inc.* (Telecommunications)	837	1,046
Parkway Properties, Inc. (REIT)	310	6,426
Parsley Energy, Inc.* - Class A (Oil & Gas)	217	4,898
Pattern Energy Group, Inc. (Energy-Alternate Sources)	186	5,765
PDC Energy, Inc.* (Oil & Gas)	155	8,410
PDF Solutions, Inc.* (Software)	155	2,970
PDL BioPharma, Inc. (Biotechnology)	713	6,688
Pebblebrook Hotel Trust (REIT)	279	10,156
Pegasystems, Inc. (Software)	186	3,975
Pendrell Corp.* (Commercial Services)	1,085	1,595
Penn National Gaming, Inc.* (Entertainment)	372	3,899
Penn Virginia Corp.* (Oil & Gas)	310	4,036
Pennsylvania REIT (REIT)	310	5,961
PennyMac Mortgage Investment Trust (REIT)	310	6,637
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,085	1,638
Peregrine Semiconductor Corp.* (Semiconductors)	217	1,463
Perficient, Inc.* (Internet)	186	3,160
Performant FINL Corp.* (Commercial Services)	186	1,784
Pericom Semiconductor Corp.* (Semiconductors)	155	1,369
Pernix Therapeutics Holdings I* (Pharmaceuticals)	217	1,630
PetMed Express, Inc. (Retail)	124	1,699
PetroQuest Energy, Inc.* (Oil & Gas)	341	2,186
PGT, Inc.* (Building Materials)	279	2,584
PharMerica Corp.* (Pharmaceuticals)	155	4,183
PHH Corp.* (Commercial Services)	248	5,791
Photronics, Inc.* (Semiconductors)	310	2,471
Physicians Realty Trust (REIT)	186	2,619
PICO Holdings, Inc.* (Water)	124	2,747
Piedmont Natural Gas Co., Inc. (Gas)	310	10,754
Pier 1 Imports, Inc. (Retail)	403	6,069
Pike Electric Corp.* (Electric)	186	1,499
Pinnacle Entertainment, Inc.* (Entertainment)	248	5,405
Pinnacle Financial Partners, Inc. (Banks)	155	5,735
Pioneer Energy Services Corp.* (Oil & Gas Services)	279	4,104
Plantronics, Inc. (Telecommunications)	186	8,736
Platinum Underwriters Holdings, Ltd. (Insurance)	124	7,266
Plexus Corp.* (Electronics)	155	6,096
Plug Power, Inc.* (Energy-Alternate Sources)	806	4,369

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
PLX Technology, Inc.* (Semiconductors)	279	$1,811
Ply Gem Holdings, Inc.* (Building Materials)	155	1,291
PMC-Sierra, Inc.* (Semiconductors)	775	5,216
PNM Resources, Inc. (Electric)	341	8,747
Polycom, Inc.* (Telecommunications)	589	7,551
PolyOne Corp. (Chemicals)	372	14,116
Polypore International, Inc.* (Miscellaneous Manufacturing)	186	8,017
Pool Corp. (Distribution/Wholesale)	186	10,185
Popeyes Louisiana Kitchen, Inc.* (Retail)	93	3,748
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	217	12,795
Portland General Electric Co. (Electric)	310	9,898
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	155	3,897
Post Holdings, Inc.* (Food)	186	8,354
Potlatch Corp. (REIT)	186	7,682
Power Integrations, Inc. (Semiconductors)	124	6,675
PowerSecure International, Inc.* (Electrical Components & Equipment)	155	1,524
Pozen, Inc. (Pharmaceuticals)	186	1,347
Premiere Global Services, Inc.* (Telecommunications)	248	3,249
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	217	6,684
PRGX Global, Inc.* (Commercial Services)	217	1,306
Primerica, Inc. (Insurance)	217	10,000
Primoris Services Corp. (Pipelines)	186	4,442
PrivateBancorp, Inc. (Banks)	310	8,928
Procera Networks, Inc.* (Telecommunications)	155	1,552
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	434	2,075
Progress Software Corp.* (Software)	217	5,030
Proofpoint, Inc.* (Software)	155	5,467
PROS Holdings, Inc.* (Software)	124	3,177
Prosperity Bancshares, Inc. (Banks)	279	16,219
Prothena Corp PLC* (Biotechnology)	124	2,153
Proto Labs, Inc.* (Miscellaneous Manufacturing)	93	7,532
Provident Financial Services, Inc. (Savings & Loans)	279	4,662
PTC Therapeutics, Inc.* (Biotechnology)	124	3,276
Puma Biotechnology, Inc.* (Biotechnology)	93	20,621
QLIK Technologies, Inc.* (Software)	372	9,843
QLogic Corp.* (Semiconductors)	403	3,667
Quad Graphics, Inc. (Commercial Services)	155	3,274
Quality Distribution, Inc.* (Transportation)	155	2,069
Quality Systems, Inc. (Software)	248	3,846
Qualys, Inc.* (Computers)	93	2,222
Quanex Building Products Corp. (Building Materials)	186	3,179
Quantum Corp.* (Computers)	1,457	1,821
Quicklogic Corp.* (Semiconductors)	372	1,265
Quicksilver Resources, Inc.* (Oil & Gas)	775	1,457
Quidel Corp.* (Healthcare - Products)	155	3,700
QuinStreet, Inc.* (Internet)	279	1,392
Radian Group, Inc. (Insurance)	775	9,812
Radio One, Inc.* - Class D (Media)	248	1,084
RadNet, Inc.* (Healthcare - Services)	217	1,109
RAIT Financial Trust (REIT)	403	3,103
Rally Software Development COR* (Software)	155	1,576
Rambus, Inc.* (Semiconductors)	496	5,709
Ramco-Gershenson Properties Trust (REIT)	310	5,146
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	310	2,669
Raven Industries, Inc. (Miscellaneous Manufacturing)	155	4,320
RBC Bearings, Inc. (Metal Fabricate/Hardware)	93	5,160
RealD, Inc.* (Computers)	217	2,294
RealNetworks, Inc.* (Internet)	186	1,399
RealPage, Inc.* (Software)	248	3,994
Redwood Trust, Inc. (REIT)	372	7,061
Regis Corp. (Retail)	217	3,023
Renasant Corp. (Banks)	155	4,402
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	186	2,083
Rent-A-Center, Inc. (Commercial Services)	217	5,195
Rentech, Inc.* (Chemicals)	1,178	2,556
Repligen Corp.* (Biotechnology)	155	3,250
Repros Therapeutics, Inc.* (Pharmaceuticals)	124	1,738
Republic Airways Holdings, Inc.* (Airlines)	248	2,465
Republic First Bancorp, Inc.* (Banks)	248	1,091
Resolute Energy Corp.* (Oil & Gas)	403	3,079
Resolute Forest Products, Inc.* (Forest Products & Paper)	310	4,771
Resource Capital Corp. (REIT)	620	3,416
Resources Connection, Inc. (Commercial Services)	217	3,277
Restoration Hardware Holdings* (Retail)	124	10,141
Retail Opportunity Investments Corp. (REIT)	341	5,262
Retailmenot, Inc.* (Internet)	155	3,791
Retrophin, Inc.* (Biotechnology)	155	1,646
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	434	920
Rex Energy Corp.* (Oil & Gas)	217	2,992
Rexford Industrial Realty, Inc. (REIT)	155	2,144
Rexnord Corp.* (Metal Fabricate/Hardware)	310	8,342
RF Micro Devices, Inc.* (Telecommunications)	1,178	13,147
Rigel Pharmaceuticals, Inc.* (Biotechnology)	527	1,723
RingCentral, Inc.* - Class A (Internet)	155	2,314
RLI Corp. (Insurance)	186	7,950
RLJ Lodging Trust (REIT)	527	14,776

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Roadrunner Transportation Systems, Inc.* (Transportation)	124	$3,117
Rockwell Medical, Inc.* (Healthcare - Products)	217	2,192
Rofin-Sinar Technologies, Inc.* (Electronics)	155	3,384
Rosetta Resources, Inc.* (Oil & Gas)	248	12,666
Rosetta Stone, Inc.* (Software)	155	1,494
Roundy’s, Inc. (Retail)	279	1,348
Rouse Properties, Inc. (REIT)	186	3,153
RPX Corp.* (Commercial Services)	248	3,869
RSP Permian, Inc.* (Oil & Gas)	93	2,748
RTI Biologics, Inc.* (Biotechnology)	403	1,842
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	155	3,853
Rubicon Technology, Inc.* (Semiconductors)	186	1,401
Ruby Tuesday, Inc.* (Retail)	341	2,049
Ruckus Wireless, Inc.* (Telecommunications)	310	4,002
Rudolph Technologies, Inc.* (Semiconductors)	217	1,999
Rush Enterprises, Inc.* - Class A (Retail)	155	5,461
Ruth’s Hospitality Group, Inc. (Retail)	186	2,111
Ryman Hospitality Properties, Inc. (REIT)	186	8,882
S&T Bancorp, Inc. (Banks)	155	3,771
Sabra Health Care REIT, Inc. (REIT)	217	6,011
Safe Bulkers, Inc. (Transportation)	217	1,582
Safeguard Scientifics, Inc.* (Internet)	124	2,461
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	124	3,160
Saia, Inc.* (Transportation)	124	5,661
Sanchez Energy Corp.* (Oil & Gas)	186	5,900
Sanderson Farms, Inc. (Food)	93	8,471
Sandy Spring Bancorp, Inc. (Banks)	124	2,903
Sangamo Biosciences, Inc.* (Biotechnology)	310	3,683
Sanmina Corp.* (Electronics)	341	7,942
Sapiens International Corp. N.V.* (Software)	186	1,343
Sapient Corp.* (Internet)	496	7,321
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	186	3,969
ScanSource, Inc.* (Distribution/Wholesale)	124	4,440
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	124	3,312
Scholastic Corp. (Media)	124	4,392
Schulman (A.), Inc. (Chemicals)	124	4,928
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	124	5,063
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	341	1,644
Science Applications International Corp. (Computers)	186	7,770
Scientific Games Corp.* - Class A (Entertainment)	248	2,118
Sciquest, Inc.* (Software)	155	2,385
Scorpio Bulkers, Inc.* (Transportation)	620	4,768
Scorpio Tankers, Inc. (Transportation)	837	7,860
SeaChange International, Inc.* (Software)	217	1,625
SEACOR Holdings, Inc.* (Oil & Gas Services)	93	7,064
Select Comfort Corp.* (Home Furnishings)	248	5,010
Select Income REIT (REIT)	155	4,301
Select Medical Holdings Corp. (Healthcare - Services)	341	5,299
Selective Insurance Group, Inc. (Insurance)	248	5,528
SemGroup Corp. - Class A (Pipelines)	186	14,337
Semtech Corp.* (Semiconductors)	279	6,230
Senomyx, Inc.* (Food)	248	1,750
Sensient Technologies Corp. (Chemicals)	217	11,393
Sequenom, Inc.* (Biotechnology)	651	2,441
ServiceSource International, Inc.* (Commercial Services)	403	1,785
SFX Entertainment, Inc.* (Commercial Services)	279	1,911
Shenandoah Telecommunications Co. (Telecommunications)	124	3,436
Ship Finance International, Ltd. (Transportation)	279	5,078
ShoreTel, Inc.* (Telecommunications)	341	2,107
Shutterfly, Inc.* (Internet)	155	7,644
Silicon Graphics International Corp.* (Computers)	217	2,064
Silicon Image, Inc.* (Semiconductors)	434	2,166
Silicon Laboratories, Inc.* (Semiconductors)	186	7,576
Silver Bay Realty Trust Corp. (REIT)	186	3,006
Silver Spring Networks, Inc.* (Computers)	186	1,986
Simpson Manufacturing Co., Inc. (Building Materials)	186	5,657
Sinclair Broadcast Group, Inc. - Class A (Media)	279	9,014
Sizmek, Inc.* (Advertising)	155	1,409
Skechers U.S.A., Inc.* - Class A (Apparel)	155	8,086
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	186	1,107
SkyWest, Inc. (Airlines)	248	2,651
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	248	3,063
Snyders-Lance, Inc. (Food)	217	5,384
Solazyme, Inc.* (Energy-Alternate Sources)	341	3,301
Sonic Automotive, Inc. - Class A (Retail)	186	4,524
Sonic Corp.* (Retail)	248	5,121
Sonus Networks, Inc.* (Telecommunications)	1,147	4,049
Sotheby’s - Class A (Commercial Services)	248	9,833
South Jersey Industries, Inc. (Gas)	155	8,303
South State Corp. (Banks)	93	5,404
Southwest Gas Corp. (Gas)	186	9,213
Sovran Self Storage, Inc. (REIT)	124	9,513

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Spansion, Inc.* - Class A (Computers)	279	$5,293
Spartan Motors, Inc. (Auto Parts & Equipment)	279	1,200
SpartanNash Co. (Food)	186	3,899
Spectranetics Corp.* (Healthcare - Products)	186	4,771
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	341	2,401
Speed Commerce, Inc.* (Distribution/Wholesale)	403	1,253
Spok Holdings, Inc. (Telecommunications)	124	1,856
Springleaf Holdings, Inc.* (Diversified Financial Services)	124	3,246
SS&C Technologies Holdings, Inc.* (Software)	279	12,083
St. Joe Co.* (Real Estate)	279	6,373
Staar Surgical Co.* (Healthcare - Products)	186	2,394
STAG Industrial, Inc. (REIT)	217	4,956
Stage Stores, Inc. (Retail)	155	2,793
Standard Pacific Corp.* (Home Builders)	651	4,909
Starwood Waypoint Residential Trust* (REIT)	186	4,890
State Bank Financial Corp. (Banks)	155	2,559
Steelcase, Inc. - Class A (Office Furnishings)	372	5,617
Stein Mart, Inc. (Retail)	155	2,012
STERIS Corp. (Healthcare - Products)	248	12,619
Sterling Bancorp (Savings & Loans)	372	4,427
Steven Madden, Ltd.* (Apparel)	248	7,899
Stewart Information Services Corp. (Insurance)	93	2,741
Stifel Financial Corp.* (Diversified Financial Services)	279	12,775
Stillwater Mining Co.* (Mining)	496	8,878
Stone Energy Corp.* (Oil & Gas)	248	9,436
Stoneridge, Inc.* (Electronics)	186	2,040
Strategic Hotels & Resorts, Inc.* (REIT)	1,023	11,672
Summit Hotel Properties, Inc. (REIT)	403	4,139
Sun Bancorp, Inc.* (Banks)	341	1,282
Sun Communities, Inc. (REIT)	186	9,789
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	93	3,393
SunCoke Energy, Inc.* (Coal)	310	7,077
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	310	2,040
Sunstone Hotel Investors, Inc. (REIT)	775	10,997
Super Micro Computer, Inc.* (Computers)	155	4,056
Superior Industries International, Inc. (Auto Parts & Equipment)	124	2,320
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	186	1,611
SUPERVALU, Inc.* (Food)	868	7,960
Susquehanna Bancshares, Inc. (Banks)	806	8,205
Swift Energy Co.* (Oil & Gas)	217	2,398
Swift Transportation Co.* (Transportation)	372	7,607
SWS Group, Inc.* (Diversified Financial Services)	217	1,554
Sykes Enterprises, Inc.* (Computers)	186	3,850
Symetra Financial Corp. (Insurance)	310	7,068
Symmetry Medical, Inc.* (Healthcare - Products)	217	1,912
Synageva BioPharma Corp.* (Biotechnology)	93	6,363
Synaptics, Inc.* (Computers)	155	11,196
Synchronoss Technologies, Inc.* (Software)	155	6,264
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	558	2,037
Synergy Resources Corp.* (Oil & Gas)	310	3,261
SYNNEX Corp.* (Software)	124	7,998
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	403	1,592
Take-Two Interactive Software, Inc.* (Software)	403	9,019
TAL International Group, Inc. (Trucking & Leasing)	155	6,851
Taminco Corp.* (Chemicals)	155	3,240
Tangoe, Inc.* (Software)	186	2,567
TASER International, Inc.* (Electronics)	248	2,991
Team Health Holdings, Inc.* (Commercial Services)	279	15,777
Team, Inc.* (Commercial Services)	93	3,684
Teekay Tankers, Ltd. - Class A (Transportation)	403	1,604
TeleCommunication Systems, Inc.* - Class A (Internet)	403	1,269
Teledyne Technologies, Inc.* (Aerospace/Defense)	155	14,135
Telenav, Inc.* (Telecommunications)	217	1,078
Tenneco, Inc.* (Auto Parts & Equipment)	248	15,797
Terreno Realty Corp. (REIT)	155	2,899
Tesco Corp. (Oil & Gas Services)	155	3,026
Tessera Technologies, Inc. (Semiconductors)	248	6,302
TETRA Tech, Inc. (Environmental Control)	279	6,774
TETRA Technologies, Inc.* (Oil & Gas Services)	372	4,096
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	124	1,302
Texas Capital Bancshares, Inc.* (Banks)	186	9,681
Texas Roadhouse, Inc. - Class A (Retail)	310	7,713
Textainer Group Holdings, Ltd. (Trucking & Leasing)	93	3,401
TG Therapeutics, Inc.* (Pharmaceuticals)	155	1,226
The Andersons, Inc. (Agriculture)	124	6,699
The Brink’s Co. (Commercial Services)	217	5,824
The Buckle, Inc. (Retail)	124	5,518
The Cato Corp. - Class A (Retail)	124	3,827
The Cheesecake Factory, Inc. (Retail)	217	9,305
The Children’s Place Retail Stores, Inc. (Retail)	93	4,669

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
The Corporate Executive Board Co. (Commercial Services)	155	$9,621
The Ensign Group, Inc. (Healthcare - Services)	93	3,062
The Finish Line, Inc. - Class A (Retail)	217	5,705
The Fresh Market, Inc.* (Food)	186	5,567
The Geo Group, Inc. (REIT)	310	10,666
The Greenbrier Cos., Inc. (Trucking & Leasing)	124	7,992
The KEYW Holding Corp.* (Computers)	186	2,437
The McClatchy Co.* - Class A (Media)	372	1,797
The Medicines Co.* (Biotechnology)	279	6,520
The Men’s Wearhouse, Inc. (Retail)	186	9,360
The New York Times Co. - Class A (Media)	589	7,357
The Pantry, Inc.* (Retail)	124	2,221
The Pep Boys - Manny, Moe & Jack* (Retail)	279	2,952
The Ryland Group, Inc. (Home Builders)	186	5,971
The Ultimate Software Group, Inc.* (Software)	124	16,728
TherapeuticsMD, Inc.* (Pharmaceuticals)	527	2,445
Theravance Biopharma, Inc.* (Biotechnology)	124	3,476
Theravance, Inc. (Biotechnology)	341	7,400
Thermon Group Holdings, Inc.* (Oil & Gas Services)	155	3,779
Third Point Reinsurance, Ltd.* (Insurance)	279	4,062
Thoratec Corp.* (Healthcare - Products)	248	8,060
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	403	1,697
Tile Shop Holdings, Inc.* (Retail)	155	1,567
Time, Inc.* (Media)	465	11,206
Titan International, Inc. (Auto Parts & Equipment)	217	3,238
TiVo, Inc.* (Home Furnishings)	496	6,676
Tornier N.V.* (Healthcare - Products)	155	3,213
Tower International, Inc.* (Auto Parts & Equipment)	93	2,930
TowneBank (Banks)	155	2,291
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	155	1,618
TransEnterix, Inc.* (Healthcare - Products)	248	985
Tredegar Corp. (Miscellaneous Manufacturing)	124	2,423
TreeHouse Foods, Inc.* (Food)	155	11,393
Tremor Video, Inc.* (Advertising)	279	1,038
Trex Co., Inc.* (Building Materials)	155	4,363
Triangle Petroleum Corp.* (Oil & Gas)	341	3,683
TriMas Corp.* (Miscellaneous Manufacturing)	186	5,892
Triple-S Management Corp.* (Healthcare - Services)	124	2,143
TriQuint Semiconductor, Inc.* (Semiconductors)	713	12,819
Tristate Capital Holdings, Inc.* (Banks)	124	1,214
Tronox, Ltd. (Chemicals)	279	7,405
TrueBlue, Inc.* (Commercial Services)	186	5,020
Trulia, Inc.* (Internet)	155	9,383
TrustCo Bank Corp. (Banks)	465	3,064
Trustmark Corp. (Banks)	279	6,425
TTM Technologies, Inc.* (Electronics)	310	2,328
Tuesday Morning Corp.* (Retail)	217	3,572
Tumi Holdings, Inc.* (Household Products/Wares)	217	4,574
Tutor Perini Corp.* (Engineering & Construction)	155	4,221
Tyler Technologies, Inc.* (Software)	124	11,251
U.S. Silica Holdings, Inc. (Mining)	217	12,201
Ubiquiti Networks, Inc.* (Telecommunications)	124	4,741
UIL Holdings Corp. (Electric)	248	8,707
Ultra Clean Holdings, Inc.* (Semiconductors)	186	1,613
Ultrapetrol Bahamas, Ltd.* (Transportation)	310	1,011
Ultratech Stepper, Inc.* (Semiconductors)	155	3,670
UMB Financial Corp. (Banks)	155	8,778
Umpqua Holdings Corp. (Banks)	682	11,539
Unilife Corp.* (Healthcare - Products)	651	1,641
Union Bankshares Corp. (Banks)	217	5,182
Unisys Corp.* (Computers)	217	4,620
United Bankshares, Inc. (Banks)	279	8,950
United Community Banks, Inc. (Banks)	248	4,104
United Community Financial Corp. (Savings & Loans)	372	1,600
United Financial Bancorp, Inc. (Savings & Loans)	248	3,145
United Fire Group, Inc. (Insurance)	93	2,628
United Natural Foods, Inc.* (Food)	217	12,720
United Stationers, Inc. (Distribution/Wholesale)	186	7,176
Universal American Corp. (Healthcare - Services)	248	1,969
Universal Corp. (Agriculture)	93	4,829
Universal Display Corp.* (Electrical Components & Equipment)	186	5,703
Universal Forest Products, Inc. (Building Materials)	93	4,072
Universal Insurance Holdings, Inc. (Insurance)	186	2,243
Universal Technical Institute, Inc. (Commercial Services)	155	1,855
UNS Energy Corp. (Electric)	186	11,238
Unwired Planet, Inc.* (Internet)	713	1,426
Urstadt Biddle Properties - Class A (REIT)	124	2,541
US Ecology, Inc. (Environmental Control)	93	4,209
UTI Worldwide, Inc.* (Transportation)	434	4,106
VAALCO Energy, Inc.* (Oil & Gas)	310	2,139
Vail Resorts, Inc. (Entertainment)	155	11,702
Valley National Bancorp (Banks)	837	8,018
ValueVision Media, Inc.* - Class A (Advertising)	310	1,420
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	186	2,734

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Vantage Drilling Co.* (Oil & Gas)	1,178	$2,203
VASCO Data Security International, Inc.* (Internet)	186	2,524
Vector Group, Ltd. (Agriculture)	279	5,728
Veeco Instruments, Inc.* (Semiconductors)	186	6,456
Vera Bradley, Inc.* (Retail)	124	2,459
Verastem, Inc.* (Biotechnology)	155	1,145
Verint Systems, Inc.* (Software)	217	10,186
Viad Corp. (Commercial Services)	124	2,631
ViaSat, Inc.* (Telecommunications)	186	10,875
ViewPoint Financial Group, Inc. (Banks)	186	4,676
Violin Memory, Inc.* (Computers)	465	1,841
VirnetX Holding Corp.* (Internet)	217	3,034
Virtusa Corp.* (Computers)	124	3,879
VistaPrint N.V.* (Commercial Services)	155	7,635
Vitacost.com, Inc.* (Internet)	217	1,732
Vitamin Shoppe, Inc.* (Retail)	124	5,289
Vitesse Semiconductor Corp.* (Semiconductors)	403	1,209
VIVUS, Inc.* (Pharmaceuticals)	496	2,391
Vocera Communications, Inc.* (Computers)	155	1,948
Volcano Corp.* (Healthcare - Products)	248	4,094
Vonage Holdings Corp.* (Telecommunications)	868	3,021
Vringo, Inc.* (Telecommunications)	496	1,617
W&T Offshore, Inc. (Oil & Gas)	186	2,494
Wabash National Corp. (Auto Manufacturers)	310	4,219
WageWorks, Inc.* (Diversified Financial Services)	155	6,470
Walter Energy, Inc. (Coal)	372	2,139
Walter Investment Management Corp.* (Diversified Financial Services)	155	4,275
Warren Resources, Inc.* (Oil & Gas)	403	2,374
Washington Federal, Inc. (Savings & Loans)	434	9,098
Washington REIT (REIT)	279	7,566
Waterstone Financial, Inc. (Savings & Loans)	186	2,052
Watsco, Inc. (Distribution/Wholesale)	93	8,330
Watts Water Technologies, Inc. - Class A (Electronics)	124	7,249
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	217	2,185
Web.com Group, Inc.* (Internet)	217	5,761
WebMD Health Corp.* (Internet)	155	7,725
Webster Financial Corp. (Banks)	372	10,665
Weight Watchers International, Inc. (Commercial Services)	155	3,362
WellCare Health Plans, Inc.* (Healthcare - Services)	186	11,603
Werner Enterprises, Inc. (Transportation)	186	4,572
WesBanco, Inc. (Banks)	124	3,705
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	248	4,700
West Corp. (Telecommunications)	186	4,793
West Pharmaceutical Services, Inc. (Healthcare - Products)	279	11,370
Westamerica Bancorp (Banks)	124	5,930
Western Alliance Bancorp* (Banks)	310	7,099
Western Asset Mortgage Capital Corp. (REIT)	217	2,951
Western Refining, Inc. (Oil & Gas)	217	8,888
WEX, Inc.* (Commercial Services)	155	16,728
WGL Holdings, Inc. (Gas)	217	8,459
Whitestone REIT (REIT)	124	1,855
Willbros Group, Inc.* (Oil & Gas Services)	217	2,515
Wilshire Bancorp, Inc. (Banks)	341	3,212
Winnebago Industries, Inc.* (Home Builders)	124	2,914
Winthrop Realty Trust (REIT)	186	2,803
Wintrust Financial Corp. (Banks)	186	8,617
WisdomTree Investments, Inc.* (Diversified Financial Services)	465	4,771
Wolverine World Wide, Inc. (Apparel)	434	10,528
Woodward, Inc. (Electronics)	279	13,938
World Wrestling Entertainment, Inc. - Class A (Media)	186	2,321
Worthington Industries, Inc. (Metal Fabricate/Hardware)	217	8,301
Wright Medical Group, Inc.* (Healthcare - Products)	217	6,688
Xcerra Corp.* (Semiconductors)	279	2,609
Xenoport, Inc.* (Pharmaceuticals)	372	1,596
XO Group, Inc.* (Internet)	155	1,731
Xoma Corp.* (Biotechnology)	496	1,924
Xoom Corp.* (Commercial Services)	155	3,357
XPO Logistics, Inc.* (Transportation)	217	6,703
YRC Worldwide, Inc.* (Transportation)	155	4,058
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	279	5,646
Zep, Inc. (Chemicals)	124	1,933
ZIOPHARM Oncology, Inc.* (Biotechnology)	372	1,164
Zix Corp.* (Internet)	527	1,829
Zoe’s Kitchen, Inc.* (Retail)	124	3,597
Zumiez, Inc.* (Retail)	558	15,539
TOTAL COMMON STOCKS (Cost $4,153,434)		6,378,125

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*^(b) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*^(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—

TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d)(317.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%-0.05%, dated 7/31/14, due 8/1/14, total to be received $51,855,052	$51,855,000	$51,855,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,855,000)		51,855,000

TOTAL INVESTMENT SECURITIES (Cost $56,015,767) - 356.8%		58,240,458
Net other assets (liabilities) - (256.8)%(e)		(41,912,176)

NET ASSETS - 100.0%		$16,328,282

†                                         Number of shares is less than 0.50

*                                         Non-income producing security

^                                          These securities were fair value based on procedures approved by the Board of Trustees. As of July 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.

(a)                                 Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                                 Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $5,090,000.

(d)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                                  Amount includes $95,018,704 of net capital shares payable as of July 31, 2014.

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	9/22/14	$2,231,200	$(78,384)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/14	(0.28)%	$2,956,195	$(291,948)
Russell 2000 Index	UBS AG	8/27/14	(0.03)%	4,785,137	(322,162)
				$7,741,332	$(614,110)

^                                Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

Small-Cap ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$14,604	0.1%
Aerospace/Defense	92,803	0.6%
Agriculture	19,552	0.1%
Airlines	19,106	0.1%
Apparel	40,764	0.2%
Auto Manufacturers	4,219	NM
Auto Parts & Equipment	81,920	0.5%
Banks	401,144	2.5%
Biotechnology	252,869	1.5%
Building Materials	68,905	0.4%
Chemicals	137,284	0.8%
Coal	20,147	0.1%
Commercial Services	360,798	2.2%
Computers	143,653	0.9%
Cosmetics/Personal Care	2,558	NM
Distribution/Wholesale	51,005	0.3%
Diversified Financial Services	150,007	0.9%
Electric	141,293	0.9%
Electrical Components & Equipment	71,459	0.4%
Electronics	123,077	0.8%
Energy-Alternate Sources	32,784	0.2%
Engineering & Construction	42,987	0.3%
Entertainment	50,418	0.3%
Environmental Control	42,332	0.3%
Food	93,767	0.6%
Forest Products & Paper	32,874	0.2%
Gas	66,683	0.4%
Hand/Machine Tools	7,953	NM
Healthcare - Products	230,581	1.4%
Healthcare - Services	100,154	0.6%
Holding Companies - Diversified	10,683	0.1%
Home Builders	37,621	0.2%
Home Furnishings	29,102	0.2%
Household Products/Wares	17,232	0.1%
Housewares	3,229	NM
Insurance	168,647	1.0%
Internet	153,318	0.9%
Investment Companies	7,083	NM
Iron/Steel	17,505	0.1%
Leisure Time	38,503	0.2%
Lodging	19,136	0.1%
Machinery-Diversified	45,906	0.3%
Media	85,919	0.5%
Metal Fabricate/Hardware	48,063	0.3%
Mining	59,726	0.4%
Miscellaneous Manufacturing	110,511	0.7%
Multi-National	4,602	NM
Office Furnishings	28,003	0.2%
Oil & Gas	228,326	1.4%
Oil & Gas Services	103,325	0.6%
Packaging & Containers	25,032	0.2%
Pharmaceuticals	203,799	1.2%
Pipelines	18,779	0.1%
Real Estate	36,402	0.2%
REIT	587,416	3.8%
Retail	343,518	2.1%
Savings & Loans	97,562	0.6%
Semiconductors	237,682	1.5%
Software	315,415	1.9%
Storage/Warehousing	11,723	0.1%
Telecommunications	220,829	1.4%
Toys/Games/Hobbies	2,462	NM
Transportation	139,085	0.9%
Trucking & Leasing	18,244	0.1%
Water	13,370	0.1%
Other **	9,942,824	60.9%
Total	$16,328,282	100.0%

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2014

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (65.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,601	$366,455
Abbott Laboratories (Pharmaceuticals)	6,222	262,071
AbbVie, Inc. (Pharmaceuticals)	6,579	344,345
Accenture PLC - Class A (Computers)	2,652	210,251
ACE, Ltd. (Insurance)	1,377	137,838
Actavis PLC* (Pharmaceuticals)	1,020	218,545
Adobe Systems, Inc.* (Software)	1,938	133,935
Aetna, Inc. (Healthcare - Services)	1,479	114,667
Affiliated Managers Group, Inc.* (Diversified Financial Services)	204	40,647
AFLAC, Inc. (Insurance)	1,887	112,729
Agilent Technologies, Inc. (Electronics)	1,377	77,236
AGL Resources, Inc. (Gas)	510	26,336
Air Products & Chemicals, Inc. (Chemicals)	867	114,401
Airgas, Inc. (Chemicals)	255	27,265
Akamai Technologies, Inc.* (Software)	714	42,140
Alcoa, Inc. (Mining)	4,845	79,410
Alexion Pharmaceuticals, Inc.* (Biotechnology)	816	129,736
Allegheny Technologies, Inc. (Iron/Steel)	459	17,281
Allegion PLC (Electronics)	357	18,361
Allergan, Inc. (Pharmaceuticals)	1,224	203,013
Alliance Data Systems Corp.* (Commercial Services)	204	53,507
Allstate Corp. (Insurance)	1,785	104,333
Altera Corp. (Semiconductors)	1,275	41,718
Altria Group, Inc. (Agriculture)	8,262	335,437
Amazon.com, Inc.* (Internet)	1,530	478,874
Ameren Corp. (Electric)	1,020	39,219
American Electric Power, Inc. (Electric)	2,040	106,060
American Express Co. (Diversified Financial Services)	3,774	332,112
American International Group, Inc. (Insurance)	6,018	312,816
American Tower Corp. (REIT)	1,632	154,044
Ameriprise Financial, Inc. (Diversified Financial Services)	765	91,494
AmerisourceBergen Corp. (Pharmaceuticals)	918	70,603
Ametek, Inc. (Electrical Components & Equipment)	1,020	49,664
Amgen, Inc. (Biotechnology)	3,162	402,807
Amphenol Corp. - Class A (Electronics)	663	63,761
Anadarko Petroleum Corp. (Oil & Gas)	2,091	223,423
Analog Devices, Inc. (Semiconductors)	1,326	65,809
Aon PLC (Insurance)	1,224	103,257
Apache Corp. (Oil & Gas)	1,581	162,305
Apartment Investment & Management Co. - Class A (REIT)	612	20,918
Apple Computer, Inc. (Computers)	25,041	2,393,167
Applied Materials, Inc. (Semiconductors)	5,049	105,827
Archer-Daniels-Midland Co. (Agriculture)	2,703	125,419
Assurant, Inc. (Insurance)	306	19,388
AT&T, Inc. (Telecommunications)	21,522	765,968
Autodesk, Inc.* (Software)	969	51,696
Automatic Data Processing, Inc. (Commercial Services)	1,989	161,726
AutoNation, Inc.* (Retail)	255	13,597
AutoZone, Inc.* (Retail)	153	79,106
Avago Technologies, Ltd. (Semiconductors)	1,020	70,768
AvalonBay Communities, Inc. (REIT)	510	75,521
Avery Dennison Corp. (Household Products/Wares)	408	19,262
Avon Products, Inc. (Cosmetics/Personal Care)	1,785	23,562
Baker Hughes, Inc. (Oil & Gas Services)	1,785	122,754
Ball Corp. (Packaging & Containers)	561	34,367
Bank of America Corp. (Banks)	43,656	665,754
Bank of New York Mellon Corp. (Banks)	4,743	185,167
Bard (C.R.), Inc. (Healthcare - Products)	306	45,664
Baxter International, Inc. (Healthcare - Products)	2,244	167,604
BB&T Corp. (Banks)	2,958	109,505
Becton, Dickinson & Co. (Healthcare - Products)	816	94,852
Bed Bath & Beyond, Inc.* (Retail)	867	54,872
Bemis Co., Inc. (Packaging & Containers)	408	15,916
Berkshire Hathaway, Inc.* - Class B (Insurance)	7,446	933,953
Best Buy Co., Inc. (Retail)	1,122	33,357
Biogen Idec, Inc.* (Biotechnology)	969	324,024
BlackRock, Inc. (Diversified Financial Services)	510	155,412
Boeing Co. (Aerospace/Defense)	2,805	337,946
BorgWarner, Inc. (Auto Parts & Equipment)	969	60,320
Boston Properties, Inc. (REIT)	612	73,103
Boston Scientific Corp.* (Healthcare - Products)	5,508	70,392
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,885	348,519
Broadcom Corp. - Class A (Semiconductors)	2,295	87,807
Brown-Forman Corp. - Class B (Beverages)	663	57,449
C.H. Robinson Worldwide, Inc. (Transportation)	612	41,286
CA, Inc. (Software)	1,326	38,295
Cablevision Systems Corp. NY - Class A (Media)	918	17,644
Cabot Oil & Gas Corp. (Oil & Gas)	1,734	57,135
Cameron International Corp.* (Oil & Gas Services)	867	61,479
Campbell Soup Co. (Food)	765	31,816
Capital One Financial Corp. (Banks)	2,397	190,657
Cardinal Health, Inc. (Pharmaceuticals)	1,428	102,316
CareFusion Corp.* (Healthcare - Products)	867	37,966
CarMax, Inc.* (Retail)	918	44,808
Carnival Corp. - Class A (Leisure Time)	1,836	66,500

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	2,601	$262,051
CBRE Group, Inc.* - Class A (Real Estate)	1,173	36,175
CBS Corp. - Class B (Media)	2,193	124,628
Celgene Corp.* (Biotechnology)	3,366	293,347
CenterPoint Energy, Inc. (Gas)	1,785	43,411
CenturyLink, Inc. (Telecommunications)	2,397	94,058
Cerner Corp.* (Software)	1,224	67,565
CF Industries Holdings, Inc. (Chemicals)	204	51,069
Chesapeake Energy Corp. (Oil & Gas)	2,091	55,140
Chevron Corp. (Oil & Gas)	7,905	1,021,642
Chipotle Mexican Grill, Inc.* (Retail)	153	102,893
CIGNA Corp. (Healthcare - Services)	1,122	101,025
Cimarex Energy Co. (Oil & Gas)	357	49,630
Cincinnati Financial Corp. (Insurance)	612	28,164
Cintas Corp. (Commercial Services)	408	25,541
Cisco Systems, Inc. (Telecommunications)	21,267	536,566
Citigroup, Inc. (Banks)	12,597	616,119
Citrix Systems, Inc.* (Software)	663	44,905
Clorox Co. (Household Products/Wares)	510	44,304
CME Group, Inc. (Diversified Financial Services)	1,326	98,044
CMS Energy Corp. (Electric)	1,122	32,459
Coach, Inc. (Retail)	1,122	38,776
Coca-Cola Co. (Beverages)	15,708	617,168
Coca-Cola Enterprises, Inc. (Beverages)	969	44,041
Cognizant Technology Solutions Corp.* (Computers)	2,550	125,078
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,621	229,571
Comcast Corp. - Class A (Media)	10,812	580,930
Comerica, Inc. (Banks)	765	38,449
Computer Sciences Corp. (Computers)	612	38,183
ConAgra Foods, Inc. (Food)	1,734	52,245
ConocoPhillips (Oil & Gas)	5,100	420,750
CONSOL Energy, Inc. (Coal)	969	37,616
Consolidated Edison, Inc. (Electric)	1,224	68,654
Constellation Brands, Inc.* (Beverages)	714	59,448
Corning, Inc. (Telecommunications)	5,406	106,228
Costco Wholesale Corp. (Retail)	1,836	215,803
Covidien PLC (Healthcare - Products)	1,887	163,244
Crown Castle International Corp. (REIT)	1,377	102,146
CSX Corp. (Transportation)	4,182	125,125
Cummins, Inc. (Machinery-Diversified)	714	99,524
CVS Caremark Corp. (Retail)	4,845	369,964
D.R. Horton, Inc. (Home Builders)	1,173	24,281
Danaher Corp. (Miscellaneous Manufacturing)	2,499	184,626
Darden Restaurants, Inc. (Retail)	561	26,227
DaVita, Inc.* (Healthcare - Services)	714	50,294
Deere & Co. (Machinery-Diversified)	1,530	130,219
Delphi Automotive PLC (Auto Parts & Equipment)	1,122	74,950
Delta Air Lines, Inc. (Airlines)	3,519	131,821
Denbury Resources, Inc. (Oil & Gas)	1,479	25,069
DENTSPLY International, Inc. (Healthcare - Products)	612	28,409
Devon Energy Corp. (Oil & Gas)	1,581	119,366
Diamond Offshore Drilling, Inc. (Oil & Gas)	306	14,318
DIRECTV* - Class A (Media)	1,938	166,765
Discover Financial Services (Diversified Financial Services)	1,938	118,334
Discovery Communications, Inc.* - Class A (Media)	918	78,223
Dollar General Corp.* (Retail)	1,275	70,418
Dollar Tree, Inc.* (Retail)	867	47,225
Dominion Resources, Inc. (Electric)	2,397	162,133
Dover Corp. (Miscellaneous Manufacturing)	714	61,233
Dr. Pepper Snapple Group, Inc. (Beverages)	816	47,948
DTE Energy Co. (Electric)	714	52,707
Duke Energy Corp. (Electric)	2,958	213,361
Dun & Bradstreet Corp. (Software)	153	16,835
E*TRADE Financial Corp.* (Diversified Financial Services)	1,173	24,656
E.I. du Pont de Nemours & Co. (Chemicals)	3,825	245,986
Eastman Chemical Co. (Chemicals)	612	48,213
Eaton Corp. (Miscellaneous Manufacturing)	1,989	135,093
eBay, Inc.* (Internet)	4,743	250,430
Ecolab, Inc. (Chemicals)	1,122	121,771
Edison International (Electric)	1,377	75,460
Edwards Lifesciences Corp.* (Healthcare - Products)	459	41,425
Electronic Arts, Inc.* (Software)	1,326	44,554
Eli Lilly & Co. (Pharmaceuticals)	4,080	249,125
EMC Corp. (Computers)	8,517	249,548
Emerson Electric Co. (Electrical Components & Equipment)	2,907	185,030
Ensco PLCADR - Class A (Oil & Gas)	969	49,080
Entergy Corp. (Electric)	765	55,715
EOG Resources, Inc. (Oil & Gas)	2,244	245,583
EQT Corp. (Oil & Gas)	612	57,418
Equifax, Inc. (Commercial Services)	510	38,806
Equity Residential (REIT)	1,377	89,023
Essex Property Trust, Inc. (REIT)	255	48,340
Exelon Corp. (Electric)	3,570	110,956
Expedia, Inc. (Internet)	408	32,403
Expeditors International of Washington, Inc. (Transportation)	816	35,235
Express Scripts Holding Co.* (Pharmaceuticals)	3,213	223,785
Exxon Mobil Corp. (Oil & Gas)	17,799	1,761,034
F5 Networks, Inc.* (Internet)	306	34,453
Facebook, Inc.* - Class A (Internet)	7,140	518,721
Family Dollar Stores, Inc. (Retail)	408	30,498
Fastenal Co. (Distribution/Wholesale)	1,122	49,761
FedEx Corp. (Transportation)	1,173	172,290

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares		Value
Fidelity National Information Services, Inc. (Software)	1,173		$66,157
Fifth Third Bancorp (Banks)	3,519		72,069
First Horizon National Corp. (Banks)	—	†	3
First Solar, Inc.* (Semiconductors)	306		19,312
FirstEnergy Corp. (Electric)	1,734		54,118
Fiserv, Inc.* (Software)	1,020		62,903
FLIR Systems, Inc. (Electronics)	612		20,367
Flowserve Corp. (Machinery-Diversified)	561		41,536
Fluor Corp. (Engineering & Construction)	663		48,313
FMC Corp. (Chemicals)	561		36,588
FMC Technologies, Inc.* (Oil & Gas Services)	969		58,915
Ford Motor Co. (Auto Manufacturers)	16,422		279,502
Fossil Group, Inc.* (Distribution/Wholesale)	204		19,992
Franklin Resources, Inc. (Diversified Financial Services)	1,683		91,134
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,335		161,348
Frontier Communications Corp. (Telecommunications)	4,182		27,392
GameStop Corp. - Class A (Retail)	459		19,264
Gannett Co., Inc. (Media)	918		30,037
Garmin, Ltd. (Electronics)	510		28,070
General Dynamics Corp. (Aerospace/Defense)	1,377		160,792
General Electric Co. (Miscellaneous Manufacturing)	41,616		1,046,642
General Growth Properties, Inc. (REIT)	2,142		50,059
General Mills, Inc. (Food)	2,550		127,883
General Motors Co. (Auto Manufacturers)	5,457		184,556
Genuine Parts Co. (Distribution/Wholesale)	612		50,686
Genworth Financial, Inc.* - Class A (Insurance)	2,040		26,724
Gilead Sciences, Inc.* (Biotechnology)	6,375		583,631
Google, Inc.* - Class A (Internet)	1,173		679,811
Google, Inc.* - Class C (Internet)	1,173		670,486
Graham Holdings Co. - Class B (Media)	51		34,973
H & R Block, Inc. (Commercial Services)	1,122		36,050
Halliburton Co. (Oil & Gas Services)	3,519		242,776
Harley-Davidson, Inc. (Leisure Time)	918		56,751
Harman International Industries, Inc. (Home Furnishings)	306		33,216
Harris Corp. (Telecommunications)	459		31,336
Hartford Financial Services Group, Inc. (Insurance)	1,887		64,460
Hasbro, Inc. (Toys/Games/Hobbies)	459		22,932
HCP, Inc. (REIT)	1,887		78,367
Health Care REIT, Inc. (REIT)	1,275		81,128
Helmerich & Payne, Inc. (Oil & Gas)	459		48,773
Hess Corp. (Oil & Gas)	1,071		106,008
Hewlett-Packard Co. (Computers)	7,752		276,049
Honeywell International, Inc. (Electronics)	3,264		299,733
Hormel Foods Corp. (Food)	561		25,391
Hospira, Inc.* (Healthcare - Products)	714		39,606
Host Hotels & Resorts, Inc. (REIT)	3,162		68,742
Hudson City Bancorp, Inc. (Savings & Loans)	1,989		19,393
Humana, Inc. (Healthcare - Services)	663		78,002
Huntington Bancshares, Inc. (Banks)	3,417		33,555
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,581		130,227
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,020		59,966
Integrys Energy Group, Inc. (Electric)	357		23,405
Intel Corp. (Semiconductors)	20,655		699,997
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	459		88,229
International Business Machines Corp. (Computers)	3,927		752,688
International Flavors & Fragrances, Inc. (Chemicals)	357		36,053
International Paper Co. (Forest Products & Paper)	1,785		84,788
Intuit, Inc. (Software)	1,173		96,151
Intuitive Surgical, Inc.* (Healthcare - Products)	153		70,005
Invesco, Ltd. (Diversified Financial Services)	1,785		67,170
Iron Mountain, Inc. (Commercial Services)	714		23,926
J.P. Morgan Chase & Co. (Banks)	15,708		905,880
Jabil Circuit, Inc. (Electronics)	765		15,269
Jacobs Engineering Group, Inc.* (Engineering & Construction)	561		28,504
Johnson & Johnson (Pharmaceuticals)	11,730		1,174,055
Johnson Controls, Inc. (Auto Parts & Equipment)	2,754		130,099
Joy Global, Inc. (Machinery - Construction & Mining)	408		24,178
Juniper Networks, Inc.* (Telecommunications)	1,989		46,821
Kansas City Southern Industries, Inc. (Transportation)	459		50,059
Kellogg Co. (Food)	1,071		64,078
Keurig Green Mountain, Inc. (Beverages)	510		60,833
KeyCorp (Banks)	3,672		49,719
Kimberly-Clark Corp. (Household Products/Wares)	1,581		164,218
Kimco Realty Corp. (REIT)	1,683		37,666
Kinder Morgan, Inc. (Pipelines)	2,754		99,089
KLA-Tencor Corp. (Semiconductors)	663		47,398
Kohls Corp. (Retail)	816		43,689
Kraft Foods Group, Inc. (Food)	2,448		131,176
Kroger Co. (Food)	2,091		102,417
L Brands, Inc. (Retail)	1,020		59,129
L-3 Communications Holdings, Inc. (Aerospace/Defense)	357		37,471
Laboratory Corp. of America Holdings* (Healthcare - Services)	357		37,017
Lam Research Corp. (Semiconductors)	663		46,410

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Legg Mason, Inc. (Diversified Financial Services)	408	$19,360
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	561	18,401
Lennar Corp. - Class A (Home Builders)	714	25,869
Leucadia National Corp. (Holding Companies - Diversified)	1,326	32,765
Lincoln National Corp. (Insurance)	1,071	56,110
Linear Technology Corp. (Semiconductors)	969	42,767
Lockheed Martin Corp. (Aerospace/Defense)	1,122	187,340
Loews Corp. (Insurance)	1,275	53,716
Lorillard, Inc. (Agriculture)	1,479	89,450
Lowe’s Cos., Inc. (Retail)	4,131	197,668
LyondellBasell Industries N.V. - Class A (Chemicals)	1,734	184,238
M&T Bank Corp. (Banks)	561	68,162
Macy’s, Inc. (Retail)	1,479	85,471
Marathon Oil Corp. (Oil & Gas)	2,805	108,694
Marathon Petroleum Corp. (Oil & Gas)	1,173	97,922
Marriott International, Inc. - Class A (Lodging)	919	59,437
Marsh & McLennan Cos., Inc. (Insurance)	2,295	116,517
Martin Marietta Materials (Building Materials)	255	31,679
Masco Corp. (Building Materials)	1,479	30,763
MasterCard, Inc. - Class A (Commercial Services)	4,182	310,095
Mattel, Inc. (Toys/Games/Hobbies)	1,428	50,587
McCormick & Co., Inc. (Food)	561	36,903
McDonald’s Corp. (Retail)	4,080	385,805
McGraw Hill Financial, Inc. (Commercial Services)	1,122	90,007
McKesson Corp. (Pharmaceuticals)	969	185,912
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	816	74,615
MeadWestvaco Corp. (Forest Products & Paper)	714	29,845
Medtronic, Inc. (Healthcare - Products)	4,131	255,049
Merck & Co., Inc. (Pharmaceuticals)	12,138	688,710
MetLife, Inc. (Insurance)	4,692	246,799
Michael Kors Holdings, Ltd.* (Apparel)	765	62,332
Microchip Technology, Inc. (Semiconductors)	816	36,736
Micron Technology, Inc.* (Semiconductors)	4,437	135,550
Microsoft Corp. (Software)	31,212	1,347,110
Mohawk Industries, Inc.* (Textiles)	255	31,816
Molson Coors Brewing Co. - Class B (Beverages)	663	44,772
Mondelez International, Inc. - Class A (Food)	7,038	253,367
Monsanto Co. (Chemicals)	2,193	248,006
Monster Beverage Corp.* (Beverages)	561	35,882
Moody’s Corp. (Commercial Services)	765	66,555
Morgan Stanley Dean Witter & Co. (Banks)	5,814	188,025
Motorola Solutions, Inc. (Telecommunications)	918	58,458
Murphy Oil Corp. (Oil & Gas)	714	44,361
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,530	75,536
Nabors Industries, Ltd. (Oil & Gas)	1,071	29,088
NASDAQ Stock Market, Inc. (Diversified Financial Services)	510	21,517
National Oilwell Varco, Inc. (Oil & Gas Services)	1,785	144,656
Navient Corp. (Diversified Financial Services)	1,734	29,825
Neilsen Holdings N.V. (Media)	1,275	58,790
NetApp, Inc. (Computers)	1,377	53,483
Netflix, Inc.* (Internet)	255	107,794
Newell Rubbermaid, Inc. (Housewares)	1,173	38,099
Newfield Exploration Co.* (Oil & Gas)	561	22,608
Newmont Mining Corp. (Mining)	2,091	52,087
News Corp.* - Class A (Media)	2,091	36,906
NextEra Energy, Inc. (Electric)	1,785	167,594
NIKE, Inc. - Class B (Apparel)	3,060	236,018
NiSource, Inc. (Gas)	1,326	49,964
Noble Corp. (Oil & Gas)	1,071	33,597
Noble Energy, Inc. (Oil & Gas)	1,479	98,339
Nordstrom, Inc. (Retail)	561	38,838
Norfolk Southern Corp. (Transportation)	1,275	129,617
Northeast Utilities System (Electric)	1,326	58,211
Northern Trust Corp. (Banks)	918	61,405
Northrop Grumman Corp. (Aerospace/Defense)	867	106,875
NRG Energy, Inc. (Electric)	1,377	42,632
Nucor Corp. (Iron/Steel)	1,326	66,592
NVIDIA Corp. (Semiconductors)	2,295	40,163
Occidental Petroleum Corp. (Oil & Gas)	3,264	318,925
Omnicom Group, Inc. (Advertising)	1,071	74,959
ONEOK, Inc. (Pipelines)	867	55,861
Oracle Corp. (Software)	14,229	574,709
O’Reilly Automotive, Inc.* (Retail)	459	68,850
Owens-Illinois, Inc.* (Packaging & Containers)	663	20,679
PACCAR, Inc. (Auto Manufacturers)	1,479	92,097
Pall Corp. (Miscellaneous Manufacturing)	459	35,559
Parker Hannifin Corp. (Miscellaneous Manufacturing)	612	70,349
Patterson Cos., Inc. (Healthcare - Products)	357	13,927
Paychex, Inc. (Software)	1,326	54,379
Peabody Energy Corp. (Coal)	1,122	17,021
Pentair PLC (Miscellaneous Manufacturing)	816	52,281
People’s United Financial, Inc. (Savings & Loans)	1,275	18,513
Pepco Holdings, Inc. (Electric)	1,020	27,387
PepsiCo, Inc. (Beverages)	6,273	552,651

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Electronics)	459	$21,215
Perrigo Co. PLC (Pharmaceuticals)	561	84,402
PetSmart, Inc. (Retail)	408	27,801
Pfizer, Inc. (Pharmaceuticals)	26,469	759,660
PG&E Corp. (Electric)	1,938	86,570
Philip Morris International, Inc. (Agriculture)	6,528	535,361
Phillips 66 (Oil & Gas)	2,346	190,284
Pinnacle West Capital Corp. (Electric)	459	24,552
Pioneer Natural Resources Co. (Oil & Gas)	612	135,534
Pitney Bowes, Inc. (Office/Business Equipment)	816	22,081
Plum Creek Timber Co., Inc. (REIT)	714	29,538
PNC Financial Services Group (Banks)	2,193	181,054
PPG Industries, Inc. (Chemicals)	561	111,280
PPL Corp. (Electric)	2,601	85,807
Praxair, Inc. (Chemicals)	1,224	156,843
Precision Castparts Corp. (Metal Fabricate/Hardware)	612	140,026
Priceline.com, Inc.* (Internet)	204	253,460
Principal Financial Group, Inc. (Insurance)	1,122	55,741
Procter & Gamble Co. (Cosmetics/Personal Care)	11,220	867,530
Progressive Corp. (Insurance)	2,244	52,599
Prologis, Inc. (REIT)	2,091	85,334
Prudential Financial, Inc. (Insurance)	1,938	168,548
Public Service Enterprise Group, Inc. (Electric)	2,091	73,540
Public Storage, Inc. (REIT)	612	105,025
PulteGroup, Inc. (Home Builders)	1,428	25,204
PVH Corp. (Retail)	357	39,334
QEP Resources, Inc. (Oil & Gas)	765	25,283
Qualcomm, Inc. (Semiconductors)	6,987	514,942
Quanta Services, Inc.* (Commercial Services)	918	30,744
Quest Diagnostics, Inc. (Healthcare - Services)	612	37,393
Ralph Lauren Corp. (Apparel)	255	39,744
Range Resources Corp. (Oil & Gas)	714	53,971
Raytheon Co. (Aerospace/Defense)	1,275	115,732
Red Hat, Inc.* (Software)	765	44,462
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	306	96,763
Regions Financial Corp. (Banks)	5,712	57,920
Republic Services, Inc. (Environmental Control)	1,122	42,557
Reynolds American, Inc. (Agriculture)	1,275	71,209
Robert Half International, Inc. (Commercial Services)	561	27,293
Rockwell Automation, Inc. (Machinery-Diversified)	561	62,641
Rockwell Collins, Inc. (Aerospace/Defense)	561	41,104
Roper Industries, Inc. (Machinery-Diversified)	408	58,781
Ross Stores, Inc. (Retail)	867	55,835
Rowan Cos. PLC - Class A (Oil & Gas)	510	15,565
Ryder System, Inc. (Transportation)	204	17,571
Safeway, Inc. (Food)	969	33,392
Salesforce.com, Inc.* (Software)	2,346	127,271
SanDisk Corp. (Computers)	918	84,190
SCANA Corp. (Electric)	612	31,139
Schlumberger, Ltd. (Oil & Gas Services)	5,406	585,957
Scripps Networks Interactive - Class A (Media)	459	37,826
Seagate Technology PLC (Computers)	1,377	80,692
Sealed Air Corp. (Packaging & Containers)	816	26,210
Sempra Energy (Gas)	969	96,619
Sherwin-Williams Co. (Chemicals)	357	73,624
Sigma-Aldrich Corp. (Chemicals)	510	51,214
Simon Property Group, Inc. (REIT)	1,275	214,443
Snap-on, Inc. (Hand/Machine Tools)	255	30,651
Southern Co. (Electric)	3,672	158,961
Southwest Airlines Co. (Airlines)	2,856	80,768
Southwestern Energy Co.* (Oil & Gas)	1,479	60,018
Spectra Energy Corp. (Pipelines)	2,805	114,781
St. Jude Medical, Inc. (Healthcare - Products)	1,173	76,468
Stanley Black & Decker, Inc. (Hand/Machine Tools)	663	57,979
Staples, Inc. (Retail)	2,703	31,328
Starbucks Corp. (Retail)	3,111	241,662
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	816	62,701
State Street Corp. (Banks)	1,785	125,735
Stericycle, Inc.* (Environmental Control)	357	42,001
Stryker Corp. (Healthcare - Products)	1,224	97,638
SunTrust Banks, Inc. (Banks)	2,193	83,444
Symantec Corp. (Internet)	2,856	67,573
Sysco Corp. (Food)	2,448	87,369
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,071	83,174
Target Corp. (Retail)	2,652	158,033
TE Connectivity, Ltd. (Electronics)	1,683	104,160
TECO Energy, Inc. (Electric)	969	16,919
Tenet Healthcare Corp.* (Healthcare - Services)	408	21,530
Teradata Corp.* (Computers)	663	27,952
Tesoro Petroleum Corp. (Oil & Gas)	561	34,524
Texas Instruments, Inc. (Semiconductors)	4,488	207,570
Textron, Inc. (Miscellaneous Manufacturing)	1,173	42,662
The ADT Corp. (Commercial Services)	714	24,847
The AES Corp. (Electric)	2,754	40,236
The Charles Schwab Corp. (Diversified Financial Services)	4,845	134,449
The Chubb Corp. (Insurance)	1,020	88,444
The Dow Chemical Co. (Chemicals)	4,998	255,248
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,071	78,676

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Retail)	1,071	$42,958
The Goldman Sachs Group, Inc. (Banks)	1,734	299,757
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,122	28,241
The Hershey Co. (Food)	612	53,948
The Home Depot, Inc. (Retail)	5,661	457,693
The Interpublic Group of Cos., Inc. (Advertising)	1,734	34,177
The JM Smucker Co. - Class A (Food)	408	40,653
The Macerich Co. (REIT)	561	36,471
The Mosaic Co. (Chemicals)	1,326	61,142
The Travelers Cos., Inc. (Insurance)	1,428	127,892
The Williams Cos., Inc. (Pipelines)	2,856	161,735
Thermo Fisher Scientific, Inc. (Electronics)	1,632	198,288
Tiffany & Co. (Retail)	459	44,803
Time Warner Cable, Inc. (Media)	1,173	170,202
Time Warner, Inc. (Media)	3,672	304,849
TJX Cos., Inc. (Retail)	2,907	154,914
Torchmark Corp. (Insurance)	510	26,897
Total System Services, Inc. (Commercial Services)	714	22,848
Tractor Supply Co. (Retail)	561	34,877
Transocean, Ltd. (Oil & Gas)	1,428	57,606
TripAdvisor, Inc.* (Internet)	459	43,532
Twenty-First Century Fox, Inc. - Class A (Media)	7,956	252,047
Tyco International, Ltd. (Electronics)	1,938	83,625
Tyson Foods, Inc. - Class A (Food)	1,122	41,750
U.S. Bancorp (Banks)	7,548	317,242
Under Armour, Inc.* - Class A (Apparel)	663	44,255
Union Pacific Corp. (Transportation)	3,774	371,021
United Parcel Service, Inc. - Class B (Transportation)	2,907	282,240
United Technologies Corp. (Aerospace/Defense)	3,519	370,024
UnitedHealth Group, Inc. (Healthcare - Services)	4,080	330,685
UnumProvident Corp. (Insurance)	1,071	36,767
Urban Outfitters, Inc.* (Retail)	408	14,578
V.F. Corp. (Apparel)	1,428	87,494
Valero Energy Corp. (Oil & Gas)	2,193	111,404
Varian Medical Systems, Inc.* (Healthcare - Products)	408	33,517
Ventas, Inc. (REIT)	1,224	77,724
VeriSign, Inc.* (Internet)	510	27,566
Verizon Communications, Inc. (Telecommunications)	17,187	866,569
Vertex Pharmaceuticals, Inc.* (Biotechnology)	969	86,154
Viacom, Inc. - Class B (Media)	1,632	134,917
Visa, Inc. - Class A (Diversified Financial Services)	2,091	441,222
Vornado Realty Trust (REIT)	714	75,698
Vulcan Materials Co. (Building Materials)	561	35,416
W.W. Grainger, Inc. (Distribution/Wholesale)	255	59,963
Walgreen Co. (Retail)	3,621	249,016
Wal-Mart Stores, Inc. (Retail)	6,681	491,589
Walt Disney Co. (Media)	6,681	573,764
Waste Management, Inc. (Environmental Control)	1,785	80,129
Waters Corp.* (Electronics)	357	36,928
WellPoint, Inc. (Healthcare - Services)	1,173	128,807
Wells Fargo & Co. (Banks)	19,890	1,012,402
Western Digital Corp. (Computers)	867	86,553
Western Union Co. (Commercial Services)	2,244	39,203
Weyerhaeuser Co. (REIT)	2,193	68,685
Whirlpool Corp. (Home Furnishings)	306	43,648
Whole Foods Market, Inc. (Food)	1,530	58,477
Windstream Holdings, Inc. (Telecommunications)	2,499	28,639
Wisconsin Energy Corp. (Electric)	918	40,006
Wyndham Worldwide Corp. (Lodging)	510	38,531
Wynn Resorts, Ltd. (Lodging)	357	76,112
Xcel Energy, Inc. (Electric)	2,091	64,403
Xerox Corp. (Office/Business Equipment)	4,539	60,187
Xilinx, Inc. (Semiconductors)	1,122	46,148
XL Group PLC (Insurance)	1,122	36,173
Xylem, Inc. (Machinery-Diversified)	765	26,997
Yahoo!, Inc.* (Internet)	3,876	138,800
YUM! Brands, Inc. (Retail)	1,836	127,418
Zimmer Holdings, Inc. (Healthcare - Products)	714	71,450
Zions Bancorp (Banks)	765	22,047
Zoetis, Inc. (Pharmaceuticals)	2,091	68,815
TOTAL COMMON STOCKS (Cost $48,810,538)		71,146,819

Repurchase Agreements(a)(b)(30.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%-0.05%, dated 7/31/14, due 8/1/14, total to be received $33,287,033	$33,287,000	$33,287,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,287,000)		33,287,000

TOTAL INVESTMENT SECURITIES (Cost $82,097,538) - 95.7%		104,433,819
Net other assets (liabilities) - 4.3%		4,720,254

NET ASSETS - 100.0%		$109,154,073

†                                         Number of shares is less than 0.50

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $17,865,000.

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	90	9/22/14	$8,662,500	$(102,079)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/14	0.52%	$27,403,833	$(431,975)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/14	0.43%	17,529,525	(428,275)
				44,933,358	$(860,250)

S&P 500	UBS AG	8/27/14	0.47%	69,887,723	(1,451,735)
SPDR S&P 500 ETF	UBS AG	8/27/14	0.47%	23,603,263	(568,142)
				93,490,986	(2,019,877)

				$138,424,344	$(2,880,127)

^                                Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

UltraBull ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$109,136	0.1%
Aerospace/Defense	1,357,284	1.2%
Agriculture	1,156,876	1.1%
Airlines	212,589	0.2%
Apparel	469,843	0.4%
Auto Manufacturers	556,156	0.5%
Auto Parts & Equipment	293,610	0.3%
Banks	5,284,069	4.8%
Beverages	1,520,191	1.4%
Biotechnology	1,916,462	1.8%
Building Materials	97,858	0.1%
Chemicals	1,822,941	1.7%
Coal	54,637	0.1%
Commercial Services	951,147	0.9%
Computers	4,377,833	4.0%
Cosmetics/Personal Care	1,199,339	1.1%
Distribution/Wholesale	180,402	0.2%
Diversified Financial Services	1,836,779	1.7%
Electric	1,912,204	1.8%
Electrical Components & Equipment	234,694	0.2%
Electronics	967,014	0.9%
Engineering & Construction	76,817	0.1%
Environmental Control	164,687	0.2%
Food	1,140,865	1.0%
Forest Products & Paper	114,633	0.1%
Gas	216,330	0.2%
Hand/Machine Tools	88,630	0.1%
Healthcare - Products	1,307,216	1.2%
Healthcare - Services	899,420	0.8%
Holding Companies - Diversified	32,765	NM
Home Builders	75,354	0.1%
Home Furnishings	76,864	0.1%
Household Products/Wares	227,784	0.2%
Housewares	38,099	NM
Insurance	2,909,865	2.7%
Internet	3,303,904	3.0%
Iron/Steel	83,873	0.1%
Leisure Time	123,251	0.1%
Lodging	236,781	0.2%
Machinery - Construction & Mining	286,229	0.3%
Machinery-Diversified	419,698	0.4%
Media	2,602,501	2.4%
Metal Fabricate/Hardware	140,026	0.1%
Mining	292,845	0.3%
Miscellaneous Manufacturing	2,203,494	2.0%
Office/Business Equipment	82,268	0.1%
Oil & Gas	5,854,396	5.3%
Oil & Gas Services	1,216,537	1.1%
Packaging & Containers	97,172	0.1%
Pharmaceuticals	5,134,029	4.7%
Pipelines	431,466	0.4%
Real Estate	36,175	NM
REIT	1,571,975	1.4%
Retail	4,198,097	3.8%
Savings & Loans	37,906	NM
Semiconductors	2,208,922	2.0%
Software	2,813,067	2.6%
Telecommunications	2,562,035	2.3%
Textiles	31,816	NM
Toys/Games/Hobbies	73,519	0.1%
Transportation	1,224,444	1.1%
Other **	38,007,254	34.8%
Total	$109,154,073	100.0%

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks (60.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	1,085	$5,555
1st United Bancorp, Inc. (Banks)	930	7,766
22nd Century Group, Inc.* (Agriculture)	1,860	4,445
8x8, Inc.* (Telecommunications)	2,170	17,534
AAON, Inc. (Building Materials)	930	18,247
AAR Corp. (Aerospace/Defense)	930	25,017
Abaxis, Inc. (Healthcare - Products)	465	22,046
ABIOMED, Inc.* (Healthcare - Products)	930	23,808
ABM Industries, Inc. (Commercial Services)	1,240	30,516
Abraxas Petroleum Corp.* (Oil & Gas)	2,170	11,067
Acacia Research Corp. (Investment Companies)	1,240	21,154
Acadia Healthcare Co., Inc.* (Healthcare - Services)	775	36,936
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,705	34,560
Acadia Realty Trust (REIT)	1,240	35,005
Accelerate Diagnostics, Inc.* (Healthcare - Products)	620	11,272
Acco Brands Corp.* (Household Products/Wares)	2,790	18,470
Accuray, Inc.* (Healthcare - Products)	1,860	14,638
Accuride Corp.* (Auto Parts & Equipment)	1,550	7,750
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	775	5,394
Aceto Corp. (Chemicals)	775	12,989
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,325	15,926
ACI Worldwide, Inc.* (Software)	2,325	43,571
Acorda Therapeutics, Inc.* (Biotechnology)	930	27,221
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,550	50,035
Actuate Corp.* (Software)	1,705	7,195
Acxiom Corp.* (Software)	1,705	31,236
ADTRAN, Inc. (Telecommunications)	1,240	27,578
Advanced Emissions Solutions, Inc.* (Environmental Control)	620	13,262
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	930	15,643
Advent Software, Inc. (Software)	1,085	35,219
Advisory Board Co.* (Commercial Services)	775	38,858
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	620	20,838
Aegion Corp.* (Engineering & Construction)	930	21,307
Aeropostale, Inc.* (Retail)	2,635	8,748
Affymetrix, Inc.* (Healthcare - Products)	1,860	15,996
AG Mortgage Investment Trust, Inc. (REIT)	775	14,214
Agenus, Inc.* (Biotechnology)	2,170	7,161
Air Methods Corp.* (Healthcare - Services)	775	38,944
Air Transport Services Group, Inc.* (Transportation)	1,395	10,700
Aircastle, Ltd. (Diversified Financial Services)	1,395	25,040
AK Steel Holding Corp.* (Iron/Steel)	3,100	28,210
Akorn, Inc.* (Pharmaceuticals)	1,395	47,331
Albany International Corp. - Class A (Machinery-Diversified)	620	22,221
Albany Molecular Research, Inc.* (Commercial Services)	620	11,805
Alexander & Baldwin, Inc. (Real Estate)	1,085	41,414
Alimera Sciences, Inc.* (Pharmaceuticals)	1,085	6,271
ALLETE, Inc. (Electric)	930	43,636
Alliance One International, Inc.* (Agriculture)	3,100	7,037
Allied Nevada Gold Corp.* (Mining)	2,945	9,218
ALON USA Energy, Inc. (Oil & Gas)	775	9,959
Alpha & Omega Semiconductor LT* (Semiconductors)	775	7,091
Alpha Natural Resources, Inc.* (Coal)	5,270	17,865
Altisource Residential Corp. (Real Estate)	1,240	28,756
Altra Holdings, Inc. (Machinery-Diversified)	620	19,437
AMAG Pharmaceuticals, Inc.* (Biotechnology)	620	11,836
Ambac Financial Group, Inc.* (Insurance)	930	21,074
Ambarella, Inc.* (Semiconductors)	620	17,738
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	620	14,037
Amedisys, Inc.* (Healthcare - Services)	775	15,640
American Assets Trust, Inc. (REIT)	775	26,575
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,550	28,505
American Capital Mortgage Investment Corp. (REIT)	1,240	24,713
American Eagle Energy Corp.* (Oil & Gas)	1,240	7,973
American Eagle Outfitters, Inc. (Retail)	4,030	42,960
American Equity Investment Life Holding Co. (Insurance)	1,550	34,317
American Realty Capital Healthcare Trust, Inc. (REIT)	3,565	38,039
American Residential Properties, Inc.* (REIT)	775	14,043
American Software, Inc. - Class A (Software)	775	7,215
American States Water Co. (Water)	930	28,412
American Vanguard Corp. (Chemicals)	775	9,835
Ameris Bancorp* (Banks)	620	13,541
Amkor Technology, Inc.* (Semiconductors)	2,015	17,833
AMN Healthcare Services, Inc.* (Commercial Services)	1,240	16,244
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	7,477
AmSurg Corp.* (Healthcare - Services)	775	37,014
AmTrust Financial Services, Inc. (Insurance)	620	26,437
Amyris, Inc.* (Energy-Alternate Sources)	1,395	5,245
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	775	12,904
Angie’s List, Inc.* (Internet)	1,085	9,038
AngioDynamics, Inc.* (Healthcare - Products)	775	11,315

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Anixter International, Inc. (Telecommunications)	620	$53,301
ANN, Inc.* (Retail)	930	34,178
Antares Pharma, Inc.* (Pharmaceuticals)	3,565	7,273
Anworth Mortgage Asset Corp. (REIT)	3,100	15,748
Apogee Enterprises, Inc. (Building Materials)	620	20,119
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,085	17,978
Apollo Residential Mortgage, Inc. (REIT)	775	12,633
Applied Industrial Technologies, Inc. (Machinery-Diversified)	930	45,068
Applied Micro Circuits Corp.* (Semiconductors)	1,860	15,531
Approach Resources, Inc.* (Oil & Gas)	930	19,567
Aratana Therapeutics, Inc.* (Pharmaceuticals)	775	8,936
ARC Document Solutions, Inc.* (Commercial Services)	1,395	7,603
ArcBest Corp. (Transportation)	620	19,673
Arch Coal, Inc. (Coal)	5,115	15,192
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,805	22,247
Ares Commercial Real Estate Corp. (REIT)	775	9,471
Argo Group International Holdings, Ltd. (Insurance)	620	30,882
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,720	21,427
ARMOUR Residential REIT, Inc. (REIT)	7,750	32,628
Array BioPharma, Inc.* (Pharmaceuticals)	3,255	13,020
Arrowhead Research Corp.* (Commercial Services)	1,240	15,686
Aruba Networks, Inc.* (Telecommunications)	2,325	41,525
Asbury Automotive Group, Inc.* (Retail)	620	41,869
Ashford Hospitality Prime, Inc. (REIT)	775	12,904
Ashford Hospitality Trust (REIT)	1,705	19,625
Aspen Technology, Inc.* (Software)	1,860	80,798
Associated Estates Realty Corp. (REIT)	1,395	24,650
Astoria Financial Corp. (Savings & Loans)	2,015	25,953
Atlantic Power Corp. (Electric)	3,255	12,271
Atlas Air Worldwide Holdings, Inc.* (Transportation)	620	21,216
Atricure, Inc.* (Healthcare - Products)	775	12,764
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,085	21,722
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,720	19,381
AVG Technologies N.V.* (Software)	930	15,810
Avista Corp. (Electric)	1,240	38,477
Axcelis Technologies, Inc.* (Semiconductors)	4,030	7,053
Axiall Corp. (Chemicals)	1,395	59,748
AZZ, Inc. (Miscellaneous Manufacturing)	620	27,057
B&G Foods, Inc. - Class A (Food)	1,085	30,456
Balchem Corp. (Chemicals)	620	31,000
Baltic Trading, Ltd. (Transportation)	1,550	7,890
Banc of California, Inc. (Savings & Loans)	930	11,039
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	775	23,010
Bancorp, Inc.* (Banks)	930	8,835
BancorpSouth, Inc. (Banks)	2,015	42,053
Bank Mutual Corp. (Savings & Loans)	1,550	9,347
Bank of the Ozarks, Inc. (Banks)	1,705	52,463
Bankrate, Inc.* (Internet)	1,550	26,133
Barnes & Noble, Inc.* (Retail)	930	19,363
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,085	37,161
Basic Energy Services, Inc.* (Oil & Gas Services)	775	18,592
Bazaarvoice, Inc.* (Internet)	1,395	10,337
BBCN Bancorp, Inc. (Banks)	1,705	25,609
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,085	29,989
Beazer Homes USA, Inc.* (Home Builders)	620	9,517
bebe Stores, Inc. (Retail)	1,705	4,791
Belden, Inc. (Electrical Components & Equipment)	930	63,147
Belmond, Ltd.* (Lodging)	2,170	26,908
Benchmark Electronics, Inc.* (Electronics)	1,240	29,946
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	775	10,137
Berkshire Hills Bancorp, Inc. (Savings & Loans)	620	14,985
Berry Plastics Group, Inc.* (Packaging & Containers)	1,860	45,179
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,875	30,341
Bill Barrett Corp.* (Oil & Gas)	1,085	26,051
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,705	21,347
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	1,085	13,834
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,635	6,008
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	620	19,462
BioScrip, Inc.* (Pharmaceuticals)	1,705	12,770
Biotelemetry, Inc.* (Healthcare - Products)	930	6,696
Biotime, Inc.* (Biotechnology)	2,170	5,512
BJ’s Restaurants, Inc.* (Retail)	620	21,247
Black Diamond, Inc.* (Leisure Time)	775	6,805
Black Hills Corp. (Electric)	930	49,020
Blackbaud, Inc. (Software)	930	34,140
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	1,085	30,749
Bloomin Brands, Inc.* (Retail)	1,705	33,401
Blount International, Inc.* (Miscellaneous Manufacturing)	1,240	16,194
Blucora, Inc.* (Internet)	1,085	18,521
Bob Evans Farms, Inc. (Retail)	620	29,456
Boingo Wireless, Inc.* (Internet)	930	5,682
Boise Cascade Co.* (Building Materials)	930	26,180
Bonanza Creek Energy, Inc.* (Oil & Gas)	775	43,447

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Boston Private Financial Holdings, Inc. (Banks)	1,860	$23,213
Bottomline Technologies, Inc.* (Software)	930	26,328
Boulder Brands, Inc.* (Food)	1,395	15,833
Boyd Gaming Corp.* (Lodging)	1,860	20,460
BPZ Resources, Inc.* (Oil & Gas)	3,410	8,934
Brady Corp. - Class A (Electronics)	1,085	28,373
Briggs & Stratton Corp. (Machinery-Diversified)	1,085	19,888
Bright Horizons Family Solutions, Inc.* (Commercial Services)	620	25,773
Brightcove, Inc.* (Internet)	930	5,534
Bristow Group, Inc. (Transportation)	775	55,312
BroadSoft, Inc.* (Internet)	775	18,910
Brookline Bancorp, Inc. (Savings & Loans)	1,705	15,396
Brooks Automation, Inc. (Semiconductors)	1,705	17,357
Brown Shoe Co., Inc. (Retail)	930	26,217
Brunswick Corp. (Leisure Time)	1,860	75,014
Builders FirstSource, Inc.* (Building Materials)	1,395	8,286
Burlington Stores, Inc.* (Retail)	620	20,293
C&J Energy Services, Inc.* (Oil & Gas Services)	930	27,863
Cabot Microelectronics Corp.* (Semiconductors)	620	24,918
CACI International, Inc.* - Class A (Computers)	465	32,080
Caesars Acquisition Co.* - Class A (Investment Companies)	1,240	14,260
Caesars Entertainment Corp.* (Lodging)	1,240	19,840
Calamp Corp.* (Telecommunications)	930	15,819
Calgon Carbon Corp.* (Environmental Control)	1,240	26,288
California Water Service Group (Water)	1,085	24,705
Calix, Inc.* (Telecommunications)	1,240	11,520
Callaway Golf Co. (Leisure Time)	2,015	15,314
Callidus Software, Inc.* (Software)	1,240	13,293
Callon Petroleum Co. (Oil & Gas)	1,085	10,720
Cambrex Corp.* (Biotechnology)	775	16,329
Campus Crest Communities, Inc. (REIT)	1,705	13,640
Cantel Medical Corp. (Healthcare - Products)	775	25,986
Capital Bank Financial Corp.* - Class A (Banks)	620	14,124
Capital Senior Living Corp.* (Healthcare - Services)	775	19,096
Capitol Federal Financial, Inc. (Savings & Loans)	3,100	36,270
Capstead Mortgage Corp. (REIT)	2,170	27,863
Capstone Turbine Corp.* (Electrical Components & Equipment)	8,680	12,065
Cardinal Financial Corp. (Banks)	775	13,687
Cardiovascular System, Inc.* (Healthcare - Products)	620	16,740
Cardtronics, Inc.* (Commercial Services)	930	35,861
Career Education Corp.* (Commercial Services)	2,015	10,297
CareTrust REIT, Inc.* (REIT)	620	10,577
Carmike Cinemas, Inc.* (Entertainment)	620	19,493
Carrizo Oil & Gas, Inc.* (Oil & Gas)	930	57,111
Carrols Restaurant Group, Inc.* (Retail)	1,240	9,312
Cascade Bancorp* (Banks)	1,240	6,721
Casella Waste System, Inc.* - Class A (Environmental Control)	1,395	6,584
Casey’s General Stores, Inc. (Retail)	775	51,282
Cash America International, Inc. (Retail)	620	27,522
Cathay Bancorp, Inc. (Banks)	1,705	43,631
Cavium, Inc.* (Semiconductors)	1,085	50,614
CBIZ, Inc.* (Commercial Services)	1,240	10,118
Ceco Environmental Corp. (Environmental Control)	620	8,420
Cedar Realty Trust, Inc. (REIT)	2,170	13,671
Celadon Group, Inc. (Transportation)	620	13,169
Celldex Therapeutics, Inc.* (Biotechnology)	2,015	26,376
Cempra, Inc.* (Pharmaceuticals)	775	7,130
Centerstate Banks, Inc. (Banks)	1,085	11,306
Central European Media Enterprises, Ltd.* - Class A (Media)	2,635	6,904
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,240	11,569
Century Aluminum Co.* (Mining)	1,240	23,312
Cenveo, Inc.* (Commercial Services)	2,015	6,791
Cepheid, Inc.* (Healthcare - Products)	1,395	52,508
Cerus Corp.* (Healthcare - Products)	2,325	8,184
CEVA, Inc.* (Semiconductors)	620	8,823
Chambers Street Properties (REIT)	5,115	39,795
Channeladvisor Corp.* (Internet)	465	10,662
Chart Industries, Inc.* (Machinery-Diversified)	620	47,151
Charter Financial Corp. (Savings & Loans)	775	8,486
Chatham Lodging Trust (REIT)	620	13,125
CHC Group, Ltd.* (Transportation)	1,085	7,812
Checkpoint Systems, Inc.* (Electronics)	1,085	13,280
Chegg, Inc.* (Internet)	1,860	11,960
Chemical Financial Corp. (Banks)	775	21,390
Chemocentryx, Inc.* (Pharmaceuticals)	1,240	6,820
Chemtura Corp.* (Chemicals)	2,015	46,869
Chesapeake Lodging Trust (REIT)	1,085	32,203
Chimerix, Inc.* (Pharmaceuticals)	620	14,086
Chiquita Brands International, Inc.* (Food)	1,240	11,892
Christopher & Banks Corp.* (Retail)	1,085	9,277
CIBER, Inc.* (Computers)	2,325	8,114
Ciena Corp.* (Telecommunications)	2,170	42,380
Cincinnati Bell, Inc.* (Telecommunications)	4,960	18,898
Cinedigm Corp.* - Class A (Internet)	2,790	6,333
Cirrus Logic, Inc.* (Semiconductors)	1,395	31,290
Citizens, Inc.* (Insurance)	1,395	9,402
Civeo Corp.* (Commercial Services)	2,015	51,181
Clarcor, Inc. (Miscellaneous Manufacturing)	1,085	64,352
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	1,705	16,982

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Clearwater Paper Corp.* (Forest Products & Paper)	465	$31,434
Cleco Corp. (Electric)	1,240	69,117
Clifton Bancorp, Inc.* (Savings & Loans)	775	9,579
Cloud Peak Energy, Inc.* (Coal)	1,395	21,595
Clovis Oncology, Inc.* (Pharmaceuticals)	620	22,599
ClubCorp Holdings, Inc. (Leisure Time)	620	10,484
CNO Financial Group, Inc. (Insurance)	4,495	72,730
CoBiz Financial, Inc. (Banks)	1,085	12,282
Coeur d’Alene Mines Corp.* (Mining)	2,480	19,344
Cogent Communications Group, Inc. (Internet)	1,085	37,660
Cognex Corp.* (Machinery-Diversified)	1,705	69,871
Coherent, Inc.* (Electronics)	465	27,393
Cohu, Inc. (Semiconductors)	775	8,641
Colony Financial, Inc. (REIT)	2,015	44,632
Columbia Banking System, Inc. (Banks)	1,085	27,657
Comfort Systems USA, Inc. (Building Materials)	930	13,857
Commercial Metals Co. (Iron/Steel)	2,480	42,755
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	930	8,519
Community Bank System, Inc. (Banks)	930	32,764
CommVault Systems, Inc.* (Software)	930	44,659
Compuware Corp. (Software)	4,650	42,315
comScore, Inc.* (Internet)	775	28,047
Comstock Resources, Inc. (Oil & Gas)	1,085	25,671
Comverse, Inc.* (Telecommunications)	620	15,922
CONMED Corp. (Healthcare - Products)	620	24,180
Conn’s, Inc.* (Retail)	620	24,800
Consolidated Communications Holdings, Inc. (Telecommunications)	930	20,814
Constant Contact, Inc.* (Internet)	775	24,126
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	930	6,752
Convergys Corp. (Commercial Services)	2,170	42,076
Conversant, Inc.* (Internet)	1,395	32,601
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,395	40,302
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,325	5,557
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	465	21,948
Corenergy Infrastructure Trust (REIT)	1,085	8,647
CoreSite Realty Corp. (REIT)	465	15,187
Cornerstone OnDemand, Inc.* (Software)	1,085	45,396
Cousins Properties, Inc. (REIT)	4,185	51,810
Cowen Group, Inc.* - Class A (Diversified Financial Services)	3,100	12,400
Crawford & Co. (Insurance)	930	8,556
Cray, Inc.* (Computers)	930	24,664
Crocs, Inc.* (Apparel)	2,015	31,978
Cross Country Healthcare, Inc.* (Commercial Services)	1,085	7,801
Crown Media Holdings, Inc.* (Media)	1,705	5,763
CryoLife, Inc. (Healthcare - Products)	930	9,161
CSG Systems International, Inc. (Software)	775	20,181
CTI BioPharma Corp.* (Biotechnology)	3,875	10,036
CTS Corp. (Electronics)	775	13,477
CubeSmart (REIT)	2,945	53,627
Cubic Corp. (Aerospace/Defense)	465	20,395
CUI Global, Inc.* (Electronics)	775	4,813
Cumulus Media, Inc.* - Class A (Media)	3,255	16,861
Curtiss-Wright Corp. (Aerospace/Defense)	930	59,064
Customers Bancorp, Inc.* (Banks)	620	11,755
CVB Financial Corp. (Banks)	2,325	35,548
Cyan, Inc.* (Telecommunications)	1,395	5,371
Cyberonics, Inc.* (Healthcare - Products)	620	36,871
Cynosure, Inc.* - Class A (Healthcare - Products)	620	14,099
Cypress Semiconductor Corp. (Semiconductors)	3,410	34,475
CYS Investments, Inc. (REIT)	3,565	31,657
Cytokinetics, Inc.* (Biotechnology)	1,395	5,901
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,790	5,720
CytRx Corp.* (Biotechnology)	1,860	6,064
Daktronics, Inc. (Home Furnishings)	1,085	12,044
Dana Holding Corp. (Auto Parts & Equipment)	3,255	72,846
Darling International, Inc.* (Environmental Control)	3,410	63,835
DCT Industrial Trust, Inc. (REIT)	6,820	53,401
DealerTrack Holdings, Inc.* (Software)	1,085	40,763
Dean Foods Co. (Food)	2,015	30,870
del Frisco’s Restaurant Group* (Retail)	620	13,218
Delek US Holdings, Inc. (Oil & Gas)	1,240	36,233
Deluxe Corp. (Commercial Services)	1,085	59,685
Demand Media, Inc.* (Media)	1,550	8,417
Demandware, Inc.* (Software)	620	37,349
Dendreon Corp.* (Biotechnology)	4,650	9,626
Denny’s Corp.* (Retail)	2,170	14,865
DepoMed, Inc.* (Pharmaceuticals)	1,395	13,880
Derma Sciences, Inc.* (Pharmaceuticals)	775	7,502
Destination XL Group, Inc.* (Retail)	1,395	7,463
Dexcom, Inc.* (Healthcare - Products)	1,550	58,404
DHT Holdings, Inc. (Transportation)	1,860	12,313
Diamond Foods, Inc.* (Food)	620	16,653
Diamond Resorts International, Inc.* (Leisure Time)	775	19,344
Diamondback Energy, Inc.* (Oil & Gas)	775	63,727
DiamondRock Hospitality Co. (REIT)	4,030	49,408
Dice Holdings, Inc.* (Internet)	1,240	11,358
Digi International, Inc.* (Software)	930	7,682
Digital River, Inc.* (Software)	930	13,290
DigitalGlobe, Inc.* (Telecommunications)	1,550	40,532
Dime Community Bancshares, Inc. (Savings & Loans)	930	14,062
Diodes, Inc.* (Semiconductors)	775	19,763
Dorman Products, Inc.* (Auto Parts & Equipment)	620	26,896
Dot Hill Systems Corp.* (Computers)	2,015	7,919

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Douglas Dynamics, Inc. (Auto Parts & Equipment)	620	$10,354
Drew Industries, Inc. (Building Materials)	465	20,925
DSP Group, Inc.* (Semiconductors)	775	6,874
DuPont Fabros Technology, Inc. (REIT)	1,395	38,237
Dyax Corp.* (Pharmaceuticals)	3,100	29,202
Dycom Industries, Inc.* (Engineering & Construction)	775	21,793
Dynavax Technologies Corp.* (Biotechnology)	7,440	11,011
Dynegy, Inc.* (Electric)	2,015	53,498
Dynex Capital, Inc. (REIT)	1,550	12,865
E.W. Scripps Co.* - Class A (Media)	775	16,802
E2open, Inc.* (Software)	620	10,032
Eagle Bancorp, Inc.* (Banks)	620	20,652
EarthLink Holdings Corp. (Telecommunications)	2,945	11,603
EastGroup Properties, Inc. (REIT)	620	38,663
Ebix, Inc. (Software)	775	9,734
Echo Global Logistics, Inc.* (Transportation)	620	13,646
Education Management Corp.* (Commercial Services)	2,480	3,199
Education Realty Trust, Inc. (REIT)	2,635	27,826
El Paso Electric Co. (Electric)	930	34,271
Electro Scientific Industries, Inc. (Electronics)	930	5,561
Electronics for Imaging, Inc.* (Computers)	930	40,985
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	620	12,791
Ellie Mae, Inc.* (Diversified Financial Services)	620	17,806
EMCOR Group, Inc. (Engineering & Construction)	1,395	57,097
Emerald Oil, Inc.* (Oil & Gas)	1,550	11,377
Emergent Biosolutions, Inc.* (Biotechnology)	775	17,050
Empire District Electric Co. (Electric)	930	22,794
Empire State Realty Trust, Inc. - Class A (REIT)	2,015	32,724
Employers Holdings, Inc. (Insurance)	775	16,508
Emulex Corp.* (Semiconductors)	2,170	12,760
Encore Capital Group, Inc.* (Diversified Financial Services)	620	26,338
Encore Wire Corp. (Electrical Components & Equipment)	465	19,502
Endocyte, Inc.* (Biotechnology)	1,240	8,227
Endologix, Inc.* (Healthcare - Products)	1,550	21,932
Endurance International Group Holdings, Inc.* (Internet)	775	10,563
Energy Recovery, Inc.* (Environmental Control)	1,395	6,250
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,015	40,219
EnerNOC, Inc.* (Electric)	775	13,888
EnerSys (Electrical Components & Equipment)	930	58,990
Ennis, Inc. (Commercial Services)	775	10,990
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	465	31,815
Entegris, Inc.* (Semiconductors)	2,945	33,838
Entercom Communications Corp.* - Class A (Media)	775	7,324
Entravision Communications Corp. - Class A (Media)	1,705	9,531
Entropic Communications, Inc.* (Semiconductors)	2,790	7,784
Envestnet, Inc.* (Software)	775	33,798
Enzo Biochem, Inc.* (Biotechnology)	1,395	6,696
EPAM Systems, Inc.* (Computers)	775	29,962
EPIQ Systems, Inc. (Software)	930	13,411
EPR Properties (REIT)	1,085	58,481
Equity One, Inc. (REIT)	1,395	32,392
Era Group, Inc.* (Transportation)	465	12,462
ESCO Technologies, Inc. (Electronics)	620	20,801
Essent Group, Ltd.* (Insurance)	930	16,935
Esterline Technologies Corp.* (Aerospace/Defense)	620	67,301
Ethan Allen Interiors, Inc. (Home Furnishings)	620	14,210
Euronet Worldwide, Inc.* (Commercial Services)	1,085	54,293
EverBank Financial Corp. (Savings & Loans)	2,015	38,285
Evercore Partners, Inc. - Class A (Diversified Financial Services)	775	42,284
EVERTEC, Inc. (Commercial Services)	1,395	31,192
Exact Sciences Corp.* (Biotechnology)	1,860	29,035
ExamWorks Group, Inc.* (Commercial Services)	775	27,350
Exar Corp.* (Semiconductors)	1,085	10,449
Excel Trust, Inc. (REIT)	1,240	16,058
EXCO Resources, Inc. (Oil & Gas)	3,565	16,435
Exelixis, Inc.* (Biotechnology)	4,805	19,412
ExlService Holdings, Inc.* (Commercial Services)	775	21,739
Express, Inc.* (Retail)	1,860	28,942
Exterran Holdings, Inc. (Oil & Gas Services)	1,240	52,390
Extreme Networks, Inc.* (Telecommunications)	2,635	12,385
EZCORP, Inc.* - Class A (Retail)	1,240	12,140
F.N.B. Corp. (Banks)	3,565	43,850
Fabrinet* (Miscellaneous Manufacturing)	930	17,298
Fair Isaac Corp. (Software)	775	44,291
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,635	40,105
Fairpoint Communications, Inc.* (Telecommunications)	620	9,052
Federal Signal Corp. (Miscellaneous Manufacturing)	1,395	20,172
Federal-Mogul Corp.* (Auto Parts & Equipment)	775	12,354
FEI Co. (Electronics)	930	71,238
FelCor Lodging Trust, Inc. (REIT)	2,790	29,211

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Female Health Co. (Healthcare - Products)	1,085	$4,242
Ferro Corp.* (Chemicals)	1,705	21,381
Fiesta Restaurant Group, Inc.* (Retail)	620	28,136
Financial Engines, Inc. (Diversified Financial Services)	1,085	42,260
Finisar Corp.* (Telecommunications)	2,015	39,755
First American Financial Corp. (Insurance)	2,170	58,893
First Bancorp* (Banks)	2,635	13,544
First Busey Corp. (Banks)	2,015	11,183
First Cash Financial Services, Inc.* (Retail)	620	34,974
First Commonwealth Financial Corp. (Banks)	2,170	18,575
First Financial Bancorp (Banks)	1,395	22,794
First Financial Bankshares, Inc. (Banks)	1,395	40,985
First Industrial Realty Trust, Inc. (REIT)	2,325	41,966
First Merchants Corp. (Banks)	930	18,535
First Midwest Bancorp, Inc. (Banks)	1,705	27,621
First Potomac Realty Trust (REIT)	1,395	18,400
FirstMerit Corp. (Banks)	3,410	60,016
Five Below, Inc.* (Retail)	1,085	39,732
Five Star Quality Care, Inc.* (Healthcare - Services)	1,550	7,084
Flagstar BanCorp, Inc.* (Savings & Loans)	620	11,346
Fleetmatics Group PLC* (Computers)	775	24,482
Flotek Industries, Inc.* (Oil & Gas Services)	1,085	31,302
Fluidigm Corp.* (Electronics)	620	17,751
Flushing Financial Corp. (Savings & Loans)	775	14,400
Forest Oil Corp.* (Oil & Gas)	3,875	7,905
Forestar Group, Inc.* (Real Estate)	930	17,391
FormFactor, Inc.* (Semiconductors)	1,550	10,463
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,240	41,280
Forward Air Corp. (Transportation)	620	27,757
Francesca’s Holdings Corp.* (Retail)	1,085	13,866
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,085	39,765
Franklin Street Properties Corp. (REIT)	2,015	24,462
Fred’s, Inc. - Class A (Retail)	930	14,722
Fresh Del Monte Produce, Inc. (Food)	775	23,204
Frontline, Ltd.* (Transportation)	2,480	5,977
FTI Consulting, Inc.* (Commercial Services)	930	34,372
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	5,735	14,223
Fuller (H.B.) Co. (Chemicals)	1,085	48,445
Furmanite Corp.* (Metal Fabricate/Hardware)	1,085	9,928
FutureFuel Corp. (Energy-Alternate Sources)	620	9,771
FX Energy, Inc.* (Oil & Gas)	2,015	6,226
FXCM, Inc. (Diversified Financial Services)	1,085	14,778
Gain Capital Holdings, Inc. (Diversified Financial Services)	930	5,915
Galena Biopharma, Inc.* (Biotechnology)	3,410	9,684
GasLog, Ltd. (Transportation)	930	23,715
Gastar Exploration, Inc.* (Oil & Gas)	1,550	10,261
GenCorp, Inc.* (Aerospace/Defense)	1,395	24,761
Generac Holdings, Inc.* (Electrical Components & Equipment)	1,395	60,544
General Cable Corp. (Electrical Components & Equipment)	1,085	24,120
General Communication, Inc.* - Class A (Telecommunications)	1,085	11,978
Genesco, Inc.* (Retail)	465	35,466
GenMark Diagnostics, Inc.* (Healthcare - Products)	1,085	11,610
Gentherm, Inc.* (Auto Parts & Equipment)	775	32,433
Gentiva Health Services, Inc.* (Healthcare - Services)	775	14,028
Getty Realty Corp. (REIT)	620	11,389
GFI Group, Inc. (Diversified Financial Services)	2,635	11,937
Gibraltar Industries, Inc.* (Building Materials)	775	11,385
Gigamon, Inc.* (Telecommunications)	620	7,155
Glacier Bancorp, Inc. (Banks)	1,550	41,044
Glatfelter (Forest Products & Paper)	930	22,134
Glimcher Realty Trust (REIT)	3,100	33,294
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	620	9,412
Global Cash Access Holdings, Inc.* (Commercial Services)	1,705	14,271
Global Eagle Entertainment, Inc.* (Internet)	1,085	11,067
Globalstar, Inc.* (Telecommunications)	6,200	24,551
Globe Specialty Metals, Inc. (Mining)	1,395	26,547
Globus Med, Inc.* - Class A (Healthcare - Products)	1,395	31,108
Glu Mobile, Inc.* (Software)	2,480	13,913
Gogo, Inc.* (Telecommunications)	1,240	20,100
Gold Resource Corp. (Mining)	1,395	7,366
Goodrich Petroleum Corp.* (Oil & Gas)	775	14,927
Government Properties Income Trust (REIT)	1,240	28,954
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,635	22,134
Gramercy Property Trust, Inc. (REIT)	2,945	17,405
Grand Canyon Education, Inc.* (Commercial Services)	930	39,989
Granite Construction, Inc. (Engineering & Construction)	930	30,272
Graphic Packaging Holding Co.* (Packaging & Containers)	6,665	79,980
Gray Television, Inc.* (Media)	1,240	15,103
Great Lakes Dredge & Dock Co.* (Commercial Services)	1,705	12,310
Greatbatch, Inc.* (Healthcare - Products)	620	30,696
Green Dot Corp.* - Class A (Commercial Services)	775	13,942
Green Plains Renewable Energy (Energy-Alternate Sources)	775	29,055
Greenhill & Co., Inc. (Diversified Financial Services)	620	28,377

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Greenlight Capital Re, Ltd.* - Class A (Insurance)	620	$20,063
Griffon Corp. (Building Materials)	1,085	11,685
Group 1 Automotive, Inc. (Retail)	465	34,373
GSI Group, Inc.* (Electronics)	930	10,723
GT Advanced Technologies, Inc.* (Semiconductors)	2,790	38,613
GUESS?, Inc. (Retail)	1,395	36,284
Guidewire Software, Inc.* (Software)	1,395	56,497
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	620	23,727
H&E Equipment Services, Inc.* (Commercial Services)	775	28,040
Hackett Group, Inc. (Commercial Services)	1,085	6,510
Haemonetics Corp.* (Healthcare - Products)	1,085	38,593
Halcon Resources Corp.* (Oil & Gas)	5,580	33,201
Halozyme Therapeutics, Inc.* (Biotechnology)	2,325	22,646
Hampton Roads Bankshares, Inc.* (Banks)	2,790	4,604
Hancock Holding Co. (Banks)	1,705	55,310
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	775	24,529
Hanmi Financial Corp. (Banks)	775	16,368
Hannon Armstrong Sustainable I (Diversified Financial Services)	620	8,500
Harbinger Group, Inc. (Holding Companies - Diversified)	1,860	21,818
Harmonic, Inc.* (Telecommunications)	2,325	13,950
Harsco Corp. (Miscellaneous Manufacturing)	1,705	43,085
Harte-Hanks, Inc. (Advertising)	1,395	9,151
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	6
Harvest Natural Resources, Inc.* (Oil & Gas)	1,550	6,696
Hatteras Financial Corp. (REIT)	2,015	38,587
Haverty Furniture Cos., Inc. (Retail)	465	10,337
Hawaiian Holdings, Inc.* (Airlines)	1,085	15,114
Headwaters, Inc.* (Building Materials)	1,705	18,226
Healthcare Realty Trust, Inc. (REIT)	2,015	49,771
Healthcare Services Group, Inc. (Commercial Services)	1,550	40,516
HealthSouth Corp. (Healthcare - Services)	1,860	71,293
HealthStream, Inc.* (Internet)	620	15,475
Healthways, Inc.* (Healthcare - Services)	775	13,400
Heartland Express, Inc. (Transportation)	1,240	27,838
Heartland Payment Systems, Inc. (Commercial Services)	775	36,813
Hecla Mining Co. (Mining)	7,750	24,490
HEICO Corp. (Aerospace/Defense)	1,395	68,578
Helen of Troy, Ltd.* (Household Products/Wares)	620	33,251
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,170	55,183
Hercules Offshore, Inc.* (Oil & Gas)	4,030	14,226
Heritage Commerce Corp. (Banks)	775	6,200
Heritage Financial Corp. (Banks)	775	12,330
Heritage Oaks Bancorp* (Banks)	930	6,640
Herman Miller, Inc. (Office Furnishings)	1,240	36,258
Hersha Hospitality Trust (REIT)	4,495	29,712
HFF, Inc. - Class A (Real Estate)	775	26,319
Hibbett Sports, Inc.* (Retail)	620	30,944
Higher One Holdings, Inc.* (Diversified Financial Services)	1,705	7,127
Highwoods Properties, Inc. (REIT)	1,860	78,249
Hill International, Inc.* (Commercial Services)	1,085	5,219
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,395	41,920
Hilltop Holdings, Inc.* (Insurance)	1,550	31,775
HMS Holdings Corp.* (Commercial Services)	1,860	34,243
HNI Corp. (Office Furnishings)	930	32,866
Home Bancshares, Inc. (Banks)	1,085	32,615
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,550	33,169
HomeTrust Bancshares, Inc.* (Savings & Loans)	620	9,430
Horace Mann Educators Corp. (Insurance)	930	26,645
Horizon Pharma, Inc.* (Holding Companies - Diversified)	1,550	13,175
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	775	33,868
Horsehead Holding Corp.* (Mining)	2,635	49,353
Houghton Mifflin Harcourt Co.* (Media)	2,325	40,711
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,945	11,780
HSN, Inc. (Retail)	775	43,315
Hub Group, Inc.* - Class A (Transportation)	775	35,791
Hudson Pacific Properties, Inc. (REIT)	1,240	31,744
Huron Consulting Group, Inc.* (Commercial Services)	465	28,105
IBERIABANK Corp. (Banks)	620	40,678
ICG Group, Inc.* (Software)	930	15,736
Iconix Brand Group, Inc.* (Apparel)	930	39,274
IDACORP, Inc. (Electric)	1,085	58,101
Idenix Pharmaceuticals, Inc.* (Biotechnology)	2,480	60,562
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,325	5,882
iGATE Corp.* (Computers)	775	27,652
IGI Laboratories, Inc.* (Pharmaceuticals)	1,240	6,535
II-VI, Inc.* (Electronics)	1,240	17,013
Immersion Corp.* (Computers)	930	12,695
ImmunoGen, Inc.* (Biotechnology)	2,015	21,722
Immunomedics, Inc.* (Biotechnology)	2,635	8,537
Impax Laboratories, Inc.* (Pharmaceuticals)	1,550	36,254
Imperva, Inc.* (Software)	620	13,745
Incontact, Inc.* (Software)	1,550	12,385
Independent Bank Corp. (Banks)	620	22,636

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Independent Bank Corp./Mi (Banks)	775	$10,261
Infinera Corp.* (Telecommunications)	2,790	25,668
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	11,272
Infoblox, Inc.* (Software)	1,395	16,907
Information Services Group, Inc.* (Commercial Services)	1,395	6,096
Inland Real Estate Corp. (REIT)	2,015	20,835
InnerWorkings, Inc.* (Software)	1,085	8,843
Innophos Holdings, Inc. (Chemicals)	465	28,100
Innospec, Inc. (Chemicals)	620	24,930
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,550	15,655
Inphi Corp.* (Semiconductors)	775	11,827
Insight Enterprises, Inc.* (Computers)	930	24,431
Insmed, Inc.* (Biotechnology)	930	15,894
Insperity, Inc. (Commercial Services)	620	19,784
Insulet Corp.* (Healthcare - Products)	1,240	43,822
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	620	29,400
Integrated Device Technology, Inc.* (Semiconductors)	2,790	40,064
Integrated Silicon Solution, Inc. (Semiconductors)	775	11,331
Inteliquent, Inc. (Telecommunications)	930	9,867
Intelsat SA* (Telecommunications)	775	14,369
InterDigital, Inc. (Telecommunications)	930	41,004
Interface, Inc. (Office Furnishings)	1,550	24,568
InterMune, Inc.* (Biotechnology)	2,015	88,397
Internap Network Services Corp.* (Internet)	1,550	11,176
International Bancshares Corp. (Banks)	1,240	31,434
International Rectifier Corp.* (Semiconductors)	1,550	38,502
International Speedway Corp. - Class A (Entertainment)	620	18,798
Intersil Corp. - Class A (Semiconductors)	2,790	35,796
Interval Leisure Group, Inc. (Leisure Time)	930	19,697
Intevac, Inc.* (Machinery-Diversified)	930	5,896
Intralinks Holdings, Inc.* (Internet)	1,240	9,945
Intrepid Potash, Inc.* (Chemicals)	1,240	18,364
Intrexon Corp.* (Biotechnology)	775	17,120
Invacare Corp. (Healthcare - Products)	775	11,602
InvenSense, Inc.* (Electronics)	1,550	35,666
Invesco Mortgage Capital, Inc. (REIT)	2,635	44,742
Investment Technology Group, Inc.* (Diversified Financial Services)	930	17,010
Investors Bancorp, Inc. (Savings & Loans)	7,285	75,401
Investors Real Estate Trust (REIT)	2,480	21,130
ION Geophysical Corp.* (Oil & Gas Services)	3,410	12,788
Iridium Communications, Inc.* (Telecommunications)	2,015	16,483
iRobot Corp.* (Home Furnishings)	620	20,069
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,480	36,704
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,325	72,051
Isle of Capri Casinos, Inc.* (Entertainment)	930	7,356
iStar Financial, Inc.* (REIT)	1,860	26,747
Itron, Inc.* (Electronics)	775	27,885
ITT Educational Services, Inc.* (Commercial Services)	620	8,823
Ixia* (Telecommunications)	1,395	14,927
IXYS Corp. (Semiconductors)	775	8,851
j2 Global, Inc. (Computers)	930	45,496
Jack in the Box, Inc. (Retail)	775	44,321
Janus Capital Group, Inc. (Diversified Financial Services)	3,255	37,074
JetBlue Airways Corp.* (Airlines)	5,115	54,832
Jive Software, Inc.* (Software)	1,240	9,821
John Bean Technologies Corp. (Miscellaneous Manufacturing)	620	16,151
Journal Communications, Inc.* - Class A (Media)	1,240	13,491
K12, Inc.* (Commercial Services)	775	18,065
Kaman Corp. - Class A (Aerospace/Defense)	620	24,806
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,705	50,706
KB Home (Home Builders)	1,860	30,317
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,395	15,931
Kelly Services, Inc. - Class A (Commercial Services)	775	12,354
KEMET Corp.* (Electronics)	1,550	7,642
Kemper Corp. (Insurance)	930	32,187
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,550	36,270
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	2,015	30,326
Key Energy Services, Inc.* (Oil & Gas Services)	2,945	18,082
Kforce, Inc. (Commercial Services)	620	12,332
Kimball International, Inc. - Class B (Home Furnishings)	930	14,666
Kindred Healthcare, Inc. (Healthcare - Services)	1,240	29,636
Kite Realty Group Trust (REIT)	3,100	18,910
Knight Transportation, Inc. (Transportation)	1,240	29,710
Knightsbridge Tankers, Ltd. (Transportation)	930	10,602
Knoll, Inc. (Office Furnishings)	1,085	18,239
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,425	84,304
Kofax, Ltd.* (Software)	1,860	13,355
Kopin Corp.* (Semiconductors)	2,480	8,506
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	465	16,754
Korn/Ferry International* (Commercial Services)	1,085	31,921
Kraton Performance Polymers, Inc.* (Chemicals)	775	15,973
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,395	10,184
Krispy Kreme Doughnuts, Inc.* (Retail)	1,550	23,731

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Kronos Worldwide, Inc. (Chemicals)	620	$9,244
La Quinta Holdings, Inc.* (Lodging)	1,085	20,387
Laclede Group, Inc. (Gas)	775	36,410
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	3,100	9,703
Lakeland Bancorp, Inc. (Banks)	1,085	10,893
Landec Corp.* (Chemicals)	775	9,463
Lannett Co., Inc.* (Pharmaceuticals)	620	20,838
LaSalle Hotel Properties (REIT)	2,170	75,493
Lattice Semiconductor Corp.* (Semiconductors)	2,790	19,084
La-Z-Boy, Inc. (Home Furnishings)	1,240	26,090
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,705	12,310
Lee Enterprises, Inc.* (Media)	1,860	7,068
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	6,665	9,798
Lexington Realty Trust (REIT)	4,340	47,480
Libbey, Inc.* (Housewares)	620	16,145
Liberator Medical Holdings, Inc. (Pharmaceuticals)	1,550	4,821
Life Time Fitness, Inc.* (Leisure Time)	930	36,596
LifeLock, Inc.* (Commercial Services)	1,860	25,817
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	465	22,864
Limelight Networks, Inc.* (Internet)	2,325	5,975
Lionbridge Technologies, Inc.* (Internet)	1,860	10,658
Liquidity Services, Inc.* (Internet)	775	10,455
Lithia Motors, Inc. - Class A (Retail)	465	41,315
Littelfuse, Inc. (Electrical Components & Equipment)	465	40,417
LivePerson, Inc.* (Computers)	1,395	16,433
LogMeIn, Inc.* (Telecommunications)	620	25,240
Louisiana-Pacific Corp.* (Building Materials)	2,945	39,876
LSI Industries, Inc. (Building Materials)	930	6,640
LTC Properties, Inc. (REIT)	775	29,706
Lumber Liquidators Holdings, Inc.* (Retail)	620	33,616
Luminex Corp.* (Healthcare - Products)	930	16,926
M.D.C. Holdings, Inc. (Home Builders)	930	25,082
M/I Schottenstein Homes, Inc.* (Home Builders)	620	12,760
Macatawa Bank Corp. (Banks)	1,240	5,828
Mack-Cali Realty Corp. (REIT)	1,860	39,246
MacroGenics, Inc.* (Biotechnology)	620	12,586
Magellan Health Services, Inc.* (Healthcare - Services)	620	35,712
Magnum Hunter Resources Corp.* (Oil & Gas)	4,340	27,906
Maiden Holdings, Ltd. (Insurance)	1,240	14,235
Mainsource Financial Group, Inc. (Banks)	620	10,125
Manhattan Associates, Inc.* (Computers)	1,550	45,508
MannKind Corp.* (Pharmaceuticals)	4,805	40,169
ManTech International Corp. - Class A (Software)	620	16,740
Marchex, Inc. - Class B (Advertising)	930	10,230
Marin Software, Inc.* (Advertising)	775	7,107
MarineMax, Inc.* (Retail)	775	12,919
MarketAxess Holdings, Inc. (Diversified Financial Services)	775	43,578
Marketo, Inc.* (Internet)	620	16,957
Marriott Vacations Worldwide Corp.* (Entertainment)	620	35,681
Marten Transport, Ltd. (Transportation)	620	12,549
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,395	6,291
Masimo Corp.* (Healthcare - Products)	1,085	26,127
Masonite International Corp.* (Building Materials)	620	30,385
MasTec, Inc.* (Engineering & Construction)	1,395	37,930
Matador Resources Co.* (Oil & Gas)	1,550	41,912
Materion Corp. (Mining)	465	15,024
Matrix Service Co.* (Oil & Gas Services)	620	16,647
Matson, Inc. (Transportation)	930	25,064
Matthews International Corp. - Class A (Commercial Services)	620	26,964
MAXIMUS, Inc. (Commercial Services)	1,395	57,697
Maxlinear, Inc.* - Class A (Semiconductors)	930	8,816
Maxwell Technologies, Inc.* (Computers)	775	8,432
MB Financial, Inc. (Banks)	1,240	33,406
McDermott International, Inc.* (Oil & Gas Services)	5,115	37,340
McGrath Rentcorp (Commercial Services)	620	21,421
MDC Partners, Inc. - Class A (Advertising)	930	19,177
Meadowbrook Insurance Group, Inc. (Insurance)	1,550	9,347
MedAssets, Inc.* (Software)	1,395	29,630
Media General, Inc.* - Class A (Media)	1,240	24,998
Medical Properties Trust, Inc. (REIT)	3,565	47,985
Medidata Solutions, Inc.* (Software)	1,085	48,652
Mentor Graphics Corp. (Computers)	2,015	39,796
Mercury Computer Systems, Inc.* (Computers)	930	10,277
Meredith Corp. (Media)	775	35,588
Merge Healthcare, Inc.* (Healthcare - Products)	2,945	7,245
Meridian Bioscience, Inc. (Healthcare - Products)	930	18,330
Merit Medical Systems, Inc.* (Healthcare - Products)	1,085	13,931
Meritage Homes Corp.* (Home Builders)	775	29,683
Meritor, Inc.* (Auto Parts & Equipment)	2,170	27,277
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,325	13,741
Methode Electronics, Inc. (Electronics)	775	24,785
MGE Energy, Inc. (Electric)	775	29,156
MGIC Investment Corp.* (Insurance)	6,975	51,544
Micrel, Inc. (Semiconductors)	1,240	12,970
Microsemi Corp.* (Semiconductors)	2,015	48,319
Midstates Pete Co., Inc.* (Oil & Gas)	1,240	7,911
Millennial Media, Inc.* (Advertising)	2,325	8,021

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Miller Energy Resources, Inc.* (Oil & Gas)	1,240	$6,064
MiMedx Group, Inc.* (Healthcare - Products)	2,325	16,066
Minerals Technologies, Inc. (Chemicals)	775	45,004
MKS Instruments, Inc. (Semiconductors)	1,085	34,481
Mobile Mini, Inc. (Storage/Warehousing)	930	35,117
Modine Manufacturing Co.* (Auto Parts & Equipment)	1,085	14,940
ModusLink Global Solutions, Inc.* (Internet)	1,705	6,360
Molina Healthcare, Inc.* (Healthcare - Services)	620	25,327
Molycorp, Inc.* (Mining)	4,960	10,366
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,240	13,194
MoneyGram International, Inc.* (Commercial Services)	775	11,199
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,395	14,341
Monolithic Power Systems, Inc. (Semiconductors)	775	31,961
Monotype Imaging Holdings, Inc. (Software)	930	27,798
Monro Muffler Brake, Inc. (Commercial Services)	620	31,490
Monster Worldwide, Inc.* (Commercial Services)	2,325	15,113
Montpelier Re Holdings, Ltd. (Insurance)	930	27,463
Moog, Inc.* - Class A (Aerospace/Defense)	930	61,399
Morgans Hotel Group Co.* (Lodging)	1,085	8,083
Move, Inc.* (Internet)	1,085	15,845
MSA Safety, Inc. (Environmental Control)	620	32,103
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,240	34,509
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,565	27,629
Multimedia Games Holding Co., Inc.* (Entertainment)	775	18,693
Myers Industries, Inc. (Miscellaneous Manufacturing)	775	14,322
MYR Group, Inc.* (Engineering & Construction)	620	15,382
Nanometrics, Inc.* (Semiconductors)	620	9,647
NanoViricides, Inc.* (Pharmaceuticals)	1,550	6,293
National Bank Holdings Corp. (Holding Companies - Diversified)	930	18,423
National CineMedia, Inc. (Entertainment)	1,395	22,404
National General Holdings Corp. (Insurance)	930	16,191
National Health Investors, Inc. (REIT)	775	46,337
National Penn Bancshares, Inc. (Banks)	2,635	27,141
Natus Medical, Inc.* (Healthcare - Products)	775	22,297
Nautilus, Inc.* (Leisure Time)	930	9,263
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	5,425	7,215
Navigant Consulting Co.* (Commercial Services)	1,240	20,237
Navios Maritime Acquisition Corp. (Transportation)	2,635	8,432
Navios Maritime Holdings, Inc. (Transportation)	1,860	14,824
NBT Bancorp, Inc. (Banks)	930	21,734
NCI Building Systems, Inc.* (Building Materials)	775	12,989
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,790	29,435
Nelnet, Inc. - Class A (Diversified Financial Services)	465	19,172
Neogen Corp.* (Pharmaceuticals)	775	33,837
NeoStem, Inc.* (Healthcare - Services)	930	5,738
NETGEAR, Inc.* (Telecommunications)	775	24,265
NetScout Systems, Inc.* (Computers)	775	32,961
Neuralstem, Inc.* (Biotechnology)	2,170	6,206
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,705	23,154
NeuStar, Inc.* - Class A (Telecommunications)	1,240	34,546
New Jersey Resources Corp. (Gas)	930	47,504
New Media Investment Group, Inc.* (Internet)	775	11,672
New Residential Investment Corp. (REIT)	6,045	36,149
New York & Co., Inc.* (Retail)	1,550	5,224
New York Mortgage Trust, Inc. (REIT)	2,170	16,384
New York REIT, Inc. (REIT)	3,720	38,837
NewBridge Bancorp* (Banks)	1,085	8,127
Newpark Resources, Inc.* (Oil & Gas Services)	2,015	24,643
Newport Corp.* (Electronics)	930	16,098
NewStar Financial, Inc.* (Diversified Financial Services)	775	8,781
Nexstar Broadcasting Group, Inc. - Class A (Media)	620	28,886
NIC, Inc. (Internet)	1,550	26,149
NMI Holdings, Inc.* (Insurance)	1,240	12,388
Noranda Aluminum Holding Corp. (Mining)	1,860	8,221
North Atlantic Drilling, Ltd. (Oil & Gas)	1,705	16,624
Northern Oil & Gas, Inc.* (Oil & Gas)	1,395	22,446
Northfield BanCorp, Inc. (Savings & Loans)	1,240	15,822
Northwest Bancshares, Inc. (Savings & Loans)	2,170	26,908
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	1,240	8,184
Northwest Natural Gas Co. (Gas)	620	26,796
NorthWestern Corp. (Electric)	775	35,821
Novavax, Inc.* (Biotechnology)	4,805	20,806
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,170	60,629
NRG Yield, Inc. (Electric)	465	24,296
Nutrisystem, Inc. (Food)	775	12,439
NuVasive, Inc.* (Healthcare - Products)	930	34,763
NxStage Medical, Inc.* (Healthcare - Products)	1,395	18,623
Oclaro, Inc.* (Telecommunications)	3,410	6,343
Office Depot, Inc.* (Retail)	11,005	55,134

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
OFG Bancorp (Banks)	1,085	$17,317
OHR Pharmaceutical, Inc.* (Pharmaceuticals)	775	6,975
Old National Bancorp (Banks)	2,325	31,109
Olin Corp. (Chemicals)	1,705	45,302
Olympic Steel, Inc. (Metal Fabricate/Hardware)	620	13,597
OM Group, Inc. (Chemicals)	775	21,909
Omega Protein Corp.* (Pharmaceuticals)	620	8,692
Omeros Corp.* (Biotechnology)	930	12,657
Omnicell, Inc.* (Software)	775	21,235
OmniVision Technologies, Inc.* (Semiconductors)	1,240	27,776
Omnova Solutions, Inc.* (Chemicals)	1,240	10,007
On Assignment, Inc.* (Commercial Services)	1,085	29,306
Oncothyreon, Inc.* (Biotechnology)	2,480	6,770
ONE Gas, Inc. (Gas)	1,085	39,060
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	620	9,176
Opko Health, Inc.* (Pharmaceuticals)	4,185	36,912
OraSure Technologies, Inc.* (Healthcare - Products)	1,550	12,757
Orbcomm, Inc.* (Telecommunications)	1,395	8,761
Orbital Sciences Corp.* (Aerospace/Defense)	1,240	31,831
Orbitz Worldwide, Inc.* (Internet)	1,395	12,346
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,790	13,922
Organovo Holdings, Inc.* (Biotechnology)	1,705	12,907
Orion Marine Group, Inc.* (Engineering & Construction)	930	10,053
Oritani Financial Corp. (Savings & Loans)	1,085	16,058
Otter Tail Corp. (Electric)	775	21,669
Outerwall, Inc.* (Diversified Financial Services)	465	25,584
Owens & Minor, Inc. (Distribution/Wholesale)	1,395	46,161
Pacific Biosciences of California, Inc.* (Biotechnology)	1,705	7,792
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	620	11,061
Pacific Sunwear of California, Inc.* (Retail)	2,480	5,034
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	775	71,299
Pain Therapeutics, Inc.* (Pharmaceuticals)	1,395	5,873
Papa John’s International, Inc. (Retail)	620	25,848
PAREXEL International Corp.* (Commercial Services)	1,240	66,414
Park Electrochemical Corp. (Electronics)	465	13,094
Park Sterling Corp. (Banks)	1,395	9,570
Parker Drilling Co.* (Oil & Gas)	2,945	18,200
Parkervision, Inc.* (Telecommunications)	4,185	5,231
Parkway Properties, Inc. (REIT)	1,550	32,132
Parsley Energy, Inc.* - Class A (Oil & Gas)	1,085	24,488
Pattern Energy Group, Inc. (Energy-Alternate Sources)	930	28,821
PDC Energy, Inc.* (Oil & Gas)	775	42,052
PDF Solutions, Inc.* (Software)	775	14,849
PDL BioPharma, Inc. (Biotechnology)	3,565	33,440
Pebblebrook Hotel Trust (REIT)	1,395	50,777
Pegasystems, Inc. (Software)	930	19,874
Pendrell Corp.* (Commercial Services)	5,425	7,975
Penn National Gaming, Inc.* (Entertainment)	1,860	19,493
Penn Virginia Corp.* (Oil & Gas)	1,550	20,181
Pennsylvania REIT (REIT)	1,550	29,807
PennyMac Mortgage Investment Trust (REIT)	1,550	33,186
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	5,425	8,192
Peregrine Semiconductor Corp.* (Semiconductors)	1,085	7,313
Perficient, Inc.* (Internet)	930	15,801
Performant FINL Corp.* (Commercial Services)	930	8,919
Pericom Semiconductor Corp.* (Semiconductors)	775	6,843
Pernix Therapeutics Holdings I* (Pharmaceuticals)	1,085	8,148
PetMed Express, Inc. (Retail)	620	8,494
PetroQuest Energy, Inc.* (Oil & Gas)	1,705	10,929
PGT, Inc.* (Building Materials)	1,395	12,918
PharMerica Corp.* (Pharmaceuticals)	775	20,917
PHH Corp.* (Commercial Services)	1,240	28,954
Photronics, Inc.* (Semiconductors)	1,550	12,354
Physicians Realty Trust (REIT)	930	13,094
PICO Holdings, Inc.* (Water)	620	13,733
Piedmont Natural Gas Co., Inc. (Gas)	1,550	53,770
Pier 1 Imports, Inc. (Retail)	2,015	30,346
Pike Electric Corp.* (Electric)	930	7,496
Pinnacle Entertainment, Inc.* (Entertainment)	1,240	27,032
Pinnacle Financial Partners, Inc. (Banks)	775	28,675
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,395	20,520
Plantronics, Inc. (Telecommunications)	930	43,682
Platinum Underwriters Holdings, Ltd. (Insurance)	620	36,332
Plexus Corp.* (Electronics)	775	30,481
Plug Power, Inc.* (Energy-Alternate Sources)	4,030	21,843
PLX Technology, Inc.* (Semiconductors)	1,395	9,054
Ply Gem Holdings, Inc.* (Building Materials)	775	6,456
PMC-Sierra, Inc.* (Semiconductors)	3,875	26,079
PNM Resources, Inc. (Electric)	1,705	43,733
Polycom, Inc.* (Telecommunications)	2,945	37,755
PolyOne Corp. (Chemicals)	1,860	70,587
Polypore International, Inc.* (Miscellaneous Manufacturing)	930	40,083
Pool Corp. (Distribution/Wholesale)	930	50,927
Popeyes Louisiana Kitchen, Inc.* (Retail)	465	18,740

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,085	$63,971
Portland General Electric Co. (Electric)	1,550	49,492
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	775	19,484
Post Holdings, Inc.* (Food)	930	41,776
Potlatch Corp. (REIT)	930	38,409
Power Integrations, Inc. (Semiconductors)	620	33,375
PowerSecure International, Inc.* (Electrical Components & Equipment)	775	7,618
Pozen, Inc. (Pharmaceuticals)	930	6,733
Premiere Global Services, Inc.* (Telecommunications)	1,240	16,244
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,085	33,418
PRGX Global, Inc.* (Commercial Services)	1,085	6,532
Primerica, Inc. (Insurance)	1,085	49,997
Primoris Services Corp. (Pipelines)	930	22,208
PrivateBancorp, Inc. (Banks)	1,550	44,640
Procera Networks, Inc.* (Telecommunications)	775	7,758
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,170	10,373
Progress Software Corp.* (Software)	1,085	25,150
Proofpoint, Inc.* (Software)	775	27,334
PROS Holdings, Inc.* (Software)	620	15,884
Prosperity Bancshares, Inc. (Banks)	1,395	81,090
Prothena Corp PLC* (Biotechnology)	620	10,763
Proto Labs, Inc.* (Miscellaneous Manufacturing)	465	37,665
Provident Financial Services, Inc. (Savings & Loans)	1,395	23,310
PTC Therapeutics, Inc.* (Biotechnology)	620	16,380
Puma Biotechnology, Inc.* (Biotechnology)	465	103,100
QLIK Technologies, Inc.* (Software)	1,860	49,216
QLogic Corp.* (Semiconductors)	2,015	18,337
Quad Graphics, Inc. (Commercial Services)	775	16,368
Quality Distribution, Inc.* (Transportation)	775	10,346
Quality Systems, Inc. (Software)	1,240	19,232
Qualys, Inc.* (Computers)	465	11,109
Quanex Building Products Corp. (Building Materials)	930	15,894
Quantum Corp.* (Computers)	7,285	9,106
Quicklogic Corp.* (Semiconductors)	1,860	6,324
Quicksilver Resources, Inc.* (Oil & Gas)	3,875	7,285
Quidel Corp.* (Healthcare - Products)	775	18,499
QuinStreet, Inc.* (Internet)	1,395	6,961
Radian Group, Inc. (Insurance)	3,875	49,057
Radio One, Inc.* - Class D (Media)	1,240	5,419
RadNet, Inc.* (Healthcare - Services)	1,085	5,544
RAIT Financial Trust (REIT)	2,015	15,516
Rally Software Development COR* (Software)	775	7,882
Rambus, Inc.* (Semiconductors)	2,480	28,545
Ramco-Gershenson Properties Trust (REIT)	1,550	25,730
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,550	13,346
Raven Industries, Inc. (Miscellaneous Manufacturing)	775	21,599
RBC Bearings, Inc. (Metal Fabricate/Hardware)	465	25,798
RealD, Inc.* (Computers)	1,085	11,468
RealNetworks, Inc.* (Internet)	930	6,994
RealPage, Inc.* (Software)	1,240	19,970
Redwood Trust, Inc. (REIT)	1,860	35,303
Regis Corp. (Retail)	1,085	15,114
Renasant Corp. (Banks)	775	22,010
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	930	10,416
Rent-A-Center, Inc. (Commercial Services)	1,085	25,975
Rentech, Inc.* (Chemicals)	5,890	12,781
Repligen Corp.* (Biotechnology)	775	16,252
Repros Therapeutics, Inc.* (Pharmaceuticals)	620	8,692
Republic Airways Holdings, Inc.* (Airlines)	1,240	12,326
Republic First Bancorp, Inc.* (Banks)	1,240	5,456
Resolute Energy Corp.* (Oil & Gas)	2,015	15,395
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,550	23,855
Resource Capital Corp. (REIT)	3,100	17,081
Resources Connection, Inc. (Commercial Services)	1,085	16,384
Restoration Hardware Holdings* (Retail)	620	50,709
Retail Opportunity Investments Corp. (REIT)	1,705	26,308
Retailmenot, Inc.* (Internet)	775	18,957
Retrophin, Inc.* (Biotechnology)	775	8,231
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	2,170	4,600
Rex Energy Corp.* (Oil & Gas)	1,085	14,962
Rexford Industrial Realty, Inc. (REIT)	775	10,718
Rexnord Corp.* (Metal Fabricate/Hardware)	1,550	41,710
RF Micro Devices, Inc.* (Telecommunications)	5,890	65,732
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,635	8,616
RingCentral, Inc.* - Class A (Internet)	775	11,571
RLI Corp. (Insurance)	930	39,748
RLJ Lodging Trust (REIT)	2,635	73,884
Roadrunner Transportation Systems, Inc.* (Transportation)	620	15,587
Rockwell Medical, Inc.* (Healthcare - Products)	1,085	10,959
Rofin-Sinar Technologies, Inc.* (Electronics)	775	16,918
Rosetta Resources, Inc.* (Oil & Gas)	1,240	63,327
Rosetta Stone, Inc.* (Software)	775	7,471
Roundy’s, Inc. (Retail)	1,395	6,738
Rouse Properties, Inc. (REIT)	930	15,764
RPX Corp.* (Commercial Services)	1,240	19,344
RSP Permian, Inc.* (Oil & Gas)	465	13,741

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
RTI Biologics, Inc.* (Biotechnology)	2,015	$9,209
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	775	19,267
Rubicon Technology, Inc.* (Semiconductors)	930	7,003
Ruby Tuesday, Inc.* (Retail)	1,705	10,247
Ruckus Wireless, Inc.* (Telecommunications)	1,550	20,011
Rudolph Technologies, Inc.* (Semiconductors)	1,085	9,993
Rush Enterprises, Inc.* - Class A (Retail)	775	27,303
Ruth’s Hospitality Group, Inc. (Retail)	930	10,556
Ryman Hospitality Properties, Inc. (REIT)	930	44,408
S&T Bancorp, Inc. (Banks)	775	18,856
Sabra Health Care REIT, Inc. (REIT)	1,085	30,055
Safe Bulkers, Inc. (Transportation)	1,085	7,910
Safeguard Scientifics, Inc.* (Internet)	620	12,307
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	620	15,798
Saia, Inc.* (Transportation)	620	28,303
Sanchez Energy Corp.* (Oil & Gas)	930	29,500
Sanderson Farms, Inc. (Food)	465	42,357
Sandy Spring Bancorp, Inc. (Banks)	620	14,514
Sangamo Biosciences, Inc.* (Biotechnology)	1,550	18,414
Sanmina Corp.* (Electronics)	1,705	39,708
Sapiens International Corp. N.V.* (Software)	930	6,715
Sapient Corp.* (Internet)	2,480	36,604
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	930	19,846
ScanSource, Inc.* (Distribution/Wholesale)	620	22,202
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	620	16,560
Scholastic Corp. (Media)	620	21,960
Schulman (A.), Inc. (Chemicals)	620	24,639
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	620	25,315
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,705	8,218
Science Applications International Corp. (Computers)	930	38,846
Scientific Games Corp.* - Class A (Entertainment)	1,240	10,590
Sciquest, Inc.* (Software)	775	11,927
Scorpio Bulkers, Inc.* (Transportation)	3,100	23,839
Scorpio Tankers, Inc. (Transportation)	4,185	39,296
SeaChange International, Inc.* (Software)	1,085	8,127
SEACOR Holdings, Inc.* (Oil & Gas Services)	465	35,321
Select Comfort Corp.* (Home Furnishings)	1,240	25,048
Select Income REIT (REIT)	775	21,506
Select Medical Holdings Corp. (Healthcare - Services)	1,705	26,496
Selective Insurance Group, Inc. (Insurance)	1,240	27,640
SemGroup Corp. - Class A (Pipelines)	930	71,685
Semtech Corp.* (Semiconductors)	1,395	31,150
Senomyx, Inc.* (Food)	1,240	8,748
Sensient Technologies Corp. (Chemicals)	1,085	56,963
Sequenom, Inc.* (Biotechnology)	3,255	12,206
ServiceSource International, Inc.* (Commercial Services)	2,015	8,926
SFX Entertainment, Inc.* (Commercial Services)	1,395	9,556
Shenandoah Telecommunications Co. (Telecommunications)	620	17,180
Ship Finance International, Ltd. (Transportation)	1,395	25,389
ShoreTel, Inc.* (Telecommunications)	1,705	10,537
Shutterfly, Inc.* (Internet)	775	38,223
Silicon Graphics International Corp.* (Computers)	1,085	10,318
Silicon Image, Inc.* (Semiconductors)	2,170	10,828
Silicon Laboratories, Inc.* (Semiconductors)	930	37,879
Silver Bay Realty Trust Corp. (REIT)	930	15,029
Silver Spring Networks, Inc.* (Computers)	930	9,932
Simpson Manufacturing Co., Inc. (Building Materials)	930	28,281
Sinclair Broadcast Group, Inc. - Class A (Media)	1,395	45,073
Sizmek, Inc.* (Advertising)	775	7,045
Skechers U.S.A., Inc.* - Class A (Apparel)	775	40,432
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	930	5,534
SkyWest, Inc. (Airlines)	1,240	13,256
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,240	15,314
Snyders-Lance, Inc. (Food)	1,085	26,919
Solazyme, Inc.* (Energy-Alternate Sources)	1,705	16,504
Sonic Automotive, Inc. - Class A (Retail)	930	22,618
Sonic Corp.* (Retail)	1,240	25,606
Sonus Networks, Inc.* (Telecommunications)	5,735	20,245
Sotheby’s - Class A (Commercial Services)	1,240	49,165
South Jersey Industries, Inc. (Gas)	775	41,517
South State Corp. (Banks)	465	27,021
Southwest Gas Corp. (Gas)	930	46,063
Sovran Self Storage, Inc. (REIT)	620	47,566
Spansion, Inc.* - Class A (Computers)	1,395	26,463
Spartan Motors, Inc. (Auto Parts & Equipment)	1,395	5,999
SpartanNash Co. (Food)	930	19,493
Spectranetics Corp.* (Healthcare - Products)	930	23,854
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,705	12,003
Speed Commerce, Inc.* (Distribution/Wholesale)	2,015	6,267
Spok Holdings, Inc. (Telecommunications)	620	9,281
Springleaf Holdings, Inc.* (Diversified Financial Services)	620	16,232

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
SS&C Technologies Holdings, Inc.* (Software)	1,395	$60,416
St. Joe Co.* (Real Estate)	1,395	31,862
Staar Surgical Co.* (Healthcare - Products)	930	11,969
STAG Industrial, Inc. (REIT)	1,085	24,781
Stage Stores, Inc. (Retail)	775	13,966
Standard Pacific Corp.* (Home Builders)	3,255	24,543
Starwood Waypoint Residential Trust* (REIT)	930	24,450
State Bank Financial Corp. (Banks)	775	12,795
Steelcase, Inc. - Class A (Office Furnishings)	1,860	28,086
Stein Mart, Inc. (Retail)	775	10,060
STERIS Corp. (Healthcare - Products)	1,240	63,090
Sterling Bancorp (Savings & Loans)	1,860	22,134
Steven Madden, Ltd.* (Apparel)	1,240	39,494
Stewart Information Services Corp. (Insurance)	465	13,704
Stifel Financial Corp.* (Diversified Financial Services)	1,395	63,877
Stillwater Mining Co.* (Mining)	2,480	44,392
Stone Energy Corp.* (Oil & Gas)	1,240	47,182
Stoneridge, Inc.* (Electronics)	930	10,202
Strategic Hotels & Resorts, Inc.* (REIT)	5,115	58,361
Summit Hotel Properties, Inc. (REIT)	2,015	20,694
Sun Bancorp, Inc.* (Banks)	1,705	6,411
Sun Communities, Inc. (REIT)	930	48,946
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	465	16,963
SunCoke Energy, Inc.* (Coal)	1,550	35,386
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,550	10,199
Sunstone Hotel Investors, Inc. (REIT)	3,875	54,986
Super Micro Computer, Inc.* (Computers)	775	20,282
Superior Industries International, Inc. (Auto Parts & Equipment)	620	11,600
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	930	8,054
SUPERVALU, Inc.* (Food)	4,340	39,798
Susquehanna Bancshares, Inc. (Banks)	4,030	41,025
Swift Energy Co.* (Oil & Gas)	1,085	11,989
Swift Transportation Co.* (Transportation)	1,860	38,036
SWS Group, Inc.* (Diversified Financial Services)	1,085	7,769
Sykes Enterprises, Inc.* (Computers)	930	19,251
Symetra Financial Corp. (Insurance)	1,550	35,340
Symmetry Medical, Inc.* (Healthcare - Products)	1,085	9,559
Synageva BioPharma Corp.* (Biotechnology)	465	31,811
Synaptics, Inc.* (Computers)	775	55,978
Synchronoss Technologies, Inc.* (Software)	775	31,318
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	2,790	10,184
Synergy Resources Corp.* (Oil & Gas)	1,550	16,306
SYNNEX Corp.* (Software)	620	39,990
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	2,015	7,959
Take-Two Interactive Software, Inc.* (Software)	2,015	45,096
TAL International Group, Inc. (Trucking & Leasing)	775	34,255
Taminco Corp.* (Chemicals)	775	16,198
Tangoe, Inc.* (Software)	930	12,834
TASER International, Inc.* (Electronics)	1,240	14,954
Team Health Holdings, Inc.* (Commercial Services)	1,395	78,887
Team, Inc.* (Commercial Services)	465	18,419
Teekay Tankers, Ltd. - Class A (Transportation)	2,015	8,020
TeleCommunication Systems, Inc.* - Class A (Internet)	2,015	6,347
Teledyne Technologies, Inc.* (Aerospace/Defense)	775	70,680
Telenav, Inc.* (Telecommunications)	1,085	5,392
Tenneco, Inc.* (Auto Parts & Equipment)	1,240	78,987
Terreno Realty Corp. (REIT)	775	14,493
Tesco Corp. (Oil & Gas Services)	775	15,128
Tessera Technologies, Inc. (Semiconductors)	1,240	31,508
TETRA Tech, Inc. (Environmental Control)	1,395	33,871
TETRA Technologies, Inc.* (Oil & Gas Services)	1,860	20,479
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	620	6,510
Texas Capital Bancshares, Inc.* (Banks)	930	48,407
Texas Roadhouse, Inc. - Class A (Retail)	1,550	38,564
Textainer Group Holdings, Ltd. (Trucking & Leasing)	465	17,005
TG Therapeutics, Inc.* (Pharmaceuticals)	775	6,130
The Andersons, Inc. (Agriculture)	620	33,493
The Brink’s Co. (Commercial Services)	1,085	29,121
The Buckle, Inc. (Retail)	620	27,590
The Cato Corp. - Class A (Retail)	620	19,133
The Cheesecake Factory, Inc. (Retail)	1,085	46,524
The Children’s Place Retail Stores, Inc. (Retail)	465	23,343
The Corporate Executive Board Co. (Commercial Services)	775	48,103
The Ensign Group, Inc. (Healthcare - Services)	465	15,312
The Finish Line, Inc. - Class A (Retail)	1,085	28,525
The Fresh Market, Inc.* (Food)	930	27,835
The Geo Group, Inc. (REIT)	1,550	53,335
The Greenbrier Cos., Inc. (Trucking & Leasing)	620	39,959
The KEYW Holding Corp.* (Computers)	930	12,183
The McClatchy Co.* - Class A (Media)	1,860	8,984
The Medicines Co.* (Biotechnology)	1,395	32,601
The Men’s Wearhouse, Inc. (Retail)	930	46,797
The New York Times Co. - Class A (Media)	2,945	36,783
The Pantry, Inc.* (Retail)	620	11,104

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
The Pep Boys - Manny, Moe & Jack* (Retail)	1,395	$14,759
The Ryland Group, Inc. (Home Builders)	930	29,853
The Ultimate Software Group, Inc.* (Software)	620	83,643
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,635	12,226
Theravance Biopharma, Inc.* (Biotechnology)	620	17,379
Theravance, Inc. (Biotechnology)	1,705	36,999
Thermon Group Holdings, Inc.* (Oil & Gas Services)	775	18,895
Third Point Reinsurance, Ltd.* (Insurance)	1,395	20,311
Thoratec Corp.* (Healthcare - Products)	1,240	40,300
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	2,015	8,483
Tile Shop Holdings, Inc.* (Retail)	775	7,835
Time, Inc.* (Media)	2,325	56,032
Titan International, Inc. (Auto Parts & Equipment)	1,085	16,188
TiVo, Inc.* (Home Furnishings)	2,480	33,380
Tornier N.V.* (Healthcare - Products)	775	16,066
Tower International, Inc.* (Auto Parts & Equipment)	465	14,648
TowneBank (Banks)	775	11,455
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	775	8,091
TransEnterix, Inc.* (Healthcare - Products)	1,240	4,923
Tredegar Corp. (Miscellaneous Manufacturing)	620	12,115
TreeHouse Foods, Inc.* (Food)	775	56,962
Tremor Video, Inc.* (Advertising)	1,395	5,189
Trex Co., Inc.* (Building Materials)	775	21,816
Triangle Petroleum Corp.* (Oil & Gas)	1,705	18,414
TriMas Corp.* (Miscellaneous Manufacturing)	930	29,462
Triple-S Management Corp.* (Healthcare - Services)	620	10,714
TriQuint Semiconductor, Inc.* (Semiconductors)	3,565	64,098
Tristate Capital Holdings, Inc.* (Banks)	620	6,070
Tronox, Ltd. (Chemicals)	1,395	37,023
TrueBlue, Inc.* (Commercial Services)	930	25,101
Trulia, Inc.* (Internet)	775	46,911
TrustCo Bank Corp. (Banks)	2,325	15,322
Trustmark Corp. (Banks)	1,395	32,127
TTM Technologies, Inc.* (Electronics)	1,550	11,641
Tuesday Morning Corp.* (Retail)	1,085	17,859
Tumi Holdings, Inc.* (Household Products/Wares)	1,085	22,872
Tutor Perini Corp.* (Engineering & Construction)	775	21,103
Tyler Technologies, Inc.* (Software)	620	56,253
U.S. Silica Holdings, Inc. (Mining)	1,085	60,999
Ubiquiti Networks, Inc.* (Telecommunications)	620	23,703
UIL Holdings Corp. (Electric)	1,240	43,536
Ultra Clean Holdings, Inc.* (Semiconductors)	930	8,063
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,550	5,053
Ultratech Stepper, Inc.* (Semiconductors)	775	18,352
UMB Financial Corp. (Banks)	775	43,888
Umpqua Holdings Corp. (Banks)	3,410	57,697
Unilife Corp.* (Healthcare - Products)	3,255	8,203
Union Bankshares Corp. (Banks)	1,085	25,910
Unisys Corp.* (Computers)	1,085	23,100
United Bankshares, Inc. (Banks)	1,395	44,752
United Community Banks, Inc. (Banks)	1,240	20,522
United Community Financial Corp. (Savings & Loans)	1,860	7,998
United Financial Bancorp, Inc. (Savings & Loans)	1,240	15,723
United Fire Group, Inc. (Insurance)	465	13,141
United Natural Foods, Inc.* (Food)	1,085	63,602
United Stationers, Inc. (Distribution/Wholesale)	930	35,879
Universal American Corp. (Healthcare - Services)	1,240	9,846
Universal Corp. (Agriculture)	465	24,147
Universal Display Corp.* (Electrical Components & Equipment)	930	28,514
Universal Forest Products, Inc. (Building Materials)	465	20,358
Universal Insurance Holdings, Inc. (Insurance)	930	11,216
Universal Technical Institute, Inc. (Commercial Services)	775	9,277
UNS Energy Corp. (Electric)	930	56,191
Unwired Planet, Inc.* (Internet)	3,565	7,130
Urstadt Biddle Properties - Class A (REIT)	620	12,704
US Ecology, Inc. (Environmental Control)	465	21,046
UTI Worldwide, Inc.* (Transportation)	2,170	20,528
VAALCO Energy, Inc.* (Oil & Gas)	1,550	10,695
Vail Resorts, Inc. (Entertainment)	775	58,512
Valley National Bancorp (Banks)	4,185	40,092
ValueVision Media, Inc.* - Class A (Advertising)	1,550	7,099
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	930	13,671
Vantage Drilling Co.* (Oil & Gas)	5,890	11,014
VASCO Data Security International, Inc.* (Internet)	930	12,620
Vector Group, Ltd. (Agriculture)	1,395	28,639
Veeco Instruments, Inc.* (Semiconductors)	930	32,280
Vera Bradley, Inc.* (Retail)	620	12,295
Verastem, Inc.* (Biotechnology)	775	5,727
Verint Systems, Inc.* (Software)	1,085	50,930
Viad Corp. (Commercial Services)	620	13,156
ViaSat, Inc.* (Telecommunications)	930	54,377
ViewPoint Financial Group, Inc. (Banks)	930	23,380
Violin Memory, Inc.* (Computers)	2,325	9,207
VirnetX Holding Corp.* (Internet)	1,085	15,168
Virtusa Corp.* (Computers)	620	19,394
VistaPrint N.V.* (Commercial Services)	775	38,177
Vitacost.com, Inc.* (Internet)	1,085	8,658

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Common Stocks, continued

	Shares	Value
Vitamin Shoppe, Inc.* (Retail)	620	$26,443
Vitesse Semiconductor Corp.* (Semiconductors)	2,015	6,045
VIVUS, Inc.* (Pharmaceuticals)	2,480	11,954
Vocera Communications, Inc.* (Computers)	775	9,742
Volcano Corp.* (Healthcare - Products)	1,240	20,472
Vonage Holdings Corp.* (Telecommunications)	4,340	15,103
Vringo, Inc.* (Telecommunications)	2,480	8,085
W&T Offshore, Inc. (Oil & Gas)	930	12,471
Wabash National Corp. (Auto Manufacturers)	1,550	21,096
WageWorks, Inc.* (Diversified Financial Services)	775	32,349
Walter Energy, Inc. (Coal)	1,860	10,695
Walter Investment Management Corp.* (Diversified Financial Services)	775	21,375
Warren Resources, Inc.* (Oil & Gas)	2,015	11,868
Washington Federal, Inc. (Savings & Loans)	2,170	45,483
Washington REIT (REIT)	1,395	37,832
Waterstone Financial, Inc. (Savings & Loans)	930	10,258
Watsco, Inc. (Distribution/Wholesale)	465	41,651
Watts Water Technologies, Inc. - Class A (Electronics)	620	36,245
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,085	10,926
Web.com Group, Inc.* (Internet)	1,085	28,806
WebMD Health Corp.* (Internet)	775	38,618
Webster Financial Corp. (Banks)	1,860	53,326
Weight Watchers International, Inc. (Commercial Services)	775	16,810
WellCare Health Plans, Inc.* (Healthcare - Services)	930	58,012
Werner Enterprises, Inc. (Transportation)	930	22,859
WesBanco, Inc. (Banks)	620	18,526
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,240	23,498
West Corp. (Telecommunications)	930	23,966
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,395	56,846
Westamerica Bancorp (Banks)	620	29,648
Western Alliance Bancorp* (Banks)	1,550	35,494
Western Asset Mortgage Capital Corp. (REIT)	1,085	14,756
Western Refining, Inc. (Oil & Gas)	1,085	44,442
WEX, Inc.* (Commercial Services)	775	83,637
WGL Holdings, Inc. (Gas)	1,085	42,293
Whitestone REIT (REIT)	620	9,275
Willbros Group, Inc.* (Oil & Gas Services)	1,085	12,575
Wilshire Bancorp, Inc. (Banks)	1,705	16,061
Winnebago Industries, Inc.* (Home Builders)	620	14,570
Winthrop Realty Trust (REIT)	930	14,015
Wintrust Financial Corp. (Banks)	930	43,087
WisdomTree Investments, Inc.* (Diversified Financial Services)	2,325	23,855
Wolverine World Wide, Inc. (Apparel)	2,170	52,644
Woodward, Inc. (Electronics)	1,395	69,694
World Wrestling Entertainment, Inc. - Class A (Media)	930	11,606
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,085	41,500
Wright Medical Group, Inc.* (Healthcare - Products)	1,085	33,440
Xcerra Corp.* (Semiconductors)	1,395	13,043
Xenoport, Inc.* (Pharmaceuticals)	1,860	7,979
XO Group, Inc.* (Internet)	775	8,657
Xoma Corp.* (Biotechnology)	2,480	9,622
Xoom Corp.* (Commercial Services)	775	16,787
XPO Logistics, Inc.* (Transportation)	1,085	33,516
YRC Worldwide, Inc.* (Transportation)	775	20,290
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	1,395	28,234
Zep, Inc. (Chemicals)	620	9,666
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,860	5,822
Zix Corp.* (Internet)	2,635	9,143
Zoe’s Kitchen, Inc.* (Retail)	620	17,986
Zumiez, Inc.* (Retail)	2,790	77,701
TOTAL COMMON STOCKS (Cost $23,422,010)		31,890,604

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*^(b) (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.*^(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—

TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d)(24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%-0.05%, dated 7/31/14, due 8/1/14, total to be received $13,099,013	$13,099,000	$13,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,099,000)		13,099,000
TOTAL INVESTMENT SECURITIES (Cost $36,525,798) - 84.8%		44,994,392
Net other assets (liabilities) - 15.2%		8,053,929

NET ASSETS - 100.0%		$53,048,321

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

*	Non-income producing security
^	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2014, the aggregate amount held in a segregated account was $7,555,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	54	9/22/14	$6,024,240	$(208,638)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/14	(0.48)%	$14,639,533	$(119,124)
Russell 2000 Index	Goldman Sachs International	8/27/14	(0.28)%	22,920,043	(216,243)
				37,559,576	$(335,367)

iShares Russell 2000 ETF	UBS AG	8/27/14	(0.18)%	8,624,889	(124,169)
Russell 2000 Index	UBS AG	8/27/14	(0.03)%	21,942,490	(376,611)
				30,567,379	(500,780)

				$68,126,955	$(836,147)

^	Reflects the floating financing rate, as of July 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2014:

	Value	% of Net Assets
Advertising	$73,019	0.1%
Aerospace/Defense	464,016	0.9%
Agriculture	97,762	0.2%
Airlines	95,528	0.2%
Apparel	203,822	0.4%
Auto Manufacturers	21,096	NM
Auto Parts & Equipment	409,598	0.8%
Banks	2,005,726	3.8%
Biotechnology	1,264,344	2.4%
Building Materials	344,523	0.6%
Chemicals	686,419	1.3%
Coal	100,733	0.2%
Commercial Services	1,803,995	3.4%
Computers	718,265	1.4%
Cosmetics/Personal Care	12,791	NM
Distribution/Wholesale	255,023	0.5%
Diversified Financial Services	750,034	1.4%
Electric	706,464	1.3%
Electrical Components & Equipment	357,294	0.7%
Electronics	615,383	1.2%
Energy-Alternate Sources	163,920	0.3%
Engineering & Construction	214,937	0.4%
Entertainment	252,089	0.5%
Environmental Control	211,659	0.4%
Food	468,836	0.9%
Forest Products & Paper	164,370	0.3%
Gas	333,413	0.6%
Hand/Machine Tools	39,765	0.1%
Healthcare - Products	1,152,903	2.2%
Healthcare - Services	500,768	0.9%
Holding Companies - Diversified	53,416	0.1%
Home Builders	188,105	0.4%
Home Furnishings	145,508	0.3%
Household Products/Wares	86,161	0.2%
Housewares	16,145	NM
Insurance	843,234	1.6%
Internet	766,576	1.4%
Investment Companies	35,414	0.1%
Iron/Steel	87,525	0.2%
Leisure Time	192,516	0.4%
Lodging	95,678	0.2%
Machinery-Diversified	229,532	0.4%
Media	429,595	0.8%
Metal Fabricate/Hardware	240,314	0.5%
Mining	298,632	0.6%
Miscellaneous Manufacturing	552,553	1.0%
Multi-National	23,010	NM
Office Furnishings	140,016	0.3%
Oil & Gas	1,141,632	2.2%
Oil & Gas Services	516,623	1.0%
Packaging & Containers	125,159	0.2%
Pharmaceuticals	1,018,996	1.9%
Pipelines	93,893	0.2%
Real Estate	182,012	0.3%
REIT	2,937,085	5.4%
Retail	1,717,591	3.2%
Savings & Loans	487,810	0.9%
Semiconductors	1,188,410	2.2%
Software	1,577,074	3.0%
Storage/Warehousing	58,615	0.1%
Telecommunications	1,072,265	2.0%
Toys/Games/Hobbies	12,310	NM
Transportation	695,423	1.3%
Trucking & Leasing	91,219	0.2%
Water	66,850	0.1%
Other **	21,152,929	39.9%
Total	$53,048,321	100.0%

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2014

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the Funds), as of July 31, 2014, and for the year then ended, and have issued our unqualified report thereon dated September 26, 2014 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audits of the financial statements included audits of the Funds’ schedules of portfolio investments (the Schedules) as of July 31, 2014 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

KPMG LLP

Columbus, Ohio
September 26, 2014

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 26, 2014

* Print the name and title of each signing officer under his or her signature.